UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Australia (17.6%)
Commonwealth Bank of Australia	1,568,598	92,338
Westpac Banking Corp.	3,068,518	72,609
Australia & New Zealand Banking Group Ltd.	2,684,244	52,811
National Australia Bank Ltd.	2,443,054	49,389
BHP Billiton Ltd.	2,964,062	43,934
CSL Ltd.	422,486	37,886
Wesfarmers Ltd.	1,033,300	33,795
Woolworths Ltd.	1,167,549	20,807
Scentre Group	4,709,038	18,980
Transurban Group	1,863,487	17,805
Telstra Corp. Ltd.	3,993,207	17,515
Macquarie Group Ltd.	284,034	16,081
Rio Tinto Ltd.	393,124	15,002
Brambles Ltd.	1,460,518	14,941
Westfield Corp.	1,786,846	14,526
Woodside Petroleum Ltd.	675,109	13,791
* Newcrest Mining Ltd.	684,639	13,334
Amcor Ltd.	1,074,621	12,281
Suncorp Group Ltd.	1,191,234	12,161
AMP Ltd.	2,699,406	11,943
QBE Insurance Group Ltd.	1,269,579	10,597
Insurance Australia Group Ltd.	2,250,931	10,353
AGL Energy Ltd.	625,052	9,786
Goodman Group	1,623,884	9,314
Stockland	2,183,083	8,378
Vicinity Centres	3,051,094	8,040
APA Group	1,029,631	7,614
Aurizon Holdings Ltd.	1,827,109	7,230
Ramsay Health Care Ltd.	119,539	7,161
Aristocrat Leisure Ltd.	582,714	7,072
GPT Group	1,656,606	7,065
* South32 Ltd.	4,913,054	6,928
James Hardie Industries plc	412,215	6,840
Origin Energy Ltd.	1,616,170	6,815
ASX Ltd.	177,438	6,711
Sonic Healthcare Ltd.	381,042	6,657
Dexus Property Group	894,474	6,643
Caltex Australia Ltd.	241,923	6,118
Medibank Pvt Ltd.	2,545,133	5,941
Oil Search Ltd.	1,080,342	5,920
Sydney Airport	998,355	5,749
Mirvac Group	3,418,424	5,719
Cochlear Ltd.	52,509	5,305
Santos Ltd.	1,524,187	5,210
LendLease Group	507,458	5,179
^ Fortescue Metals Group Ltd.	1,473,704	5,026
Treasury Wine Estates Ltd.	682,341	5,012
DUET Group	2,256,357	4,619
Tatts Group Ltd.	1,342,311	4,213

SEEK Ltd.	320,443	4,077
Challenger Ltd.	532,546	3,851
Orica Ltd.	348,799	3,766
Healthscope Ltd.	1,614,554	3,636
Boral Ltd.	693,152	3,625
Vocus Communications Ltd.	527,989	3,590
Coca-Cola Amatil Ltd.	494,575	3,460
Crown Resorts Ltd.	346,135	3,449
Star Entertainment Grp Ltd.	756,346	3,416
BlueScope Steel Ltd.	526,190	3,395
Incitec Pivot Ltd.	1,538,449	3,368
Bendigo & Adelaide Bank Ltd.	426,986	3,299
Domino's Pizza Enterprises Ltd.	57,534	3,296
TPG Telecom Ltd.	309,931	3,030
Computershare Ltd.	448,166	3,026
Tabcorp Holdings Ltd.	772,274	2,874
Bank of Queensland Ltd.	350,046	2,816
Orora Ltd.	1,122,439	2,459
REA Group Ltd.	47,579	2,363
Alumina Ltd.	2,322,928	2,349
Qantas Airways Ltd.	948,409	2,277
Northern Star Resources Ltd.	543,461	2,221
AusNet Services	1,646,787	2,216
Iluka Resources Ltd.	394,944	2,124
Ansell Ltd.	142,371	2,098
* Mayne Pharma Group Ltd.	1,295,064	2,003
CIMIC Group Ltd.	89,818	1,998
^ IOOF Holdings Ltd.	285,550	1,965
carsales.com Ltd.	197,015	1,905
Adelaide Brighton Ltd.	423,186	1,902
Investa Office Fund	537,541	1,872
Harvey Norman Holdings Ltd.	501,714	1,846
JB Hi-Fi Ltd.	92,399	1,823
Evolution Mining Ltd.	832,335	1,822
ALS Ltd.	467,484	1,815
DuluxGroup Ltd.	356,877	1,803
Macquarie Atlas Roads Group	391,710	1,734
Magellan Financial Group Ltd.	99,654	1,733
Fairfax Media Ltd.	2,112,642	1,688
^ Qube Holdings Ltd.	814,321	1,577
^ Blackmores Ltd.	12,201	1,458
nib holdings Ltd.	411,913	1,450
Perpetual Ltd.	40,895	1,416
* Link Administration Holdings Ltd.	213,565	1,402
Primary Health Care Ltd.	443,958	1,381
* Metcash Ltd.	837,979	1,374
CSR Ltd.	468,285	1,371
Charter Hall Group	320,409	1,361
Regis Resources Ltd.	433,942	1,349
OZ Minerals Ltd.	272,231	1,333
BWP Trust	457,951	1,332
Downer EDI Ltd.	403,872	1,284
^ Flight Centre Travel Group Ltd.	52,181	1,279
^ BT Investment Management Ltd.	186,709	1,278
Navitas Ltd.	282,955	1,278
Shopping Centres Australasia Property Group	676,991	1,230
Independence Group NL	385,268	1,199

	Charter Hall Retail REIT	318,600	1,164
	Cromwell Property Group	1,363,985	1,145
	WorleyParsons Ltd.	199,707	1,143
	InvoCare Ltd.	101,967	1,136
	GrainCorp Ltd. Class A	170,799	1,102
*,^	St. Barbara Ltd.	461,464	1,077
	Nufarm Ltd.	165,885	1,046
	Sirtex Medical Ltd.	43,551	1,043
	Platinum Asset Management Ltd.	223,283	1,029
	Bapcor Ltd.	235,973	1,028
	G8 Education Ltd.	342,215	1,000
	Mineral Resources Ltd.	133,002	997
	IRESS Ltd.	115,885	996
	Super Retail Group Ltd.	133,164	993
	Sigma Pharmaceuticals Ltd.	999,254	984
	Aveo Group	360,469	959
*	APN Outdoor Group Ltd.	152,151	933
*,^	Saracen Mineral Holdings Ltd.	692,494	919
	Spotless Group Holdings Ltd.	998,542	907
	Premier Investments Ltd.	73,284	904
^	ARB Corp. Ltd.	61,226	845
*,^	Whitehaven Coal Ltd.	607,507	785
^	Myer Holdings Ltd.	756,271	769
*,^	Syrah Resources Ltd.	220,427	768
	Breville Group Ltd.	120,833	738
	Abacus Property Group	297,182	716
	Sims Metal Management Ltd.	108,887	702
	Automotive Holdings Group Ltd.	212,373	696
	Pact Group Holdings Ltd.	159,835	693
	Seven West Media Ltd.	875,828	691
^	Monadelphous Group Ltd.	82,788	664
	Steadfast Group Ltd.	409,384	657
	Ardent Leisure Group	406,683	656
2	MYOB Group Ltd.	225,752	647
	Mantra Group Ltd.	235,954	645
	Cleanaway Waste Management Ltd.	965,530	628
^	Retail Food Group Ltd.	141,270	621
	Brickworks Ltd.	53,402	610
^	GUD Holdings Ltd.	78,536	600
^	Estia Health Ltd.	152,628	596
	Beach Energy Ltd.	1,359,128	588
	Sandfire Resources NL	130,503	573
	Altium Ltd.	102,556	572
	Technology One Ltd.	128,772	558
*	NEXTDC Ltd.	195,528	557
	McMillan Shakespeare Ltd.	51,754	555
	Gateway Lifestyle	253,823	554
*	Australian Agricultural Co. Ltd.	357,924	553
*	Resolute Mining Ltd.	421,382	544
	Bega Cheese Ltd.	114,303	539
	SAI Global Ltd.	198,261	537
*,^	Perseus Mining Ltd.	1,049,581	519
^	Costa Group Holdings Ltd.	230,248	509
	National Storage REIT	408,830	508
*	IPH Ltd.	99,550	508
*,^	Bellamy's Australia Ltd.	55,910	502
	Genworth Mortgage Insurance Australia Ltd.	224,255	502

*	Newcrest Mining Ltd. ADR	25,477	497
	Southern Cross Media Group Ltd.	515,849	495
	Regis Healthcare Ltd.	124,047	486
	Australian Pharmaceutical Industries Ltd.	328,190	480
	Nine Entertainment Co. Holdings Ltd.	568,268	474
	Seven Group Holdings Ltd.	89,722	469
*,^	Infigen Energy	508,622	461
	Webjet Ltd.	78,853	458
^	Western Areas Ltd.	217,908	458
	Tassal Group Ltd.	145,696	457
^	Japara Healthcare Ltd.	226,566	446
	oOh!media Ltd.	105,393	444
	GWA Group Ltd.	269,958	432
	Greencross Ltd.	80,295	429
*	Nanosonics Ltd.	206,023	428
	Eclipx Group Ltd.	149,760	425
	Folkestone Education Trust	193,839	412
	Sims Metal Management Ltd. ADR	63,294	411
*,^	Beadell Resources Ltd.	1,033,535	411
	Programmed Maintenance Services Ltd.	257,640	405
	Growthpoint Properties Australia Ltd.	161,197	404
^	Select Harvests Ltd.	69,220	402
^	FlexiGroup Ltd.	263,398	401
*,^	RCG Corp. Ltd.	282,028	401
	360 Capital Industrial Fund	185,927	384
*	IDP Education Ltd.	115,828	379
*	APN News & Media Ltd.	119,012	373
	Arena REIT	213,761	372
^	Corporate Travel Management Ltd.	31,119	370
	Ingenia Communities Group	165,229	362
	Credit Corp. Group Ltd.	35,221	357
	Cabcharge Australia Ltd.	114,012	344
	Village Roadshow Ltd.	83,042	340
^	TFS Corp. Ltd.	269,055	333
	Virtus Health Ltd.	56,444	331
^	OzForex Group Ltd.	173,126	329
	Asaleo Care Ltd.	317,514	328
	iSentia Group Ltd.	136,810	327
*	BWX Ltd.	75,447	321
*	AWE Ltd.	465,794	320
	GDI Property Group	421,136	316
^	Cover-More Group Ltd.	293,109	306
	New Hope Corp. Ltd.	248,867	303
	SG Fleet Group Ltd.	98,686	302
*	UGL Ltd.	157,819	295
	Reject Shop Ltd.	27,271	267
	Hotel Property Investments	112,164	264
*,^	Highfield Resources Ltd.	244,305	261
	Astro Japan Property Group	48,525	256
	Collins Foods Ltd.	79,843	256
	CSG Ltd.	205,452	244
*	WPP AUNZ Ltd.	254,584	244
*,^	Ten Network Holdings Ltd.	270,457	236
	Tox Free Solutions Ltd.	117,020	235
*,^	Senex Energy Ltd.	1,091,195	225
	Ainsworth Game Technology Ltd.	137,090	218
*,^	Paladin Energy Ltd.	1,369,635	213

*,^	Mesoblast Ltd.	242,410	206
*,^	Liquefied Natural Gas Ltd.	418,482	200
*	Karoon Gas Australia Ltd.	196,111	200
*,^	Lynas Corp. Ltd.	3,376,727	193
	MACA Ltd.	139,094	185
*	Bradken Ltd.	140,925	177
*,^	Starpharma Holdings Ltd.	349,356	175
	RCR Tomlinson Ltd.	105,718	163
	Cedar Woods Properties Ltd.	44,952	158
	Thorn Group Ltd.	143,264	145
*	Mount Gibson Iron Ltd.	623,360	137
*,^	Virgin Australia Holdings Ltd.	671,838	123
	Cash Converters International Ltd.	319,273	107
*	Billabong International Ltd.	86,734	103
^	Slater & Gordon Ltd.	323,362	100
^	ERM Power Ltd.	121,428	94
^	Cardno Ltd.	208,032	91
*	Syrah Resources Ltd.	25,487	88
	SMS Management & Technology Ltd.	56,015	79
	Decmil Group Ltd.	119,124	74
*	NZME Ltd.	119,012	72
*	Watpac Ltd.	101,769	66
^	MMA Offshore Ltd.	279,707	63
^	Capitol Health Ltd.	465,009	57
*,^	Arrium Ltd.	2,773,644	46
	Acrux Ltd.	77,116	43
*	Kingsgate Consolidated Ltd.	130,071	41
*,^	Sundance Energy Australia Ltd.	320,851	38
*	Horizon Oil Ltd.	851,641	29
*	BGP Holdings PLC	15,642,708	—
^	DSHE Holdings Ltd.	147,770	—
			972,746
Hong Kong (8.6%)
	AIA Group Ltd.	11,124,845	69,299
	CK Hutchison Holdings Ltd.	2,604,091	30,522
	Hong Kong Exchanges and Clearing Ltd.	1,105,797	27,378
	Cheung Kong Property Holdings Ltd.	2,612,091	18,744
	Sun Hung Kai Properties Ltd.	1,296,118	18,597
	Link REIT	2,087,643	15,597
	CLP Holdings Ltd.	1,419,041	14,789
	Hong Kong & China Gas Co. Ltd.	6,926,332	12,879
	Hang Seng Bank Ltd.	703,841	12,600
	Power Assets Holdings Ltd.	1,227,316	12,031
	Jardine Matheson Holdings Ltd.	187,020	11,123
	BOC Hong Kong Holdings Ltd.	3,332,046	10,971
	Sands China Ltd.	2,235,947	8,555
	Wharf Holdings Ltd.	1,122,297	7,756
	MTR Corp. Ltd.	1,291,217	7,313
	Hongkong Land Holdings Ltd.	1,084,600	6,959
	Galaxy Entertainment Group Ltd.	1,948,950	6,497
	Jardine Strategic Holdings Ltd.	206,500	6,330
	Henderson Land Development Co. Ltd.	1,035,726	6,182
	AAC Technologies Holdings Inc.	650,000	6,076
	New World Development Co. Ltd.	5,182,870	6,040
	Swire Pacific Ltd. Class A	470,125	5,634
	Cheung Kong Infrastructure Holdings Ltd.	585,715	5,185
	Sino Land Co. Ltd.	2,830,300	5,064

	Techtronic Industries Co. Ltd.	1,156,500	4,897
^	Bank of East Asia Ltd.	1,081,276	4,476
	China Mengniu Dairy Co. Ltd.	2,531,000	4,240
	Wheelock & Co. Ltd.	756,486	4,057
	Hang Lung Properties Ltd.	1,854,317	4,019
2	WH Group Ltd.	4,842,365	3,824
^	Want Want China Holdings Ltd.	5,947,000	3,652
	Samsonite International SA	1,191,873	3,394
	Yue Yuen Industrial Holdings Ltd.	762,519	3,098
	Swire Properties Ltd.	1,071,765	2,991
	PCCW Ltd.	3,807,143	2,774
	Li & Fung Ltd.	5,399,259	2,705
	Hysan Development Co. Ltd.	579,603	2,673
	Hang Lung Group Ltd.	808,000	2,618
	Wynn Macau Ltd.	1,346,840	2,196
	NWS Holdings Ltd.	1,258,411	2,064
*	Semiconductor Manufacturing International Corp.	23,272,000	1,887
	Hopewell Holdings Ltd.	543,624	1,808
	Kerry Properties Ltd.	615,358	1,688
	First Pacific Co. Ltd.	2,166,823	1,685
	ASM Pacific Technology Ltd.	225,228	1,677
	Shangri-La Asia Ltd.	1,557,096	1,675
	VTech Holdings Ltd.	147,700	1,607
	Cathay Pacific Airways Ltd.	962,548	1,565
	Minth Group Ltd.	482,000	1,561
	Fortune REIT	1,212,000	1,556
^	Tingyi Cayman Islands Holding Corp.	1,780,600	1,545
*,^	Kingston Financial Group Ltd.	3,284,000	1,459
	Sun Art Retail Group Ltd.	2,042,000	1,420
^	Prada SPA	461,300	1,372
	Xinyi Glass Holdings Ltd.	1,788,000	1,368
*	Esprit Holdings Ltd.	1,642,500	1,319
	Champion REIT	2,270,000	1,312
	Haitong International Securities Group Ltd.	1,994,347	1,208
	Great Eagle Holdings Ltd.	253,000	1,144
	SJM Holdings Ltd.	1,787,359	1,120
	Man Wah Holdings Ltd.	1,428,800	1,044
	MGM China Holdings Ltd.	710,400	1,033
^	Xinyi Solar Holdings Ltd.	2,643,000	1,015
	Cafe de Coral Holdings Ltd.	294,000	989
	Dah Sing Financial Holdings Ltd.	142,952	959
	Uni-President China Holdings Ltd.	1,234,400	948
	China Goldjoy Group Ltd.	8,642,000	894
	L'Occitane International SA	427,000	892
	Television Broadcasts Ltd.	260,500	884
	Johnson Electric Holdings Ltd.	340,125	856
	Shui On Land Ltd.	3,163,166	854
	NagaCorp Ltd.	1,248,000	854
	Luk Fook Holdings International Ltd.	335,000	852
	HKBN Ltd.	680,500	814
^	Chow Tai Fook Jewellery Group Ltd.	1,052,000	812
^	Brightoil Petroleum Holdings Ltd.	2,726,000	803
	Melco International Development Ltd.	768,000	790
	FIH Mobile Ltd.	2,170,000	740
	Kerry Logistics Network Ltd.	515,179	737
	Value Partners Group Ltd.	859,000	726
^	Guotai Junan International Holdings Ltd.	2,123,213	715

	China Travel International Investment Hong Kong Ltd.	2,483,000	706
	Truly International Holdings Ltd.	1,268,000	692
*	Huabao International Holdings Ltd.	1,832,000	658
	Dah Sing Banking Group Ltd.	346,856	651
	Pacific Textiles Holdings Ltd.	456,000	647
	Nexteer Automotive Group Ltd.	649,000	644
	Orient Overseas International Ltd.	180,824	642
	Lifestyle International Holdings Ltd.	441,500	624
	SITC International Holdings Co. Ltd.	1,044,000	619
	Sunlight REIT	1,011,000	618
	Stella International Holdings Ltd.	354,500	607
	SmarTone Telecommunications Holdings Ltd.	333,500	595
	Town Health International Medical Group Ltd.	3,702,000	593
*	Freeman Financial Corp. Ltd.	11,346,489	587
*	Pou Sheng International Holdings Ltd.	1,991,000	571
	Giordano International Ltd.	1,062,000	558
	Shougang Fushan Resources Group Ltd.	3,118,000	556
	CP Pokphand Co. Ltd.	4,779,000	555
	Shun Tak Holdings Ltd.	1,702,000	552
*,^	KuangChi Science Ltd.	1,552,000	540
*,^,2 IMAX China Holding Inc.		104,100	538
	K Wah International Holdings Ltd.	1,040,500	527
	Yuexiu REIT	872,000	523
	United Co. RUSAL plc	1,437,000	511
	Hopewell Highway Infrastructure Ltd.	988,656	506
*	Global Brands Group Holding Ltd.	5,741,259	504
	CITIC Telecom International Holdings Ltd.	1,292,000	487
	Prosperity REIT	1,088,000	486
	SEA Holdings Ltd.	201,060	483
^	China LNG Group Ltd.	15,240,000	467
	Texwinca Holdings Ltd.	588,000	463
	SA Sa International Holdings Ltd.	1,035,860	452
	Towngas China Co. Ltd.	730,929	445
*	China Oceanwide Holdings Ltd.	4,235,000	427
*	TOM Group Ltd.	1,528,000	411
	Dynam Japan Holdings Co. Ltd.	253,200	400
	Chow Sang Sang Holdings International Ltd.	202,000	396
*	Sino Oil And Gas Holdings Ltd.	12,815,000	387
	TCL Communication Technology Holdings Ltd.	429,000	387
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,045,000	383
	IGG Inc.	887,000	379
*	Pacific Basin Shipping Ltd.	3,286,000	369
	Goodbaby International Holdings Ltd.	807,000	367
	G-Resources Group Ltd.	20,139,000	354
*,^	MMG Ltd.	1,460,000	351
*,^,2 Regina Miracle International Holdings Ltd.		317,000	349
*	China Strategic Holdings Ltd.	13,490,000	348
	China Harmony New Energy Auto Holding Ltd.	610,000	345
	Yingde Gases Group Co. Ltd.	952,000	339
	Chong Hing Bank Ltd.	155,000	336
	Kowloon Development Co. Ltd.	359,000	333
*	Convoy Financial Holdings Ltd.	10,734,000	333
	Sun Hung Kai & Co. Ltd.	558,000	329
2	Nirvana Asia Ltd.	881,000	323
*	Beijing Enterprises Medical & Health Group Ltd.	4,866,000	308
*	Canvest Environmental Protection Group Co. Ltd.	667,000	306
	Gemdale Properties & Investment Corp. Ltd.	4,906,000	292

*	HC International Inc.	494,000	289
*	Mason Financial Holdings Ltd.	7,760,000	286
*,2	China Jicheng Holdings Ltd.	9,070,892	281
	NewOcean Energy Holdings Ltd.	902,000	269
*	GCL New Energy Holdings Ltd.	6,032,000	265
	Emperor Capital Group Ltd.	2,904,000	259
*	United Photovoltaics Group Ltd.	3,432,000	254
	Far East Consortium International Ltd.	728,000	253
*	NetMind Financial Holdings Ltd.	24,144,000	249
	APT Satellite Holdings Ltd.	355,500	245
	Ju Teng International Holdings Ltd.	760,000	243
*	Macau Legend Development Ltd.	1,673,000	236
	China Aerospace International Holdings Ltd.	1,792,000	227
*,^	China LotSynergy Holdings Ltd.	6,680,000	220
*	Microport Scientific Corp.	406,000	220
	Spring REIT	487,000	218
*	China Medical & HealthCare Group Ltd.	4,073,039	216
*	13 Holdings Ltd.	528,500	208
*,^	China Ocean Industry Group Ltd.	8,825,000	205
*	China Financial International Investments Ltd.	4,010,000	205
	Lai Sun Development Co. Ltd.	11,085,000	200
*	Kong Sun Holdings Ltd.	3,825,000	192
	Liu Chong Hing Investment Ltd.	152,000	189
^	Shenwan Hongyuan HK Ltd.	380,000	189
^	Lee's Pharmaceutical Holdings Ltd.	238,000	187
*	United Laboratories International Holdings Ltd.	464,000	182
	Technovator International Ltd.	412,000	175
	TCC International Holdings Ltd.	978,000	171
*	Mei Ah Entertainment Group Ltd.	3,040,000	169
^	China Silver Group Ltd.	712,000	168
*,^	Summit Ascent Holdings Ltd.	778,000	164
	Road King Infrastructure Ltd.	189,000	156
*	Midland Holdings Ltd.	472,000	146
2	CGN New Energy Holdings Co. Ltd.	968,000	143
*	Peace Map Holding Ltd.	5,520,000	132
	Parkson Retail Group Ltd.	1,420,000	125
	AMVIG Holdings Ltd.	352,000	125
	Springland International Holdings Ltd.	990,242	123
	New Sports Group Ltd.	8,060,000	122
*,^	Suncorp Technologies Ltd.	11,530,000	119
*	Good Resources Holdings Ltd.	2,258,940	118
*	Yanchang Petroleum International Ltd.	4,510,000	115
*	Xinchen China Power Holdings Ltd.	748,000	107
	Varitronix International Ltd.	242,000	106
	TPV Technology Ltd.	530,000	103
	Singamas Container Holdings Ltd.	1,048,000	99
	Inspur International Ltd.	498,000	98
*	Sincere Watch Hong Kong Ltd.	2,250,000	97
*	New Focus Auto Tech Holdings Ltd.	1,460,000	94
*	PetroAsian Energy Holdings Ltd.	4,044,000	94
	Yip's Chemical Holdings Ltd.	240,000	93
	EVA Precision Industrial Holdings Ltd.	1,048,000	91
*,^	Haier Healthwise Holdings Ltd.	2,930,000	88
*	SOCAM Development Ltd.	186,000	87
	China Huarong Energy Co. Ltd.	1,437,800	87
*	Lifestyle China Group Ltd.	436,000	87
*,^	Anton Oilfield Services Group	912,000	87

	IT Ltd.	282,000	86
*	Sunshine Oilsands Ltd.	1,682,500	78
*,^	Honghua Group Ltd.	1,535,000	75
	Polytec Asset Holdings Ltd.	1,270,000	75
*	Auto Italia Holdings	3,550,000	72
*,^	Trinity Ltd.	926,000	72
*	Hong Kong Television Network Ltd.	385,000	69
	New World Department Store China Ltd.	482,000	62
*	Emperor Watch & Jewellery Ltd.	1,740,000	51
*	Silver Base Group Holdings Ltd.	537,000	48
	Henderson Investment Ltd.	524,000	43
*,^	Winshine Science Co. Ltd.	1,788,000	42
*	China Household Holdings Ltd.	3,145,000	36
*	China Healthcare Enterprise Group Ltd.	2,203,826	31
	Regal Hotels International Holdings Ltd.	60,071	29
*	Neo-Neon Holdings Ltd.	198,000	24
*	SPT Energy Group Inc.	366,000	22
	Hang Fat Ginseng Holdings Co. Ltd.	1,182,500	22
*	GT Group Holdings Ltd.	488,000	17
			471,775
Japan (57.8%)
	Toyota Motor Corp.	2,583,207	144,750
	Mitsubishi UFJ Financial Group Inc.	12,681,024	64,109
	KDDI Corp.	1,731,600	53,138
	SoftBank Group Corp.	835,070	45,966
	Honda Motor Co. Ltd.	1,652,927	44,774
	Japan Tobacco Inc.	1,105,859	43,128
	Sony Corp.	1,157,744	38,005
	Sumitomo Mitsui Financial Group Inc.	1,196,634	37,932
	Mizuho Financial Group Inc.	23,040,741	36,965
	NTT DOCOMO Inc.	1,209,200	32,847
	Astellas Pharma Inc.	1,957,570	32,617
	East Japan Railway Co.	349,885	32,095
	Takeda Pharmaceutical Co. Ltd.	712,791	31,761
	Central Japan Railway Co.	167,000	31,041
	FANUC Corp.	180,376	30,160
	Seven & i Holdings Co. Ltd.	718,454	29,832
	Keyence Corp.	42,277	29,821
	Canon Inc.	967,817	27,466
	Shin-Etsu Chemical Co. Ltd.	380,355	25,955
	Tokio Marine Holdings Inc.	647,690	25,070
	Kao Corp.	461,577	24,857
	Nissan Motor Co. Ltd.	2,320,552	22,483
	Fuji Heavy Industries Ltd.	577,912	22,079
	Mitsubishi Corp.	1,271,234	21,871
	Mitsubishi Estate Co. Ltd.	1,166,982	21,703
	Murata Manufacturing Co. Ltd.	174,879	21,353
	Daikin Industries Ltd.	245,712	21,309
	Mitsubishi Electric Corp.	1,824,954	21,276
	Nintendo Co. Ltd.	99,698	20,694
	Bridgestone Corp.	592,350	20,514
	Nidec Corp.	223,428	20,274
	Hitachi Ltd.	4,278,258	19,548
	Mitsui Fudosan Co. Ltd.	873,580	18,909
	Panasonic Corp.	1,960,490	18,853
	Otsuka Holdings Co. Ltd.	389,879	18,535
	Mitsui & Co. Ltd.	1,570,000	18,394

Denso Corp.	463,186	17,934
ORIX Corp.	1,208,010	16,953
Komatsu Ltd.	871,209	16,929
Daiwa House Industry Co. Ltd.	595,305	16,693
Nippon Telegraph & Telephone Corp.	329,275	15,647
^ Fast Retailing Co. Ltd.	47,220	15,238
Ono Pharmaceutical Co. Ltd.	417,265	15,008
ITOCHU Corp.	1,323,297	15,003
Kubota Corp.	1,035,328	14,999
Daiichi Sankyo Co. Ltd.	621,891	14,830
Eisai Co. Ltd.	244,368	14,289
Shionogi & Co. Ltd.	272,951	14,157
Nomura Holdings Inc.	3,138,194	14,126
SMC Corp.	53,900	14,094
Nippon Steel & Sumitomo Metal Corp.	732,730	13,775
MS&AD Insurance Group Holdings Inc.	474,701	13,677
Kyocera Corp.	287,150	13,604
Secom Co. Ltd.	178,903	13,477
Dai-ichi Life Insurance Co. Ltd.	1,039,000	13,424
FUJIFILM Holdings Corp.	370,495	13,293
Kirin Holdings Co. Ltd.	771,416	13,239
MEIJI Holdings Co. Ltd.	125,930	13,129
Hoya Corp.	364,102	12,919
Toray Industries Inc.	1,394,857	12,707
Mitsubishi Heavy Industries Ltd.	2,946,743	12,527
Terumo Corp.	290,600	12,465
Tokyo Electron Ltd.	143,713	12,347
Ajinomoto Co. Inc.	477,206	12,182
Asahi Group Holdings Ltd.	349,321	11,859
Sumitomo Mitsui Trust Holdings Inc.	3,479,819	11,564
Suzuki Motor Corp.	377,068	11,547
Daito Trust Construction Co. Ltd.	68,458	11,495
Shimano Inc.	72,898	11,401
Oriental Land Co. Ltd.	178,177	11,269
Sompo Japan Nipponkoa Holdings Inc.	347,526	11,225
Sumitomo Corp.	1,033,538	10,841
West Japan Railway Co.	170,337	10,537
Sumitomo Realty & Development Co. Ltd.	400,539	10,364
^ Olympus Corp.	295,694	10,204
Shiseido Co. Ltd.	360,453	10,099
Dentsu Inc.	205,802	9,832
Sumitomo Electric Industries Ltd.	707,421	9,746
Chubu Electric Power Co. Inc.	657,172	9,655
Nitto Denko Corp.	141,566	9,488
Asahi Kasei Corp.	1,228,836	9,288
Aeon Co. Ltd.	642,595	9,234
Recruit Holdings Co. Ltd.	242,335	9,205
Sysmex Corp.	132,184	9,157
* Toshiba Corp.	3,501,424	9,055
Tokyo Gas Co. Ltd.	2,125,959	9,050
Taisei Corp.	998,863	8,983
Sekisui House Ltd.	538,935	8,979
Rakuten Inc.	777,700	8,801
Daiwa Securities Group Inc.	1,566,984	8,795
Hankyu Hanshin Holdings Inc.	233,000	8,668
Tokyu Corp.	1,054,409	8,666
JX Holdings Inc.	2,242,523	8,497

Nitori Holdings Co. Ltd.	68,082	8,468
Aisin Seiki Co. Ltd.	178,389	8,152
Yamato Holdings Co. Ltd.	330,161	8,125
Resona Holdings Inc.	2,009,343	8,015
Makita Corp.	113,127	7,959
Mazda Motor Corp.	524,191	7,666
Chugai Pharmaceutical Co. Ltd.	202,557	7,570
Unicharm Corp.	362,423	7,452
Osaka Gas Co. Ltd.	1,826,548	7,372
Kintetsu Group Holdings Co. Ltd.	1,662,927	7,184
Marubeni Corp.	1,542,756	7,172
Japan Exchange Group Inc.	506,800	7,142
Fujitsu Ltd.	1,644,981	6,829
TDK Corp.	111,087	6,816
Obayashi Corp.	622,075	6,803
^ Inpex Corp.	851,700	6,771
Toyota Industries Corp.	149,920	6,729
Odakyu Electric Railway Co. Ltd.	563,362	6,670
NEC Corp.	2,412,284	6,588
Mitsubishi Chemical Holdings Corp.	1,215,979	6,568
Isuzu Motors Ltd.	502,098	6,500
Dai Nippon Printing Co. Ltd.	566,513	6,325
* Kansai Electric Power Co. Inc.	678,314	6,311
JFE Holdings Inc.	476,907	6,216
Sumitomo Chemical Co. Ltd.	1,393,276	6,167
Santen Pharmaceutical Co. Ltd.	368,000	6,119
Omron Corp.	180,610	5,989
NGK Insulators Ltd.	249,541	5,958
T&D Holdings Inc.	578,961	5,904
NTT Data Corp.	117,100	5,811
Kajima Corp.	772,362	5,709
Kikkoman Corp.	159,922	5,678
Tohoku Electric Power Co. Inc.	439,042	5,640
* Tokyo Electric Power Co. Holdings Inc.	1,437,384	5,638
TOTO Ltd.	130,939	5,611
Ricoh Co. Ltd.	628,182	5,548
Japan Post Holdings Co. Ltd.	415,213	5,484
Shimizu Corp.	529,293	5,395
M3 Inc.	168,100	5,379
Yahoo Japan Corp.	1,209,300	5,331
Sumitomo Metal Mining Co. Ltd.	442,149	5,315
Koito Manufacturing Co. Ltd.	104,455	5,158
Asahi Glass Co. Ltd.	881,115	5,062
Suntory Beverage & Food Ltd.	116,200	5,052
Sekisui Chemical Co. Ltd.	344,245	5,007
Tobu Railway Co. Ltd.	928,206	5,005
Keio Corp.	534,808	4,976
Ryohin Keikaku Co. Ltd.	21,700	4,818
Bandai Namco Holdings Inc.	179,654	4,762
* Concordia Financial Group Ltd.	1,116,979	4,748
Nagoya Railroad Co. Ltd.	845,000	4,747
Lawson Inc.	61,195	4,712
Japan Post Bank Co. Ltd.	384,511	4,692
Keikyu Corp.	456,531	4,625
Taisho Pharmaceutical Holdings Co. Ltd.	42,223	4,623
Nikon Corp.	325,130	4,594
Seiko Epson Corp.	260,200	4,578

MISUMI Group Inc.	249,200	4,577
Nippon Paint Holdings Co. Ltd.	166,600	4,551
Toyota Tsusho Corp.	205,848	4,545
LIXIL Group Corp.	242,318	4,507
Yakult Honsha Co. Ltd.	94,015	4,490
NH Foods Ltd.	179,466	4,364
Yamaha Motor Co. Ltd.	256,747	4,323
Don Quijote Holdings Co. Ltd.	108,900	4,274
Yamaha Corp.	154,539	4,265
Nissan Chemical Industries Ltd.	130,800	4,179
Kyowa Hakko Kirin Co. Ltd.	238,686	4,170
Toppan Printing Co. Ltd.	471,872	4,162
Kuraray Co. Ltd.	325,913	4,110
Nisshin Seifun Group Inc.	241,724	3,990
Aozora Bank Ltd.	1,086,676	3,987
Kyushu Electric Power Co. Inc.	423,444	3,967
Kawasaki Heavy Industries Ltd.	1,342,357	3,949
IHI Corp.	1,395,720	3,884
Trend Micro Inc.	106,158	3,855
Kansai Paint Co. Ltd.	183,390	3,841
Mitsubishi Tanabe Pharma Corp.	205,436	3,835
Alps Electric Co. Ltd.	172,000	3,831
Seibu Holdings Inc.	216,817	3,802
Hisamitsu Pharmaceutical Co. Inc.	67,240	3,802
Nissin Foods Holdings Co. Ltd.	66,847	3,795
Electric Power Development Co. Ltd.	164,679	3,785
Toyo Suisan Kaisha Ltd.	84,896	3,771
Shizuoka Bank Ltd.	503,859	3,739
Tsuruha Holdings Inc.	32,600	3,707
Alfresa Holdings Corp.	167,632	3,675
Suruga Bank Ltd.	160,496	3,660
Toho Gas Co. Ltd.	415,518	3,657
NSK Ltd.	432,236	3,636
Amada Holdings Co. Ltd.	333,093	3,630
Hirose Electric Co. Ltd.	29,318	3,626
Hamamatsu Photonics KK	122,744	3,604
Mitsui Chemicals Inc.	851,190	3,600
Chugoku Electric Power Co. Inc.	283,513	3,560
Shimadzu Corp.	245,596	3,554
Obic Co. Ltd.	60,900	3,545
Rohm Co. Ltd.	83,033	3,533
Nippon Express Co. Ltd.	696,925	3,516
Lion Corp.	228,000	3,458
Yamada Denki Co. Ltd.	649,240	3,423
Oji Holdings Corp.	820,521	3,422
USS Co. Ltd.	200,560	3,402
Konica Minolta Inc.	422,453	3,395
Konami Holdings Corp.	87,449	3,391
Stanley Electric Co. Ltd.	139,741	3,388
Hulic Co. Ltd.	324,200	3,363
Keisei Electric Railway Co. Ltd.	255,404	3,348
Isetan Mitsukoshi Holdings Ltd.	339,880	3,340
Yaskawa Electric Corp.	244,055	3,326
Rinnai Corp.	33,807	3,310
Keihan Holdings Co. Ltd.	459,000	3,300
Hoshizaki Corp.	36,100	3,267
Daicel Corp.	290,473	3,257

Park24 Co. Ltd.	95,900	3,248
Nomura Research Institute Ltd.	91,632	3,232
Kewpie Corp.	103,000	3,172
Yamazaki Baking Co. Ltd.	115,435	3,171
Taiheiyo Cement Corp.	1,093,000	3,124
Teijin Ltd.	826,175	3,107
Sohgo Security Services Co. Ltd.	62,700	3,096
Tosoh Corp.	609,000	3,090
Toho Co. Ltd.	105,333	3,064
ANA Holdings Inc.	1,063,143	3,035
Asics Corp.	164,932	3,027
Calbee Inc.	69,000	3,013
Mitsubishi Materials Corp.	1,142,508	3,002
NGK Spark Plug Co. Ltd.	183,181	2,989
Marui Group Co. Ltd.	206,142	2,973
Casio Computer Co. Ltd.	208,672	2,970
JTEKT Corp.	212,166	2,964
Nabtesco Corp.	109,365	2,942
Chiba Bank Ltd.	614,129	2,935
Yokogawa Electric Corp.	226,596	2,929
Toyo Seikan Group Holdings Ltd.	149,273	2,908
Iida Group Holdings Co. Ltd.	146,800	2,906
Shimamura Co. Ltd.	19,853	2,896
JGC Corp.	196,221	2,873
Ezaki Glico Co. Ltd.	47,700	2,855
Tokyu Fudosan Holdings Corp.	482,355	2,854
Nankai Electric Railway Co. Ltd.	500,000	2,768
Sojitz Corp.	1,146,518	2,762
Sumitomo Dainippon Pharma Co. Ltd.	147,338	2,754
FamilyMart Co. Ltd.	46,765	2,754
Haseko Corp.	259,700	2,729
Sundrug Co. Ltd.	31,200	2,706
J Front Retailing Co. Ltd.	232,090	2,678
Kobayashi Pharmaceutical Co. Ltd.	56,200	2,652
Nippon Yusen KK	1,496,083	2,648
Hino Motors Ltd.	253,509	2,647
Mitsubishi Motors Corp.	563,521	2,627
Kakaku.com Inc.	126,200	2,618
Nippon Shinyaku Co. Ltd.	47,700	2,615
Disco Corp.	25,400	2,603
Fukuoka Financial Group Inc.	681,041	2,602
Hakuhodo DY Holdings Inc.	222,350	2,595
DeNA Co. Ltd.	98,951	2,530
Brother Industries Ltd.	221,159	2,513
Pigeon Corp.	100,300	2,509
Kose Corp.	27,100	2,496
Sumitomo Heavy Industries Ltd.	524,153	2,487
Suzuken Co. Ltd.	77,762	2,480
CyberAgent Inc.	43,800	2,473
Joyo Bank Ltd.	632,338	2,471
Credit Saison Co. Ltd.	148,275	2,469
TonenGeneral Sekiyu KK	268,713	2,428
Kobe Steel Ltd.	2,792,957	2,417
MediPal Holdings Corp.	147,284	2,410
Miraca Holdings Inc.	52,185	2,404
Otsuka Corp.	46,626	2,389
Tokyo Tatemono Co. Ltd.	191,300	2,382

JSR Corp.	173,943	2,376
Shinsei Bank Ltd.	1,583,373	2,375
Sumitomo Rubber Industries Ltd.	167,690	2,367
Kurita Water Industries Ltd.	106,778	2,367
Minebea Co. Ltd.	297,800	2,362
Air Water Inc.	137,281	2,334
Fuji Electric Co. Ltd.	527,783	2,329
AEON Financial Service Co. Ltd.	99,870	2,300
Sawai Pharmaceutical Co. Ltd.	28,900	2,293
Ebara Corp.	421,000	2,290
Square Enix Holdings Co. Ltd.	73,315	2,285
Kaneka Corp.	301,995	2,274
^ Japan Airport Terminal Co. Ltd.	51,400	2,264
Bank of Kyoto Ltd.	336,363	2,264
Mabuchi Motor Co. Ltd.	49,102	2,223
Sotetsu Holdings Inc.	406,000	2,216
Nifco Inc.	39,100	2,196
Daifuku Co. Ltd.	104,300	2,192
Temp Holdings Co. Ltd.	133,200	2,162
Mitsui OSK Lines Ltd.	1,011,811	2,155
SCREEN Holdings Co. Ltd.	180,000	2,132
Advantest Corp.	160,187	2,125
THK Co. Ltd.	107,332	2,121
Kaken Pharmaceutical Co. Ltd.	31,800	2,103
Takashimaya Co. Ltd.	277,494	2,102
Maruichi Steel Tube Ltd.	56,814	2,099
Miura Co. Ltd.	91,400	2,094
Hokuriku Electric Power Co.	175,634	2,083
Seven Bank Ltd.	604,540	2,065
Sony Financial Holdings Inc.	163,724	2,051
Asahi Intecc Co. Ltd.	44,570	2,049
Mitsubishi Gas Chemical Co. Inc.	358,921	2,045
NOK Corp.	107,256	2,039
Sega Sammy Holdings Inc.	186,091	2,038
Hitachi Chemical Co. Ltd.	97,566	2,035
Hitachi Metals Ltd.	182,807	2,032
Start Today Co. Ltd.	42,600	2,030
Hitachi High-Technologies Corp.	59,580	2,027
Yamaguchi Financial Group Inc.	201,864	1,994
Kyushu Financial Group Inc.	359,500	1,986
Nichirei Corp.	208,000	1,985
TIS Inc.	76,400	1,973
Hiroshima Bank Ltd.	540,000	1,955
Nihon Kohden Corp.	70,500	1,952
Azbil Corp.	64,500	1,947
SBI Holdings Inc.	179,306	1,942
Nomura Real Estate Holdings Inc.	111,778	1,928
Ito En Ltd.	52,000	1,919
Nippon Shokubai Co. Ltd.	30,300	1,906
^ Kawasaki Kisen Kaisha Ltd.	770,000	1,890
Sanwa Holdings Corp.	181,000	1,882
Kagome Co. Ltd.	68,800	1,871
Oracle Corp. Japan	30,468	1,854
Nishi-Nippon Railroad Co. Ltd.	354,000	1,846
Idemitsu Kosan Co. Ltd.	93,692	1,834
Nexon Co. Ltd.	123,100	1,825
DIC Corp.	77,100	1,819

Denka Co. Ltd.	416,927	1,808
Chugoku Bank Ltd.	160,109	1,804
Zenkoku Hosho Co. Ltd.	45,500	1,800
Hachijuni Bank Ltd.	383,228	1,793
Kamigumi Co. Ltd.	198,148	1,783
Hikari Tsushin Inc.	21,400	1,778
Mitsubishi Logistics Corp.	126,831	1,766
Tsumura & Co.	62,572	1,766
Ube Industries Ltd.	996,936	1,738
Nihon M&A Center Inc.	28,300	1,735
House Foods Group Inc.	70,500	1,727
* Acom Co. Ltd.	364,000	1,722
Japan Airlines Co. Ltd.	55,692	1,717
Sankyo Co. Ltd.	46,817	1,705
Nippon Electric Glass Co. Ltd.	374,752	1,701
Sumitomo Forestry Co. Ltd.	120,400	1,696
Sugi Holdings Co. Ltd.	33,700	1,688
COMSYS Holdings Corp.	101,300	1,685
Horiba Ltd.	35,800	1,675
Megmilk Snow Brand Co. Ltd.	47,800	1,655
Pola Orbis Holdings Inc.	16,800	1,654
Gunma Bank Ltd.	410,081	1,653
Mitsubishi UFJ Lease & Finance Co. Ltd.	409,160	1,646
Nippon Kayaku Co. Ltd.	159,000	1,645
SCSK Corp.	39,400	1,644
Cosmos Pharmaceutical Corp.	7,800	1,637
Leopalace21 Corp.	227,100	1,627
UNY Group Holdings Co. Ltd.	200,800	1,626
Iyo Bank Ltd.	252,098	1,625
* Itoham Yonekyu Holdings Inc.	157,762	1,624
Sapporo Holdings Ltd.	57,800	1,621
Showa Shell Sekiyu KK	180,622	1,620
Aoyama Trading Co. Ltd.	43,800	1,613
Matsumotokiyoshi Holdings Co. Ltd.	36,400	1,605
^ Nippon Paper Industries Co. Ltd.	87,948	1,600
Hitachi Construction Machinery Co. Ltd.	98,132	1,596
Coca-Cola West Co. Ltd.	57,224	1,581
Sumitomo Osaka Cement Co. Ltd.	331,000	1,580
Benesse Holdings Inc.	65,147	1,574
Penta-Ocean Construction Co. Ltd.	256,900	1,562
Hokuhoku Financial Group Inc.	1,209,000	1,552
Rohto Pharmaceutical Co. Ltd.	89,700	1,548
Toyoda Gosei Co. Ltd.	70,803	1,538
Ain Holdings Inc.	22,300	1,535
^ MonotaRO Co. Ltd.	52,702	1,532
Shikoku Electric Power Co. Inc.	145,844	1,523
Izumi Co. Ltd.	34,900	1,514
Toyobo Co. Ltd.	801,000	1,512
Citizen Holdings Co. Ltd.	280,048	1,500
Century Tokyo Leasing Corp.	43,200	1,497
Aeon Mall Co. Ltd.	111,055	1,492
Kinden Corp.	123,231	1,487
Welcia Holdings Co. Ltd.	22,258	1,469
Furukawa Electric Co. Ltd.	560,600	1,464
Relo Group Inc.	9,300	1,451
Takara Holdings Inc.	163,100	1,451
ABC-Mart Inc.	22,587	1,445

	Fujikura Ltd.	254,000	1,431
	GS Yuasa Corp.	348,999	1,428
	Japan Steel Works Ltd.	318,865	1,426
	Nipro Corp.	113,900	1,414
	Glory Ltd.	50,800	1,410
	Morinaga Milk Industry Co. Ltd.	189,000	1,403
	Seino Holdings Co. Ltd.	137,700	1,402
	Pilot Corp.	31,900	1,389
	Zensho Holdings Co. Ltd.	85,500	1,371
	Ulvac Inc.	44,100	1,366
	K's Holdings Corp.	73,900	1,366
	Resorttrust Inc.	60,200	1,362
	Japan Post Insurance Co. Ltd.	62,931	1,355
	NHK Spring Co. Ltd.	154,696	1,352
	Ushio Inc.	109,284	1,350
	Daido Steel Co. Ltd.	327,087	1,327
	Toyota Boshoku Corp.	58,009	1,326
	Yokohama Rubber Co. Ltd.	98,000	1,316
	Coca-Cola East Japan Co. Ltd.	67,900	1,310
	Hokkaido Electric Power Co. Inc.	164,993	1,309
	Sumco Corp.	175,868	1,306
	Nishi-Nippon City Bank Ltd.	665,839	1,289
	Wacoal Holdings Corp.	117,000	1,279
	Morinaga & Co. Ltd.	192,000	1,266
	Taiyo Nippon Sanso Corp.	131,501	1,266
	77 Bank Ltd.	330,000	1,264
*,^	LINE Corp.	32,880	1,260
	Rengo Co. Ltd.	188,000	1,234
	Sankyu Inc.	217,000	1,231
	Shochiku Co. Ltd.	107,000	1,225
	Bic Camera Inc.	137,900	1,224
	NTN Corp.	380,000	1,222
	ADEKA Corp.	92,200	1,221
	Nagase & Co. Ltd.	104,700	1,218
	Awa Bank Ltd.	199,000	1,218
	Nishimatsu Construction Co. Ltd.	245,000	1,215
	Ibiden Co. Ltd.	93,683	1,196
	Showa Denko KK	116,949	1,192
	Skylark Co. Ltd.	88,400	1,178
	NOF Corp.	136,000	1,173
	Ship Healthcare Holdings Inc.	38,600	1,168
*,^	Sharp Corp.	1,294,829	1,156
	Aica Kogyo Co. Ltd.	47,700	1,152
^	OSG Corp.	69,130	1,152
	Fujitsu General Ltd.	49,000	1,147
	Kokuyo Co. Ltd.	77,800	1,144
	Dowa Holdings Co. Ltd.	216,000	1,139
	Sangetsu Co. Ltd.	58,400	1,135
	Nippon Light Metal Holdings Co. Ltd.	499,800	1,135
	Yamato Kogyo Co. Ltd.	39,917	1,127
	Nikkon Holdings Co. Ltd.	55,900	1,116
	Kyudenko Corp.	31,700	1,114
	Toagosei Co. Ltd.	110,900	1,111
	Iwatani Corp.	191,000	1,110
	Kumagai Gumi Co. Ltd.	329,000	1,095
	NTT Urban Development Corp.	102,700	1,095
^	SHO-BOND Holdings Co. Ltd.	21,700	1,094

	Tokyo Ohka Kogyo Co. Ltd.	36,900	1,093
	TS Tech Co. Ltd.	48,000	1,093
	Nihon Parkerizing Co. Ltd.	90,800	1,093
	San-In Godo Bank Ltd.	142,100	1,092
^	OKUMA Corp.	143,000	1,088
	TechnoPro Holdings Inc.	31,800	1,087
	Daishi Bank Ltd.	286,000	1,086
	FP Corp.	20,800	1,086
	Nisshin Steel Co. Ltd.	87,200	1,081
	Toho Holdings Co. Ltd.	47,900	1,075
	Shiga Bank Ltd.	225,000	1,071
	Nisshinbo Holdings Inc.	114,700	1,067
	Zeon Corp.	129,000	1,065
	Tadano Ltd.	110,200	1,063
	Maeda Corp.	117,000	1,063
	Tsubakimoto Chain Co.	156,000	1,060
	Toda Corp.	210,000	1,053
	Oki Electric Industry Co. Ltd.	772,000	1,049
	Kyowa Exeo Corp.	80,200	1,043
	Maeda Road Construction Co. Ltd.	55,000	1,041
	Nippon Suisan Kaisha Ltd.	209,300	1,039
	Itochu Techno-Solutions Corp.	43,232	1,038
	Hazama Ando Corp.	168,400	1,038
	Okumura Corp.	175,000	1,033
	Calsonic Kansei Corp.	134,000	1,031
	Mitsubishi Pencil Co. Ltd.	21,000	1,024
	Arcs Co. Ltd.	39,500	1,021
	Ogaki Kyoritsu Bank Ltd.	309,000	1,017
	Senshu Ikeda Holdings Inc.	233,200	1,013
	H2O Retailing Corp.	76,900	1,010
	Lintec Corp.	47,600	1,008
	Tokai Tokyo Financial Holdings Inc.	216,900	1,005
	Chiyoda Corp.	143,123	1,004
	Amano Corp.	61,500	995
^	Colowide Co. Ltd.	53,300	994
	Mitsui Engineering & Shipbuilding Co. Ltd.	679,000	987
^	Kenedix Inc.	244,800	986
	Shimachu Co. Ltd.	43,200	970
	Valor Holdings Co. Ltd.	35,400	969
^	Sanrio Co. Ltd.	54,550	968
	Mochida Pharmaceutical Co. Ltd.	12,600	961
	Heiwa Corp.	46,600	957
	Mitsui Mining & Smelting Co. Ltd.	504,000	957
*,^	Tokuyama Corp.	308,000	950
	Yaoko Co. Ltd.	20,300	947
	Hanwa Co. Ltd.	177,000	947
	Japan Aviation Electronics Industry Ltd.	64,000	941
	Ariake Japan Co. Ltd.	17,000	936
^	Toyo Tire & Rubber Co. Ltd.	93,400	935
	Juroku Bank Ltd.	328,000	935
	Fuji Oil Holdings Inc.	42,600	934
	Nippon Gas Co. Ltd.	39,300	933
	DMG Mori Co. Ltd.	89,800	932
	Nanto Bank Ltd.	237,680	932
	Trusco Nakayama Corp.	18,500	926
	KYORIN Holdings Inc.	43,200	924
	Autobacs Seven Co. Ltd.	63,700	923

	Taiyo Yuden Co. Ltd.	103,100	917
	Fuji Kyuko Co. Ltd.	65,000	917
	Kandenko Co. Ltd.	93,000	912
	Nippo Corp.	49,000	901
	Kiyo Bank Ltd.	61,600	896
	Ryosan Co. Ltd.	28,900	891
	GMO Payment Gateway Inc.	15,500	889
	Inaba Denki Sangyo Co. Ltd.	24,500	887
	Keiyo Bank Ltd.	208,000	887
	Topcon Corp.	91,400	874
	Nihon Unisys Ltd.	63,800	870
	Tokai Rika Co. Ltd.	45,600	865
	Nichi-iko Pharmaceutical Co. Ltd.	40,100	863
	Capcom Co. Ltd.	42,300	863
	Takara Standard Co. Ltd.	89,000	856
	Hokuetsu Kishu Paper Co. Ltd.	119,500	845
	Matsui Securities Co. Ltd.	95,500	837
	Topre Corp.	36,500	833
^	Kyoritsu Maintenance Co. Ltd.	11,300	827
^	Takasago Thermal Engineering Co. Ltd.	62,400	820
	Central Glass Co. Ltd.	190,000	819
^	Yoshinoya Holdings Co. Ltd.	57,700	819
	Maruha Nichiro Corp.	32,300	819
^	HIS Co. Ltd.	30,700	818
	Nichias Corp.	100,000	808
	Tokyo Seimitsu Co. Ltd.	34,400	808
	Fuyo General Lease Co. Ltd.	17,800	808
	Fuji Machine Manufacturing Co. Ltd.	78,800	807
	Okasan Securities Group Inc.	160,000	805
	San-A Co. Ltd.	16,100	804
	Toyo Ink SC Holdings Co. Ltd.	185,000	801
*,^	Aiful Corp.	265,800	796
	Hitachi Transport System Ltd.	40,800	795
^	Ai Holdings Corp.	32,400	794
	Duskin Co. Ltd.	43,500	791
	Tokyu Construction Co. Ltd.	75,300	788
	Koei Tecmo Holdings Co. Ltd.	45,200	788
	North Pacific Bank Ltd.	241,200	787
	Tokyo Dome Corp.	88,000	787
	Fuji Seal International Inc.	20,000	787
^	Totetsu Kogyo Co. Ltd.	24,800	785
	Toho Bank Ltd.	209,000	783
	Hitachi Zosen Corp.	154,500	783
	Musashino Bank Ltd.	31,200	781
^	Fukuyama Transporting Co. Ltd.	137,000	778
	Accordia Golf Co. Ltd.	66,500	775
	Hokkoku Bank Ltd.	246,000	773
	Mandom Corp.	17,500	772
	Okamura Corp.	74,400	768
^	Onward Holdings Co. Ltd.	111,000	765
	Meitec Corp.	22,800	759
^	Kusuri No Aoki Co. Ltd.	14,700	758
	Hyakujushi Bank Ltd.	225,000	752
	Adastria Co. Ltd.	24,100	751
*,^	euglena Co. Ltd.	55,100	745
	Anritsu Corp.	128,095	745
	Sumitomo Bakelite Co. Ltd.	155,000	744

GMO Internet Inc.	57,400	743
Hyakugo Bank Ltd.	193,000	742
Hitachi Kokusai Electric Inc.	45,800	732
Sakata Seed Corp.	29,700	731
^ Daio Paper Corp.	64,700	728
^ GungHo Online Entertainment Inc.	322,300	727
Hitachi Capital Corp.	39,800	727
Saibu Gas Co. Ltd.	291,000	727
United Arrows Ltd.	25,900	722
Daikyonishikawa Corp.	50,800	721
^ Okamoto Industries Inc.	70,000	721
Taikisha Ltd.	26,700	719
Paramount Bed Holdings Co. Ltd.	18,900	718
Nissin Electric Co. Ltd.	41,700	717
Nippon Flour Mills Co. Ltd.	98,000	715
Nippon Seiki Co. Ltd.	43,000	712
Yodogawa Steel Works Ltd.	27,000	702
Jafco Co. Ltd.	26,800	702
Canon Marketing Japan Inc.	40,700	699
Kameda Seika Co. Ltd.	12,600	694
Fujitec Co. Ltd.	72,000	692
Transcosmos Inc.	24,100	690
Kissei Pharmaceutical Co. Ltd.	30,100	686
Daiseki Co. Ltd.	37,900	685
Hogy Medical Co. Ltd.	10,600	681
DCM Holdings Co. Ltd.	79,100	676
^ ASKUL Corp.	19,600	674
Asatsu-DK Inc.	28,640	669
Cosmo Energy Holdings Co. Ltd.	60,504	666
Exedy Corp.	28,100	664
Tokyo Steel Manufacturing Co. Ltd.	93,500	660
Bank of Iwate Ltd.	15,300	653
Nippon Densetsu Kogyo Co. Ltd.	32,600	652
^ Nissan Shatai Co. Ltd.	65,100	650
KYB Corp.	181,180	644
Takara Leben Co. Ltd.	82,300	643
* Orient Corp.	344,000	643
Tokyo TY Financial Group Inc.	24,400	638
^ Zojirushi Corp.	38,900	638
Kuroda Electric Co. Ltd.	34,800	637
Siix Corp.	17,300	637
Bank of Okinawa Ltd.	20,280	636
ZERIA Pharmaceutical Co. Ltd.	40,200	635
Keihin Corp.	40,400	633
Okinawa Electric Power Co. Inc.	31,400	632
Kanematsu Corp.	386,000	632
^ Nissha Printing Co. Ltd.	31,800	629
FCC Co. Ltd.	32,300	628
Nishimatsuya Chain Co. Ltd.	43,900	626
Kureha Corp.	150,000	624
MOS Food Services Inc.	21,300	624
^ COLOPL Inc.	41,700	623
Noritz Corp.	31,600	618
Takuma Co. Ltd.	71,000	616
HI-LEX Corp.	23,200	616
Yamanashi Chuo Bank Ltd.	148,000	615
* Nippon Sheet Glass Co. Ltd.	838,000	613

^ Yamagata Bank Ltd.	144,000	613
Mirait Holdings Corp.	57,100	608
^ EDION Corp.	72,800	608
Meidensha Corp.	177,000	606
J Trust Co. Ltd.	80,100	605
Kadokawa Dwango Corp.	44,652	602
Joyful Honda Co. Ltd.	23,900	600
Unizo Holdings Co. Ltd.	16,800	599
Starts Corp. Inc.	29,800	597
Japan Display Inc.	331,100	594
TOKAI Holdings Corp.	90,900	594
Financial Products Group Co. Ltd.	59,400	594
Futaba Corp.	32,000	593
Senko Co. Ltd.	94,200	590
Earth Chemical Co. Ltd.	12,400	588
Ryobi Ltd.	124,000	588
Komeri Co. Ltd.	26,100	587
^ Jin Co. Ltd.	14,100	585
cocokara fine Inc.	16,500	584
PALTAC Corp.	29,600	584
Toridoll.corp	20,000	583
Toshiba Plant Systems & Services Corp.	33,000	583
^ Bank of Nagoya Ltd.	170,000	583
Nagaileben Co. Ltd.	24,500	581
Gurunavi Inc.	22,000	580
Chiyoda Co. Ltd.	24,500	579
Token Corp.	6,900	577
Unipres Corp.	35,300	575
Nippon Soda Co. Ltd.	131,000	575
Japan Petroleum Exploration Co. Ltd.	27,479	574
Sumitomo Mitsui Construction Co. Ltd.	630,300	573
Nitto Boseki Co. Ltd.	157,000	569
Aomori Bank Ltd.	181,000	569
Toei Co. Ltd.	63,000	568
^ Tomy Co. Ltd.	63,100	568
Sumitomo Warehouse Co. Ltd.	108,000	567
^ Nachi-Fujikoshi Corp.	173,000	563
Fancl Corp.	33,500	561
Nippon Signal Company Ltd.	58,600	559
^ Wacom Co. Ltd.	136,400	555
Sanyo Special Steel Co. Ltd.	104,000	555
COOKPAD Inc.	39,600	555
Saizeriya Co. Ltd.	24,800	553
^ Seikagaku Corp.	33,900	552
Taiyo Holdings Co. Ltd.	16,200	549
Internet Initiative Japan Inc.	26,000	549
NS Solutions Corp.	29,000	547
Fujicco Co. Ltd.	18,900	544
Jaccs Co. Ltd.	117,000	542
Nomura Co. Ltd.	36,100	540
Aichi Steel Corp.	108,000	539
Showa Sangyo Co. Ltd.	112,000	537
NSD Co. Ltd.	32,400	536
TOMONY Holdings Inc.	143,100	536
^ Yonex Co. Ltd.	8,500	536
Kato Sangyo Co. Ltd.	22,000	531
Aeon Delight Co. Ltd.	17,400	529

Fukui Bank Ltd.	201,000	529
Kotobuki Spirits Co. Ltd.	17,400	527
Chudenko Corp.	24,600	525
^ Nissin Kogyo Co. Ltd.	35,400	524
Daibiru Corp.	54,400	524
Shinmaywa Industries Ltd.	79,000	524
Atom Corp.	77,647	522
Daikyo Inc.	298,000	522
TPR Co. Ltd.	24,600	522
Nisshin Oillio Group Ltd.	109,000	516
^ Ichibanya Co. Ltd.	15,400	515
Dip Corp.	17,100	514
Akita Bank Ltd.	158,000	512
UACJ Corp.	208,000	512
TOC Co. Ltd.	60,400	511
United Super Markets Holdings Inc.	52,700	509
Milbon Co. Ltd.	11,800	509
PanaHome Corp.	64,000	505
Marudai Food Co. Ltd.	105,000	503
Life Corp.	17,100	502
Ashikaga Holdings Co. Ltd.	150,000	500
Nichiha Corp.	25,700	497
Create SD Holdings Co. Ltd.	20,400	497
Ci:z Holdings Co. Ltd.	20,200	497
Eizo Corp.	18,200	496
^ SKY Perfect JSAT Holdings Inc.	112,600	496
Furukawa Co. Ltd.	305,000	496
Sakata INX Corp.	38,900	495
Makino Milling Machine Co. Ltd.	88,000	494
IBJ Leasing Co. Ltd.	27,100	492
TSI Holdings Co. Ltd.	85,000	491
Raito Kogyo Co. Ltd.	41,700	489
Hitachi Maxell Ltd.	29,200	488
Daihen Corp.	95,000	488
Doutor Nichires Holdings Co. Ltd.	25,300	486
Kohnan Shoji Co. Ltd.	23,700	486
Kura Corp.	9,200	485
Komori Corp.	43,200	483
* Pioneer Corp.	265,200	482
Yamazen Corp.	56,100	482
Obara Group Inc.	11,700	482
Shima Seiki Manufacturing Ltd.	24,500	482
^ Descente Ltd.	43,000	479
Aichi Bank Ltd.	9,500	478
^ Next Co. Ltd.	49,600	478
Morita Holdings Corp.	34,700	476
Max Co. Ltd.	37,000	473
Nitta Corp.	19,000	473
Open House Co. Ltd.	16,600	471
NET One Systems Co. Ltd.	69,600	471
Kintetsu World Express Inc.	33,800	470
BML Inc.	9,800	470
Sato Holdings Corp.	20,400	467
SMS Co. Ltd.	19,700	465
Kanamoto Co. Ltd.	22,300	465
Kanto Denka Kogyo Co. Ltd.	43,000	465
Gunze Ltd.	161,000	463

Heiwado Co. Ltd.	23,900	462
Nippon Steel & Sumikin Bussan Corp.	135,000	462
As One Corp.	11,100	458
Fuji Soft Inc.	18,400	456
Gree Inc.	90,279	456
Oita Bank Ltd.	141,000	456
Oiles Corp.	25,500	455
Sanyo Chemical Industries Ltd.	52,000	452
Sanki Engineering Co. Ltd.	52,000	451
Tokai Carbon Co. Ltd.	174,000	448
Towa Pharmaceutical Co. Ltd.	8,200	447
Nichicon Corp.	60,300	446
Japan Wool Textile Co. Ltd.	63,700	445
Foster Electric Co. Ltd.	23,100	443
^ Benefit One Inc.	14,300	443
CKD Corp.	47,400	440
Kisoji Co. Ltd.	19,200	440
Prima Meat Packers Ltd.	138,000	439
Tokyo Broadcasting System Holdings Inc.	30,900	438
Kitz Corp.	81,700	438
^ Tekken Corp.	119,000	437
Axial Retailing Inc.	13,100	436
Toyo Engineering Corp.	135,000	435
Toppan Forms Co. Ltd.	39,300	434
kabu.com Securities Co. Ltd.	130,100	433
Dydo Drinco Inc.	8,300	433
Asahi Holdings Inc.	25,400	433
Tachi-S Co. Ltd.	25,100	431
Takeuchi Manufacturing Co. Ltd.	32,400	430
Heiwa Real Estate Co. Ltd.	32,600	428
Marusan Securities Co. Ltd.	51,700	428
Chofu Seisakusho Co. Ltd.	16,900	428
Aida Engineering Ltd.	51,300	427
Royal Holdings Co. Ltd.	22,800	427
^ Elecom Co. Ltd.	18,500	426
Sekisui Jushi Corp.	26,000	424
Seiko Holdings Corp.	129,000	423
JCR Pharmaceuticals Co. Ltd.	13,600	422
Takasago International Corp.	17,400	421
Toho Zinc Co. Ltd.	125,000	421
Goldwin Inc.	8,000	421
Monex Group Inc.	171,100	421
Daiho Corp.	76,000	419
Tochigi Bank Ltd.	102,000	419
Doshisha Co. Ltd.	20,000	418
Inabata & Co. Ltd.	41,700	416
^ Iseki & Co. Ltd.	191,000	416
Star Micronics Co. Ltd.	35,300	415
Hiday Hidaka Corp.	16,700	415
Seiren Co. Ltd.	42,400	413
^ Yokohama Reito Co. Ltd.	39,700	410
NEC Networks & System Integration Corp.	22,300	410
Round One Corp.	60,500	409
Noevir Holdings Co. Ltd.	13,400	409
^ Nikkiso Co. Ltd.	58,000	406
Bando Chemical Industries Ltd.	82,000	405
Miyazaki Bank Ltd.	139,000	403

	Hokuetsu Bank Ltd.	194,000	402
	VT Holdings Co. Ltd.	76,000	402
*	Outsourcing Inc.	10,700	401
	Pacific Industrial Co. Ltd.	35,600	400
	Kyoei Steel Ltd.	20,600	400
	Bunka Shutter Co. Ltd.	48,700	399
	Shizuoka Gas Co. Ltd.	52,900	398
^	Mizuno Corp.	76,000	398
	Ohsho Food Service Corp.	10,400	397
	St. Marc Holdings Co. Ltd.	13,200	397
^	Mani Inc.	19,400	394
	Create Restaurants Holdings Inc.	38,100	393
	Eighteenth Bank Ltd.	140,000	391
^	Plenus Co. Ltd.	21,900	390
	Dexerials Corp.	48,100	388
^	Ringer Hut Co. Ltd.	16,900	388
	Shikoku Bank Ltd.	178,000	388
	AOKI Holdings Inc.	34,600	387
	Sanyo Electric Railway Co. Ltd.	79,000	387
	Piolax Inc.	7,600	385
	Musashi Seimitsu Industry Co. Ltd.	18,700	384
	Fukushima Industries Corp.	11,100	379
	Relia Inc.	39,500	378
*,^	Pacific Metals Co. Ltd.	139,000	376
	Asahi Diamond Industrial Co. Ltd.	48,600	374
	ASKA Pharmaceutical Co. Ltd.	19,800	374
	Alpine Electronics Inc.	34,600	374
	TKC Corp.	13,200	374
	Trancom Co. Ltd.	5,800	374
	Shinko Electric Industries Co. Ltd.	68,200	373
	Daido Metal Co. Ltd.	33,200	373
	Japan Securities Finance Co. Ltd.	91,400	370
*,^	Mitsumi Electric Co. Ltd.	73,600	368
*	Toshiba TEC Corp.	106,000	366
	Daiwabo Holdings Co. Ltd.	157,000	366
	Itochu Enex Co. Ltd.	42,700	366
	Sanken Electric Co. Ltd.	104,000	366
	Chugoku Marine Paints Ltd.	54,000	365
	Tokai Corp.	10,700	364
	Sankyo Tateyama Inc.	23,900	364
	Mitsuboshi Belting Ltd.	43,000	362
	T Hasegawa Co. Ltd.	20,000	362
	Hibiya Engineering Ltd.	22,200	361
	Mitsuba Corp.	30,500	360
	Mitsui Sugar Co. Ltd.	72,000	359
	Yondoshi Holdings Inc.	17,500	357
	Riso Kagaku Corp.	24,600	354
	Fuji Co. Ltd.	16,200	354
	OBIC Business Consultants Co. Ltd.	7,100	354
	Geo Holdings Corp.	24,400	352
	Bank of the Ryukyus Ltd.	32,100	352
	Sintokogio Ltd.	44,600	351
	Shibuya Corp.	19,400	351
	EPS Holdings Inc.	25,700	350
	San-Ai Oil Co. Ltd.	52,000	349
	Anicom Holdings Inc.	13,000	348
	Tsukui Corp.	22,000	347

Belc Co. Ltd.	8,500	346
Topy Industries Ltd.	156,000	346
Konishi Co. Ltd.	26,400	346
Menicon Co. Ltd.	11,200	346
Japan Pulp & Paper Co. Ltd.	97,000	346
Takamatsu Construction Group Co. Ltd.	14,300	345
DTS Corp.	17,500	345
^ S Foods Inc.	12,800	344
Nishio Rent All Co. Ltd.	14,200	344
Toyo Construction Co. Ltd.	67,000	343
Osaka Soda Co. Ltd.	79,000	338
Shikoku Chemicals Corp.	37,000	337
Yellow Hat Ltd.	14,700	337
Bank of Saga Ltd.	133,000	336
Tv Tokyo Holdings Corp.	15,800	336
Eiken Chemical Co. Ltd.	14,400	336
Minato Bank Ltd.	196,000	335
Zenrin Co. Ltd.	18,400	335
Hokuto Corp.	17,900	332
Yokogawa Bridge Holdings Corp.	29,400	332
^ METAWATER Co. Ltd.	10,600	331
Avex Group Holdings Inc.	28,000	328
Iino Kaiun Kaisha Ltd.	90,700	328
Katakura Industries Co. Ltd.	27,600	328
Ehime Bank Ltd.	136,000	327
Kurabo Industries Ltd.	174,000	326
Ricoh Leasing Co. Ltd.	12,700	326
Ihara Chemical Industry Co. Ltd.	30,900	325
Sogo Medical Co. Ltd.	8,500	325
Pressance Corp.	7,300	325
Mitsubishi Shokuhin Co. Ltd.	11,700	324
Tsukishima Kikai Co. Ltd.	31,100	324
Sanden Holdings Corp.	112,000	321
Tokyotokeiba Co. Ltd.	142,000	321
Sumitomo Real Estate Sales Co. Ltd.	14,900	319
Toshiba Machine Co. Ltd.	94,000	316
Konoike Transport Co. Ltd.	27,300	316
Fujimi Inc.	18,700	314
* Unitika Ltd.	519,000	313
Nitto Kogyo Corp.	22,800	312
Sodick Co. Ltd.	39,900	312
Fujibo Holdings Inc.	105,000	311
Nohmi Bosai Ltd.	20,700	311
Kinugawa Rubber Industrial Co. Ltd.	41,000	310
Hitachi Koki Co. Ltd.	46,100	309
^ Sumitomo Riko Co. Ltd.	34,500	308
Tosho Co. Ltd.	7,000	308
Okabe Co. Ltd.	39,100	304
Press Kogyo Co. Ltd.	82,300	303
Yuasa Trading Co. Ltd.	13,800	303
Riken Vitamin Co. Ltd.	6,400	301
G-Tekt Corp.	19,500	298
Nihon Trim Co. Ltd.	4,400	297
Optex Co. Ltd.	12,800	296
Pack Corp.	10,700	295
Denki Kogyo Co. Ltd.	59,000	295
^ NichiiGakkan Co. Ltd.	41,500	293

Matsuya Co. Ltd.	38,400	291
Xebio Holdings Co. Ltd.	20,200	291
J-Oil Mills Inc.	86,000	291
JVC Kenwood Corp.	126,300	291
Key Coffee Inc.	15,100	290
^ Nippon Ceramic Co. Ltd.	14,600	290
* Kintetsu Department Store Co. Ltd.	85,000	287
Toa Corp.	166,000	287
Maruwa Co. Ltd.	7,600	286
Inageya Co. Ltd.	20,876	286
Kyokuto Kaihatsu Kogyo Co. Ltd.	27,800	286
Joshin Denki Co. Ltd.	34,000	286
Daisan Bank Ltd.	164,000	285
Jeol Ltd.	71,000	285
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	62,000	284
Stella Chemifa Corp.	7,900	284
Belluna Co. Ltd.	43,900	284
Noritake Co. Ltd.	122,000	283
Macnica Fuji Electronics Holdings Inc.	29,200	283
Hosiden Corp.	46,100	282
Osaki Electric Co. Ltd.	35,000	282
Tokushu Tokai Paper Co. Ltd.	79,000	281
Enplas Corp.	10,000	281
TV Asahi Holdings Corp.	17,100	281
Riken Corp.	80,000	277
Modec Inc.	17,700	276
Eagle Industry Co. Ltd.	21,700	274
Towa Bank Ltd.	310,000	273
Namura Shipbuilding Co. Ltd.	48,100	272
Vital KSK Holdings Inc.	28,800	272
Melco Holdings Inc.	9,500	271
Shindengen Electric Manufacturing Co. Ltd.	72,000	270
Wowow Inc.	10,000	270
Union Tool Co.	9,400	270
Arcland Sakamoto Co. Ltd.	24,200	269
Nippon Television Holdings Inc.	16,000	268
Funai Soken Holdings Inc.	19,300	268
^ Futaba Industrial Co. Ltd.	52,300	267
Ines Corp.	25,100	267
Yorozu Corp.	17,100	266
Fukuda Corp.	24,000	266
Hamakyorex Co. Ltd.	14,600	266
^ Alpen Co. Ltd.	15,300	264
Ichiyoshi Securities Co. Ltd.	34,100	264
Rock Field Co. Ltd.	18,000	264
Showa Corp.	45,300	262
F@N Communications Inc.	32,300	262
T-Gaia Corp.	17,100	262
* Bell System24 Holdings Inc.	30,400	261
JSP Corp.	11,300	261
Sagami Chain Co. Ltd.	22,000	261
Chukyo Bank Ltd.	112,000	260
Warabeya Nichiyo Co. Ltd.	12,300	259
Kappa Create Co. Ltd.	21,600	259
Torii Pharmaceutical Co. Ltd.	11,700	259
Canon Electronics Inc.	17,000	258
Shinko Plantech Co. Ltd.	35,600	258

Fujita Kanko Inc.	70,000	257
Okuwa Co. Ltd.	25,000	256
Taihei Dengyo Kaisha Ltd.	25,000	256
Neturen Co. Ltd.	33,100	256
Justsystems Corp.	29,600	254
Jimoto Holdings Inc.	165,300	254
Tsurumi Manufacturing Co. Ltd.	17,000	253
Kansai Urban Banking Corp.	24,500	252
Nippon Kanzai Co. Ltd.	15,100	251
Nippon Synthetic Chemical Industry Co. Ltd.	40,000	249
Maruzen Showa Unyu Co. Ltd.	62,000	247
Nissin Corp.	82,000	247
Sumitomo Seika Chemicals Co. Ltd.	41,000	247
Mitsui-Soko Holdings Co. Ltd.	93,000	246
Fujimori Kogyo Co. Ltd.	11,500	245
YAMABIKO Corp.	31,100	245
Yahagi Construction Co. Ltd.	27,100	245
Tocalo Co. Ltd.	12,400	245
Kyokuto Securities Co. Ltd.	20,200	245
Cosel Co. Ltd.	21,500	243
Teikoku Sen-I Co. Ltd.	17,900	242
Juki Corp.	28,200	242
Tsubaki Nakashima Co. Ltd.	19,500	242
Tenma Corp.	13,500	242
C Uyemura & Co. Ltd.	5,500	241
Cawachi Ltd.	10,300	241
Starzen Co. Ltd.	6,000	240
Wakita & Co. Ltd.	35,600	240
^ Nihon Nohyaku Co. Ltd.	44,300	240
^ Pal Co. Ltd.	10,200	240
Goldcrest Co. Ltd.	15,200	239
Nitto Kohki Co. Ltd.	10,300	239
Toyo Corp.	22,700	239
^ Tsugami Corp.	56,000	239
ESPEC Corp.	17,900	238
Clarion Co. Ltd.	96,000	237
Itoki Corp.	41,800	237
Kumiai Chemical Industry Co. Ltd.	39,300	236
^ IDOM Inc.	46,600	236
Tanseisha Co. Ltd.	30,200	233
Chiyoda Integre Co. Ltd.	11,500	233
Daiwa Industries Ltd.	25,600	233
Kasai Kogyo Co. Ltd.	23,500	233
Ryoyo Electro Corp.	19,100	232
^ Michinoku Bank Ltd.	123,000	232
Kyodo Printing Co. Ltd.	72,000	231
Arata Corp.	10,400	231
Idec Corp.	24,600	228
Istyle Inc.	25,300	226
Kyokuyo Co. Ltd.	87,000	225
Qol Co. Ltd.	15,600	224
Torishima Pump Manufacturing Co. Ltd.	20,300	222
Meisei Industrial Co. Ltd.	46,200	222
Tsukuba Bank Ltd.	71,400	222
^ OSAKA Titanium Technologies Co. Ltd.	17,400	221
Tamura Corp.	72,000	220
Nippon Chemi-Con Corp.	150,000	219

Daiken Corp.	65,000	219
Kato Works Co. Ltd.	51,000	219
Sinfonia Technology Co. Ltd.	123,000	218
UKC Holdings Corp.	13,800	217
Aisan Industry Co. Ltd.	30,200	217
Shin-Etsu Polymer Co. Ltd.	34,000	217
Information Services International-Dentsu Ltd.	11,100	216
Tokyo Energy & Systems Inc.	19,000	216
Maeda Kosen Co. Ltd.	20,100	216
Broadleaf Co. Ltd.	21,500	216
Koa Corp.	26,000	215
Sakai Chemical Industry Co. Ltd.	79,000	215
CONEXIO Corp.	14,500	215
Komatsu Seiren Co. Ltd.	32,100	214
Tamron Co. Ltd.	14,700	213
* Ishihara Sangyo Kaisha Ltd.	329,000	213
Nippon Road Co. Ltd.	52,000	213
FIDEA Holdings Co. Ltd.	143,100	213
Matsuya Foods Co. Ltd.	7,600	212
Nichiden Corp.	7,000	212
^ Senshukai Co. Ltd.	30,600	211
Daiichi Jitsugyo Co. Ltd.	44,000	211
^ Marvelous Inc.	27,400	210
Sanshin Electronics Co. Ltd.	23,700	209
* CMK Corp.	44,300	208
Fudo Tetra Corp.	118,300	207
Achilles Corp.	149,000	205
Sakai Moving Service Co. Ltd.	8,400	204
Nippon Koei Co. Ltd.	64,000	204
Osaka Steel Co. Ltd.	11,100	204
Aiphone Co. Ltd.	11,200	203
Toa Corp.	20,800	203
Mie Bank Ltd.	101,000	202
Oyo Corp.	17,900	202
Kanematsu Electronics Ltd.	10,600	200
Megachips Corp.	16,500	200
Nagatanien Holdings Co. Ltd.	16,000	200
Sanyo Denki Co. Ltd.	42,000	198
Studio Alice Co. Ltd.	8,800	197
* Fujiya Co. Ltd.	100,000	197
Giken Ltd.	11,000	197
Toyo Kanetsu KK	96,000	197
^ Sanyo Shokai Ltd.	106,000	196
Toyo Tanso Co. Ltd.	13,200	196
OSJB Holdings Corp.	97,400	196
Pronexus Inc.	18,500	196
Dai Nippon Toryo Co. Ltd.	99,000	195
SMK Corp.	58,000	194
Aichi Corp.	24,300	193
Ministop Co. Ltd.	11,500	193
Kaga Electronics Co. Ltd.	15,600	193
Toenec Corp.	33,000	192
Honeys Co. Ltd.	14,300	191
Meiko Network Japan Co. Ltd.	17,900	191
Sun Frontier Fudousan Co. Ltd.	19,400	191
Riken Technos Corp.	43,400	191
K&O Energy Group Inc.	13,400	191

	Toho Titanium Co. Ltd.	30,400	191
	Chiba Kogyo Bank Ltd.	45,300	191
	Tokyo Rope Manufacturing Co. Ltd.	116,000	190
	Nittetsu Mining Co. Ltd.	55,000	190
	Icom Inc.	9,100	188
	Shinko Shoji Co. Ltd.	18,500	188
	Nippon Beet Sugar Manufacturing Co. Ltd.	101,000	187
^	Yushin Precision Equipment Co. Ltd.	9,800	187
*	Mitsubishi Paper Mills Ltd.	266,000	186
	Japan Digital Laboratory Co. Ltd.	13,500	186
	Nippon Carbon Co. Ltd.	99,000	186
	Uchida Yoko Co. Ltd.	41,000	185
	Amuse Inc.	9,400	185
	Kurimoto Ltd.	114,000	185
	Sac's Bar Holdings Inc.	17,200	183
	Jamco Corp.	9,200	183
	Mie Kotsu Group Holdings Inc.	50,000	182
	Mitsubishi Steel Manufacturing Co. Ltd.	109,000	182
	Nippon Valqua Industries Ltd.	69,000	180
	Roland DG Corp.	8,600	179
	Kamei Corp.	21,700	177
	Yurtec Corp.	30,000	177
	MTI Ltd.	26,500	177
	Mars Engineering Corp.	8,600	176
	Misawa Homes Co. Ltd.	24,000	176
^	Asahi Co. Ltd.	12,400	176
	Nippon Denko Co. Ltd.	106,700	176
	Nippon Yakin Kogyo Co. Ltd.	134,700	175
	Fuji Media Holdings Inc.	14,600	174
	Daikokutenbussan Co. Ltd.	4,000	174
	Nippon Thompson Co. Ltd.	53,000	174
	Onoken Co. Ltd.	14,200	173
	Yusen Logistics Co. Ltd.	15,600	172
	Takaoka Toko Co. Ltd.	9,800	171
	Keihanshin Building Co. Ltd.	34,200	171
	Koatsu Gas Kogyo Co. Ltd.	26,000	170
^	U-Shin Ltd.	26,700	169
^	Nippon Parking Development Co. Ltd.	140,100	169
	WATAMI Co. Ltd.	15,900	166
	Tonami Holdings Co. Ltd.	62,000	166
	Takiron Co. Ltd.	34,000	166
	Elematec Corp.	7,400	164
	Yomiuri Land Co. Ltd.	36,000	164
	Weathernews Inc.	5,300	163
	Kita-Nippon Bank Ltd.	5,700	163
*,^	KLab Inc.	27,400	162
^	Ateam Inc.	8,700	162
	Hokkaido Gas Co. Ltd.	59,000	162
	Sekisui Plastics Co. Ltd.	49,000	160
*,^	Nippon Sharyo Ltd.	59,000	160
	Tosei Corp.	20,200	159
^	Keiyo Co. Ltd.	30,500	159
	CHIMNEY Co. Ltd.	6,000	159
	Hosokawa Micron Corp.	30,000	159
	Cleanup Corp.	19,800	158
	Shimizu Bank Ltd.	5,800	157
	Shibusawa Warehouse Co. Ltd.	56,000	157

	Mitsui High-Tec Inc.	22,500	156
^	Happinet Corp.	14,200	154
	Godo Steel Ltd.	92,000	154
	Artnature Inc.	19,100	154
	Fields Corp.	11,800	152
	Mitani Sekisan Co. Ltd.	7,400	151
	Denyo Co. Ltd.	14,500	151
	Ryoden Corp.	24,000	151
^	JP-Holdings Inc.	51,400	151
	Hioki EE Corp.	8,300	150
	Chori Co. Ltd.	10,000	150
	Japan Radio Co. Ltd.	53,000	150
	Atsugi Co. Ltd.	139,000	148
	Tokyo Tekko Co. Ltd.	40,000	147
	Japan Cash Machine Co. Ltd.	14,300	146
	Itochu-Shokuhin Co. Ltd.	3,600	146
*,^	Takata Corp.	36,100	145
*	Akebono Brake Industry Co. Ltd.	70,500	144
	Mimasu Semiconductor Industry Co. Ltd.	13,900	143
^	Zuiko Corp.	3,500	142
^	Toho Co. Ltd.	6,100	142
*,^	Laox Co. Ltd.	21,101	141
	Mito Securities Co. Ltd.	60,100	140
	Ichikoh Industries Ltd.	48,000	140
*	KNT-CT Holdings Co. Ltd.	102,000	139
	Yushiro Chemical Industry Co. Ltd.	10,000	139
	France Bed Holdings Co. Ltd.	15,400	138
	Advan Co. Ltd.	16,200	136
	Sumitomo Densetsu Co. Ltd.	12,100	136
	Tosho Printing Co. Ltd.	28,000	136
	Fuso Pharmaceutical Industries Ltd.	49,000	136
	CMIC Holdings Co. Ltd.	8,200	135
	Future Corp.	16,900	134
	Nissei ASB Machine Co. Ltd.	7,400	134
	SRA Holdings	6,200	133
^	Hodogaya Chemical Co. Ltd.	54,000	133
	Nihon Dempa Kogyo Co. Ltd.	15,800	132
	Chuetsu Pulp & Paper Co. Ltd.	63,000	132
	Rhythm Watch Co. Ltd.	75,000	131
*	SWCC Showa Holdings Co. Ltd.	210,000	131
	Noritsu Koki Co. Ltd.	19,300	130
	Teikoku Electric Manufacturing Co. Ltd.	16,600	130
	Mitsubishi Nichiyu Forklift Co. Ltd.	24,000	129
^	Aeon Fantasy Co. Ltd.	5,200	128
	Arakawa Chemical Industries Ltd.	13,100	126
*	Fuji Oil Co. Ltd.	41,600	126
	Sinanen Holdings Co. Ltd.	31,000	125
	Nihon Yamamura Glass Co. Ltd.	79,000	125
	Japan Transcity Corp.	33,000	124
	Seika Corp.	50,000	123
	Mitsui Matsushima Co. Ltd.	126,000	121
	Organo Corp.	31,000	121
	Parco Co. Ltd.	14,400	121
	Funai Electric Co. Ltd.	13,900	120
	Toyo Securities Co. Ltd.	64,000	119
	T RAD Co. Ltd.	62,000	119
	Shinwa Co. Ltd.	7,600	118

	Zuken Inc.	11,900	116
	Japan Drilling Co. Ltd.	5,500	116
	Kanaden Corp.	12,400	115
^	Right On Co. Ltd.	10,300	115
	Sanoh Industrial Co. Ltd.	20,800	115
	Furuno Electric Co. Ltd.	22,400	112
	Hisaka Works Ltd.	13,300	112
	NS United Kaiun Kaisha Ltd.	84,000	111
	Toyo Kohan Co. Ltd.	44,800	110
^	Kobe Bussan Co. Ltd.	5,400	108
	Hakuto Co. Ltd.	11,700	106
*,^	Shin Nippon Biomedical Laboratories Ltd.	17,300	105
	Tomoku Co. Ltd.	35,000	104
	Tatsuta Electric Wire and Cable Co. Ltd.	31,900	103
^	Pasona Group Inc.	15,800	103
	NEC Capital Solutions Ltd.	6,900	102
	GCA Savvian Corp.	11,800	102
	Matsuda Sangyo Co. Ltd.	7,700	100
	Corona Corp. Class A	9,900	100
	Kyosan Electric Manufacturing Co. Ltd.	28,000	99
	Nippon Chemiphar Co. Ltd.	22,000	99
	Mitsubishi Kakoki Kaisha Ltd.	52,000	99
	Toda Kogyo Corp.	35,000	98
	Tsutsumi Jewelry Co. Ltd.	5,000	98
	Kitagawa Iron Works Co. Ltd.	57,000	97
	NDS Co. Ltd.	37,000	97
	Dunlop Sports Co. Ltd.	11,000	97
	Hokkan Holdings Ltd.	31,000	96
	Taiho Kogyo Co. Ltd.	8,900	95
	Gun-Ei Chemical Industry Co. Ltd.	32,000	95
	Fujitsu Frontech Ltd.	9,600	94
	Mitsui Home Co. Ltd.	21,000	93
	Toli Corp.	29,000	93
	Iwasaki Electric Co. Ltd.	62,000	92
	Krosaki Harima Corp.	38,000	92
^	Inaba Seisakusho Co. Ltd.	7,500	92
	Fujikura Kasei Co. Ltd.	15,400	90
	Aderans Co. Ltd.	19,800	90
	Asunaro Aoki Construction Co. Ltd.	13,300	90
	Gecoss Corp.	9,900	89
	Nippon Coke & Engineering Co. Ltd.	137,400	89
	Kourakuen Holdings Corp.	5,900	89
	CAC Holdings Corp.	11,400	88
	Maezawa Kyuso Industries Co. Ltd.	6,300	86
	Sumitomo Precision Products Co. Ltd.	27,000	86
	Daikoku Denki Co. Ltd.	6,400	86
*,^	Aplus Financial Co. Ltd.	91,000	85
	Shimojima Co. Ltd.	7,900	85
	Tabuchi Electric Co. Ltd.	24,200	84
	Tokyo Electron Device Ltd.	5,700	84
	Toyo Denki Seizo KK	28,000	83
	AOI Electronics Co. Ltd.	4,200	83
^	Daisyo Corp.	5,400	82
	Endo Lighting Corp.	8,600	81
	Chugai Ro Co. Ltd.	40,000	81
	Panasonic Industrial Devices SUNX Co. Ltd.	13,400	81
	Gakken Holdings Co. Ltd.	29,000	81

	Taisei Lamick Co. Ltd.	2,800	80
	Sankyo Seiko Co. Ltd.	24,100	80
	Kinki Sharyo Co. Ltd.	32,000	79
	Pocket Card Co. Ltd.	14,800	78
	Nice Holdings Inc.	55,000	78
	Srg Takamiya Co. Ltd.	18,000	76
	Alpha Systems Inc.	4,300	74
	Kobelco Eco-Solutions Co. Ltd.	19,000	74
^	Dai-ichi Seiko Co. Ltd.	7,000	72
	Tokyo Rakutenchi Co. Ltd.	15,000	68
	Chuo Spring Co. Ltd.	25,000	68
	ST Corp.	5,800	66
	ASAHI YUKIZAI Corp.	34,000	64
	Daidoh Ltd.	14,600	63
*	Yamada SxL Home Co. Ltd.	89,000	62
	Maezawa Kasei Industries Co. Ltd.	6,100	62
	Toa Oil Co. Ltd.	53,000	61
	Takihyo Co. Ltd.	14,000	61
	Kitano Construction Corp.	24,000	60
	Mitsubishi Research Institute Inc.	1,900	59
	Okura Industrial Co. Ltd.	19,000	56
	Showa Aircraft Industry Co. Ltd.	6,000	55
	Best Denki Co. Ltd.	54,800	55
	Paris Miki Holdings Inc.	12,800	53
	Airport Facilities Co. Ltd.	9,900	52
*	Janome Sewing Machine Co. Ltd.	8,600	49
*	Kojima Co. Ltd.	17,000	40
	ValueCommerce Co. Ltd.	10,800	39
	Cybozu Inc.	7,400	27
*	Nakayama Steel Works Ltd.	35,000	18
*,^	FDK Corp.	14,000	12
			3,191,188
New Zealand (0.9%)
	Spark New Zealand Ltd.	1,690,833	4,824
	Fletcher Building Ltd.	639,723	4,478
	Auckland International Airport Ltd.	830,418	4,428
	Fisher & Paykel Healthcare Corp. Ltd.	525,008	3,981
	Ryman Healthcare Ltd.	384,757	2,651
	Contact Energy Ltd.	658,690	2,571
	Meridian Energy Ltd.	1,159,037	2,344
	SKYCITY Entertainment Group Ltd.	605,312	2,214
	Z Energy Ltd.	338,546	2,097
	Mercury NZ Ltd.	639,037	1,446
	Trade Me Group Ltd.	364,828	1,351
	Kiwi Property Group Ltd.	1,148,666	1,295
	SKY Network Television Ltd.	358,517	1,267
*	Xero Ltd.	82,977	1,186
	Chorus Ltd.	363,300	1,176
	EBOS Group Ltd.	81,692	975
*	a2 Milk Co. Ltd.	651,454	926
	Infratil Ltd.	368,977	898
	Goodman Property Trust	934,953	898
	Mainfreight Ltd.	64,299	801
	Air New Zealand Ltd.	460,015	733
	Genesis Energy Ltd.	450,768	722
	Precinct Properties New Zealand Ltd.	755,900	686
	Summerset Group Holdings Ltd.	199,732	684

	Nuplex Industries Ltd.	164,230	630
	Vector Ltd.	249,271	623
	Freightways Ltd.	123,954	603
	Argosy Property Ltd.	723,787	601
	Metlifecare Ltd.	113,983	464
	Vital Healthcare Property Trust	251,454	406
	Heartland Bank Ltd.	318,266	305
	Warehouse Group Ltd.	145,129	294
	Kathmandu Holdings Ltd.	153,523	200
*	New Zealand Refining Co. Ltd.	102,092	181
	TOWER Ltd.	165,523	159
*	New Zealand Oil & Gas Ltd.	245,090	82
			49,180
Singapore (3.3%)
	Singapore Telecommunications Ltd.	6,747,009	21,158
	Oversea-Chinese Banking Corp. Ltd.	2,997,391	19,335
	DBS Group Holdings Ltd.	1,642,679	18,991
	United Overseas Bank Ltd.	1,113,167	15,274
	CapitaLand Ltd.	2,334,858	5,544
	Keppel Corp. Ltd.	1,314,058	5,200
	Wilmar International Ltd.	1,963,803	4,556
	Singapore Exchange Ltd.	756,060	4,269
	Singapore Airlines Ltd.	514,951	4,221
	Singapore Press Holdings Ltd.	1,485,917	4,206
	ComfortDelGro Corp. Ltd.	1,907,180	4,033
	Global Logistic Properties Ltd.	2,785,773	3,995
	CapitaLand Mall Trust	2,442,612	3,914
	Ascendas REIT	1,975,013	3,619
	Singapore Technologies Engineering Ltd.	1,430,455	3,526
	City Developments Ltd.	552,713	3,517
	Genting Singapore plc	5,566,297	3,277
	Jardine Cycle & Carriage Ltd.	101,090	2,970
	Suntec REIT	2,212,800	2,769
	Hutchison Port Holdings Trust	4,749,439	2,260
	CapitaLand Commercial Trust	1,867,200	2,102
	SATS Ltd.	587,300	1,915
	UOL Group Ltd.	440,317	1,900
	Sembcorp Industries Ltd.	830,320	1,735
	Golden Agri-Resources Ltd.	6,071,363	1,636
	Venture Corp. Ltd.	234,200	1,556
	StarHub Ltd.	530,267	1,553
	Mapletree Industrial Trust	1,138,900	1,540
^	Mapletree Commercial Trust	1,302,452	1,539
	Singapore Post Ltd.	1,343,300	1,440
	Mapletree Greater China Commercial Trust	1,720,800	1,382
	Keppel REIT	1,699,600	1,353
	Yangzijiang Shipbuilding Holdings Ltd.	1,957,710	1,277
	Mapletree Logistics Trust	1,349,300	1,065
*,^	Noble Group Ltd.	8,208,504	1,000
*	Raffles Medical Group Ltd.	806,700	948
^	Sembcorp Marine Ltd.	776,666	829
	Frasers Centrepoint Trust	505,800	808
^	SMRT Corp. Ltd.	646,000	786
	United Engineers Ltd.	443,100	760
	Starhill Global REIT	1,240,300	742
^	Olam International Ltd.	496,300	706
^	Keppel Infrastructure Trust	1,821,800	687

	Parkway Life REIT	340,863	649
	CDL Hospitality Trusts	587,300	645
	Ascott Residence Trust	707,500	598
	Yanlord Land Group Ltd.	670,300	591
	M1 Ltd.	298,700	586
	SIA Engineering Co. Ltd.	203,900	563
	Asian Pay Television Trust	1,290,700	545
	Cache Logistics Trust	827,400	535
	First Resources Ltd.	437,900	530
	Cambridge Industrial Trust	1,288,900	528
	CapitaLand Retail China Trust	464,200	528
*,^	Genting Hong Kong Ltd.	1,879,500	516
	Wing Tai Holdings Ltd.	374,800	487
	Frasers Commercial Trust	480,200	480
	Ascendas India Trust	618,400	468
	Lippo Malls Indonesia Retail Trust	1,648,800	461
	First REIT	472,500	459
^	Keppel DC REIT	501,500	453
*,^	Yoma Strategic Holdings Ltd.	1,027,500	445
	Ascendas Hospitality Trust	780,100	434
2	ARA Asset Management Ltd.	429,356	424
^	Croesus Retail Trust	657,600	419
^	SIIC Environment Holdings Ltd.	936,000	406
	Far East Hospitality Trust	843,100	403
	OUE Hospitality Trust	713,800	389
	Religare Health Trust	496,400	374
	SPH REIT	509,100	367
^	Frasers Centrepoint Ltd.	320,800	363
	Accordia Golf Trust	722,800	361
*,^	Ezion Holdings Ltd.	1,574,300	357
	Soilbuild Business Space REIT	668,300	334
	Silverlake Axis Ltd.	769,700	319
	OUE Ltd.	258,400	289
^	Sarine Technologies Ltd.	206,300	278
^	Perennial Real Estate Holdings Ltd.	409,200	266
*	GL Ltd.	430,000	260
	Sabana Shari'ah Compliant Industrial REIT	620,800	245
*,^	COSCO Corp. Singapore Ltd.	1,089,601	237
	Super Group Ltd.	384,800	231
^	Hyflux Ltd.	519,400	225
^	China Everbright Water Ltd.	469,100	210
^	Midas Holdings Ltd.	922,100	169
	Indofood Agri Resources Ltd.	443,700	153
^	Bumitama Agri Ltd.	291,300	152
^	Keppel Telecommunications & Transportation Ltd.	105,000	119
	CSE Global Ltd.	316,600	108
	Raffles Education Corp. Ltd.	688,600	102
	Boustead Singapore Ltd.	157,900	94
*	Gallant Venture Ltd.	512,200	75
*	GMG Global Ltd.	173,000	72
*	Ying Li International Real Estate Ltd.	680,500	69
*,^	Ezra Holdings Ltd.	1,786,900	68
*,^	Vard Holdings Ltd.	502,700	58
*,^	China Fishery Group Ltd.	754,600	43
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	275,990	13
	Hi-P International Ltd.	30,100	8
			184,454

South Korea (11.3%)
	Samsung Electronics Co. Ltd.	92,356	127,080
	Samsung Electronics Co. Ltd. Preference Shares	15,952	18,031
	Hyundai Motor Co.	132,051	15,581
	NAVER Corp.	24,155	15,326
	SK Hynix Inc.	485,282	14,944
	Shinhan Financial Group Co. Ltd.	413,901	14,791
	Hyundai Mobis Co. Ltd.	60,378	13,768
	Korea Electric Power Corp.	233,010	12,757
	POSCO	62,190	12,601
	KB Financial Group Inc.	348,891	11,078
	KT&G Corp.	100,999	10,922
	Amorepacific Corp.	28,792	9,969
	Kia Motors Corp.	237,008	8,928
	LG Chem Ltd.	40,003	8,718
	Samsung C&T Corp.	61,172	7,405
	SK Innovation Co. Ltd.	55,322	7,290
	LG Household & Health Care Ltd.	8,059	7,259
	Samsung Fire & Marine Insurance Co. Ltd.	29,931	7,133
	Hana Financial Group Inc.	271,717	6,690
*,^	Celltrion Inc.	65,784	6,118
	Samsung Life Insurance Co. Ltd.	67,478	5,871
	LG Display Co. Ltd.	207,278	5,747
	SK Holdings Co. Ltd.	30,695	5,727
*	Hyundai Heavy Industries Co. Ltd.	42,889	4,823
	Samsung SDI Co. Ltd.	50,521	4,776
	LG Electronics Inc.	99,423	4,754
	LG Corp.	82,366	4,679
	SK Telecom Co. Ltd.	20,720	4,258
	Samsung SDS Co. Ltd.	29,836	4,192
	Korea Zinc Co. Ltd.	9,097	4,150
	Korea Aerospace Industries Ltd.	54,595	3,932
	Coway Co. Ltd.	49,229	3,763
	Kangwon Land Inc.	99,024	3,625
	Lotte Chemical Corp.	13,330	3,622
	NCSoft Corp.	15,736	3,536
	AMOREPACIFIC Group	25,740	3,321
	Hankook Tire Co. Ltd.	67,783	3,283
^	Hanmi Pharm Co. Ltd.	5,849	3,196
	Hyundai Steel Co.	68,753	3,119
	Hyundai Motor Co. 2nd Preference Shares	33,352	2,993
	Orion Corp.	3,604	2,968
	E-MART Inc.	19,282	2,817
	Hyosung Corp.	21,303	2,647
	S-Oil Corp.	38,308	2,638
	Hyundai Glovis Co. Ltd.	16,941	2,545
	Industrial Bank of Korea	238,091	2,521
	Samsung Electro-Mechanics Co. Ltd.	50,105	2,474
	Woori Bank	273,386	2,467
	Dongbu Insurance Co. Ltd.	43,005	2,445
	CJ CheilJedang Corp.	6,682	2,353
^	Kakao Corp.	28,481	2,312
	Hyundai Development Co-Engineering & Construction	55,547	2,202
	Hyundai Engineering & Construction Co. Ltd.	65,362	2,157
	CJ Corp.	11,932	2,139
	BNK Financial Group Inc.	264,887	2,085
	KT Corp.	72,515	2,055

	GS Holdings Corp.	46,356	2,003
	Amorepacific Corp. Preference Shares	9,684	1,948
	LG Uplus Corp.	197,906	1,937
	Yuhan Corp.	6,825	1,868
	Daelim Industrial Co. Ltd.	24,755	1,860
	Hyundai Motor Co. Preference Shares	20,512	1,785
	KCC Corp.	4,991	1,759
	Lotte Shopping Co. Ltd.	9,698	1,672
	Samsung Securities Co. Ltd.	48,749	1,649
	Hanwha Chemical Corp.	71,886	1,644
^	BGF retail Co. Ltd.	8,989	1,607
	Hanwha Techwin Co. Ltd.	33,100	1,601
	S-1 Corp.	17,340	1,575
	Hanon Systems	151,554	1,553
	Hyundai Department Store Co. Ltd.	13,918	1,544
	Hyundai Marine & Fire Insurance Co. Ltd.	56,110	1,517
^	Hotel Shilla Co. Ltd.	27,751	1,479
	Korea Investment Holdings Co. Ltd.	35,075	1,472
	Mirae Asset Securities Co. Ltd.	61,234	1,457
	Medy-Tox Inc.	3,726	1,443
	Hanssem Co. Ltd.	9,361	1,439
	Hanwha Corp.	43,773	1,394
*,^	Samsung Engineering Co. Ltd.	144,755	1,376
	Mando Corp.	5,910	1,374
*,^	OCI Co. Ltd.	16,399	1,367
	Mirae Asset Daewoo Co. Ltd.	168,072	1,366
	Hanmi Science Co. ltd	10,402	1,339
*,^	ViroMed Co. Ltd.	11,237	1,280
*,^	Kumho Tire Co. Inc.	142,362	1,267
*,^	Samsung Heavy Industries Co. Ltd.	134,034	1,195
	Kolon Industries Inc.	15,316	1,193
	KEPCO Plant Service & Engineering Co. Ltd.	19,133	1,172
	Samsung Card Co. Ltd.	29,881	1,154
*	CJ Korea Express Corp.	6,396	1,146
	DGB Financial Group Inc.	141,920	1,143
	LG Chem Ltd. Preference Shares	7,132	1,132
	Hanwha Life Insurance Co. Ltd.	219,458	1,132
	Hyundai Wia Corp.	14,544	1,117
	CJ E&M Corp.	17,146	1,089
	NH Investment & Securities Co. Ltd.	116,179	1,081
	Shinsegae Co. Ltd.	6,454	1,050
	Korea Kolmar Co. Ltd.	12,343	1,048
	LG Innotek Co. Ltd.	13,096	1,047
	LG Household & Health Care Ltd. Preference Shares	1,958	1,022
	Doosan Heavy Industries & Construction Co. Ltd.	43,424	1,021
*,^	GS Engineering & Construction Corp.	39,589	1,018
*,^	Daewoo Engineering & Construction Co. Ltd.	180,731	1,006
	SK Chemicals Co. Ltd.	16,693	997
^	Doosan Corp.	9,783	986
^	CJ CGV Co. Ltd.	11,971	980
	Hyundai Securities Co. Ltd.	151,582	933
*,^	LIG Nex1 Co. Ltd.	9,977	932
	Cheil Worldwide Inc.	57,706	928
*,^	Com2uSCorp	8,909	920
	Korea Gas Corp.	24,018	910
	Korean Reinsurance Co.	81,234	878
	NongShim Co. Ltd.	2,878	865

*	Korean Air Lines Co. Ltd.	33,944	863
^	Youngone Corp.	27,235	863
^	Meritz Securities Co. Ltd.	250,151	842
	Kumho Petrochemical Co. Ltd.	15,447	840
*,^	NHN Entertainment Corp.	14,082	829
*,^	Doosan Infracore Co. Ltd.	115,846	827
	Dongsuh Cos. Inc.	28,324	825
	Lotte Chilsung Beverage Co. Ltd.	544	803
	Lotte Confectionery Co. Ltd.	4,735	801
	SK Networks Co. Ltd.	142,616	793
	Innocean Worldwide Inc.	11,021	788
^	Ottogi Corp.	1,125	786
	LS Corp.	16,482	786
	KB Insurance Co. Ltd.	30,490	773
	Posco Daewoo Corp.	40,177	770
^	Hyundai Greenfood Co. Ltd.	46,244	767
*,^	Komipharm International Co. Ltd.	28,322	765
*	Ssangyong Cement Industrial Co. Ltd.	44,412	758
	Green Cross Corp.	4,823	755
	Green Cross Holdings Corp.	24,522	751
	KIWOOM Securities Co. Ltd.	10,029	709
	LG International Corp.	21,588	704
^	Eo Technics Co. Ltd.	7,251	699
^	Cosmax Inc.	5,301	687
	Tongyang Inc.	210,324	676
^	Fila Korea Ltd.	8,411	665
*	LG Life Sciences Ltd.	10,069	655
*,^	Osstem Implant Co. Ltd.	9,405	640
*	Hyundai Mipo Dockyard Co. Ltd.	8,878	640
	Meritz Fire & Marine Insurance Co. Ltd.	45,841	628
*,^	Hanall Biopharma Co. Ltd.	31,322	617
^	GS Retail Co. Ltd.	13,508	609
^	Kolon Life Science Inc.	4,314	607
	LG Hausys Ltd.	5,356	605
*	Hugel Inc.	1,884	588
	SK Materials Co. Ltd.	4,405	579
^	JW Pharmaceutical Corp.	11,000	569
^	Hansol Chemical Co. Ltd.	7,832	559
^	Chong Kun Dang Pharmaceutical Corp.	5,573	556
*	WONIK IPS Co. Ltd.	24,915	553
	Samyang Holdings Corp.	5,120	552
^	Korea Petrochemical Ind Co. Ltd.	2,614	550
	Hyundai Home Shopping Network Corp.	5,034	546
	Hite Jinro Co. Ltd.	26,920	541
^	Paradise Co. Ltd.	37,596	538
*,^	Pan Ocean Co. Ltd.	163,210	536
	Daou Technology Inc.	22,159	528
*,^	DIO Corp.	10,192	521
^	Bukwang Pharmaceutical Co. Ltd.	19,101	520
	LS Industrial Systems Co. Ltd.	13,302	516
*,^	Genexine Co. Ltd.	10,214	503
	JB Financial Group Co. Ltd.	94,330	503
*,^	Ilyang Pharmaceutical Co. Ltd.	11,252	497
^	Daesang Corp.	18,123	492
^	Hana Tour Service Inc.	7,619	491
^	Lotte Food Co. Ltd.	667	485
^	LOTTE Fine Chemical Co. Ltd.	15,160	482

	Korea Electric Terminal Co. Ltd.	6,075	477
*	Caregen Co. Ltd.	3,866	475
^	Seoul Semiconductor Co. Ltd.	31,625	474
	Poongsan Corp.	16,979	472
*,^	HLB Inc.	25,473	470
*,^	Chabiotech Co. Ltd.	32,644	469
*,^	Hyundai Elevator Co. Ltd.	8,461	467
*	Dongbu HiTek Co. Ltd.	29,245	465
	SFA Engineering Corp.	8,620	465
^	IS Dongseo Co. Ltd.	8,480	460
	Koh Young Technology Inc.	10,972	459
	SKC Co. Ltd.	16,997	454
^	Korea Real Estate Investment & Trust Co. Ltd.	151,848	454
*,^	Medipost Co. Ltd.	5,965	450
*,^	iNtRON Biotechnology Inc.	9,693	446
	Soulbrain Co. Ltd.	7,671	446
*	Seegene Inc.	13,696	445
	Handsome Co. Ltd.	12,437	433
	Hanjin Kal Corp.	27,412	431
	GS Home Shopping Inc.	2,831	430
	Young Poong Corp.	426	428
^	Amicogen Inc.	8,184	427
	Hankook Tire Worldwide Co. Ltd.	22,755	420
*	Dongkuk Steel Mill Co. Ltd.	51,535	419
*	Loen Entertainment Inc.	5,746	416
*,^	Binex Co. Ltd.	21,825	412
	Grand Korea Leisure Co. Ltd.	17,707	411
	LOTTE Himart Co. Ltd.	10,196	408
^	Hansae Co. Ltd.	14,690	405
	Partron Co. Ltd.	37,918	401
*	Hyundai Rotem Co. Ltd.	20,921	399
	Halla Holdings Corp.	7,070	399
	LG Electronics Inc. Preference Shares	16,228	398
^	Nexen Tire Corp.	32,546	392
	Taekwang Industrial Co. Ltd.	483	387
^	Dae Hwa Pharmaceutical Co. Ltd.	10,363	387
*,^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	95,520	382
^	Dong-A ST Co. Ltd.	3,685	380
^	KEPCO Engineering & Construction Co. Inc.	13,462	379
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,427	371
^	Dong-A Socio Holdings Co. Ltd.	2,527	371
*,^	SM Entertainment Co.	13,380	370
	DuzonBizon Co. Ltd.	17,697	368
*	It's Skin Co. Ltd.	5,498	363
	CJ O Shopping Co. Ltd.	2,493	360
^	Daewoong Pharmaceutical Co. Ltd.	4,186	356
^	Meritz Financial Group Inc.	31,983	354
*,^	ATGen Co. Ltd.	7,982	354
	S&T Motiv Co. Ltd.	6,492	352
^	Samlip General Foods Co. Ltd.	2,049	351
*	Asiana Airlines Inc.	81,449	351
	InBody Co. Ltd.	9,464	343
	Hanwha General Insurance Co. Ltd.	54,548	343
*,^	GemVax & Kael Co. Ltd.	20,671	337
	LEENO Industrial Inc.	8,900	334
*,^	Foosung Co. Ltd.	48,122	334
*	Jusung Engineering Co. Ltd.	32,397	320

^	YG Entertainment Inc.	9,383	320
	Samyang Corp.	3,651	316
^	JW Holdings Corp.	29,522	313
^	Hanjin Transportation Co. Ltd.	10,922	311
	LF Corp.	16,620	310
^	Dongwon Industries Co. Ltd.	1,228	310
	Cell Biotech Co. Ltd.	5,481	305
*,^	Hansol Technics Co. Ltd.	16,017	300
	NICE Holdings Co. Ltd.	17,208	300
	Tongyang Life Insurance Co. Ltd.	31,110	299
	Huchems Fine Chemical Corp.	17,089	298
*,^	NUTRIBIOTECH Co. Ltd.	4,678	292
	Able C&C Co. Ltd.	10,026	289
*,^	DoubleUGames Co. Ltd.	8,541	289
*	i-SENS Inc.	8,269	284
	AK Holdings Inc.	4,761	282
^	Ahnlab Inc.	5,591	280
^	Muhak Co. Ltd.	13,199	280
*,^	Leaders Cosmetics Co. Ltd.	11,056	278
*,^	Posco ICT Co. Ltd.	50,296	276
	Hanil Cement Co. Ltd.	3,546	274
*,^	Pharmicell Co. Ltd.	47,087	272
^	Dawonsys Co. Ltd.	11,688	272
*	Huons Co. Ltd.	3,370	271
*,^	Emerson Pacific Inc.	7,836	269
*,^	SK Securities Co. Ltd.	245,171	267
	Youngone Holdings Co. Ltd.	4,909	266
*,^	Webzen Inc.	15,711	264
	Sebang Global Battery Co. Ltd.	7,567	262
	Silicon Works Co. Ltd.	9,198	260
^	SK Gas Ltd.	3,416	260
*,^	Seobu T&D	14,052	259
*	Ssangyong Motor Co.	40,269	259
^	Chongkundang Holdings Corp.	3,115	259
	Namyang Dairy Products Co. Ltd.	425	259
*,^	Yuanta Securities Korea Co. Ltd.	78,425	258
*	Gamevil Inc.	3,698	258
*,^	Hanjin Shipping Co. Ltd.	135,881	256
	Mirae Asset Life Insurance Co. Ltd.	67,421	255
^	Lutronic Corp.	6,830	254
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	250
^	Korea Kolmar Holdings Co. Ltd.	5,897	249
^	Seah Besteel Corp.	10,317	247
	Daishin Securities Co. Ltd.	25,948	245
^	Binggrae Co. Ltd.	4,279	241
	Maeil Dairy Industry Co. Ltd.	6,926	240
	Hancom Inc.	13,852	239
	NS Shopping Co. Ltd.	1,499	239
	Byucksan Corp.	41,431	238
	KISWIRE Ltd.	7,200	238
	Hankook Shell Oil Co. Ltd.	578	231
	Sungwoo Hitech Co. Ltd.	31,431	230
	KT Skylife Co. Ltd.	13,988	229
*	Hanjin Heavy Industries & Construction Co. Ltd.	57,114	229
^	Hyundai Livart Furniture Co. Ltd.	9,784	228
	CJ CheilJedang Corp. Preference Shares	1,253	227
^	Hansol Paper Co. Ltd.	11,125	227

^	Dongwon F&B Co. Ltd.	1,066	222
^	iMarketKorea Inc.	19,390	218
^	Modetour Network Inc.	9,061	216
*,^	Naturalendo Tech Co. Ltd.	12,905	212
*,^	Peptron Inc.	4,599	208
^	Cuckoo Electronics Co. Ltd.	1,552	207
	Daeduck Electronics Co.	29,381	207
	Daekyo Co. Ltd.	27,547	205
*,^	CUROCOM Co. Ltd.	69,635	204
*	Kumho Industrial Co. Ltd.	25,549	204
^	NICE Information Service Co. Ltd.	31,728	203
	Kolon Corp.	3,425	202
*,^	CrucialTec Co. Ltd.	21,108	200
^	Crown Confectionery Co. Ltd.	6,080	199
*	Taeyoung Engineering & Construction Co. Ltd.	36,177	197
	Cosmax BTI Inc	4,116	196
	POSCO Chemtech Co. Ltd.	19,572	195
*	Woongjin Thinkbig Co. Ltd.	19,431	194
	Humax Co. Ltd.	14,878	194
	Shinyoung Securities Co. Ltd.	4,264	192
	Interpark Holdings Corp.	36,083	192
^	Humedix Co. Ltd.	4,909	190
*,^	COSON Co. Ltd.	13,322	190
	GOLFZON Co. Ltd.	2,849	190
	S&T Dynamics Co. Ltd.	21,412	189
*,^	Korea Line Corp.	10,864	189
	Kolao Holdings	25,107	185
	Sindoh Co. Ltd.	3,962	183
^	KONA I Co. Ltd.	11,398	182
	Kwangju Bank	21,375	181
	Daeduck GDS Co. Ltd.	15,142	180
	Daewoong Co. Ltd.	3,221	180
*,^	ICD Co. Ltd.	12,547	179
*	Hansol Holdings Co. Ltd.	28,037	179
	SL Corp.	13,785	178
^	Lock&Lock Co. Ltd.	15,389	177
*	Green Cross Cell Corp.	5,374	174
^	CJ Freshway Corp.	4,321	172
	E1 Corp.	2,974	172
*,^	WeMade Entertainment Co. Ltd.	7,992	171
*,^	Agabang&Company	22,329	166
*,^	Wonik Holdings Co. Ltd.	23,679	165
	SeAH Steel Corp.	2,547	159
^	Coreana Cosmetics Co. Ltd.	22,740	157
	KISCO Corp.	4,359	155
*	Taewoong Co. Ltd.	8,132	154
*	Lumens Co. Ltd.	37,737	154
	Kyobo Securities Co. Ltd.	16,417	153
*,^	Duk San Neolux Co. Ltd.	5,604	152
	SBS Media Holdings Co. Ltd.	55,748	151
	Hyundai Corp.	7,187	151
	Youlchon Chemical Co. Ltd.	12,047	150
	Samchully Co. Ltd.	1,557	148
^	Namhae Chemical Corp.	18,610	147
*	Eugene Investment & Securities Co. Ltd.	56,837	146
^	Huons Global Co. Ltd.	3,144	145
^	KH Vatec Co. Ltd.	12,932	142

*,^	Neowiz Games Corp.			11,282	142
	Eusu Holdings Co. Ltd.			15,078	141
^	Seoyon E-Hwa Co. Ltd.			12,026	140
^	Samsung Pharmaceutical Co. Ltd.			21,901	136
	Dae Han Flour Mills Co. Ltd.			842	133
	Daishin Securities Co. Ltd. Preference Shares			19,354	133
*,^	3S Korea Co. Ltd.			38,610	132
^	Sung Kwang Bend Co. Ltd.			15,908	131
*	Insun ENT Co. Ltd.			24,551	123
	Sam Young Electronics Co. Ltd.			11,192	122
*,^	KTB Investment & Securities Co. Ltd.			44,088	116
*,^	Hanwha Investment & Securities Co. Ltd.			41,357	116
*	SFA Semicon Co. Ltd.			49,016	116
^	NEPES Corp.			15,206	114
*	Interflex Co. Ltd.			7,133	106
	CJ Hellovision Co. Ltd.			12,830	106
^	GOLFZONYUWONHOLDINGS Co. Ltd.			13,382	101
	INTOPS Co. Ltd.			5,617	100
*,^	Duksan Hi-Metal Co. Ltd.			12,546	97
*	Doosan Engine Co. Ltd.			23,830	96
	TK Corp.			12,269	95
^	Seoyon Co. Ltd.			9,429	93
*	China Ocean Resources Co. Ltd.			72,149	86
*	Dongbu Securities Co. Ltd.			24,758	85
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.			16,410	83
	Hyundai C&F Inc.			5,099	81
	Hitejinro Holdings Co. Ltd.			6,100	75
	MegaStudy Co. Ltd.			2,433	73
	MegaStudyEdu Co. Ltd.			1,495	63
*,^	Iljin Display Co. Ltd.			14,709	60
^	DY Corp.			7,582	43
*	Samsung Pharmaceutical Co. Ltd. Rights Exp. 08/23/2016			5,141	11
	KT Corp. ADR			341	5
					622,476
Total Common Stocks (Cost $6,513,788)					5,491,819
		Coupon
Temporary Cash Investments (2.7%)1
Money Market Fund (2.7%)
3,4	Vanguard Market Liquidity Fund	0.561%		147,940,631	147,941

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.476%	8/17/16	500	500
5,6	Federal Home Loan Bank Discount Notes	0.340%	9/7/16	1,900	1,899
					2,399
Total Temporary Cash Investments (Cost $150,340)					150,340
Total Investments (102.2%) (Cost $6,664,128)					5,642,159
Other Assets and Liabilities-Net (-2.2%)4					(124,120)
Net Assets (100%)					5,518,039

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $120,420,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $6,529,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $139,387,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,400,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

Pacific Stock Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	914	5,489,988	917
Temporary Cash Investments	147,941	2,399	—
Futures Contracts—Assets[1]	284	—	—
Forward Currency Contracts—Assets	—	1,380	—
Forward Currency Contracts—Liabilities	—	(136)	—
Total	149,139	5,493,631	917
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Pacific Stock Index Fund

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	September 2016	101	13,092	575
S&P ASX 200 Index	September 2016	69	7,236	571
KOSPI 200 Index	September 2016	27	3,042	823
				1,969

At July 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	9/13/16	JPY	1,041,257	USD	9,735	487
BNP Paribas	9/13/16	JPY	727,215	USD	6,826	313
BNP Paribas	9/20/16	AUD	9,268	USD	6,799	233
Barclays Bank plc	9/13/16	JPY	554,400	USD	5,455	(12)
Citibank, N.A.	9/20/16	AUD	4,596	USD	3,394	93
JPMorgan Chase Bank, N.A.	9/20/16	AUD	4,054	USD	2,972	104
BNP Paribas	9/13/16	KRW	3,347,325	USD	2,893	94
Barclays Bank plc	9/13/16	USD	4,858	JPY	498,200	(33)
UBS AG	9/13/16	USD	4,455	JPY	448,070	56
JPMorgan Chase Bank, N.A.	9/20/16	USD	3,426	AUD	4,540	(19)
BNP Paribas	9/20/16	USD	3,365	AUD	4,529	(72)
						1,244
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

At July 31, 2016, the counterparties had deposited in segregated accounts securities with a value of $566,000 in connection with open forward currency contracts.

E. At July 31, 2016, the cost of investment securities for tax purposes was $6,675,120,000. Net unrealized depreciation of investment securities for tax purposes was $1,032,961,000, consisting of unrealized gains of $645,331,000 on securities that had risen in value since their purchase and $1,678,292,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)1
Austria (0.5%)
	Erste Group Bank AG	567,473	15,039
	voestalpine AG	224,538	7,918
	OMV AG	283,622	7,576
	ANDRITZ AG	138,781	7,076
	BUWOG AG	174,483	4,232
*	IMMOFINANZ AG	1,602,079	3,488
	Wienerberger AG	223,360	3,446
*	Raiffeisen Bank International AG	235,812	3,111
	CA Immobilien Anlagen AG	134,543	2,528
	Oesterreichische Post AG	70,563	2,462
	Conwert Immobilien Invest SE	135,775	2,234
	Verbund AG	128,983	2,020
	Mayr Melnhof Karton AG	15,062	1,651
	Lenzing AG	14,395	1,509
	Vienna Insurance Group AG Wiener Versicherung Gruppe	72,992	1,447
	UNIQA Insurance Group AG	207,938	1,287
	Schoeller-Bleckmann Oilfield Equipment AG	19,752	1,215
	DO & CO AG	12,709	1,002
^	RHI AG	46,103	957
	Strabag SE	30,345	949
	S IMMO AG	95,043	919
	Telekom Austria AG	147,997	871
	EVN AG	70,287	821
	Zumtobel Group AG	52,185	792
	Palfinger AG	25,978	774
	Semperit AG Holding	21,978	713
	Kapsch TrafficCom AG	12,076	500
*	Flughafen Wien AG	16,312	481
			77,018
Belgium (2.2%)
	Anheuser-Busch InBev SA/NV	1,551,883	200,492
*	KBC Group NV	535,446	27,833
	UCB SA	233,347	18,258
	Solvay SA Class A	137,427	14,266
	Ageas	387,337	13,022
	Groupe Bruxelles Lambert SA	150,562	12,702
	Umicore SA	177,958	10,297
	Proximus SADP	272,916	8,519
	Colruyt SA	121,236	6,763
	Ackermans & van Haaren NV	47,689	5,772
	Ontex Group NV	142,997	5,167
	bpost SA	196,373	5,146
	Cofinimmo SA	39,247	4,904
*	Telenet Group Holding NV	96,896	4,595
	Sofina SA	30,635	4,100
	Bekaert SA	66,164	3,032
	Warehouses De Pauw CVA	27,820	2,869
	Elia System Operator SA/NV	51,050	2,721

	Melexis NV	41,176	2,704
	Euronav NV	266,777	2,299
	Befimmo SA	33,730	2,292
	D'ieteren SA/NV	50,288	2,204
	Gimv NV	37,798	2,054
	Ion Beam Applications	40,039	1,887
*	Tessenderlo Chemie NV (Voting Shares)	48,980	1,666
	Nyrstar (Voting Shares)	179,810	1,638
*	Orange Belgium SA	60,539	1,468
	Econocom Group SA/NV	97,749	1,280
	Cie d'Entreprises CFE	13,531	1,246
*	AGFA-Gevaert NV	337,438	1,216
	Kinepolis Group NV	24,554	1,097
	Barco NV	14,130	1,088
	Van de Velde NV	13,483	983
*	KBC Ancora	30,988	957
	EVS Broadcast Equipment SA	21,921	740
	Wereldhave Belgium NV	4,568	568
			377,845
Denmark (3.1%)
	Novo Nordisk A/S Class B	3,610,143	205,295
	Danske Bank A/S	1,453,207	39,520
	Vestas Wind Systems A/S	431,745	30,184
	Pandora A/S	211,635	27,566
	Novozymes A/S	438,899	21,541
	Carlsberg A/S Class B	210,243	20,880
*	Genmab A/S	107,763	19,538
	AP Moeller - Maersk A/S Class B	13,216	17,954
	DSV A/S	360,127	16,036
	Coloplast A/S Class B	199,527	15,636
	ISS A/S	366,856	14,150
	Chr Hansen Holding A/S	175,578	11,042
	AP Moeller - Maersk A/S Class A	7,759	10,145
	TDC A/S	1,571,206	8,272
*,2	DONG Energy A/S	154,644	6,299
	Jyske Bank A/S	141,265	5,874
	GN Store Nord A/S	277,486	5,241
*	H Lundbeck A/S	116,921	4,753
	William Demant Holding A/S	230,034	4,697
	Tryg A/S	228,503	4,260
^	FLSmidth & Co. A/S	96,282	3,872
	Sydbank A/S	143,348	3,849
	Royal Unibrew A/S	81,830	3,764
	SimCorp A/S	68,010	3,522
*	Topdanmark A/S	137,741	3,415
	Dfds A/S	65,653	3,001
	NKT Holding A/S	48,653	2,512
	Rockwool International A/S Class B	12,370	2,342
*,^	Bavarian Nordic A/S	59,072	2,253
^	Ambu A/S Class B	48,411	2,058
	ALK-Abello A/S	11,042	1,578
	Schouw & Co.	23,238	1,348
	Spar Nord Bank A/S	161,345	1,334
	Matas A/S	71,394	1,260
2	Scandinavian Tobacco Group A/S	67,972	1,201
*,^	Bang & Olufsen A/S	75,061	824
	Alm Brand A/S	120,526	816

	Solar A/S Class B	13,858	709
*,^	D/S Norden A/S	18,961	284
			528,825
Finland (1.8%)
	Nokia Oyj	11,116,839	64,139
	Sampo Oyj Class A	915,912	37,941
	Kone Oyj Class B	737,679	37,378
	UPM-Kymmene Oyj	1,038,270	21,412
	Fortum Oyj	863,977	14,352
	Wartsila OYJ Abp	303,974	13,196
	Elisa Oyj	311,203	11,291
	Stora Enso Oyj	1,123,468	10,206
	Nokian Renkaat Oyj	265,234	9,860
	Neste Oyj	248,878	9,445
	Huhtamaki Oyj	202,410	8,894
	Orion Oyj Class B	195,985	8,029
	Metso Oyj	261,088	7,245
	Amer Sports Oyj	227,562	6,461
	Kesko Oyj Class B	130,106	5,801
	Tieto Oyj	143,393	4,129
	Cargotec Oyj Class B	80,219	3,598
	Valmet Oyj	259,915	3,396
	Konecranes Oyj	112,318	3,386
	Metsa Board Oyj	439,879	2,571
	Sponda Oyj	495,477	2,273
*,^	Outokumpu Oyj	392,742	2,261
	Citycon Oyj	791,623	1,980
	Uponor Oyj	104,176	1,937
	Kemira Oyj	145,389	1,912
*	Outotec Oyj	353,766	1,712
^	Caverion Corp.	256,329	1,691
	YIT Oyj	244,495	1,660
	Sanoma Oyj	145,047	1,164
	Raisio Oyj	233,795	1,077
	Oriola-KD Oyj	225,286	1,058
	Cramo Oyj	44,457	1,050
	Ramirent Oyj	114,494	970
*	Finnair Oyj	148,148	776
^	F-Secure Oyj	144,692	468
*,^	Stockmann OYJ Abp Class B	63,166	422
			305,141
France (13.7%)
	TOTAL SA	4,142,173	199,214
	Sanofi	2,171,082	184,919
	BNP Paribas SA	1,904,033	94,449
	Danone SA	1,106,379	84,853
	LVMH Moet Hennessy Louis Vuitton SE	487,281	83,443
	AXA SA	3,749,939	76,320
	Vinci SA	911,811	69,303
	Schneider Electric SE	1,056,314	68,918
	Airbus Group SE	1,079,593	63,689
	Orange SA	3,718,311	57,065
	Essilor International SA	387,709	49,661
	Societe Generale SA	1,427,130	48,656
	Pernod Ricard SA	412,690	47,155
	Engie SA	2,799,884	46,085

L'Oreal SA	235,722	44,788
Vivendi SA	2,253,327	44,246
L'Oreal SA Loyalty Line	232,325	44,143
Cie de Saint-Gobain	938,562	39,844
Safran SA	576,419	39,183
Air Liquide SA-Prim	337,631	35,995
Cie Generale des Etablissements Michelin	351,681	35,945
Air Liquide SA	328,856	35,060
Capgemini SA	309,145	29,716
Renault SA	334,742	29,268
Publicis Groupe SA	392,855	29,254
Legrand SA	515,075	28,421
Kering	144,611	27,483
Carrefour SA	1,074,361	26,916
* Valeo SA	453,940	23,288
Sodexo SA	177,610	20,804
Dassault Systemes	246,422	20,354
Veolia Environnement SA	909,450	20,156
Hermes International	46,594	20,053
Klepierre	399,936	19,177
Thales SA	203,881	18,569
Christian Dior SE	101,278	18,318
Atos SE	175,981	17,251
Accor SA	404,595	16,938
SES SA Class A	696,050	15,253
Credit Agricole SA	1,550,310	13,733
Technip SA	220,979	12,390
Arkema SA	139,718	11,934
Gecina SA	77,911	11,808
Ingenico Group SA	106,008	11,622
* Peugeot SA	752,291	11,363
Bouygues SA	377,262	11,176
Bureau Veritas SA	499,093	10,847
Eiffage SA	140,216	10,781
Teleperformance	111,086	10,336
Suez	628,722	10,204
Groupe Eurotunnel SE	891,988	9,270
Iliad SA	45,721	8,886
Edenred	390,505	8,859
SCOR SE	302,953	8,850
STMicroelectronics NV	1,202,263	8,791
Rexel SA	586,888	8,728
Zodiac Aerospace	374,878	8,441
Societe BIC SA	52,979	7,830
Natixis SA	1,814,902	7,484
* Ubisoft Entertainment SA	178,376	7,321
* Alstom SA	295,096	7,267
Orpea	81,732	7,223
SEB SA	51,850	6,904
Bollore SA	1,873,955	6,785
Fonciere Des Regions	71,379	6,717
Wendel SA	59,595	6,365
Eutelsat Communications SA	315,747	6,279
Eurofins Scientific SE	16,673	6,255
Aeroports de Paris	56,183	5,976
Casino Guichard Perrachon SA	110,157	5,970
2 Euronext NV	135,987	5,811

	Lagardere SCA	224,460	5,734
	Faurecia	141,662	5,587
	Rubis SCA	68,425	5,522
2	Elior Participations SCA	252,275	5,507
	ICADE	68,835	5,310
	Eurazeo SA	81,020	5,180
	Imerys SA	72,793	5,167
	Electricite de France SA	392,394	5,136
	CNP Assurances	318,862	4,872
	JCDecaux SA	141,161	4,825
	Nexity SA	84,619	4,501
	Technicolor SA	703,157	4,419
	Credit Agricole SA Loyalty Line	497,173	4,404
	Ipsen SA	66,689	4,351
	SFR Group SA	178,136	4,212
^	Remy Cointreau SA	46,061	4,029
	BioMerieux	27,146	3,753
*,2	Amundi SA	82,728	3,619
	Plastic Omnium SA	108,791	3,451
*	Sartorius Stedim Biotech	46,321	3,290
*	Nexans SA	63,947	3,227
	Altran Technologies SA	216,577	3,144
	Alten SA	44,345	3,076
	Elis SA	164,866	2,977
	Sopra Steria Group	23,720	2,786
*,^	DBV Technologies SA	39,985	2,760
	Havas SA	319,992	2,694
	Korian SA	74,960	2,655
	Euler Hermes Group	31,771	2,628
*,^	Vallourec SA	708,720	2,583
	Metropole Television SA	132,697	2,414
*,2	Worldline SA	78,391	2,346
	SPIE SA	116,655	2,218
	IPSOS	63,711	2,098
	Mercialys SA	82,634	1,932
	Television Francaise 1	198,135	1,916
	Vicat SA	30,517	1,823
^	Neopost SA	63,015	1,750
*,^	Air France-KLM	289,223	1,678
*	Virbac SA	8,456	1,666
	Electricite de France SA Loyalty Line	122,442	1,603
	Tarkett SA	47,361	1,526
*,^	Genfit	49,223	1,324
	Faiveley Transport SA	12,631	1,307
*,2	Europcar Groupe SA	140,375	1,161
	Trigano SA	18,899	1,120
*	Groupe Fnac SA	17,465	1,076
^	Gaztransport Et Technigaz SA	36,550	1,046
	FFP	12,238	927
	LISI	33,771	918
	Vilmorin & Cie SA	13,824	916
	Boiron SA	9,631	893
	Rallye SA	50,343	875
	Fonciere de Paris SIIC	5,362	846
^	CGG SA	34,852	833
	Coface SA	160,313	816
	Bonduelle SCA	30,655	792

	Guerbet	11,169	752
*,^	Eramet	20,707	728
*,^	Parrot SA	45,837	713
*	Euro Disney SCA	500,156	704
^	Bourbon Corp.	58,967	697
	Albioma SA	39,283	677
	Assystem	24,260	667
	Beneteau SA	66,325	666
*,^	Etablissements Maurel et Prom	204,463	655
	Derichebourg SA	186,068	606
	Jacquet Metal Service	29,675	456
	Mersen	27,102	446
	Haulotte Group SA	27,288	425
	GL Events	21,932	415
	Manitou BF SA	22,042	358
*	Esso SA Francaise	5,970	259
	Union Financiere de France BQE SA	6,570	168
^	Solocal Group	40,407	154
*	Stallergenes Greer plc	5,371	150
			2,325,274
Germany (13.6%)
	Bayer AG	1,612,005	173,288
	Siemens AG	1,479,241	160,567
	SAP SE	1,739,351	152,235
	BASF SE	1,797,822	141,222
	Allianz SE	885,624	126,897
	Daimler AG	1,860,172	126,463
	Deutsche Telekom AG	6,158,600	104,774
	adidas AG	389,703	64,018
	Fresenius SE & Co. KGaA	763,133	57,005
	Deutsche Post AG	1,849,623	55,200
	Bayerische Motoren Werke AG	632,131	54,467
	Linde AG	360,014	51,740
	Volkswagen AG Preference Shares	357,466	50,293
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	271,897	45,345
	Continental AG	210,049	44,051
	Henkel AG & Co. KGaA Preference Shares	338,054	42,124
	E.ON SE	3,646,491	39,108
	Fresenius Medical Care AG & Co. KGaA	415,404	37,942
	Infineon Technologies AG	2,184,779	36,219
*	Deutsche Bank AG	2,679,802	36,039
	Vonovia SE	905,160	35,887
	Deutsche Boerse AG	363,155	30,491
	Merck KGaA	251,233	27,745
	Henkel AG & Co. KGaA	227,377	24,682
	Deutsche Wohnen AG	653,210	24,456
	HeidelbergCement AG	273,107	23,135
	ProSiebenSat.1 Media SE	415,463	19,031
	thyssenkrupp AG	825,056	18,921
	GEA Group AG	347,687	18,564
	Beiersdorf AG	193,691	18,197
*	RWE AG	951,645	16,927
	Symrise AG	236,831	16,700
	Porsche Automobil Holding SE Preference Shares	297,962	15,582
	Brenntag AG	299,993	14,903
	Commerzbank AG	2,041,181	13,474
	LEG Immobilien AG	123,475	12,397

	Hannover Rueck SE	117,080	11,976
*	QIAGEN NV	442,521	11,617
^	Wirecard AG	222,653	10,360
	METRO AG	320,432	10,309
	MTU Aero Engines AG	99,404	10,158
	United Internet AG	228,227	10,101
	Evonik Industries AG	297,225	9,272
	Volkswagen AG	57,458	8,497
	OSRAM Licht AG	162,770	8,469
	LANXESS AG	177,566	8,390
*,2	Zalando SE	206,543	7,831
	K&S AG	369,001	7,713
	Bayerische Motoren Werke AG Preference Shares	105,922	7,677
	HUGO BOSS AG	124,583	7,393
	MAN SE	68,303	7,162
	KION Group AG	126,686	6,947
	KUKA AG	54,574	6,614
*	STADA Arzneimittel AG	121,125	6,538
	RTL Group SA	75,807	6,463
	Freenet AG	209,792	5,858
2	Covestro AG	124,585	5,824
	Rheinmetall AG	82,319	5,767
	Sartorius AG Preference Shares	72,123	5,767
	Fuchs Petrolub SE Preference Shares	133,302	5,629
	HOCHTIEF AG	40,940	5,369
	Telefonica Deutschland Holding AG	1,312,450	5,359
	Deutsche Lufthansa AG	444,472	5,283
	Gerresheimer AG	60,459	5,191
	TUI AG	383,129	5,021
	Axel Springer SE	89,065	4,881
	Aurubis AG	87,280	4,535
*	Dialog Semiconductor plc	137,294	4,502
	Deutsche EuroShop AG	87,525	4,151
	Software AG	97,989	3,954
	Fraport AG Frankfurt Airport Services Worldwide	71,716	3,922
	Fielmann AG	50,700	3,916
	Rational AG	8,014	3,877
	Suedzucker AG	153,304	3,836
	Aareal Bank AG	114,810	3,772
	TAG Immobilien AG	263,117	3,746
*	Nordex SE	125,721	3,492
*	Wincor Nixdorf AG	62,137	3,445
	Hella KGaA Hueck & Co.	88,139	3,217
	Norma Group SE	60,975	3,171
^	Drillisch AG	79,440	3,156
	alstria office REIT-AG	224,446	3,126
	GRENKE AG	14,780	2,893
	Krones AG	28,346	2,835
	Jungheinrich AG Preference Shares	90,999	2,776
	Wacker Chemie AG	29,338	2,735
	FUCHS PETROLUB SE	67,952	2,614
	Bechtle AG	22,390	2,591
^	Stroeer SE & Co. KGaA	51,337	2,441
	TLG Immobilien AG	108,272	2,424
*	Kloeckner & Co. SE	178,285	2,390
	Leoni AG	64,222	2,376
	Duerr AG	27,454	2,368

	Salzgitter AG	75,645	2,361
	CTS Eventim AG & Co. KGaA	65,252	2,272
*	MorphoSys AG	50,956	2,258
	Talanx AG	73,902	2,223
	Nemetschek SE	33,818	2,129
*	Schaeffler AG Preference Shares	145,228	2,119
	RHOEN-KLINIKUM AG	70,930	2,090
	Pfeiffer Vacuum Technology AG	19,986	2,067
*	Bilfinger SE	64,752	1,971
*	PATRIZIA Immobilien AG	76,317	1,927
2	Deutsche Pfandbriefbank AG	198,003	1,900
	CompuGroup Medical SE	43,155	1,865
2	ADO Properties SA	44,861	1,825
	Indus Holding AG	36,140	1,792
	DMG Mori AG	36,848	1,759
*	zooplus AG	11,881	1,717
*,^	SGL Carbon SE	118,262	1,442
	Takkt AG	58,115	1,396
	Sixt SE Preference Shares	33,358	1,371
	KWS Saat SE	4,273	1,364
^	Puma SE	5,319	1,326
	Sixt SE	24,432	1,307
	Jenoptik AG	71,951	1,234
*	Heidelberger Druckmaschinen AG	423,612	1,219
	XING AG	5,969	1,193
	Carl Zeiss Meditec AG	31,195	1,165
^	ElringKlinger AG	57,726	1,053
	BRAAS Monier Building Group SA	43,321	1,049
*	Vossloh AG	16,920	1,045
*,^	AIXTRON SE	164,428	1,032
^	SMA Solar Technology AG	19,929	1,004
	Bertrandt AG	9,141	1,000
^	BayWa AG	27,933	884
	Draegerwerk AG & Co. KGaA Preference Shares	13,216	875
	Wacker Neuson SE	46,673	834
	Deutz AG	176,692	815
	DIC Asset AG	79,629	776
	Deutsche Beteiligungs AG	23,791	754
	Hamburger Hafen und Logistik AG	45,549	728
	Gerry Weber International AG	59,700	727
	RWE AG Preference Shares	48,857	634
*,2	Hapag-Lloyd AG	32,765	612
	comdirect bank AG	57,063	592
*	H&R AG	34,938	586
	Biotest AG Preference Shares	33,969	518
	Hornbach Baumarkt AG	17,728	504
	Draegerwerk AG & Co. KGaA	7,550	431
	Bauer AG	21,791	301
	CropEnergies AG	46,603	269
	Biotest AG	13,549	251
			2,304,352
Ireland (0.5%)
	Kerry Group plc Class A	283,577	24,264
*	Bank of Ireland	53,252,995	11,011
	Smurfit Kappa Group plc	465,204	10,924
	Ryanair Holdings plc ADR	136,727	9,676
	Kingspan Group plc	343,405	7,878

	Glanbia plc	340,950	6,566
	C&C Group plc	633,255	2,552
	Green REIT plc	1,257,057	2,063
	Hibernia REIT plc	1,331,849	2,026
	Irish Continental Group plc	311,980	1,646
	Origin Enterprises plc	242,564	1,465
*	Permanent TSB Group Holdings plc	263,610	629
*,^	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			80,700
Italy (3.5%)
	Eni SPA	4,801,844	73,661
	Enel SPA	14,825,076	68,234
	Intesa Sanpaolo SPA (Registered)	23,457,067	51,762
	Assicurazioni Generali SPA	2,457,829	32,378
	Snam SPA	4,761,369	27,562
	UniCredit SPA	9,840,837	24,142
	Atlantia SPA	926,104	23,168
	Luxottica Group SPA	347,046	16,871
*	Telecom Italia SPA (Registered)	17,991,506	15,374
	Terna Rete Elettrica Nazionale SPA	2,785,097	15,171
	CNH Industrial NV	1,784,777	12,746
	Tenaris SA	922,033	12,362
	Ferrari NV	256,064	11,592
	Fiat Chrysler Automobiles NV	1,696,668	10,945
	Prysmian SPA	405,600	9,498
*	Leonardo-Finmeccanica SPA	736,652	8,415
	Telecom Italia SPA (Bearer)	11,690,195	8,150
	EXOR SPA	196,949	7,685
	Mediobanca SPA	1,072,496	7,519
	Recordati SPA	197,633	6,414
2	Poste Italiane SPA	911,581	6,352
	Davide Campari-Milano SPA	555,871	5,744
	Unione di Banche Italiane SPA	1,665,203	5,116
*	Saipem SPA	11,273,800	4,940
^	Banco Popolare SC	1,608,545	4,537
*	Italcementi SPA	374,392	4,433
	Moncler SPA	252,449	4,430
	Mediaset SPA	1,445,086	4,379
	A2A SPA	2,999,234	4,261
^	Banca Popolare di Milano Scarl	8,437,220	4,101
	Banca Popolare dell'Emilia Romagna SC	939,585	3,866
	Intesa Sanpaolo SPA	1,734,460	3,623
	Banca Mediolanum SPA	491,599	3,607
	Hera SPA	1,268,660	3,597
	UnipolSai SPA	2,037,932	3,419
	Brembo SPA	57,300	3,351
*	Yoox Net-A-Porter Group SPA	114,243	3,202
	FinecoBank Banca Fineco SPA	535,269	3,185
	Cerved Information Solutions SPA	378,344	3,175
	Azimut Holding SPA	186,743	2,941
	DiaSorin SPA	46,674	2,939
	De' Longhi SPA	112,006	2,800
	Unipol Gruppo Finanziario SPA	986,457	2,739
	Buzzi Unicem SPA	136,066	2,731
	Interpump Group SPA	160,607	2,602
	Banca Popolare di Sondrio SCARL	913,960	2,473
2	Infrastrutture Wireless Italiane SPA	481,238	2,408

	Societa Cattolica di Assicurazioni SCRL	328,622	2,317
	Banca Generali SPA	107,336	2,222
^	Salvatore Ferragamo SPA	93,100	2,195
2	Anima Holding SPA	414,097	2,079
	Autogrill SPA	237,374	2,067
	Ansaldo STS SPA	172,127	2,017
*	Ei Towers SPA	34,448	1,858
^	Parmalat SPA	623,374	1,640
^	Industria Macchine Automatiche SPA	27,477	1,622
	Iren SPA	974,473	1,602
*,^	Banca Monte dei Paschi di Siena SPA	4,529,293	1,567
^	Tod's SPA	26,589	1,561
	Amplifon SPA	145,784	1,455
2	OVS SPA	236,661	1,392
	ACEA SPA	99,659	1,387
	Beni Stabili SpA SIIQ	2,091,961	1,370
	MARR SPA	62,055	1,305
^	Saras SPA	683,727	1,179
	Reply SPA	7,931	1,135
	Salini Impregilo SPA	368,409	1,116
	Societa Iniziative Autostradali e Servizi SPA	120,249	1,094
	ERG SPA	91,774	1,065
	Danieli & C Officine Meccaniche SPA	68,163	1,010
	Buzzi Unicem SPA	91,052	1,000
	Brunello Cucinelli SPA	53,504	999
	Credito Valtellinese SC	2,198,794	976
^	Credito Emiliano SPA	145,842	926
2	RAI Way SPA	198,696	926
	Banca IFIS SPA	39,807	910
	Italmobiliare SPA	25,952	886
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	915,021	835
	Datalogic SPA	43,905	792
	ASTM SPA	70,029	782
	CIR-Compagnie Industriali Riunite SPA	656,805	754
^	Piaggio & C SPA	342,710	629
	Immobiliare Grande Distribuzione SIIQ SPA	702,597	613
	Italmobiliare SPA	13,124	567
	Cementir Holding SPA	129,334	564
	Geox SPA	180,095	518
*,^	Banca Carige SPA	1,345,213	505
*	Safilo Group SPA	62,173	494
*,^	Fincantieri SPA	1,100,295	480
	Danieli & C Officine Meccaniche SPA	23,099	456
^	Astaldi SPA	102,858	450
^	Esprinet SPA	65,299	408
	Zignago Vetro SPA	57,600	361
*	Gruppo Editoriale L'Espresso SPA	386,076	330
*	Arnoldo Mondadori Editore SPA	285,378	321
	Cofide SPA	734,900	314
*,^	Juventus Football Club SPA	936,139	305
	DeA Capital SPA	216,354	249
*,^	TREVI - Finanziaria Industriale SPA	188,600	248
^	Falck Renewables SPA	259,966	217
			598,670
Netherlands (4.8%)
	Unilever NV	3,029,257	140,404
*	ING Groep NV	7,528,994	84,175

	ASML Holding NV	624,528	68,574
*	Koninklijke Ahold Delhaize NV	2,459,184	58,711
	Unibail-Rodamco SE	191,388	52,732
	Koninklijke Philips NV	1,775,947	47,235
	Heineken NV	421,500	39,779
	RELX NV	1,807,230	32,565
	Akzo Nobel NV	480,529	31,063
	Wolters Kluwer NV	565,993	23,813
*	ArcelorMittal	3,567,792	23,112
	Koninklijke DSM NV	339,323	21,718
	Koninklijke KPN NV	6,054,473	19,914
	NN Group NV	648,933	17,504
	Heineken Holding NV	190,651	15,974
	Aegon NV	3,701,903	14,989
*	Altice NV Class A	727,837	10,805
	Gemalto NV	157,299	10,366
	Randstad Holding NV	214,230	9,216
2	ABN AMRO Group NV	418,198	7,777
	Koninklijke Vopak NV	130,590	6,714
	Aalberts Industries NV	186,196	6,182
	Boskalis Westminster	155,521	5,716
	SBM Offshore NV	358,155	4,802
	IMCD Group NV	102,864	4,363
	Eurocommercial Properties NV	92,267	4,087
*	Galapagos NV	71,768	3,926
	Wereldhave NV	78,253	3,789
	APERAM SA	89,704	3,756
	ASM International NV	94,588	3,687
*	Altice NV Class B	230,042	3,404
*	PostNL NV	868,665	3,336
	Delta Lloyd NV	878,848	3,136
	TKH Group NV	83,210	3,036
2	GrandVision NV	103,316	2,811
	Corbion NV	111,030	2,672
*	OCI NV	162,714	2,485
*	Fugro NV	117,271	2,084
2	Flow Traders	58,211	2,063
*	TomTom NV	235,447	2,011
	Arcadis NV	131,468	1,759
	Koninklijke BAM Groep NV	432,432	1,698
2	Refresco Group NV	102,384	1,599
	Vastned Retail NV	37,177	1,560
	NSI NV	277,202	1,225
	Accell Group	43,307	1,124
	Wessanen	84,319	1,028
	Brunel International NV	45,844	940
^	BinckBank NV	115,735	646
			816,065
Norway (1.1%)
	Statoil ASA	1,865,010	29,649
	DNB ASA	2,081,557	22,987
	Telenor ASA	1,346,575	22,544
	Orkla ASA	1,520,949	14,149
	Marine Harvest ASA	725,465	12,373
	Norsk Hydro ASA	2,625,264	11,257
	Yara International ASA	341,930	11,147
*,^	Subsea 7 SA	524,148	5,665

	Gjensidige Forsikring ASA	333,500	5,635
	Schibsted ASA Class B	169,780	5,009
	Schibsted ASA Class A	157,833	4,976
*	Storebrand ASA	870,725	3,308
	TGS Nopec Geophysical Co. ASA	195,457	3,275
	Salmar ASA	103,209	3,219
	Tomra Systems ASA	277,113	3,035
*	Det Norske Oljeselskap ASA	210,975	2,696
	Bakkafrost P/F	64,344	2,507
2	XXL ASA	194,282	2,361
	Leroy Seafood Group ASA	44,052	2,118
*,^	Seadrill Ltd.	696,008	2,107
	Atea ASA	186,413	1,950
^	Veidekke ASA	141,408	1,797
	Kongsberg Gruppen ASA	99,321	1,485
	SpareBank 1 SMN	246,604	1,379
*	Opera Software ASA	218,784	1,375
*,^	Nordic Semiconductor ASA	299,702	1,352
2	Entra ASA	124,678	1,325
	Aker ASA	43,640	1,312
*,2	Aker Solutions ASA	279,273	1,179
	Austevoll Seafood ASA	132,481	1,168
*,^	DNO ASA	1,119,327	1,159
	SpareBank 1 SR-Bank ASA	237,781	1,105
*,^	REC Silicon ASA	4,666,953	893
^	Hoegh LNG Holdings Ltd.	81,958	857
*,^	Petroleum Geo-Services ASA	425,203	855
^	Ocean Yield ASA	93,009	765
*,^	Norwegian Air Shuttle ASA	21,073	757
^	Norwegian Property ASA	573,149	679
	Stolt-Nielsen Ltd.	43,089	542
2	BW LPG Ltd.	119,894	428
	Wilh Wilhelmsen ASA	153,272	363
*,^	Akastor ASA	339,876	337
*	Treasure ASA	153,272	298
^	Prosafe SE	366,266	31
			193,408
Portugal (0.3%)
	EDP - Energias de Portugal SA	3,740,674	12,831
	Galp Energia SGPS SA	929,225	12,729
	Jeronimo Martins SGPS SA	479,880	8,037
	EDP Renovaveis SA	385,033	3,116
	NOS SGPS SA	438,500	2,934
	CTT-Correios de Portugal SA	285,644	2,394
*,^	Banco Comercial Portugues SA	80,255,324	1,814
	REN - Redes Energeticas Nacionais SGPS SA	533,947	1,624
	Navigator Co. SA	478,424	1,518
	Sonae SGPS SA	1,695,168	1,320
*	Banco BPI SA	653,652	816
	Semapa-Sociedade de Investimento e Gestao	56,293	706
	Altri SGPS SA	166,733	646
^	Mota-Engil SGPS SA	156,825	301
	Sonaecom SGPS SA	78,110	201
*	Banco Espirito Santo SA	8,371,877	15
			51,002

Spain (4.6%)
	Banco Santander SA	28,020,620	118,956
	Telefonica SA	8,330,427	81,595
	Banco Bilbao Vizcaya Argentaria SA	12,534,204	73,174
	Iberdrola SA	10,526,759	72,329
	Industria de Diseno Textil SA	2,062,664	71,335
	Amadeus IT Holding SA	808,736	37,971
*	Repsol SA	2,128,368	26,959
*	Red Electrica Corp. SA	839,464	19,228
*	Ferrovial SA	927,813	19,204
2	Aena SA	125,333	18,078
^	Abertis Infraestructuras SA	1,138,348	17,908
	Grifols SA	645,891	14,159
	Enagas SA	443,015	13,506
	Endesa SA	622,476	13,077
	CaixaBank SA	5,090,398	12,782
*,^	Banco de Sabadell SA	9,333,403	12,763
	Gas Natural SDG SA	595,407	12,316
	Bankinter SA	1,367,336	9,538
*	ACS Actividades de Construccion y Servicios SA	329,177	9,439
	Gamesa Corp. Tecnologica SA	438,620	9,307
	Grifols SA Preference Shares	501,025	8,443
*	Banco Popular Espanol SA	5,997,341	8,400
	Distribuidora Internacional de Alimentacion SA	1,180,569	7,363
	Merlin Properties Socimi SA	628,384	7,199
	Bankia SA	8,959,594	6,876
	Mapfre SA	2,034,185	4,978
	Viscofan SA	89,821	4,805
2	Cellnex Telecom SAU	265,245	4,695
^	Bolsas y Mercados Espanoles SHMSF SA	147,798	4,441
	Mediaset Espana Comunicacion SA	356,265	4,095
	Ebro Foods SA	168,899	3,852
	Acciona SA	50,717	3,744
*,^	Acerinox SA	275,196	3,680
*	Inmobiliaria Colonial SA	454,706	3,598
	Zardoya Otis SA	364,229	3,575
	Melia Hotels International SA	234,356	2,781
	Prosegur Cia de Seguridad SA	406,738	2,765
*	Indra Sistemas SA	225,647	2,736
	Applus Services SA	238,129	2,532
	Grupo Catalana Occidente SA	88,893	2,497
	Hispania Activos Inmobiliarios SOCIMI SA	176,613	2,364
^	Vidrala SA	32,072	1,983
^	Faes Farma SA	487,409	1,924
^	Tecnicas Reunidas SA	61,349	1,903
	Almirall SA	118,212	1,899
*	NH Hotel Group SA	412,454	1,877
*,2	Euskaltel SA	204,036	1,831
	Cia de Distribucion Integral Logista Holdings SA	70,498	1,702
	CIE Automotive SA	82,350	1,599
	Axiare Patrimonio SOCIMI SA	114,206	1,558
	Corp Financiera Alba SA	33,531	1,427
	Construcciones y Auxiliar de Ferrocarriles SA	3,593	1,309
	Atresmedia Corp. de Medios de Comunicacion SA	102,245	1,071
^	Obrascon Huarte Lain SA	275,796	1,026
^	Sacyr SA	549,180	967
*,^	Pharma Mar SA	361,220	929

*,^	Promotora de Informaciones SA	111,929	663
	Papeles y Cartones de Europa SA	111,937	651
	Ence Energia y Celulosa SA	193,757	490
*	Fomento de Construcciones y Contratas SA	50,932	419
*	Liberbank SA	476,716	364
*,^	Deoleo SA	858,086	192
			784,827
Sweden (4.8%)
	Hennes & Mauritz AB Class B	1,846,816	55,770
	Nordea Bank AB	6,188,605	55,138
	Telefonaktiebolaget LM Ericsson Class B	5,805,222	43,292
	Swedbank AB Class A	2,049,008	43,018
	Assa Abloy AB Class B	1,825,852	40,056
	Svenska Cellulosa AB SCA Class B	1,162,135	34,549
	Atlas Copco AB Class A	1,202,885	33,767
	Svenska Handelsbanken AB Class A	2,798,872	33,651
	Volvo AB Class B	3,003,743	32,007
	Investor AB Class B	881,236	30,351
	Skandinaviska Enskilda Banken AB Class A	2,826,737	24,785
	Telia Co. AB	5,065,733	23,116
	Sandvik AB	2,097,099	22,470
	Hexagon AB Class B	498,559	19,666
	Atlas Copco AB Class B	764,852	19,558
	Skanska AB Class B	699,685	14,874
	Swedish Match AB	364,804	13,308
	Boliden AB	532,456	11,719
	Electrolux AB Class B	431,813	11,699
	SKF AB	734,066	11,630
*	Kinnevik AB	391,921	9,995
	Meda AB Class A	529,396	9,874
	Securitas AB Class B	591,121	9,726
	Alfa Laval AB	608,278	9,587
	Trelleborg AB Class B	472,092	8,605
	Castellum AB	537,349	8,127
	Getinge AB	361,300	7,323
	Industrivarden AB Class A	378,099	6,920
^	ICA Gruppen AB	188,459	6,306
	Husqvarna AB	721,970	6,197
^	Fingerprint Cards AB Class B	517,225	6,038
*	Lundin Petroleum AB	342,304	5,675
	Industrivarden AB	325,195	5,471
^	Elekta AB Class B	682,719	5,433
	BillerudKorsnas AB	302,436	5,257
	Tele2 AB	608,875	5,144
*	Fastighets AB Balder Class B	173,278	4,736
	Fabege AB	253,871	4,533
	Hexpol AB	472,877	4,207
	Loomis AB Class B	142,125	4,100
	NCC AB Class B	163,056	3,932
*	Swedish Orphan Biovitrum AB	300,699	3,840
	Indutrade AB	177,041	3,744
*	Nibe Industrier AB Class B	435,411	3,740
	AAK AB	49,959	3,694
	Axfood AB	204,592	3,677
	Hufvudstaden AB Class A	218,568	3,650
	Wallenstam AB	376,795	3,287
2	Thule Group AB	203,243	3,261

	Holmen AB	95,464	3,233
*	NetEnt AB	363,294	3,075
	Wihlborgs Fastigheter AB	131,229	2,910
	L E Lundbergforetagen AB Class B	48,243	2,903
	Saab AB Class B	81,710	2,806
	Lifco AB Class B	91,652	2,780
	Modern Times Group MTG AB Class B	106,622	2,780
*,^	SSAB AB Class B	1,106,081	2,737
	Kungsleden AB	361,731	2,695
	Peab AB	315,099	2,532
*,2	Attendo AB	251,006	2,486
	JM AB	95,374	2,473
^	Sweco AB Class B	129,348	2,371
^	Investment AB Latour Class B	60,119	2,335
	Intrum Justitia AB	69,193	2,221
	Com Hem Holding AB	259,129	2,213
*	Betsson AB	231,421	2,171
*,2	Dometic Group AB	304,205	2,134
	Bilia AB	81,475	2,089
	Avanza Bank Holding AB	55,496	1,985
	Ratos AB	390,301	1,973
	Hemfosa Fastigheter AB	182,977	1,962
*	Bonava AB B ORD	162,936	1,898
	AF AB	102,765	1,868
	Pandox AB	106,105	1,812
	Atrium Ljungberg AB	91,763	1,548
	Nobia AB	147,467	1,385
*,^	SSAB AB Class A	404,691	1,273
	Melker Schorling AB	18,905	1,202
	Lindab International AB	121,366	1,132
2	Bravida Holding AB	162,656	1,078
	Bure Equity AB	103,285	1,059
	Haldex AB	86,082	1,059
	Klovern AB	756,427	968
	SAS AB Preference Shares	14,600	947
	Klovern AB Preference Shares	25,796	926
	Rezidor Hotel Group AB	216,609	901
*	Investment AB Oresund	57,651	895
	Concentric AB	70,189	857
	Clas Ohlson AB	51,004	851
^	Mekonomen AB	35,017	810
	Svenska Handelsbanken AB Class B	63,390	786
	SkiStar AB	44,852	707
*,^	Collector AB	46,339	636
*,^	SAS AB	315,682	620
	SKF AB Class A	37,098	592
^	Nordnet AB	170,717	567
	Sagax AB Preference Shares	135,275	544
^	Fastighets AB Balder Preference Shares	10,918	430
	Hemfosa Fastigheter AB Preference Shares	21,058	401
	Ratos AB Preference Shares	1,612	359
	NCC AB Class A	8,944	215
*	Bonava AB A ORD	9,328	107
	Axis Communications AB	418	17
			823,817
Switzerland (13.7%)
	Nestle SA	6,003,611	481,085

Novartis AG	4,601,594	381,671
Roche Holding AG	1,397,145	356,646
UBS Group AG	7,042,570	96,815
ABB Ltd.	3,786,322	80,429
Syngenta AG	178,638	70,256
Zurich Insurance Group AG	290,192	69,673
Cie Financiere Richemont SA	994,825	60,477
Swiss Re AG	656,434	55,027
Credit Suisse Group AG	3,807,411	43,784
Givaudan SA	18,031	37,031
Actelion Ltd.	187,628	33,235
Geberit AG	71,733	27,664
LafargeHolcim Ltd.	526,776	25,049
SGS SA	9,896	21,892
Swisscom AG	44,288	21,787
LafargeHolcim Ltd.	415,132	19,817
Sika AG	4,151	19,446
Lonza Group AG	101,664	19,145
Julius Baer Group Ltd.	422,701	17,332
Adecco Group AG	313,405	17,202
Partners Group Holding AG	35,640	16,301
Chocoladefabriken Lindt & Spruengli AG	220	15,543
^ Swatch Group AG (Bearer)	59,042	15,460
Schindler Holding AG	78,102	14,975
Swiss Life Holding AG	62,385	14,231
Sonova Holding AG	101,073	13,837
Kuehne & Nagel International AG	96,473	13,532
Galenica AG	10,094	13,010
Swiss Prime Site AG	122,660	11,265
* Dufry AG	93,236	10,729
Chocoladefabriken Lindt & Spruengli AG	1,814	10,666
Baloise Holding AG	90,470	10,183
Clariant AG	532,712	9,266
PSP Swiss Property AG	79,534	8,019
Schindler Holding AG (Registered)	40,134	7,750
EMS-Chemie Holding AG	14,134	7,734
Straumann Holding AG	18,976	7,245
Temenos Group AG	113,093	6,993
Georg Fischer AG	8,058	6,568
Roche Holding AG (Bearer)	23,879	6,147
Aryzta AG	162,516	6,106
Helvetia Holding AG	11,742	5,897
Logitech International SA	279,124	5,572
* Flughafen Zuerich AG	29,535	5,537
BB Biotech AG	110,339	5,525
Barry Callebaut AG	3,741	4,889
Swatch Group AG (Registered)	94,704	4,835
dorma&kaba Holding AG	5,702	4,163
2 Sunrise Communications Group AG	64,316	4,156
Pargesa Holding SA	55,047	3,833
Cembra Money Bank AG	52,924	3,800
Banque Cantonale Vaudoise	5,279	3,573
ams AG	106,825	3,542
^ Panalpina Welttransport Holding AG	26,070	3,529
DKSH Holding AG	49,829	3,520
Tecan Group AG	21,476	3,451
GAM Holding AG	301,219	3,308

	OC Oerlikon Corp. AG	329,451	3,083
	Belimo Holding AG	964	3,056
	Bucher Industries AG	11,942	2,966
	Forbo Holding AG	2,239	2,864
	Valiant Holding AG	29,993	2,860
	U-Blox AG	11,045	2,795
	Mobimo Holding AG	11,303	2,721
	Emmi AG	4,190	2,700
	Allreal Holding AG	18,215	2,691
	Sulzer AG	23,919	2,429
	Autoneum Holding AG	8,372	2,357
	SFS Group AG	30,740	2,346
	Gategroup Holding AG	40,367	2,153
	Burckhardt Compression Holding AG	5,981	1,791
	St. Galler Kantonalbank AG	4,232	1,740
	Implenia AG	25,301	1,721
	Rieter Holding AG	8,027	1,691
	Huber & Suhner AG	27,875	1,622
	Schweiter Technologies AG	1,575	1,592
	Valora Holding AG	5,084	1,469
	Kudelski SA	66,099	1,408
*	COSMO Pharmaceuticals NV	8,512	1,371
	VZ Holding AG	4,575	1,366
*	AFG Arbonia-Forster Holding AG	81,869	1,292
	Daetwyler Holding AG	9,173	1,230
	Vontobel Holding AG	25,649	1,183
	Ypsomed Holding AG	5,806	1,152
	Conzzeta AG	1,615	1,070
	Ascom Holding AG	61,914	1,057
^	Leonteq AG	15,115	980
	BKW AG	19,771	908
	Siegfried Holding AG	4,261	896
*	Bell AG	2,212	872
*	Schmolz & Bickenbach AG	1,129,434	757
*	Basilea Pharmaceutica AG	10,193	742
	Vetropack Holding AG	443	696
	APG SGA SA	1,624	690
	EFG International AG	138,136	658
*,^	Meyer Burger Technology AG	157,406	657
	Gategroup Holding AG	8,594	445
*	Zehnder Group AG	10,559	409
	Swissquote Group Holding SA	16,345	405
	Plazza AG	1,622	391
	Bachem Holding AG	4,344	353
*	Alpiq Holding AG	4,359	329
*	Orascom Development Holding AG	23,200	172
			2,318,289
United Kingdom (30.8%)
	HSBC Holdings plc	38,606,242	253,052
	British American Tobacco plc	3,631,642	231,789
	GlaxoSmithKline plc	9,467,599	211,440
	BP plc	35,994,110	203,642
	Royal Dutch Shell plc Class B	7,292,304	193,966
	Royal Dutch Shell plc Class A (London Shares)	6,828,916	176,324
	AstraZeneca plc	2,459,660	164,670
	Vodafone Group plc	51,732,264	157,157
	Diageo plc	4,901,785	140,469

Reckitt Benckiser Group plc	1,224,905	118,767
Shire plc	1,707,633	110,317
Unilever plc	2,348,847	109,886
SABMiller plc	1,862,388	108,820
National Grid plc	7,343,474	105,297
Imperial Brands plc	1,875,055	98,810
BT Group plc	16,276,693	88,927
Prudential plc	4,971,775	87,645
Lloyds Banking Group plc	124,553,411	87,605
Rio Tinto plc	2,353,393	76,373
Barclays plc	32,569,632	66,408
ARM Holdings plc	2,741,497	61,030
Compass Group plc	3,206,535	60,917
WPP plc	2,524,392	56,641
Glencore plc	22,715,662	56,065
BHP Billiton plc	4,106,574	51,778
BAE Systems plc	6,178,161	43,621
Standard Chartered plc	5,226,566	41,792
Aviva plc	7,880,868	40,583
RELX NV	2,134,131	40,525
SSE plc	1,964,095	39,426
Experian plc	1,868,845	36,556
Royal Dutch Shell plc Class A	1,372,674	35,757
CRH plc	1,135,535	34,651
Centrica plc	10,573,927	33,726
Rolls-Royce Holdings plc	3,215,939	33,650
* Tesco plc	15,809,314	32,596
Legal & General Group plc	11,568,615	31,471
Smith & Nephew plc	1,742,009	28,654
Anglo American plc	2,539,276	27,811
Wolseley plc	491,754	27,419
Old Mutual plc	9,530,542	26,521
Sky plc	2,047,012	24,929
Associated British Foods plc	677,655	24,123
London Stock Exchange Group plc	608,862	22,405
Land Securities Group plc	1,534,596	22,216
Randgold Resources Ltd.	180,917	21,290
Bunzl plc	644,881	20,177
Sage Group plc	2,093,073	19,736
Kingfisher plc	4,426,770	19,658
ITV plc	7,308,248	18,950
Pearson plc	1,596,929	18,658
Next plc	280,545	18,652
* Paddy Power Betfair plc	159,091	18,486
Whitbread plc	354,877	18,122
United Utilities Group plc	1,325,670	17,834
British Land Co. plc	1,991,484	17,674
Carnival plc	354,255	17,040
Capita plc	1,282,902	16,290
Johnson Matthey plc	375,831	16,287
* Royal Bank of Scotland Group plc	6,370,415	16,214
Ashtead Group plc	982,703	15,554
DCC plc	172,029	15,352
* InterContinental Hotels Group plc	382,544	15,294
3i Group plc	1,872,133	15,291
Standard Life plc	3,801,569	15,220
Intertek Group plc	314,271	15,078

	Burberry Group plc	860,032	15,006
	Severn Trent plc	456,723	14,799
	CRH plc	476,919	14,505
	Mondi plc	711,056	14,390
	Marks & Spencer Group plc	3,152,720	13,330
	Persimmon plc	594,434	13,272
	RSA Insurance Group plc	1,974,376	12,983
	Taylor Wimpey plc	6,325,942	12,945
	Smiths Group plc	764,895	12,786
	GKN plc	3,332,756	12,756
	St. James's Place plc	1,011,768	12,383
	Direct Line Insurance Group plc	2,672,441	12,366
	Royal Mail plc	1,773,400	11,958
	Informa plc	1,261,587	11,919
	Hammerson plc	1,525,914	11,264
	Barratt Developments plc	1,934,456	11,202
*	Croda International plc	254,312	11,183
	Micro Focus International plc	435,238	11,156
	Admiral Group plc	388,589	11,122
	Mediclinic International plc	756,567	10,741
	International Consolidated Airlines Group SA (London Shares)	1,971,938	10,589
	Wm Morrison Supermarkets plc	4,182,094	10,277
	Provident Financial plc	284,137	10,190
*,2	Worldpay Group plc	2,626,739	10,189
	Halma plc	734,272	10,185
	Rentokil Initial plc	3,579,237	10,176
	Travis Perkins plc	486,658	10,042
	Pennon Group plc	803,684	9,592
	Hikma Pharmaceuticals plc	270,826	9,430
	DS Smith plc	1,817,344	9,425
	Rightmove plc	175,409	9,404
2	Auto Trader Group plc	1,894,168	9,296
	Inmarsat plc	873,529	9,032
	Berkeley Group Holdings plc	253,024	8,975
	Dixons Carphone plc	1,939,365	8,968
	Meggitt plc	1,507,948	8,734
2	Merlin Entertainments plc	1,376,721	8,613
	Tate & Lyle plc	899,722	8,610
	Segro plc	1,456,556	8,535
	Fresnillo plc	326,058	8,344
	IG Group Holdings plc	706,850	8,280
	J Sainsbury plc	2,755,882	8,178
	Aberdeen Asset Management plc	1,920,109	8,087
	Weir Group plc	412,959	8,001
	Aggreko plc	466,487	7,942
	Coca-Cola HBC AG	377,098	7,796
	Hiscox Ltd.	551,244	7,725
	Schroders plc	221,352	7,672
	Cobham plc	3,332,932	7,556
	IMI plc	531,188	7,537
	Spirax-Sarco Engineering plc	142,565	7,511
	Polymetal International plc	508,832	7,495
	G4S plc	3,017,024	7,434
	Inchcape plc	831,288	7,412
	Booker Group plc	3,202,510	7,373
	Derwent London plc	194,108	7,300
	Hargreaves Lansdown plc	424,412	7,294

^	Intu Properties plc	1,828,566	7,251
	William Hill plc	1,674,354	7,083
	RPC Group plc	618,543	7,058
	TUI AG	537,865	7,002
	Howden Joinery Group plc	1,185,348	6,778
*	UBM plc	756,320	6,713
	Shaftesbury plc	541,661	6,690
	Bellway plc	237,294	6,578
*	BTG plc	742,870	6,559
	Greene King plc	600,593	6,453
	BBA Aviation plc	2,028,907	6,388
*	Just Eat plc	890,460	6,321
	Babcock International Group plc	489,166	6,274
	Henderson Group plc	2,051,111	6,267
	John Wood Group plc	712,372	6,232
	ICAP plc	1,047,780	6,154
	Great Portland Estates plc	670,278	6,060
	Investec plc	988,965	5,887
*,^	CYBG plc	1,696,900	5,852
	easyJet plc	418,019	5,750
	Spectris plc	229,016	5,686
	Berendsen plc	335,816	5,671
	Capital & Counties Properties plc	1,414,208	5,439
*	Beazley plc	1,029,285	5,392
	Phoenix Group Holdings	479,099	5,082
	Petrofac Ltd.	513,250	5,075
	Regus plc	1,215,491	4,912
	Indivior plc	1,239,421	4,862
	Daily Mail & General Trust plc	509,446	4,835
	Close Brothers Group plc	288,728	4,816
	Intermediate Capital Group plc	635,520	4,815
	Rotork plc	1,666,320	4,792
	GVC Holdings plc	560,927	4,683
	Playtech plc	402,381	4,634
*	Tullow Oil plc	1,750,398	4,610
	Man Group plc	2,963,994	4,547
	Jupiter Fund Management plc	811,308	4,538
	Antofagasta plc	682,589	4,518
	Centamin plc	2,053,550	4,516
	Amec Foster Wheeler plc	754,790	4,467
	Hays plc	2,814,317	4,427
	WH Smith plc	211,252	4,277
	Moneysupermarket.com Group plc	1,052,019	4,156
*	Domino's Pizza Group plc	786,810	4,132
	Britvic plc	479,563	3,970
*	Balfour Beatty plc	1,327,218	3,893
	SSP Group plc	903,705	3,831
	AA plc	1,168,196	3,825
	UNITE Group plc	435,891	3,653
	HomeServe plc	490,126	3,627
	UDG Healthcare plc	470,310	3,620
	National Express Group plc	806,869	3,604
	WS Atkins plc	192,445	3,562
	Ladbrokes plc	1,936,437	3,554
	Greencore Group plc	813,406	3,525
	Drax Group plc	774,421	3,503
	Dignity plc	96,601	3,452

	QinetiQ Group plc	1,133,303	3,365
*	Serco Group plc	2,102,765	3,331
	Home Retail Group plc	1,603,089	3,270
	Ashmore Group plc	738,264	3,253
	Electrocomponents plc	829,188	3,216
	Essentra plc	498,338	3,198
	AVEVA Group plc	126,826	3,177
	Dechra Pharmaceuticals plc	180,256	3,174
	Grafton Group plc	425,421	3,142
	Lancashire Holdings Ltd.	392,636	3,125
	Victrex plc	159,175	3,109
	Ultra Electronics Holdings plc	136,261	3,084
*	Firstgroup plc	2,324,127	3,081
^	TalkTalk Telecom Group plc	996,412	3,020
^	Carillion plc	849,755	3,003
	Kennedy Wilson Europe Real Estate plc	227,029	2,987
	Cineworld Group plc	372,050	2,891
*,^	Ocado Group plc	812,306	2,868
	Tritax Big Box REIT plc	1,572,721	2,837
	Bodycote plc	366,064	2,832
	Genus plc	116,784	2,814
	Bovis Homes Group plc	255,318	2,765
*	Vectura Group plc	1,394,802	2,752
*	Cairn Energy plc	1,133,164	2,684
	Greggs plc	194,765	2,664
	Elementis plc	907,921	2,655
	PZ Cussons plc	590,001	2,653
	Vesuvius plc	545,023	2,650
	Crest Nicholson Holdings plc	465,387	2,633
	Pagegroup plc	585,150	2,619
	Synthomer plc	538,110	2,604
	Big Yellow Group plc	273,944	2,568
	Melrose Industries plc	275,870	2,498
	Assura plc	3,202,256	2,491
	Renishaw plc	72,226	2,489
	JD Sports Fashion plc	149,544	2,487
	Kier Group plc	172,808	2,454
	Fidessa Group plc	75,661	2,443
*	Thomas Cook Group plc	2,828,810	2,433
	Diploma plc	212,729	2,398
2	Spire Healthcare Group plc	558,245	2,388
	LondonMetric Property plc	1,106,407	2,368
	Pets at Home Group plc	732,787	2,361
	Grainger plc	813,384	2,338
	BGEO Group plc	64,129	2,321
	Mitie Group plc	698,420	2,302
	Savills plc	245,835	2,274
	Dunelm Group plc	197,847	2,223
	Senior plc	819,097	2,220
*	Evraz plc	978,185	2,216
	Stagecoach Group plc	817,745	2,193
	Entertainment One Ltd.	834,894	2,181
*	SVG Capital plc	296,657	2,165
	Workspace Group plc	231,194	2,158
	Marston's plc	1,128,168	2,121
	SuperGroup plc	100,539	2,113
2	John Laing Group plc	708,542	2,108

	Galliford Try plc	162,375	2,108
	Morgan Advanced Materials plc	582,500	2,107
	Dairy Crest Group plc	263,444	2,103
	Hansteen Holdings plc	1,471,718	2,082
	Laird plc	529,926	2,056
	Tullett Prebon plc	465,960	2,053
	Acacia Mining plc	274,430	2,030
	Paragon Group of Cos. plc	561,384	2,026
	Go-Ahead Group plc	82,460	1,991
	Safestore Holdings plc	399,703	1,959
	Redrow plc	431,092	1,928
*	Sports Direct International plc	502,991	1,926
	Keller Group plc	141,576	1,907
	Premier Farnell plc	738,511	1,901
	Card Factory plc	462,424	1,870
	Restaurant Group plc	397,960	1,865
	Halfords Group plc	399,187	1,858
	Debenhams plc	2,458,640	1,825
	Brewin Dolphin Holdings plc	539,471	1,805
*,2	Wizz Air Holdings plc	87,999	1,804
	NMC Health plc	123,197	1,804
2	Zoopla Property Group plc	451,139	1,754
	J D Wetherspoon plc	153,052	1,724
	Lonmin plc	547,275	1,723
	esure Group plc	478,621	1,655
	Telecom Plus plc	119,028	1,640
*	Hochschild Mining plc	460,110	1,635
	Ted Baker plc	52,007	1,620
	De La Rue plc	193,503	1,614
	Virgin Money Holdings UK plc	459,442	1,602
	SIG plc	1,119,445	1,562
	F&C Commercial Property Trust Ltd.	949,332	1,557
	International Personal Finance plc	436,829	1,550
	Mitchells & Butlers plc	464,015	1,545
	Petra Diamonds Ltd.	974,851	1,543
2	Sophos Group plc	465,144	1,530
	Hunting plc	269,870	1,461
	Stobart Group Ltd.	632,378	1,431
	Computacenter plc	132,248	1,430
	KCOM Group plc	969,165	1,410
	Spirent Communications plc	1,161,389	1,388
	UK Commercial Property Trust Ltd.	1,321,373	1,373
	Redefine International PLC	2,360,331	1,352
	JRP Group plc	958,661	1,344
	Northgate plc	265,167	1,340
*,^	Allied Minds plc	271,598	1,337
	St. Modwen Properties plc	351,413	1,311
*,^	Imagination Technologies Group plc	479,411	1,290
2	McCarthy & Stone plc	566,800	1,280
	Vedanta Resources plc	160,984	1,224
*	Ophir Energy plc	1,354,661	1,217
2	Hastings Group Holdings Ltd.	479,495	1,206
	Devro plc	321,227	1,202
	Polypipe Group plc	370,379	1,168
*	Enterprise Inns plc	996,849	1,166
	Shanks Group plc	819,164	1,141
	Interserve plc	283,805	1,108

	Xaar plc			164,911	1,084
	RPS Group plc			428,972	1,070
	ITE Group plc			491,448	1,059
	Poundland Group plc			344,291	1,034
	Countrywide plc			307,219	1,009
*	KAZ Minerals plc			482,621	1,004
	Chesnara plc			235,007	974
	Picton Property Income Ltd.			1,046,947	951
	Chemring Group plc			519,882	943
	Oxford Instruments plc			94,722	897
	Soco International plc			448,274	896
*	Premier Foods plc			1,308,344	873
*	Premier Oil plc			1,018,175	862
	Lookers plc			610,474	860
	888 Holdings plc			282,069	841
	Fenner plc			387,246	826
	Daejan Holdings plc			10,793	803
*,2	CMC Markets plc			205,904	757
	Foxtons Group plc			516,735	752
	Schroder REIT Ltd.			1,032,451	751
*	Nostrum Oil & Gas plc			175,768	694
2	Ibstock plc			343,561	691
*,^	AO World plc			352,668	685
	N Brown Group plc			292,146	672
	Helical plc			176,594	663
*	Aldermore Group plc			347,006	637
	Cape plc			240,015	591
*,2	Shawbrook Group plc			233,435	581
	Speedy Hire plc			1,065,086	486
	OneSavings Bank plc			169,176	459
*	Lamprell plc			478,670	442
*	Mothercare plc			226,010	410
*	Genel Energy plc			283,548	366
					5,226,031
Total Common Stocks (Cost $22,153,570)					16,811,264
		Coupon
Temporary Cash Investments (1.4%)1
Money Market Fund (1.3%)
3,4	Vanguard Market Liquidity Fund	0.561%		215,576,000	215,576

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan Bank Discount Notes	0.476%	8/12/16	5,000	5,000
5,7	Federal Home Loan Bank Discount Notes	0.476%	8/17/16	5,000	4,999
5,7	Federal Home Loan Bank Discount Notes	0.511%	9/2/16	5,000	4,999
5,7	Federal Home Loan Bank Discount Notes	0.420%	9/9/16	2,000	1,999
5,6,7Federal Home Loan Bank Discount Notes		0.371%	9/13/16	5,000	4,998
6	United States Treasury Bill	0.391%-0.428%	8/4/16	1,600	1,600
					23,595
Total Temporary Cash Investments (Cost $239,168)					239,171
Total Investments (100.4%) (Cost $22,392,738)					17,050,435
Other Assets and Liabilities-Net (-0.4%)4					(74,889)
Net Assets (100%)					16,975,546

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $137,292,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $156,552,000, representing 0.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $144,360,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $5,039,000 have been segregated as collateral for open forward currency contracts.
7 Securities with a value of $13,797,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

European Stock Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,676	16,801,588	—
Temporary Cash Investments	215,576	23,595	—
Futures Contracts—Assets[1]	500	—	—
Forward Currency Contracts—Assets	—	360	—
Forward Currency Contracts—Liabilities	—	(3,887)	—
Total	225,752	16,821,656	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

European Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2016	3,084	102,875	6,205
FTSE 100 Index	September 2016	578	51,236	5,315
				11,520

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2016 the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/21/16	EUR	79,246	USD	89,109	(313)
Deutsche Bank AG	9/21/16	GBP	35,009	USD	49,384	(3,008)
Barclays Bank plc	9/21/16	EUR	38,115	USD	42,366	342
Goldman Sachs International	9/21/16	GBP	4,492	USD	6,035	(85)
BNP Paribas	9/21/16	GBP	3,729	USD	4,981	(42)
Barclays Bank plc	9/21/16	USD	20,765	EUR	18,792	(291)
Citibank, N.A.	9/21/16	USD	16,244	EUR	14,589	(103)
Barclays Bank plc	9/21/16	USD	8,053	GBP	6,066	18
Goldman Sachs International	9/21/16	USD	5,083	GBP	3,871	(45)
						(3,527)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

E. At July 31, 2016, the cost of investment securities for tax purposes was $22,402,362,000. Net unrealized depreciation of investment securities for tax purposes was $5,351,927,000, consisting of

European Stock Index Fund

unrealized gains of $914,411,000 on securities that had risen in value since their purchase and $6,266,338,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (98.6%)1
Brazil (8.6%)
	Ambev SA	49,564,255	287,382
	Itau Unibanco Holding SA Preference Shares	25,255,624	263,196
	Banco Bradesco SA Preference Shares	25,425,095	222,383
*	Petroleo Brasileiro SA	48,210,897	208,313
	BRF SA	12,385,464	207,418
	Itau Unibanco Holding SA ADR	17,277,458	180,549
	Cielo SA	15,823,625	179,348
*	Petroleo Brasileiro SA Preference Shares	47,865,186	175,228
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	26,253,608	154,571
	Itausa - Investimentos Itau SA Preference Shares	58,111,446	149,831
	Banco Bradesco SA ADR	15,788,425	137,359
	Ultrapar Participacoes SA	5,844,813	133,466
	Ambev SA ADR	20,206,068	116,791
	Kroton Educacional SA	23,125,036	102,987
	Banco Bradesco SA	9,864,131	88,864
	Telefonica Brasil SA Preference Shares	5,718,356	86,823
	Banco do Brasil SA	12,989,778	84,331
	BB Seguridade Participacoes SA	9,069,738	84,309
	Lojas Renner SA	9,812,312	82,496
	Vale SA Preference Shares	17,164,586	79,460
	Raia Drogasil SA	3,794,527	77,566
	CCR SA	13,198,443	76,242
	Vale SA	12,445,212	71,008
	Lojas Americanas SA Preference Shares	9,564,173	56,487
^	Vale SA Class B ADR (XNYS)	9,418,992	54,159
	Equatorial Energia SA	3,082,813	52,797
	Hypermarcas SA	5,884,259	49,816
	CETIP SA - Mercados Organizados	3,495,140	46,643
*	Petroleo Brasileiro SA ADR (XNYS) Preference Shares	6,361,541	46,376
*,^ Petroleo Brasileiro SA ADR (XNYS)		5,321,530	46,191
	Klabin SA	8,365,345	43,834
*	Engie Brasil Energia SA	3,347,265	43,575
	Vale SA Class B ADR (XNYS) Preference Shares	9,274,708	42,756
	WEG SA	8,438,728	39,742
*	BR Malls Participacoes SA	8,784,587	38,093
	JBS SA	10,524,040	35,379
	CPFL Energia SA	4,653,214	32,778
	Embraer SA	7,046,682	32,230
	Localiza Rent a Car SA	2,245,613	27,911
	Natura Cosmeticos SA	2,676,592	27,489
	M Dias Branco SA	733,926	26,596
*	Centrais Eletricas Brasileiras SA	4,888,052	26,578
	Itau Unibanco Holding SA	2,875,232	26,018
	Cia de Saneamento Basico do Estado de Sao Paulo	2,684,786	25,503
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,666,345	25,170
	Multiplan Empreendimentos Imobiliarios SA	1,259,259	24,533
	Cia Energetica de Minas Gerais Preference Shares	8,572,689	24,033
	Qualicorp SA	3,566,164	23,647
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	22,687

	TOTVS SA	2,210,169	22,426
	EDP - Energias do Brasil SA	4,947,139	21,940
	Estacio Participacoes SA	4,025,720	21,914
	BTG Pactual Group	4,004,354	21,007
	Gerdau SA Preference Shares	8,777,162	20,979
	Sul America SA	3,936,556	20,931
	Fibria Celulose SA	3,322,710	20,280
	TIM Participacoes SA	7,477,042	19,163
*	Centrais Eletricas Brasileiras SA Preference Shares	2,741,951	18,841
	Cosan SA Industria e Comercio	1,770,587	18,594
*,^ Cia Siderurgica Nacional SA ADR		5,274,430	17,880
*	Cia Siderurgica Nacional SA	5,027,948	17,166
	Embraer SA ADR	907,889	16,587
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,632,998	16,018
	Duratex SA	4,761,429	14,553
^	Banco Santander Brasil SA ADR	2,315,461	14,472
	TIM Participacoes SA ADR	1,081,939	13,946
	Bradespar SA Preference Shares	4,165,963	13,876
	Suzano Papel e Celulose SA Preference Shares Class A	4,468,196	13,670
	Porto Seguro SA	1,545,351	13,393
	Cia Energetica de Sao Paulo Preference Shares	2,965,225	12,730
	AES Tiete Energia SA	2,397,640	12,719
	Cia Paranaense de Energia ADR	1,280,406	12,676
*	Rumo Logistica Operadora Multimodal SA	6,672,671	12,595
	Transmissora Alianca de Energia Eletrica SA	1,544,336	12,336
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	572,967	12,193
	Cia Brasileira de Distribuicao ADR	723,635	10,905
	Multiplus SA	814,061	10,738
	Gerdau SA ADR	4,383,601	10,345
	Lojas Americanas SA	2,570,042	10,336
	Smiles SA	642,964	10,304
	Cia Hering	1,674,198	9,552
	MRV Engenharia e Participacoes SA	2,089,200	8,731
	Odontoprev SA	2,126,145	8,525
*	EcoRodovias Infraestrutura e Logistica SA	3,328,296	8,427
	Braskem SA Preference Shares	1,397,378	7,990
	Cia de Saneamento de Minas Gerais-COPASA	774,517	7,883
	Cia Energetica de Minas Gerais ADR	2,769,498	7,672
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,116,400	7,036
*	B2W Cia Digital	1,734,991	6,956
	Fleury SA	709,300	6,830
	Sao Martinho SA	403,560	6,609
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,696,888	6,589
	Linx SA	1,135,394	6,461
	BRF SA ADR	362,119	6,040
	Iguatemi Empresa de Shopping Centers SA	634,122	5,973
*	Minerva SA	1,983,714	5,873
	Braskem SA ADR	477,807	5,495
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	596,816	5,404
	Alupar Investimento SA (BVMF) (Active Shares)	1,012,432	5,243
	Metalurgica Gerdau SA Preference Shares Class A	6,192,191	5,195
	Telefonica Brasil SA ADR	337,476	5,109
	Alpargatas SA Preference Shares	1,405,980	4,987
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	274,643	4,659
	Iochpe Maxion SA	853,217	4,552
*	Marcopolo SA Preference Shares	4,763,798	4,525

Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	1,111,350	4,308
Via Varejo SA	2,012,400	4,158
* Centrais Eletricas Brasileiras SA ADR	604,566	4,153
* Usinas Siderurgicas de Minas Gerais SA	1,516,186	3,928
BR Properties SA	1,399,139	3,892
Gafisa SA	5,111,211	3,484
Guararapes Confeccoes SA	162,220	3,444
Arezzo Industria e Comercio SA	397,417	3,432
CVC Brasil Operadora e Agencia de Viagens SA	503,300	3,353
Light SA	736,689	3,306
Aliansce Shopping Centers SA	719,177	3,214
Even Construtora e Incorporadora SA	2,021,000	2,880
Cia Energetica de Minas Gerais	920,845	2,627
Cia Paranaense de Energia Preference Shares	263,705	2,615
* Marfrig Global Foods SA	1,452,211	2,544
Tupy SA	560,264	2,540
* Eneva SA	648,400	2,380
Cia Paranaense de Energia	356,287	2,341
Mahle-Metal Leve SA	259,873	2,140
* Randon Participacoes SA Preference Shares	1,157,317	1,681
Sonae Sierra Brasil SA	250,510	1,561
Ez Tec Empreendimentos e Participacoes SA	278,009	1,526
GAEC Educacao SA	319,726	1,501
JSL SA	479,600	1,457
* Gol Linhas Aereas Inteligentes SA Preference Shares	913,400	1,445
CPFL Energia SA ADR	100,482	1,412
Grendene SA	262,185	1,390
QGEP Participacoes SA	709,525	1,337
2 Ser Educacional SA	244,700	1,180
SLC Agricola SA	249,815	1,156
* Magnesita Refratarios SA	224,860	1,134
Direcional Engenharia SA	521,370	1,029
* Marisa Lojas SA	373,200	955
* Restoque Comercio e Confeccoes de Roupas SA	617,504	773
Cia Energetica do Ceara Preference Shares	50,700	766
Santos Brasil Participacoes SA	170,335	738
* Alupar Investimento SA (BVMF)	124,091	641
Banco Santander Brasil SA	98,800	621
Paranapanema SA	860,162	578
* Mills Estruturas e Servicos de Engenharia SA	307,741	541
* PDG Realty SA Empreendimentos e Participacoes	100,700	110
* Cia de Gas de Sao Paulo-Receipt Line	678	11
* Cia de Gas de Sao Paulo - COMGAS	178	3
Itausa - Investimentos Itau SA	126	—
* Oi SA ADR	1	—
		4,923,056
Chile (1.4%)
SACI Falabella	7,419,440	54,435
Cencosud SA	18,785,459	53,460
Empresas COPEC SA	5,855,360	52,838
* Latam Airlines Group SA (XSGO)	5,600,844	48,885
Banco de Chile	414,597,223	45,947
Empresas CMPC SA	17,754,096	37,222
Banco de Credito e Inversiones	785,398	34,904
Aguas Andinas SA Class A	50,040,029	30,250
Enersis Americas SA	166,324,784	29,025
Colbun SA	118,053,369	28,983

	Banco Santander Chile	550,204,304	28,265
	Cia Cervecerias Unidas SA	2,412,582	27,624
	Empresa Nacional de Electricidad SA	28,174,325	25,690
	Enersis Americas SA ADR	2,755,673	23,919
*	Empresa Nacional de Telecomunicaciones SA	2,405,169	23,678
	Banco Santander Chile ADR	1,115,190	22,940
*	Itau CorpBanca	2,635,427,670	22,890
	Empresa Nacional de Electricidad SA ADR	827,627	22,594
	AES Gener SA	41,548,085	20,093
	Enersis Chile SA	169,759,790	19,752
	Sociedad Quimica y Minera de Chile SA ADR	779,827	19,324
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	16,502
	Embotelladora Andina SA Preference Shares	3,899,519	15,225
	Enersis Chile SA ADR	2,644,273	15,178
	Endesa Americas SA	28,772,426	13,431
	Endesa Americas SA ADR	802,238	11,239
	Parque Arauco SA	4,131,171	9,096
	Vina Concha y Toro SA	4,295,805	7,412
	SONDA SA	3,227,538	5,929
	Ripley Corp. SA	9,172,417	5,799
	Inversiones Aguas Metropolitanas SA	3,060,287	5,236
	Engie Energia Chile SA	2,387,965	4,437
*	Cia Sud Americana de Vapores SA	151,658,783	2,766
	CAP SA	550,083	2,399
	Forus SA	370,640	1,330
	Inversiones La Construccion SA	91,510	1,048
			789,745
China (27.2%)
	Tencent Holdings Ltd.	79,696,560	1,924,921
	China Mobile Ltd.	78,806,067	975,897
	China Construction Bank Corp.	1,362,070,913	916,047
	Industrial & Commercial Bank of China Ltd.	1,127,463,003	643,207
	Bank of China Ltd.	1,173,139,177	484,332
	Ping An Insurance Group Co. of China Ltd.	80,976,976	380,031
	CNOOC Ltd.	238,557,252	287,517
	China Petroleum & Chemical Corp.	394,637,372	283,023
	China Life Insurance Co. Ltd. (XHKG)	115,076,470	261,026
	PetroChina Co. Ltd.	317,529,479	217,662
	China Overseas Land & Investment Ltd.	58,340,276	192,439
	Agricultural Bank of China Ltd.	436,014,065	160,608
	China Merchants Bank Co. Ltd.	72,479,405	155,422
	China Pacific Insurance Group Co. Ltd.	42,553,194	151,222
	CITIC Ltd.	87,321,674	132,507
	China Telecom Corp. Ltd.	242,267,683	119,734
	China Minsheng Banking Corp. Ltd.	108,901,741	113,859
	China Shenhua Energy Co. Ltd.	54,318,425	104,291
	China Resources Land Ltd.	41,606,771	103,781
	PICC Property & Casualty Co. Ltd.	64,604,295	100,664
	Hengan International Group Co. Ltd.	11,187,900	94,173
	China Unicom Hong Kong Ltd.	87,210,248	92,906
	Haitong Securities Co. Ltd.	56,333,064	91,965
	Bank of Communications Co. Ltd.	133,051,345	90,061
	CITIC Securities Co. Ltd.	37,444,700	79,997
	Sinopharm Group Co. Ltd.	16,334,700	79,353
	China Communications Construction Co. Ltd.	70,629,504	77,397
	China CITIC Bank Corp. Ltd.	119,727,719	75,891
*,^ BYD Co. Ltd.		11,442,781	72,875

	Guangdong Investment Ltd.	43,592,080	66,990
2	Dalian Wanda Commercial Properties Co. Ltd.	10,277,834	65,300
	Lenovo Group Ltd.	96,876,109	62,781
	CRRC Corp. Ltd.	67,200,277	61,831
	CSPC Pharmaceutical Group Ltd.	65,149,757	56,412
	Dongfeng Motor Group Co. Ltd.	45,506,744	56,350
	ENN Energy Holdings Ltd.	11,464,400	54,751
	China Merchants Holdings International Co. Ltd.	18,283,610	53,776
	Belle International Holdings Ltd.	80,318,500	53,243
	Great Wall Motor Co. Ltd.	49,573,500	51,686
2	China Galaxy Securities Co. Ltd.	58,315,370	50,605
	Geely Automobile Holdings Ltd.	73,692,300	48,605
^	China Resources Beer Holdings Co. Ltd.	24,990,479	48,458
	Anhui Conch Cement Co. Ltd.	18,332,152	48,233
	China Cinda Asset Management Co. Ltd.	146,028,000	47,590
	New China Life Insurance Co. Ltd.	13,369,619	47,564
*	China Railway Group Ltd.	62,732,408	47,457
	Brilliance China Automotive Holdings Ltd.	42,594,700	47,423
	China Resources Power Holdings Co. Ltd.	29,597,048	47,301
	Country Garden Holdings Co. Ltd.	115,335,728	47,056
2	CGN Power Co. Ltd.	157,066,878	46,524
	Beijing Enterprises Holdings Ltd.	8,201,000	46,363
	Shenzhou International Group Holdings Ltd.	8,719,065	46,027
	Guangzhou Automobile Group Co. Ltd.	35,642,584	45,850
	Fosun International Ltd.	34,521,767	45,296
*	China Taiping Insurance Holdings Co. Ltd.	22,943,620	45,142
	China Everbright International Ltd.	41,634,000	45,089
	Sino Biopharmaceutical Ltd.	65,617,559	43,960
	Zhuzhou CRRC Times Electric Co. Ltd.	7,869,500	43,540
*,^ Alibaba Pictures Group Ltd.		197,210,000	42,314
*,^ China Evergrande Group		66,663,785	42,116
	China Longyuan Power Group Corp. Ltd.	52,137,800	41,971
	China Vanke Co. Ltd.	18,165,241	41,189
	China Gas Holdings Ltd.	25,218,900	39,922
2	People's Insurance Co. Group of China Ltd.	100,505,000	38,829
2	Huatai Securities Co. Ltd.	18,626,623	38,164
	China Railway Construction Corp. Ltd.	31,314,265	37,753
^	Beijing Enterprises Water Group Ltd.	61,792,000	37,609
	China Conch Venture Holdings Ltd.	19,378,633	37,150
	China State Construction International Holdings Ltd.	25,954,872	34,784
	Huaneng Power International Inc.	56,314,978	34,693
*	GF Securities Co. Ltd. Class A	14,085,555	34,494
^	Kunlun Energy Co. Ltd.	44,089,230	33,530
	Far East Horizon Ltd.	42,450,010	33,477
	Zijin Mining Group Co. Ltd.	90,711,680	33,163
	Haier Electronics Group Co. Ltd.	19,323,000	32,460
	Longfor Properties Co. Ltd.	23,396,580	32,044
	China Resources Gas Group Ltd.	10,684,100	31,396
	TravelSky Technology Ltd.	16,135,000	30,967
	ANTA Sports Products Ltd.	13,783,000	30,804
^	China Huishan Dairy Holdings Co. Ltd.	76,049,365	29,913
	China Medical System Holdings Ltd.	19,897,711	29,312
	Sunny Optical Technology Group Co. Ltd.	7,146,000	28,528
*	Alibaba Health Information Technology Ltd.	40,560,000	28,251
	Beijing Capital International Airport Co. Ltd.	24,415,081	28,219
	Sinopec Shanghai Petrochemical Co. Ltd.	55,924,788	27,371
	Jiangsu Expressway Co. Ltd.	19,166,139	27,116

	COSCO Pacific Ltd.	26,155,788	27,013
	Shimao Property Holdings Ltd.	20,082,457	26,297
	AviChina Industry & Technology Co. Ltd.	35,583,000	26,168
	China Everbright Ltd.	13,632,010	26,112
	Shanghai Pharmaceuticals Holding Co. Ltd.	10,938,553	26,012
	Shenzhen International Holdings Ltd.	17,691,500	25,778
^	GCL-Poly Energy Holdings Ltd.	182,460,800	25,096
	Zhejiang Expressway Co. Ltd.	23,518,704	24,357
	Guangzhou R&F Properties Co. Ltd.	15,946,500	24,200
	Fullshare Holdings Ltd.	55,260,000	23,969
	Kingboard Chemical Holdings Ltd.	11,044,671	23,864
	Chongqing Rural Commercial Bank Co. Ltd.	45,111,461	23,740
^	China Oilfield Services Ltd.	29,967,800	23,714
	Chongqing Changan Automobile Co. Ltd. Class B	14,142,062	23,488
2	Shengjing Bank Co. Ltd.	21,152,654	23,349
	China Everbright Bank Co. Ltd.	53,078,472	23,133
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,393,342	22,704
	Sino-Ocean Group Holding Ltd.	53,266,302	22,571
	GOME Electrical Appliances Holding Ltd.	183,069,805	22,252
	China Communications Services Corp. Ltd.	40,759,973	22,168
	Jiangxi Copper Co. Ltd.	18,919,898	21,745
	China National Building Material Co. Ltd.	47,122,960	21,734
^	Kingsoft Corp. Ltd.	12,622,000	21,543
	Air China Ltd.	28,188,748	21,522
	Huaneng Renewables Corp. Ltd.	64,346,000	20,657
	Nine Dragons Paper Holdings Ltd.	25,047,000	19,968
*,^ Aluminum Corp. of China Ltd.		60,463,220	19,557
*,^ China Coal Energy Co. Ltd.		36,925,800	19,542
	Shenzhen Investment Ltd.	47,199,015	19,269
*,^ Shanghai Electric Group Co. Ltd.		46,159,756	19,235
	China Southern Airlines Co. Ltd.	28,986,000	19,113
^	Yanzhou Coal Mining Co. Ltd.	30,877,320	19,063
	Sunac China Holdings Ltd.	28,946,406	18,222
2	BAIC Motor Corp. Ltd.	19,915,200	18,114
	China Power International Development Ltd.	44,070,469	17,995
	Shanghai Industrial Holdings Ltd.	7,542,445	17,690
	Skyworth Digital Holdings Ltd.	23,316,000	17,463
	Weichai Power Co. Ltd.	14,385,640	17,299
	Kweichow Moutai Co. Ltd. Class A (XSSC)	366,102	17,243
	Lee & Man Paper Manufacturing Ltd.	22,249,000	17,205
	China Jinmao Holdings Group Ltd.	61,310,094	17,124
^	Zhaojin Mining Industry Co. Ltd.	14,038,500	16,236
	Shandong Weigao Group Medical Polymer Co. Ltd.	28,953,800	16,189
2	Sinopec Engineering Group Co. Ltd.	18,216,772	15,935
*	Huatai Securities Co. Ltd. Class A (XSSC)	5,547,754	15,760
	Haitian International Holdings Ltd.	9,332,000	15,667
*,^ China COSCO Holdings Co. Ltd.		43,008,000	15,056
	ZTE Corp.	11,117,192	14,993
^	China Molybdenum Co. Ltd.	64,031,000	14,583
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	5,927,000	14,574
	Metallurgical Corp. of China Ltd.	47,542,937	14,522
	Kweichow Moutai Co. Ltd. Class A (XSHG)	302,648	14,254
	Agile Group Holdings Ltd.	24,454,887	14,036
	Midea Group Co. Ltd. Class A	3,296,675	13,989
	Yuexiu Property Co. Ltd.	107,265,732	13,859
*,^ Luye Pharma Group Ltd.		21,189,500	13,765
	Tsingtao Brewery Co. Ltd.	3,876,000	13,693

*,^ China Eastern Airlines Corp. Ltd.		24,392,000	13,682
	Sinotrans Ltd.	29,417,000	13,499
*,^ China Shipping Container Lines Co. Ltd.		62,944,618	13,213
	BBMG Corp.	35,304,000	12,962
^	Huishang Bank Corp. Ltd.	26,960,380	12,736
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,353,698	12,692
	SOHO China Ltd.	27,117,506	12,539
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,002,032	12,365
	KWG Property Holding Ltd.	19,606,500	12,164
	Huadian Power International Corp. Ltd.	25,068,000	11,886
*,^ Li Ning Co. Ltd.		22,538,291	11,802
*	China Agri-Industries Holdings Ltd.	33,727,961	11,768
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,050,130	11,671
	China Resources Cement Holdings Ltd.	31,956,686	11,630
*,^ CAR Inc.		11,211,532	11,491
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	11,368
	Datang International Power Generation Co. Ltd.	43,660,568	11,344
^	China Shipping Development Co. Ltd.	19,976,021	11,331
*,^ China Traditional Chinese Medicine Holdings Co. Ltd.		27,539,013	11,267
	Lao Feng Xiang Co. Ltd. Class B	3,104,906	11,161
^	China Hongqiao Group Ltd.	16,615,756	11,116
	Kingboard Laminates Holdings Ltd.	17,353,500	11,068
	Shenzhen Expressway Co. Ltd.	11,718,000	11,065

*,^,2 China Huarong Asset Management Co. Ltd.		27,596,000	10,974
	Dazhong Transportation Group Co. Ltd. Class B	14,421,708	10,966
	CSG Holding Co. Ltd. Class B	13,280,792	10,909
	Qingdao Haier Co. Ltd. Class A (XSSC)	6,433,725	10,595
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,721,849	10,587
^	China Zhongwang Holdings Ltd.	23,444,086	10,487
	GF Securities Co. Ltd.	4,757,800	10,453
^	Beijing Jingneng Clean Energy Co. Ltd.	33,910,000	10,256
^	Golden Eagle Retail Group Ltd.	8,983,000	10,089
^	Intime Retail Group Co. Ltd.	12,682,500	10,010
	China High Speed Transmission Equipment Group Co. Ltd.	12,821,000	9,950
^	Xinjiang Goldwind Science & Technology Co. Ltd.	7,242,600	9,850
	Hopson Development Holdings Ltd.	10,684,000	9,778
	Huadian Fuxin Energy Corp. Ltd.	41,527,852	9,662
	Agricultural Bank of China Ltd. Class A (XSHG)	20,559,300	9,616
	China Dongxiang Group Co. Ltd.	47,442,000	9,365
2	Legend Holdings Corp.	3,908,000	9,320
	Guangshen Railway Co. Ltd.	18,932,000	9,280
*,^ Greentown China Holdings Ltd.		12,371,500	8,998
^	China International Marine Containers Group Co. Ltd.	7,709,498	8,908
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	10,365,595	8,898
	Anhui Gujing Distillery Co. Ltd. Class B	2,189,234	8,759
	Wuliangye Yibin Co. Ltd. Class A	1,602,898	8,724
	SAIC Motor Corp. Ltd. Class A (XSSC)	2,481,479	8,673
*,2 Tianhe Chemicals Group Ltd.		57,304,542	8,642
^	Phoenix Healthcare Group Co. Ltd.	5,815,500	8,614
^,2 China Railway Signal & Communication Corp. Ltd.		12,768,400	8,526
*,^ Angang Steel Co. Ltd.		16,952,374	8,312
*	Xinhua Winshare Publishing and Media Co. Ltd.	7,778,000	8,296
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	8,178
	China National Accord Medicines Corp. Ltd. Class B	1,334,493	8,138
	Shanghai Pudong Development Bank Co. Ltd. Class A	3,426,289	8,096
*,^ Poly Property Group Co. Ltd.		29,672,900	8,017

	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	7,858
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,087,508	7,853
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	5,660,888	7,806
*,^ Biostime International Holdings Ltd.		2,398,500	7,786
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	7,748
	Greatview Aseptic Packaging Co. Ltd.	14,815,000	7,696
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,703,579	7,419
^	China South City Holdings Ltd.	35,830,000	7,365
	China Merchants Bank Co. Ltd. Class A (XSSC)	2,827,339	7,301
	Industrial Bank Co. Ltd. Class A	3,135,301	7,294
*,^ Kingdee International Software Group Co. Ltd.		22,960,000	7,281
	BOE Technology Group Co. Ltd. Class B	27,911,422	7,278
	China Everbright Bank Co. Ltd. Class A (XSSC)	12,569,703	7,263
	Tong Ren Tang Technologies Co. Ltd.	4,585,000	7,248
*,^ Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.		2,917,000	7,241
	Guangdong Electric Power Development Co. Ltd. Class B	15,675,144	7,161
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	7,109
*,2 3SBio Inc.		7,062,500	7,097
	Guotai Junan Securities Co. Ltd. Class A	2,647,600	7,054
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	20,223,579	6,877
^	Digital China Holdings Ltd.	8,689,000	6,771
^,2 Red Star Macalline Group Corp. Ltd.		6,558,959	6,752
	Anhui Expressway Co. Ltd.	8,520,000	6,611
*,^ Renhe Commercial Holdings Co. Ltd.		259,230,999	6,599
	China BlueChemical Ltd.	32,537,405	6,521
^	China Reinsurance Group Corp.	27,814,000	6,504
	China Lesso Group Holdings Ltd.	11,391,000	6,463
	Shanghai Haixin Group Co. Class B	8,159,819	6,435
	Henan Shuanghui Investment & Development Co. Ltd. Class A	1,737,330	6,419
	SAIC Motor Corp. Ltd. Class A (XSHG)	1,835,265	6,414
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	6,403
	Bank of Beijing Co. Ltd. Class A (XSSC)	5,025,945	6,353
^	NetDragon Websoft Holdings Ltd.	1,948,000	6,347
^	Sinopec Kantons Holdings Ltd.	12,177,000	6,345
^	Zhongsheng Group Holdings Ltd.	10,239,000	6,323
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	6,314
^	Dalian Port PDA Co. Ltd.	29,914,000	6,302
*,^ Maanshan Iron & Steel Co. Ltd.		27,358,000	6,122
	Huaxia Bank Co. Ltd. Class A (XSSC)	4,090,414	6,104
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,018,000	6,075
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	5,949
	Bank of Ningbo Co. Ltd. Class A	2,550,800	5,919
	Wuxi Little Swan Co. Ltd. Class A	1,061,281	5,881
*	Shandong Airlines Co. Ltd. Class B	2,474,917	5,745
*	Coolpad Group Ltd.	32,388,600	5,696
	Poly Real Estate Group Co. Ltd. Class A (XSSC)	4,199,524	5,685
*	BYD Electronic International Co. Ltd.	7,429,000	5,665
	Yunnan Baiyao Group Co. Ltd. Class A	540,786	5,624
*	Sinopec Oilfield Service Corp.	30,148,000	5,620
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	5,511,821	5,609
*,^ Hanergy Thin Film Power Group Ltd.		206,154,000	5,576
	Apeloa Pharmaceutical Co. Ltd. Class A	4,826,421	5,566
^,2 Dali Foods Group Co. Ltd.		9,495,500	5,548
*	Kama Co. Ltd. Class B	4,477,480	5,525
^	Yuexiu Transport Infrastructure Ltd.	8,276,000	5,502
	China Merchants Securities Co. Ltd. Class A (XSSC)	2,166,564	5,483
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	2,200,783	5,440

	China National Nuclear Power Co. Ltd. Class A	5,319,107	5,411
	Guosen Securities Co. Ltd. Class A	2,243,263	5,410
^	Harbin Electric Co. Ltd.	11,652,000	5,382
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	5,376
	CIFI Holdings Group Co. Ltd.	20,696,000	5,374
	Sinotruk Hong Kong Ltd.	11,885,500	5,314
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	5,306
	Tibet Water Resources Ltd.	15,854,000	5,293
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	5,277
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	490,453	5,276
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	801,852	5,269
	Shanghai RAAS Blood Products Co. Ltd. Class A	923,801	5,240
^	CT Environmental Group Ltd.	17,118,000	5,216
*	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	5,202
	China Machinery Engineering Corp.	8,207,639	5,146
	Western Securities Co. Ltd. Class A	1,376,050	5,058
	Bank of Communications Co. Ltd. Class A (XSSC)	5,935,733	5,022
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	4,957,752	4,952
	Xtep International Holdings Ltd.	9,513,500	4,904
*,^ Hybrid Kinetic Group Ltd.		140,286,000	4,892
^	PAX Global Technology Ltd.	5,812,000	4,811
	Beijing Capital Retailing Group Co. Ltd. Class A	3,481,950	4,804
	Shanghai Huayi Group Corp. Ltd. Class B	4,398,334	4,726
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	2,858,341	4,711
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	3,389,600	4,674
	China Foods Ltd.	12,247,506	4,672
	Sichuan Expressway Co. Ltd.	13,598,000	4,672
*,^ Chinasoft International Ltd.		11,502,000	4,658
	Foshan Electrical and Lighting Co. Ltd. Class B	5,622,601	4,642
	Tianneng Power International Ltd.	6,670,000	4,592
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	1,636,038	4,563
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,186,788	4,542
	Central China Securities Co. Ltd.	10,701,000	4,506
	Bank of Beijing Co. Ltd. Class A (XSHG)	3,537,840	4,472
	China Fortune Land Development Co. Ltd. Class A (XSSC)	1,160,482	4,466
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	1,819,716	4,457
	China International Travel Service Corp. Ltd. Class A	658,141	4,450
*,^ CITIC Resources Holdings Ltd.		40,316,000	4,331
	Jiangling Motors Corp. Ltd. Class B	1,870,670	4,321
	Dah Chong Hong Holdings Ltd.	8,737,000	4,310
	China National Materials Co. Ltd.	17,485,000	4,300
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	4,279
^,2 Fu Shou Yuan International Group Ltd.		6,289,000	4,218
^	China Overseas Property Holdings Ltd.	20,230,092	4,214
^	SMI Holdings Group Ltd.	47,228,000	4,208
	Suning Commerce Group Co. Ltd. Class A	2,641,600	4,203
	China Water Affairs Group Ltd.	6,830,000	4,187
	Oceanwide Holdings Co. Ltd. Class A	2,790,994	4,173
^	China Maple Leaf Educational Systems Ltd.	4,844,000	4,163
	CRRC Corp. Ltd. Class A (XSSC)	3,000,674	4,082
*	Huadian Energy Co. Ltd. Class B	7,910,644	4,078
^	CIMC Enric Holdings Ltd.	10,121,713	4,031
	Livzon Pharmaceutical Group Inc. Class A	535,676	4,028
*	Luzhou Laojiao Co. Ltd. Class A	820,599	4,014

*,^,2 Cogobuy Group		2,663,000	3,988
	Beijing Capital Land Ltd.	10,416,000	3,982

	Beijing North Star Co. Ltd.	12,952,000	3,976
^	Fufeng Group Ltd.	11,370,000	3,937
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,936
^	Hua Han Health Industry Holdings Ltd.	42,244,000	3,933
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	903,553	3,897
	Industrial Securities Co. Ltd. Class A (XSSC)	3,352,265	3,893
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	6,641,690	3,883
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	588,962	3,870
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	3,869
	Xiandai Investment Co. Ltd. Class A	3,643,075	3,859
	Ping An Bank Co. Ltd. Class A	2,782,282	3,853
	Huaxia Bank Co. Ltd. Class A (XSHG)	2,573,576	3,841
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,834
	Dongxu Optoelectronic Technology Co. Ltd. Class A	2,116,708	3,830
	Bosideng International Holdings Ltd.	45,612,000	3,825
^	Dongfang Electric Corp. Ltd.	4,814,230	3,817
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,617,518	3,815
^	Chaowei Power Holdings Ltd.	5,886,000	3,811
	Logan Property Holdings Co. Ltd.	9,959,368	3,803
	Kangde Xin Composite Material Group Co. Ltd. Class A	1,405,741	3,797
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,191,387	3,786
	Huadong Medicine Co. Ltd. Class A	355,618	3,776
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	3,739
	Dongguan Development Holdings Co. Ltd. Class A	2,560,501	3,718
^	Sinofert Holdings Ltd.	31,144,000	3,702
	Shanghai Xujiahui Commercial Co. Ltd. Class A	1,918,877	3,700
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,129,302	3,672
	Peak Sport Products Co. Ltd.	11,851,000	3,660
*	Tengda Construction Group Co. Ltd. Class A	5,529,299	3,642
^	Vinda International Holdings Ltd.	1,874,000	3,633
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSSC)	3,750,104	3,631
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	3,397,634	3,606
	China ZhengTong Auto Services Holdings Ltd.	8,798,500	3,592
*	Shanghai Diesel Engine Co. Ltd. Class B	4,046,570	3,545
	Lonking Holdings Ltd.	23,848,000	3,544
*	CITIC Securities Co. Ltd. Class A (XSSC)	1,449,600	3,544
	Dongjiang Environmental Co. Ltd. Class A	1,251,933	3,542
	Zhejiang Dahua Technology Co. Ltd. Class A	1,574,692	3,527
	China United Network Communications Ltd. Class A (XSSC)	5,497,924	3,523
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	3,509
	Shanghai Shimao Co. Ltd. Class A (XSSC)	3,316,138	3,440
	Kangmei Pharmaceutical Co. Ltd. Class A (XSSC)	1,373,770	3,437
*,^ Leyou Technologies Holdings Ltd.		25,225,000	3,418
*,2 Haichang Ocean Park Holdings Ltd.		16,785,000	3,407
*	Shandong Nanshan Aluminum Co. Ltd. Class A	2,935,358	3,398
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	4,762,342	3,369
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,369
	COSCO International Holdings Ltd.	6,854,000	3,361
*	China Railway Group Ltd. Class A (XSHG)	3,248,829	3,352
*,^ Lifetech Scientific Corp.		17,978,000	3,347
*	YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSSC)	4,346,498	3,321
	Bank of Nanjing Co. Ltd. Class A (XSSC)	2,135,331	3,320
	Huabei Expressway Co. Ltd. Class A	4,407,564	3,318
	Huaneng Power International Inc. Class A (XSSC)	3,017,592	3,315
	Wuxi Little Swan Co. Ltd. Class B	933,990	3,310
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,412,112	3,293
	Fujian Expressway Development Co. Ltd. Class A (XSSC)	6,600,310	3,289

^	SSY Group Ltd.	10,190,000	3,274
	Shandong Chenming Paper Holdings Ltd.	3,891,000	3,265
	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,767,292	3,264
	Shanxi Securities Co. Ltd. Class A	1,513,746	3,235
	Changjiang Securities Co. Ltd. Class A	2,077,348	3,233
	Beijing Yanjing Brewery Co. Ltd. Class A	2,895,858	3,233
	Weiqiao Textile Co.	4,030,000	3,218
	Huangshan Tourism Development Co. Ltd. Class B	2,356,503	3,210
	AVIC Aircraft Co. Ltd. Class A	1,003,500	3,208
*	Searainbow Holding Corp. Class A	464,964	3,120
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	448,650	3,118
	Shenzhen Topraysolar Co. Ltd. Class A	1,937,061	3,116
	Dalian Zeus Entertainment Group Co. Ltd. Class A	286,989	3,100
	Sichuan Hejia Co. Class A	1,553,888	3,095
*	China Oil & Gas Group Ltd.	41,120,000	3,081
	Daqin Railway Co. Ltd. Class A (XSSC)	3,323,570	3,073
*,^ China Overseas Grand Oceans Group Ltd.		10,615,000	3,050
	China Lilang Ltd.	4,709,000	3,040
	Shandong Huatai Paper Co. Ltd. Class A	3,886,792	3,035
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	666,846	3,025
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	3,023
	RiseSun Real Estate Development Co. Ltd. Class A	2,871,785	3,020
	Yuzhou Properties Co. Ltd.	10,147,000	3,009
2	Hua Hong Semiconductor Ltd.	3,205,000	3,009
	North China Pharmaceutical Co. Ltd. Class A	3,101,060	2,994
	Livzon Pharmaceutical Group Inc.	603,360	2,994
	Iflytek Co. Ltd. Class A	679,200	2,968
	China Quanjude Group Co. Ltd. Class A	952,758	2,962
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	3,403,444	2,954
	Beijing North Star Co. Ltd. Class A (XSSC)	4,758,231	2,952
	Hangzhou Robam Appliances Co. Ltd. Class A	478,430	2,935
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,032,349	2,931
	Texhong Textile Group Ltd.	2,187,500	2,925
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,820,033	2,921
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,711,010	2,920
	Luxshare Precision Industry Co. Ltd. Class A	1,043,337	2,917
	China Fangda Group Co. Ltd. Class B	3,185,280	2,916
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	4,235,781	2,907
	TCL Corp. Class A	5,514,422	2,904
	Sunvim Group Co. Ltd. Class A	3,085,600	2,894
*,^ China Yurun Food Group Ltd.		19,588,149	2,886
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	2,884
	Avic Aviation Engine Corp. plc Class A (XSSC)	544,366	2,878
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	2,878
	Jiangsu Lianyungang Port Co. Ltd. Class A	3,957,225	2,877
	Hubei Yihua Chemical Industry Co. Ltd. Class A	3,078,656	2,870
	Grandblue Environment Co. Ltd. Class A (XSSC)	1,508,630	2,866
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,856
	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSSC)	809,521	2,846
	Anxin Trust Co. Ltd. Class A (XSSC)	976,954	2,845
^	Poly Culture Group Corp. Ltd.	1,101,500	2,843
	Everbright Securities Co. Ltd. Class A (XSSC)	1,115,028	2,837
	China Shineway Pharmaceutical Group Ltd.	2,670,000	2,823
	Jiuzhitang Co. Ltd. Class A	745,255	2,822
	China United Network Communications Ltd. Class A (XSHG)	4,397,800	2,818
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,816
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	2,907,184	2,814

*,^ Hi Sun Technology China Ltd.		16,971,000	2,797
	Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	2,789
	Central China Land Media Co. Ltd. Class A	1,716,707	2,774
	CITIC Guoan Information Industry Co. Ltd. Class A	1,933,000	2,771
	Aisino Corp. Class A	789,620	2,771
^	Bank of Chongqing Co. Ltd.	3,662,500	2,750
	Sunshine City Group Co. Ltd. Class A	3,065,733	2,748
*	Jiangsu Protruly Vision Technology Group Co. Ltd. Class A	1,193,900	2,746
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	2,745
*	Aluminum Corp. of China Ltd. Class A	4,735,500	2,744
	Yonggao Co. Ltd. Class A	2,256,199	2,743
	Lao Feng Xiang Co. Ltd. Class A	406,700	2,739
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	5,062,446	2,738
	Shandong Pharmaceutical Glass Co. Ltd. Class A	984,990	2,731
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,740,759	2,727
	Luthai Textile Co. Ltd. Class B	2,074,322	2,717
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,052,744	2,712
*,^ Sany Heavy Equipment International Holdings Co. Ltd.		16,694,000	2,699
	Jiangxi Wannianqing Cement Co. Ltd. Class A	2,855,516	2,695
^	Wasion Group Holdings Ltd.	4,744,000	2,693
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	2,679
^	Tianjin Capital Environmental Protection Group Co. Ltd.	5,674,000	2,678
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	400,469	2,673
	GoerTek Inc. Class A	694,913	2,672
	Gree Electric Appliances Inc. of Zhuhai Class A	1,002,286	2,669
	Emei Shan Tourism Co. Class A	1,430,686	2,666
	Guangdong Provincial Expressway Development Co. Ltd. Class B	4,883,331	2,664
	Zhongtian Urban Development Group Co. Ltd. Class A	2,734,166	2,661
*	Shanghai International Airport Co. Ltd. Class A (XSSC)	633,189	2,656
	Hefei Meiling Co. Ltd. Class A	2,680,628	2,655
	Youzu Interactive Co. Ltd. Class A	608,916	2,654
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	6,246,241	2,653
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	1,925,161	2,649
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	1,035,581	2,636
	Heilan Home Co. Ltd. Class A (XSSC)	1,474,454	2,630
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	760,514	2,628
	Chinese Universe Publishing and Media Co. Ltd. Class A	788,436	2,627
	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	3,621,309	2,608
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,112,568	2,608
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	902,704	2,604
	Poly Real Estate Group Co. Ltd. Class A (XSHG)	1,912,852	2,589
	Anhui Shanying Paper Industry Co. Ltd. Class A (XSSC)	6,076,461	2,589
*	Lianyungang Ideal Group Co. Ltd. Class A	301,492	2,587
	Dongxing Securities Co. Ltd. Class A	771,200	2,587
	Xinxiang Chemical Fiber Co. Ltd. Class A	4,112,849	2,582
*,^ National Agricultural Holdings Ltd.		10,172,000	2,564
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	339,500	2,562
	Sichuan Xichang Electric Power Co. Ltd. Class A	1,958,599	2,561
*	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,558
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	765,447	2,553
*,^ Carnival Group International Holdings Ltd.		21,510,000	2,552
^,2 Cosmo Lady China Holdings Co. Ltd.		6,576,000	2,537
	Guoxuan High-Tech Co. Ltd.	457,931	2,536
	Dong-E-E-Jiao Co. Ltd. Class A	293,067	2,536
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	943,429	2,534
	Jinzhou Port Co. Ltd. Class B	4,738,200	2,532
	Venustech Group Inc. Class A	779,436	2,532

	China Merchants Energy Shipping Co. Ltd. Class A	3,204,169	2,528
	Suofeiya Home Collection Co. Ltd. Class A	296,387	2,526
	Thaihot Group Co. Ltd. Class A	854,612	2,517
*	Xinjiang Tianshan Cement Co. Ltd. Class A	2,669,688	2,517
	Hubei Energy Group Co. Ltd. Class A	3,564,555	2,517
	Shenzhen Airport Co. Class A	1,820,428	2,514
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,773,539	2,511
	Huadian Power International Corp. Ltd. Class A (XSSC)	3,213,300	2,505
^	Sinosoft Technology Group Ltd.	4,534,000	2,501
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	2,097,439	2,494
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,291,001	2,491
^	Dawnrays Pharmaceutical Holdings Ltd.	3,796,000	2,487
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	1,505,378	2,487
	INESA Intelligent Tech Inc. Class B	2,922,866	2,478
	Gemdale Corp. Class A (XSSC)	1,699,085	2,478
	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	2,473
	C C Land Holdings Ltd.	9,539,000	2,472
	Rainbow Department Store Co. Ltd. Class A	1,317,833	2,464
	Avic Capital Co. Ltd. Class A (XSSC)	2,810,568	2,464
*,^ Sinotrans Shipping Ltd.		16,009,500	2,463
*	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	2,463
	BBMG Corp. Class A (XSSC)	4,055,470	2,463
	Huangshan Tourism Development Co. Ltd. Class A	1,000,088	2,452
*	Shanghai Potevio Co. Ltd. Class A	404,003	2,447
*	Guoyuan Securities Co. Ltd. Class A	897,050	2,442
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	5,714,100	2,427
	Alpha Group Class A	560,861	2,424
	Anhui Heli Co. Ltd. Class A (XSSC)	1,422,063	2,421
*,^ TCL Multimedia Technology Holdings Ltd.		4,478,000	2,420
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	2,411
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	2,655,448	2,406
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	7,344,000	2,406
	ZTE Corp. Class A	1,094,565	2,402
	Wanhua Chemical Group Co. Ltd. Class A (XSHG)	835,251	2,401
	Ping An Insurance Group Co. of China Ltd. Class A	490,333	2,389
	Suzhou Victory Precision Manufacture Co. Ltd. Class A	1,535,542	2,382
	Leo Group Co. Ltd. Class A	795,223	2,371
*	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	1,097,383	2,368
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,153,067	2,355
*	China High-Speed Railway Technology Co. Ltd. Class A	1,560,400	2,355
	Shenzhen O-film Tech Co. Ltd. Class A	496,230	2,346
	Power Construction Corp. of China Ltd. Class A (XSSC)	2,613,156	2,346
*	Wuhan Department Store Group Co. Ltd. Class A	871,290	2,340
	Luthai Textile Co. Ltd. Class A	1,365,491	2,332
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,733,900	2,319
^	Concord New Energy Group Ltd.	37,360,000	2,317
	Ningbo Port Co. Ltd. Class A	3,056,883	2,311
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	374,447	2,309
*	Fujian Sunner Development Co. Ltd. Class A	520,147	2,307
*	Tianjin Teda Co. Ltd. Class A	3,315,100	2,300
	New Hope Liuhe Co. Ltd. Class A	1,819,624	2,299
	Sou Yu Te Group Co. Ltd. Class A	1,207,591	2,294
*	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	3,348,780	2,291
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	2,286
	Financial Street Holdings Co. Ltd. Class A	1,459,266	2,286
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	4,950,453	2,277
*	Shenma Industry Co. Ltd. Class A	1,953,845	2,273

	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	730,895	2,258
	Tianqi Lithium Industries Inc. Class A	380,523	2,235
	Heilan Home Co. Ltd. Class A (XSHG)	1,249,331	2,228
	Shenergy Co. Ltd. Class A (XSSC)	2,486,691	2,227
	Ajisen China Holdings Ltd.	5,164,000	2,226
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	933,661	2,226
*	GCL System Integration Technology Co. Ltd. Class A	2,313,400	2,226
	Tsinghua Unisplendour Co. Ltd. Class A	221,001	2,225
	Tatwah Smartech Co. Ltd. Class A	854,146	2,223
	Sinolink Securities Co. Ltd. Class A (XSSC)	1,143,000	2,221
	Zhejiang Transfar Co. Ltd. Class A	807,401	2,220
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	2,202,583	2,210
	Tus-Sound Environmental Resources Co. Ltd. Class A	479,697	2,203
	Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	1,008,156	2,200
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	2,197
*	Zhonglu Co. Ltd. Class B	997,542	2,193
	Tieling Newcity Investment Holding Ltd. Class A	3,361,702	2,186
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,182
*	China Datang Corp. Renewable Power Co. Ltd.	21,122,000	2,181
	Jiangsu Yoke Technology Co. Ltd. Class A	582,200	2,176
	Hualan Biological Engineering Inc. Class A	375,660	2,173
*	Beijing Tongrentang Co. Ltd. Class A (XSSC)	449,297	2,164
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	1,170,422	2,159
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,863,363	2,157
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,611,600	2,155
	Powerlong Real Estate Holdings Ltd.	9,519,000	2,152
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	2,918,600	2,149
	AVIC Electromechanical Systems Co. Ltd. Class A	914,232	2,148
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	2,908,000	2,141
	Guilin Tourism Co. Ltd. Class A	1,284,323	2,140
	Inspur Electronic Information Industry Co. Ltd. Class A	583,949	2,130
*	Wintime Energy Co. Ltd. Class A (XSSC)	3,564,814	2,129
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	344,530	2,125
	Eastern Communications Co. Ltd. Class A (XSSC)	1,682,562	2,125
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,124
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	2,122
*	Huatian Hotel Group Co. Ltd. Class A	2,175,677	2,119
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,778,177	2,113
*	Zhongbai Holdings Group Co. Ltd. Class A	1,905,163	2,112
	Beijing Electronic Zone Investment and Development Co. Ltd. Class A	1,207,721	2,111
	Chongqing Changan Automobile Co. Ltd. Class A	856,900	2,106
*,^ China Precious Metal Resources Holdings Co. Ltd.		66,878,000	2,106
*	Lushang Property Co. Ltd. Class A	2,706,098	2,100
	Jiangxi Ganfeng Lithium Co. Ltd. Class A	412,800	2,096
*,^ China Modern Dairy Holdings Ltd.		15,893,000	2,093
	Guangzhou Guangri Stock Co. Ltd. Class A	949,000	2,093
	Hongrun Construction Group Co. Ltd. Class A	2,146,046	2,088
*	Landing International Development Ltd.	106,440,000	2,087
	Zhongyuan Environment-Protection Co. Ltd. Class A	915,779	2,086
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	3,131,793	2,085
	Southwest Securities Co. Ltd. Class A (XSSC)	1,909,281	2,083
	Beijing Shiji Information Technology Co. Ltd. Class A	565,148	2,081
	Northeast Securities Co. Ltd. Class A	1,141,958	2,080
	Huayuan Property Co. Ltd. Class A (XSSC)	3,164,312	2,078
	Ningxia Qinglong Pipes Industry Co. Ltd. Class A	1,265,090	2,070
	Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A	698,130	2,068
	Jinke Properties Group Co. Ltd. Class A	3,657,625	2,066

	Xingda International Holdings Ltd.	7,994,000	2,066
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	2,065
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	2,064
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSSC)	1,877,888	2,064
*	Beijing Capital Development Co. Ltd. Class A (XSSC)	1,203,111	2,057
	Tianma Bearing Group Co. Ltd. Class A	2,146,115	2,052
	Zhejiang Wanliyang Co. Ltd. Class A	1,062,634	2,051
	China Vanke Co. Ltd. Class A	794,700	2,048
	BeijingHualian Hypermarket Co. Ltd. Class A	2,225,152	2,041
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,391,725	2,040
*	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	2,040
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	2,039
	Youngor Group Co. Ltd. Class A (XSSC)	891,750	2,038
*	Fujian Zhangzhou Development Co. Ltd. Class A	3,026,833	2,037
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	293,000	2,036
	Guizhou Tyre Co. Ltd. Class A	2,544,348	2,029
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,923,876	2,027
	AVIC Jonhon OptronicTechnology Co. Ltd. Class A	316,868	2,022
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	2,018
	Air China Ltd. Class A (XSHG)	1,626,099	2,016
^	China Power New Energy Development Co. Ltd.	3,365,000	2,013
	Weichai Power Co. Ltd. Class A	1,523,539	2,010
*	Shanghai Zhongyida Co. Ltd. Class B	3,557,648	2,007
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	1,415,906	2,006
	Shandong Realcan Pharmaceutical Co. Ltd. Class A	398,300	2,002
	Founder Securities Co. Ltd. Class A (XSSC)	1,850,013	2,001
	Kingenta Ecological Engineering Group Co. Ltd. Class A	1,543,188	1,998
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,476,198	1,995
^	China Electronics Corp. Holdings Co. Ltd.	8,296,000	1,994
	Do-Fluoride Chemicals Co. Ltd. Class A	341,150	1,992
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	1,984
*	Yingkou Port Liability Co. Ltd. Class A	3,501,300	1,981
	Tibet Tianlu Co. Ltd. Class A	1,513,422	1,977
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	681,807	1,975
	Beijing Orient Landscape & Ecology Co. Ltd. Class A	1,116,357	1,967
	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	1,961
*	Kangxin New Materials Co. Ltd. Class A	933,900	1,958
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	2,118,500	1,958
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,276,772	1,956
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,475,375	1,951
	Zhejiang Supor Cookware Co. Ltd. Class A	309,822	1,949
*	Shenzhen Hifuture Electric Co. Ltd. Class A	924,162	1,948
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,248,840	1,942
	Eternal Asia Supply Chain Management Ltd. Class A	1,037,500	1,942
	GRG Banking Equipment Co. Ltd. Class A	850,068	1,938
	Shenergy Co. Ltd. Class A (XSHG)	2,163,979	1,938
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	895,349	1,934
	SooChow Securities Co. Ltd. Class A (XSSC)	913,430	1,928
	Shanghai Aerospace Automobile Electromechanical Co. Class A	1,135,627	1,924
	Fiyta Holdings Ltd. Class A	1,131,585	1,921
	Titan Wind Energy Suzhou Co. Ltd. Class A	2,047,072	1,919
*,^ Enerchina Holdings Ltd.		45,591,000	1,917
	NavInfo Co. Ltd. Class A	523,850	1,914
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,225,489	1,914
	Fujian Funeng Co. Ltd. Class A	1,105,261	1,913
*	Sunflower Pharmaceutical Group Co. Ltd. Class A	302,054	1,911
*	Apex Technology Co. Ltd. Class A	413,675	1,908

	Zhuhai Port Co. Ltd. Class A	2,213,800	1,902
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	1,855,532	1,899
	Avic Aviation Engine Corp. plc Class A (XSHG)	357,386	1,891
	Yechiu Metal Recycling China Ltd. Class A	2,802,500	1,890
	Muyuan Foodstuff Co. Ltd. Class A	464,814	1,889
	Cachet Pharmaceutical Co. Ltd. Class A	323,343	1,888
	Tianjin Port Co. Ltd. Class A (XSSC)	1,213,783	1,883
	Zhejiang NHU Co. Ltd. Class A	546,851	1,883
*	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	1,871
	FAWER Automotive Parts Co. Ltd. Class A	1,615,561	1,868
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	1,898,367	1,860
	Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	1,856
*	Jianxin Mining Co. Ltd. Class A	1,433,400	1,856
	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSHG)	524,612	1,844
*	Yunnan Coal Energy Co. Ltd. Class A	2,410,493	1,844
	Unigroup Guoxin Co. Ltd. Class A	311,893	1,839
*	Ningbo Joyson Electronic Corp. Class A	349,503	1,835
*	China Railway Group Ltd. Class A (XSSC)	1,778,175	1,835
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	445,228	1,831
	Zhejiang Semir Garment Co. Ltd. Class A	1,060,395	1,829
	Shanghai Jiabao Industry & Commerce Group Co. Ltd. Class A	890,172	1,828
*	Hainan Airlines Co. Ltd. Class A (XSHG)	3,599,600	1,827
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	548,676	1,826
*	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	1,042,700	1,821
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	1,820
*	Haining China Leather Market Co. Ltd. Class A	1,252,410	1,813
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	497,000	1,812
*,^ North Mining Shares Co. Ltd.		80,430,000	1,807
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,319,385	1,807
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,073,227	1,803
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	458,744	1,803
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,488,596	1,801
*	Yantai Moon Co. Ltd. Class A	941,056	1,800
	China Spacesat Co. Ltd. Class A (XSSC)	358,897	1,800
	Huayi Compressor Co. Ltd. Class A	1,274,304	1,798
*,^ PW Medtech Group Ltd.		6,912,000	1,796
^	China SCE Property Holdings Ltd.	8,477,000	1,794
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,801,683	1,794
	Beijing Dabeinong Technology Group Co. Ltd. Class A	1,506,640	1,793
	Jiangsu Shagang Co. Ltd. Class A	782,000	1,790
	Jiangsu Sunrain Solar Energy Co. Ltd. Class A	1,355,759	1,789
	Yashili International Holdings Ltd.	8,237,000	1,788
*	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,112,150	1,786
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	2,323,427	1,786
*,2 Ozner Water International Holding Ltd.		10,378,000	1,785
*,^ AVIC International Holding HK Ltd.		25,992,000	1,783
	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,166,878	1,782
*	Guangxi Wuzhou Communications Co. Ltd. Class A	2,171,105	1,781
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	713,193	1,779
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	1,778
*,^ Lianhua Supermarket Holdings Co. Ltd.		4,420,000	1,774
^	China Singyes Solar Technologies Holdings Ltd.	4,400,000	1,771
*,^ China Chengtong Development Group Ltd.		21,390,000	1,771
	Shaanxi International Trust Co. Ltd. Class A	1,924,000	1,769
*	Tianma Microelectronics Co. Ltd. Class A	606,603	1,767
	Beijing SDL Technology Co. Ltd. Class A	716,927	1,766
*	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	1,761

	Shanghai Shibei Hi-Tech Co. Ltd. Class A	506,565	1,761
	Shandong Sinobioway Biomedicine Co. Ltd.	424,560	1,759
	Shimge Pump Industry Group Co. Ltd. Class A	825,824	1,759
	Eastcompeace Technology Co. Ltd. Class A	767,109	1,757
	Beijing SPC Environmental Protection Tech Co. Ltd. Class A	697,821	1,756
	China Railway Construction Corp. Ltd. Class A (XSSC)	1,304,195	1,755
^	China All Access Holdings Ltd.	5,536,000	1,748
	Guangzhou Haige Communications Group Inc. Co. Class A	933,547	1,745
	Jiangsu Akcome Science & Technology Co. Ltd. Class A	630,100	1,745
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	1,745
*	Langold Real Estate Co. Ltd. Class A	1,962,979	1,732
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	464,144	1,731
2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,189,000	1,730
*	Beijing Vantone Real Estate Co. Ltd. Class A	2,333,110	1,729
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,596,888	1,728
	Hongfa Technology Co. Ltd. Class A	372,024	1,725
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	1,720
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	650,700	1,717
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	1,716
	Qinghai Salt Lake Industry Co. Ltd. Class A	569,500	1,714
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	692,232	1,714
	Luolai Lifestyle Technology Co. Ltd. Class A	843,789	1,708
*	Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	1,707
	CNHTC Jinan Truck Co. Ltd. Class A	1,045,742	1,699
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,415,130	1,698
	Beijing Utour International Travel Service Co. Ltd. Class A	565,500	1,692
	Stanley Agricultural Group Co. Ltd. Class A	860,128	1,691
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,886,301	1,683
	Tianshui Huatian Technology Co. Ltd. Class A	908,870	1,683
	Sunny Loan Top Co. Ltd. Class A (XSSC)	1,074,547	1,682
	Jiangsu Lianfa Textile Co. Ltd. Class A	731,652	1,681
*	Jiangsu Holly Corp. Class A	846,694	1,680
	Hundsun Technologies Inc. Class A (XSSC)	198,315	1,679
	Changchun Gas Co. Ltd. Class A	1,091,800	1,679
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	332,610	1,677
*	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,677
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	2,086,522	1,677
	Guorui Properties Ltd.	4,925,000	1,676
	Fujian Newland Computer Co. Ltd. Class A	580,895	1,672
	Wanxiang Qianchao Co. Ltd. Class A	752,015	1,669
*	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,668
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	2,742,258	1,666
^	China Suntien Green Energy Corp. Ltd.	14,491,000	1,665
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,208,700	1,663
	China CAMC Engineering Co. Ltd. Class A	553,597	1,662
	DongFeng Automobile Co. Ltd. Class A	1,412,412	1,661
	CPMC Holdings Ltd.	3,769,000	1,655
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	520,558	1,652
	Global Top E-Commerce Co. Ltd. Class A	705,974	1,648
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,018,071	1,647
*	Create Technology & Science Co. Ltd. Class A	1,136,256	1,647
	Guangshen Railway Co. Ltd. Class A (XSSC)	2,686,634	1,645
*,^ China Water Industry Group Ltd.		10,012,000	1,641
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	319,099	1,640
*	Aurora Optoelectronics Co. Ltd. Class A	320,749	1,634
	Sealand Securities Co. Ltd. Class A	1,576,050	1,633
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,631

Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd. Class A	742,781	1,631
Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,631
Anhui Water Resources Development Co. Ltd. Class A	1,325,165	1,629
Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	1,628
Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	1,628
SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,627
Hytera Communications Corp. Ltd. Class A	894,165	1,625
Zhejiang Yankon Group Co. Ltd. Class A (XSSC)	1,473,339	1,620
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	1,306,552	1,619
Hesteel Co. Ltd. Class A	3,757,200	1,618
* Xinjiang Tianshan Wool Tex Stock Co. Ltd. Class A	759,648	1,610
Shenzhen Wongtee International Enterprise Co. Ltd. Class A	872,924	1,609
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,607
* Insigma Technology Co. Ltd. Class A	637,400	1,606
* China Pacific Insurance Group Co. Ltd. Class A (XSSC)	397,432	1,604
Anhui Golden Seed Winery Co. Ltd. Class A	984,601	1,604
Chongqing Department Store Co. Ltd. Class A	374,760	1,603
* Hainan Yedao Co. Ltd. Class A	905,000	1,598
Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	1,597
* Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,597
* Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A
(XSSC)	1,355,620	1,596
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,070,205	1,594
North Electro-Optic Co. Ltd. Class A	477,961	1,592
China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	779,940	1,590
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,590
Infore Environment Technology Group Co. Ltd. Class A	800,191	1,585
* Shanghai Electric Group Co. Ltd. Class A (XSSC)	1,331,527	1,583
Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	1,583
China Oilfield Services Ltd. Class A	862,777	1,581
Markor International Home Furnishings Co. Ltd. Class A	745,928	1,578
* Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,585,500	1,575
Jinling Pharmaceutical Co. Ltd. Class A	758,131	1,573
China World Trade Center Co. Ltd. Class A (XSSC)	478,416	1,572
Guangdong Golden Dragon Development Inc. Class A	544,200	1,571
TBEA Co. Ltd. Class A (XSHG)	1,155,500	1,570
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	816,700	1,569
Changchunjingkai Group Co. Ltd. Class A	1,495,000	1,567
Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	285,293	1,567
BOE Technology Group Co. Ltd. Class A	4,466,200	1,566
GEM Co. Ltd. Class A	1,379,042	1,566
Eastern Gold Jade Co. Ltd. Class A	1,062,360	1,565
Shanghai Zhixin Electric Co. Ltd. Class A (XSSC)	1,131,046	1,565
Shenwan Hongyuan Group Co. Ltd. Class A	1,679,555	1,563
* Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	1,330,400	1,563
Guangdong Haid Group Co. Ltd. Class A	679,655	1,562
Xiamen Tungsten Co. Ltd. Class A (XSSC)	385,600	1,562
Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	1,554
Tande Co. Ltd. Class A	2,151,406	1,554
Foshan Nationstar Optoelectronics Co. Ltd. Class A	806,225	1,553
* Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,552
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	794,017	1,547
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	413,228	1,547
Kunming Yunnei Power Co. Ltd. Class A	1,323,027	1,546
Hunan Friendship & Apollo Cmmericial Co. Ltd. Class A	820,500	1,545
Metro Land Corp. Ltd. Class A	1,141,084	1,543
Changchai Co. Ltd. Class A	1,196,785	1,540

*	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	654,509	1,533
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,498,550	1,531
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	646,316	1,529
	Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,529
	Yifan Xinfu Pharmaceutical Co. Ltd. Class A	656,903	1,524
*	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	1,084,983	1,521
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	949,415	1,513
	Jiangsu Wujiang China Eastern Silk Market Co. Ltd. Class A	2,332,923	1,512
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	395,854	1,510
	Changchun Faway Automobile Components Co. Ltd. Class A (XSSC)	721,780	1,506
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,735,154	1,502
	Digital China Information Service Co. Ltd. Class A	311,643	1,499
	Bros Eastern Co. Ltd. Class A (XSSC)	1,661,679	1,499
*	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	1,495
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,493
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	656,256	1,492
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,921,613	1,491
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	972,198	1,487
	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	1,485
	Jiangxi Zhengbang Technology Co. Ltd. Class A	403,436	1,484
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	1,887,126	1,480
	Guangxi Liugong Machinery Co. Ltd. Class A	1,498,378	1,480
*	China Tianying Inc. Class A	1,463,574	1,477
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	549,760	1,475
	Founder Securities Co. Ltd. Class A (XSHG)	1,362,890	1,474
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,473
^	V1 Group Ltd.	28,818,000	1,472
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	1,471
*	Shandong Qixing Iron Tower Co. Ltd. Class A	373,812	1,469
	Guizhou Guihang Automotive Components Co. Ltd. Class A	549,703	1,467
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	1,021,850	1,467
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	193,222	1,466
*,^ Greenland Hong Kong Holdings Ltd.		4,864,000	1,459
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	2,317,800	1,459
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	1,358,364	1,458
	INESA Intelligent Tech Inc. Class A	897,600	1,458
	Norinco International Cooperation Ltd. Class A	322,600	1,455
	Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSSC)	469,788	1,455
*	Ningbo Sanxing Electric Co. Ltd. Class A (XSSC)	682,282	1,446
	Puyang Refractories Group Co. Ltd. Class A	1,516,881	1,446
*	Hengdeli Holdings Ltd.	13,808,000	1,445
	TangShan Port Group Co. Ltd. Class A (XSSC)	2,313,147	1,440
*	Tianjin Jinbin Development Co. Ltd. Class A	2,441,600	1,440
	Huagong Tech Co. Ltd. Class A	514,900	1,439
	Jiangxi Special Electric Motor Co. Ltd. Class A	704,500	1,438
	Sichuan Languang Development Co. Ltd. Class A	1,219,900	1,436
	Shenzhen Tagen Group Co. Ltd. Class A	1,083,640	1,434
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	370,012	1,433
	Qingling Motors Co. Ltd.	4,510,000	1,432
	Macrolink Real Estate Co. Ltd. Class A	1,056,632	1,431
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSSC)	1,164,375	1,427
	Myhome Real Estate Development Group Co. Ltd. Class A	2,501,500	1,425
*	Rising Nonferrous Metals Share Co. Ltd. Class A	181,820	1,425
	Xinjiang Tecon Animal Husbandry Bio-Technology Co. Ltd. Class A	1,063,904	1,422
*	CITIC Guoan Wine Co. Ltd. Class A	918,800	1,422
	Huafu Top Dyed Melange Yarn Co. Ltd. Class A	907,007	1,421
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	114,822	1,421

* Shandong Xinhua Pharmaceutical Co. Ltd. Class A	842,700	1,419
Shandong Shanda WIT Science & Tech Co. Ltd. Class A	210,115	1,417
Songz Automobile Air Conditioning Co. Ltd. Class A	552,297	1,416
Eastern Communications Co. Ltd. Class B	1,942,674	1,416
Xiamen International Airport Co. Ltd. Class A (XSSC)	440,255	1,411
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	542,880	1,407
Zhejiang Crystal-Optech Co. Ltd. Class A	404,150	1,407
TBEA Co. Ltd. Class A (XSSC)	1,035,190	1,406
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	973,203	1,405
* Sinoma Science & Technology Co. Ltd. Class A	515,740	1,404
* Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,403
Joeone Co. Ltd. Class A	578,800	1,402
Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	870,083	1,402
CECEP Wind-Power Corp. Class A (XSSC)	969,347	1,400
Hubei Fuxing Science And Technology Co. Ltd. Class A	777,600	1,399
* Angang Steel Co. Ltd. Class A	2,266,055	1,399
Shenzhen World Union Properties Consultancy Inc. Class A	1,106,550	1,398
* Northeast Pharmaceutical Group Co. Ltd. Class A	998,517	1,397
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	177,127	1,397
Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	1,393
Yuan Longping High-tech Agriculture Co. Ltd. Class A	488,639	1,392
Beijing SL Pharmaceutical Co. Ltd. Class A	288,881	1,391
* New China Life Insurance Co. Ltd. Class A (XSSC)	232,493	1,391
Gemdale Corp. Class A (XSHG)	953,400	1,390
Hangzhou First Pv Material Co. Ltd. Class A	196,490	1,386
Jiangsu Hongdou Industrial Co. Ltd. Class A	984,300	1,385
Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	1,383
Shenzhen Kaifa Technology Co. Ltd. Class A	801,400	1,383
Huaxin Cement Co. Ltd. Class A (XSSC)	1,293,203	1,382
* Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	1,380
Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	1,380
Yonghui Superstores Co. Ltd. Class A (XSSC)	1,957,184	1,376
* Shanghai SMI Holding Co. Ltd. Class A (XSHG)	637,700	1,376
Tsinghua Tongfang Co. Ltd. Class A (XSHG)	554,900	1,374
Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,374
Shenyang Jinshan Energy Co. Ltd. Class A	1,680,158	1,373
Suzhou Anjie Technology Co. Ltd. Class A	233,912	1,371
Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	1,371
Shanghai Highly Group Co. Ltd. Class B	1,732,974	1,370
Chuying Agro-pastora Group Co. Ltd. Class A	1,635,092	1,367
Tianjin Port Co. Ltd. Class A (XSHG)	878,396	1,363
Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	241,303	1,361
Bright Dairy & Food Co. Ltd. Class A (XSSC)	624,067	1,361
Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSSC)	500,550	1,358
Zhongshan Broad Ocean Motor Co. Ltd. Class A	893,700	1,358
Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	300,357	1,356
* Luxi Chemical Group Co. Ltd. Class A	1,962,088	1,351
* Dalian Dafu Enterprises Holdings Co. Ltd. Class A	2,146,036	1,348
Beyondsoft Corp. Class A	247,200	1,341
Guangzhou Tinci Materials Technology Co. Ltd. Class A	152,143	1,341
China Molybdenum Co. Ltd. Class A (XSSC)	2,195,400	1,340
Talkweb Information System Co. Ltd. Class A	663,800	1,338
Huawen Media Investment Corp. Class A	918,720	1,337
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,335
Maoye Commericial Co. Ltd. Class A (XSSC)	1,210,937	1,331
Dalian Refrigeration Co. Ltd. Class A	852,300	1,329
China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	426,071	1,328

2	Fuyao Glass Industry Group Co. Ltd.	523,601	1,326
*	Danhua Chemical Technology Co. Ltd. Class A	1,282,800	1,326
	Jiangxi Changyun Co. Ltd. Class A	742,131	1,325
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,323
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,321
*	Kingnet Network Co. Ltd. Class A	205,991	1,320
	Shinva Medical Instrument Co. Ltd. Class A (XSSC)	381,762	1,319
	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,043,656	1,316
	Henan Pinggao Electric Co. Ltd. Class A	498,800	1,316
	Dare Technology Co. Ltd. Class A	527,039	1,316
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	279,700	1,310
*	Datang Telecom Technology Co. Ltd. Class A	433,400	1,310
	361 Degrees International Ltd.	4,426,000	1,309
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	1,309
	Beijing BDStar Navigation Co. Ltd. Class A	267,549	1,309
*	Sinosteel Engineering & Technology Co. Ltd. Class A	668,330	1,306
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	1,306
	Joyoung Co. Ltd. Class A	395,665	1,305
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	252,800	1,304
*,^ China Fiber Optic Network System Group Ltd.		15,756,000	1,304
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	752,959	1,303
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	1,657,301	1,300
	Founder Technology Group Corp. Class A (XSSC)	2,014,872	1,300
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	779,611	1,300
	Hefei Department Store Group Co. Ltd. Class A	1,084,817	1,298
	Changchun High & New Technology Industries Inc. Class A	81,381	1,298
*,^ Capital Environment Holdings Ltd.		33,438,000	1,297
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	1,297
	Haitong Securities Co. Ltd. Class A	564,115	1,297
*	Anhui Wanjiang Logistics Group Co. Ltd. Class A	2,035,500	1,296
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSSC)	523,462	1,295
	Shanghai East China Computer Co. Ltd. Class A (XSSC)	316,746	1,294
	Bluestar Adisseo Co. Class A	592,600	1,293
	Guangzhou Echom Science & Technology Co. Ltd. Class A	1,019,700	1,290
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,290
*	Shandong Bohui Paper Industrial Co. Ltd. Class A	2,618,200	1,289
	Guangdong Goworld Co. Ltd. Class A	943,044	1,289
*	PCI-Suntek Technology Co. Ltd. Class A	937,110	1,288
	Guodian Changyuan Electric Power Co. Ltd. Class A	1,239,794	1,286
*	Hunan Valin Steel Co. Ltd. Class A	2,165,000	1,285
*	Wintime Energy Co. Ltd. Class A (XSHG)	2,148,110	1,283
	NARI Technology Co. Ltd. Class A (XSHG)	570,200	1,282
*	Guangdong Shirongzhaoye Co. Ltd. Class A	916,961	1,282
*	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,125,750	1,282
*	Topchoice Medical Investment Corp. Class A	263,079	1,281
*	HNA Innovation Hainan Co. Ltd. Class A	1,456,300	1,280
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A
	(XSSC)	443,776	1,274
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,175,359	1,274
	MYS Group Co. Ltd.	643,067	1,272
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	321,200	1,272
*	Liuzhou Liangmianzhen Co. Ltd. Class A	1,077,293	1,268
*	Hubei Mailyard Share Co. Ltd. Class A	423,000	1,268
*	Tianjin Hi-Tech Development Co. Ltd. Class A	1,466,502	1,268
*	Dongfang Electronics Co. Ltd. Class A	1,597,750	1,268
*,^ China Rare Earth Holdings Ltd.		17,838,800	1,268
*	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	708,960	1,265

	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	279,700	1,260
*	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	1,259
	Angel Yeast Co. Ltd. Class A	484,792	1,259
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	438,609	1,258
	Chenzhou City Jingui Silver Industry Co. Ltd. Class A	333,100	1,257
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	477,205	1,256
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	375,986	1,254
	Accelink Technologies Co. Ltd. Class A	133,800	1,254
	Anhui Huamao Textile Co. Class A	1,495,364	1,254
	Shengyi Technology Co. Ltd. Class A (XSSC)	869,523	1,253
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,250
	Jihua Group Corp. Ltd. Class A (XSSC)	1,027,040	1,250
	Shenzhen Das Intellitech Co. Ltd. Class A	459,532	1,247
	Anxin Trust Co. Ltd. Class A (XSHG)	428,200	1,247
	Yonghui Superstores Co. Ltd. Class A (XSHG)	1,770,600	1,245
	First Tractor Co. Ltd. Class A (XSSC)	881,839	1,244
	Black Peony Group Co. Ltd. Class A (XSSC)	983,187	1,244
	Sinodata Co. Ltd. Class A	164,435	1,243
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	1,045,430	1,243
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	1,771,500	1,242
	Suzhou Hailu Heavy Industry Co. Ltd. Class A	941,715	1,242
*	Hangzhou Iron & Steel Co. Class A	1,294,374	1,241
	Shanghai Hile Bio-Technology Co. Ltd. Class A	453,620	1,241
	China Avionics Systems Co. Ltd. Class A (XSSC)	411,820	1,241
*	Shandong Iron and Steel Co. Ltd. Class A	3,416,700	1,240
	COFCO Property Group Co. Ltd. Class A	844,131	1,240
	Sinochem International Corp. Class A (XSSC)	794,851	1,240
	Chongqing Road & Bridge Co. Class A	1,191,800	1,239
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	720,529	1,239
	Org Packaging Co. Ltd. Class A	897,007	1,234
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	294,047	1,234
	Glodon Co. Ltd. Class A	537,880	1,234
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	1,233
*	Sunsea Telecommunications Co. Ltd. Class A	407,845	1,229
^	Comba Telecom Systems Holdings Ltd.	7,597,400	1,228
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	1,228
	Jiangsu Etern Co. Ltd. Class A	765,300	1,228
^	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	1,334,000	1,227
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	500,367	1,227
*	Sichuan Meifeng Chemical IND Class A	1,135,214	1,227
*	Shandong Tyan Home Co. Ltd. Class A	576,500	1,227
	Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,227
	Shenzhen Guangju Energy Co. Ltd. Class A	684,388	1,223
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	1,223
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	605,600	1,221
*,^ West China Cement Ltd.		12,944,000	1,221
	Shenzhen Feima International Supply Chain Co. Ltd. Class A	506,415	1,220
	Jiangsu Sainty Corp. Ltd. Class A	797,700	1,220
	Sanquan Food Co. Ltd. Class A	895,800	1,219
*	Zhejiang Huamei Holding Co. Ltd. Class A	700,153	1,219
	Beijing Shougang Co. Ltd. Class A	1,993,600	1,219
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	502,479	1,218
	Anhui Quanchai Engine Co. Ltd. Class A	821,425	1,216
	Fujian Longxi Bearing Group Co. Ltd. Class A	804,399	1,214
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	1,213
*	Xiamen Xiangyu Co. Ltd. Class A	749,419	1,212
	Nantong Fujitsu Microelectronics Co. Ltd. Class A	644,588	1,211

	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,210
	Zhejiang Shenghua Biok Biology Co. Ltd. Class A	929,100	1,210
	XCMG Construction Machinery Co. Ltd. Class A	2,593,215	1,207
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	511,700	1,205
	Jiangsu Wuzhong Industrial Co. Class A (XSSC)	359,939	1,205
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	526,415	1,204
	Chengdu Xingrong Environment Co. Ltd. Class A	1,445,600	1,204
	Gree Real Estate Co. Ltd. Class A (XSSC)	1,276,448	1,203
	Hang Zhou Great Star Industrial Co. Ltd. Class A	467,900	1,203
*	Datang International Power Generation Co. Ltd. Class A (XSSC)	1,974,340	1,201
*	O-Net Technologies Group Ltd.	3,151,000	1,201
*	Shenzhen Kondarl Group Co. Ltd. Class A	235,730	1,198
*	Shenzhen Deren Electronic Co. Ltd. Class A	253,591	1,197
	Guangdong Advertising Group Co. Ltd. Class A	538,275	1,197
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	1,197
	Zhejiang Yongtai Technology Co. Ltd. Class A	440,160	1,196
*,2 China International Capital Corp. Ltd.		822,800	1,195
	Shijiazhuang Changshan Textile Co. Ltd. Class A	583,000	1,195
	Tungkong Inc. Class A	245,184	1,195
*	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	510,220	1,194
*	Sinolink Worldwide Holdings Ltd.	11,998,000	1,193
	Huapont Life Sciences Co. Ltd. Class A	886,700	1,193
	Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	1,191
*	China Great Wall Computer Shenzhen Co. Ltd. Class A	638,577	1,188
	First Tractor Co. Ltd.	2,302,000	1,188
	China Baoan Group Co. Ltd. Class A	775,980	1,187
	Tongling Nonferrous Metals Group Co. Ltd. Class A	3,066,100	1,187
	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	826,923	1,187
*	Shandong Hualian Mining Industry Holding Co. Ltd. Class A	730,743	1,185
*	Jinzhou Cihang Group Co. Ltd. Class A	495,864	1,185
	Hangzhou Hangyang Co. Ltd. Class A	926,150	1,181
	Beijing Shouhang Resources Saving Co. Ltd. Class A	885,129	1,180
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,176
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	520,300	1,175
	Zhejiang Baoxiniao Garment Co. Ltd. Class A	1,654,900	1,174
	Shenzhen Danbond Technology Co. Ltd. Class A	227,862	1,173
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	1,173
	Guangdong Vanward New Electric Co. Ltd. Class A	432,420	1,173
*,^ China Public Procurement Ltd.		88,812,000	1,172
*	Shaanxi Coal Industry Co. Ltd. Class A	1,366,534	1,171
	Shenzhen Grandland Group Co. Ltd. Class A	1,039,935	1,170
*	Renhe Pharmacy Co. Ltd. Class A	941,747	1,168
*	Shanghai Yatong Co. Ltd. Class A	511,000	1,168
*	AUCMA Co. Ltd. Class A	1,103,101	1,167
	Oriental Energy Co. Ltd. Class A	633,392	1,166
	Chengdu Santai Holding Group Co. Ltd. Class A	737,631	1,166
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	355,721	1,165
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	531,300	1,160
	Anhui Liuguo Chemical Co. Ltd. Class A	1,076,200	1,160
	Jiangsu High Hope International Group Corp. Class A	916,300	1,157
	Xiamen Port Development Co. Ltd. Class A	739,716	1,153
	China Aerospace Times Electronics Co. Ltd. Class A	462,080	1,153
	Tianjin Development Holdings Ltd.	2,492,000	1,151
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	721,700	1,150
	Beijing Urban & Rural Trade Centre Co. Ltd. Class A	562,948	1,150
*	Nuode Investment Co. Ltd. Class A	773,000	1,149
	China Wuyi Co. Ltd. Class A	524,670	1,148

	Shanghai Construction Group Co. Ltd. Class A (XSHG)	1,823,522	1,148
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	521,600	1,146
	Spring Airlines Co. Ltd. Class A (XSSC)	155,546	1,144
	NARI Technology Co. Ltd. Class A (XSSC)	508,699	1,144
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSSC)	945,340	1,143
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	1,143
*	Hunan Gold Corp. Ltd. Class A	544,940	1,141
	Shenzhen Sunlord Electronics Co. Ltd. Class A	454,800	1,141
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	329,700	1,141
	Hefei Meiya Optoelectronic Technology Inc. Class A	358,050	1,140
	Hongda Xingye Co. Ltd. Class A	1,120,363	1,140
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	281,082	1,139
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	564,101	1,138
	Changyuan Group Ltd. Class A (XSHG)	522,960	1,137
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	1,137
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	1,136
	Palm Eco-Town Development Co. Ltd. Class A	665,803	1,135
*	Jilin Power Share Co. Ltd. Class A	1,270,580	1,134
	Hainan Haiyao Co. Ltd. Class A	608,400	1,131
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	910,252	1,131
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,786,430	1,130
*	Guanghui Energy Co. Ltd. Class A (XSHG)	1,637,925	1,129
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	552,395	1,129
*	Shang Gong Group Co. Ltd. Class B	1,034,500	1,128
	Taihai Manoir Nuclear Equipment Co. Ltd. Class A	147,498	1,128
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	1,127
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	1,015,442	1,127
	Wuhan Guide Infrared Co. Ltd. Class A	303,522	1,126
*	Zhejiang NetSun Co. Ltd. Class A	152,500	1,126
	Han's Laser Technology Industry Group Co. Ltd. Class A	327,400	1,123
*	People.cn Co. Ltd. Class A (XSSC)	378,147	1,122
	Beih-Property Co. Ltd. Class A	1,065,511	1,121
*	Yibin Tianyuan Group Co. Ltd. Class A	1,086,429	1,120
	Materials Industry Zhongda Group Co. Ltd. Class A (XSSC)	808,971	1,119
	Shenzhen Huaqiang Industry Co. Ltd. Class A	288,900	1,118
*,^ China Dynamics Holdings Ltd.		30,290,000	1,117
2	Kangda International Environmental Co. Ltd.	5,524,000	1,117
	Guangdong Tapai Group Co. Ltd. Class A	931,036	1,116
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	242,549	1,115
*	Shandong Denghai Seeds Co. Ltd. Class A	477,001	1,115
*	Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	1,114
*	Mingfa Group International Co. Ltd.	4,570,000	1,113
*	Chengdu Huasun Group Inc. Ltd. Class A	630,400	1,113
	Wangfujing Group Co. Ltd. Class A (XSSC)	446,851	1,112
*	Shandong Humon Smelting Co. Ltd. Class A	550,100	1,112
	Guangdong Chj Industry Co. Ltd. Class A	727,900	1,109
	GreatWall Information Industry Co. Ltd. Class A	363,900	1,108
	Yotrio Group Co. Ltd. Class A	994,750	1,107
	HNA Investment Group Co. Ltd. Class A	1,371,500	1,106
	Zhongxing Shenyang Commercial Building Group Co. Ltd. Class A	568,538	1,106
*	Hunan Jinjian Cereals Industry Co. Class A	1,176,000	1,105
	Hengbao Co. Ltd. Class A	510,500	1,105
	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	637,855	1,103
*	Zhongjin Gold Corp. Ltd. Class A (XSSC)	513,253	1,102
	Shanghai Jinfeng Wine Co. Ltd. Class A	682,396	1,101
*	SDIC Essence Holdings Co. Ltd. Class A	439,500	1,100
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	1,746,518	1,097

Pacific Securities Co. Ltd./The Class A (XSSC)	1,192,000	1,095
Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,179,649	1,094
Shandong New Beiyang Information Technology Co. Ltd. Class A	582,500	1,094
Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	1,093
Shanghai Pret Composites Co. Ltd. Class A	249,744	1,092
* Glorious Property Holdings Ltd.	11,740,000	1,092
* Shijiazhuang Dongfang Energy Co. Ltd. Class A	438,528	1,091
China National Complete Plant Import & Export Corp. Ltd. Class A	399,775	1,090
Zhejiang Wanma Co. Ltd. Class A	383,972	1,089
Contemporary Eastern Investment Co. Ltd. Class A	628,925	1,089
Zhejiang Daily Media Group Co. Ltd. Class A (XSHG)	477,200	1,089
* Tibet Galaxy Science & Technology Development Co. Ltd. Class A	469,400	1,088
Sinopec Oilfield Equipment Corp. Class A	652,443	1,088
* First Capital Securities Co. Ltd. Class A	207,500	1,088
China Jushi Co. Ltd. Class A (XSSC)	632,738	1,086
* Huaxun Fangzhou Co. Ltd.	378,300	1,086
Der Future Science & Technology Holding Group Co. Ltd. Class A	271,623	1,086
* GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	242,100	1,086
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	750,451	1,084
* Chengdu Qian Feng Electronics Co. Ltd. Class A	153,129	1,081
EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	830,074	1,080
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,077
China Gezhouba Group Co. Ltd. Class A (XSSC)	1,029,175	1,076
Beijing Join-Cheer Software Co. Ltd. Class A	343,200	1,076
Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	693,786	1,076
Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	1,074
Addsino Co. Ltd. Class A	464,700	1,072
* Shenyang Chemical Industry Class A	1,028,000	1,072
Whirlpool China Co. Ltd. Class A	576,350	1,071
Baida Group Co. Ltd. Class A	586,500	1,071
Beijing Sevenstar Electronics Co. Ltd. Class A	199,600	1,070
Zhejiang Sanhua Co. Ltd. Class A	829,311	1,067
* Shanghai Xin Nanyang Co. Ltd. Class A	251,249	1,067
* Shenzhen Tellus Holding Co. Ltd. Class A	110,007	1,066
* Changjiang Publishing & Media Co. Ltd. Class A	813,510	1,065
Shenghe Resources Holding Co. Ltd. Class A	513,200	1,064
YUD Yangtze River Investment Industry Co. Ltd. Class A (XSSC)	347,125	1,063
Shenzhen Agricultural Products Co. Ltd. Class A	584,995	1,062
Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSSC)	580,256	1,060
Baotou Huazi Industry Co. Ltd. Class A	461,400	1,057
Vtron Technologies Ltd. Class A	407,923	1,050
Chengdu Leejun Industrial Co. Ltd. Class A	718,961	1,049
Xiamen Kingdomway Group Co. Class A	426,400	1,048
* Wuhan Iron & Steel Co. Ltd. Class A (XSHG)	2,526,701	1,048
* Avic Aviation High-Technology Co. Ltd. Class A	510,148	1,046
Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	683,800	1,046
Qinghai Huzhu Barley Wine Co. Ltd. Class A	339,500	1,046
Yonyou Network Technology Co. Ltd. Class A (XSSC)	305,700	1,046
Huangshan Novel Co. Ltd. Class A	429,044	1,043
Taiji Computer Corp. Ltd. Class A	211,800	1,040
Jiangsu Expressway Co. Ltd. Class A (XSSC)	766,800	1,040
Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,038
Harbin High-Tech Group Co. Class A	743,500	1,034
* Shenzhen Zowee Tech Co. Ltd. Class A	575,635	1,034
Hebei Chengde Lolo Co. Class A	559,720	1,033
* Rongxin Power Electronic Co. Ltd. Class A	381,500	1,032
* Zhengzhou Coal Industry & Electric Power Co. Ltd. Class A	1,363,912	1,031

* Zhejiang Haiyue Co. Ltd. Class A (XSSC)	569,893	1,030
* Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	1,029
CCS Supply Chain Management Co. Ltd. Class A (XSSC)	428,007	1,026
China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	1,025
LianChuang Electronic Technology Co. Ltd. Class A	349,603	1,024
Xi'an LONGi Silicon Materials Corp. Class A (XSHG)	460,600	1,020
* Xi'an Minsheng Group Co. Ltd. Class A	719,300	1,020
Shenzhen Zhengtong Electronics Co. Ltd. Class A	359,700	1,020
Skyworth Digital Co. Ltd. Class A	357,500	1,019
Cangzhou Mingzhu Plastic Co. Ltd. Class A	282,589	1,018
* Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	416,600	1,017
An Hui Wenergy Co. Ltd. Class A	868,344	1,017
Jilin Sino-Microelectronics Co. Ltd. Class A	607,700	1,017
TianGuang ZhongMao Co. Ltd. Class A	604,920	1,016
* Gosun Holding Co. Ltd.	255,677	1,014
Zhejiang Yasha Decoration Co. Ltd. Class A	617,600	1,014
Xinjiang Zhongtai Chemical Co. Ltd. Class A	757,915	1,014
* Juneyao Airlines Co. Ltd. Class A	233,528	1,013
* CASIN Guoxing Property Development Co. Ltd.	657,101	1,013
* Anyang Iron & Steel Inc. Class A	2,606,880	1,012
* Beijing Jingxi Tourism Development Co. Ltd. Class A	286,245	1,012
Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	1,201,912	1,012
Shandong Sun Paper Industry JSC Ltd. Class A	1,132,600	1,011
Qiaqia Food Co. Ltd. Class A	331,393	1,010
Jizhong Energy Resources Co. Ltd. Class A	1,049,951	1,010
Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	1,009
* Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	1,009
* Luoniushan Co. Ltd. Class A	1,045,627	1,008
* Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSSC)	654,512	1,008
Rongsheng Petro Chemical Co. Ltd. Class A	560,754	1,008
Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	232,300	1,008
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	319,800	1,007
* Zhongrun Resources Investment Corp. Class A	867,700	1,006
Shanghai Tianchen Co. Ltd. Class A	669,688	1,006
Westone Information Industry Inc. Class A	215,800	1,006
Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	581,000	1,006
Chongqing Brewery Co. Ltd. Class A	447,151	1,005
Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	1,005
* Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	2,797,700	1,005
Sieyuan Electric Co. Ltd. Class A	619,700	1,002
* CPT Technology Group Co. Ltd. Class A	489,448	1,001
China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd.
Class A	746,400	1,000
* Xiamen Kehua Hengsheng Co. Ltd. Class A	148,500	999
Zhejiang Hailide New Material Co. Ltd. Class A	395,167	998
China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	319,689	996
Guizhou Space Appliance Co. Ltd. Class A	285,320	996
Gohigh Data Networks Technology Co. Ltd. Class A	469,000	994
Fantasia Holdings Group Co. Ltd.	7,185,000	993
Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	784,831	993
Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	993
Pubang Landscape Architecture Co. Ltd. Class A	897,097	992
* Fangda Carbon New Material Co. Ltd. Class A (XSSC)	652,100	991
* Sansteel Minguang Co. Ltd. Fujian Class A	945,704	990
* Shanghai Luxin Packing Materials Science & Technology Co. Ltd. Class A	826,600	988
Valiant Co. Ltd. Class A	145,600	988
Guangzhou Development Group Inc. Class A (XSSC)	858,971	988

*	Jiangsu Aoyang Technology Corp. Ltd. Class A	548,800	987
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	576,952	987
	Beijing Capital Co. Ltd. Class A (XSSC)	1,674,743	986
	Guangdong Hongda Blasting Co. Ltd. Class A	759,658	985
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	985
*,^ Wisdom Sports Group		3,382,000	984
	Fujian Star-net Communication Co. Ltd. Class A	351,781	984
	Shenzhen Zhenye Group Co. Ltd. Class A	878,400	984
	Kuangda Technology Group Co. Ltd. Class A	1,107,183	984
	Shenzhen MTC Co. Ltd. Class A	837,602	984
	Zhejiang Medicine Co. Ltd. Class A	463,550	984
*	TOP Energy Co. Ltd-A Class A (XSSC)	1,166,372	983
	Beijing Shunxin Agriculture Co. Ltd. Class A	282,218	982
	Sinomach Automobile Co. Ltd. Class A (XSSC)	531,194	982
*	China Union Holdings Ltd. Class A	803,400	981
	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd.
	Class A	360,436	980
	Changzhou Qianhong Biopharma Co. Ltd. Class A	796,400	979
	Xi'an LONGi Silicon Materials Corp. Class A (XSSC)	441,900	979
	Zhonghong Holding Co. Ltd. Class A	2,423,300	979
	Meidu Energy Corp. Class A (XSSC)	1,276,581	978
*	Guangdong Highsun Group Co. Ltd. Class A	1,356,380	978
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	316,560	978
	Qingdao Hanhe Cable Co. Ltd. Class A	1,438,384	977
	Shenzhen Jinjia Group Co. Ltd. Class A	597,600	976
	Metallurgical Corp. of China Ltd. Class A (XSSC)	1,696,933	975
	China Zhonghua Geotechnical Engineering Co. Ltd. Class A	853,506	975
*	Hanwang Technology Co. Ltd. Class A	267,000	975
	Nanjing Redsun Co. Ltd. Class A	462,551	975
*	Yifeng Pharmacy Chain Co. Ltd. Class A	185,452	973
	Youngor Group Co. Ltd. Class A (XSHG)	424,800	971
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	558,900	971
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	560,500	970
	Jilin Forest Industry Co. Ltd. Class A	535,502	970
	Guangdong Mingzhu Group Co. Ltd. Class A	387,024	969
	Shanghai Runda Medical Technology Co. Ltd. Class A	245,000	968
	Orient Securities Co. Ltd. Class A	390,100	968
	Shenzhen Fenda Technology Co. Ltd. Class A	417,996	967
	Holitech Technology Co. Ltd. Class A	465,232	966
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	923,200	966
*	Shenzhen Coship Electronics Co. Ltd. Class A	640,400	965
	Nanjing Chixia Development Co. Ltd. Class A	1,309,500	963
	Hangzhou Zhongheng Electric Co. Ltd. Class A	256,467	962
	Glarun Technology Co. Ltd. Class A (XSSC)	189,426	961
	Hundsun Technologies Inc. Class A (XSHG)	113,400	960
	Maoming Petro-Chemical Shihua Co. Ltd. Class A	988,909	959
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	670,754	958
	Avic Real Estate Holding Co. Ltd. Class A	744,416	958
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	956
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	291,800	956
	XJ Electric Co. Ltd. Class A	398,000	956
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	722,397	955
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	199,072	954
	Ningbo Huaxiang Electronic Co. Ltd. Class A	297,800	954
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	289,800	953
^	Boer Power Holdings Ltd.	2,395,000	953
	Anhui Jianghuai Automobile Co. Ltd. Class A	534,301	953

	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	953
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	953
	Jingwei Textile Machinery Class A	338,300	953
*	China First Heavy Industries Class A (XSHG)	1,200,650	951
	YanTai Shuangta Food Co. Ltd. Class A	815,400	950
	Zhejiang Runtu Co. Ltd. Class A	358,901	950
*	Telling Telecommunication Holding Co. Ltd. Class A	483,900	948
	Hunan Corun New Energy Co. Ltd. Class A	587,850	948
*	Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	594,230	947
	Zhejiang Longsheng Auto Parts Co. Ltd. Class A	148,100	944
	Xinzhi Motor Co. Ltd. Class A	229,800	944
	Jchx Mining Management Co. Ltd. Class A	337,920	943
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	943
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	941
	Sailun Jinyu Group Co. Ltd.	1,737,560	940
	FAW CAR Co. Ltd. Class A	589,943	939
*	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	938
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	938
*	Sanxiang Co. Ltd. Class A	645,800	937
*	JPMF Guangdong Co. Ltd. Class A	568,900	937
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	420,900	936
	Wuhan DDMC Culture Co. Ltd. Class A	291,550	936
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	415,941	935
	Jihua Group Corp. Ltd. Class A (XSHG)	768,000	935
*	Shandong Xinchao Energy Co. Ltd. Class A	418,400	935
	Harbin Boshi Automation Co. Ltd. Class A	355,050	934
*	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,164,076	933
	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	932
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A	162,987	931
	Tianrun Crankshaft Co. Ltd. Class A	361,300	931
*	Hongbaoli Group Corp. Ltd. Class A	714,859	930
*	Shandong Lukang Pharma Class A	679,200	930
	Xiamen King Long Motor Group Co. Ltd. Class A	458,046	928
	Linewell Software Co. Ltd. Class A	87,594	928
*	Hainan Expressway Co. Ltd. Class A	1,056,400	926
	Fujian Torch Electron Technology Co. Ltd. Class A	90,605	925
*	Jiangsu Zongyi Co. Ltd. Class A	506,100	924
	CMST Development Co. Ltd. Class A (XSSC)	779,838	924
*,^ Loudong General Nice Resources China Holdings Ltd.		15,099,000	924
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	924
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	337,500	923
*	Shanxi Coking Co. Ltd. Class A	1,104,367	922
*	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	870,426	922
	Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	921
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,279,195	919
	China Zhenhua Group Science & Technology Co. Ltd. Class A	304,242	916
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	915
*	Shanghai AJ Group Co. Ltd. Class A (XSHG)	566,300	915
*	Dongguan Winnerway Industrial Zone Ltd. Class A	751,300	914
*	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	703,800	913
	Tongwei Co. Ltd. Class A (XSSC)	1,012,944	912
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	912
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	411,500	911
	PetroChina Jinhong Energy Investment Co. Ltd. Class A	372,375	911
	Yueyang Xingchang Petrochemical Class A	187,050	910
	Shenzhen Hongtao Decoration Co. Ltd. Class A	618,360	910
*	Guangdong Macro Co. Ltd. Class A	574,871	909

* Daheng New Epoch Technology Inc. Class A	490,600	907
Henan Splendor Science & Technology Co. Ltd. Class A	352,500	906
Suzhou Good-Ark Electronics Co. Ltd. Class A	577,900	906
* Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	905
* Visual China Group Co. Ltd. Class A	270,912	905
Daye Special Steel Co. Ltd. Class A	490,900	904
Tian Di Science & Technology Co. Ltd. Class A (XSSC)	1,340,984	904
Shanghai Shimao Co. Ltd. Class A (XSHG)	871,306	904
China National Software & Service Co. Ltd. Class A (XSSC)	228,134	904
Beijing New Building Materials plc Class A	623,500	904
C&S Paper Co. Ltd. Class A	347,700	903
Neusoft Corp. Class A (XSSC)	341,814	903
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	264,540	903
* China Soft Power Technology Holdings Ltd.	27,440,000	902
* Ciwen Media Co. Ltd.	138,992	901
Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	1,001,432	899
Xinxing Ductile Iron Pipes Co. Ltd. Class A	1,266,700	899
Shanghai Lansheng Corp. Class A (XSSC)	196,191	898
Nantong Jiangshan Agrochemical & Chemical LLC Class A	391,062	898
Chongqing Water Group Co. Ltd. Class A (XSSC)	846,450	898
* Yunnan Tin Co. Ltd. Class A	476,300	895
Tiangong International Co. Ltd.	11,934,000	894
* Guangdong Guangzhou Daily Media Co. Ltd. Class A	730,428	894
* Shaanxi Xinghua Chemistry Co. Ltd. Class A	913,772	893
* Advanced Technology & Materials Co. Ltd. Class A	432,100	893
Hunan Dakang International Food & Agriculture Co. Ltd. Class A	1,689,260	892
Huaxin Cement Co. Ltd. Class B	1,445,800	891
Jangho Group Co. Ltd. Class A (XSSC)	561,707	891
China Railway Erju Co. Ltd. Class A (XSHG)	498,900	891
* Beijing Soft Rock Investment Group Corp. Class A	440,067	890
Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	890
Anhui Xinhua Media Co. Ltd. Class A (XSSC)	490,455	888
* Hainan Airlines Co. Ltd. Class A (XSSC)	1,748,800	888
Yonyou Network Technology Co. Ltd. Class A (XSHG)	259,500	888
* Henan Senyuan Electric Co. Ltd. Class A	348,062	887
Shanghai Industrial Urban Development Group Ltd.	3,922,000	887
* China First Heavy Industries Class A (XSSC)	1,118,300	886
Industrial Securities Co. Ltd. Class A (XSHG)	760,890	884
Liaoning Wellhope Agri-Tech JSC Ltd. Class A	371,300	884
Luyang Energy-Saving Materials Co. Ltd.	384,689	883
Jiangsu Guotai International Group Guomao Co. Ltd. Class A	423,300	883
* Orient Group Inc. Class A (XSSC)	861,300	882
* Zhejiang Satellite Petrochemical Co. Ltd. Class A	601,905	880
Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	880
Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	878
Jiangling Motors Corp. Ltd. Class A	234,298	878
China CSSC Holdings Ltd. Class A (XSHG)	249,270	877
Royal Group Co. Ltd. Class A	415,878	877
* Jiangsu Sunshine Co. Ltd. Class A	1,357,500	876
Zhongli Science & Technology Group Co. Ltd. Class A	358,100	876
Focus Technology Co. Ltd. Class A	91,900	875
Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	293,400	874
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	580,847	874
263 Network Communications Co. Ltd. Class A	410,688	874
Sanlux Co. Ltd. Class A	288,500	873
* Hongbo Co. Ltd. Class A	239,100	872
Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,328	872

*	China Shipping Haisheng Co. Ltd. Class A	550,522	872
*	China Automation Group Ltd.	5,704,000	872
	Guodian Nanjing Automation Co. Ltd. Class A	780,800	871
	Hangzhou Boiler Group Co. Ltd. Class A	539,015	871
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	870
	Juli Sling Co. Ltd. Class A	1,001,726	869
	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	2,096,576	868
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	867
*	Gansu Mogao Industrial Development Co. Ltd. Class A	425,300	867
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	867
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	534,864	866
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	471,011	865
	Zijin Mining Group Co. Ltd. Class A (XSSC)	1,649,100	864
*	China Dalian International Cooperation Group Holdings Ltd. Class A	239,900	863
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,238,201	863
*	Meisheng Cultural & Creative Corp. Ltd. Class A	169,379	863
^	Tech Pro Technology Development Ltd.	49,518,000	862
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	259,926	861
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	860
*	Nanning Sugar Industry Co. Ltd. Class A	251,259	860
	China CSSC Holdings Ltd. Class A (XSSC)	244,280	860
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	757,325	857
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	857
	Shunfa Hengye Corp. Class A	1,167,901	855
	Jiangsu Yinhe Electronics Co. Ltd. Class A	267,984	855
	Sundy Land Investment Co. Ltd. Class A	1,166,900	854
	Shenzhen Clou Electronics Co. Ltd. Class A	547,500	854
	Dalian Tianbao Green Foods Co. Ltd. Class A	542,700	854
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	850
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	849
	Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	849
*	Shenzhen Rapoo Technology Co. Ltd. Class A	114,690	848
	GEPIC Energy Development Co. Ltd. Class A	551,040	847
	Chongqing Dima Industry Co. Ltd. Class A	868,700	845
*	Dalian Friendship Group Class A	491,252	845
*	China Minsheng Drawin Technology Group Ltd.	19,800,000	845
	Nanjing Yunhai Special Metals Co. Ltd. Class A	264,017	844
*	Yunnan Aluminium Co. Ltd. Class A	869,300	844
	China Southern Airlines Co. Ltd. Class A (XSHG)	663,500	844
*,^ Baoxin Auto Group Ltd.		1,542,999	843
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	843
	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSSC)	425,399	842
*	Henan Dayou Energy Co. Ltd. Class A	976,700	841
	Jiangsu Fasten Co. Ltd. Class A	505,700	840
	Zhejiang Golden Eagle Co. Ltd. Class A	492,600	840
	Qingdao Doublestar Co. Ltd. Class A	809,100	840
*	Inzone Group Co. Ltd. Class A (XSHG)	673,492	840
*	Sichuan Hongda Co. Ltd. Class A	972,800	837
	Nantong Jianghai Capacitor Co. Ltd. Class A	385,345	836
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	836
*	China Huiyuan Juice Group Ltd.	2,415,000	835
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	835
	Heilongjiang Agriculture Co. Ltd. Class A	517,150	834
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	712,306	834
	Inspur Software Co. Ltd. Class A (XSSC)	193,426	833
*	IRICO Display Devices Co. Ltd. Class A	477,600	833
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	222,945	831

	Invengo Information Technology Co. Ltd. Class A	383,400	831
	Shandong Shengli Co. Class A	821,977	829
*	Ningbo Bird Co. Ltd. Class A	581,300	828
	Xian International Medical Investment Co. Ltd. Class A	834,250	827
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	319,400	827
*	Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,049,400	826
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	614,025	826
	Shindoo Chemical Industry Co. Ltd. Class A	376,570	826
*	Fujian Rongji Software Co. Ltd. Class A	360,600	826
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	825
	United Electronics Co. Ltd. Class A	234,958	825
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	464,676	825
*	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	212,170	824
*	Jiangsu Sopo Chemical Co. Class A	571,400	823
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	588,000	822
*	Hangzhou Advance Gearbox Group Co. Ltd. Class A	566,302	822
*,^ Qinqin Foodstuffs Group Cayman Co. Ltd.		2,215,980	820
	Sichuan Jiuzhou Electric Co. Ltd. Class A	478,268	819
	Real Nutriceutical Group Ltd.	8,797,000	819
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	542,300	818
	Yintai Resources Co. Ltd. Class A	362,735	818
^	China Energy Engineering Corp. Ltd.	5,596,000	817
	Dalian Refrigeration Co. Ltd. Class B	1,037,250	817
*	Jiangxi Copper Co. Ltd. Class A	374,244	817
*	Chongqing Yukaifa Co. Ltd. Class A	699,800	815
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	814
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	354,895	813
*	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	637,000	812
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	812
*	ENN Ecological Holdings Co. Ltd. Class A	475,655	811
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	620,352	810
*	China Calxon Group Co. Ltd. Class A	788,400	809
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	807
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	296,700	807
	SooChow Securities Co. Ltd. Class A (XSHG)	382,200	807
	Wanxiang Doneed Co. Ltd. Class A	354,518	805
*	Shanghai Join Buy Co. Ltd. Class A	421,900	805
*	Launch Tech Co. Ltd.	794,500	801
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSSC)	391,430	799
	Guangdong Shaoneng Group Co. Ltd. Class A	550,240	798
	YGSOFT Inc. Class A	386,400	797
	China Security & Fire Co. Ltd. Class A	286,000	797
*	Tibet Mineral Development Co. Class A	248,500	794
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	263,400	794
	Hangxiao Steel Structure Co. Ltd. Class A	748,885	793
	Hisense Electric Co. Ltd. Class A (XSSC)	295,362	793
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	552,211	793
*	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	146,821	793
	Shenzhen Gongjin Electronics Co. Ltd. Class A	139,200	793
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	478,200	792
*	Xinjiang Youhao Group Co. Ltd. Class A	569,700	792
	Zhejiang IDC Fluid Control Co. Ltd. Class A	178,748	791
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	791
*	Shanghai Shenhua Holdings Co. Ltd. Class A	1,337,862	790
*	China CIFCO Investment Co. Ltd. Class A	263,200	790
*	Harbin Hatou Investment Co. Ltd. Class A	462,920	789
	Guangxi Guidong Electric Power Co. Ltd. Class A	594,400	788

Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	338,800	787
* Guomai Technologies Inc. Class A	458,079	787
China Merchants Land Ltd.	4,948,000	786
Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	785
Chengzhi Co. Ltd. Class A	339,628	785
* Huludao Zinc Industry Co. Class A	943,200	785
* Jiangsu Youli Investment Holding Co. Ltd. Class A	527,000	785
Shantou Dongfeng Printing Co. Ltd. Class A (XSSC)	457,042	784
AVIC Aero-Engine Controls Co. Ltd. Class A	196,500	782
Air China Ltd. Class A (XSSC)	630,438	782
Tianjin Port Development Holdings Ltd.	5,236,000	778
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	314,900	778
Sino-Platinum Metals Co. Ltd. Class A (XSSC)	190,878	772
Guangdong Delian Group Co. Ltd. Class A	612,635	772
* Shanghai DZH Ltd. Class A	603,900	772
Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	771
Xiamen Xindeco Co. Ltd. Class A	316,950	770
* China Hi-Tech Group Co. Class A	389,800	769
Haima Automobile Group Co. Ltd. Class A	996,700	767
Zijin Mining Group Co. Ltd. Class A (XSHG)	1,461,400	766
* Tianjin Quanye Bazaar (Group) Co. Ltd. Class A	505,939	765
China National Medicines Corp. Ltd. Class A	185,586	765
* Hubei Sanxia New Building Material Co. Ltd. Class A	439,250	764
Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	290,800	764
* TOP Energy Co. Ltd-A Class A (XSHG)	905,105	763
Fujian Yanjing Huiquan Brewery Co. Ltd. Class A	385,601	762
Henan Yuguang Gold & Lead Co. Ltd. Class A	488,500	762
Shenzhen SDG Information Co. Ltd. Class A	202,200	761
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	177,401	759
Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	317,411	758
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	758
Qingdao Citymedia Co. Ltd. Class A	424,800	757
Lier Chemical Co. Ltd. Class A	535,544	757
* Yang Quan Coal Industry Group Co. Ltd. Class A (XSHG)	729,300	756
Henan Billions Chemicals Co. Ltd. Class A	353,453	756
Guangdong Homa Appliances Co. Ltd. Class A	87,819	755
* Yunnan Tourism Co. Ltd. Class A	586,599	755
Lianhe Chemical Technology Co. Ltd. Class A	363,350	754
Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	754
Jiangsu Yulong Steel Pipe Co. Ltd. Class A	549,400	753
^ Phoenix Satellite Television Holdings Ltd.	3,398,000	752
China Jushi Co. Ltd. Class A (XSHG)	437,360	751
Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	751
* Sichuan Haite High-tech Co. Ltd. Class A	302,880	750
* Canny Elevator Co. Ltd. Class A	327,700	750
Shenzhen Desay Battery Technology Co. Class A	134,000	749
Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	529,350	748
* Steyr Motors Co. Ltd. Class A	355,700	747
Zhejiang Vie Science & Technology Co. Ltd. Class A	197,300	747
Dawning Information Industry Co. Ltd. Class A (XSSC)	137,492	746
China Meheco Co. Ltd. Class A (XSSC)	281,360	745
Beijing Hualian Department Store Co. Ltd. Class A	1,257,800	744
* Jiangsu Sihuan Bioengineering Co. Ltd. Class A	755,900	743
Camel Group Co. Ltd. Class A (XSSC)	289,658	743
China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	742
Xinyu Iron & Steel Co. Ltd. Class A	935,300	742
* China Tungsten And Hightech Materials Co. Ltd. Class A	259,900	742

Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	1,041,300	741
Shanghai STEP Electric Corp. Class A	327,200	741
* Andon Health Co. Ltd. Class A	289,956	741
Shanghai Yanhua Smartech Group Co. Ltd. Class A	535,100	740
AVIC Helicopter Co. Ltd. Class A (XSSC)	116,660	740
* CITIC Securities Co. Ltd. Class A (XSHG)	302,500	740
Shandong Homey Aquatic Development Co. Ltd. Class A	1,203,298	738
Weihai Guangtai Airport Equipment Co. Ltd. Class A	192,902	737
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd.
Class A	471,000	736
* Shandong Longlive Bio-Technology Co. Ltd. Class A	429,000	735
AVIC Helicopter Co. Ltd. Class A (XSHG)	115,800	735
Cosmos Group Co. Ltd. Class A	735,100	734
Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	261,700	733
* Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	733
* Fujian Qingshan Paper Industry Co. Ltd. Class A	827,489	733
China Oil HBP Science & Technology Co. Ltd. Class A	772,312	733
Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	731
Qiming Information Technology Co. Ltd. Class A	348,028	731
* COFCO Tunhe Co. Ltd. Class A	421,800	730
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	730
Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	298,885	729
* China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	155,602	729
Neusoft Corp. Class A (XSHG)	275,400	728
Guangdong Electric Power Development Co. Ltd. Class A	937,800	727
* Great Wall Movie and Television Co. Ltd. Class A	354,700	727
Zhejiang Aokang Shoes Co. Ltd. Class A	238,676	725
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A
(XSHG)	613,200	725
Shenzhen Invt Electric Co. Ltd. Class A	579,476	725
Shanghai Yaoji Playing Card Co. Ltd. Class A	262,459	724
* Beijing Bewinner Communications Co. Ltd. Class A	257,632	724
* Kee Ever Bright Decorative Technology Co. Ltd. Class A	71,000	722
Ningbo Shanshan Co. Ltd. Class A (XSSC)	312,600	721
Wolong Electric Group Co. Ltd. Class A (XSSC)	478,525	720
* Beingmate Baby & Child Food Co. Ltd. Class A	387,500	719
Leaguer Stock Co. Ltd. Class A	295,217	719
* Shangying Global Co. Ltd. Class A	195,900	719
Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	342,800	715
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	440,600	713
Shanghai Dragon Corp. Class A	262,000	713
Hunan Jiangnan Red Arrow Co. Ltd. Class A	329,544	712
* Anhui Tongfeng Electronics Co. Ltd. Class A	647,400	712
* Yunnan Copper Co. Ltd. Class A	447,200	710
Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	709
Beijing Aerospace Changfeng Co. Ltd. Class A	150,187	709
* Zhejiang Guangsha Co. Ltd. Class A	706,650	709
* Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSSC)	313,863	708
Materials Industry Zhongda Group Co. Ltd. Class A (XSHG)	511,810	708
Hubei Broadcasting & Television Information Network Co. Ltd. Class A	291,600	708
China Automotive Engineering Research Institute Co. Ltd. Class A	482,145	707
Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	705
* Shenzhen Glory Medical Co. Ltd. Class A	218,494	704
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	375,968	704
* MIE Holdings Corp.	7,646,000	703
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	703
* Lander Sports Development Co. Ltd. Class A	299,300	702

Beijing GeoEnviron Engineering & Technology Inc. Class A	163,200	702
* Guangzhou KingTeller Technology Co. Ltd. Class A	550,116	701
Jinzhou Port Co. Ltd. Class A	1,144,371	701
* Bus Online Co. Ltd.	150,794	697
* PKU Healthcare Corp. Ltd. Class A	345,696	697
* Shenzhen Aisidi Co. Ltd. Class A	266,500	696
* Hubei Shuanghuan Science and Technology Stock Co. Ltd. Class A	678,400	696
Western Mining Co. Ltd. Class A	613,700	695
* Henan Zhongfu Industry Co. Ltd. Class A	820,000	695
Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	891,301	694
* Xining Special Steel Co. Class A	906,600	694
Wuhu Conch Profiles and Science Co. Ltd. Class A	451,945	693
Guirenniao Co. Ltd. Class A (XSSC)	191,699	693
* Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	808,669	693
Jiangsu Leike Defense Technology Co. Ltd. Class A	308,380	693
Zhefu Holding Group Co. Ltd. Class A	862,700	692
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	692
Xiamen Faratronic Co. Ltd. Class A (XSSC)	113,699	692
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	819,425	692
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	254,200	691
China Grand Automotive Services Co. Ltd. Class A	492,900	691
Lanzhou Great Wall Electrical Co. Ltd. Class A	483,100	690
* Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	689
China Meheco Co. Ltd. Class A (XSHG)	260,100	689
Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	688
Hengtong Optic-electric Co. Ltd. Class A (XSHG)	309,400	688
* Luyin Investment Group Co. Ltd. Class A	515,800	688
* Liaoning SG Automotive Group Co. Ltd. Class A	384,728	687
Beijing Capital Co. Ltd. Class A (XSHG)	1,167,800	687
Qianjiang Water Resources Development Co. Ltd. Class A	363,500	687
Anhui Jinhe Industrial Co. Ltd. Class A	293,100	686
* Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	127,100	686
Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	241,244	686
Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	270,900	686
Ningbo Marine Co. Ltd. Class A	938,000	685
Keda Clean Energy Co. Ltd. Class A (XSHG)	591,200	685
* Ningbo Tuopu Group Co. Ltd. Class A	159,900	684
* Shenzhen Textile Holdings Co. Ltd. Class A	361,875	682
Tellhow Sci-Tech Co. Ltd. Class A	284,700	682
* Guizhou Red Star Developing Co. Ltd. Class A	321,100	682
Shanghai Wanye Enterprises Co. Ltd. Class A (XSHG)	357,600	681
Xinjiang Sailimu Modern Agriculture Co. Ltd. Class A	580,800	679
* Gansu Dunhuang Seed Co. Ltd. Class A	573,570	675
FSPG Hi-Tech Co. Ltd. Class A	451,600	675
Jiangnan Group Ltd.	3,832,000	673
Mingsheng Holdings Co. Ltd. Class A	539,205	673
Hubei Chutian Expressway Co. Ltd. Class A	884,600	673
SDIC Power Holdings Co. Ltd. Class A (XSSC)	631,993	673
Beijing WKW Automotive Parts Co. Ltd. Class A	299,688	672
Changshouhua Food Co. Ltd.	1,536,000	672
* Minmetals Development Co. Ltd. Class A (XSHG)	252,800	671
* TDG Holdings Co. Ltd. Class A	320,500	671
Harbin Air Conditioning Co. Ltd. Class A	434,000	671
Zhejiang Jingu Co. Ltd. Class A	252,307	669
Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	668
Dongfang Electric Corp. Ltd. Class A (XSSC)	448,691	667
* Shen Zhen Mindata Holding Co. Ltd. Class A	302,100	667

Zhe Jiang Kangsheng Co. Ltd. Class A	461,700	666
Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	147,800	666
Shanghai U9 Game Co. Ltd. Class A	318,000	665
Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	665
* Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	665
* Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	664
Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	588,656	662
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSHG)	167,497	661
* Henan Ancai Hi-Tech Co. Ltd. Class A	422,150	661
Zhejiang Hangmin Co. Ltd. Class A (XSHG)	318,100	657
* Tian Jin Global Magnetic Card Co. Ltd. Class A	516,971	657
Jiangzhong Pharmaceutical Co. Ltd. Class A (XSSC)	128,400	656
Shanghai Jielong Industry Group Corp. Ltd. Class A	418,400	655
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	432,373	654
Fujian Dongbai Group Co. Ltd. Class A	698,000	654
* Tangshan Jidong Cement Co. Ltd. Class A	423,477	654
Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	652
Guangzhou Zhujiang Brewery Co. Ltd. Class A	366,300	652
* New Huadu Supercenter Co. Ltd. Class A	503,600	652
* Shenzhen Wongtee International Enterprise Co. Ltd. Class B	929,440	650
Xiwang Foodstuffs Co. Ltd. Class A	306,500	650
Jiangsu Aucksun Co. Ltd. Class A	397,950	650
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	768,720	649
Shenzhen ESUN Display Co. Ltd. Class A	79,326	649
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSSC)	983,303	648
* Orient Group Inc. Class A (XSHG)	631,900	647
Sinochem International Corp. Class A (XSHG)	414,700	647
Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	643
* Guangdong Weihua Corp. Class A	366,774	643
Aerospace Communications Holding Group Co. Ltd. Class A	220,819	642
Greatoo Intelligent Equipment Inc.	1,100,100	642
Shenzhen Properties & Resources Development Group Ltd. Class A	319,020	641
* Grinm Advanced Materials Co. Ltd. Class A (XSSC)	381,500	641
Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	640
* Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A
(XSHG)	542,800	639
Minmetals Land Ltd.	5,200,000	638
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	175,200	638
Integrated Electronic Systems Lab Co. Ltd. Class A	265,700	638
Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	637
* Befar Group Co. Ltd. Class A (XSSC)	827,456	637
Sichuan Chengfei Integration Technology Corp. Class A	110,023	637
* Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	636
* Tianjin Songjiang Co. Ltd. Class A	685,700	635
* Datong Coal Industry Co. Ltd. Class A (XSHG)	721,035	635
North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	633
Hubei Kaile Science & Technology Co. Ltd. Class A	265,300	632
Shaanxi Jinye Science Technology And Education Co. Ltd. Group Class A	435,808	631
Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	631
East China Engineering Science and Technology Co. Ltd. Class A	293,730	630
* Ingenious Ene-Carbon New Materials Co. Ltd. Class A	469,900	630
Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	630
Tibet Urban Development and Investment Co. Ltd. Class A (XSSC)	267,344	629
* Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	421,014	627
Befar Group Co. Ltd. Class A (XSHG)	814,262	626
Fujian Septwolves Industry Co. Ltd. Class A	413,309	622
* Goldenmax International Technology Ltd. Class A	284,700	620

* Haoxiangni Jujube Co. Ltd. Class A	120,475	620
* Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	917,600	619
KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	619
* Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	483,605	618
Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	618
DHC Software Co. Ltd. Class A	205,645	617
Chongqing Gangjiu Co. Ltd. Class A	563,000	617
Hisense Electric Co. Ltd. Class A (XSHG)	229,200	615
* Shanghai Potevio Co. Ltd. Class B	352,800	612
Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	610
Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	596,600	609
* Zhongfu Straits Pingtan Development Co. Ltd. Class A	502,444	609
Shanghai New World Co. Ltd. Class A (XSSC)	314,400	608
* Baotailong New Materials Co. Ltd. Class A	669,000	608
Anhui Sinonet & Xonglong Science & Technology Co. Ltd.	252,200	607
Shengyi Technology Co. Ltd. Class A (XSHG)	421,392	607
Colour Life Services Group Co. Ltd.	819,000	605
* Dongyue Group Ltd.	3,428,000	605
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	604
Guoguang Electric Co. Ltd. Class A	324,300	603
Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	601
* Shenyang Machine Tool Co. Ltd. Class A	262,000	601
Sinoma International Engineering Co. Class A (XSSC)	595,223	601
Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	600
Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	646,817	599
* Shenzhen Infinova Ltd. Class A	497,070	598
Southwest Securities Co. Ltd. Class A (XSHG)	547,606	597
Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSSC)	103,600	596
Jiangsu Huifeng Agrochemical Co. Ltd. Class A	767,979	596
Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	161,200	595
Shanghai Belling Co. Ltd. Class A (XSSC)	239,977	594
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	443,350	594
Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	593
Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSHG)	324,100	592
Better Life Commercial Chain Share Co. Ltd. Class A	296,787	590
* Bohai Financial Investment Holding Co. Ltd. Class A	575,800	590
* Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	589
Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	128,300	589
* Tongkun Group Co. Ltd. Class A (XSSC)	347,785	589
* Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	588
Zhejiang Juhua Co. Ltd. Class A (XSSC)	388,725	587
* Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	266,310	586
ZhongYeDa Electric Co. Ltd. Class A	257,200	586
* Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A (XSHG)	115,300	585
Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	582
Nanjing Central Emporium Class A (XSSC)	600,445	581
* Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	581
* Shenzhen Selen Science & Technology Co. Ltd. Class A	213,400	581
GITI Tire Corp. Class A	219,400	580
Nanjing Gaoke Co. Ltd. Class A (XSHG)	232,200	579
Citic Offshore Helicopter Co. Ltd. Class A	296,000	578
* Baotou Beifang Chuangye Co. Ltd. Class A	352,000	577
* Shandong Mining Machinery Group Co. Ltd. Class A	355,900	577
* Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSSC)	173,354	577
KPC Pharmaceuticals Inc. Class A (XSSC)	260,708	576
Lanpec Technologies Ltd. Class A	315,300	576
Guangdong Rongtai Industry Co. Ltd. Class A	395,400	576

Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	412,700	576
Jiangsu Huaxicun Co. Ltd. Class A	393,900	575
* China Hainan Rubber Industry Group Co. Ltd. Class A (XSHG)	655,100	574
* Ningbo Fuda Co. Ltd. Class A	692,700	573
* Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd. Class A	429,908	573
Lifan Industry Group Co. Ltd. Class A (XSSC)	360,300	571
North Navigation Control Technology Co. Ltd. Class A (XSSC)	231,258	571
* Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	571
Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	568
Hunan Huasheng Co. Ltd. Class A	383,400	568
China World Trade Center Co. Ltd. Class A (XSHG)	172,500	567
Chongqing Zongshen Power Machinery Co. Ltd. Class A	367,200	566
* Rizhao Port Co. Ltd. Class A (XSSC)	912,650	566
* Henan Thinker Automatic Equipment Co. Ltd. Class A	41,500	566
Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSSC)	696,286	565
China Sports Industry Group Co. Ltd. Class A (XSSC)	219,000	565
* Weichai Heavy Machinery Co. Ltd. Class A	289,224	563
Guangdong Guanhao High-Tech Co. Ltd. Class A	423,300	562
Ningbo Yunsheng Group Co. Ltd. Class A (XSSC)	166,155	561
Gansu Gangtai Holding Group Co. Ltd. Class A (XSHG)	226,680	560
Wanhua Chemical Group Co. Ltd. Class A (XSSC)	194,739	560
Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	594,938	559
Shanghai Feilo Acoustics Co. Ltd. Class A (XSHG)	301,800	559
Beijing Homyear Capital Holdings Co. Ltd. Class A (XSSC)	358,550	556
Ningbo Boway Alloy Material Co. Ltd. Class A	306,100	556
Rongan Property Co. Ltd. Class A	814,200	556
China Shenhua Energy Co. Ltd. Class A (XSSC)	251,550	555
Zhejiang Juhua Co. Ltd. Class A (XSHG)	367,800	555
Ningxia Xinri Hengli Steel Wire Co. Ltd. Class A	262,800	555
* Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	554
CMST Development Co. Ltd. Class A (XSHG)	467,300	554
* Zhejiang Jingxing Paper JSC Ltd. Class A	490,500	553
Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,710	552
* Shandong Hongda Mining Co. Ltd. Class A (XSHG)	208,582	552
Gansu Yasheng Industrial Group Co. Ltd. Class A (XSSC)	721,600	552
* Sichuan Tuopai Shede Wine Co. Ltd. Class A	155,400	550
* Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	550
Xiangtan Electric Manufacturing Co. Ltd. Class A (XSSC)	289,080	549
Shenguan Holdings Group Ltd.	6,646,000	549
Zhongnan Red Culture Group Co. Ltd. Class A	158,900	549
Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	213,800	548
Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	548
* Ningbo Sanxing Electric Co. Ltd. Class A (XSHG)	258,500	548
Chengdu B-Ray Media Co. Ltd. Class A	439,200	547
* Hengyi Petrochemical Co. Ltd. Class A	350,114	547
* Anhui Jiangnan Chemical Industry Co. Ltd. Class A	411,700	546
Shanghai ShenTong Metro Co. Ltd. Class A	262,401	544
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	336,650	543
Xiamen Tungsten Co. Ltd. Class A (XSHG)	134,000	543
* Cofco Biochemical Co. Ltd. Class A	292,300	543
* Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	838,896	542
* Qingdao Kingking Applied Chemistry Co. Ltd. Class A	141,100	541
Laobaixing Pharmacy Chain JSC Class A	72,121	540
Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	539
* Zhonglu Co. Ltd. Class A (XSSC)	127,650	538
* SRE Group Ltd.	18,474,000	538
* Bright Oceans Inter-Telecom Corp. Class A (XSSC)	261,302	538

* Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	1,419,100	537
* P2P Financial Information Service Co. Ltd. Class A	299,700	537
* People.cn Co. Ltd. Class A (XSHG)	180,600	536
Glarun Technology Co. Ltd. Class A (XSHG)	105,660	536
Loncin Motor Co. Ltd. Class A (XSHG)	179,300	536
* Pang Da Automobile Trade Co. Ltd. Class A (XSHG)	1,316,800	535
Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	534
* Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	532
* Star Lake Bioscience Co. Inc. Zhaoqing Guangdong Class A	621,400	531
Time Publishing and Media Co. Ltd. Class A (XSSC)	184,909	531
Zhuzhou Times New Material Technology Co. Ltd. Class A (XSSC)	210,490	530
Lingyuan Iron & Steel Co. Ltd. Class A	1,465,700	529
Suning Universal Co. Ltd. Class A	380,200	529
* Sichuan Shuangma Cement Co. Ltd. Class A	501,600	528
Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	390,000	528
Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	527
* Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	527
Maoye Communication and Network Co. Ltd. Class A	317,899	527
Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	525
Shaanxi Ligeance Mineral Resources Co. Ltd. Class A	166,866	524
* Guangdong Guanghua Sci-Tech Co. Ltd. Class A	156,000	523
* CITIC Heavy Industries Co. Ltd. Class A (XSSC)	639,422	521
China TransInfo Technology Co. Ltd. Class A	231,698	520
* Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	805,700	518
Xiamen ITG Group Corp. Ltd. Class A (XSSC)	381,474	516
* China Hainan Rubber Industry Group Co. Ltd. Class A (XSSC)	589,600	516
* Sunward Intelligent Equipment Co. Ltd. Class A	378,100	516
Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	306,000	514
* EverChina International Holdings Co. Ltd.	14,475,000	514
Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	480,121	513
Dashang Group Co. Ltd. Class A (XSHG)	84,700	513
* Shandong Jinling Mining Co. Ltd. Class A	445,000	512
Baoji Titanium Industry Co. Ltd. Class A	182,300	512
* Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	231,200	512
* China Minmetals Rare Earth Co. Ltd. Class A	287,300	512
Sichuan Tianyi Science & Technology Co. Ltd. Class A	225,500	511
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	508
Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,054,620	508
* CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	508
Shanghai Lansheng Corp. Class A (XSHG)	110,800	507
* Sichuan Western Resources Holding Co. Ltd. Class A	274,000	507
Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A	392,000	506
Shenzhen New Nanshan Holding Group Co. Ltd. Class A	422,344	506
Hefei Meiling Co. Ltd. Class B	860,900	504
Pacific Securities Co. Ltd./The Class A (XSHG)	547,690	503
* Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	357,771	501
Anhui Shanying Paper Industry Co. Ltd. Class A (XSHG)	1,176,000	501
Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	501
Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	301,900	499
First Tractor Co. Ltd. Class A (XSHG)	352,300	497
Eastern Communications Co. Ltd. Class A (XSHG)	392,200	495
Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	210,901	495
Shanghai Jahwa United Co. Ltd. Class A (XSSC)	110,843	495
* YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSHG)	644,700	493
* Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	32,000	492
Guangzhou Development Group Inc. Class A (XSHG)	427,000	491
* Lotus Health Industry Holding Group Co. Class A	614,500	488

Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	487
Shanghai Shenda Co. Ltd. Class A (XSSC)	254,393	486
* Yunnan Yuntianhua Co. Ltd. Class A	380,700	486
* BYD Co. Ltd. Class A	54,300	485
GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	484
Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	679,700	484
Anhui Xinli Finance Co. Ltd. Class A	119,900	482
* Wuhan Iron & Steel Co. Ltd. Class A (XSSC)	1,161,460	482
Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	147,108	480
* Elec-Tech International Co. Ltd. Class A	564,645	480
* Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSHG)	547,500	480
Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	260,600	478
Wuxi Huaguang Boiler Co. Ltd. Class A	216,100	478
* COSCO Shipping Co. Ltd. Class A (XSHG)	557,401	477
Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	460,400	477
Guangdong Nan Yang Cable Group Holding Co. Ltd. Class A	281,200	477
* Daphne International Holdings Ltd.	3,682,000	476
Changzheng Engineering Co. Ltd. Class A (XSSC)	97,803	475
Aeolus Tyre Co. Ltd. Class A	317,604	474
Tongwei Co. Ltd. Class A (XSHG)	526,200	474
Anhui Heli Co. Ltd. Class A (XSHG)	277,700	473
Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	471
* Linzhou Heavy Machinery Group Co. Ltd. Class A	424,260	471
* Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	1,253,300	470
* Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	385,200	469
Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	468
* Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	605,700	467
* Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSHG)	302,490	466
Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	465
* Henan Shenhuo Coal & Power Co. Ltd. Class A	644,700	464
Xinjiang Urban Construction Group Co. Ltd. Class A (XSHG)	449,600	463
Mesnac Co. Ltd. Class A	289,224	462
Fujian Longking Co. Ltd. Class A (XSHG)	245,222	461
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	460
China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	459
Jishi Media Co. Ltd. Class A (XSHG)	736,700	459
Great Wall Motor Co. Ltd. Class A	277,400	458
Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	458
Sichuan Guodong Construction Co. Ltd.	757,300	457
Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	322,351	455
Xinjiang International Industry Co. Ltd. Class A	396,709	455
Beijing Sifang Automation Co. Ltd. Class A (XSSC)	321,605	453
Qingdao East Steel Tower Stock Co. Ltd. Class A	343,181	452
Dawning Information Industry Co. Ltd. Class A (XSHG)	83,200	452
Sinotrans Air Transportation Development Co. Ltd. Class A (XSSC)	161,950	452
CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	451
Fushun Special Steel Co. Ltd. Class A (XSSC)	440,720	451
Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSHG)	145,500	451
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	450
* Blackcow Food Co. Ltd. Class A	183,600	449
V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	448
* Jilin Ji En Nickel Industry Co. Ltd. Class A	409,662	448
Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	81,400	447
Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSHG)	234,200	446
Shanghai Industrial Development Co. Ltd. Class A (XSHG)	275,300	445
Jiangzhong Pharmaceutical Co. Ltd. Class A (XSHG)	87,100	445
Shanghai Wanye Enterprises Co. Ltd. Class A (XSSC)	233,432	444

Anhui Xinke New Materials Co. Ltd. Class A (XSSC)	714,400	443
Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	443
* Wanda Hotel Development Co. Ltd.	4,394,000	443
Maoye Commericial Co. Ltd. Class A (XSHG)	402,600	443
Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	265,006	442
Shenzhen Noposion Agrochemicals Co. Ltd. Class A	265,600	442
* Zhejiang Qianjiang Biochem Class A	299,800	441
Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	440
Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	250,900	440
Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSHG)	215,300	439
Xilong Scientific Co. Ltd.	230,475	438
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	683,920	437
Ningbo Yunsheng Group Co. Ltd. Class A (XSHG)	129,300	436
Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	436
* Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	435
^ Hilong Holding Ltd.	3,190,000	435
* Kaidi Ecological and Environmental Technology Co. Ltd. Class A	331,800	434
Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	434
^ Universal Health International Group Holding Ltd.	8,078,000	433
Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	307,794	432
Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	256,976	432
Anshan Heavy Duty Mining Machinery Co. Ltd. Class A	100,300	430
Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSHG)	525,800	427
* Hunan Investment Group Co. Ltd. Class A	366,200	425
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	99,400	425
* Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	424
Huayi Electric Co. Ltd. Class A (XSSC)	293,437	423
Tongding Interconnection Information Co. Ltd. Class A	172,700	423
* Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	586,600	423
Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	421
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	122,800	421
Beijing Homyear Capital Holdings Co. Ltd. Class A (XSHG)	269,440	418
* Taiyuan Coal Gasification Co. Ltd. Class A	315,231	417
Deluxe Family Co. Ltd. Class A (XSSC)	284,200	416
China Western Power Industrial Co. Ltd. Class A	249,800	415
* China Television Media Ltd. Class A (XSSC)	122,031	414
* Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	413
Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	412
Sichuan Yahua Industrial Group Co. Ltd. Class A	398,200	411
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	305,900	410
* Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	1,053,172	409
* Xiamen XGMA Machinery Co. Ltd. Class A	443,700	409
* Konka Group Co. Ltd. Class A	535,900	408
* Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	406
China Sports Industry Group Co. Ltd. Class A (XSHG)	156,000	402
* Triumph Science & Technology Co. Ltd. Class A (XSSC)	154,775	402
Hainan Mining Co. Ltd. Class A (XSHG)	239,100	401
Lifan Industry Group Co. Ltd. Class A (XSHG)	250,700	397
Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	397
* Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	336,432	395
Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	393
Dashang Group Co. Ltd. Class A (XSSC)	64,500	391
Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	414,200	389
China Wafer Level CSP Co. Ltd. Class A (XSHG)	78,300	389
* DEA General Aviation Holding Co. Ltd. Class A	104,800	389
* Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	402,600	387
* Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	121,826	387

Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd. Class A	447,000	387
China National Software & Service Co. Ltd. Class A (XSHG)	97,500	386
Hydoo International Holding Ltd.	3,194,000	383
Fiyta Holdings Ltd. Class B	421,598	382
Welling Holding Ltd.	2,038,000	382
Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	151,400	381
Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	381
Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	429,000	380
* Meidu Energy Corp. Class A (XSHG)	496,400	380
Fujian Longking Co. Ltd. Class A (XSSC)	202,180	380
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	380
* Liuzhou Iron & Steel Co. Ltd. Class A	711,900	380
Beijing Haohua Energy Resource Co. Ltd. Class A (XSSC)	386,714	379
Beibuwan Port Co. Ltd. Class A	154,067	378
* Yangguang Co. Ltd. Class A	414,800	377
Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	377
Deluxe Family Co. Ltd. Class A (XSHG)	257,500	377
Camel Group Co. Ltd. Class A (XSHG)	146,600	376
* Wasu Media Holding Co. Ltd. Class A	133,500	376
Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	375
Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	373
* Dalian Port PDA Co. Ltd. Class A	416,700	373
Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	373
* Shenji Group Kunming Machine Tool Co. Ltd. Class A	395,120	373
Shandong Polymer Biochemicals Co. Ltd. Class A	306,100	372
* Tianjin Guangyu Development Co. Ltd. Class A	305,500	372
Hunan Nanling Industry Explosive Material Co. Ltd. Class A	159,950	371
Xiamen International Port Co. Ltd.	1,932,000	370
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSSC)	93,500	369
Xinjiang Joinworld Co. Ltd. Class A (XSHG)	343,200	368
Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	367
* Fangda Carbon New Material Co. Ltd. Class A (XSHG)	240,900	366
Sinoma International Engineering Co. Class A (XSHG)	361,650	365
Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	67,460	364
* Yunnan Yunwei Co. Ltd. Class A	448,200	364
Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	165,000	363
* Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	363
* Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	361
* Shanxi Coal International Energy Group Co. Ltd. Class A	745,199	361
* Rizhao Port Co. Ltd. Class A (XSHG)	580,400	360
Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	128,000	359
Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	357
Jiangsu Hongtu High Technology Co. Ltd. Class A	190,750	355
Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	354
Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	354
Citychamp Dartong Co. Ltd. Class A (XSHG)	343,700	354
EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	354
HNA Infrastructure Company Ltd.	328,000	353
* Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	123,000	352
* Yuanda China Holdings Ltd.	11,820,000	350
Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	285,100	349
Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	349
Sinopec Shanghai Petrochemical Co. Ltd. Class A	388,400	348
Nanjing Central Emporium Class A (XSHG)	358,100	347
Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	345
* Sichuan Guodong Construction Co. Ltd. Class A	570,200	344
Founder Technology Group Corp. Class A (XSHG)	533,300	344

Aerosun Corp. Class A (XSSC)	127,300	343
* Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	102,100	343
Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	342
Suzhou Hesheng Special Material Co. Ltd. Class A	95,400	342
China Molybdenum Co. Ltd. Class A (XSHG)	558,700	341
Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSHG)	59,100	340
Loncin Motor Co. Ltd. Class A (XSSC)	113,600	339
Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	339
Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	237,600	339
Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	339
* Bright Oceans Inter-Telecom Corp. Class A (XSHG)	164,500	339
* Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	833,600	339
Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSSC)	414,908	338
* Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	508,200	337
* Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSHG)	149,200	336
Dalian Yi Qiao Sea Cucumber Co. Ltd. Class A	309,375	334
* Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	274,100	334
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	600,400	333
* Saturday Co. Ltd. Class A	159,068	332
* Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A
(XSHG)	534,400	332
* Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	98,400	330
Long Yuan Construction Group Co. Ltd. Class A (XSSC)	236,700	330
Fushun Special Steel Co. Ltd. Class A (XSHG)	322,000	329
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	345,800	329
Sinomach Automobile Co. Ltd. Class A (XSHG)	177,150	328
Sundiro Holding Co. Ltd. Class A	289,100	324
* China Enterprise Co. Ltd. Class A	427,200	324
Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	324
* Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	324
* Zhangzidao Group Co. Ltd. Class A	238,100	324
Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	128,700	323
Changchai Co. Ltd. Class B	520,342	322
* Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSSC)	194,594	322
Bloomage BioTechnology Corp. Ltd.	192,500	319
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	318
Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	97,300	317
Chongqing Machinery & Electric Co. Ltd.	2,886,000	317
* Greattown Holdings Ltd. Class A	212,400	317
* Shandong Molong Petroleum Machinery Co. Ltd. Class A	252,828	316
Suzhou Tianma Specialty Chemicals Co. Ltd. Class A	254,600	315
* Infotmic Co. Ltd. Class A	245,000	315
Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	128,300	315
* Guanghui Energy Co. Ltd. Class A (XSSC)	455,853	314
Bright Real Estate Group Co. Ltd. Class A (XSHG)	229,900	311
Beijing Bashi Media Co. Ltd. Class A (XSSC)	128,917	310
* Anyuan Coal Industry Group Co. Ltd. Class A (XSSC)	441,499	310
* Changchun Eurasia Group Co. Ltd. Class A (XSSC)	66,200	309
Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	307
Jangho Group Co. Ltd. Class A (XSHG)	193,400	307
* Huadian Energy Co. Ltd. Class A	382,900	307
* Shantui Construction Machinery Co. Ltd. Class A	415,635	306
Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	306
Wolong Real Estate Group Co. Ltd. Class A (XSSC)	245,701	306
* Shenzhen Mason Technologies Co. Ltd. Class A	130,333	305
Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	305
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	302

* China Coal Energy Co. Ltd. Class A (XSHG)	361,900	302
Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	302
Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	301
* Guangdong Xinhui Meida Nylon Co. Ltd. Class A	236,100	298
Anhui Expressway Co. Ltd. Class A	144,600	298
^ China Resources and Transportation Group Ltd.	21,035,000	296
* Anyuan Coal Industry Group Co. Ltd. Class A (XSHG)	422,000	296
Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	155,047	295
Shanghai East China Computer Co. Ltd. Class A (XSHG)	72,280	295
Guirenniao Co. Ltd. Class A (XSHG)	81,674	295
Hainan Strait Shipping Co. Ltd. Class A	134,300	292
V V Food & Beverage Co. Ltd. Class A (XSSC)	346,368	291
Lucky Film Co. Class A (XSHG)	120,000	291
Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	290
Shanghai New World Co. Ltd. Class A (XSHG)	149,800	290
* Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	289
Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	288
* SDIC Xinji Energy Co. Ltd. Class A	474,302	286
Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSHG)	105,300	286
Black Peony Group Co. Ltd. Class A (XSHG)	225,400	285
* Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A
(XSHG)	98,300	282
Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	282
Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	165,800	281
Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	281
* Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSSC)	129,600	281
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	280
Inspur Software Co. Ltd. Class A (XSHG)	64,900	280
Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSHG)	228,600	280
* Minmetals Development Co. Ltd. Class A (XSSC)	104,800	278
* Chongyi Zhangyuan Tungsten Co. Ltd. Class A	151,000	278
* Shangdong Geo-Mineral Co. Ltd. Class A	181,000	277
Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	277
Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	276
Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	276
Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	275
YUD Yangtze River Investment Industry Co. Ltd. Class A (XSHG)	89,650	274
Sino-Platinum Metals Co. Ltd. Class A (XSHG)	67,500	273
* Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	142,098	272
China CITIC Bank Corp. Ltd. Class A (XSSC)	301,100	271
Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	271
Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	268
Zhejiang Daily Media Group Co. Ltd. Class A (XSSC)	116,969	267
Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	153,800	266
* Cangzhou Dahua Co. Ltd. Class A	168,483	263
Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	262
Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	291,700	262
* Chongqing Jianfeng Chemical Co. Ltd. Class A	233,300	261
* Global Bio-Chem Technology Group Co. Ltd.	10,418,000	260
Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	259
MeiHua Holdings Group Co. Ltd. Class A	270,800	259
Changzheng Engineering Co. Ltd. Class A (XSHG)	53,100	258
* Hainan Mining Co. Ltd. Class A (XSSC)	153,262	257
Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	135,171	257
Guangzhou Automobile Group Co. Ltd. Class A	72,086	257
Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	256
* Orient International Enterprise Ltd. Class A (XSHG)	97,700	255

* Shanghai 3F New Materials Co. Class A (XSHG)	121,500	253
* Fujian Cement Inc. Class A (XSHG)	208,400	249
Shandong Chenming Paper Holdings Ltd. Class A	183,300	249
* China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	247
Avic Heavy Machinery Co. Ltd. Class A (XSSC)	107,075	246
Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	104,570	246
Aerosun Corp. Class A (XSHG)	90,800	245
Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSSC)	385,000	242
Beijing Bashi Media Co. Ltd. Class A (XSHG)	100,118	241
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	241
* China Shipping Container Lines Co. Ltd. Class A (XSSC)	399,076	241
* Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	239
* Tongkun Group Co. Ltd. Class A (XSHG)	141,000	239
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	238
Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSHG)	374,934	235
* Shougang Concord International Enterprises Co. Ltd.	8,074,000	235
CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSHG)	123,400	235
Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	234
* Renrenle Commercial Group Co. Ltd. Class A	150,000	233
Elion Clean Energy Co. Ltd. Class A	255,600	230
Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSSC)	187,432	229
BBMG Corp. Class A (XSHG)	377,414	229
* Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSHG)	105,700	229
Oriental Times Media Corp. Class A	84,500	225
Zhejiang Nanyang Technology Co. Ltd. Class A	114,600	223
Huayuan Property Co. Ltd. Class A (XSHG)	338,900	223
Lucky Film Co. Class A (XSSC)	91,491	222
* Sichuan Golden Summit Group Class A	124,100	222
Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	129,000	221
Lingyun Industrial Corp. Ltd. Class A (XSHG)	98,200	221
* Zhejiang Hangmin Co. Ltd. Class A (XSSC)	106,300	220
Lawton Development Co. Ltd. Class A	129,400	216
Anhui Xinke New Materials Co. Ltd. Class A (XSHG)	348,200	216
Huayi Electric Co. Ltd. Class A (XSHG)	149,500	216
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	63,720	214
* Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	132,500	214
* Ningxia Orient Tantalum Industry Co. Ltd. Class A	144,700	213
Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	210
Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	205
Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	50,500	205
Shandong Xingmin Wheel Co. Ltd. Class A	70,226	204
* Zhejiang Haiyue Co. Ltd. Class A (XSHG)	112,600	204
Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	167,828	203
* China Television Media Ltd. Class A (XSHG)	59,700	202
Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	201
Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSHG)	101,500	201
* Triumph Science & Technology Co. Ltd. Class A (XSHG)	76,800	200
Lancy Co. Ltd. Class A	63,200	198
* SGIS Songshan Co. Ltd. Class A	459,790	198
China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	193
Bros Eastern Co. Ltd. Class A (XSHG)	210,100	190
* Beijing Enterprises Clean Energy Group Ltd.	7,500,579	188
TangShan Port Group Co. Ltd. Class A (XSHG)	300,960	187
Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	185
Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	103,100	181
* Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	178
Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	117,520	177

Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	177
Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	206,100	173
* Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	173
* China COSCO Holdings Co. Ltd. Class A	221,002	172
Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	172
* Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	176,100	169
South Huiton Co. Ltd. Class A	68,200	169
Xinjiang Urban Construction Group Co. Ltd. Class A (XSSC)	162,900	168
Yestar International Holdings Co. Ltd.	382,500	167
CECEP Wind-Power Corp. Class A (XSHG)	112,900	163
* Chengdu Huaze Cobalt & Nickel Material Co. Ltd. Class A	84,700	159
Shenzhen Chiwan Wharf Holdings Ltd. Class A	65,700	158
* Zhongyuan Special Steel Co. Ltd. Class A	109,700	156
Beijing North Star Co. Ltd. Class A (XSHG)	247,700	154
Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	154
Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	152
* Tianjin Tianhai Investment Co. Ltd. Class A	112,300	151
Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	167,900	149
Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	148
China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	148
* Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	133,100	147
* China Shipping Container Lines Co. Ltd. Class A (XSHG)	242,900	147
* China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	44,200	145
* Fujian Cement Inc. Class A (XSSC)	119,800	143
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	141
China Shipping Development Co. Ltd. Class A (XSHG)	153,200	141
* Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSHG)	81,200	135
CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSSC)	68,861	131
* Sinovel Wind Group Co. Ltd. Class A	321,200	131
* Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	131
Changyuan Group Ltd. Class A (XSSC)	59,400	129
* Shanghai AJ Group Co. Ltd. Class A (XSSC)	78,600	127
* China Tian Lun Gas Holdings Ltd.	165,000	126
* Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	106,890	126
Besttone Holdings Co. Ltd. Class A (XSSC)	49,600	125
Qingdao Haier Co. Ltd. Class A (XSHG)	75,300	124
* Kingray New Materials Science & Technology Co. Ltd. Class A	61,600	121
* New China Life Insurance Co. Ltd. Class A (XSHG)	19,000	114
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A
(XSSC)	93,831	111
* Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	110
* Orient International Enterprise Ltd. Class A (XSSC)	42,100	110
* China Coal Energy Co. Ltd. Class A (XSSC)	125,594	105
* Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	104
* Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	104
* Xinjiang Dushanzi Tianli High & New Tech Co. Ltd. Class A	126,600	102
* Inzone Group Co. Ltd. Class A (XSSC)	78,132	97
Sichuan EM Technology Co. Ltd. Class A (XSSC)	71,200	94
* Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	149,000	92
* Huatai Securities Co. Ltd. Class A (XSHG)	28,800	82
* Zhonglu Co. Ltd. Class A (XSHG)	19,300	81
Maoye International Holdings Ltd.	824,000	80
* Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	206,200	78
* Shandong Hongda Mining Co. Ltd. Class A (XSSC)	27,800	74
Huaxin Cement Co. Ltd. Class A (XSHG)	65,900	70
* Harbin Gong Da High-Tech Enterprise Development Co. Ltd. Class A	33,000	68
* Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	74,500	65

*	Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A
	(XSSC)	102,800	64
	China Railway Erju Co. Ltd. Class A (XSSC)	35,100	63
	China International Marine Containers Group Co. Ltd. Class A	30,200	63
*	COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	58
	China Shipping Development Co. Ltd. Class A (XSSC)	53,000	49
*	Xinjiang Xinxin Mining Industry Co. Ltd.	447,000	49
*	China ITS Holdings Co. Ltd.	267,000	24
*	Shunfeng International Clean Energy Ltd.	172,000	22
	Keda Clean Energy Co. Ltd. Class A (XSSC)	17,400	20
*	Shanghai 3F New Materials Co. Class A (XSSC)	9,500	20
	Agricultural Bank of China Ltd. Class A (XSSC)	20,000	9
*	Hidili Industry International Development Ltd.	260,000	7
*	Chigo Holding Ltd.	408,000	4
			15,611,769
Colombia (0.5%)
	Grupo de Inversiones Suramericana SA	3,535,628	44,132
	Bancolombia SA ADR	1,209,808	41,327
	Grupo Argos SA	4,777,028	28,787
	Cementos Argos SA	6,397,613	23,965
	Corp Financiera Colombiana SA	1,767,234	22,093
	Grupo de Inversiones Suramericana SA Preference Shares	1,548,476	18,925
	Grupo Aval Acciones y Valores Preference Shares	47,266,226	18,013
*	Ecopetrol SA	39,691,902	16,808
	Interconexion Electrica SA ESP	5,536,396	16,393
	Almacenes Exito SA	3,432,812	15,654
*	Ecopetrol SA ADR	1,701,606	14,549
	Bancolombia SA Preference Shares	1,634,187	14,000
*	Cemex Latam Holdings SA	2,847,829	11,502
	Cementos Argos SA Preference Shares	2,905,366	9,994
	Banco Davivienda SA Preference Shares	615,220	5,411
	Grupo Aval Acciones y Valores SA ADR	698,573	5,386
	Avianca Holdings SA Preference Shares	2,739,930	2,057
			308,996
Czech Republic (0.2%)
	CEZ AS	2,569,946	48,640
	Komercni banka as	1,220,086	48,068
*,2 Moneta Money Bank AS		1,462,545	4,510
	Philip Morris CR AS	4,909	2,677
	Pegas Nonwovens SA	75,560	2,516
			106,411
Egypt (0.3%)
	Commercial International Bank Egypt SAE	15,899,970	85,153
*	Global Telecom Holding SAE GDR	8,062,059	14,283
*	Egyptian Financial Group-Hermes Holding Co.	8,528,045	12,436
	Talaat Moustafa Group	15,788,519	9,957
	ElSewedy Electric Co.	1,282,551	6,283
	Telecom Egypt Co.	5,842,749	6,002
	Juhayna Food Industries	7,113,045	5,028
*	Pioneers Holding for Financial Investments SAE	3,347,456	4,813
*	Six of October Development & Investment	3,041,175	4,786
*	Orascom Construction Ltd.	951,131	4,561
	Palm Hills Developments SAE	14,014,191	4,132
*	Medinet Nasr Housing	2,461,385	3,971
*	Ezz Steel	3,558,889	3,326
	Sidi Kerir Petrochemicals Co.	2,204,960	3,269

	Heliopolis Housing	303,954	1,851
*	South Valley Cement	2,352,619	1,369
*	Egyptian Resorts Co.	15,521,741	1,348
*	Orascom Telecom Media And Technology Holding SAE	20,422,680	1,287
*	Arab Cotton Ginning	3,776,182	1,237
	Oriental Weavers	1,952,911	1,118
*	Citadel Capital SAE	9,118,931	1,049
	Porto Holding SAE	23,045,033	701
	Amer Group Holding	19,625,966	641
*	Global Telecom Holding SAE	768,520	363
*	Maridive & Oil Services SAE	1,026,881	298
*	Abu Dhabi Islamic Bank	695,741	295
			179,557
Greece (0.2%)
	Alpha Bank AE	11,899,562	24,001
	Hellenic Telecommunications Organization SA	2,308,124	22,670
	OPAP SA	1,894,168	15,203
	National Bank of Greece SA	56,596,300	13,023
	Eurobank Ergasias SA	19,433,483	11,248
	Piraeus Bank SA	42,948,642	7,342
	JUMBO SA	597,703	7,071
	Motor Oil Hellas Corinth Refineries SA	349,411	4,090
	Titan Cement Co. SA	173,530	3,977
*	Public Power Corp. SA	1,187,207	3,766
	FF Group	151,162	3,731
	Mytilineos Holdings SA	591,672	2,599
	Hellenic Exchanges SA	447,961	2,110
	Grivalia Properties REIC AE	223,847	1,743
	Aegean Airlines SA	162,261	1,297
*	Hellenic Petroleum SA	293,681	1,260
*	Ellaktor SA	771,760	1,171
*	GEK Terna Holding Real Estate Construction SA	472,505	1,031
	Metka Industrial - Construction SA	124,599	1,021
	Athens Water Supply & Sewage Co. SA	121,046	779
*	Fourlis Holdings SA	142,518	560
	Terna Energy SA	81,728	244
			129,937
Hong Kong (0.0%)
	Tongda Group Holdings Ltd.	29,160,000	5,881
*,^ FDG Electric Vehicles Ltd.		56,850,000	3,087
*,^ China Minsheng Financial Holding Corp. Ltd.		25,670,000	2,655
^	China Beidahuang Industry Group Holdings Ltd.	33,022,000	1,642
			13,265
Hungary (0.3%)
	OTP Bank plc	2,988,252	72,872
	MOL Hungarian Oil & Gas plc	792,052	49,693
	Richter Gedeon Nyrt	2,261,488	47,804
	Magyar Telekom Telecommunications plc	7,328,094	11,724
			182,093
India (12.1%)
	Housing Development Finance Corp. Ltd.	23,813,237	491,059
	Infosys Ltd.	28,532,084	457,088
	Reliance Industries Ltd.	23,847,032	361,725
	Tata Consultancy Services Ltd.	7,112,465	278,629
	Sun Pharmaceutical Industries Ltd.	16,769,084	208,430
	ITC Ltd.	43,760,040	165,544

ICICI Bank Ltd.	40,253,480	156,190
HDFC Bank Ltd.	8,137,132	151,455
Hindustan Unilever Ltd.	10,801,954	148,986
Tata Motors Ltd.	15,763,478	118,986
Bharti Airtel Ltd.	19,598,720	106,262
Oil & Natural Gas Corp. Ltd.	31,078,124	103,257
Mahindra & Mahindra Ltd.	4,646,106	101,871
Coal India Ltd.	20,124,542	98,837
Axis Bank Ltd.	11,995,351	98,249
Kotak Mahindra Bank Ltd.	8,571,369	97,915
HCL Technologies Ltd.	8,161,610	91,900
Lupin Ltd.	3,350,013	87,313
IndusInd Bank Ltd.	4,509,712	79,391
Larsen & Toubro Ltd.	3,385,675	79,009
State Bank of India	22,903,690	78,787
Asian Paints Ltd.	4,514,341	75,209
Hero MotoCorp Ltd.	1,539,357	73,655
NTPC Ltd.	30,757,193	72,828
Indian Oil Corp. Ltd.	8,861,235	72,020
Zee Entertainment Enterprises Ltd.	8,592,463	63,889
Eicher Motors Ltd.	188,146	63,234
UltraTech Cement Ltd.	1,051,515	58,434
Maruti Suzuki India Ltd.	775,491	55,252
HDFC Bank Ltd. ADR	784,659	54,353
Tech Mahindra Ltd.	7,252,080	52,981
Wipro Ltd.	6,386,594	52,046
Shriram Transport Finance Co. Ltd.	2,643,501	50,588
Bharti Infratel Ltd.	8,572,387	50,587
Aurobindo Pharma Ltd.	4,206,456	49,728
Bharat Petroleum Corp. Ltd.	5,475,374	48,451
JSW Steel Ltd.	1,890,868	47,424
Vedanta Ltd.	18,693,575	46,352
Godrej Consumer Products Ltd.	1,940,904	46,143
Power Grid Corp. of India Ltd.	17,413,454	45,812
Bajaj Auto Ltd.	1,125,026	45,501
Bosch Ltd.	120,151	44,884
Adani Ports & Special Economic Zone Ltd.	12,647,293	43,928
UPL Ltd.	4,660,705	43,619
Ambuja Cements Ltd.	10,188,143	41,347
Cipla Ltd.	5,212,230	41,101
Indiabulls Housing Finance Ltd.	3,504,254	40,070
Nestle India Ltd.	366,352	39,355
Dabur India Ltd.	8,548,501	38,795
Bajaj Finance Ltd.	246,676	38,240
Yes Bank Ltd.	2,025,253	36,945
Idea Cellular Ltd.	22,098,884	34,705
Piramal Enterprises Ltd.	1,403,067	33,618
* United Spirits Ltd.	913,684	33,470
Shree Cement Ltd.	135,593	32,646
^ Wipro Ltd. ADR	2,851,039	32,331
Marico Ltd.	7,463,025	31,691
LIC Housing Finance Ltd.	4,009,612	31,178
Dr Reddy's Laboratories Ltd.	657,542	28,952
Glenmark Pharmaceuticals Ltd.	2,231,035	28,730
^ Dr Reddy's Laboratories Ltd. ADR	657,770	28,712
GAIL India Ltd.	4,870,873	27,833
Siemens Ltd.	1,398,677	27,593

Bajaj Finserv Ltd.	657,590	26,822
Hindalco Industries Ltd.	12,832,996	25,712
Hindustan Petroleum Corp. Ltd.	1,344,763	25,306
Motherson Sumi Systems Ltd.	5,055,020	25,104
Tata Motors Ltd. Class A	4,918,365	23,827
Divi's Laboratories Ltd.	1,326,993	23,778
Pidilite Industries Ltd.	2,116,363	23,160
Titan Co. Ltd.	3,546,832	22,357
Mahindra & Mahindra Financial Services Ltd.	4,502,515	22,270
Cadila Healthcare Ltd.	3,946,648	21,671
Cairn India Ltd.	7,409,148	21,458
Britannia Industries Ltd.	477,410	20,962
Bharat Heavy Electricals Ltd.	9,313,397	20,372
Tata Steel Ltd.	3,639,141	19,356
Apollo Hospitals Enterprise Ltd.	948,438	19,309
Grasim Industries Ltd.	263,683	19,283
NMDC Ltd.	12,823,861	19,251
Oracle Financial Services Software Ltd.	340,905	18,735
Reliance Infrastructure Ltd.	2,053,505	18,684
ACC Ltd.	734,936	18,561
Rural Electrification Corp. Ltd.	5,742,999	18,259
Ashok Leyland Ltd.	12,706,958	18,110
Bharat Electronics Ltd.	975,925	18,052
* Tata Power Co. Ltd.	16,442,710	17,706
GlaxoSmithKline Pharmaceuticals Ltd.	355,684	17,600
Bharat Forge Ltd.	1,519,301	17,296
Power Finance Corp. Ltd.	5,270,070	17,249
DLF Ltd.	6,854,227	16,539
GlaxoSmithKline Consumer Healthcare Ltd.	174,645	16,524
* Bank of Baroda	7,131,699	16,219
ABB India Ltd.	839,335	15,872
Havells India Ltd.	2,639,726	15,354
Colgate-Palmolive India Ltd.	1,094,514	15,292
Cummins India Ltd.	1,160,319	15,133
NHPC Ltd.	37,761,061	14,296
United Breweries Ltd.	1,167,758	14,175
Emami Ltd.	824,616	14,063
Reliance Capital Ltd.	2,060,652	13,835
* Reliance Communications Ltd.	16,638,096	13,080
Torrent Pharmaceuticals Ltd.	599,856	12,932
Mindtree Ltd.	1,470,555	12,716
Castrol India Ltd.	1,910,974	12,629
Bajaj Holdings & Investment Ltd.	454,155	12,281
Mphasis Ltd.	1,475,186	11,914
Hindustan Zinc Ltd.	3,858,626	11,818
Steel Authority of India Ltd.	16,692,039	11,760
Page Industries Ltd.	54,437	11,693
Max Financial Services Ltd.	1,346,080	11,676
* Bharat Financial Inclusion Ltd.	835,691	11,349
Oil India Ltd.	2,002,357	11,083
Aditya Birla Nuvo Ltd.	492,772	10,454
* Punjab National Bank	5,549,131	10,275
Exide Industries Ltd.	3,681,280	9,869
* Indian Hotels Co. Ltd.	4,835,242	9,739
Rajesh Exports Ltd.	1,451,835	9,516
Sun TV Network Ltd.	1,361,642	9,144
Info Edge India Ltd.	731,374	8,949

	Vakrangee Ltd.	3,164,368	8,826
	Tata Communications Ltd.	1,298,050	8,556
	IDFC Bank Ltd.	10,695,559	8,268
	Federal Bank Ltd.	8,351,677	8,078
	Reliance Power Ltd.	9,887,017	8,032
*	Wockhardt Ltd.	530,480	8,019
*	IDFC Ltd.	9,625,449	7,882
*	Crompton Greaves Ltd.	6,696,003	7,870
	JSW Energy Ltd.	6,310,421	7,793
*	Jindal Steel & Power Ltd.	5,967,289	7,487
	Kajaria Ceramics Ltd.	389,277	7,393
	Strides Shasun Ltd.	424,700	7,393
	Berger Paints India Ltd.	2,047,746	7,284
	Petronet LNG Ltd.	1,611,628	7,180
	Godrej Industries Ltd.	1,016,713	6,538
*	Canara Bank	1,739,020	6,525
	Gillette India Ltd.	91,676	6,499
*	GMR Infrastructure Ltd.	30,136,344	6,456
	PI Industries Ltd.	546,326	6,186
*	Suzlon Energy Ltd.	23,630,091	6,186
	Ramco Cements Ltd.	700,027	5,758
	IDBI Bank Ltd.	5,341,349	5,595
	CRISIL Ltd.	181,373	5,492
	Adani Enterprises Ltd.	4,542,357	5,480
	AIA Engineering Ltd.	353,560	5,457
*,2 InterGlobe Aviation Ltd.		364,677	5,389
*	Gujarat Pipavav Port Ltd.	2,076,619	5,369
	Welspun India Ltd.	3,487,332	5,333
	Blue Dart Express Ltd.	60,334	5,282
	Jubilant Foodworks Ltd.	279,368	5,110
*	Adani Power Ltd.	12,181,014	5,092
	Bayer CropScience Ltd.	82,678	4,955
	Dewan Housing Finance Corp. Ltd.	1,483,678	4,955
	eClerx Services Ltd.	211,981	4,940
	Torrent Power Ltd.	1,919,830	4,869
	Sundaram Finance Ltd.	217,554	4,860
	Muthoot Finance Ltd.	975,263	4,826
	Apollo Tyres Ltd.	1,909,383	4,675
*	Tata Chemicals Ltd.	655,510	4,646
	Cyient Ltd.	627,135	4,646
*	Mangalore Refinery & Petrochemicals Ltd.	3,702,541	4,491
	L&T Finance Holdings Ltd.	3,479,655	4,477
	Just Dial Ltd.	536,853	4,469
	NCC Ltd.	3,654,603	4,466
	Biocon Ltd.	352,703	4,373
	Balkrishna Industries Ltd.	386,247	4,205
	Ajanta Pharma Ltd.	157,040	4,186
	Persistent Systems Ltd.	400,829	4,126
	Credit Analysis & Research Ltd.	256,790	4,069
*	Natco Pharma Ltd.	427,601	4,041
	Alembic Pharmaceuticals Ltd.	429,382	4,023
	Repco Home Finance Ltd.	316,459	4,011
*	Bank of India	2,381,069	3,989
	Great Eastern Shipping Co. Ltd.	787,388	3,947
	Sanofi India Ltd.	57,400	3,919
	Pfizer Ltd.	130,854	3,909
	Union Bank of India	2,040,587	3,903

Edelweiss Financial Services Ltd.	2,747,059	3,896
KRBL Ltd.	1,023,559	3,894
Arvind Ltd.	835,627	3,806
Supreme Industries Ltd.	271,826	3,802
Alstom T&D India Ltd.	709,154	3,660
* Indiabulls Real Estate Ltd.	2,628,065	3,621
Redington India Ltd.	2,350,113	3,613
Thermax Ltd.	273,246	3,590
GRUH Finance Ltd.	808,678	3,558
Sadbhav Engineering Ltd.	833,086	3,556
KPIT Technologies Ltd.	1,800,398	3,542
CESC Ltd.	384,359	3,527
Abbott India Ltd.	50,213	3,496
* Jaiprakash Associates Ltd.	18,964,999	3,432
Jubilant Life Sciences Ltd.	669,706	3,367
Oberoi Realty Ltd.	761,858	3,320
* Housing Development & Infrastructure Ltd.	2,136,125	3,253
* Sun Pharma Advanced Research Co. Ltd.	605,857	3,240
* Voltas Ltd.	618,340	3,235
National Aluminium Co. Ltd.	4,619,467	3,222
Amara Raja Batteries Ltd.	225,152	3,161
Karur Vysya Bank Ltd.	437,193	3,141
TVS Motor Co. Ltd.	664,781	2,910
Prestige Estates Projects Ltd.	1,044,045	2,908
* Fortis Healthcare Ltd.	1,111,564	2,855
Srei Infrastructure Finance Ltd.	2,516,648	2,826
Bajaj Corp. Ltd.	482,295	2,821
Hexaware Technologies Ltd.	851,641	2,811
* Balrampur Chini Mills Ltd.	1,374,444	2,724
MRF Ltd.	5,332	2,701
Sintex Industries Ltd.	2,319,636	2,664
Cox & Kings Ltd.	898,431	2,570
Gujarat State Petronet Ltd.	1,270,028	2,523
WABCO India Ltd.	26,440	2,514
Gateway Distriparks Ltd.	622,448	2,450
* Unitech Ltd.	21,892,999	2,368
Tube Investments of India Ltd.	275,936	2,274
* Ipca Laboratories Ltd.	292,435	2,256
IRB Infrastructure Developers Ltd.	684,201	2,212
* Bajaj Hindusthan Sugar Ltd.	7,281,776	2,191
IFCI Ltd.	5,024,301	2,186
Kansai Nerolac Paints Ltd.	419,469	2,141
South Indian Bank Ltd.	6,636,100	2,118
* Alkem Laboratories Ltd.	88,451	2,076
Gujarat Gas Ltd.	233,721	2,063
2 Syngene International Ltd.	329,886	2,060
* Dish TV India Ltd.	1,335,537	2,059
Jammu & Kashmir Bank Ltd.	2,001,602	2,015
Sobha Ltd.	396,088	1,979
Oriental Bank of Commerce	1,126,646	1,977
Jain Irrigation Systems Ltd.	1,836,595	1,950
* Whirlpool of India Ltd.	150,636	1,904
Indian Bank	799,177	1,890
Gujarat Fluorochemicals Ltd.	199,773	1,887
Coromandel International Ltd.	489,650	1,869
VA Tech Wabag Ltd.	210,581	1,828
PTC India Ltd.	1,544,294	1,827

* RattanIndia Power Ltd.	9,918,668	1,695
* Corp Bank	2,639,732	1,644
Engineers India Ltd.	484,592	1,644
* Videocon Industries Ltd.	1,030,193	1,621
Rolta India Ltd.	1,506,330	1,528
* Central Bank of India	998,384	1,459
Welspun Corp. Ltd.	1,062,129	1,384
Symphony Ltd.	38,403	1,383
* Mahindra CIE Automotive Ltd.	499,211	1,376
2 Dr Lal PathLabs Ltd.	90,605	1,317
* Marksans Pharma Ltd.	1,829,564	1,301
* Vijaya Bank	2,094,458	1,296
Kaveri Seed Co. Ltd.	220,029	1,286
Radico Khaitan Ltd.	921,248	1,248
Karnataka Bank Ltd.	556,693	1,222
* TV18 Broadcast Ltd.	2,020,271	1,219
* Shipping Corp. of India Ltd.	1,047,395	1,131
* Amtek Auto Ltd.	1,547,517	1,108
* Polaris Consulting & Services Ltd.	388,999	1,106
* Tata Global Beverages Ltd.	476,262	1,013
* DEN Networks Ltd.	777,697	1,008
Indraprastha Gas Ltd.	99,929	969
Raymond Ltd.	140,225	959
* Bharti Retail Ltd.	472,932	925
* Jet Airways India Ltd.	98,474	910
Jindal Saw Ltd.	1,168,007	893
* Indian Overseas Bank	2,108,758	867
* Syndicate Bank	657,322	754
* Alstom India Ltd.	77,455	720
* Hindustan Construction Co. Ltd.	2,017,431	705
* Shree Renuka Sugars Ltd.	2,551,649	696
* Punj Lloyd Ltd.	2,195,684	684
* India Cements Ltd.	343,895	640
Chambal Fertilizers and Chemicals Ltd.	599,931	578
Ceat Ltd.	43,471	562
* Castex Technologies Ltd.	2,624,846	546
* UCO Bank	800,000	530
* Reliance Defence and Engineering Ltd.	465,415	476
Gujarat Mineral Development Corp. Ltd.	368,128	437
Future Enterprises Ltd.	1,274,713	421
McLeod Russel India Ltd.	126,557	387
Multi Commodity Exchange of India Ltd.	24,090	381
Andhra Bank	286,108	258
Gujarat State Fertilizers & Chemicals Ltd.	58,475	61
* Hathway Cable & Datacom Ltd.	21,427	10
		6,927,023
Indonesia (2.8%)
Telekomunikasi Indonesia Persero Tbk PT	756,775,705	246,339
Bank Central Asia Tbk PT	188,869,924	208,732
Astra International Tbk PT	301,914,000	178,766
Bank Rakyat Indonesia Persero Tbk PT	163,142,000	144,100
Bank Mandiri Persero Tbk PT	143,625,080	111,495
Unilever Indonesia Tbk PT	17,405,230	59,947
Bank Negara Indonesia Persero Tbk PT	120,389,461	49,360
Indofood Sukses Makmur Tbk PT	69,275,796	44,183
Perusahaan Gas Negara Persero Tbk	168,682,304	42,508
Kalbe Farma Tbk PT	304,663,090	39,076

Gudang Garam Tbk PT	7,360,380	38,007
Semen Indonesia Persero Tbk PT	47,520,804	34,151
Charoen Pokphand Indonesia Tbk PT	116,560,432	33,478
United Tractors Tbk PT	24,222,101	29,194
Indocement Tunggal Prakarsa Tbk PT	21,142,631	27,649
Indofood CBP Sukses Makmur Tbk PT	37,541,600	24,723
Surya Citra Media Tbk PT	92,510,300	22,411
Lippo Karawaci Tbk PT	234,064,811	20,304
Summarecon Agung Tbk PT	132,080,364	17,171
Adaro Energy Tbk PT	206,325,080	16,473
* XL Axiata Tbk PT	57,435,305	16,288
Ciputra Development Tbk PT	131,443,163	14,137
Tower Bersama Infrastructure Tbk PT	32,354,700	14,102
Pakuwon Jati Tbk PT	282,396,700	14,081
Bank Danamon Indonesia Tbk PT	50,778,096	13,584
Jasa Marga Persero Tbk PT	33,074,500	13,483
Media Nusantara Citra Tbk PT	80,134,350	13,214
Tambang Batubara Bukit Asam Persero Tbk PT	13,641,225	10,310
Bumi Serpong Damai Tbk PT	61,741,300	9,889
AKR Corporindo Tbk PT	18,908,300	9,768
* Aneka Tambang Persero Tbk PT	159,902,191	9,731
Global Mediacom Tbk PT	111,187,689	8,768
* Astra Agro Lestari Tbk PT	6,769,308	7,510
Indo Tambangraya Megah Tbk PT	6,785,100	6,537
* Vale Indonesia Tbk PT	32,245,827	6,330
Waskita Karya Persero Tbk PT	27,791,800	5,891
Ace Hardware Indonesia Tbk PT	74,802,700	5,547
Wijaya Karya Persero Tbk PT	20,281,700	4,629
Bank Tabungan Negara Persero Tbk PT	30,520,500	4,615
Link Net Tbk PT	12,138,700	4,055
* Alam Sutera Realty Tbk PT	92,551,900	3,722
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	34,147,900	3,676
Matahari Putra Prima Tbk PT	25,418,000	3,377
* Mitra Adiperkasa Tbk PT	7,239,000	2,629
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	23,540,800	2,565
Wijaya Karya Beton Tbk PT	31,862,400	2,439
* Siloam International Hospitals Tbk PT	3,085,800	2,306
* Panin Financial Tbk PT	140,265,000	2,276
Ramayana Lestari Sentosa Tbk PT	23,421,239	2,176
* Eagle High Plantations Tbk PT	109,107,600	1,954
* Lippo Cikarang Tbk PT	3,281,700	1,884
Intiland Development Tbk PT	40,073,600	1,776
Surya Semesta Internusa Tbk PT	28,156,000	1,510
* Agung Podomoro Land Tbk PT	66,241,600	1,498
* Medco Energi Internasional Tbk PT	10,870,100	1,407
* Gajah Tunggal Tbk PT	11,039,200	1,364
* Sigmagold Inti Perkasa Tbk PT	41,608,500	1,277
* Krakatau Steel Persero Tbk PT	26,384,900	1,190
Salim Ivomas Pratama Tbk PT	32,805,500	1,159
Bekasi Fajar Industrial Estate Tbk PT	40,037,600	1,054
BISI International Tbk PT	6,870,300	925
Timah Persero Tbk PT	14,447,500	924
* MNC Investama Tbk PT	42,113,300	547
* Bumi Resources Tbk PT	66,496,700	345
Sampoerna Agro PT	1,691,500	257
* Energi Mega Persada Tbk PT	59,051,800	225
* Harum Energy Tbk PT	2,553,700	224

Holcim Indonesia Tbk PT	1,986,200	168
		1,625,390
Malaysia (3.9%)
Public Bank Bhd. (Local)	47,230,200	226,412
Tenaga Nasional Bhd.	52,992,107	187,268
Malayan Banking Bhd.	80,223,288	158,210
Axiata Group Bhd.	68,401,794	95,729
Sime Darby Bhd.	49,546,413	90,410
CIMB Group Holdings Bhd.	83,395,548	90,015
IHH Healthcare Bhd.	44,612,576	71,717
DiGi.Com Bhd.	57,840,450	70,504
Petronas Chemicals Group Bhd.	43,513,822	70,038
Genting Bhd.	34,583,290	69,890
Petronas Gas Bhd.	12,143,396	66,454
Maxis Bhd.	40,417,450	59,789
IOI Corp. Bhd.	54,739,478	56,918
Kuala Lumpur Kepong Bhd.	8,634,012	49,073
Genting Malaysia Bhd.	45,673,590	48,224
IJM Corp. Bhd.	51,793,200	43,138
MISC Bhd.	22,495,391	41,535
Gamuda Bhd.	34,197,516	40,495
PPB Group Bhd.	9,779,908	38,476
YTL Corp. Bhd.	84,449,256	34,670
AMMB Holdings Bhd.	31,742,058	33,572
Hong Leong Bank Bhd.	9,855,000	31,805
Telekom Malaysia Bhd.	18,524,240	31,105
Petronas Dagangan Bhd.	4,858,700	27,800
British American Tobacco Malaysia Bhd.	2,236,087	27,125
2 Astro Malaysia Holdings Bhd.	33,156,900	23,826
* SapuraKencana Petroleum Bhd.	60,257,662	21,397
Malaysia Airports Holdings Bhd.	14,311,700	20,915
RHB Bank Bhd.	15,655,230	19,604
Westports Holdings Bhd.	17,515,924	19,390
Alliance Financial Group Bhd.	18,653,817	18,264
IOI Properties Group Bhd.	30,523,794	17,702
YTL Power International Bhd.	44,607,068	15,674
UMW Holdings Bhd.	11,022,320	15,456
Hong Leong Financial Group Bhd.	3,889,015	14,558
KLCCP Stapled Group	7,791,400	14,359
Dialog Group Bhd.	38,243,800	14,316
AirAsia Bhd.	19,407,148	13,983
Lafarge Malaysia Bhd.	7,021,120	13,716
Felda Global Ventures Holdings Bhd.	29,780,957	13,553
SP Setia Bhd Group	15,461,224	11,670
Berjaya Sports Toto Bhd.	13,893,898	11,194
Bumi Armada Bhd.	54,890,940	10,105
Top Glove Corp. Bhd.	9,361,800	9,868
Sunway REIT	20,448,500	8,391
Hartalega Holdings Bhd.	7,857,500	8,300
My EG Services Bhd.	16,343,800	8,042
Genting Plantations Bhd.	3,072,900	7,960
MMC Corp. Bhd.	14,994,500	7,745
KPJ Healthcare Bhd.	7,313,700	7,689
Malakoff Corp. Bhd.	18,952,800	7,501
BIMB Holdings Bhd.	6,781,400	6,727
HAP Seng Consolidated Bhd.	3,502,200	6,668
UEM Sunrise Bhd.	24,121,000	6,177

Bursa Malaysia Bhd.	2,858,700	6,050
Sunway Bhd.	8,117,500	5,843
Inari Amertron Bhd.	7,231,700	5,512
Mah Sing Group Bhd.	13,443,966	5,351
Press Metal Bhd.	4,730,000	4,847
Kossan Rubber Industries	2,854,700	4,672
TIME dotCom Bhd.	2,344,800	4,328
WCT Holdings Bhd.	10,990,100	4,220
Cahya Mata Sarawak Bhd.	4,601,900	4,074
Yinson Holdings Bhd.	4,943,000	3,734
Berjaya Auto Bhd.	5,369,000	3,087
Unisem M Bhd.	4,519,800	2,990
Capitaland Malaysia Mall Trust	7,971,600	2,961
Malaysia Building Society Bhd.	16,437,400	2,791
Pos Malaysia Bhd.	3,940,500	2,762
QL Resources Bhd.	2,499,600	2,679
* Syarikat Takaful Malaysia Bhd.	2,356,500	2,324
Pavilion REIT	4,734,700	2,151
Berjaya Corp. Bhd.	24,116,300	2,076
* Eastern & Oriental Bhd.	4,617,900	1,928
Supermax Corp. Bhd.	3,416,500	1,746
* Malaysia Marine and Heavy Engineering Holdings Bhd.	6,575,735	1,735
Aeon Co. M Bhd.	2,500,000	1,666
Gas Malaysia Bhd.	2,800,000	1,652
Media Prima Bhd.	4,547,100	1,621
DRB-Hicom Bhd.	7,207,800	1,603
* Parkson Holdings Bhd.	6,504,587	1,247
Malaysian Resources Corp. Bhd.	4,247,400	1,222
VS Industry Bhd.	3,762,300	1,221
* Eco World Development Group Bhd.	3,797,300	1,204
* UMW Oil & Gas Corp. Bhd.	5,334,400	1,180
Datasonic Group Bhd.	3,584,200	1,172
* Gamuda Bhd. Warrants Expire 12/31/99	5,563,852	1,052
* AirAsia X Bhd.	9,549,200	942
* Mulpha International Bhd.	16,134,300	892
Muhibbah Engineering M Bhd.	1,441,800	789
Coastal Contracts Bhd.	1,712,100	636
OSK Holdings Bhd.	1,411,400	552
* Dayang Enterprise Holdings Bhd.	2,094,500	512
TA Enterprise Bhd.	3,817,100	469
Puncak Niaga Holdings Bhd.	1,686,100	439
* Mudajaya Group Bhd.	1,277,400	384
Sunway Construction Group Bhd.	882,200	357
* KNM Group Bhd.	2,961,000	301
* RHB Captial BHD	11,952,935	142
* Malaysian Bulk Carriers Bhd.	578,700	108
* Scomi Group Bhd.	2,056,700	76
* MPHB Capital Bhd.	100,600	34
		2,234,456
Mexico (4.4%)
Fomento Economico Mexicano SAB de CV	32,275,937	288,762
America Movil SAB de CV	416,596,418	239,515
Grupo Televisa SAB	39,377,310	209,025
Wal-Mart de Mexico SAB de CV	82,680,454	188,952
Grupo Financiero Banorte SAB de CV	34,466,896	188,768
* Cemex SAB de CV	207,481,384	158,128
Grupo Mexico SAB de CV Class B	58,382,087	140,895

Grupo Bimbo SAB de CV Class A	28,909,590	86,174
Fibra Uno Administracion SA de CV	39,492,111	80,543
Alfa SAB de CV Class A	43,494,636	71,192
Grupo Aeroportuario del Sureste SAB de CV Class B	3,572,904	54,908
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,415,278	53,278
Coca-Cola Femsa SAB de CV	6,696,519	52,640
Grupo Financiero Inbursa SAB de CV	32,106,147	51,592
Industrias Penoles SAB de CV	1,951,389	50,209
Grupo Financiero Santander Mexico SAB de CV Class B	23,613,170	43,020
Mexichem SAB de CV	17,443,614	38,013
Gruma SAB de CV Class B	2,612,228	37,570
Promotora y Operadora de Infraestructura SAB de CV (XMEX)	3,111,295	36,284
Gentera SAB de CV	17,894,802	33,251
Grupo Carso SAB de CV	7,534,571	30,769
Alsea SAB de CV	8,534,590	30,438
Kimberly-Clark de Mexico SAB de CV Class A	13,330,908	30,153
El Puerto de Liverpool SAB de CV	2,887,634	27,988
Arca Continental SAB de CV	4,278,035	27,519
Megacable Holdings SAB de CV	5,168,079	20,714
* OHL Mexico SAB de CV	12,238,353	16,605
Grupo Lala SAB de CV	7,449,995	16,183
* Genomma Lab Internacional SAB de CV Class B	13,349,718	15,308
* Telesites SAB de CV	23,531,983	14,232
Grupo Aeroportuario del Centro Norte SAB de CV Class B	2,069,777	12,872
Infraestructura Energetica Nova SAB de CV	3,065,247	12,382
Industrias Bachoco SAB de CV Class B	2,630,112	11,408
* Industrias CH SAB de CV Class B	2,727,686	10,956
Grupo Comercial Chedraui SA de CV	4,748,140	10,773
* Organizacion Soriana SAB de CV Class B	4,197,350	10,320
Macquarie Mexico Real Estate Management SA de CV	7,913,837	10,125
PLA Administradora Industrial S de RL de CV	5,713,000	9,479
Alpek SAB de CV	5,323,363	9,437
Grupo Sanborns SAB de CV	6,582,002	8,274
Grupo Elektra SAB DE CV	552,873	8,168
Corp Inmobiliaria Vesta SAB de CV	4,944,111	7,120
Promotora y Operadora de Infraestructura SAB de CV (XMEX) Class L	759,286	7,101
Bolsa Mexicana de Valores SAB de CV	3,866,958	6,851
* La Comer SAB de CV	7,683,500	6,839
Prologis Property Mexico SA de CV	4,305,269	6,792
* Minera Frisco SAB de CV	8,154,976	6,672
Concentradora Fibra Danhos SA de CV	3,612,314	6,552
* Grupo Aeromexico SAB de CV	2,771,946	5,430
* Controladora Vuela Cia de Aviacion SAB de CV Class A	2,495,992	4,545
Credito Real SAB de CV SOFOM ER	2,166,678	4,046
Banregio Grupo Financiero SAB de CV	671,600	3,848
Grupo Financiero Interacciones SA de CV	745,600	3,646
* Hoteles City Express SAB de CV	3,107,773	3,257
Grupo Herdez SAB de CV	1,460,926	3,029
Concentradora Fibra Hotelera Mexicana SA de CV	4,145,206	2,985
Unifin Financiera SAB de CV SOFOM ENR	985,173	2,585
Qualitas Controladora SAB de CV	1,468,600	2,062
* Grupo GICSA SA de CV	2,857,700	1,981
* Axtel SAB de CV	5,582,300	1,664
TV Azteca SAB de CV	8,731,139	1,420
2 Nemak SAB de CV	1,247,606	1,418
Grupo Rotoplas SAB de CV	578,900	1,021
Consorcio ARA SAB de CV	2,366,068	873

*,2 Elementia SAB de CV		725,000	861
*	Empresas ICA SAB de CV	4,673,309	608
*	Grupo Famsa SAB de CV Class A	243,000	104
			2,540,132
Pakistan (0.1%)
	Oil & Gas Development Co. Ltd.	10,550,100	13,817
	Pakistan Petroleum Ltd.	6,408,989	9,670
	Fauji Fertilizer Co. Ltd.	7,223,274	7,842
	National Bank of Pakistan	8,153,369	4,973
	Hub Power Co. Ltd.	3,143,143	3,957
	Engro Corp. Ltd.	1,032,942	3,299
	Lucky Cement Ltd.	341,754	2,416
	Pakistan State Oil Co. Ltd.	577,151	2,307
	United Bank Ltd.	1,110,500	1,964
	DG Khan Cement Co. Ltd.	810,514	1,623
	Kot Addu Power Co. Ltd.	1,698,774	1,427
	Pakistan Oilfields Ltd.	412,000	1,377
			54,672
Peru (0.3%)
	Credicorp Ltd. (XNYS)	433,439	69,493
	Credicorp Ltd. (XLIM)	357,268	57,556
*	Cia de Minas Buenaventura SAA ADR	2,626,675	38,481
*	Cia de Minas Buenaventura SAA	461,011	5,642
			171,172
Philippines (1.9%)
	SM Investments Corp.	7,314,388	107,081
	SM Prime Holdings Inc.	120,861,997	75,009
	Ayala Corp.	3,767,067	69,640
	Ayala Land Inc.	78,487,029	65,842
	JG Summit Holdings Inc.	37,026,910	65,665
	Aboitiz Equity Ventures Inc.	34,944,767	57,943
	Universal Robina Corp.	13,516,069	57,543
	BDO Unibank Inc.	23,080,122	55,502
	Bank of the Philippine Islands	24,758,345	50,459
	Philippine Long Distance Telephone Co.	1,123,325	50,174
	Metropolitan Bank & Trust Co.	20,411,711	41,165
	Jollibee Foods Corp.	6,862,799	37,167
	Manila Electric Co.	4,795,715	33,000
	GT Capital Holdings Inc.	851,726	27,855
	Aboitiz Power Corp.	26,646,326	25,606
	Alliance Global Group Inc.	66,820,034	22,953
	Metro Pacific Investments Corp.	135,676,900	21,622
	Megaworld Corp.	190,146,213	20,326
	Globe Telecom Inc.	407,968	19,644
	DMCI Holdings Inc.	67,479,350	18,656
	International Container Terminal Services Inc.	11,567,650	15,731
	LT Group Inc.	46,556,427	15,421
	Semirara Mining & Power Corp. Class A	5,061,042	12,835
	Energy Development Corp.	101,771,753	12,698
	Security Bank Corp.	2,486,080	11,563
	Robinsons Land Corp.	15,900,600	10,810
	Puregold Price Club Inc.	9,811,800	9,998
	Petron Corp.	37,878,900	8,612
*	First Gen Corp.	15,148,500	8,336
*	DoubleDragon Properties Corp.	5,498,480	6,704
	Robinsons Retail Holdings Inc.	3,224,030	5,900

*	Bloomberry Resorts Corp.	48,920,972	5,823
	Vista Land & Lifescapes Inc.	45,131,305	5,755
	Manila Water Co. Inc.	10,072,800	5,551
	Emperador Inc.	34,602,500	5,465
	Cebu Air Inc.	2,019,300	4,672
	Filinvest Land Inc.	95,788,000	3,962
	D&L Industries Inc.	18,170,700	3,832
	Lopez Holdings Corp.	16,114,300	2,617
	First Philippine Holdings Corp.	1,621,690	2,438
	Cosco Capital Inc.	12,841,000	2,193
	Belle Corp.	26,579,000	1,818
	Travellers International Hotel Group Inc.	22,551,400	1,723
	Nickel Asia Corp.	11,565,500	1,408
*	Melco Crown Philippines Resorts Corp.	17,985,000	1,227
*	Atlas Consolidated Mining & Development Corp.	1,727,000	156
*	Philex Mining Corp.	818,100	152
*	Philex Petroleum Corp.	222,785	19
			1,090,271
Poland (1.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	13,596,779	83,106
^	Polski Koncern Naftowy ORLEN SA	5,060,828	81,089
^	Bank Pekao SA	2,339,222	74,032
	Powszechny Zaklad Ubezpieczen SA	8,862,469	64,111
^	KGHM Polska Miedz SA	2,164,370	43,712
	Polskie Gornictwo Naftowe i Gazownictwo SA	27,783,820	38,553
	PGE Polska Grupa Energetyczna SA	11,443,242	37,600
	Bank Zachodni WBK SA	454,038	32,625
^	LPP SA	20,699	26,095
*	Cyfrowy Polsat SA	3,535,945	21,372
*,^ Alior Bank SA		1,400,713	18,154
	Asseco Poland SA	1,301,301	17,880
^	CCC SA	391,209	17,850
	Eurocash SA	1,249,852	16,794
*,^ mBank SA		201,255	15,672
	Orange Polska SA	10,665,266	14,752
	Grupa Azoty SA	751,392	13,994
*	Tauron Polska Energia SA	16,675,663	13,172
	Energa SA	5,114,747	12,781
*,^ Grupa Lotos SA		1,614,962	12,122
*,^ Bank Millennium SA		9,909,407	11,640
*	Enea SA	3,557,519	9,995
	Bank Handlowy w Warszawie SA	512,939	9,057
	Kernel Holding SA	474,816	7,541
*,^ Synthos SA		7,046,790	7,161
*	CD Projekt SA	669,714	5,981
^	KRUK SA	88,343	4,749
*	PKP Cargo SA	339,695	2,987
	Ciech SA	172,271	2,547
*,^ Jastrzebska Spolka Weglowa SA		376,007	2,412
	Budimex SA	50,115	2,334
*,^ Getin Noble Bank SA		17,626,286	1,941
	Neuca SA	17,871	1,642
*	Globe Trade Centre SA	819,296	1,484
	Warsaw Stock Exchange	154,826	1,355
^	Lubelski Wegiel Bogdanka SA	70,874	993
*,^ Boryszew SA		498,060	743
*	Getin Holding SA	1,036,950	221

* Bioton SA	92,690	196
* Integer.pl SA	20,210	184
		730,629

Romania (0.0%)
New Europe Property Investments plc	1,189,884	14,226

Russia (4.0%)
Sberbank of Russia PJSC	161,628,028	341,426
Lukoil PJSC ADR	4,434,940	190,890
Gazprom PJSC	85,443,353	178,159
Gazprom PJSC ADR	42,999,964	176,172
Magnit PJSC GDR	4,375,600	167,880
Lukoil PJSC	3,145,383	136,840
Novatek OJSC GDR	907,770	91,247
NOVATEK OAO	7,805,580	76,790
Tatneft PJSC ADR	2,255,553	64,227
MMC Norilsk Nickel PJSC ADR	4,304,752	63,021
AK Transneft OAO Preference Shares	23,571	59,461
VTB Bank PJSC	58,129,231,072	59,450
Surgutneftegas OAO Preference Shares	113,719,910	56,204
Rosneft PJSC GDR	11,372,977	55,300
Mobile TeleSystems PJSC ADR	5,845,746	51,969
Surgutneftegas OJSC ADR	9,835,795	46,250
MMC Norilsk Nickel PJSC	315,772	45,231
Tatneft PAO	8,951,972	43,083
Alrosa PJSC	35,739,100	38,631
Moscow Exchange MICEX-RTS PJSC	21,284,428	36,655
Rosneft OAO	6,628,175	32,754
Severstal PAO	2,509,951	30,182
Rostelecom PJSC	18,256,325	23,681
RusHydro PJSC	2,031,846,032	21,811
2 VTB Bank PJSC GDR	10,732,242	21,303
Novolipetsk Steel PJSC GDR	1,393,087	20,153
PhosAgro PJSC GDR	1,262,508	17,428
Bashneft PJSC	388,195	17,061
Sistema JSFC GDR	1,935,177	15,763
* Uralkali PJSC	5,573,808	15,723
MegaFon PJSC GDR	1,414,125	13,970
Surgutneftegas OJSC	27,603,149	13,078
Federal Grid Co. Unified Energy System JSC	5,069,247,978	12,380
Magnitogorsk Iron & Steel OJSC	23,953,284	10,711
Inter RAO UES PJSC	266,733,670	10,573
E.ON Russia JSC	230,721,198	10,490
* Aeroflot - Russian Airlines OJSC	6,789,524	8,829
Bashneft PAO Preference Shares	300,228	8,565
LSR Group PJSC GDR	2,721,151	8,158
Rosseti PJSC	483,908,605	6,418
Acron JSC	117,629	6,099
Tatneft PAO Preference Shares	2,069,850	5,311
TMK PJSC GDR	608,034	1,662
M.Video PJSC	332,264	1,619
* DIXY Group PJSC	245,032	1,205
Mobile TeleSystems PJSC	278,073	1,063
Mosenergo OAO	28,759,534	741
* Mechel	662,598	574
OGK-2 PJSC	97,144,880	501

* Sollers PJSC	76,039	501
* Raspadskaya OAO	610,529	307
Novolipetsk Steel OJSC	180,757	261
Severstal PJSC GDR	12,660	150
		2,317,911
South Africa (8.6%)
Naspers Ltd.	6,523,310	1,023,659
MTN Group Ltd.	27,507,706	278,048
* Steinhoff International Holdings NV	38,877,843	245,908
Sasol Ltd.	8,649,276	230,147
Standard Bank Group Ltd.	18,751,221	187,293
FirstRand Ltd.	47,351,425	165,699
Remgro Ltd.	7,517,884	141,003
* AngloGold Ashanti Ltd.	6,323,710	138,091
Aspen Pharmacare Holdings Ltd.	4,955,605	133,833
Sanlam Ltd.	27,423,492	129,394
Shoprite Holdings Ltd.	6,768,821	99,198
Woolworths Holdings Ltd.	14,402,443	92,828
* Bid Corp. Ltd.	4,922,352	91,850
Gold Fields Ltd.	12,274,171	75,789
Growthpoint Properties Ltd.	39,724,905	75,384
Tiger Brands Ltd.	2,511,170	70,535
Barclays Africa Group Ltd.	6,045,944	66,875
Mr Price Group Ltd.	3,639,475	60,018
Vodacom Group Ltd.	5,014,761	58,119
Redefine Properties Ltd.	67,199,022	58,043
Bidvest Group Ltd.	5,022,696	57,731
Netcare Ltd.	23,023,401	53,346
Sibanye Gold Ltd.	11,358,935	52,943
^ Brait SE	5,252,138	47,244
RMB Holdings Ltd.	10,341,705	46,311
Discovery Ltd.	4,998,656	45,040
Life Healthcare Group Holdings Ltd.	16,462,960	44,795
Nedbank Group Ltd.	2,997,963	43,013
Truworths International Ltd.	6,679,882	42,993
* Sappi Ltd.	8,437,793	42,922
* Impala Platinum Holdings Ltd.	9,422,808	41,588
SPAR Group Ltd.	2,715,613	40,535
Resilient REIT Ltd.	4,034,344	39,231
Mondi Ltd.	1,870,225	37,902
Hyprop Investments Ltd.	3,864,274	37,567
^ Capitec Bank Holdings Ltd.	817,646	36,265
Clicks Group Ltd.	3,861,602	34,584
Foschini Group Ltd.	3,113,223	33,406
AVI Ltd.	4,933,443	31,893
Imperial Holdings Ltd.	2,621,816	31,334
* Harmony Gold Mining Co. Ltd.	6,827,509	30,891
* Anglo American Platinum Ltd.	923,864	29,373
Pioneer Foods Group Ltd.	2,089,170	26,913
MMI Holdings Ltd.	16,021,165	26,725
Investec Ltd.	3,979,250	23,995
Fortress Income Fund Ltd. Class B	8,573,000	22,556
Telkom SA SOC Ltd.	4,831,446	22,422
Coronation Fund Managers Ltd.	4,200,295	22,325
PSG Group Ltd.	1,503,695	21,482
* Northam Platinum Ltd.	5,446,751	20,222
^ Pick n Pay Stores Ltd.	3,546,583	20,016

	Barloworld Ltd.	3,317,537	19,664
	EOH Holdings Ltd.	1,778,954	18,169
	Massmart Holdings Ltd.	1,692,483	17,672
	JSE Ltd.	1,369,785	16,781
	Tongaat Hulett Ltd.	1,844,399	15,890
	Liberty Holdings Ltd.	1,640,756	14,485
	Nampak Ltd.	9,311,583	14,230
*	Attacq Ltd.	9,844,118	13,834
	AECI Ltd.	1,872,161	12,747
	Omnia Holdings Ltd.	1,062,047	12,616
^	Exxaro Resources Ltd.	2,019,930	12,099
	Pick n Pay Holdings Ltd.	4,335,255	11,908
	Reunert Ltd.	2,576,727	11,605
^	DataTec Ltd.	3,176,851	11,497
	Tsogo Sun Holdings Ltd.	5,384,371	11,250
	African Rainbow Minerals Ltd.	1,516,058	10,792
	Santam Ltd.	588,826	9,893
	Sun International Ltd.	1,565,967	9,427
	Distell Group Ltd.	753,240	9,016
*,^ Kumba Iron Ore Ltd.		887,376	8,680
	Wilson Bayly Holmes-Ovcon Ltd.	1,004,694	8,636
	Fortress Income Fund Ltd. Class A	6,635,914	8,028
	Assore Ltd.	528,977	7,036
	KAP Industrial Holdings Ltd.	14,765,647	6,903
	Murray & Roberts Holdings Ltd.	7,211,171	6,674
	Grindrod Ltd.	7,632,891	6,354
	Alexander Forbes Group Holdings Ltd.	12,402,430	5,591
*	Super Group Ltd.	1,844,552	5,401
	Blue Label Telecoms Ltd.	3,687,634	4,914
	SA Corporate Real Estate Fund Nominees Pty Ltd.	10,783,656	4,344
	Famous Brands Ltd.	429,093	4,252
^	PPC Ltd.	7,329,693	4,161
*	Royal Bafokeng Platinum Ltd.	1,075,799	4,023
	Astral Foods Ltd.	449,011	3,917
	Peregrine Holdings Ltd.	1,672,302	3,635
	Vukile Property Fund Ltd.	2,698,687	3,499
	Mpact Ltd.	1,375,470	3,347
	Adcock Ingram Holdings Ltd.	953,760	3,289
	Oceana Group Ltd.	357,562	2,839
	DRDGOLD Ltd.	3,417,933	2,802
	Cashbuild Ltd.	99,893	2,712
	Zeder Investments Ltd.	5,177,582	2,619
	Emira Property Fund Ltd.	2,328,964	2,469
^	Lewis Group Ltd.	776,037	2,430
	City Lodge Hotels Ltd.	196,749	2,237
*	Curro Holdings Ltd.	698,172	2,099
*	ArcelorMittal South Africa Ltd.	3,331,518	2,044
	Metair Investments Ltd.	1,084,976	1,604
	Adcorp Holdings Ltd.	544,848	707
	Raubex Group Ltd.	505,743	696
	Trencor Ltd.	236,609	683
	Group Five Ltd.	406,151	666
	Invicta Holdings Ltd.	151,711	642
*	Pinnacle Holdings Ltd.	538,623	640
*	Aveng Ltd.	2,177,266	625
	Hudaco Industries Ltd.	81,498	602
	Clover Industries Ltd.	414,414	574

* Consolidated Infrastructure Group Ltd.	200,458	381
Advtech Ltd.	223,941	246
Merafe Resources Ltd.	3,628,696	230
* Adcock Ingram Holdings Ltd. Warrants Expires 7/26/2019	73,897	20
* African Bank Investments Ltd.	23,997,414	—
		4,916,103
Taiwan (15.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	252,443,845	1,363,623
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,710,799	603,126
Hon Hai Precision Industry Co. Ltd.	206,857,108	570,844
Formosa Plastics Corp.	75,443,616	184,095
Formosa Chemicals & Fibre Corp.	67,425,918	175,708
Delta Electronics Inc.	32,771,767	172,860
MediaTek Inc.	22,179,192	169,339
Nan Ya Plastics Corp.	87,717,253	166,177
Largan Precision Co. Ltd.	1,495,135	160,739
Uni-President Enterprises Corp.	74,677,783	152,622
CTBC Financial Holding Co. Ltd.	265,334,959	146,490
Fubon Financial Holding Co. Ltd.	112,433,336	139,914
Cathay Financial Holding Co. Ltd.	121,894,966	137,121
China Steel Corp.	190,758,385	131,963
Mega Financial Holding Co. Ltd.	166,556,636	130,613
Chunghwa Telecom Co. Ltd.	32,708,913	116,886
Asustek Computer Inc.	11,003,958	95,744
Chunghwa Telecom Co. Ltd. ADR	2,612,399	94,386
Taiwan Mobile Co. Ltd.	26,425,796	91,109
* Quanta Computer Inc.	42,434,165	86,420
* First Financial Holding Co. Ltd.	149,522,410	82,979
Catcher Technology Co. Ltd.	11,296,463	78,762
Advanced Semiconductor Engineering Inc.	66,075,717	78,002
Formosa Petrochemical Corp.	26,394,393	75,097
E.Sun Financial Holding Co. Ltd.	133,712,815	74,676
Pegatron Corp.	29,972,897	73,782
President Chain Store Corp.	8,752,647	71,112
Hua Nan Financial Holdings Co. Ltd.	124,114,959	67,746
Hotai Motor Co. Ltd.	6,617,000	66,480
Taiwan Cooperative Financial Holding Co. Ltd.	134,541,756	63,060
Cheng Shin Rubber Industry Co. Ltd.	29,030,883	60,604
Far EasTone Telecommunications Co. Ltd.	26,086,343	59,975
Yuanta Financial Holding Co. Ltd.	169,899,634	59,705
Pou Chen Corp.	42,176,531	57,571
China Development Financial Holding Corp.	230,050,649	56,013
Innolux Corp.	150,702,726	55,818
* Taishin Financial Holding Co. Ltd.	138,346,607	55,571
Taiwan Cement Corp.	52,089,877	55,372
Lite-On Technology Corp.	34,687,135	52,021
Far Eastern New Century Corp.	66,332,322	51,836
SinoPac Financial Holdings Co. Ltd.	157,449,284	50,870
Chang Hwa Commercial Bank Ltd.	81,562,294	43,889
Compal Electronics Inc.	68,768,629	43,210
Advantech Co. Ltd.	5,548,619	43,177
Foxconn Technology Co. Ltd.	17,612,683	42,741
AU Optronics Corp.	92,924,669	37,974
Inventec Corp.	48,537,489	37,726
United Microelectronics Corp.	98,295,970	36,606
^ United Microelectronics Corp. ADR	19,216,400	36,319
Hermes Microvision Inc.	842,369	35,901

Asia Cement Corp.	39,145,529	35,808
Advanced Semiconductor Engineering Inc. ADR	6,151,100	35,369
HTC Corp.	11,274,925	33,625
Eclat Textile Co. Ltd.	2,995,950	33,582
Wistron Corp.	40,733,968	32,405
Siliconware Precision Industries Co. Ltd.	21,475,906	32,327
Novatek Microelectronics Corp.	9,132,817	32,093
Giant Manufacturing Co. Ltd.	4,716,721	31,847
* Inotera Memories Inc.	37,843,000	30,912
Realtek Semiconductor Corp.	7,599,241	27,559
Teco Electric and Machinery Co. Ltd.	30,775,000	27,279
Vanguard International Semiconductor Corp.	14,582,000	26,445
Shin Kong Financial Holding Co. Ltd.	126,749,583	25,780
* Synnex Technology International Corp.	21,781,055	25,734
China Life Insurance Co. Ltd. (XTAI)	30,764,720	25,450
Feng TAY Enterprise Co. Ltd.	5,428,390	24,530
Chicony Electronics Co. Ltd.	9,564,199	23,666
Acer Inc.	48,203,632	22,980
Siliconware Precision Industries Co. Ltd. ADR	2,808,842	20,898
AU Optronics Corp. ADR	4,865,301	20,142
Powertech Technology Inc.	7,789,000	19,824
* Taiwan Business Bank	69,593,872	18,355
WPG Holdings Ltd.	13,874,000	17,672
* Chailease Holding Co. Ltd.	9,941,000	17,651
* Walsin Lihwa Corp.	61,008,770	17,604
Taiwan Fertilizer Co. Ltd.	12,571,100	17,530
Formosa Taffeta Co. Ltd.	18,122,868	17,190
Highwealth Construction Corp.	11,142,000	17,004
Micro-Star International Co. Ltd.	7,094,000	15,481
Eternal Materials Co. Ltd.	14,671,232	15,284
Transcend Information Inc.	4,847,981	14,562
* Eva Airways Corp.	29,664,242	14,121
Ruentex Industries Ltd.	8,624,000	13,795
Taiwan Secom Co. Ltd.	4,590,805	13,480
Yulon Motor Co. Ltd.	13,994,584	12,445
* Ruentex Development Co. Ltd.	10,361,000	12,430
St. Shine Optical Co. Ltd.	512,000	12,396
* Airtac International Group	1,649,000	12,358
China Airlines Ltd.	40,325,050	11,856
* Epistar Corp.	15,289,732	11,817
Capital Securities Corp.	42,412,422	11,597
Merida Industry Co. Ltd.	2,470,000	11,443
Yageo Corp.	6,549,000	11,166
Simplo Technology Co. Ltd.	3,065,000	10,832
* Evergreen Marine Corp. Taiwan Ltd.	27,644,358	10,709
Hota Industrial Manufacturing Co. Ltd.	2,331,000	10,619
Win Semiconductors Corp.	5,766,000	10,585
Feng Hsin Steel Co. Ltd.	8,001,310	10,542
Makalot Industrial Co. Ltd.	2,030,000	10,504
Phison Electronics Corp.	1,238,000	10,272
Hiwin Technologies Corp.	2,079,000	10,205
Far Eastern International Bank	34,486,493	10,063
Tripod Technology Corp.	4,836,000	9,904
* Taiwan Glass Industry Corp.	23,001,551	9,738
* King Yuan Electronics Co. Ltd.	9,972,000	9,539
Accton Technology Corp.	5,478,000	9,515
Poya International Co. Ltd.	770,320	9,507

* Winbond Electronics Corp.	30,647,000	9,226
China Motor Corp.	12,129,000	9,187
Tung Thih Electronic Co. Ltd.	676,000	9,176
Unimicron Technology Corp.	21,446,754	9,153
* Chroma ATE Inc.	3,568,000	8,999
Cheng Uei Precision Industry Co. Ltd.	6,549,473	8,900
* LCY Chemical Corp.	7,241,000	8,834
CTCI Corp.	6,205,000	8,755
TPK Holding Co. Ltd.	4,353,667	8,337
Tong Yang Industry Co. Ltd.	4,558,000	8,204
Kenda Rubber Industrial Co. Ltd.	5,099,000	8,153
Radiant Opto-Electronics Corp.	5,047,291	8,106
Zhen Ding Technology Holding Ltd.	3,858,000	7,934
Chipbond Technology Corp.	5,752,000	7,868
King Slide Works Co. Ltd.	637,000	7,740
* Cathay Real Estate Development Co. Ltd.	17,083,000	7,657
PChome Online Inc.	679,000	7,637
King's Town Bank Co. Ltd.	10,190,000	7,480
Silergy Corp.	570,000	7,373
Oriental Union Chemical Corp.	11,903,000	7,312
Nanya Technology Corp.	6,154,246	7,280
Land Mark Optoelectronics Corp.	453,000	7,243
* Macronix International	56,340,541	7,218
eMemory Technology Inc.	709,000	7,137
Parade Technologies Ltd.	789,000	7,010
Everlight Electronics Co. Ltd.	4,196,000	6,830
YFY Inc.	22,784,000	6,784
Wan Hai Lines Ltd.	12,866,450	6,657
* Chin-Poon Industrial Co. Ltd.	2,997,000	6,582
* Taiwan Paiho Ltd.	2,123,000	6,527
Walsin Technology Corp.	6,103,000	6,508
Voltronic Power Technology Corp.	406,000	6,470
* Asia Pacific Telecom Co. Ltd.	18,648,000	6,465
Standard Foods Corp.	2,526,000	6,282
Gigabyte Technology Co. Ltd.	4,883,000	6,204
TTY Biopharm Co. Ltd.	1,812,000	6,198
Gourmet Master Co. Ltd.	561,000	6,002
FLEXium Interconnect Inc.	2,228,000	5,950
* WT Microelectronics Co. Ltd.	4,308,000	5,884
Nan Kang Rubber Tire Co. Ltd.	6,638,000	5,879
U-Ming Marine Transport Corp.	7,961,356	5,865
Kinsus Interconnect Technology Corp.	2,712,000	5,861
Clevo Co.	6,447,000	5,830
Ennoconn Corp.	385,085	5,775
President Securities Corp.	15,232,953	5,752
TSRC Corp.	6,554,000	5,741
Coretronic Corp.	6,010,000	5,676
* Yang Ming Marine Transport Corp.	24,567,195	5,632
Elite Material Co. Ltd.	2,462,000	5,596
Wistron NeWeb Corp.	2,057,000	5,501
Tong Hsing Electronic Industries Ltd.	1,475,000	5,481
Sino-American Silicon Products Inc.	4,950,000	5,407
Taichung Commercial Bank Co. Ltd.	18,367,000	5,320
* Mitac Holdings Corp.	6,120,000	5,314
Ton Yi Industrial Corp.	11,626,000	5,195
* Orient Semiconductor Electronics Ltd.	11,720,000	5,171
AmTRAN Technology Co. Ltd.	7,287,000	5,062

Qisda Corp.	13,618,000	4,935
Ginko International Co. Ltd.	477,000	4,933
* E Ink Holdings Inc.	8,180,000	4,855
Yungtay Engineering Co. Ltd.	3,449,000	4,824
* Sanyang Motor Co. Ltd.	7,030,000	4,782
Far Eastern Department Stores Ltd.	8,327,000	4,766
Grape King Bio Ltd.	710,000	4,765
Sinbon Electronics Co. Ltd.	1,974,000	4,712
ITEQ Corp.	4,391,000	4,679
* HannStar Display Corp.	27,593,000	4,670
* Kinpo Electronics	12,378,000	4,643
China Bills Finance Corp.	12,167,000	4,632
Depo Auto Parts Ind Co. Ltd.	1,377,000	4,597
Compeq Manufacturing Co. Ltd.	8,740,000	4,580
Flytech Technology Co. Ltd.	1,336,000	4,506
* Ritek Corp.	35,796,000	4,462
Topco Scientific Co. Ltd.	1,880,000	4,430
* Tatung Co. Ltd.	26,140,000	4,390
* Merry Electronics Co. Ltd.	1,523,000	4,353
Ardentec Corp.	6,630,000	4,349
* Elan Microelectronics Corp.	3,658,000	4,342
Cub Elecparts Inc.	356,000	4,317
Casetek Holdings Ltd.	1,050,000	4,241
* Center Laboratories Inc.	1,944,000	4,229
Cleanaway Co. Ltd.	776,000	4,224
Huaku Development Co. Ltd.	2,523,000	4,216
OptoTech Corp.	10,552,000	4,157
Primax Electronics Ltd.	3,002,000	4,122
Greatek Electronics Inc.	3,344,000	4,108
Grand Pacific Petrochemical	7,788,000	4,106
Pihsiang Machinery Manufacturing Co. Ltd.	1,775,000	4,043
International Games System Co. Ltd.	522,000	3,986
PharmaEngine Inc.	571,764	3,872
Yeong Guan Energy Technology Group Co. Ltd.	729,000	3,854
Waterland Financial Holdings Co. Ltd.	14,995,000	3,833
Lien Hwa Industrial Corp.	5,729,000	3,826
* China Petrochemical Development Corp.	16,072,000	3,820
Lung Yen Life Service Corp.	2,099,000	3,815
Elite Advanced Laser Corp.	957,600	3,804
Sercomm Corp.	1,746,000	3,782
Shin Zu Shing Co. Ltd.	1,111,000	3,768
Sigurd Microelectronics Corp.	5,204,000	3,762
Great Wall Enterprise Co. Ltd.	4,389,000	3,723
Holtek Semiconductor Inc.	2,214,000	3,687
General Interface Solution Holding Ltd.	1,401,000	3,671
Tung Ho Steel Enterprise Corp.	6,403,000	3,663
Namchow Chemical Industrial Co. Ltd.	1,674,000	3,648
* Neo Solar Power Corp.	7,065,242	3,624
TA Chen Stainless Pipe	6,860,860	3,614
Mercuries Life Insurance Co. Ltd.	7,108,139	3,611
Nan Ya Printed Circuit Board Corp.	4,056,521	3,586
Farglory Land Development Co. Ltd.	3,271,000	3,524
Taiwan Shin Kong Security Co. Ltd.	2,690,000	3,515
China Steel Chemical Corp.	1,064,000	3,501
* CMC Magnetics Corp.	28,397,000	3,495
Aten International Co. Ltd.	1,353,000	3,478
* Motech Industries Inc.	3,303,000	3,443

Long Chen Paper Co. Ltd.	6,855,000	3,405
Lextar Electronics Corp.	6,636,000	3,396
AcBel Polytech Inc.	4,100,000	3,393
YungShin Global Holding Corp.	2,317,000	3,384
Taiwan Land Development Corp.	10,025,000	3,332
TXC Corp.	2,447,000	3,316
* Taiwan FamilyMart Co. Ltd.	497,000	3,294
FocalTech Systems Co. Ltd.	3,605,000	3,293
Taiwan PCB Techvest Co. Ltd.	3,544,000	3,278
* Tainan Spinning Co. Ltd.	7,124,000	3,220
Test Research Inc.	2,420,000	3,202
Wah Lee Industrial Corp.	2,128,000	3,191
Sunplus Technology Co. Ltd.	7,916,000	3,180
* Posiflex Technology Inc.	592,000	3,151
Taiwan Surface Mounting Technology Corp.	3,708,000	3,145
Chong Hong Construction Co. Ltd.	1,713,000	3,108
* Microbio Co. Ltd.	3,794,000	3,102
Getac Technology Corp.	4,064,000	3,064
Sporton International Inc.	540,905	3,036
A-DATA Technology Co. Ltd.	2,151,000	3,032
Formosa International Hotels Corp.	512,000	3,018
* Gintech Energy Corp.	4,088,000	3,012
Taiwan Acceptance Corp.	1,346,000	2,996
Firich Enterprises Co. Ltd.	1,462,000	2,958
Pixart Imaging Inc.	1,265,000	2,947
* Chaun-Choung Technology Corp.	621,000	2,942
IEI Integration Corp.	2,299,000	2,939
* Li Cheng Enterprise Co. Ltd.	583,000	2,930
Syncmold Enterprise Corp.	1,791,000	2,925
Taiwan Hon Chuan Enterprise Co. Ltd.	2,001,000	2,909
Unity Opto Technology Co. Ltd.	5,295,000	2,909
* Bizlink Holding Inc.	472,000	2,906
D-Link Corp.	7,558,000	2,892
ScinoPharm Taiwan Ltd.	2,072,000	2,891
Zeng Hsing Industrial Co. Ltd.	628,000	2,883
Taiwan TEA Corp.	5,793,000	2,879
* Taiwan Styrene Monomer	5,413,000	2,868
* XPEC Entertainment Inc.	881,000	2,848
Advanced Ceramic X Corp.	509,000	2,799
BES Engineering Corp.	16,353,000	2,789
Cheng Loong Corp.	7,915,000	2,778
Prince Housing & Development Corp.	8,339,000	2,772
* Pharmally International Holding Co. Ltd.	181,000	2,770
* CyberTAN Technology Inc.	4,253,000	2,758
Advanced Wireless Semiconductor Co.	1,477,000	2,757
China Synthetic Rubber Corp.	3,793,000	2,752
Darwin Precisions Corp.	6,254,000	2,716
YC INOX Co. Ltd.	3,612,200	2,715
Adlink Technology Inc.	1,327,790	2,714
Yulon Nissan Motor Co. Ltd.	416,188	2,709
Taiwan Semiconductor Co. Ltd.	2,234,000	2,703
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,654,000	2,692
Test Rite International Co. Ltd.	4,255,000	2,620
* Vivotek Inc.	872,000	2,618
* Medigen Biotechnology Corp.	1,028,000	2,613
Sitronix Technology Corp.	784,000	2,606
Basso Industry Corp.	827,000	2,584

Toung Loong Textile Manufacturing	930,000	2,581
ITE Technology Inc.	2,768,000	2,580
Visual Photonics Epitaxy Co. Ltd.	2,056,000	2,578
* China Man-Made Fiber Corp.	10,555,000	2,575
United Integrated Services Co. Ltd.	1,711,000	2,559
Nan Liu Enterprise Co. Ltd.	518,000	2,550
Brogent Technologies Inc.	349,000	2,513
Elite Semiconductor Memory Technology Inc.	2,722,000	2,512
San Shing Fastech Corp.	1,317,000	2,496
Goldsun Building Materials Co. Ltd.	9,666,000	2,464
KEE TAI Properties Co. Ltd.	6,102,000	2,448
Systex Corp.	1,487,000	2,443
Yieh Phui Enterprise Co. Ltd.	9,341,000	2,437
* Wei Chuan Foods Corp.	3,841,000	2,415
Taiflex Scientific Co. Ltd.	2,183,000	2,407
USI Corp.	5,946,000	2,405
Hung Poo Real Estate Development Corp.	2,849,000	2,390
Kindom Construction Corp.	4,431,000	2,385
Dynapack International Technology Corp.	1,712,000	2,378
Wowprime Corp.	528,000	2,350
Unitech Printed Circuit Board Corp.	7,474,000	2,328
Sonix Technology Co. Ltd.	2,109,000	2,328
Gigasolar Materials Corp.	161,000	2,320
* Chlitina Holding Ltd.	397,000	2,306
Senao International Co. Ltd.	1,290,000	2,306
Unizyx Holding Corp.	4,597,000	2,300
Pan Jit International Inc.	4,586,000	2,297
Shinkong Synthetic Fibers Corp.	8,550,000	2,296
* Asia Optical Co. Inc.	2,627,000	2,270
Rechi Precision Co. Ltd.	2,614,000	2,254
* China General Plastics Corp.	4,358,000	2,249
Mercuries & Associates Holding Ltd.	3,743,000	2,248
* Taigen Biopharmaceuticals Holdings Ltd.	2,276,820	2,236
* Gold Circuit Electronics Ltd.	6,265,000	2,233
China Metal Products	2,163,000	2,227
* Sampo Corp.	4,394,000	2,224
Everlight Chemical Industrial Corp.	3,448,200	2,212
Kinik Co.	1,272,000	2,185
MIN AIK Technology Co. Ltd.	1,697,000	2,177
Pan-International Industrial Corp.	4,470,000	2,175
Formosan Rubber Group Inc.	4,530,000	2,172
Career Technology MFG. Co. Ltd.	3,817,000	2,162
Swancor Ind Co. Ltd.	579,000	2,154
Hung Sheng Construction Ltd.	4,151,000	2,147
Lite-On Semiconductor Corp.	3,174,000	2,141
Radium Life Tech Co. Ltd.	6,750,000	2,139
Taiwan Cogeneration Corp.	2,828,000	2,136
TYC Brother Industrial Co. Ltd.	2,254,000	2,130
* Tyntek Corp.	4,709,000	2,112
Etron Technology Inc.	5,064,000	2,107
Hu Lane Associate Inc.	464,000	2,078
Global Mixed Mode Technology Inc.	1,014,000	2,074
* TWi Pharmaceuticals Inc.	514,000	2,058
Lealea Enterprise Co. Ltd.	7,735,000	2,058
Jih Sun Financial Holdings Co. Ltd.	9,298,000	2,052
Faraday Technology Corp.	1,746,000	2,049
Global Unichip Corp.	840,000	2,021

Xxentria Technology Materials Corp.	836,000	2,002
* Federal Corp.	4,452,000	1,975
Soft-World International Corp.	873,000	1,973
Universal Cement Corp.	2,904,700	1,951
Gloria Material Technology Corp.	3,805,640	1,928
* Gigastorage Corp.	2,646,000	1,911
Sunrex Technology Corp.	3,561,623	1,907
* E-Ton Solar Tech Co. Ltd.	5,258,000	1,903
Asia Vital Components Co. Ltd.	2,349,000	1,892
WUS Printed Circuit Co. Ltd.	2,636,000	1,890
CHC Healthcare Group	1,206,899	1,870
* Long Bon International Co. Ltd.	3,711,000	1,855
Masterlink Securities Corp.	6,362,000	1,827
Darfon Electronics Corp.	3,216,000	1,818
Chimei Materials Technology Corp.	3,740,000	1,814
* Wafer Works Corp.	5,866,647	1,798
GeoVision Inc.	908,000	1,794
Lingsen Precision Industries Ltd.	5,664,000	1,784
Tong-Tai Machine & Tool Co. Ltd.	2,346,000	1,770
Quanta Storage Inc.	2,255,000	1,770
* Shining Building Business Co. Ltd.	5,119,000	1,743
Taiyen Biotech Co. Ltd.	1,800,000	1,738
Globalwafers Co. Ltd.	846,000	1,734
* Ho Tung Chemical Corp.	7,358,000	1,719
Gemtek Technology Corp.	3,059,000	1,716
Ability Enterprise Co. Ltd.	3,083,491	1,696
Huang Hsiang Construction Corp.	1,545,000	1,672
* ALI Corp.	2,977,000	1,664
* Zinwell Corp.	1,318,000	1,662
UPC Technology Corp.	5,730,000	1,638
Cyberlink Corp.	737,000	1,628
* Continental Holdings Corp.	4,820,000	1,622
* AGV Products Corp.	6,335,000	1,621
Elitegroup Computer Systems Co. Ltd.	3,079,000	1,584
* Ichia Technologies Inc.	3,371,000	1,576
Weltrend Semiconductor	2,215,000	1,536
Jess-Link Products Co. Ltd.	1,788,000	1,527
Sinyi Realty Inc.	1,703,000	1,524
Wisdom Marine Lines Co. Ltd.	1,441,000	1,522
CSBC Corp. Taiwan	3,187,000	1,472
China Chemical & Pharmaceutical Co. Ltd.	2,581,000	1,472
* Silicon Integrated Systems Corp.	6,858,000	1,446
Globe Union Industrial Corp.	3,287,000	1,438
* Li Peng Enterprise Co. Ltd.	5,801,000	1,436
* HannsTouch Solution Inc.	6,772,000	1,392
Solartech Energy Corp.	2,539,000	1,385
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	582,000	1,383
* Asia Polymer Corp.	2,450,000	1,383
L&K Engineering Co. Ltd.	1,680,000	1,344
Evergreen International Storage & Transport Corp.	3,228,000	1,331
Rich Development Co. Ltd.	4,830,000	1,326
Alpha Networks Inc.	2,035,000	1,304
Tsann Kuen Enterprise Co. Ltd.	1,564,000	1,293
Holy Stone Enterprise Co. Ltd.	1,158,000	1,276
Infortrend Technology Inc.	2,490,000	1,268
* Sincere Navigation Corp.	2,046,000	1,263
FSP Technology Inc.	1,614,120	1,245

Hsin Kuang Steel Co. Ltd.	2,455,000	1,244
* Lotus Pharmaceutical Co. Ltd.	627,000	1,242
Jentech Precision Industrial Co. Ltd.	819,000	1,236
* G Tech Optoelectronics Corp.	3,040,000	1,192
Kuoyang Construction Co. Ltd.	3,199,000	1,189
* Green Energy Technology Inc.	1,994,000	1,182
* Genius Electronic Optical Co. Ltd.	648,000	1,174
* Global Brands Manufacture Ltd.	4,218,000	1,125
Kuo Toong International Co. Ltd.	1,499,000	1,091
Altek Corp.	1,504,000	1,084
ACES Electronic Co. Ltd.	1,343,000	1,068
Nien Hsing Textile Co. Ltd.	1,386,000	1,043
Lotes Co. Ltd.	397,000	1,040
Young Optics Inc.	1,074,000	1,035
* Concord Securities Co. Ltd.	4,763,000	1,025
* Eastern Media International Corp.	5,726,000	1,025
* Taiwan Liposome Co. Ltd.	243,000	1,023
Chun Yuan Steel	3,127,000	1,004
Topkey Corp.	311,000	989
Ambassador Hotel	1,202,000	984
* Genesis Photonics Inc.	6,028,000	976
Chung Hwa Pulp Corp.	3,381,000	968
Johnson Health Tech Co. Ltd.	633,000	932
* Chung Hung Steel Corp.	5,211,000	931
* China Electric Manufacturing Corp.	3,713,000	918
ENG Electric Co. Ltd.	1,705,560	889
* Phihong Technology Co. Ltd.	2,490,000	871
Bank of Kaohsiung Co. Ltd.	2,962,000	848
Sheng Yu Steel Co. Ltd.	1,214,000	840
Microlife Corp.	328,000	823
* LES Enphants Co. Ltd.	1,711,000	728
King's Town Construction Co. Ltd.	1,193,000	709
Shih Wei Navigation Co. Ltd.	2,237,000	697
Taiwan Fire & Marine Insurance Co. Ltd.	1,034,000	627
* Microelectronics Technology Inc.	1,664,000	582
* Chinese Maritime Transport Ltd.	813,000	578
* Dynamic Electronics Co. Ltd.	1,847,000	536
* Green Seal Holding Ltd.	116,000	535
* Solar Applied Materials Technology Co.	1,855,000	508
Taiwan Mask Corp.	1,583,000	428
Chia Hsin Cement Corp.	1,405,000	393
* Champion Building Materials Co. Ltd.	1,863,000	388
Great China Metal Industry	489,000	385
Silitech Technology Corp.	694,000	351
KYE Systems Corp.	1,163,838	328
* Ta Ya Electric Wire & Cable	1,977,000	289
Taiwan Sanyo Electric Co. Ltd.	354,000	273
Advanced International Multitech Co. Ltd.	415,000	269
Aerospace Industrial Development Corp.	135,000	185
* Chinese Gamer International Corp.	75,000	86
Taiwan Navigation Co. Ltd.	22,000	9
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		8,700,545
Thailand (3.0%)
* Siam Commercial Bank PCL (Local)	24,423,657	111,546
* CP ALL PCL (Local)	73,936,430	110,063
* Advanced Info Service PCL (Local)	18,176,977	93,015

* Airports of Thailand PCL	7,089,200	80,495
* Kasikornbank PCL	12,210,000	69,414
PTT PCL (Foreign)	7,086,223	67,801
Siam Cement PCL (Foreign)	4,331,317	63,594
* PTT PCL	6,143,000	58,776
* PTT Exploration and Production PCL (Local)	21,345,006	51,171
* Bangkok Dusit Medical Services PCL	63,988,300	41,409
^ Intouch Holdings PCL	23,614,750	40,694
Kasikornbank PCL (Foreign)	6,812,849	39,123
* Bangkok Bank PCL (Local)	7,570,543	37,174
* Central Pattana PCL	22,300,628	36,844
* Minor International PCL	28,468,030	33,350
PTT Global Chemical PCL (XBKK) (Foreign)	18,177,407	31,898
* Bumrungrad Hospital PCL	5,658,201	29,949
Krung Thai Bank PCL (Foreign)	55,066,651	27,576
* BTS Group Holdings PCL	96,276,800	26,003
* TMB Bank PCL	365,832,700	23,792
* Thai Oil PCL	13,314,800	23,326
* Electricity Generating PCL	4,068,900	23,257
* Charoen Pokphand Foods PCL	28,403,200	22,893
* True Corp. PCL (XBKK)	87,462,077	22,502
* Thai Union Group PCL	34,638,900	21,721
* OBI Pharma Inc.	1,386,000	21,417
^ IRPC PCL (Foreign)	143,099,860	20,432
* Home Product Center PCL	69,311,079	20,128
^ Land & Houses PCL	63,142,480	18,508
True Corp. PCL (XBKK) (Foreign)	66,213,542	17,035
* Delta Electronics Thailand PCL	8,247,400	16,910
Charoen Pokphand Foods PCL (Foreign)	19,923,300	16,058
Indorama Ventures PCL (XBKK) (Foreign)	16,418,264	15,718
Glow Energy PCL (Foreign)	6,332,855	15,612
* Digital Telecommunications Infrastructure Fund	34,695,900	15,251
* PTT Global Chemical PCL (XBKK)	8,311,100	14,585
* BTS Rail Mass Transit Growth Infrastructure Fund	34,628,300	12,322
^ Berli Jucker PCL (XBKK) Foreign Shares	9,039,550	11,874
^ Ratchaburi Electricity Generating Holding PCL	7,329,500	10,899
* Robinson Department Store PCL	5,703,700	10,822
* Siam City Cement PCL (Local)	1,104,283	10,574
* Bangkok Expressway & Metro PCL	43,510,503	10,502
* Total Access Communication PCL (Local)	11,160,600	10,404
* Siam Global House PCL	18,716,195	8,360
* Berli Jucker PCL (XBKK)	6,333,700	8,319
* Jasmine Broadband Internet Infrastructure Fund	23,426,500	8,006
* KCE Electronics PCL	2,852,300	7,959
* Bangkok Life Assurance PCL	6,391,400	7,574
BEC World PCL (Foreign)	10,638,525	7,564
* Thai Airways International PCL	10,131,400	7,364
Group Lease PCL	5,690,600	7,037
* Banpu PCL (Local)	15,340,400	6,940
* Superblock PCL	123,501,600	6,550
* Tisco Financial Group PCL	3,890,700	6,044
* Indorama Ventures PCL (XBKK)	6,225,400	5,960
* Central Plaza Hotel PCL	4,904,100	5,826
* Chularat Hospital PCL	63,077,600	5,733
* Kiatnakin Bank PCL	3,762,400	5,680
Siam Cement PCL NVDR	376,300	5,525
* Hana Microelectronics PCL	6,501,400	5,423

*	VGI Global Media PCL	29,716,400	5,387
*	Thanachart Capital PCL	4,544,900	5,317
*	PTG Energy PCL	6,369,400	5,136
*	Bangkok Chain Hospital PCL	13,327,800	5,020
*	Srisawad Power 1979 PCL	4,141,144	4,589
*	Sino-Thai Engineering & Construction PCL	6,120,900	4,584
*	Tipco Asphalt PCL	5,894,000	4,495
*	Pruksa Real Estate PCL	5,519,500	4,359
*	Krungthai Card PCL	1,184,000	4,179
*	Major Cineplex Group PCL	4,172,900	4,115
*	BEC World PCL	5,752,100	4,090
*	Carabao Group PCL	2,115,200	3,770
^	Banpu PCL	7,783,035	3,521
*	Bangkok Land PCL	80,064,900	3,499
*	Thai Vegetable Oil PCL	3,984,000	3,491
*	Gunkul Engineering PCL	21,162,460	3,349
*	Supalai PCL	4,659,800	3,336
*	Bangkok Airways Co. Ltd.	4,843,800	3,162
*	IRPC PCL	21,613,200	3,086
	TTW PCL	8,961,100	2,957
*	Quality Houses PCL	35,197,400	2,795
*	SPCG PCL	4,361,600	2,783
*	TICON Industrial Connection PCL	6,070,700	2,773
*	Muangthai Leasing PCL	4,910,800	2,670
*	LPN Development PCL	6,982,900	2,630
*	U City PCL	2,249,461,500	2,583
*	Sansiri PCL (Local)	49,339,000	2,567
	Jasmine International PCL	15,342,500	2,513
*	Bangchak Petroleum PCL	2,547,800	2,460
*	CK Power PCL	26,101,700	2,313
*	Thaicom PCL	3,610,300	2,295
*	Banpu PCL Warrants	7,783,035	2,223
*	Thai Reinsurance PCL	32,091,500	2,195
	momo.com Inc.	316,000	2,158
*	Glow Energy PCL	837,700	2,065
*	Sri Trang Agro-Industry PCL	5,820,900	2,057
*	WHA Corp. PCL	21,906,100	1,981
*	CH Karnchang PCL	2,024,300	1,968
	Minor International PCL (Foreign)	1,575,491	1,846
*	Amata Corp. PCL	4,752,100	1,817
*	Univentures PCL	9,915,100	1,739
*	Dynasty Ceramic PCL	13,795,000	1,711
*	GFPT PCL	4,723,700	1,644
*	Esso Thailand PCL	9,397,300	1,598
*	Samart Corp. PCL	3,471,600	1,588
*	AP Thailand PCL	7,413,700	1,577
	Bangkok Bank PCL (Foreign)	282,900	1,393
*	Thoresen Thai Agencies PCL	4,904,900	1,300
*	Krung Thai Bank PCL	2,591,100	1,298
*	Italian-Thai Development PCL	6,650,400	1,274
*	Unique Engineering & Construction PCL	2,278,700	1,180
*	TPI Polene PCL	17,834,900	1,171
*	Cal-Comp Electronics Thailand PCL	13,570,000	1,076
*	Precious Shipping PCL	5,116,400	935
*,2 Star Petroleum Refining PCL		3,487,900	927
	Inter Far East Energy Corp.	4,891,000	880
*	Indorama Ventures PCL Warrants Expire 8/24/2017	2,633,776	296

* Maybank Kim Eng Securities Thailand PCL	373,900	244
* Indorama Ventures Warrants Expire 8/24/2018	2,025,981	178
Big C Supercenter PCL	9,100	54
* Siam Cement PCL	700	10
Bank of Ayudhya PCL	558	1
		1,722,509
Turkey (1.4%)
Akbank TAS	31,888,050	82,407
Turkiye Garanti Bankasi AS	32,718,019	80,480
BIM Birlesik Magazalar AS	3,582,869	66,279
KOC Holding AS	10,303,797	44,212
* Turkcell Iletisim Hizmetleri AS	12,581,833	43,557
Tupras Turkiye Petrol Rafinerileri AS	1,937,344	41,461
Haci Omer Sabanci Holding AS (Bearer)	13,033,134	38,968
Eregli Demir ve Celik Fabrikalari TAS	21,930,414	33,379
Turkiye Is Bankasi	20,989,532	32,396
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	30,964,834	27,736
Turkiye Halk Bankasi AS	9,867,490	26,047
Turkiye Vakiflar Bankasi TAO	17,100,221	25,370
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,220,759	21,835
Arcelik AS	2,821,486	19,305
Turk Telekomunikasyon AS	8,613,851	17,442
Ulker Biskuvi Sanayi AS	2,551,111	16,913
* Yapi ve Kredi Bankasi AS	14,011,604	16,233
Tofas Turk Otomobil Fabrikasi AS	2,007,991	15,899
* Turk Hava Yollari AO	8,951,554	15,532
Petkim Petrokimya Holding AS	9,652,875	13,954
Coca-Cola Icecek AS	1,094,139	13,584
Enka Insaat ve Sanayi AS	9,203,673	13,579
Ford Otomotiv Sanayi AS	1,214,447	13,250
Turkiye Sise ve Cam Fabrikalari AS	9,342,022	10,524
Aselsan Elektronik Sanayi Ve Ticaret AS	2,895,420	9,171
TAV Havalimanlari Holding AS	2,448,287	8,981
Turkiye Sinai Kalkinma Bankasi AS	15,620,457	6,865
Turk Traktor ve Ziraat Makineleri AS	194,733	5,442
Aygaz AS	1,303,401	4,908
Dogus Otomotiv Servis ve Ticaret AS	934,523	3,264
Akcansa Cimento AS	692,742	3,089
Yazicilar Holding AS Class A	757,359	2,954
* Migros Ticaret AS	466,797	2,542
Soda Sanayii AS	1,851,998	2,537
Otokar Otomotiv Ve Savunma Sanayi A.S.	73,217	2,534
* Koza Altin Isletmeleri AS	716,950	2,439
Cimsa Cimento Sanayi VE Ticaret AS	397,421	1,997
Is Gayrimenkul Yatirim Ortakligi AS	3,395,373	1,877
* Asya Katilim Bankasi AS	6,317,442	1,840
Tekfen Holding AS	718,028	1,772
* Pegasus Hava Tasimaciligi AS	427,823	1,670
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	3,174,209	1,415
Trakya Cam Sanayii AS	1,476,876	1,214
* Dogan Sirketler Grubu Holding AS	4,852,150	1,025
* NET Holding AS	976,703	972
Torunlar Gayrimenkul Yatirim Ortakligi AS	578,948	897
* Aksa Enerji Uretim AS Class B	1,123,891	844
* Sekerbank TAS	2,009,847	822
* Vestel Elektronik Sanayi ve Ticaret AS	372,155	794
Gubre Fabrikalari TAS	402,761	735

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	625,122	690
* Aksigorta AS	966,287	647
Aksa Akrilik Kimya Sanayii AS	225,723	590
* Afyon Cimento Sanayi TAS	313,425	574
* Vakif Gayrimenkul Yatirim Ortakligi AS	751,150	554
* Zorlu Enerji Elektrik Uretim AS	985,517	529
* Bagfas Bandirma Gubre Fabrikalari AS	130,234	495
Bizim Toptan Satis Magazalari AS	101,958	486
Anadolu Hayat Emeklilik AS	283,018	475
Albaraka Turk Katilim Bankasi AS	1,150,710	471
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	191,324	463
Konya Cimento Sanayii AS	4,231	376
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	736,815	363
* Anadolu Cam Sanayii AS	471,162	332
* Ihlas Holding AS	2,670,584	330
Adana Cimento Sanayii TAS Class A	146,658	296
Alarko Holding AS	269,472	294
Turcas Petrol AS	633,476	291
* Akenerji Elektrik Uretim AS	914,448	279
* Koza Anadolu Metal Madencilik Isletmeleri AS	898,510	260
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	476,167	129
		811,866
United Arab Emirates (1.0%)
Emaar Properties PJSC	55,548,918	104,233
Emirates Telecommunications Group Co. PJSC	11,261,330	61,365
First Gulf Bank PJSC	17,463,507	57,405
Abu Dhabi Commercial Bank PJSC	29,003,833	53,737
DP World Ltd.	2,629,045	44,581
Aldar Properties PJSC	51,085,840	40,117
Dubai Islamic Bank PJSC	20,671,872	30,380
Emaar Malls Group PJSC	33,797,033	26,632
* Dubai Parks & Resorts PJSC	54,951,391	24,765
Union National Bank PJSC	17,968,459	22,207
DAMAC Properties Dubai Co. PJSC	28,334,088	18,090
Air Arabia PJSC	38,355,141	15,149
* Arabtec Holding PJSC	35,337,180	14,183
Dubai Investments PJSC	19,435,060	11,285
Dubai Financial Market PJSC	25,889,853	9,371
Al Waha Capital PJSC	16,932,857	9,126
* Dana Gas PJSC	58,314,175	8,910
Agthia Group PJSC	2,523,514	5,312
* Deyaar Development PJSC	28,776,840	4,701
* Union Properties PJSC	20,466,524	4,163
Amanat Holdings PJSC	17,158,113	3,733
* Eshraq Properties Co. PJSC	16,905,775	3,461
RAK Properties PJSC	19,952,376	3,270
Aramex PJSC	2,616,474	2,853
National Central Cooling Co. PJSC	6,273,012	2,567
* Drake & Scull International PJSC	12,898,954	1,894
		583,490

Total Common Stocks (Cost $58,605,659)		56,685,224

	Coupon
Temporary Cash Investments (2.3%)1
Money Market Fund (2.2%)
3,4 Vanguard Market Liquidity Fund	0.561%		1,240,003,000	1,240,003

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6 Federal Home Loan Bank Discount Notes	0.466%	8/12/16	10,000	9,999
5,6 Federal Home Loan Bank Discount Notes	0.491%	8/17/16	5,000	4,999
5,6 Federal Home Loan Bank Discount Notes	0.511%	8/31/16	800	800
5,6 Federal Home Loan Bank Discount Notes	0.340%	9/7/16	5,800	5,798
5,6 Federal Home Loan Bank Discount Notes	0.405%	9/20/16	7,600	7,597
5,6 Federal Home Loan Bank Discount Notes	0.390%-0.410%	9/21/16	10,600	10,596
5,6 Federal Home Loan Bank Discount Notes	0.375%	9/30/16	3,000	2,999
5,6 Federal Home Loan Bank Discount Notes	0.380%	10/5/16	1,000	999
5,6 Federal Home Loan Bank Discount Notes	0.370%-0.400%	10/7/16	6,000	5,996
				49,783
Total Temporary Cash Investments (Cost $1,289,781)				1,289,786
Total Investments (100.9%) (Cost $59,895,440)				57,975,010
Other Assets and Liabilities-Net (-0.9%)4				(494,304)
Net Assets (100%)				57,480,706

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $663,422,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $442,024,000, representing 0.8% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $766,220,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6	Securities with a value of $39,385,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.
CP—Commercial Paper. GDR—Global Depositary Receipt. NVDR—Non-Voting Depository Receipt. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.

Emerging Markets Stock Index Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	8,716,491	12	16,598
Common Stocks—Other	977,605	46,868,429	106,089
Temporary Cash Investments	1,240,003	49,783	—
Futures Contracts—Assets[1]	4,291	—	—
Futures Contracts—Liabilities[1]	(135)	—	—
Swap Contracts—Liabilities	—	(8)	—
Total	10,938,255	46,918,216	122,687
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

Emerging Markets Stock Index Fund

involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Market Index	September 2016	14,000	617,050	49,518
E-mini S&P 500 Index	September 2016	1,500	162,615	1,625
				51,143

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays or receives a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the

Emerging Markets Stock Index Fund

time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At July 31, 2016, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Odontoprev SA	10/19/16	MSCS	409	4.298%	(8)
MSCS—Morgan Stanley Capital Services Inc.

F. At July 31, 2016, the cost of investment securities for tax purposes was $59,966,633,000. Net unrealized depreciation of investment securities for tax purposes was $1,991,623,000, consisting of unrealized gains of $10,573,964,000 on securities that had risen in value since their purchase and $12,565,587,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Argentina (0.0%)
* First Data Corp. Class A	38,800	481

Australia (2.5%)
Commonwealth Bank of Australia	353,854	20,830
Westpac Banking Corp.	689,725	16,321
Australia & New Zealand Banking Group Ltd.	605,905	11,921
National Australia Bank Ltd.	555,459	11,229
BHP Billiton Ltd.	666,148	9,874
CSL Ltd.	95,554	8,569
Wesfarmers Ltd.	229,964	7,521
Woolworths Ltd.	268,525	4,785
Scentre Group	1,066,581	4,299
Transurban Group	436,462	4,170
Telstra Corp. Ltd.	879,755	3,859
Macquarie Group Ltd.	66,441	3,762
Brambles Ltd.	364,179	3,725
Rio Tinto Ltd.	92,652	3,536
* Newcrest Mining Ltd.	178,152	3,470
Westfield Corp.	411,265	3,343
Woodside Petroleum Ltd.	158,224	3,232
Amcor Ltd.	245,345	2,804
AMP Ltd.	632,123	2,797
Suncorp Group Ltd.	270,051	2,757
Insurance Australia Group Ltd.	542,795	2,497
QBE Insurance Group Ltd.	292,021	2,437
Goodman Group	369,257	2,118
AGL Energy Ltd.	133,065	2,083
Stockland	494,757	1,899
APA Group	240,272	1,777
Vicinity Centres	655,997	1,729
GPT Group	399,672	1,705
* South32 Ltd.	1,137,391	1,604
Aristocrat Leisure Ltd.	130,952	1,589
James Hardie Industries plc	95,433	1,583
Ramsay Health Care Ltd.	26,244	1,572
Aurizon Holdings Ltd.	393,576	1,557
Origin Energy Ltd.	363,150	1,531
Sonic Healthcare Ltd.	81,680	1,427
Dexus Property Group	188,504	1,400
Caltex Australia Ltd.	54,559	1,380
ASX Ltd.	36,318	1,374
Sydney Airport	234,563	1,351
Mirvac Group	795,761	1,331
Medibank Pvt Ltd.	564,067	1,317
Oil Search Ltd.	234,906	1,287
Santos Ltd.	358,688	1,226
Cochlear Ltd.	11,613	1,173
DUET Group	557,306	1,141
Fortescue Metals Group Ltd.	327,284	1,116

Treasury Wine Estates Ltd.	150,212	1,103
LendLease Group	107,723	1,099
Orica Ltd.	92,795	1,002
Tatts Group Ltd.	292,288	917
SEEK Ltd.	71,429	909
Incitec Pivot Ltd.	401,154	878
Challenger Ltd.	114,566	828
Crown Resorts Ltd.	80,841	806
Coca-Cola Amatil Ltd.	112,914	790
Vocus Communications Ltd.	115,571	786
BlueScope Steel Ltd.	120,876	780
Boral Ltd.	147,497	771
Healthscope Ltd.	334,190	753
Domino's Pizza Enterprises Ltd.	12,777	732
Star Entertainment Grp Ltd.	160,988	727
Tabcorp Holdings Ltd.	187,869	699
Bendigo & Adelaide Bank Ltd.	87,954	680
TPG Telecom Ltd.	65,706	642
Computershare Ltd.	94,496	638
Bank of Queensland Ltd.	74,531	600
Adelaide Brighton Ltd.	124,038	557
^ IOOF Holdings Ltd.	77,735	535
Alumina Ltd.	515,102	521
Orora Ltd.	236,853	519
Qantas Airways Ltd.	197,257	474
Iluka Resources Ltd.	86,756	467
Ansell Ltd.	31,028	457
AusNet Services	331,515	446
ALS Ltd.	112,726	438
CIMIC Group Ltd.	19,655	437
GUD Holdings Ltd.	56,714	434
* Mayne Pharma Group Ltd.	279,002	431
Northern Star Resources Ltd.	105,349	431
REA Group Ltd.	8,499	422
* Link Administration Holdings Ltd.	62,654	411
^ Flight Centre Travel Group Ltd.	16,497	404
Investa Office Fund	113,061	394
Macquarie Atlas Roads Group	88,596	392
Qube Holdings Ltd.	198,122	384
nib holdings Ltd.	105,782	372
Evolution Mining Ltd.	169,856	372
JB Hi-Fi Ltd.	18,308	361
carsales.com Ltd.	35,013	339
* Metcash Ltd.	203,181	333
WorleyParsons Ltd.	57,052	327
Perpetual Ltd.	9,284	321
CSR Ltd.	109,660	321
Harvey Norman Holdings Ltd.	87,226	321
Magellan Financial Group Ltd.	18,373	320
Bapcor Ltd.	72,743	317
Fairfax Media Ltd.	394,420	315
DuluxGroup Ltd.	62,104	314
Primary Health Care Ltd.	100,087	311
^ Blackmores Ltd.	2,602	311
BT Investment Management Ltd.	43,352	297
Charter Hall Group	69,676	296
Premier Investments Ltd.	23,993	296

	Independence Group NL	94,333	293
	GrainCorp Ltd. Class A	44,150	285
	InvoCare Ltd.	24,361	271
	ARB Corp. Ltd.	19,394	268
	Regis Resources Ltd.	84,902	264
	BWP Trust	89,415	260
	Charter Hall Retail REIT	70,558	258
	IRESS Ltd.	29,801	256
	OZ Minerals Ltd.	50,109	245
*	St. Barbara Ltd.	101,121	236
	Spotless Group Holdings Ltd.	257,439	234
	Shopping Centres Australasia Property Group	128,582	234
	Downer EDI Ltd.	73,111	232
	Mineral Resources Ltd.	30,997	232
	Sims Metal Management Ltd.	36,004	232
	Navitas Ltd.	50,787	229
	Reject Shop Ltd.	23,100	226
	Aveo Group	83,081	221
	Platinum Asset Management Ltd.	46,689	215
*	APN Outdoor Group Ltd.	34,532	212
	Sigma Pharmaceuticals Ltd.	209,696	207
2	MYOB Group Ltd.	71,583	205
	Gateway Lifestyle	91,068	199
	Automotive Holdings Group Ltd.	60,314	198
	Myer Holdings Ltd.	192,568	196
	Cromwell Property Group	226,795	190
*	Saracen Mineral Holdings Ltd.	138,314	184
	Sirtex Medical Ltd.	7,462	179
	Costa Group Holdings Ltd.	80,223	177
	Pact Group Holdings Ltd.	40,730	177
	Super Retail Group Ltd.	23,090	172
	G8 Education Ltd.	58,334	171
	Breville Group Ltd.	27,898	170
	Sandfire Resources NL	38,621	170
	Nufarm Ltd.	26,632	168
	McMillan Shakespeare Ltd.	15,440	166
*	Australian Agricultural Co. Ltd.	106,617	165
	Cleanaway Waste Management Ltd.	251,594	164
*,^	Syrah Resources Ltd.	45,053	157
	Seven West Media Ltd.	191,420	151
	Bega Cheese Ltd.	31,922	151
	Abacus Property Group	62,402	150
*	APN News & Media Ltd.	47,055	147
*	Whitehaven Coal Ltd.	109,265	141
	Steadfast Group Ltd.	85,557	137
	Brickworks Ltd.	11,518	132
	Tassal Group Ltd.	40,658	127
	Japara Healthcare Ltd.	64,092	126
	Mantra Group Ltd.	46,106	126
	Village Roadshow Ltd.	30,616	125
	Ardent Leisure Group	77,614	125
	360 Capital Industrial Fund	59,309	123
*	Infigen Energy	134,985	122
	Arena REIT	68,505	119
*,^	Bellamy's Australia Ltd.	12,983	117
*	IPH Ltd.	22,711	116
	Eclipx Group Ltd.	40,726	115

	Beach Energy Ltd.	265,042	115
*	Nanosonics Ltd.	54,585	113
*	IDP Education Ltd.	34,158	112
	FlexiGroup Ltd.	73,158	111
	Webjet Ltd.	19,104	111
^	Western Areas Ltd.	52,834	111
	Regis Healthcare Ltd.	27,703	109
	oOh!media Ltd.	25,588	108
	Altium Ltd.	18,786	105
*,^	RCG Corp. Ltd.	73,467	104
	GWA Group Ltd.	65,018	104
*	Perseus Mining Ltd.	207,674	103
	CSG Ltd.	85,730	102
	Seven Group Holdings Ltd.	19,431	101
*,^	Highfield Resources Ltd.	94,587	101
	Retail Food Group Ltd.	22,951	101
	Nine Entertainment Co. Holdings Ltd.	118,560	99
^	Corporate Travel Management Ltd.	8,315	99
	Technology One Ltd.	22,813	99
	Estia Health Ltd.	25,174	98
	iSentia Group Ltd.	40,814	98
	Genworth Mortgage Insurance Australia Ltd.	43,533	97
	Select Harvests Ltd.	16,297	95
	National Storage REIT	73,989	92
	Folkestone Education Trust	41,409	88
*	BWX Ltd.	20,537	87
	Monadelphous Group Ltd.	10,830	87
	Southern Cross Media Group Ltd.	89,810	86
	Credit Corp. Group Ltd.	8,434	85
	Ingenia Communities Group	38,871	85
	Growthpoint Properties Australia Ltd.	33,836	85
	SG Fleet Group Ltd.	27,592	84
	SAI Global Ltd.	29,194	79
	Programmed Maintenance Services Ltd.	48,054	75
	OzForex Group Ltd.	39,620	75
	Hotel Property Investments	30,663	72
	MACA Ltd.	54,308	72
*	NEXTDC Ltd.	25,198	72
	Collins Foods Ltd.	22,331	72
	Astro Japan Property Group	13,425	71
*	Resolute Mining Ltd.	53,798	69
	Australian Pharmaceutical Industries Ltd.	45,992	67
	Asaleo Care Ltd.	64,802	67
*	Senex Energy Ltd.	319,614	66
*	AWE Ltd.	93,461	64
	Greencross Ltd.	10,999	59
	GDI Property Group	75,397	57
*	WPP AUNZ Ltd.	58,559	56
*,^	Mesoblast Ltd.	65,159	55
	New Hope Corp. Ltd.	38,080	46
*	UGL Ltd.	22,674	42
	Virtus Health Ltd.	7,125	42
*	Karoon Gas Australia Ltd.	40,339	41
	TFS Corp. Ltd.	32,006	40
^	Cover-More Group Ltd.	37,846	40
	Cabcharge Australia Ltd.	13,013	39
*	Bradken Ltd.	29,923	38

*,^	Liquefied Natural Gas Ltd.	69,122	33
	Tox Free Solutions Ltd.	16,304	33
*	Beadell Resources Ltd.	77,976	31
*	NZME Ltd.	47,055	28
	RCR Tomlinson Ltd.	18,116	28
*	Virgin Australia Holdings Ltd.	143,665	26
	Cedar Woods Properties Ltd.	7,313	26
*	Lynas Corp. Ltd.	437,604	25
*	Paladin Energy Ltd.	153,176	24
*	Ten Network Holdings Ltd.	27,323	24
	Ainsworth Game Technology Ltd.	14,747	23
*	Mount Gibson Iron Ltd.	105,993	23
*	Syrah Resources Ltd.	6,244	22
	SMS Management & Technology Ltd.	14,483	20
	ERM Power Ltd.	23,151	18
	Thorn Group Ltd.	17,486	18
^	Slater & Gordon Ltd.	55,852	17
*	Billabong International Ltd.	14,358	17
	Cardno Ltd.	35,086	15
	Acrux Ltd.	27,063	15
*	Starpharma Holdings Ltd.	23,801	12
	Cash Converters International Ltd.	29,337	10
^	Capitol Health Ltd.	76,464	9
	MMA Offshore Ltd.	40,368	9
*	Arrium Ltd.	450,831	8
*	Sundance Energy Australia Ltd.	55,714	7
*	Horizon Oil Ltd.	149,601	5
	Decmil Group Ltd.	5,745	4
*	Strandline Resources Ltd.	22,019	—
	DSHE Holdings Ltd.	14,824	—
*	Jacana Minerals Ltd.	5,347	—
			220,395
Austria (0.1%)
	Erste Group Bank AG	60,924	1,615
	voestalpine AG	27,536	971
	OMV AG	27,158	725
	ANDRITZ AG	13,285	677
	BUWOG AG	18,778	455
*	IMMOFINANZ AG	198,741	433
	Wienerberger AG	24,199	373
*	Raiffeisen Bank International AG	24,597	325
	CA Immobilien Anlagen AG	16,756	315
	Oesterreichische Post AG	7,276	254
	Conwert Immobilien Invest SE	13,304	219
	Mayr Melnhof Karton AG	1,666	183
	Verbund AG	10,223	160
	Semperit AG Holding	4,737	154
	Lenzing AG	1,176	123
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,782	115
	UNIQA Insurance Group AG	17,732	110
*	Flughafen Wien AG	3,428	101
	Zumtobel Group AG	6,626	101
	Schoeller-Bleckmann Oilfield Equipment AG	1,502	92
	EVN AG	7,792	91
	DO & CO AG	1,150	91
	Kapsch TrafficCom AG	2,165	90
	RHI AG	3,814	79

S IMMO AG	7,798	75
Telekom Austria AG	10,794	63
Strabag SE	1,787	56
Palfinger AG	1,090	32
		8,078
Belgium (0.5%)
Anheuser-Busch InBev SA/NV	167,532	21,644
* KBC Group NV	57,436	2,986
UCB SA	24,655	1,929
Ageas	46,466	1,562
Solvay SA Class A	14,083	1,462
Umicore SA	24,690	1,429
Groupe Bruxelles Lambert SA	14,810	1,249
Proximus SADP	27,730	866
Colruyt SA	13,216	737
Ackermans & van Haaren NV	5,274	638
Cofinimmo SA	4,202	525
Ontex Group NV	13,557	490
* Telenet Group Holding NV	9,828	466
bpost SA	16,736	439
Sofina SA	2,439	326
Warehouses De Pauw CVA	3,090	319
Bekaert SA	6,885	315
Elia System Operator SA/NV	5,524	294
Befimmo SA	3,958	269
Melexis NV	3,442	226
D'ieteren SA/NV	4,967	218
^ Nyrstar (Voting Shares)	22,019	201
Gimv NV	3,672	199
Euronav NV	22,833	197
EVS Broadcast Equipment SA	5,452	184
Ion Beam Applications	3,801	179
* Tessenderlo Chemie NV (Voting Shares)	4,912	167
Cie d'Entreprises CFE	1,711	157
* AGFA-Gevaert NV	35,336	127
Econocom Group SA/NV	7,684	101
* Orange Belgium SA	4,121	100
Kinepolis Group NV	1,963	88
* KBC Ancora	2,239	69
Van de Velde NV	888	65
Wereldhave Belgium NV	434	54
Barco NV	689	53
		40,330
Brazil (0.8%)
Itau Unibanco Holding SA Preference Shares	418,017	4,356
Banco Bradesco SA ADR	445,616	3,877
Ambev SA ADR	553,808	3,201
BRF SA	168,424	2,821
Ambev SA	418,917	2,429
Cielo SA	212,174	2,405
* Petroleo Brasileiro SA Preference Shares	656,692	2,404
* Petroleo Brasileiro SA	511,446	2,210
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	350,550	2,064
Banco Bradesco SA Preference Shares	232,924	2,037
Itausa - Investimentos Itau SA Preference Shares	778,567	2,007
* Petroleo Brasileiro SA ADR	227,922	1,978

Itau Unibanco Holding SA ADR	181,176	1,893
Ultrapar Participacoes SA	77,648	1,773
Kroton Educacional SA	304,136	1,354
Banco do Brasil SA	183,793	1,193
Telefonica Brasil SA Preference Shares	77,964	1,184
Vale SA Class B ADR	245,843	1,133
Lojas Renner SA	134,300	1,129
BB Seguridade Participacoes SA	117,639	1,094
^ Vale SA Class B ADR	182,604	1,050
Raia Drogasil SA	50,300	1,028
CCR SA	175,900	1,016
Vale SA Preference Shares	187,666	869
Lojas Americanas SA Preference Shares	144,825	855
Banco Bradesco SA	90,697	817
Equatorial Energia SA	46,500	796
Cia de Saneamento Basico do Estado de Sao Paulo	74,600	709
Embraer SA ADR	37,055	677
Hypermarcas SA	74,712	633
Natura Cosmeticos SA	57,900	595
Klabin SA	107,100	561
* BR Malls Participacoes SA	128,830	559
CETIP SA - Mercados Organizados	40,854	545
Banco Santander Brasil SA	83,900	527
WEG SA	109,022	513
JBS SA	144,798	487
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	31,421	476
Vale SA	83,100	474
* Engie Brasil Energia SA	36,300	473
CPFL Energia SA	59,729	421
* Centrais Eletricas Brasileiras SA	71,500	389
EDP - Energias do Brasil SA	82,367	365
M Dias Branco SA	9,900	359
Qualicorp SA	52,300	347
Multiplan Empreendimentos Imobiliarios SA	16,500	321
* Centrais Eletricas Brasileiras SA Preference Shares	46,500	320
Localiza Rent a Car SA	25,400	316
* Rumo Logistica Operadora Multimodal SA	165,783	313
Cia Energetica de Minas Gerais Preference Shares	111,500	313
* Cia Siderurgica Nacional SA	86,800	296
BTG Pactual Group	56,300	295
Sul America SA	53,809	286
TIM Participacoes SA	110,200	282
Cyrela Brazil Realty SA Empreendimentos e Participacoes	79,898	276
Fibria Celulose SA	44,900	274
Braskem SA Preference Shares	45,280	259
Gerdau SA Preference Shares	107,200	256
Cosan SA Industria e Comercio	23,900	251
AES Tiete Energia SA	44,900	238
Estacio Participacoes SA	43,200	235
TOTVS SA	23,000	233
MRV Engenharia e Participacoes SA	52,900	221
Cia Hering	38,400	219
Banco do Estado do Rio Grande do Sul SA Preference Shares	65,398	217
Odontoprev SA	51,300	206
Smiles SA	12,600	202
Cia Energetica de Sao Paulo Preference Shares	46,585	200
Iguatemi Empresa de Shopping Centers SA	21,200	200

Porto Seguro SA	22,872	198
Sao Martinho SA	11,900	195
Gerdau SA ADR	82,126	194
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	9,077	193
* Cia Siderurgica Nacional SA ADR	55,570	188
Suzano Papel e Celulose SA Preference Shares Class A	58,834	180
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	16,853	153
* Petroleo Brasileiro SA ADR	19,355	141
Embraer SA	30,300	139
Duratex SA	44,085	135
Cia de Saneamento de Minas Gerais-COPASA	12,189	124
Multiplus SA	9,100	120
Cia Paranaense de Energia Preference Shares	11,500	114
Linx SA	19,800	113
Fleury SA	11,700	113
Bradespar SA Preference Shares	33,000	110
Transmissora Alianca de Energia Eletrica SA	13,627	109
CVC Brasil Operadora e Agencia de Viagens SA	15,800	105
Cia Energetica de Minas Gerais	35,922	102
Metalurgica Gerdau SA Preference Shares Class A	107,700	90
BR Properties SA	32,400	90
TIM Participacoes SA ADR	6,700	86
* EcoRodovias Infraestrutura e Logistica SA	29,800	75
* B2W Cia Digital	17,620	71
* Marcopolo SA Preference Shares	70,300	67
Cia Paranaense de Energia	10,000	66
Alupar Investimento SA	11,821	61
* Marfrig Global Foods SA	34,700	61
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	50,471	58
Cia Energetica de Minas Gerais ADR	19,000	53
Lojas Americanas SA	11,864	48
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	12,108	47
Alpargatas SA Preference Shares	13,189	47
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,666	45
Mahle-Metal Leve SA	5,200	43
Cia Energetica do Ceara Preference Shares	2,819	43
Light SA	8,773	39
Via Varejo SA	17,900	37
Grendene SA	6,900	37
Iochpe Maxion SA	6,300	34
Tupy SA	7,400	34
Ez Tec Empreendimentos e Participacoes SA	5,959	33
Sonae Sierra Brasil SA	5,200	32
Arezzo Industria e Comercio SA	3,700	32
* Minerva SA	10,300	30
Santos Brasil Participacoes SA	7,000	30
SLC Agricola SA	6,300	29
JSL SA	9,200	28
Aliansce Shopping Centers SA	6,200	28
Gafisa SA	40,500	28
* Randon Participacoes SA Preference Shares	17,664	26
Guararapes Confeccoes SA	1,100	23
GAEC Educacao SA	4,964	23
QGEP Participacoes SA	11,900	22
Even Construtora e Incorporadora SA	15,000	21
* Somos Educacao SA	7,000	21

* Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	19
* Magnesita Refratarios SA	3,660	18
Direcional Engenharia SA	9,000	18
* Marisa Lojas SA	4,950	13
2 Ser Educacional SA	2,300	11
* Alupar Investimento SA	1,516	8
* Cia de Gas de Sao Paulo-Receipt Line	7	—
* Cia de Gas de Sao Paulo - COMGAS	1	—
		68,763
Canada (3.2%)
^ Royal Bank of Canada	309,438	18,863
Toronto-Dominion Bank	381,940	16,642
Bank of Nova Scotia	252,704	12,834
Canadian National Railway Co.	145,652	9,233
Suncor Energy Inc.	324,696	8,739
^ Bank of Montreal	128,329	8,227
Enbridge Inc.	190,952	7,855
TransCanada Corp.	166,801	7,734
Canadian Natural Resources Ltd.	231,216	7,002
Brookfield Asset Management Inc. Class A	195,149	6,739
Canadian Imperial Bank of Commerce	84,312	6,405
Manulife Financial Corp.	413,058	5,631
Barrick Gold Corp.	217,636	4,752
Canadian Pacific Railway Ltd.	30,087	4,508
Sun Life Financial Inc.	122,736	4,044
Alimentation Couche-Tard Inc. Class B	82,700	3,739
Goldcorp Inc.	185,986	3,323
Rogers Communications Inc. Class B	73,100	3,229
Magna International Inc.	82,178	3,166
Thomson Reuters Corp.	68,901	2,903
Loblaw Cos. Ltd.	50,635	2,824
Agnico Eagle Mines Ltd.	48,380	2,815
^ BCE Inc.	58,616	2,807
Franco-Nevada Corp.	36,331	2,801
Agrium Inc.	30,845	2,799
Potash Corp. of Saskatchewan Inc.	178,288	2,779
* CGI Group Inc. Class A	56,588	2,747
Silver Wheaton Corp.	96,388	2,691
Fairfax Financial Holdings Ltd.	4,900	2,627
Cenovus Energy Inc.	174,274	2,495
National Bank of Canada	72,504	2,483
Pembina Pipeline Corp.	80,700	2,354
Restaurant Brands International Inc.	45,762	2,048
Intact Financial Corp.	27,200	1,950
Fortis Inc.	56,844	1,883
Metro Inc.	51,350	1,867
Imperial Oil Ltd.	55,390	1,704
Shaw Communications Inc. Class B	82,820	1,680
^ Canadian Tire Corp. Ltd. Class A	15,474	1,626
Power Corp. of Canada	73,390	1,599
Teck Resources Ltd. Class B	100,012	1,594
Great-West Lifeco Inc.	60,100	1,561
Dollarama Inc.	21,100	1,560
TELUS Corp.	45,200	1,512
Saputo Inc.	49,900	1,499
Crescent Point Energy Corp.	102,100	1,493
* Valeant Pharmaceuticals International Inc.	65,587	1,461

^ RioCan REIT	65,100	1,445
Open Text Corp.	23,700	1,444
Encana Corp.	177,894	1,431
Inter Pipeline Ltd.	66,300	1,385
Gildan Activewear Inc.	46,900	1,376
* Kinross Gold Corp.	264,849	1,369
SNC-Lavalin Group Inc.	30,800	1,327
Canadian Utilities Ltd. Class A	43,048	1,325
Constellation Software Inc.	3,100	1,262
^ ARC Resources Ltd.	71,300	1,254
First Quantum Minerals Ltd.	143,323	1,239
Yamana Gold Inc.	211,396	1,209
CCL Industries Inc. Class B	6,500	1,163
George Weston Ltd.	12,600	1,119
H&R REIT	62,203	1,108
Power Financial Corp.	45,960	1,063
Onex Corp.	16,900	1,049
* Tourmaline Oil Corp.	40,400	1,035
Keyera Corp.	35,896	1,030
^ AltaGas Ltd.	37,073	944
^ CI Financial Corp.	46,100	942
Tahoe Resources Inc.	58,981	916
* Detour Gold Corp.	34,500	902
* Seven Generations Energy Ltd. Class A	42,161	885
* BlackBerry Ltd.	113,972	864
Element Financial Corp.	79,300	852
Cameco Corp.	86,276	825
^ PrairieSky Royalty Ltd.	41,082	800
^ Peyto Exploration & Development Corp.	27,600	784
Waste Connections Inc.	10,159	757
^ Vermilion Energy Inc.	21,300	710
Husky Energy Inc.	59,499	700
CAE Inc.	52,400	699
* Turquoise Hill Resources Ltd.	188,829	673
Cominar REIT	48,604	666
Industrial Alliance Insurance & Financial Services Inc.	20,300	661
^ Canadian Apartment Properties REIT	26,100	653
Atco Ltd.	17,100	644
2 Hydro One Ltd.	32,000	636
Eldorado Gold Corp.	151,305	620
* New Gold Inc.	118,600	616
Ritchie Bros Auctioneers Inc.	18,500	614
WSP Global Inc.	20,203	606
* B2Gold Corp.	191,893	601
Allied Properties REIT	19,600	595
Smart REIT	20,100	593
Stantec Inc.	23,200	590
Pan American Silver Corp.	29,624	578
Barrick Gold Corp.	26,426	578
Finning International Inc.	35,200	570
* First Majestic Silver Corp.	32,500	564
DH Corp.	22,409	554
* Lundin Mining Corp.	128,884	539
Methanex Corp.	18,900	530
FirstService Corp.	10,729	529
Alamos Gold Inc.	56,160	524
^ Veresen Inc.	61,677	522

	Canadian REIT	13,500	517
	Quebecor Inc. Class B	16,600	511
^	Northland Power Inc.	27,052	508
	Chartwell Retirement Residences	41,600	505
	MacDonald Dettwiler & Associates Ltd.	7,500	492
	Empire Co. Ltd.	30,500	486
^	Cineplex Inc.	12,300	479
	Algonquin Power & Utilities Corp.	51,252	479
^	Whitecap Resources Inc.	64,459	478
*	IAMGOLD Corp.	92,100	475
*	Bombardier Inc. Class B	316,028	474
^	Artis REIT	43,900	459
*	IMAX Corp.	14,500	458
	TransForce Inc.	23,130	453
^	Laurentian Bank of Canada	12,055	447
*	Celestica Inc.	40,301	446
	TMX Group Ltd.	9,964	445
^	Toromont Industries Ltd.	14,600	438
	Cott Corp.	29,036	433
	IGM Financial Inc.	15,200	423
	West Fraser Timber Co. Ltd.	12,300	423
	Linamar Corp.	10,300	409
	OceanaGold Corp.	110,808	401
	Colliers International Group Inc.	9,044	373
	Maple Leaf Foods Inc.	16,100	366
*	Pretium Resources Inc.	30,829	366
	Emera Inc.	9,600	358
*	SEMAFO Inc.	63,200	340
^	Boardwalk REIT	7,900	339
*	Silver Standard Resources Inc.	24,294	339
*	Torex Gold Resources Inc.	16,258	337
*	NovaGold Resources Inc.	48,100	335
	Enerplus Corp.	54,870	327
^	Home Capital Group Inc. Class B	15,000	319
	Centerra Gold Inc.	53,336	315
	Dream Office REIT	21,700	314
	Gibson Energy Inc.	27,158	310
	Osisko Gold Royalties Ltd.	23,247	309
	Parkland Fuel Corp.	17,140	304
*	Raging River Exploration Inc.	38,300	304
	TransAlta Corp.	63,460	303
	Granite REIT	9,700	302
*	Parex Resources Inc.	30,643	297
*,^	Amaya Inc.	18,875	292
	Precision Drilling Corp.	63,900	273
	Innergex Renewable Energy Inc.	22,500	270
*	ProMetic Life Sciences Inc.	114,000	268
	Manitoba Telecom Services Inc.	9,000	266
	Stella-Jones Inc.	7,300	260
^	Canadian Western Bank	13,300	257
	HudBay Minerals Inc.	51,265	256
	Westshore Terminals Investment Corp.	17,400	253
	Capital Power Corp.	15,717	253
	First Capital Realty Inc.	14,200	252
	Hudson's Bay Co.	19,500	245
^	Mullen Group Ltd.	19,931	240
^	Corus Entertainment Inc. Class B	23,929	236

	Morguard REIT	19,340	233
*	Advantage Oil & Gas Ltd.	36,600	232
^	Superior Plus Corp.	26,353	230
	North West Co. Inc.	9,700	227
	ShawCor Ltd.	9,900	226
	Transcontinental Inc. Class A	15,200	219
	Baytex Energy Corp.	46,309	217
^	Just Energy Group Inc.	34,800	216
^	Bank of Montreal	3,309	212
	Pason Systems Inc.	14,800	198
	Winpak Ltd.	5,700	194
	Pengrowth Energy Corp.	127,200	190
^	Extendicare Inc.	30,200	190
	Jean Coutu Group PJC Inc. Class A	13,100	190
*	Great Canadian Gaming Corp.	13,100	187
^	Secure Energy Services Inc.	30,536	184
	Dorel Industries Inc. Class B	6,200	179
^	TORC Oil & Gas Ltd.	32,814	177
	Enghouse Systems Ltd.	4,200	172
	Dominion Diamond Corp.	18,500	170
	Aecon Group Inc.	12,700	169
	Aimia Inc.	25,400	167
	Norbord Inc.	6,472	163
	Northview Apartment REIT	9,263	160
*	Crew Energy Inc.	36,800	156
	Russel Metals Inc.	8,600	155
^	Concordia International Corp.	8,686	152
*	Canfor Corp.	11,900	141
^	Genworth MI Canada Inc.	5,200	139
	Cogeco Communications Inc.	2,800	138
*,^	Birchcliff Energy Ltd.	18,800	136
*,^	Bombardier Inc. Class A	74,500	134
	Nevsun Resources Ltd.	36,800	122
*	ATS Automation Tooling Systems Inc.	15,000	115
*	NuVista Energy Ltd.	22,773	110
^	First National Financial Corp.	4,600	106
	Ensign Energy Services Inc.	18,800	104
	Martinrea International Inc.	15,500	103
*	MEG Energy Corp.	24,200	102
^	Bonterra Energy Corp.	5,400	102
^	Enerflex Ltd.	11,000	96
*	Alacer Gold Corp.	36,900	94
^	Penn West Petroleum Ltd.	70,300	89
	InnVest REIT	16,500	89
*,^	Sierra Wireless Inc.	4,900	87
*	China Gold International Resources Corp. Ltd.	46,000	87
	Canadian Energy Services & Technology Corp.	31,900	86
*,^	Paramount Resources Ltd. Class A	9,000	85
^	AutoCanada Inc.	5,078	83
*,^	Kelt Exploration Ltd.	21,851	75
	Cascades Inc.	9,100	68
*	Gran Tierra Energy Inc.	24,000	67
*	Gran Tierra Energy Inc.	22,700	63
	Canaccord Genuity Group Inc.	13,000	47
*	DREAM Unlimited Corp. Class A	7,200	47
*,^	Athabasca Oil Corp.	48,500	46
*,^	Avigilon Corp.	3,900	40

^ Sprott Inc.	18,900	36
* Pacific Exploration and Production Corp.	54,765	27
* Osisko Gold Royalties Warrants Exp. 02/26/2019	620	2
* Brookfield Business Partners LP	79	2
		281,146
Chile (0.1%)
SACI Falabella	120,359	883
Empresa Nacional de Electricidad SA ADR	27,550	752
* Latam Airlines Group SA	78,364	684
Empresas COPEC SA	69,664	629
Cencosud SA	213,869	609
AES Gener SA	982,502	475
Banco de Chile	4,223,818	468
Empresas CMPC SA	205,431	431
Banco de Credito e Inversiones	9,348	416
Enersis Americas SA ADR	46,383	403
Cia Cervecerias Unidas SA	32,696	374
Endesa Americas SA	753,488	352
Aguas Andinas SA Class A	563,704	341
Colbun SA	1,345,610	330
* Itau CorpBanca	35,582,534	309
Sociedad Quimica y Minera de Chile SA ADR	11,862	294
Banco Santander Chile	5,672,801	291
Banco Santander Chile ADR	13,755	283
Parque Arauco SA	120,781	266
Enersis Americas SA	1,505,735	263
* Empresa Nacional de Telecomunicaciones SA	26,654	262
Engie Energia Chile SA	127,686	237
SONDA SA	103,961	191
Vina Concha y Toro SA	102,740	177
Enersis Chile SA	1,505,735	175
Inversiones Aguas Metropolitanas SA	94,249	161
Embotelladora Andina SA Preference Shares	40,520	158
Empresa Nacional de Electricidad SA	167,940	153
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,070	126
Inversiones La Construccion SA	9,475	109
Ripley Corp. SA	116,780	74
CAP SA	14,259	62
Forus SA	15,785	57
* Cia Sud Americana de Vapores SA	977,795	18
		10,813
China (2.1%)
Tencent Holdings Ltd.	1,124,556	27,162
China Mobile Ltd.	1,107,361	13,713
China Construction Bank Corp.	18,796,206	12,641
Industrial & Commercial Bank of China Ltd.	14,953,245	8,531
Bank of China Ltd.	15,579,800	6,432
Ping An Insurance Group Co. of China Ltd.	1,072,872	5,035
CNOOC Ltd.	3,335,912	4,021
China Petroleum & Chemical Corp.	5,354,933	3,840
China Life Insurance Co. Ltd.	1,592,000	3,611
PetroChina Co. Ltd.	4,430,000	3,037
China Overseas Land & Investment Ltd.	840,480	2,772
Agricultural Bank of China Ltd.	5,610,500	2,067
China Pacific Insurance Group Co. Ltd.	527,000	1,873
China Telecom Corp. Ltd.	3,532,034	1,746

	China Merchants Bank Co. Ltd.	754,772	1,618
	Hengan International Group Co. Ltd.	187,246	1,576
	CITIC Ltd.	1,031,000	1,564
	PICC Property & Casualty Co. Ltd.	954,887	1,488
	China Shenhua Energy Co. Ltd.	760,500	1,460
	China Resources Land Ltd.	571,909	1,427
	China Minsheng Banking Corp. Ltd.	1,309,760	1,369
*	China Railway Group Ltd.	1,750,000	1,324
	China Unicom Hong Kong Ltd.	1,169,574	1,246
	Bank of Communications Co. Ltd.	1,808,058	1,224
	Haitong Securities Co. Ltd.	663,539	1,083
	ENN Energy Holdings Ltd.	206,754	987
	Sinopharm Group Co. Ltd.	203,200	987
	China CITIC Bank Corp. Ltd.	1,536,010	974
	China Communications Construction Co. Ltd.	880,475	965
	CITIC Securities Co. Ltd.	443,000	946
2	Dalian Wanda Commercial Properties Co. Ltd.	140,999	896
	Guangdong Investment Ltd.	576,000	885
	Great Wall Motor Co. Ltd.	837,858	874
*,^	BYD Co. Ltd.	135,460	863
	Lenovo Group Ltd.	1,328,000	861
	CRRC Corp. Ltd.	879,800	810
	Belle International Holdings Ltd.	1,173,000	778
	China Merchants Holdings International Co. Ltd.	256,000	753
	CSPC Pharmaceutical Group Ltd.	862,000	746
	Dongfeng Motor Group Co. Ltd.	594,000	736
2	Huatai Securities Co. Ltd.	357,764	733
	China Cinda Asset Management Co. Ltd.	2,152,000	701
	GF Securities Co. Ltd.	307,000	675
	Beijing Enterprises Holdings Ltd.	118,000	667
	China Resources Power Holdings Co. Ltd.	411,400	657
	China Resources Beer Holdings Co. Ltd.	338,666	657
	Geely Automobile Holdings Ltd.	995,000	656
2	China Galaxy Securities Co. Ltd.	751,500	652
	Anhui Conch Cement Co. Ltd.	240,000	631
	Zhuzhou CRRC Times Electric Co. Ltd.	111,825	619
	Country Garden Holdings Co. Ltd.	1,508,230	615
	New China Life Insurance Co. Ltd.	172,001	612
	Fosun International Ltd.	464,464	609
	Brilliance China Automotive Holdings Ltd.	546,000	608
	China Vanke Co. Ltd.	267,904	607
	China Everbright International Ltd.	545,000	590
	Zijin Mining Group Co. Ltd.	1,611,301	589
	Future Land Holdings Co. Ltd. Class A	365,318	587
	Shenzhou International Group Holdings Ltd.	110,991	586
2	CGN Power Co. Ltd.	1,974,832	585
	Guangzhou Automobile Group Co. Ltd.	451,857	581
	China Longyuan Power Group Corp. Ltd.	719,000	579
*	China Taiping Insurance Holdings Co. Ltd.	293,059	577
	Sino Biopharmaceutical Ltd.	858,000	575
*	Alibaba Pictures Group Ltd.	2,550,000	547
	China Gas Holdings Ltd.	344,000	545
*,2	China Huarong Asset Management Co. Ltd.	1,349,000	536
2	People's Insurance Co. Group of China Ltd.	1,384,000	535
	Beijing Enterprises Water Group Ltd.	868,000	528
	China State Construction International Holdings Ltd.	372,000	499
	Huaneng Power International Inc.	800,000	493

	China Conch Venture Holdings Ltd.	254,998	489
	Chongqing Changan Automobile Co. Ltd. Class B	286,662	476
	Sunny Optical Technology Group Co. Ltd.	118,000	471
	Fullshare Holdings Ltd.	1,067,500	463
*	China Evergrande Group	732,000	462
	Tsingtao Brewery Co. Ltd.	126,702	448
	Longfor Properties Co. Ltd.	320,000	438
	China Railway Construction Corp. Ltd.	361,126	435
*	Alibaba Health Information Technology Ltd.	622,000	433
	TravelSky Technology Ltd.	225,000	432
^	China Huishan Dairy Holdings Co. Ltd.	1,092,401	430
	Haier Electronics Group Co. Ltd.	252,000	423
	China Medical System Holdings Ltd.	286,000	421
	Beijing Capital International Airport Co. Ltd.	354,000	409
	China Reinsurance Group Corp.	1,730,000	405
	China Resources Gas Group Ltd.	136,000	400
	ANTA Sports Products Ltd.	178,000	398
	GCL-Poly Energy Holdings Ltd.	2,872,800	395
	COSCO Pacific Ltd.	378,000	390
	Zhejiang Expressway Co. Ltd.	370,000	383
	Kunlun Energy Co. Ltd.	488,000	371
2	Fuyao Glass Industry Group Co. Ltd.	143,200	363
	Sinopec Shanghai Petrochemical Co. Ltd.	740,000	362
	Far East Horizon Ltd.	452,000	356
	Shenzhen International Holdings Ltd.	236,000	344
	Kingsoft Corp. Ltd.	196,000	335
	China National Building Material Co. Ltd.	704,000	325
	GOME Electrical Appliances Holding Ltd.	2,652,720	322
	Air China Ltd.	422,000	322
	China Jinmao Holdings Group Ltd.	1,140,000	318
	China Everbright Bank Co. Ltd.	729,000	318
	China Power International Development Ltd.	761,000	311
*	China Coal Energy Co. Ltd.	581,000	307
*	Luye Pharma Group Ltd.	458,000	298
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	200,586	296
	Jiangsu Expressway Co. Ltd.	208,000	294
2	BAIC Motor Corp. Ltd.	316,400	288
	Shimao Property Holdings Ltd.	212,000	278
	Yanzhou Coal Mining Co. Ltd.	446,000	275
	Kingboard Chemical Holdings Ltd.	126,000	272
	Shanghai Pharmaceuticals Holding Co. Ltd.	114,400	272
	Guangzhou R&F Properties Co. Ltd.	179,000	272
*,2	China International Capital Corp. Ltd.	184,800	268
2	China Railway Signal & Communication Corp. Ltd.	399,500	267
	AviChina Industry & Technology Co. Ltd.	356,000	262
	China Everbright Ltd.	136,000	261
	Sino-Ocean Group Holding Ltd.	593,500	251
	Lee & Man Paper Manufacturing Ltd.	322,000	249
	Jiangxi Copper Co. Ltd.	211,000	243
*,^	China Traditional Chinese Medicine Holdings Co. Ltd.	592,000	242
	Chongqing Rural Commercial Bank Co. Ltd.	459,000	242
	Skyworth Digital Holdings Ltd.	320,000	240
2	Shengjing Bank Co. Ltd.	216,854	239
	Intime Retail Group Co. Ltd.	299,500	236
2	Sinopec Engineering Group Co. Ltd.	265,135	232
	China Oilfield Services Ltd.	290,000	229
*,^	Aluminum Corp. of China Ltd.	705,331	228

2	Legend Holdings Corp.	95,000	227
	China Machinery Engineering Corp.	359,000	225
	Shandong Weigao Group Medical Polymer Co. Ltd.	400,000	224
	Huaneng Renewables Corp. Ltd.	694,000	223
	China Resources Cement Holdings Ltd.	600,000	218
*,^	China Shanshui Cement Group Ltd.	267,000	216
	Nine Dragons Paper Holdings Ltd.	271,000	216
	SOHO China Ltd.	464,500	215
	China Dongxiang Group Co. Ltd.	1,077,000	213
	Tong Ren Tang Technologies Co. Ltd.	134,000	212
	China Communications Services Corp. Ltd.	382,000	208
	China Southern Airlines Co. Ltd.	296,000	195
	Shanghai Industrial Holdings Ltd.	82,000	192
	Sunac China Holdings Ltd.	302,000	190
	Zhaojin Mining Industry Co. Ltd.	158,500	183
2	Fu Shou Yuan International Group Ltd.	272,000	182
*	Shanghai Electric Group Co. Ltd.	428,000	178
	Phoenix Healthcare Group Co. Ltd.	120,090	178
	Shenzhen Investment Ltd.	419,953	171
	Haitian International Holdings Ltd.	99,000	166
	Weichai Power Co. Ltd.	135,200	163
2	Red Star Macalline Group Corp. Ltd.	156,796	161
	ZTE Corp.	117,614	159
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	63,500	156
^	China Molybdenum Co. Ltd.	681,000	155
2	Dali Foods Group Co. Ltd.	259,000	151
	COSCO International Holdings Ltd.	308,000	151
	Metallurgical Corp. of China Ltd.	489,000	149
*	China Eastern Airlines Corp. Ltd.	264,000	148
*,^	China COSCO Holdings Co. Ltd.	420,500	147
	China Shipping Development Co. Ltd.	256,000	145
	China International Marine Containers Group Co. Ltd.	125,500	145
*	Carnival Group International Holdings Ltd.	1,209,992	144
	Wuxi Little Swan Co. Ltd. Class B	40,175	142
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	202,500	142
^	NetDragon Websoft Holdings Ltd.	43,500	142
*	Li Ning Co. Ltd.	268,749	141
	Yuexiu Property Co. Ltd.	1,063,207	137
*	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	134
	BBMG Corp.	365,000	134
	Hopson Development Holdings Ltd.	144,000	132
	China Energy Engineering Corp. Ltd.	898,000	131
	Sinotrans Ltd.	283,000	130
	CT Environmental Group Ltd.	424,000	129
	China National Accord Medicines Corp. Ltd. Class B	20,760	127
*,^	CAR Inc.	123,117	126
	Huadian Power International Corp. Ltd.	266,000	126
*	Hybrid Kinetic Group Ltd.	3,574,000	125
	Datang International Power Generation Co. Ltd.	478,000	124
*	China Shipping Container Lines Co. Ltd.	590,000	124
^	China Maple Leaf Educational Systems Ltd.	144,000	124
	Guangshen Railway Co. Ltd.	242,000	119
	Digital China Holdings Ltd.	152,000	118
	Inner Mongolia Yitai Coal Co. Ltd. Class B	161,304	118
	Logan Property Holdings Co. Ltd.	306,000	117
^	Sinosoft Technology Group Ltd.	210,000	116
^	Xinjiang Goldwind Science & Technology Co. Ltd.	85,000	116

*	Shandong Airlines Co. Ltd. Class B	49,300	114
	Agile Group Holdings Ltd.	197,500	113
	China High Speed Transmission Equipment Group Co. Ltd.	145,000	113
	Shenzhen Expressway Co. Ltd.	118,000	111
^	China Hongqiao Group Ltd.	166,000	111
*	China Agri-Industries Holdings Ltd.	316,800	111
	Shanghai Jinjiang International Travel Co. Ltd. Class B	28,772	110
	Guangdong Electric Power Development Co. Ltd. Class B	239,742	110
	Lao Feng Xiang Co. Ltd. Class B	30,400	109
^	SMI Holdings Group Ltd.	1,212,000	108
	Shandong Chenming Paper Holdings Ltd.	127,500	107
	China Zhongwang Holdings Ltd.	237,200	106
	CSG Holding Co. Ltd. Class B	129,105	106
	Peak Sport Products Co. Ltd.	343,000	106
*	Chinasoft International Ltd.	260,000	105
*	Kingdee International Software Group Co. Ltd.	332,000	105
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	34,833	105
	Dazhong Transportation Group Co. Ltd. Class B	137,250	104
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	104
	China Lesso Group Holdings Ltd.	175,000	99
	CIFI Holdings Group Co. Ltd.	382,000	99
	Kingboard Laminates Holdings Ltd.	155,000	99
*	BYD Electronic International Co. Ltd.	129,500	99
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	107,000	98
*,2	Haichang Ocean Park Holdings Ltd.	484,000	98
^	PAX Global Technology Ltd.	118,000	98
*	Coolpad Group Ltd.	547,400	96
*,^,2 Cogobuy Group		62,000	93
	Bank of Chongqing Co. Ltd.	122,000	92
	KWG Property Holding Ltd.	147,000	91
*	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	91
	Anhui Expressway Co. Ltd.	116,000	90
	Skyway Securities Group Ltd.	2,520,000	90
*	China Water Industry Group Ltd.	544,000	89
	Xtep International Holdings Ltd.	173,000	89
	INESA Intelligent Tech Inc. Class B	103,700	88
	Central China Securities Co. Ltd.	201,988	85
	China Water Affairs Group Ltd.	138,000	85
^	Hilong Holding Ltd.	609,000	83
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	83
*	Greenland Hong Kong Holdings Ltd.	275,000	83
^	Dah Chong Hong Holdings Ltd.	166,000	82
	Beijing Jingneng Clean Energy Co. Ltd.	270,000	82
	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	82
	Powerlong Real Estate Holdings Ltd.	356,000	80
	Huadian Fuxin Energy Corp. Ltd.	342,000	80
	C C Land Holdings Ltd.	302,000	78
	China Electronics Corp. Holdings Co. Ltd.	322,000	77
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	62,788	76
*	Leyou Technologies Holdings Ltd.	560,000	76
	Yuexiu Transport Infrastructure Ltd.	114,000	76
	BOE Technology Group Co. Ltd. Class B	288,800	75
	Huishang Bank Corp. Ltd.	158,452	75
	Vinda International Holdings Ltd.	38,599	75
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	30,000	74
2	Hua Hong Semiconductor Ltd.	78,000	73
	Tianneng Power International Ltd.	106,000	73

	Shanghai Baosight Software Co. Ltd. Class B	40,000	73
	Hua Han Health Industry Holdings Ltd.	778,708	73
	Weifu High-Technology Group Co. Ltd. Class B	34,600	72
*	Greentown China Holdings Ltd.	97,879	71
^	Golden Eagle Retail Group Ltd.	63,000	71
*	Lifetech Scientific Corp.	379,998	71
	Weiqiao Textile Co.	88,000	70
	Poly Culture Group Corp. Ltd.	27,200	70
	China ZhengTong Auto Services Holdings Ltd.	171,000	70
*	Renhe Commercial Holdings Co. Ltd.	2,742,000	70
	Guorui Properties Ltd.	205,000	70
	China All Access Holdings Ltd.	220,000	69
2	Cosmo Lady China Holdings Co. Ltd.	179,998	69
	Foshan Huaxin Packaging Co. Ltd. Class B	56,900	69
	Dalian Port PDA Co. Ltd.	326,600	69
	Greatview Aseptic Packaging Co. Ltd.	132,000	69
*,^	Biostime International Holdings Ltd.	21,000	68
	Shanghai Huayi Group Corp. Ltd. Class B	63,200	68
*	Huadian Energy Co. Ltd. Class B	131,400	68
*	China Chengtong Development Group Ltd.	816,000	68
	Tianjin Port Development Holdings Ltd.	450,000	67
*	Shanghai Zhongyida Co. Ltd. Class B	118,300	67
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	66
	Dawnrays Pharmaceutical Holdings Ltd.	100,000	66
2	Beijing Urban Construction Design & Development Group Co. Ltd.	120,113	65
	Tibet Water Resources Ltd.	191,000	64
	China BlueChemical Ltd.	318,000	64
	Sinopec Kantons Holdings Ltd.	122,000	64
*	Poly Property Group Co. Ltd.	234,000	63
*	Enerchina Holdings Ltd.	1,503,000	63
*,2	Ozner Water International Holding Ltd.	366,000	63
	Dongjiang Environmental Co. Ltd.	37,500	62
*,^	National Agricultural Holdings Ltd.	246,000	62
	Wasion Group Holdings Ltd.	108,000	61
^	China South City Holdings Ltd.	292,000	60
	China Foods Ltd.	156,000	60
*	Sinopec Oilfield Service Corp.	316,000	59
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	67,770	59
	Sinotruk Hong Kong Ltd.	130,500	58
	Beijing Capital Land Ltd.	152,000	58
*	Zhonglu Co. Ltd. Class B	26,400	58
*,2	Tianhe Chemicals Group Ltd.	383,088	58
*	Kama Co. Ltd. Class B	46,500	57
	Sichuan Expressway Co. Ltd.	166,000	57
*	Angang Steel Co. Ltd.	114,000	56
	China Overseas Property Holdings Ltd.	267,493	56
	Chaowei Power Holdings Ltd.	86,000	56
	Shanghai Industrial Urban Development Group Ltd.	246,000	56
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	55
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	53
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	53
	SSY Group Ltd.	164,336	53
	Fiyta Holdings Ltd. Class B	57,840	52
	Fantasia Holdings Group Co. Ltd.	375,000	52
	Texhong Textile Group Ltd.	38,500	51
	Zhongsheng Group Holdings Ltd.	82,000	51
*	West China Cement Ltd.	530,000	50

*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	50
*	Hanergy Thin Film Power Group Ltd.	1,810,000	49
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	47
*	China Overseas Grand Oceans Group Ltd.	165,000	47
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	47
	China Lilang Ltd.	73,000	47
	Luthai Textile Co. Ltd. Class B	35,800	47
	Huangshan Tourism Development Co. Ltd. Class B	34,350	47
*	Shang Gong Group Co. Ltd. Class B	42,600	46
	China Fangda Group Co. Ltd. Class B	49,800	46
*	Maanshan Iron & Steel Co. Ltd.	200,000	45
*	Shanghai Potevio Co. Ltd. Class B	25,700	45
	Harbin Electric Co. Ltd.	96,000	44
	Phoenix Satellite Television Holdings Ltd.	200,000	44
	Fufeng Group Ltd.	125,000	43
	361 Degrees International Ltd.	146,000	43
*	China Oil & Gas Group Ltd.	572,000	43
*	China Soft Power Technology Holdings Ltd.	1,302,000	43
	Tianjin Development Holdings Ltd.	90,000	42
	Lonking Holdings Ltd.	279,000	41
*	AVIC International Holding HK Ltd.	604,000	41
*	PW Medtech Group Ltd.	159,000	41
*	China Modern Dairy Holdings Ltd.	310,000	41
*	Shanghai Diesel Engine Co. Ltd. Class B	46,100	40
	Xiamen International Port Co. Ltd.	204,000	39
	Shanghai Haixin Group Co. Class B	48,700	38
*	Sinolink Worldwide Holdings Ltd.	386,000	38
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	38
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	38
	Shanghai Highly Group Co. Ltd. Class B	47,700	38
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	14,700	37
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	40,300	37
	China Power New Energy Development Co. Ltd.	62,000	37
	Beijing North Star Co. Ltd.	118,000	36
^	Dongfang Electric Corp. Ltd.	44,800	36
*	MIE Holdings Corp.	384,000	35
*	Hi Sun Technology China Ltd.	213,000	35
	China Shineway Pharmaceutical Group Ltd.	33,000	35
	Livzon Pharmaceutical Group Inc.	6,890	34
*	China Datang Corp. Renewable Power Co. Ltd.	330,000	34
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	34
	Hubei Sanonda Co. Ltd. Class B	38,600	34
*	Glorious Property Holdings Ltd.	355,000	33
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	33
	Eastern Communications Co. Ltd. Class B	45,100	33
	Concord New Energy Group Ltd.	520,000	32
*	TCL Multimedia Technology Holdings Ltd.	58,000	31
	Jinzhou Port Co. Ltd. Class B	56,400	30
*	China Rare Earth Holdings Ltd.	421,113	30
*,^	CITIC Resources Holdings Ltd.	278,000	30
*	Hengdeli Holdings Ltd.	284,000	30
*	North Mining Shares Co. Ltd.	1,310,000	29
	Welling Holding Ltd.	156,000	29
*	Shougang Concord International Enterprises Co. Ltd.	994,000	29
*	China Fiber Optic Network System Group Ltd.	348,000	29
*	China Yurun Food Group Ltd.	195,000	29
	Foshan Electrical and Lighting Co. Ltd. Class B	33,900	28

	Comba Telecom Systems Holdings Ltd.	172,763	28
	CIMC Enric Holdings Ltd.	70,000	28
*	China Huiyuan Juice Group Ltd.	77,500	27
	China Merchants Land Ltd.	168,000	27
	Xingda International Holdings Ltd.	103,000	27
	Ajisen China Holdings Ltd.	61,000	26
*,^	Sinotrans Shipping Ltd.	169,500	26
	CPMC Holdings Ltd.	55,000	24
^	China Suntien Green Energy Corp. Ltd.	209,000	24
*	Chengde Nanjiang Co. Ltd. Class B	62,900	23
^	China Singyes Solar Technologies Holdings Ltd.	56,400	23
	Huaxin Cement Co. Ltd. Class B	36,200	22
*	Shanghai Bailian Group Co. Ltd. Class B	15,500	22
*	Landing International Development Ltd.	1,115,000	22
	China National Materials Co. Ltd.	88,000	22
	Sinofert Holdings Ltd.	174,000	21
	Hydoo International Holding Ltd.	172,000	21
	Changshouhua Food Co. Ltd.	47,000	21
	Universal Health International Group Holding Ltd.	383,000	21
	Yashili International Holdings Ltd.	94,000	20
^	Boer Power Holdings Ltd.	51,000	20
	Bosideng International Holdings Ltd.	242,000	20
	Tiangong International Co. Ltd.	258,000	19
	V1 Group Ltd.	370,000	19
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	19
*,^	Wisdom Sports Group	64,000	19
	First Tractor Co. Ltd.	36,000	19
*	EverChina International Holdings Co. Ltd.	475,000	17
	NVC Lighting Holding Ltd.	156,000	17
*	China Dynamics Holdings Ltd.	420,000	15
*	Anxin-China Holdings Ltd.	312,000	15
*	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	15
*,^	China Precious Metal Resources Holdings Co. Ltd.	480,000	15
	Shenguan Holdings Group Ltd.	176,000	15
^	Tech Pro Technology Development Ltd.	833,600	15
*	SRE Group Ltd.	490,000	14
	Jiangling Motors Corp. Ltd. Class B	6,100	14
	Real Nutriceutical Group Ltd.	143,000	13
*	Dongyue Group Ltd.	71,000	13
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	33,285	12
2	Kangda International Environmental Co. Ltd.	59,998	12
*	China Public Procurement Ltd.	904,000	12
*,^	Baoxin Auto Group Ltd.	20,643	11
*	Daphne International Holdings Ltd.	78,000	10
*	China Lumena New Materials Corp.	476,000	8
*	Mingfa Group International Co. Ltd.	30,971	8
	China Resources and Transportation Group Ltd.	375,000	5
			183,747
Colombia (0.0%)
	Bancolombia SA ADR	19,410	663
	Grupo de Inversiones Suramericana SA	40,212	502
	Grupo Aval Acciones y Valores Preference Shares	971,105	370
	Grupo de Inversiones Suramericana SA Preference Shares	26,676	326
*	Ecopetrol SA ADR	37,930	324
	Grupo Argos SA	53,737	324
	Interconexion Electrica SA ESP	104,568	310
	Corp Financiera Colombiana SA	23,450	293

	Banco Davivienda SA Preference Shares	30,693	270
	Cementos Argos SA	49,950	187
*	Ecopetrol SA	423,943	179
	Cementos Argos SA Preference Shares	48,144	166
	Almacenes Exito SA	35,678	163
	Bancolombia SA Preference Shares	14,574	125
*	Cemex Latam Holdings SA	21,710	88
	Avianca Holdings SA Preference Shares	47,127	35
	Grupo Aval Acciones y Valores SA ADR	2,333	18
			4,343
Czech Republic (0.0%)
	Komercni banka as	18,572	732
	CEZ AS	32,776	620
	Philip Morris CR AS	382	208
*,2	Moneta Money Bank AS	52,204	161
			1,721
Denmark (0.6%)
	Novo Nordisk A/S Class B	386,326	21,969
	Danske Bank A/S	148,895	4,049
	Vestas Wind Systems A/S	44,028	3,078
	Pandora A/S	23,065	3,004
	Carlsberg A/S Class B	25,657	2,548
	Novozymes A/S	44,765	2,197
*	Genmab A/S	11,046	2,003
	Coloplast A/S Class B	22,910	1,795
	AP Moeller - Maersk A/S Class A	1,373	1,795
	DSV A/S	35,615	1,586
	ISS A/S	37,852	1,460
	AP Moeller - Maersk A/S Class B	863	1,172
	Chr Hansen Holding A/S	17,325	1,090
	TDC A/S	166,630	877
*,2	DONG Energy A/S	15,995	651
	GN Store Nord A/S	31,155	588
	Jyske Bank A/S	13,369	556
	Royal Unibrew A/S	12,081	556
*	H Lundbeck A/S	11,016	448
	William Demant Holding A/S	21,525	440
*	Topdanmark A/S	17,644	438
	FLSmidth & Co. A/S	9,869	397
	Tryg A/S	20,091	375
	SimCorp A/S	6,823	353
*	Bavarian Nordic A/S	8,849	338
	Dfds A/S	7,170	328
	Sydbank A/S	11,263	302
	Rockwool International A/S Class B	1,356	257
	NKT Holding A/S	4,924	254
	Matas A/S	11,786	208
2	Scandinavian Tobacco Group A/S	10,283	182
	Spar Nord Bank A/S	21,626	179
	Ambu A/S Class B	3,819	162
	ALK-Abello A/S	1,004	143
	Schouw & Co.	1,690	98
	Alm Brand A/S	11,849	80
	Solar A/S Class B	1,496	77
*	Bang & Olufsen A/S	4,004	44

* OW Bunker A/S	3,210	—
		56,077
Egypt (0.0%)
Commercial International Bank Egypt SAE	217,787	1,167
* Global Telecom Holding SAE GDR	125,930	223
ElSewedy Electric Co.	29,618	145
Talaat Moustafa Group	193,125	122
Sidi Kerir Petrochemicals Co.	79,618	118
* Egyptian Financial Group-Hermes Holding Co.	65,963	96
Juhayna Food Industries	126,362	89
* Medinet Nasr Housing	55,348	89
* Pioneers Holding for Financial Investments SAE	40,996	59
Telecom Egypt Co.	55,015	57
* Orascom Construction Ltd.	10,791	52
* Maridive & Oil Services SAE	165,936	48
* South Valley Cement	74,684	44
* Orascom Telecom Media And Technology Holding SAE GDR	126,005	43
* Six of October Development & Investment	24,349	38
* Citadel Capital SAE	263,431	30
* Ezz Steel	24,554	23
Palm Hills Developments SAE	71,385	21
Heliopolis Housing	3,075	19
Oriental Weavers	24,535	14
* Abu Dhabi Islamic Bank	24,453	10
		2,507
Finland (0.4%)
Nokia Oyj	1,192,699	6,881
Sampo Oyj Class A	95,031	3,937
Kone Oyj Class B	76,937	3,898
UPM-Kymmene Oyj	110,680	2,283
Fortum Oyj	96,531	1,604
Wartsila OYJ Abp	31,521	1,368
Nokian Renkaat Oyj	31,045	1,154
Stora Enso Oyj	120,404	1,094
Elisa Oyj	29,997	1,088
Metso Oyj	35,528	986
Neste Oyj	25,427	965
Huhtamaki Oyj	20,539	902
Orion Oyj Class B	19,334	792
Amer Sports Oyj	22,499	639
Kesko Oyj Class B	12,726	567
Cargotec Oyj Class B	11,483	515
Tieto Oyj	13,913	401
Konecranes Oyj	12,412	374
Valmet Oyj	28,128	367
Metsa Board Oyj	53,803	315
* Outokumpu Oyj	47,770	275
* Outotec Oyj	56,612	274
Uponor Oyj	11,586	215
YIT Oyj	31,462	214
Sponda Oyj	44,471	204
Caverion Corp.	25,972	171
Citycon Oyj	59,664	149
Kemira Oyj	10,948	144
Cramo Oyj	6,013	142
Raisio Oyj	30,159	139

Oriola-KD Oyj	29,369	138
Sanoma Oyj	15,917	128
Ramirent Oyj	11,293	96
* Finnair Oyj	12,392	65
* Stockmann OYJ Abp Class B	3,597	24
		32,508
France (2.8%)
TOTAL SA	443,714	21,340
Sanofi	233,423	19,882
BNP Paribas SA	204,183	10,128
LVMH Moet Hennessy Louis Vuitton SE	53,236	9,116
Danone SA	118,553	9,092
AXA SA	403,286	8,208
Schneider Electric SE	114,996	7,503
L'Oreal SA	38,449	7,306
Vinci SA	96,094	7,304
Airbus Group SE	115,087	6,789
Air Liquide SA	57,933	6,176
Orange SA	392,464	6,023
Essilor International SA	41,503	5,316
Societe Generale SA	154,163	5,256
Pernod Ricard SA	44,477	5,082
Engie SA	297,534	4,897
Vivendi SA	243,990	4,791
Cie de Saint-Gobain	100,633	4,272
Safran SA	61,570	4,185
Cie Generale des Etablissements Michelin	36,869	3,768
Capgemini SA	34,789	3,344
Renault SA	35,442	3,099
Kering	16,238	3,086
Publicis Groupe SA	41,420	3,084
Legrand SA	55,714	3,074
Carrefour SA	115,686	2,898
* Valeo SA	47,493	2,436
Hermes International	5,418	2,332
L'Oreal SA Loyalty Line	12,108	2,301
Dassault Systemes	26,481	2,187
Sodexo SA	17,838	2,089
Veolia Environnement SA	91,176	2,021
Klepierre	41,811	2,005
Christian Dior SE	11,078	2,004
Thales SA	21,269	1,937
Atos SE	18,818	1,845
Accor SA	43,328	1,814
Credit Agricole SA	196,560	1,741
SES SA Class A	79,381	1,740
Air Liquide SA	13,881	1,480
Arkema SA	16,714	1,428
Technip SA	23,381	1,311
Bouygues SA	42,069	1,246
Ingenico Group SA	11,353	1,245
Gecina SA	8,210	1,244
* Peugeot SA	82,346	1,244
Eiffage SA	15,454	1,188
Bureau Veritas SA	54,156	1,177
Societe BIC SA	7,710	1,140
SCOR SE	36,621	1,070

	Groupe Eurotunnel SE	99,415	1,033
	Suez	62,485	1,014
	Teleperformance	10,820	1,007
*	Alstom SA	39,763	979
	Iliad SA	4,876	948
	Zodiac Aerospace	41,204	928
	STMicroelectronics NV	123,790	905
	Rexel SA	60,581	901
	Wendel SA	8,399	897
	Edenred	39,542	897
	Orpea	9,148	808
	Natixis SA	187,356	773
*	Ubisoft Entertainment SA	18,487	759
	Casino Guichard Perrachon SA	13,845	750
*	Sartorius Stedim Biotech	10,324	733
	Eutelsat Communications SA	36,234	721
	Bollore SA	194,283	703
	Fonciere Des Regions	7,305	687
	Eurofins Scientific SE	1,699	637
2	Euronext NV	14,797	632
	SEB SA	4,683	624
	Electricite de France SA	47,555	622
	Eurazeo SA	9,561	611
	Lagardere SCA	23,330	596
	Faurecia	15,011	592
	Aeroports de Paris	5,469	582
	SFR Group SA	23,500	556
2	Elior Participations SCA	24,829	542
	Rubis SCA	6,685	540
	Altran Technologies SA	36,049	523
	JCDecaux SA	15,073	515
	ICADE	6,620	511
	CNP Assurances	30,497	466
^	Remy Cointreau SA	5,230	457
	Nexity SA	8,554	455
	Imerys SA	6,280	446
	Technicolor SA	66,721	419
*,2	Amundi SA	9,457	414
	Ipsen SA	6,176	403
*	Nexans SA	7,979	403
	BioMerieux	2,904	401
	Plastic Omnium SA	11,348	360
	Sopra Steria Group	2,748	323
	Mercialys SA	13,525	316
	Korian SA	8,909	316
	Elis SA	16,345	295
	Alten SA	3,980	276
*,^	Vallourec SA	74,353	271
	IPSOS	7,959	262
	Television Francaise 1	26,985	261
*,^	DBV Technologies SA	3,552	245
	SPIE SA	12,811	244
	Credit Agricole SA Loyalty Line	25,664	227
	Euler Hermes Group	2,676	221
	Metropole Television SA	12,110	220
	Havas SA	25,376	214
*	Virbac SA	1,008	199

*,2	Worldline SA	6,413	192
	Vicat SA	3,033	181
*,^	Air France-KLM	30,729	178
	Tarkett SA	5,002	161
^	Neopost SA	5,799	161
	Faiveley Transport SA	1,533	159
*,^	Genfit	4,403	118
^	CGG SA	4,859	116
*,2	Europcar Groupe SA	13,941	115
	Trigano SA	1,902	113
*	Euro Disney SCA	75,318	106
	Bonduelle SCA	3,988	103
*	Etablissements Maurel et Prom	31,465	101
	Electricite de France SA Loyalty Line	6,661	87
	Coface SA	16,874	86
	SEB SA Loyalty Line	643	86
*	Groupe Fnac SA	1,373	85
	Guerbet	1,179	79
^	Gaztransport Et Technigaz SA	2,718	78
	Fonciere de Paris SIIC	470	74
	LISI	2,726	74
	Beneteau SA	6,653	67
	Boiron SA	633	59
	Derichebourg SA	18,005	59
	Vilmorin & Cie SA	815	54
	Haulotte Group SA	2,872	45
	Assystem	1,557	43
	Rallye SA	2,306	40
*,^	Parrot SA	2,373	37
	GL Events	1,837	35
^	Bourbon Corp.	2,900	34
*,^	Eramet	929	33
	Albioma SA	1,776	31
	FFP	382	29
	Jacquet Metal Service	1,267	19
	Mersen	914	15
^	Solocal Group	2,411	9
			249,946
Germany (2.8%)
	Bayer AG	172,905	18,587
	Siemens AG	160,064	17,374
	SAP SE	183,892	16,095
	BASF SE	192,590	15,128
	Allianz SE	94,728	13,573
	Daimler AG	198,739	13,511
	Deutsche Telekom AG	658,555	11,204
	adidas AG	41,170	6,763
	Fresenius SE & Co. KGaA	81,405	6,081
	Deutsche Post AG	196,299	5,858
	Volkswagen AG Preference Shares	40,657	5,720
	Bayerische Motoren Werke AG	65,905	5,679
	Linde AG	39,196	5,633
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,923	4,990
	Continental AG	22,263	4,669
	E.ON SE	387,217	4,153
	Fresenius Medical Care AG & Co. KGaA	44,668	4,080
	Henkel AG & Co. KGaA Preference Shares	31,388	3,911

*	Deutsche Bank AG	287,393	3,865
	Vonovia SE	96,915	3,842
	Infineon Technologies AG	227,538	3,772
	Deutsche Boerse AG	41,162	3,456
	Henkel AG & Co. KGaA	29,314	3,182
	Merck KGaA	27,443	3,031
	HeidelbergCement AG	33,447	2,833
	Deutsche Wohnen AG	67,878	2,541
	thyssenkrupp AG	94,578	2,169
	ProSiebenSat.1 Media SE	41,987	1,923
	Beiersdorf AG	20,348	1,912
	GEA Group AG	35,516	1,896
*	RWE AG	101,129	1,799
	Porsche Automobil Holding SE Preference Shares	33,945	1,775
	Symrise AG	24,565	1,732
	Brenntag AG	33,242	1,651
	Commerzbank AG	224,253	1,480
	Hannover Rueck SE	11,932	1,221
	LEG Immobilien AG	12,063	1,211
	METRO AG	37,321	1,201
*	QIAGEN NV	45,077	1,183
	United Internet AG	26,070	1,154
	FUCHS PETROLUB SE	27,902	1,073
	MTU Aero Engines AG	10,478	1,071
^	Wirecard AG	22,700	1,056
	Evonik Industries AG	32,344	1,009
	OSRAM Licht AG	19,172	998
	Bayerische Motoren Werke AG Preference Shares	12,433	901
	Freenet AG	32,061	895
	K&S AG	40,607	849
	LANXESS AG	17,781	840
	MAN SE	7,813	819
*,2	Zalando SE	21,460	814
	HUGO BOSS AG	12,984	771
*	STADA Arzneimittel AG	13,118	708
	KUKA AG	5,810	704
	KION Group AG	12,591	690
	Sartorius AG Preference Shares	7,760	621
2	Covestro AG	13,167	616
	Volkswagen AG	4,066	601
	RTL Group SA	7,043	600
^	Puma SE	2,334	582
	Rheinmetall AG	8,031	563
	Deutsche Lufthansa AG	47,003	559
	HOCHTIEF AG	4,180	548
	Telefonica Deutschland Holding AG	134,221	548
	Gerresheimer AG	5,816	499
	Aurubis AG	9,477	492
	Axel Springer SE	8,874	486
	Hella KGaA Hueck & Co.	13,298	485
	Suedzucker AG	18,900	473
	Fielmann AG	5,877	454
*	Dialog Semiconductor plc	13,707	450
	Software AG	10,632	429
	Norma Group SE	8,214	427
	Aareal Bank AG	12,683	417
	Deutsche EuroShop AG	8,453	401

	Fraport AG Frankfurt Airport Services Worldwide	6,847	375
	Rational AG	758	367
	TAG Immobilien AG	25,363	361
*	Nordex SE	12,822	356
	Drillisch AG	8,836	351
	alstria office REIT-AG	24,223	337
	Wincor Nixdorf AG	6,013	333
	Indus Holding AG	6,665	331
	Bechtle AG	2,720	315
	GRENKE AG	1,580	309
	TUI AG	23,341	306
	Salzgitter AG	9,449	295
	Krones AG	2,900	290
*	Schaeffler AG Preference Shares	18,887	276
	Wacker Chemie AG	2,942	274
	TLG Immobilien AG	12,090	271
	Duerr AG	3,125	270
	DMG Mori AG	5,206	249
*	MorphoSys AG	5,573	247
	Nemetschek SE	3,904	246
	CompuGroup Medical SE	5,668	245
	Jungheinrich AG Preference Shares	7,791	238
	RHOEN-KLINIKUM AG	8,038	237
^	Stroeer SE & Co. KGaA	4,843	230
	CTS Eventim AG & Co. KGaA	6,198	216
*	PATRIZIA Immobilien AG	8,241	208
	Talanx AG	6,791	204
	Leoni AG	5,436	201
2	ADO Properties SA	4,929	201
	Sixt SE	3,725	199
2	Deutsche Pfandbriefbank AG	20,422	196
*	Kloeckner & Co. SE	14,417	193
	KWS Saat SE	581	185
*	zooplus AG	1,212	175
	Takkt AG	7,223	173
	Pfeiffer Vacuum Technology AG	1,577	163
*	Bilfinger SE	5,310	162
	Jenoptik AG	9,224	158
	BRAAS Monier Building Group SA	5,799	140
	XING AG	672	134
	Bertrandt AG	1,140	125
	ElringKlinger AG	6,460	118
	RWE AG Preference Shares	8,374	109
*,^	SGL Carbon SE	8,789	107
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	106
^	SMA Solar Technology AG	1,946	98
*,^	Heidelberger Druckmaschinen AG	32,853	95
	Deutsche Beteiligungs AG	2,883	91
*,2	Hapag-Lloyd AG	4,722	88
	Carl Zeiss Meditec AG	2,316	87
	Fuchs Petrolub SE Preference Shares	1,999	84
^	BayWa AG	2,533	80
*	AIXTRON SE	12,390	78
	Sixt SE Preference Shares	1,806	74
*	Vossloh AG	1,197	74
	comdirect bank AG	7,126	74
	Biotest AG Preference Shares	3,969	61

Hornbach Baumarkt AG	2,055	58
Deutz AG	11,888	55
DIC Asset AG	5,437	53
Gerry Weber International AG	4,199	51
Wacker Neuson SE	2,449	44
Hamburger Hafen und Logistik AG	2,013	32
Bauer AG	2,227	31
		247,177
Greece (0.0%)
Alpha Bank AE	268,035	541
OPAP SA	44,400	356
Titan Cement Co. SA	12,200	280
National Bank of Greece SA	1,103,750	254
Hellenic Telecommunications Organization SA	24,810	244
Hellenic Telecommunications Organization SA ADR	45,296	214
Eurobank Ergasias SA	350,334	203
JUMBO SA	16,422	194
Piraeus Bank SA	1,037,374	177
Motor Oil Hellas Corinth Refineries SA	14,637	171
FF Group	6,714	166
Athens Water Supply & Sewage Co. SA	16,211	104
Metka Industrial - Construction SA	11,409	93
Mytilineos Holdings SA	20,599	90
Hellenic Exchanges SA	17,966	85
Grivalia Properties REIC AE	7,948	62
Aegean Airlines SA	7,411	59
* Public Power Corp. SA	13,196	42
* Hellenic Petroleum SA	7,187	31
* Ellaktor SA	8,992	14
		3,380
Hong Kong (1.2%)
AIA Group Ltd.	2,512,782	15,653
CK Hutchison Holdings Ltd.	602,427	7,061
Hong Kong Exchanges and Clearing Ltd.	253,471	6,275
Sun Hung Kai Properties Ltd.	311,103	4,464
Cheung Kong Property Holdings Ltd.	603,927	4,334
Link REIT	475,660	3,554
CLP Holdings Ltd.	335,985	3,502
Hang Seng Bank Ltd.	172,124	3,081
Hong Kong & China Gas Co. Ltd.	1,606,878	2,988
Power Assets Holdings Ltd.	266,000	2,608
Jardine Matheson Holdings Ltd.	43,337	2,577
BOC Hong Kong Holdings Ltd.	701,000	2,308
Sands China Ltd.	507,600	1,942
Jardine Strategic Holdings Ltd.	56,439	1,730
Wharf Holdings Ltd.	248,600	1,718
MTR Corp. Ltd.	288,500	1,634
Hongkong Land Holdings Ltd.	251,100	1,611
Swire Pacific Ltd. Class A	134,182	1,608
Galaxy Entertainment Group Ltd.	425,000	1,417
Henderson Land Development Co. Ltd.	231,809	1,384
New World Development Co. Ltd.	1,122,224	1,308
AAC Technologies Holdings Inc.	139,500	1,304
China Mengniu Dairy Co. Ltd.	673,000	1,127
Cheung Kong Infrastructure Holdings Ltd.	126,000	1,115
Sino Land Co. Ltd.	616,280	1,103

^	Bank of East Asia Ltd.	260,672	1,079
	Techtronic Industries Co. Ltd.	252,500	1,069
	Hang Lung Properties Ltd.	458,000	993
	Wheelock & Co. Ltd.	167,000	896
2	WH Group Ltd.	1,079,201	852
^	Want Want China Holdings Ltd.	1,340,455	823
	Swire Properties Ltd.	270,846	756
	Samsonite International SA	245,696	700
	Yue Yuen Industrial Holdings Ltd.	168,500	685
	PCCW Ltd.	872,000	635
	Hang Lung Group Ltd.	193,000	625
	Li & Fung Ltd.	1,232,000	617
	Wynn Macau Ltd.	321,200	524
	Hysan Development Co. Ltd.	106,000	489
*	Semiconductor Manufacturing International Corp.	5,646,000	458
	Kerry Properties Ltd.	166,500	457
	First Pacific Co. Ltd.	575,200	447
	Prosperity REIT	894,000	399
	ASM Pacific Technology Ltd.	52,700	392
	NWS Holdings Ltd.	230,500	378
	VTech Holdings Ltd.	34,400	374
	Shangri-La Asia Ltd.	347,519	374
	Tingyi Cayman Islands Holding Corp.	420,000	364
	Fortune REIT	282,923	363
	Minth Group Ltd.	112,000	363
*,^	Kingston Financial Group Ltd.	760,000	338
^	Sun Art Retail Group Ltd.	485,079	337
	Cathay Pacific Airways Ltd.	201,000	327
^	Prada SPA	104,000	309
	Hopewell Holdings Ltd.	92,500	308
	Great Eagle Holdings Ltd.	61,000	276
*	Esprit Holdings Ltd.	342,246	275
	Cafe de Coral Holdings Ltd.	74,000	249
	NagaCorp Ltd.	342,000	234
	HKBN Ltd.	193,689	232
	Xinyi Glass Holdings Ltd.	300,000	230
	Haitong International Securities Group Ltd.	366,038	222
	Dah Sing Financial Holdings Ltd.	32,544	218
	Champion REIT	375,000	217
^	China Goldjoy Group Ltd.	1,988,000	206
	Towngas China Co. Ltd.	332,000	202
	SJM Holdings Ltd.	314,000	197
	Truly International Holdings Ltd.	360,000	196
	Giordano International Ltd.	354,000	186
*	China Minsheng Financial Holding Corp. Ltd.	1,790,000	185
	Melco International Development Ltd.	179,000	184
	Man Wah Holdings Ltd.	243,200	178
^	Xinyi Solar Holdings Ltd.	448,000	172
	Uni-President China Holdings Ltd.	220,800	170
^	Brightoil Petroleum Holdings Ltd.	566,000	167
*	Freeman Financial Corp. Ltd.	3,160,000	164
	MGM China Holdings Ltd.	108,000	157
	CP Pokphand Co. Ltd.	1,350,000	157
	Chow Tai Fook Jewellery Group Ltd.	201,600	156
	Television Broadcasts Ltd.	45,800	155
	Tongda Group Holdings Ltd.	760,000	153
	Shun Tak Holdings Ltd.	472,000	153

	Kowloon Development Co. Ltd.	163,000	151
	Luk Fook Holdings International Ltd.	59,000	150
	L'Occitane International SA	70,000	146
	FIH Mobile Ltd.	427,000	146
	Johnson Electric Holdings Ltd.	57,750	145
*,^,2 IMAX China Holding Inc.		27,100	140
	Chong Hing Bank Ltd.	64,000	139
	Guotai Junan International Holdings Ltd.	399,000	134
*	Canvest Environmental Protection Group Co. Ltd.	291,000	134
	Sunlight REIT	215,000	132
*	Pou Sheng International Holdings Ltd.	458,000	131
	China Harmony New Energy Auto Holding Ltd.	231,000	131
	Yuexiu REIT	207,000	124
	Value Partners Group Ltd.	143,000	121
	Shui On Land Ltd.	447,000	121
*,^	Superb Summit International Group Ltd.	620,000	117
	Lifestyle International Holdings Ltd.	81,500	115
	Texwinca Holdings Ltd.	146,000	115
*,^	Sino Oil And Gas Holdings Ltd.	3,795,000	115
	CITIC Telecom International Holdings Ltd.	302,500	114
	SmarTone Telecommunications Holdings Ltd.	63,000	112
	Spring REIT	251,000	112
	SEA Holdings Ltd.	45,509	109
*	China Innovative Finance Group Ltd.	1,320,000	109
	Orient Overseas International Ltd.	30,500	108
	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	106
	Nexteer Automotive Group Ltd.	107,000	106
*	China Oceanwide Holdings Ltd.	1,050,000	106
	HengTen Networks Group Ltd.	2,664,000	105
*,^,2 Regina Miracle International Holdings Ltd.		94,000	103
	Stella International Holdings Ltd.	59,000	101
	China Travel International Investment Hong Kong Ltd.	354,000	101
*,^	KuangChi Science Ltd.	289,000	101
*	China Ocean Industry Group Ltd.	4,325,000	100
*	HC International Inc.	170,000	99
^	IGG Inc.	232,000	99
^	Town Health International Medical Group Ltd.	618,000	99
*	Huabao International Holdings Ltd.	275,000	99
*	Convoy Financial Holdings Ltd.	3,102,000	96
	United Co. RUSAL plc	270,000	96
*	Mason Financial Holdings Ltd.	2,540,000	93
*,^	China Strategic Holdings Ltd.	3,500,000	90
	Dah Sing Banking Group Ltd.	47,937	90
	Shougang Fushan Resources Group Ltd.	498,000	89
*	FDG Electric Vehicles Ltd.	1,620,000	88
*	TOM Group Ltd.	325,971	88
*	Global Brands Group Holding Ltd.	990,000	87
	Kerry Logistics Network Ltd.	58,000	83
	SITC International Holdings Co. Ltd.	136,000	81
	Hopewell Highway Infrastructure Ltd.	156,300	80
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	79
	Far East Consortium International Ltd.	225,000	78
	G-Resources Group Ltd.	4,329,600	76
	Pacific Textiles Holdings Ltd.	52,000	74
^	China LNG Group Ltd.	2,400,000	74
	Gemdale Properties & Investment Corp. Ltd.	1,144,000	68
	K Wah International Holdings Ltd.	132,000	67

	TCL Communication Technology Holdings Ltd.	74,000	67
	China Silver Group Ltd.	264,000	62
*	China Medical & HealthCare Group Ltd.	1,149,488	61
	Dynam Japan Holdings Co. Ltd.	37,400	59
	Varitronix International Ltd.	124,000	54
*	United Photovoltaics Group Ltd.	734,000	54
*	Mei Ah Entertainment Group Ltd.	960,000	53
*	Pacific Basin Shipping Ltd.	470,000	53
	Singamas Container Holdings Ltd.	548,000	52
^	SA Sa International Holdings Ltd.	115,995	51
	Yingde Gases Group Co. Ltd.	137,500	49
	China Aerospace International Holdings Ltd.	382,000	48
	NewOcean Energy Holdings Ltd.	162,000	48
	Goodbaby International Holdings Ltd.	104,464	47
	China Beidahuang Industry Group Holdings Ltd.	952,000	47
*	MMG Ltd.	196,000	47
*	Kong Sun Holdings Ltd.	925,000	46
	TPV Technology Ltd.	224,000	44
*	NetMind Financial Holdings Ltd.	4,128,000	43
*	13 Holdings Ltd.	107,500	42
*	China Financial International Investments Ltd.	790,000	40
	Ju Teng International Holdings Ltd.	126,000	40
	Lai Sun Development Co. Ltd.	2,169,000	39
	Shenwan Hongyuan HK Ltd.	75,000	37
	Chow Sang Sang Holdings International Ltd.	19,000	37
	New Sports Group Ltd.	2,440,000	37
2	CGN New Energy Holdings Co. Ltd.	250,000	37
	Sun Hung Kai & Co. Ltd.	58,000	34
^	Lee's Pharmaceutical Holdings Ltd.	43,500	34
	APT Satellite Holdings Ltd.	49,500	34
*	United Laboratories International Holdings Ltd.	86,000	34
*,^	China LotSynergy Holdings Ltd.	940,000	31
*	Summit Ascent Holdings Ltd.	145,948	31
*	GCL New Energy Holdings Ltd.	696,000	31
*	Midland Holdings Ltd.	96,000	30
*	Hong Kong Television Network Ltd.	164,000	29
*,^	Honghua Group Ltd.	587,000	29
*	SPT Energy Group Inc.	438,000	27
*	Macau Legend Development Ltd.	186,000	26
*	Silver Base Group Holdings Ltd.	294,000	26
	TCC International Holdings Ltd.	147,000	26
*	Good Resources Holdings Ltd.	479,978	25
	Liu Chong Hing Investment Ltd.	19,982	25
*	Sincere Watch Hong Kong Ltd.	560,000	24
	EVA Precision Industrial Holdings Ltd.	272,000	24
*,^	Suncorp Technologies Ltd.	1,910,000	20
*	Xinchen China Power Holdings Ltd.	128,000	18
*,^	Anton Oilfield Services Group	182,000	17
*	Lifestyle China Group Ltd.	81,500	16
*	Winshine Science Co. Ltd.	675,904	16
	Springland International Holdings Ltd.	122,657	15
*	Sunshine Oilsands Ltd.	317,500	15
	China Huarong Energy Co. Ltd.	232,299	14
*	Trinity Ltd.	156,000	12
*	Emperor Watch & Jewellery Ltd.	360,000	11
	Parkson Retail Group Ltd.	117,500	10
*,^	Haier Healthwise Holdings Ltd.	301,115	9

*	China Healthcare Enterprise Group Ltd.	592,842	8
	Hang Fat Ginseng Holdings Co. Ltd.	327,500	6
*	China Household Holdings Ltd.	445,000	5
*,2	China Jicheng Holdings Ltd.	135,026	4
			107,511
Hungary (0.0%)
	OTP Bank plc	45,546	1,111
	MOL Hungarian Oil & Gas plc	10,782	676
	Richter Gedeon Nyrt	26,878	568
	Magyar Telekom Telecommunications plc	62,225	100
			2,455
India (1.1%)
	Housing Development Finance Corp. Ltd.	337,870	6,967
	Infosys Ltd. ADR	250,160	4,110
	HDFC Bank Ltd. ADR	55,497	3,844
	Tata Consultancy Services Ltd.	96,152	3,767
2	Reliance Industries Ltd. GDR	116,447	3,515
	Sun Pharmaceutical Industries Ltd.	242,214	3,011
	Infosys Ltd.	149,029	2,387
	ITC Ltd.	584,163	2,210
	Hindustan Unilever Ltd.	148,999	2,055
	Tata Motors Ltd.	245,274	1,851
	Reliance Industries Ltd.	98,766	1,498
	Oil & Natural Gas Corp. Ltd.	442,306	1,470
	Bharti Airtel Ltd.	256,670	1,392
	Coal India Ltd.	279,697	1,374
	Mahindra & Mahindra Ltd.	61,630	1,351
	Axis Bank Ltd.	157,112	1,287
	Kotak Mahindra Bank Ltd.	108,329	1,237
	ICICI Bank Ltd.	317,485	1,232
	HCL Technologies Ltd.	106,626	1,201
	Lupin Ltd.	45,821	1,194
	Larsen & Toubro Ltd.	46,318	1,081
	Maruti Suzuki India Ltd.	14,774	1,053
	NTPC Ltd.	410,457	972
	Indian Oil Corp. Ltd.	119,539	972
	Asian Paints Ltd.	58,228	970
	Hero MotoCorp Ltd.	19,946	954
	IndusInd Bank Ltd.	52,665	927
	State Bank of India GDR	25,567	866
	Zee Entertainment Enterprises Ltd.	107,186	797
	Eicher Motors Ltd.	2,340	786
	Indiabulls Housing Finance Ltd.	66,438	760
	ICICI Bank Ltd. ADR	99,965	758
	UltraTech Cement Ltd.	13,200	734
	Dr Reddy's Laboratories Ltd.	16,445	724
	Shriram Transport Finance Co. Ltd.	36,088	691
	Vedanta Ltd.	277,667	688
	Bharti Infratel Ltd.	112,305	663
	Aurobindo Pharma Ltd.	55,318	654
	Bharat Petroleum Corp. Ltd.	73,820	653
	Tech Mahindra Ltd.	89,383	653
	Godrej Consumer Products Ltd.	27,016	642
	JSW Steel Ltd.	25,355	636
	Ambuja Cements Ltd.	151,311	614
	Power Grid Corp. of India Ltd.	231,783	610

Bosch Ltd.	1,604	599
Bajaj Finance Ltd.	3,830	594
Cipla Ltd.	75,216	593
Adani Ports & Special Economic Zone Ltd.	168,835	586
Nestle India Ltd.	5,306	570
Wipro Ltd.	69,217	564
UPL Ltd.	60,270	564
Bajaj Auto Ltd.	13,546	548
Idea Cellular Ltd.	322,545	507
Titan Co. Ltd.	77,768	490
Yes Bank Ltd.	26,777	488
GAIL India Ltd.	84,273	482
Dabur India Ltd.	94,301	428
GlaxoSmithKline Pharmaceuticals Ltd.	8,386	415
* United Spirits Ltd.	11,184	410
LIC Housing Finance Ltd.	50,770	395
Wipro Ltd. ADR	32,783	372
Shree Cement Ltd.	1,543	372
Motherson Sumi Systems Ltd.	72,483	360
Bajaj Finserv Ltd.	8,743	357
Piramal Enterprises Ltd.	14,712	352
Ashok Leyland Ltd.	239,519	341
Marico Ltd.	80,339	341
Divi's Laboratories Ltd.	18,333	329
Hindustan Petroleum Corp. Ltd.	17,055	321
Havells India Ltd.	55,138	321
Glenmark Pharmaceuticals Ltd.	24,487	315
Tata Steel Ltd.	58,957	314
* Bharat Financial Inclusion Ltd.	22,543	306
Apollo Hospitals Enterprise Ltd.	14,411	293
Oracle Financial Services Software Ltd.	5,219	287
Hindalco Industries Ltd.	139,523	280
Reliance Infrastructure Ltd.	30,091	274
Rural Electrification Corp. Ltd.	84,218	268
Max Financial Services Ltd.	30,805	267
* Tata Power Co. Ltd.	243,302	262
Siemens Ltd.	12,446	246
Hindustan Zinc Ltd.	79,986	245
Berger Paints India Ltd.	66,592	237
Bharat Forge Ltd.	20,732	236
Cairn India Ltd.	81,088	235
Mphasis Ltd.	28,942	234
Info Edge India Ltd.	19,089	234
Grasim Industries Ltd.	3,156	231
* Alkem Laboratories Ltd.	9,654	227
Cadila Healthcare Ltd.	40,645	223
Mindtree Ltd.	25,780	223
Britannia Industries Ltd.	4,992	219
Mahindra & Mahindra Financial Services Ltd.	43,961	217
ABB India Ltd.	11,390	215
Bharat Heavy Electricals Ltd.	97,563	213
* Bank of Baroda	91,356	208
NHPC Ltd.	531,677	201
NMDC Ltd.	133,233	200
Rajesh Exports Ltd.	30,331	199
Pidilite Industries Ltd.	18,150	199
Federal Bank Ltd.	202,272	196

*	Indian Hotels Co. Ltd.	96,294	194
	Vakrangee Ltd.	69,361	193
*	Reliance Communications Ltd.	245,174	193
	L&T Finance Holdings Ltd.	149,027	192
	State Bank of India	55,530	191
	GlaxoSmithKline Consumer Healthcare Ltd.	2,010	190
	Petronet LNG Ltd.	42,186	188
	Dewan Housing Finance Corp. Ltd.	54,173	181
	Kansai Nerolac Paints Ltd.	35,036	179
	ACC Ltd.	7,059	178
	Power Finance Corp. Ltd.	54,172	177
	Blue Dart Express Ltd.	2,017	177
	Strides Shasun Ltd.	9,442	164
	CRISIL Ltd.	5,359	162
	Muthoot Finance Ltd.	32,403	160
	Page Industries Ltd.	735	158
	Bharat Electronics Ltd.	8,274	153
	Reliance Capital Ltd.	22,512	151
	Reliance Power Ltd.	185,943	151
*	Natco Pharma Ltd.	15,642	148
	DLF Ltd.	60,681	146
	Abbott India Ltd.	2,099	146
	Ramco Cements Ltd.	17,456	144
	United Breweries Ltd.	11,552	140
	Colgate-Palmolive India Ltd.	9,940	139
	Torrent Pharmaceuticals Ltd.	6,428	139
	Aditya Birla Nuvo Ltd.	6,500	138
	Tube Investments of India Ltd.	16,493	136
	Jubilant Foodworks Ltd.	7,394	135
	Welspun India Ltd.	88,190	135
	HDFC Bank Ltd.	7,224	134
	Emami Ltd.	7,710	131
	Edelweiss Financial Services Ltd.	92,416	131
	Biocon Ltd.	10,229	127
	Balkrishna Industries Ltd.	11,634	127
	Pfizer Ltd.	4,184	125
	Steel Authority of India Ltd.	176,832	125
	Cyient Ltd.	16,496	122
	PI Industries Ltd.	10,777	122
*	Punjab National Bank	64,733	120
	McLeod Russel India Ltd.	39,170	120
	Sanofi India Ltd.	1,742	119
*	Suzlon Energy Ltd.	451,294	118
	Cummins India Ltd.	9,045	118
*	Balrampur Chini Mills Ltd.	58,956	117
	Supreme Industries Ltd.	8,322	116
	Sundaram Finance Ltd.	5,136	115
2	Dr Lal PathLabs Ltd.	7,873	114
	Bajaj Holdings & Investment Ltd.	4,212	114
*	Voltas Ltd.	21,448	112
*,2	InterGlobe Aviation Ltd.	7,456	110
	KRBL Ltd.	28,058	107
	MRF Ltd.	207	105
	Oberoi Realty Ltd.	23,982	104
	Oil India Ltd.	18,669	103
	Kajaria Ceramics Ltd.	5,263	100
	Tata Motors Ltd. Class A	20,090	97

Castrol India Ltd.	14,722	97
eClerx Services Ltd.	4,065	95
* Fortis Healthcare Ltd.	36,791	94
Godrej Industries Ltd.	14,509	93
Symphony Ltd.	2,586	93
Arvind Ltd.	20,018	91
Ajanta Pharma Ltd.	3,380	90
AIA Engineering Ltd.	5,820	90
Jubilant Life Sciences Ltd.	17,164	86
CESC Ltd.	9,350	86
* Videocon Industries Ltd.	54,258	85
* IDFC Ltd.	103,749	85
* Crompton Greaves Ltd.	71,167	84
* TV18 Broadcast Ltd.	137,341	83
Alembic Pharmaceuticals Ltd.	8,754	82
* RattanIndia Power Ltd.	479,722	82
Ceat Ltd.	6,232	81
JSW Energy Ltd.	65,068	80
IDFC Bank Ltd.	103,749	80
* Sun Pharma Advanced Research Co. Ltd.	14,830	79
Credit Analysis & Research Ltd.	5,001	79
* Jindal Steel & Power Ltd.	63,005	79
NCC Ltd.	63,849	78
Gillette India Ltd.	1,099	78
Century Textiles & Industries Ltd.	7,450	78
* Dish TV India Ltd.	50,292	78
* Wockhardt Ltd.	5,121	77
Radico Khaitan Ltd.	56,953	77
* Gujarat Pipavav Port Ltd.	29,361	76
Chambal Fertilizers and Chemicals Ltd.	78,021	75
Amara Raja Batteries Ltd.	5,150	72
Tata Communications Ltd.	10,833	71
Repco Home Finance Ltd.	5,587	71
Apollo Tyres Ltd.	28,669	70
Bayer CropScience Ltd.	1,170	70
VA Tech Wabag Ltd.	8,071	70
Persistent Systems Ltd.	6,778	70
Thermax Ltd.	5,117	67
Sun TV Network Ltd.	9,912	67
TVS Motor Co. Ltd.	15,125	66
* Tata Chemicals Ltd.	9,174	65
Exide Industries Ltd.	23,787	64
Hexaware Technologies Ltd.	18,647	62
WABCO India Ltd.	640	61
KPIT Technologies Ltd.	30,090	59
Redington India Ltd.	38,482	59
GRUH Finance Ltd.	13,350	59
Torrent Power Ltd.	23,118	59
* GMR Infrastructure Ltd.	269,033	58
* Whirlpool of India Ltd.	4,543	57
Gujarat Gas Ltd.	6,502	57
* Canara Bank	15,022	56
Engineers India Ltd.	16,342	55
* Mangalore Refinery & Petrochemicals Ltd.	45,416	55
Sadbhav Engineering Ltd.	12,847	55
* Adani Power Ltd.	129,261	54
Just Dial Ltd.	6,337	53

Adani Enterprises Ltd.	42,545	51
Karur Vysya Bank Ltd.	7,135	51
* Bank of India	29,471	49
IRB Infrastructure Developers Ltd.	15,260	49
* Tata Global Beverages Ltd.	22,864	49
* Housing Development & Infrastructure Ltd.	31,911	49
Welspun Corp. Ltd.	36,272	47
Alstom T&D India Ltd.	8,970	46
* Indiabulls Real Estate Ltd.	33,322	46
Gateway Distriparks Ltd.	11,596	46
National Aluminium Co. Ltd.	63,183	44
Bajaj Corp. Ltd.	7,508	44
Sintex Industries Ltd.	37,552	43
* Bajaj Hindusthan Sugar Ltd.	139,539	42
Multi Commodity Exchange of India Ltd.	2,593	41
Union Bank of India	21,229	41
Cox & Kings Ltd.	13,948	40
IDBI Bank Ltd.	37,908	40
Indraprastha Gas Ltd.	4,094	40
Gujarat Fluorochemicals Ltd.	4,074	38
Srei Infrastructure Finance Ltd.	33,628	38
* Ipca Laboratories Ltd.	4,757	37
Prestige Estates Projects Ltd.	12,821	36
Sobha Ltd.	7,055	35
* Polaris Consulting & Services Ltd.	12,204	35
Gujarat State Petronet Ltd.	17,246	34
IFCI Ltd.	75,943	33
Jammu & Kashmir Bank Ltd.	32,230	32
Jain Irrigation Systems Ltd.	28,413	30
* Jaiprakash Associates Ltd.	159,746	29
Indian Bank	11,871	28
South Indian Bank Ltd.	79,690	25
* Alstom India Ltd.	2,496	23
Karnataka Bank Ltd.	10,313	23
* Unitech Ltd.	198,930	22
Great Eastern Shipping Co. Ltd.	4,216	21
* Hindustan Construction Co. Ltd.	58,499	20
* Central Bank of India	13,166	19
* Vijaya Bank	31,062	19
Rolta India Ltd.	18,714	19
PTC India Ltd.	16,013	19
Coromandel International Ltd.	4,820	18
* Corp Bank	23,040	14
* Amtek Auto Ltd.	19,970	14
* DEN Networks Ltd.	10,752	14
* Allahabad Bank	11,991	14
* Syndicate Bank	11,844	14
* UCO Bank	17,873	12
* Indian Overseas Bank	27,269	11
Oriental Bank of Commerce	6,239	11
* Arvind Infrastructure Ltd.	2,001	3
		98,836
Indonesia (0.3%)
Telekomunikasi Indonesia Persero Tbk PT	10,314,140	3,357
Bank Central Asia Tbk PT	2,725,428	3,012
Astra International Tbk PT	4,205,930	2,490
Bank Rakyat Indonesia Persero Tbk PT	2,136,378	1,887

Bank Mandiri Persero Tbk PT	2,021,516	1,569
Unilever Indonesia Tbk PT	233,600	805
Bank Negara Indonesia Persero Tbk PT	1,482,930	608
Indofood Sukses Makmur Tbk PT	877,000	559
Perusahaan Gas Negara Persero Tbk	2,205,100	556
Kalbe Farma Tbk PT	3,834,800	492
Gudang Garam Tbk PT	88,300	456
Semen Indonesia Persero Tbk PT	592,600	426
Charoen Pokphand Indonesia Tbk PT	1,469,600	422
United Tractors Tbk PT	304,160	367
Indocement Tunggal Prakarsa Tbk PT	257,200	336
Lippo Karawaci Tbk PT	3,841,600	333
Bumi Serpong Damai Tbk PT	1,980,200	317
Indofood CBP Sukses Makmur Tbk PT	449,200	296
Surya Citra Media Tbk PT	1,175,900	285
Summarecon Agung Tbk PT	2,178,900	283
Ciputra Development Tbk PT	2,538,526	273
AKR Corporindo Tbk PT	506,100	262
* XL Axiata Tbk PT	890,300	253
Pakuwon Jati Tbk PT	4,746,600	237
Adaro Energy Tbk PT	2,789,300	223
Bank Danamon Indonesia Tbk PT	668,700	179
Jasa Marga Persero Tbk PT	426,500	174
Media Nusantara Citra Tbk PT	1,051,100	173
Tower Bersama Infrastructure Tbk PT	357,100	156
* Aneka Tambang Persero Tbk PT	2,541,300	155
BISI International Tbk PT	1,076,000	145
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,091,000	119
Intiland Development Tbk PT	2,556,900	113
Bank Tabungan Negara Persero Tbk PT	743,100	112
Waskita Karya Persero Tbk PT	525,374	111
Wijaya Karya Beton Tbk PT	1,298,600	99
Global Mediacom Tbk PT	1,211,000	96
Ramayana Lestari Sentosa Tbk PT	980,900	91
* Gajah Tunggal Tbk PT	720,000	89
Link Net Tbk PT	246,700	82
Tambang Batubara Bukit Asam Persero Tbk PT	100,900	76
Wijaya Karya Persero Tbk PT	249,900	57
* Alam Sutera Realty Tbk PT	1,374,100	55
* Astra Agro Lestari Tbk PT	49,055	54
Ace Hardware Indonesia Tbk PT	729,200	54
* Panin Financial Tbk PT	3,164,200	51
Matahari Putra Prima Tbk PT	345,600	46
* Vale Indonesia Tbk PT	216,600	43
Indo Tambangraya Megah Tbk PT	42,500	41
* Lippo Cikarang Tbk PT	69,300	40
Surya Semesta Internusa Tbk PT	704,600	38
* Eagle High Plantations Tbk PT	2,054,500	37
* Agung Podomoro Land Tbk PT	1,547,500	35
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,100	32
Timah Persero Tbk PT	473,400	30
* Mitra Adiperkasa Tbk PT	82,600	30
* Siloam International Hospitals Tbk PT	38,600	29
Bekasi Fajar Industrial Estate Tbk PT	1,002,100	26
* Medco Energi Internasional Tbk PT	186,500	24
* Energi Mega Persada Tbk PT	4,823,036	18

* Berlian Laju Tanker Tbk PT	968,000	15
		22,829
Ireland (0.1%)
Kerry Group plc Class A	31,711	2,713
* Bank of Ireland	5,569,473	1,151
Smurfit Kappa Group plc	46,782	1,099
* ICON plc	11,200	870
Ryanair Holdings plc ADR	11,753	832
Kingspan Group plc	35,052	804
Glanbia plc	33,473	645
* Prothena Corp. plc	7,800	429
Green REIT plc	192,362	316
* Ryanair Holdings plc	22,790	303
C&C Group plc	51,114	206
Hibernia REIT plc	127,366	194
Irish Continental Group plc	34,980	185
Origin Enterprises plc	28,396	171
* Permanent TSB Group Holdings plc	26,375	63
* Irish Bank Resolution Corp. Ltd.	14,385	—
		9,981
Israel (0.2%)
Teva Pharmaceutical Industries Ltd.	200,682	10,984
Bank Hapoalim BM	219,501	1,119
* Bank Leumi Le-Israel BM	256,657	925
Nice Ltd.	11,645	800
Bezeq The Israeli Telecommunication Corp. Ltd.	401,192	796
Teva Pharmaceutical Industries Ltd. ADR	10,234	548
Elbit Systems Ltd.	4,637	468
Frutarom Industries Ltd.	8,398	421
Azrieli Group Ltd.	8,696	383
Israel Chemicals Ltd.	93,855	378
* Mellanox Technologies Ltd.	8,039	355
Mizrahi Tefahot Bank Ltd.	26,275	319
* Israel Discount Bank Ltd. Class A	181,002	312
Strauss Group Ltd.	18,129	292
Gazit-Globe Ltd.	23,638	234
* Tower Semiconductor Ltd.	15,489	211
Amot Investments Ltd.	45,399	191
Delek Group Ltd.	773	161
* Airport City Ltd.	13,853	148
* Partner Communications Co. Ltd.	25,426	122
Melisron Ltd.	2,819	121
First International Bank Of Israel Ltd.	9,518	120
Paz Oil Co. Ltd.	663	108
* Gilat Satellite Networks Ltd.	22,997	104
Alony Hetz Properties & Investments Ltd.	11,949	103
Shufersal Ltd.	23,959	84
* Nova Measuring Instruments Ltd.	7,371	84
B Communications Ltd.	3,139	78
* Delek Energy Systems Ltd.	145	77
* Naphtha Israel Petroleum Corp. Ltd.	11,590	72
Israel Corp. Ltd.	396	67
* Oil Refineries Ltd.	184,043	66
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	65
Shikun & Binui Ltd.	35,075	62
Reit 1 Ltd.	18,543	60

* Cellcom Israel Ltd. (Registered)	8,090	58
* Jerusalem Oil Exploration	1,309	58
* Mazor Robotics Ltd.	5,016	55
Harel Insurance Investments & Financial Services Ltd.	14,790	54
* Clal Insurance Enterprises Holdings Ltd.	3,854	42
* Compugen Ltd.	6,072	41
* Jerusalem Economy Ltd.	17,201	33
* Migdal Insurance & Financial Holding Ltd.	47,854	29
* Allot Communications Ltd.	4,912	24
* Silicom Ltd.	610	22
* Kamada Ltd.	5,171	21
* Evogene Ltd.	2,628	18
* Kenon Holdings Ltd.	1,533	18
		20,911
Italy (0.7%)
Eni SPA	518,494	7,954
Enel SPA	1,583,315	7,287
Intesa Sanpaolo SPA (Registered)	2,582,433	5,699
Assicurazioni Generali SPA	262,729	3,461
Snam SPA	489,574	2,834
UniCredit SPA	1,077,770	2,644
Atlantia SPA	94,963	2,376
* Telecom Italia SPA (Registered)	2,330,684	1,992
Terna Rete Elettrica Nazionale SPA	337,920	1,841
Luxottica Group SPA	36,115	1,756
CNH Industrial NV	197,754	1,412
Ferrari NV	27,394	1,240
Prysmian SPA	51,362	1,203
Fiat Chrysler Automobiles NV	181,528	1,171
* Leonardo-Finmeccanica SPA	83,757	957
Tenaris SA ADR	32,077	857
EXOR SPA	20,122	785
Recordati SPA	23,910	776
Mediobanca SPA	105,753	741
2 Poste Italiane SPA	92,715	646
Davide Campari-Milano SPA	52,799	546
Unione di Banche Italiane SPA	176,205	541
* Saipem SPA	1,204,414	528
Telecom Italia SPA (Bearer)	753,717	525
* Italcementi SPA	43,842	519
Banco Popolare SC	166,195	469
Mediaset SPA	150,520	456
Moncler SPA	25,924	455
A2A SPA	301,842	429
Azimut Holding SPA	26,513	417
Banca Mediolanum SPA	56,508	415
Banca Popolare dell'Emilia Romagna SC	98,117	404
Banca Popolare di Milano Scarl	821,153	399
Tenaris SA	29,761	399
Brembo SPA	6,766	396
Hera SPA	134,364	381
DiaSorin SPA	5,622	354
Banca Generali SPA	16,871	349
* Yoox Net-A-Porter Group SPA	12,185	342
FinecoBank Banca Fineco SPA	56,909	339
Societa Cattolica di Assicurazioni SCRL	47,845	337
Cerved Information Solutions SPA	39,954	335

	Unipol Gruppo Finanziario SPA	119,962	333
	ACEA SPA	23,291	324
	De' Longhi SPA	12,121	303
	UnipolSai SPA	176,053	295
	Intesa Sanpaolo SPA	133,993	280
	Interpump Group SPA	16,923	274
*	Ei Towers SPA	4,587	247
	Buzzi Unicem SPA	11,773	236
	Iren SPA	136,998	225
	Ansaldo STS SPA	18,202	213
	Societa Iniziative Autostradali e Servizi SPA	21,961	200
2	Infrastrutture Wireless Italiane SPA	38,960	195
	Banca Popolare di Sondrio SCARL	71,946	195
	Salvatore Ferragamo SPA	7,614	179
2	Anima Holding SPA	35,414	178
	Autogrill SPA	19,451	169
*,^	Banca Monte dei Paschi di Siena SPA	472,739	163
	Beni Stabili SpA SIIQ	229,643	150
	MARR SPA	6,935	146
	Banca IFIS SPA	6,213	142
	Buzzi Unicem SPA	11,877	130
	ERG SPA	11,221	130
2	OVS SPA	21,970	129
	Industria Macchine Automatiche SPA	2,180	129
	Reply SPA	863	123
^	Tod's SPA	2,088	123
	Amplifon SPA	11,873	118
	Parmalat SPA	44,356	117
	Falck Renewables SPA	126,906	106
	Italmobiliare SPA	2,286	99
*	Juventus Football Club SPA	297,668	97
	Danieli & C Officine Meccaniche SPA	6,539	97
^	Saras SPA	53,596	92
	Credito Valtellinese SC	190,798	85
	Salini Impregilo SPA	27,931	85
	Zignago Vetro SPA	13,478	84
	Datalogic SPA	4,466	81
	Brunello Cucinelli SPA	3,359	63
	Credito Emiliano SPA	9,851	62
2	RAI Way SPA	13,264	62
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	59,452	54
	Immobiliare Grande Distribuzione SIIQ SPA	55,106	48
	Cementir Holding SPA	10,694	47
*,^	Banca Carige SPA	121,503	46
	ASTM SPA	3,541	40
	CIR-Compagnie Industriali Riunite SPA	32,485	37
	Danieli & C Officine Meccaniche SPA	1,880	37
*	Fincantieri SPA	74,730	33
	Geox SPA	10,796	31
*	Arnoldo Mondadori Editore SPA	24,213	27
	Piaggio & C SPA	14,781	27
	Esprinet SPA	4,334	27
*	Safilo Group SPA	3,221	26
*,^	TREVI - Finanziaria Industriale SPA	17,319	23
^	Astaldi SPA	4,791	21
	Cofide SPA	48,461	21

* Gruppo Editoriale L'Espresso SPA	22,920	20
		63,991
Japan (8.1%)
Toyota Motor Corp.	587,194	32,903
Mitsubishi UFJ Financial Group Inc.	2,876,784	14,544
KDDI Corp.	400,300	12,284
SoftBank Group Corp.	190,041	10,461
Honda Motor Co. Ltd.	377,541	10,227
Japan Tobacco Inc.	254,912	9,941
Sumitomo Mitsui Financial Group Inc.	275,348	8,728
Sony Corp.	262,000	8,601
Mizuho Financial Group Inc.	5,307,107	8,514
NTT DOCOMO Inc.	279,048	7,580
Astellas Pharma Inc.	452,500	7,539
Takeda Pharmaceutical Co. Ltd.	167,709	7,473
East Japan Railway Co.	79,501	7,293
Central Japan Railway Co.	37,825	7,031
FANUC Corp.	40,892	6,837
Seven & i Holdings Co. Ltd.	162,400	6,743
Keyence Corp.	9,383	6,619
Canon Inc.	223,600	6,346
Shin-Etsu Chemical Co. Ltd.	90,186	6,154
Tokio Marine Holdings Inc.	144,709	5,601
Kao Corp.	103,048	5,549
Nintendo Co. Ltd.	25,616	5,317
Murata Manufacturing Co. Ltd.	42,432	5,181
Mitsubishi Estate Co. Ltd.	277,191	5,155
Nissan Motor Co. Ltd.	521,101	5,049
Fuji Heavy Industries Ltd.	129,500	4,948
Mitsubishi Electric Corp.	422,123	4,921
Mitsubishi Corp.	281,600	4,845
Bridgestone Corp.	138,262	4,788
Daikin Industries Ltd.	53,879	4,673
Nidec Corp.	51,106	4,637
Mitsui Fudosan Co. Ltd.	208,000	4,502
Hitachi Ltd.	977,688	4,467
Panasonic Corp.	457,916	4,404
Otsuka Holdings Co. Ltd.	89,900	4,274
Komatsu Ltd.	218,455	4,245
Mitsui & Co. Ltd.	361,300	4,233
Denso Corp.	106,400	4,120
Nippon Telegraph & Telephone Corp.	83,200	3,954
ORIX Corp.	273,660	3,840
Daiwa House Industry Co. Ltd.	135,600	3,802
Shionogi & Co. Ltd.	70,100	3,636
Fast Retailing Co. Ltd.	11,100	3,582
Kubota Corp.	246,000	3,564
ITOCHU Corp.	309,400	3,508
Daiichi Sankyo Co. Ltd.	143,100	3,412
Ono Pharmaceutical Co. Ltd.	94,800	3,410
SMC Corp.	13,000	3,399
Eisai Co. Ltd.	57,200	3,345
Nomura Holdings Inc.	715,800	3,222
MS&AD Insurance Group Holdings Inc.	111,277	3,206
Nippon Steel & Sumitomo Metal Corp.	163,274	3,069
MEIJI Holdings Co. Ltd.	29,234	3,048
FUJIFILM Holdings Corp.	84,100	3,017

Kyocera Corp.	63,500	3,008
Dai-ichi Life Insurance Co. Ltd.	230,200	2,974
Kirin Holdings Co. Ltd.	173,300	2,974
Secom Co. Ltd.	39,000	2,938
Hoya Corp.	81,400	2,888
Tokyo Electron Ltd.	33,500	2,878
Daito Trust Construction Co. Ltd.	16,852	2,830
Terumo Corp.	65,200	2,797
Ajinomoto Co. Inc.	109,500	2,795
Toray Industries Inc.	303,000	2,760
Mitsubishi Heavy Industries Ltd.	646,870	2,750
Asahi Group Holdings Ltd.	77,500	2,631
Sumitomo Mitsui Trust Holdings Inc.	791,460	2,630
Suzuki Motor Corp.	85,781	2,627
Sompo Japan Nipponkoa Holdings Inc.	80,575	2,603
Olympus Corp.	74,400	2,567
Sumitomo Corp.	243,600	2,555
Oriental Land Co. Ltd.	40,300	2,549
Shimano Inc.	16,000	2,502
Sumitomo Realty & Development Co. Ltd.	94,846	2,454
West Japan Railway Co.	39,200	2,425
Tokyo Gas Co. Ltd.	568,000	2,418
Shiseido Co. Ltd.	84,700	2,373
Chubu Electric Power Co. Inc.	161,319	2,370
Sysmex Corp.	33,934	2,351
Dentsu Inc.	48,849	2,334
Sumitomo Electric Industries Ltd.	156,800	2,160
Nitto Denko Corp.	31,800	2,131
Aeon Co. Ltd.	148,300	2,131
Recruit Holdings Co. Ltd.	55,070	2,092
Taisei Corp.	230,946	2,077
Asahi Kasei Corp.	271,000	2,048
* Toshiba Corp.	790,000	2,043
Sekisui House Ltd.	117,800	1,963
Aisin Seiki Co. Ltd.	42,800	1,956
Rakuten Inc.	170,200	1,926
Tokyu Corp.	233,000	1,915
Daiwa Securities Group Inc.	338,000	1,897
Hankyu Hanshin Holdings Inc.	50,400	1,875
Nitori Holdings Co. Ltd.	14,900	1,853
JX Holdings Inc.	485,307	1,839
Resona Holdings Inc.	455,406	1,817
Japan Exchange Group Inc.	126,600	1,784
Unicharm Corp.	85,900	1,766
Kintetsu Group Holdings Co. Ltd.	408,000	1,763
Yamato Holdings Co. Ltd.	71,200	1,752
Makita Corp.	24,500	1,724
Isuzu Motors Ltd.	132,220	1,712
Mazda Motor Corp.	114,200	1,670
Chugai Pharmaceutical Co. Ltd.	43,700	1,633
Osaka Gas Co. Ltd.	403,000	1,626
Odakyu Electric Railway Co. Ltd.	137,000	1,622
TDK Corp.	26,200	1,608
Sumitomo Chemical Co. Ltd.	356,492	1,578
Marubeni Corp.	338,128	1,572
* Kansai Electric Power Co. Inc.	168,400	1,567
Toyota Industries Corp.	34,300	1,540

Dai Nippon Printing Co. Ltd.	134,000	1,496
Fujitsu Ltd.	359,906	1,494
Obayashi Corp.	135,100	1,478
Ricoh Co. Ltd.	166,700	1,472
Ryohin Keikaku Co. Ltd.	6,623	1,470
Inpex Corp.	184,800	1,469
Omron Corp.	44,100	1,462
NEC Corp.	533,000	1,456
JFE Holdings Inc.	111,100	1,448
Kikkoman Corp.	40,750	1,447
Mitsubishi Chemical Holdings Corp.	266,084	1,437
NGK Insulators Ltd.	55,000	1,313
Santen Pharmaceutical Co. Ltd.	78,700	1,309
T&D Holdings Inc.	128,100	1,306
* Tokyo Electric Power Co. Holdings Inc.	329,700	1,293
Suntory Beverage & Food Ltd.	28,900	1,257
Tohoku Electric Power Co. Inc.	97,400	1,251
NTT Data Corp.	25,100	1,246
TOTO Ltd.	28,700	1,230
Kajima Corp.	165,000	1,220
Japan Post Holdings Co. Ltd.	92,092	1,216
Yahoo Japan Corp.	271,900	1,199
Sumitomo Metal Mining Co. Ltd.	97,000	1,166
Koito Manufacturing Co. Ltd.	23,500	1,160
M3 Inc.	36,000	1,152
Shimizu Corp.	113,000	1,152
Asahi Glass Co. Ltd.	198,000	1,137
Keio Corp.	121,000	1,126
Keikyu Corp.	111,000	1,125
Tobu Railway Co. Ltd.	208,000	1,122
Bandai Namco Holdings Inc.	39,100	1,036
Seibu Holdings Inc.	59,078	1,036
MISUMI Group Inc.	55,700	1,023
Nagoya Railroad Co. Ltd.	182,000	1,022
Taisho Pharmaceutical Holdings Co. Ltd.	9,300	1,018
* Concordia Financial Group Ltd.	239,279	1,017
Japan Post Bank Co. Ltd.	83,035	1,013
Sekisui Chemical Co. Ltd.	69,000	1,004
Yakult Honsha Co. Ltd.	21,000	1,003
Lawson Inc.	12,900	993
Seiko Epson Corp.	56,400	992
Toyota Tsusho Corp.	44,900	991
Yamaha Corp.	35,800	988
Nippon Paint Holdings Co. Ltd.	36,100	986
Nikon Corp.	69,500	982
Amada Holdings Co. Ltd.	89,600	976
Yaskawa Electric Corp.	70,863	966
LIXIL Group Corp.	51,700	962
NH Foods Ltd.	39,000	948
Yamada Denki Co. Ltd.	178,960	944
Trend Micro Inc.	25,600	930
Nissan Chemical Industries Ltd.	28,800	920
Yamaha Motor Co. Ltd.	54,300	914
Kyowa Hakko Kirin Co. Ltd.	52,000	909
Daicel Corp.	80,500	903
Nippon Express Co. Ltd.	178,000	898
Kuraray Co. Ltd.	70,200	885

Hisamitsu Pharmaceutical Co. Inc.	15,600	882
Kyushu Electric Power Co. Inc.	93,100	872
Don Quijote Holdings Co. Ltd.	22,200	871
Toho Gas Co. Ltd.	98,000	862
IHI Corp.	307,000	854
Toppan Printing Co. Ltd.	96,000	847
Alps Electric Co. Ltd.	38,000	846
Aozora Bank Ltd.	228,901	840
Kansai Paint Co. Ltd.	40,000	838
Electric Power Development Co. Ltd.	36,300	834
Nisshin Seifun Group Inc.	50,420	832
Toyo Suisan Kaisha Ltd.	18,600	826
Kawasaki Heavy Industries Ltd.	277,000	815
Suruga Bank Ltd.	35,300	805
Nissin Foods Holdings Co. Ltd.	14,100	800
Mitsubishi Tanabe Pharma Corp.	42,800	799
Hamamatsu Photonics KK	27,100	796
Hirose Electric Co. Ltd.	6,430	795
Lion Corp.	52,000	789
Alfresa Holdings Corp.	35,900	787
Tosoh Corp.	154,721	785
Rohm Co. Ltd.	18,400	783
Shimadzu Corp.	54,000	782
Obic Co. Ltd.	13,400	780
Tsuruha Holdings Inc.	6,800	773
Keihan Holdings Co. Ltd.	107,000	769
Chugoku Electric Power Co. Inc.	61,100	767
NSK Ltd.	91,100	766
Shizuoka Bank Ltd.	103,000	764
USS Co. Ltd.	44,400	753
Sumitomo Heavy Industries Ltd.	158,000	750
Mitsui Chemicals Inc.	177,000	749
Stanley Electric Co. Ltd.	30,600	742
Isetan Mitsukoshi Holdings Ltd.	74,500	732
Teijin Ltd.	194,000	730
Konami Holdings Corp.	18,800	729
Konica Minolta Inc.	89,800	722
Keisei Electric Railway Co. Ltd.	55,000	721
Hulic Co. Ltd.	69,400	720
Shimamura Co. Ltd.	4,900	715
Rinnai Corp.	7,300	715
Yamazaki Baking Co. Ltd.	26,000	714
Hoshizaki Corp.	7,782	704
ANA Holdings Inc.	245,000	699
Kewpie Corp.	22,700	699
Oji Holdings Corp.	166,000	692
Kobayashi Pharmaceutical Co. Ltd.	14,600	689
Nomura Research Institute Ltd.	19,530	689
Casio Computer Co. Ltd.	47,600	678
Park24 Co. Ltd.	19,700	667
Sojitz Corp.	275,448	664
Taiheiyo Cement Corp.	232,000	663
JGC Corp.	45,000	659
Marui Group Co. Ltd.	45,500	656
Chiba Bank Ltd.	137,000	655
Sumitomo Dainippon Pharma Co. Ltd.	34,900	652
Nabtesco Corp.	24,000	646

Nankai Electric Railway Co. Ltd.	116,000	642
Calbee Inc.	14,700	642
Sohgo Security Services Co. Ltd.	12,900	637
FamilyMart Co. Ltd.	10,800	636
NGK Spark Plug Co. Ltd.	38,800	633
Hakuhodo DY Holdings Inc.	54,000	630
Asics Corp.	34,300	629
Iida Group Holdings Co. Ltd.	31,581	625
Ezaki Glico Co. Ltd.	10,400	623
JTEKT Corp.	44,500	622
Tokyu Fudosan Holdings Corp.	104,686	619
Toyo Seikan Group Holdings Ltd.	31,600	616
Mitsubishi Materials Corp.	233,340	613
J Front Retailing Co. Ltd.	52,300	603
Nippon Shinyaku Co. Ltd.	11,000	603
DCM Holdings Co. Ltd.	69,400	593
Nippon Yusen KK	334,000	591
Yokogawa Electric Corp.	45,700	591
Sundrug Co. Ltd.	6,800	590
Kakaku.com Inc.	28,168	584
Fukuoka Financial Group Inc.	148,000	565
DeNA Co. Ltd.	22,100	565
Hino Motors Ltd.	54,000	564
Toho Co. Ltd.	19,300	561
Tokyo Tatemono Co. Ltd.	45,000	560
CyberAgent Inc.	9,900	559
Mitsubishi Motors Corp.	119,900	559
Miraca Holdings Inc.	12,000	553
Brother Industries Ltd.	48,600	552
Nippon Valqua Industries Ltd.	211,000	550
Pigeon Corp.	21,800	545
Suzuken Co. Ltd.	17,060	544
Haseko Corp.	51,700	543
TonenGeneral Sekiyu KK	60,000	542
SBI Holdings Inc.	50,040	542
Iyo Bank Ltd.	83,800	540
Minebea Co. Ltd.	68,000	539
Shinsei Bank Ltd.	359,000	539
Kobe Steel Ltd.	621,000	537
Disco Corp.	5,200	533
Sawai Pharmaceutical Co. Ltd.	6,700	532
Joyo Bank Ltd.	135,000	528
MediPal Holdings Corp.	32,100	525
Fuji Electric Co. Ltd.	119,000	525
Credit Saison Co. Ltd.	31,500	525
Shibusawa Warehouse Co. Ltd.	187,000	523
Otsuka Corp.	10,200	523
Mitsui OSK Lines Ltd.	244,397	521
Square Enix Holdings Co. Ltd.	16,600	517
Kurita Water Industries Ltd.	23,300	516
JSR Corp.	37,800	516
Kose Corp.	5,600	516
Bank of Kyoto Ltd.	76,000	512
Ebara Corp.	94,000	511
SCREEN Holdings Co. Ltd.	43,000	509
Azbil Corp.	16,800	507
^ Japan Airport Terminal Co. Ltd.	11,500	507

Sumitomo Rubber Industries Ltd.	35,800	505
Kaneka Corp.	66,000	497
Pronexus Inc.	47,000	497
Temp Holdings Co. Ltd.	30,200	490
Daifuku Co. Ltd.	23,100	485
Mabuchi Motor Co. Ltd.	10,700	485
Kaken Pharmaceutical Co. Ltd.	7,300	483
Air Water Inc.	28,000	476
Sotetsu Holdings Inc.	87,000	475
Nifco Inc.	8,401	472
Takashimaya Co. Ltd.	62,000	470
Hokuriku Electric Power Co.	39,500	469
^ Fukuyama Transporting Co. Ltd.	82,000	466
Yamaguchi Financial Group Inc.	47,000	464
THK Co. Ltd.	23,400	462
Start Today Co. Ltd.	9,700	462
Asahi Intecc Co. Ltd.	10,000	460
Nishi-Nippon Railroad Co. Ltd.	88,000	459
Nichirei Corp.	48,000	458
AEON Financial Service Co. Ltd.	19,700	454
Sumitomo Forestry Co. Ltd.	32,200	454
Hitachi High-Technologies Corp.	13,300	452
^ Kawasaki Kisen Kaisha Ltd.	184,000	452
Miura Co. Ltd.	19,700	451
Nihon Kohden Corp.	16,200	449
Hikari Tsushin Inc.	5,400	449
NOF Corp.	52,000	449
Sega Sammy Holdings Inc.	40,900	448
NOK Corp.	23,500	447
Ito En Ltd.	12,100	446
Hitachi Chemical Co. Ltd.	21,300	444
Kagome Co. Ltd.	16,300	443
Nippon Shokubai Co. Ltd.	7,000	440
TIS Inc.	17,000	439
Advantest Corp.	32,800	435
Seven Bank Ltd.	127,200	435
Japan Airlines Co. Ltd.	14,000	432
Sony Financial Holdings Inc.	34,200	428
Hiroshima Bank Ltd.	117,000	424
Chugoku Bank Ltd.	37,300	420
Nomura Real Estate Holdings Inc.	24,300	419
DIC Corp.	17,700	418
Hitachi Metals Ltd.	37,500	417
Sapporo Holdings Ltd.	14,800	415
Kyushu Financial Group Inc.	75,070	415
Maruichi Steel Tube Ltd.	11,200	414
Showa Shell Sekiyu KK	46,000	413
Hachijuni Bank Ltd.	86,000	402
Idemitsu Kosan Co. Ltd.	20,500	401
Nippon Electric Glass Co. Ltd.	88,000	399
Zenkoku Hosho Co. Ltd.	10,100	399
Nihon M&A Center Inc.	6,500	398
Nexon Co. Ltd.	26,600	394
Taisei Lamick Co. Ltd.	13,800	394
* Acom Co. Ltd.	82,800	392
Ube Industries Ltd.	220,000	384
Mitsubishi Gas Chemical Co. Inc.	67,000	382

Sugi Holdings Co. Ltd.	7,600	381
Japan Steel Works Ltd.	85,000	380
Oracle Corp. Japan	6,200	377
Gunma Bank Ltd.	93,000	375
Sanwa Holdings Corp.	36,000	374
Century Tokyo Leasing Corp.	10,700	371
ASAHI YUKIZAI Corp.	197,000	370
Leopalace21 Corp.	51,600	370
Takara Holdings Inc.	41,100	366
Ain Holdings Inc.	5,300	365
Coca-Cola West Co. Ltd.	13,200	365
Yushiro Chemical Industry Co. Ltd.	26,222	363
Matsumotokiyoshi Holdings Co. Ltd.	8,200	362
Aeon Mall Co. Ltd.	26,772	360
* Itoham Yonekyu Holdings Inc.	34,872	359
Tsumura & Co.	12,700	358
^ MonotaRO Co. Ltd.	12,300	358
Hokuhoku Financial Group Inc.	278,000	357
Cosmos Pharmaceutical Corp.	1,700	357
^ Nippon Parking Development Co. Ltd.	292,100	351
House Foods Group Inc.	14,300	350
Hitachi Construction Machinery Co. Ltd.	21,400	348
Denka Co. Ltd.	79,000	343
SCSK Corp.	8,200	342
Kamigumi Co. Ltd.	38,000	342
Shikoku Electric Power Co. Inc.	32,600	340
FP Corp.	6,500	339
^ Toho Co. Ltd.	14,400	336
Pola Orbis Holdings Inc.	3,400	335
Mitsubishi Logistics Corp.	24,000	334
Benesse Holdings Inc.	13,800	333
UNY Group Holdings Co. Ltd.	41,100	333
Kinden Corp.	27,500	332
GS Yuasa Corp.	81,000	331
Pilot Corp.	7,600	331
Furukawa Electric Co. Ltd.	126,000	329
Ulvac Inc.	10,600	328
Penta-Ocean Construction Co. Ltd.	54,000	328
Yamato Kogyo Co. Ltd.	11,500	325
Aoyama Trading Co. Ltd.	8,800	324
Japan Transcity Corp.	85,000	320
Mitsubishi UFJ Lease & Finance Co. Ltd.	77,600	312
Megmilk Snow Brand Co. Ltd.	9,000	312
Nippon Kayaku Co. Ltd.	30,000	310
Sumitomo Osaka Cement Co. Ltd.	65,000	310
Sankyo Co. Ltd.	8,500	309
COMSYS Holdings Corp.	18,600	309
Hokkaido Electric Power Co. Inc.	39,000	309
Shochiku Co. Ltd.	27,000	309
Rohto Pharmaceutical Co. Ltd.	17,900	309
Welcia Holdings Co. Ltd.	4,600	303
Resorttrust Inc.	13,400	303
Nisshin Steel Co. Ltd.	24,300	301
K's Holdings Corp.	16,284	301
ABC-Mart Inc.	4,700	301
Taiyo Nippon Sanso Corp.	31,100	299
77 Bank Ltd.	78,000	299

	Fujikura Ltd.	53,000	299
	Relo Group Inc.	1,900	296
	Nishi-Nippon City Bank Ltd.	153,000	296
	Horiba Ltd.	6,300	295
	Nippon Paper Industries Co. Ltd.	16,100	293
	ADEKA Corp.	22,100	293
	Bic Camera Inc.	32,800	291
	Sumco Corp.	39,126	291
	Awa Bank Ltd.	47,000	288
	Duskin Co. Ltd.	15,800	287
*,^	LINE Corp.	7,494	287
	Izumi Co. Ltd.	6,500	282
	Sangetsu Co. Ltd.	14,500	282
	Zeon Corp.	34,000	281
	Mochida Pharmaceutical Co. Ltd.	3,671	280
	Bank of Okinawa Ltd.	8,880	279
	Toyobo Co. Ltd.	147,000	278
	Okumura Corp.	47,000	277
	Okamura Corp.	26,800	277
	Citizen Holdings Co. Ltd.	51,400	275
	Trusco Nakayama Corp.	5,500	275
	Seino Holdings Co. Ltd.	27,000	275
	TechnoPro Holdings Inc.	8,000	273
	Iwatani Corp.	47,000	273
	Kumagai Gumi Co. Ltd.	82,000	273
	SHO-BOND Holdings Co. Ltd.	5,400	272
	Nippon Light Metal Holdings Co. Ltd.	119,800	272
*,^	Sharp Corp.	303,302	271
	Hakuto Co. Ltd.	29,860	271
	Glory Ltd.	9,700	269
	Heiwa Corp.	13,100	269
^	OSG Corp.	16,100	268
	T Hasegawa Co. Ltd.	14,800	268
	Japan Post Insurance Co. Ltd.	12,280	264
	Zensho Holdings Co. Ltd.	16,400	263
	Toyoda Gosei Co. Ltd.	12,100	263
	Yokohama Rubber Co. Ltd.	19,500	262
	Tokyo Ohka Kogyo Co. Ltd.	8,800	261
	Kyowa Exeo Corp.	20,000	260
	Hazama Ando Corp.	42,100	259
	NTN Corp.	80,000	257
	Ship Healthcare Holdings Inc.	8,500	257
	Oki Electric Industry Co. Ltd.	189,000	257
	Toda Corp.	51,000	256
	Daishi Bank Ltd.	67,000	254
	Maeda Corp.	28,000	254
	Nippon Suisan Kaisha Ltd.	50,900	253
	Morinaga Milk Industry Co. Ltd.	34,000	252
	Ushio Inc.	20,400	252
	NHK Spring Co. Ltd.	28,800	252
	Hanwa Co. Ltd.	47,000	251
	Tadano Ltd.	26,000	251
	Morinaga & Co. Ltd.	38,000	251
	Sankyu Inc.	44,000	250
	Rengo Co. Ltd.	38,000	249
	Amano Corp.	15,400	249
	Showa Denko KK	24,300	248

*,^	Tokuyama Corp.	80,000	247
	Toyo Tire & Rubber Co. Ltd.	24,100	241
	Coca-Cola East Japan Co. Ltd.	12,500	241
	Valor Holdings Co. Ltd.	8,800	241
	Nippo Corp.	13,000	239
	Dowa Holdings Co. Ltd.	45,000	237
	Okinawa Electric Power Co. Inc.	11,725	236
	Skylark Co. Ltd.	17,700	236
	Daido Steel Co. Ltd.	58,000	235
	Onward Holdings Co. Ltd.	34,000	234
	Nichias Corp.	29,000	234
	Juroku Bank Ltd.	82,000	234
	Nipro Corp.	18,800	233
	Shiga Bank Ltd.	49,000	233
	KYORIN Holdings Inc.	10,900	233
	Kiyo Bank Ltd.	16,007	233
	Mitsui Engineering & Shipbuilding Co. Ltd.	160,000	233
	Nisshinbo Holdings Inc.	25,000	233
	Kourakuen Holdings Corp.	15,400	232
	Hogy Medical Co. Ltd.	3,600	231
	Capcom Co. Ltd.	11,300	230
	GMO Payment Gateway Inc.	4,000	230
	Fujikura Kasei Co. Ltd.	39,000	229
	Autobacs Seven Co. Ltd.	15,800	229
	Yaoko Co. Ltd.	4,900	229
	Kokuyo Co. Ltd.	15,400	226
	Hitachi Transport System Ltd.	11,600	226
	Kandenko Co. Ltd.	23,000	225
	Arcs Co. Ltd.	8,700	225
	Toyota Boshoku Corp.	9,800	224
	Nikkon Holdings Co. Ltd.	11,200	224
	Aica Kogyo Co. Ltd.	9,100	220
	Saibu Gas Co. Ltd.	88,000	220
	Wacoal Holdings Corp.	20,000	219
	Hokkoku Bank Ltd.	69,000	217
	Cosmo Energy Holdings Co. Ltd.	19,600	216
	Ariake Japan Co. Ltd.	3,900	215
	Kyoritsu Maintenance Co. Ltd.	2,936	215
	Ai Holdings Corp.	8,700	213
	Yoshinoya Holdings Co. Ltd.	15,000	213
	Kyudenko Corp.	6,000	211
	Fujitsu General Ltd.	9,000	211
	Ibiden Co. Ltd.	16,500	211
	Tsubakimoto Chain Co.	31,000	211
	Takasago Thermal Engineering Co. Ltd.	15,900	209
	Keiyo Bank Ltd.	49,000	209
	Maeda Road Construction Co. Ltd.	11,000	208
	Nichi-iko Pharmaceutical Co. Ltd.	9,650	208
	Ogaki Kyoritsu Bank Ltd.	63,000	207
	Mandom Corp.	4,700	207
	Totetsu Kogyo Co. Ltd.	6,500	206
	Takara Standard Co. Ltd.	21,000	202
	TS Tech Co. Ltd.	8,800	200
	Maruha Nichiro Corp.	7,900	200
	Calsonic Kansei Corp.	26,000	200
	Kenedix Inc.	49,600	200
	Nishimatsu Construction Co. Ltd.	40,000	198

	Fuji Machine Manufacturing Co. Ltd.	19,300	198
	Toho Holdings Co. Ltd.	8,800	197
	Nippon Gas Co. Ltd.	8,300	197
	Mitsubishi Pencil Co. Ltd.	4,000	195
	Itochu Techno-Solutions Corp.	8,100	194
	San-In Godo Bank Ltd.	25,000	192
	Transcosmos Inc.	6,700	192
	Adastria Co. Ltd.	6,140	191
	OKUMA Corp.	25,000	190
	Tokai Rika Co. Ltd.	10,000	190
	San-A Co. Ltd.	3,800	190
	Nanto Bank Ltd.	48,000	188
	Koei Tecmo Holdings Co. Ltd.	10,800	188
	Nihon Unisys Ltd.	13,700	187
	NTT Urban Development Corp.	17,400	185
	Tokai Tokyo Financial Holdings Inc.	39,900	185
	DMG Mori Co. Ltd.	17,700	184
	Topcon Corp.	19,200	184
	H2O Retailing Corp.	13,900	183
	Shimachu Co. Ltd.	8,100	182
	Daikyonishikawa Corp.	12,800	182
	MOS Food Services Inc.	6,200	182
	Sanyo Special Steel Co. Ltd.	34,000	181
	Central Glass Co. Ltd.	42,000	181
	Meitec Corp.	5,400	180
	Senshu Ikeda Holdings Inc.	41,100	178
	Taiyo Yuden Co. Ltd.	20,000	178
	HI-LEX Corp.	6,700	178
	Chiyoda Corp.	25,000	175
	Toagosei Co. Ltd.	17,500	175
	Musashino Bank Ltd.	7,000	175
	Nippon Flour Mills Co. Ltd.	24,000	175
	Nisshin Oillio Group Ltd.	37,000	175
	GMO Internet Inc.	13,500	175
	Nihon Parkerizing Co. Ltd.	14,400	173
	FCC Co. Ltd.	8,900	173
	Hitachi Zosen Corp.	34,000	172
*,^	euglena Co. Ltd.	12,700	172
	North Pacific Bank Ltd.	52,400	171
	Nagase & Co. Ltd.	14,600	170
	Lintec Corp.	8,000	169
^	COLOPL Inc.	11,300	169
^	GungHo Online Entertainment Inc.	74,800	169
	Gurunavi Inc.	6,400	169
	Noritz Corp.	8,600	168
	Fuyo General Lease Co. Ltd.	3,700	168
	Okamoto Industries Inc.	16,000	165
	Zojirushi Corp.	10,000	164
	Hyakujushi Bank Ltd.	49,000	164
	Sumitomo Mitsui Construction Co. Ltd.	179,100	163
	Hitachi Capital Corp.	8,900	163
	Japan Aviation Electronics Industry Ltd.	11,000	162
	Nippon Chemiphar Co. Ltd.	35,656	161
	Tokyo Dome Corp.	18,000	161
	Gunze Ltd.	56,000	161
	Riken Vitamin Co. Ltd.	3,400	160
	Canon Marketing Japan Inc.	9,300	160

^	Sanrio Co. Ltd.	8,992	160
	Mitsui Mining & Smelting Co. Ltd.	84,000	159
	Kuroda Electric Co. Ltd.	8,700	159
	Token Corp.	1,900	159
	Benefit One Inc.	5,100	158
	Fukui Bank Ltd.	60,000	158
	PanaHome Corp.	20,000	158
^	Daio Paper Corp.	14,000	158
	Nippon Steel & Sumikin Bussan Corp.	46,000	157
	Japan Pulp & Paper Co. Ltd.	44,000	157
	Earth Chemical Co. Ltd.	3,300	156
	Nippon Signal Company Ltd.	16,400	156
	Matsuya Foods Co. Ltd.	5,600	156
	Yodogawa Steel Works Ltd.	6,000	156
	United Super Markets Holdings Inc.	16,160	156
	Fuji Oil Holdings Inc.	7,100	156
	Futaba Corp.	8,400	156
	Fuji Kyuko Co. Ltd.	11,000	155
	ASKUL Corp.	4,500	155
	Nissin Electric Co. Ltd.	9,000	155
	HIS Co. Ltd.	5,800	154
^	Nissha Printing Co. Ltd.	7,800	154
	Kato Sangyo Co. Ltd.	6,400	154
	Kohnan Shoji Co. Ltd.	7,500	154
	United Arrows Ltd.	5,500	153
	Sakata Seed Corp.	6,200	153
*	Orient Corp.	81,100	152
*	Mitsubishi Paper Mills Ltd.	216,000	151
^	EDION Corp.	18,100	151
	Bank of Nagoya Ltd.	44,000	151
	Itochu-Shokuhin Co. Ltd.	3,700	150
	Sumitomo Bakelite Co. Ltd.	31,000	149
	Anritsu Corp.	25,500	148
	Sagami Chain Co. Ltd.	12,500	148
	Meidensha Corp.	43,000	147
	Gree Inc.	29,100	147
	Japan Securities Finance Co. Ltd.	36,300	147
	Fukushima Industries Corp.	4,300	147
	Kanamoto Co. Ltd.	7,000	146
	Taikisha Ltd.	5,400	145
	Unipres Corp.	8,900	145
	Hiday Hidaka Corp.	5,832	145
	Tokyo Steel Manufacturing Co. Ltd.	20,500	145
	Senko Co. Ltd.	23,000	144
	ST Corp.	12,600	144
	Toyo Ink SC Holdings Co. Ltd.	33,000	143
	Tokushu Tokai Paper Co. Ltd.	40,000	142
	Open House Co. Ltd.	5,000	142
	cocokara fine Inc.	4,000	142
	Jafco Co. Ltd.	5,400	141
	Hokuetsu Kishu Paper Co. Ltd.	19,900	141
	Sekisui Jushi Corp.	8,600	140
	Unizo Holdings Co. Ltd.	3,900	139
*,^	Aiful Corp.	46,300	139
	Inaba Denki Sangyo Co. Ltd.	3,800	138
	Takara Leben Co. Ltd.	17,600	138
	Kisoji Co. Ltd.	6,000	137

Hokuto Corp.	7,400	137
Nagatanien Holdings Co. Ltd.	11,000	137
Chiyoda Co. Ltd.	5,800	137
Dip Corp.	4,500	135
Komeri Co. Ltd.	6,000	135
Chofu Seisakusho Co. Ltd.	5,300	134
Toridoll.corp	4,600	134
Yuasa Trading Co. Ltd.	6,100	134
Nagaileben Co. Ltd.	5,600	133
^ Yonex Co. Ltd.	2,100	132
Tokyo TY Financial Group Inc.	5,049	132
Saizeriya Co. Ltd.	5,900	132
Relia Inc.	13,700	131
NEC Capital Solutions Ltd.	8,800	131
Colowide Co. Ltd.	7,000	130
Takuma Co. Ltd.	15,000	130
Kanto Denka Kogyo Co. Ltd.	12,000	130
Marudai Food Co. Ltd.	27,000	129
Paramount Bed Holdings Co. Ltd.	3,400	129
Siix Corp.	3,500	129
Hitachi Kokusai Electric Inc.	8,000	128
Maruzen Showa Unyu Co. Ltd.	32,000	128
Ehime Bank Ltd.	53,000	128
Sato Holdings Corp.	5,500	126
Okasan Securities Group Inc.	25,000	126
Topre Corp.	5,500	126
Royal Holdings Co. Ltd.	6,700	125
Eagle Industry Co. Ltd.	9,900	125
Sankyo Tateyama Inc.	8,200	125
Tokyu Construction Co. Ltd.	11,900	125
Kusuri No Aoki Co. Ltd.	2,400	124
Morita Holdings Corp.	9,000	123
Takeuchi Manufacturing Co. Ltd.	9,200	122
Fuji Seal International Inc.	3,100	122
* Nippon Sheet Glass Co. Ltd.	165,742	121
Seiko Holdings Corp.	37,000	121
Katakura Industries Co. Ltd.	10,200	121
Key Coffee Inc.	6,300	121
Nichiden Corp.	4,000	121
Chukyo Bank Ltd.	52,000	121
Life Corp.	4,100	120
Ryosan Co. Ltd.	3,900	120
Dexerials Corp.	14,800	119
Taiyo Holdings Co. Ltd.	3,500	119
Aeon Delight Co. Ltd.	3,900	119
Kotobuki Spirits Co. Ltd.	3,900	118
Mitsubishi Kakoki Kaisha Ltd.	62,000	118
* Bell System24 Holdings Inc.	13,700	118
Keihin Corp.	7,500	117
Rock Field Co. Ltd.	8,000	117
Senshukai Co. Ltd.	17,000	117
Toei Co. Ltd.	13,000	117
Sanyo Electric Railway Co. Ltd.	23,907	117
Japan Petroleum Exploration Co. Ltd.	5,600	117
Nippon Seiki Co. Ltd.	7,000	116
Tsubaki Nakashima Co. Ltd.	9,300	115
Fujicco Co. Ltd.	4,000	115

Tokyo Seimitsu Co. Ltd.	4,900	115
Tosho Co. Ltd.	2,600	114
Wacom Co. Ltd.	28,000	114
Internet Initiative Japan Inc.	5,400	114
^ Tekken Corp.	31,000	114
Kinugawa Rubber Industrial Co. Ltd.	15,000	114
COOKPAD Inc.	8,100	114
Kyoei Steel Ltd.	5,800	113
VT Holdings Co. Ltd.	21,100	112
Topy Industries Ltd.	50,000	111
Kissei Pharmaceutical Co. Ltd.	4,848	110
Japan Display Inc.	60,300	108
Starts Corp. Inc.	5,400	108
Hyakugo Bank Ltd.	28,000	108
Matsuda Sangyo Co. Ltd.	8,300	107
Accordia Golf Co. Ltd.	9,200	107
Hokkaido Gas Co. Ltd.	39,000	107
Fujitec Co. Ltd.	11,100	107
Kita-Nippon Bank Ltd.	3,700	106
NET One Systems Co. Ltd.	15,600	106
Nippon Soda Co. Ltd.	24,000	105
Nippon Ceramic Co. Ltd.	5,300	105
Toho Bank Ltd.	28,000	105
Kasai Kogyo Co. Ltd.	10,600	105
Mizuno Corp.	20,000	105
Osaki Electric Co. Ltd.	13,000	105
Nitto Kohki Co. Ltd.	4,500	105
Matsui Securities Co. Ltd.	11,900	104
Next Co. Ltd.	10,800	104
Nippon Television Holdings Inc.	6,200	104
Tokyo Rope Manufacturing Co. Ltd.	63,000	103
Asatsu-DK Inc.	4,400	103
Sanken Electric Co. Ltd.	29,000	102
SMS Co. Ltd.	4,300	102
Elecom Co. Ltd.	4,400	101
* Outsourcing Inc.	2,700	101
TOKAI Holdings Corp.	15,400	101
Kura Corp.	1,900	100
Tomy Co. Ltd.	11,100	100
Nissan Shatai Co. Ltd.	10,000	100
^ METAWATER Co. Ltd.	3,200	100
ESPEC Corp.	7,500	100
Pack Corp.	3,600	99
Dydo Drinco Inc.	1,900	99
Obara Group Inc.	2,400	99
Nomura Co. Ltd.	6,600	99
AOKI Holdings Inc.	8,800	98
UACJ Corp.	40,000	98
Doshisha Co. Ltd.	4,700	98
Noevir Holdings Co. Ltd.	3,200	98
Monex Group Inc.	39,500	97
Asahi Diamond Industrial Co. Ltd.	12,600	97
Nishimatsuya Chain Co. Ltd.	6,800	97
Kameda Seika Co. Ltd.	1,749	96
ASKA Pharmaceutical Co. Ltd.	5,100	96
J Trust Co. Ltd.	12,700	96
Menicon Co. Ltd.	3,100	96

Milbon Co. Ltd.	2,200	95
IBJ Leasing Co. Ltd.	5,200	94
Osaka Soda Co. Ltd.	22,000	94
Furukawa Co. Ltd.	58,000	94
Sankyo Seiko Co. Ltd.	28,400	94
NEC Networks & System Integration Corp.	5,100	94
Cawachi Ltd.	4,000	93
Stella Chemifa Corp.	2,600	93
ZERIA Pharmaceutical Co. Ltd.	5,900	93
Fuji Media Holdings Inc.	7,800	93
Financial Products Group Co. Ltd.	9,300	93
Konishi Co. Ltd.	7,000	92
Seiren Co. Ltd.	9,400	91
Inageya Co. Ltd.	6,647	91
Kyokuyo Co. Ltd.	35,000	91
Axial Retailing Inc.	2,699	90
* Toshiba TEC Corp.	26,000	90
Aichi Steel Corp.	18,000	90
Neturen Co. Ltd.	11,600	90
Kadokawa Dwango Corp.	6,636	89
NSD Co. Ltd.	5,390	89
Atom Corp.	13,249	89
KYB Corp.	25,000	89
Ci:z Holdings Co. Ltd.	3,600	89
Anicom Holdings Inc.	3,300	88
Hosiden Corp.	14,400	88
Aomori Bank Ltd.	28,000	88
Jaccs Co. Ltd.	19,000	88
Aida Engineering Ltd.	10,500	87
Create Restaurants Holdings Inc.	8,400	87
Bank of Saga Ltd.	34,000	86
Futaba Industrial Co. Ltd.	16,800	86
Mani Inc.	4,200	85
Bank of Iwate Ltd.	2,000	85
Tokyo Electron Device Ltd.	5,800	85
Heiwado Co. Ltd.	4,400	85
Sintokogio Ltd.	10,800	85
TKC Corp.	3,000	85
* Fujiya Co. Ltd.	43,000	85
Nikkiso Co. Ltd.	12,100	85
Shinko Plantech Co. Ltd.	11,700	85
Seikagaku Corp.	5,200	85
Foster Electric Co. Ltd.	4,400	84
SKY Perfect JSAT Holdings Inc.	19,100	84
Yushin Precision Equipment Co. Ltd.	4,400	84
Takaoka Toko Co. Ltd.	4,800	84
Zenrin Co. Ltd.	4,600	84
Tsukui Corp.	5,300	84
Yamanashi Chuo Bank Ltd.	20,000	83
Hibiya Engineering Ltd.	5,100	83
Prima Meat Packers Ltd.	26,000	83
kabu.com Securities Co. Ltd.	24,800	83
As One Corp.	2,000	83
Toyo Corp.	7,800	82
Eiken Chemical Co. Ltd.	3,500	82
Nissin Kogyo Co. Ltd.	5,500	81
Daiseki Co. Ltd.	4,500	81

Yamagata Bank Ltd.	19,000	81
Tosei Corp.	10,200	80
Create SD Holdings Co. Ltd.	3,300	80
Ichibanya Co. Ltd.	2,400	80
Descente Ltd.	7,200	80
Nippon Densetsu Kogyo Co. Ltd.	4,000	80
Istyle Inc.	8,900	80
Komori Corp.	7,100	79
Kureha Corp.	19,000	79
^ Jin Co. Ltd.	1,900	79
Giken Ltd.	4,400	79
Ines Corp.	7,400	79
Qol Co. Ltd.	5,400	77
Ashikaga Holdings Co. Ltd.	23,200	77
Trancom Co. Ltd.	1,200	77
Daiwabo Holdings Co. Ltd.	33,000	77
Belluna Co. Ltd.	11,900	77
Max Co. Ltd.	6,000	77
Sanshin Electronics Co. Ltd.	8,600	76
Warabeya Nichiyo Co. Ltd.	3,600	76
Alpine Electronics Inc.	7,000	76
Mirait Holdings Corp.	7,100	76
Exedy Corp.	3,200	76
Toyo Construction Co. Ltd.	14,700	75
Sakata INX Corp.	5,900	75
Nohmi Bosai Ltd.	5,000	75
PALTAC Corp.	3,800	75
* Pioneer Corp.	41,100	75
Japan Digital Laboratory Co. Ltd.	5,400	74
Fuji Co. Ltd.	3,400	74
San-Ai Oil Co. Ltd.	11,000	74
Toyo Kanetsu KK	36,000	74
Goldwin Inc.	1,400	74
Kanematsu Corp.	45,000	74
Funai Soken Holdings Inc.	5,300	74
Nichiha Corp.	3,800	74
Asahi Holdings Inc.	4,300	73
Yamazen Corp.	8,500	73
Makino Milling Machine Co. Ltd.	13,000	73
Sakai Moving Service Co. Ltd.	3,000	73
Daidoh Ltd.	16,900	73
Ichiyoshi Securities Co. Ltd.	9,400	73
Toppan Forms Co. Ltd.	6,600	73
Joyful Honda Co. Ltd.	2,894	73
Jeol Ltd.	18,000	72
Kansai Urban Banking Corp.	7,000	72
BML Inc.	1,500	72
NS Solutions Corp.	3,800	72
Taihei Dengyo Kaisha Ltd.	7,000	72
Nachi-Fujikoshi Corp.	22,000	72
Kurabo Industries Ltd.	38,000	71
Ryobi Ltd.	15,000	71
TOC Co. Ltd.	8,400	71
Tokyo Broadcasting System Holdings Inc.	5,000	71
Toyo Engineering Corp.	22,000	71
Shima Seiki Manufacturing Ltd.	3,600	71
Daibiru Corp.	7,300	70

Dunlop Sports Co. Ltd.	8,000	70
OBIC Business Consultants Co. Ltd.	1,400	70
EPS Holdings Inc.	5,100	70
* Unitika Ltd.	115,000	69
Sanki Engineering Co. Ltd.	8,000	69
Ricoh Leasing Co. Ltd.	2,700	69
Elematec Corp.	3,100	69
Sogo Medical Co. Ltd.	1,800	69
Nitto Boseki Co. Ltd.	19,000	69
Advan Co. Ltd.	8,200	69
Fancl Corp.	4,100	69
Hioki EE Corp.	3,800	69
Tokyo Energy & Systems Inc.	6,000	68
JCR Pharmaceuticals Co. Ltd.	2,200	68
Vital KSK Holdings Inc.	7,200	68
Plenus Co. Ltd.	3,800	68
T-Gaia Corp.	4,400	67
Showa Sangyo Co. Ltd.	14,000	67
Daihen Corp.	13,000	67
FIDEA Holdings Co. Ltd.	44,900	67
Fukuda Corp.	6,000	67
Shinmaywa Industries Ltd.	10,000	66
Daiho Corp.	12,000	66
St. Marc Holdings Co. Ltd.	2,200	66
TPR Co. Ltd.	3,100	66
Raito Kogyo Co. Ltd.	5,600	66
Bunka Shutter Co. Ltd.	8,000	66
Canon Electronics Inc.	4,300	65
Fujibo Holdings Inc.	22,000	65
Right On Co. Ltd.	5,800	65
Akita Bank Ltd.	20,000	65
Optex Co. Ltd.	2,800	65
Ringer Hut Co. Ltd.	2,800	64
Hokuetsu Bank Ltd.	31,000	64
Chudenko Corp.	3,000	64
Tsugami Corp.	15,000	64
Fujimi Inc.	3,800	64
Shikoku Chemicals Corp.	7,000	64
Tv Tokyo Holdings Corp.	3,000	64
Mitsubishi Shokuhin Co. Ltd.	2,300	64
Toshiba Plant Systems & Services Corp.	3,600	64
Riso Kagaku Corp.	4,400	63
Shizuoka Gas Co. Ltd.	8,400	63
Shikoku Bank Ltd.	29,000	63
Sumitomo Warehouse Co. Ltd.	12,000	63
Japan Wool Textile Co. Ltd.	9,000	63
Eizo Corp.	2,300	63
Sodick Co. Ltd.	8,000	63
Itochu Enex Co. Ltd.	7,300	63
Ihara Chemical Industry Co. Ltd.	5,900	62
Kamei Corp.	7,500	61
Sanyo Chemical Industries Ltd.	7,000	61
Daiken Corp.	18,000	61
TSI Holdings Co. Ltd.	10,500	61
Aichi Bank Ltd.	1,200	60
Sakai Chemical Industry Co. Ltd.	22,000	60
Towa Pharmaceutical Co. Ltd.	1,100	60

Mitsui Sugar Co. Ltd.	12,000	60
Kobe Bussan Co. Ltd.	3,000	60
Marusan Securities Co. Ltd.	7,200	60
^ Keiyo Co. Ltd.	11,400	59
Tocalo Co. Ltd.	3,000	59
Amuse Inc.	3,000	59
Mitsuboshi Belting Ltd.	7,000	59
TOMONY Holdings Inc.	15,700	59
Eighteenth Bank Ltd.	21,000	59
^ Marvelous Inc.	7,600	58
UKC Holdings Corp.	3,700	58
Bank of the Ryukyus Ltd.	5,300	58
Macnica Fuji Electronics Holdings Inc.	6,000	58
Mie Kotsu Group Holdings Inc.	15,900	58
Miyazaki Bank Ltd.	20,000	58
Yahagi Construction Co. Ltd.	6,400	58
Shibuya Corp.	3,200	58
Tokai Corp.	1,700	58
Doutor Nichires Holdings Co. Ltd.	3,000	58
Tochigi Bank Ltd.	14,000	57
Union Tool Co.	2,000	57
Mars Engineering Corp.	2,800	57
Nissin Corp.	19,000	57
Nitta Corp.	2,300	57
Inabata & Co. Ltd.	5,700	57
Aisan Industry Co. Ltd.	7,900	57
Iseki & Co. Ltd.	26,000	57
Tokyotokeiba Co. Ltd.	25,000	57
Maruwa Co. Ltd.	1,500	57
Daido Metal Co. Ltd.	5,000	56
Shinwa Co. Ltd.	3,600	56
Piolax Inc.	1,100	56
Kintetsu World Express Inc.	4,000	56
Hitachi Maxell Ltd.	3,300	55
Tachi-S Co. Ltd.	3,200	55
Fudo Tetra Corp.	31,300	55
Mitsuba Corp.	4,600	54
Hitachi Koki Co. Ltd.	8,100	54
JVC Kenwood Corp.	23,600	54
Kumiai Chemical Industry Co. Ltd.	9,000	54
Tokai Carbon Co. Ltd.	21,000	54
Oyo Corp.	4,800	54
J-Oil Mills Inc.	16,000	54
Nihon Trim Co. Ltd.	800	54
Chugoku Marine Paints Ltd.	8,000	54
Nichicon Corp.	7,300	54
Musashi Seimitsu Industry Co. Ltd.	2,600	53
Takasago International Corp.	2,200	53
JSP Corp.	2,300	53
Yondoshi Holdings Inc.	2,600	53
Koa Corp.	6,400	53
Belc Co. Ltd.	1,300	53
Star Micronics Co. Ltd.	4,500	53
Sumitomo Riko Co. Ltd.	5,900	53
Chiyoda Integre Co. Ltd.	2,600	53
Aiphone Co. Ltd.	2,900	53
TV Asahi Holdings Corp.	3,200	52

	Kitz Corp.	9,800	52
	Ryoyo Electro Corp.	4,300	52
^	OSAKA Titanium Technologies Co. Ltd.	4,100	52
	Tsukishima Kikai Co. Ltd.	5,000	52
	Tamura Corp.	17,000	52
	Sanden Holdings Corp.	18,000	52
	Justsystems Corp.	6,000	52
	OSJB Holdings Corp.	25,600	51
	Chiba Kogyo Bank Ltd.	12,200	51
	DTS Corp.	2,600	51
	Onoken Co. Ltd.	4,200	51
	Michinoku Bank Ltd.	27,000	51
	Toho Zinc Co. Ltd.	15,000	51
*	KNT-CT Holdings Co. Ltd.	37,000	50
	Yomiuri Land Co. Ltd.	11,000	50
	Heiwa Real Estate Co. Ltd.	3,800	50
	Sinfonia Technology Co. Ltd.	28,000	50
	Minato Bank Ltd.	29,000	50
*,^	Mitsumi Electric Co. Ltd.	9,900	50
	Oiles Corp.	2,760	49
	Nippon Thompson Co. Ltd.	15,000	49
	Shindengen Electric Manufacturing Co. Ltd.	13,000	49
	Noritake Co. Ltd.	21,000	49
	Takiron Co. Ltd.	10,000	49
	Wowow Inc.	1,800	49
	Yokohama Reito Co. Ltd.	4,700	49
	Oita Bank Ltd.	15,000	48
	Yorozu Corp.	3,100	48
	Sanyo Shokai Ltd.	26,000	48
	Kitagawa Iron Works Co. Ltd.	28,000	48
	Fujita Kanko Inc.	13,000	48
	Toa Corp.	4,900	48
	Kato Works Co. Ltd.	11,000	47
	Nitto Kogyo Corp.	3,400	47
	Maeda Kosen Co. Ltd.	4,300	46
^	Toho Titanium Co. Ltd.	7,300	46
	CKD Corp.	4,900	46
	F@N Communications Inc.	5,600	45
	Modec Inc.	2,900	45
	Yokogawa Bridge Holdings Corp.	4,000	45
	WATAMI Co. Ltd.	4,300	45
	Zuiko Corp.	1,100	45
	Itoki Corp.	7,900	45
	Tsurumi Manufacturing Co. Ltd.	3,000	45
	C Uyemura & Co. Ltd.	1,000	44
^	Pasona Group Inc.	6,700	44
	Tosho Printing Co. Ltd.	9,000	44
	Teikoku Sen-I Co. Ltd.	3,200	43
	Meisei Industrial Co. Ltd.	9,000	43
	Tonami Holdings Co. Ltd.	16,000	43
	Fujimori Kogyo Co. Ltd.	2,000	43
	Sanyo Denki Co. Ltd.	9,000	42
	Pal Co. Ltd.	1,800	42
	Avex Group Holdings Inc.	3,600	42
	Clarion Co. Ltd.	17,000	42
	Showa Corp.	7,200	42
	Nippon Koei Co. Ltd.	13,000	41

Toa Corp.	24,000	41
Yurtec Corp.	7,000	41
Iino Kaiun Kaisha Ltd.	11,400	41
Juki Corp.	4,800	41
YAMABIKO Corp.	5,200	41
Goldcrest Co. Ltd.	2,600	41
Xebio Holdings Co. Ltd.	2,800	40
SMK Corp.	12,000	40
Round One Corp.	5,900	40
* Ishihara Sangyo Kaisha Ltd.	61,000	40
Jimoto Holdings Inc.	25,700	39
Nippon Carbon Co. Ltd.	21,000	39
Enplas Corp.	1,400	39
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	39
Geo Holdings Corp.	2,700	39
Matsuya Co. Ltd.	5,100	39
Sumitomo Densetsu Co. Ltd.	3,400	38
Okabe Co. Ltd.	4,900	38
Riken Corp.	11,000	38
* Pacific Metals Co. Ltd.	14,000	38
S Foods Inc.	1,400	38
Nippon Synthetic Chemical Industry Co. Ltd.	6,000	37
Fuji Soft Inc.	1,500	37
Toyo Tanso Co. Ltd.	2,500	37
Pacific Industrial Co. Ltd.	3,300	37
Japan Cash Machine Co. Ltd.	3,600	37
Daikyo Inc.	21,000	37
Nishio Rent All Co. Ltd.	1,500	36
Shinko Electric Industries Co. Ltd.	6,600	36
Sumitomo Seika Chemicals Co. Ltd.	6,000	36
Sun Frontier Fudousan Co. Ltd.	3,600	35
Mitsubishi Nichiyu Forklift Co. Ltd.	6,600	35
Denki Kogyo Co. Ltd.	7,000	35
Daisan Bank Ltd.	20,000	35
Kitano Construction Corp.	14,000	35
Bando Chemical Industries Ltd.	7,000	35
Sumitomo Real Estate Sales Co. Ltd.	1,600	34
Kappa Create Co. Ltd.	2,800	34
Roland DG Corp.	1,600	33
Torii Pharmaceutical Co. Ltd.	1,500	33
Hamakyorex Co. Ltd.	1,800	33
Kyokuto Securities Co. Ltd.	2,700	33
^ Happinet Corp.	3,000	33
Nihon Nohyaku Co. Ltd.	6,000	32
* Nippon Sharyo Ltd.	12,000	32
Konoike Transport Co. Ltd.	2,800	32
* SWCC Showa Holdings Co. Ltd.	52,000	32
Broadleaf Co. Ltd.	3,200	32
Starzen Co. Ltd.	800	32
Sac's Bar Holdings Inc.	3,000	32
Mitsui-Soko Holdings Co. Ltd.	12,000	32
Kobelco Eco-Solutions Co. Ltd.	8,000	31
Arcland Sakamoto Co. Ltd.	2,800	31
^ IDOM Inc.	6,100	31
Nippon Denko Co. Ltd.	18,500	30
Megachips Corp.	2,500	30
Toshiba Machine Co. Ltd.	9,000	30

	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	30
	Ateam Inc.	1,600	30
	Yellow Hat Ltd.	1,300	30
	Takamatsu Construction Group Co. Ltd.	1,200	29
	Gecoss Corp.	3,200	29
	Namura Shipbuilding Co. Ltd.	5,100	29
	Mito Securities Co. Ltd.	12,000	28
	Nippon Chemi-Con Corp.	19,000	28
	Tamron Co. Ltd.	1,900	28
	Showa Aircraft Industry Co. Ltd.	3,000	28
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,000	28
	Wakita & Co. Ltd.	4,000	27
	Ohsho Food Service Corp.	700	27
	Towa Bank Ltd.	30,000	26
*,^	Laox Co. Ltd.	3,900	26
	Press Kogyo Co. Ltd.	7,000	26
	AOI Electronics Co. Ltd.	1,300	26
	Furuno Electric Co. Ltd.	5,100	26
*,^	KLab Inc.	4,300	25
	Nippon Yakin Kogyo Co. Ltd.	19,500	25
	Future Corp.	3,200	25
	Joshin Denki Co. Ltd.	3,000	25
	Mitsui High-Tec Inc.	3,500	24
^	NichiiGakkan Co. Ltd.	3,200	23
	Chugai Ro Co. Ltd.	11,000	22
*,^	Akebono Brake Industry Co. Ltd.	10,700	22
	Jamco Corp.	1,100	22
*	Janome Sewing Machine Co. Ltd.	3,800	22
	Chuetsu Pulp & Paper Co. Ltd.	10,000	21
	Okuwa Co. Ltd.	2,000	20
^	Japan Drilling Co. Ltd.	900	19
	ValueCommerce Co. Ltd.	5,000	18
	Nissei ASB Machine Co. Ltd.	1,000	18
	Funai Electric Co. Ltd.	2,000	17
	Zuken Inc.	1,600	16
*,^	Takata Corp.	3,700	15
	Tabuchi Electric Co. Ltd.	4,200	15
	NS United Kaiun Kaisha Ltd.	11,000	14
	Aderans Co. Ltd.	2,000	9
	Honeys Co. Ltd.	60	1
			724,050
Malaysia (0.4%)
	Public Bank Bhd. (Local)	626,866	3,005
	Tenaga Nasional Bhd.	722,270	2,552
	Malayan Banking Bhd.	1,108,876	2,187
	Axiata Group Bhd.	986,751	1,381
	CIMB Group Holdings Bhd.	1,141,752	1,232
	Sime Darby Bhd.	661,775	1,208
	Petronas Chemicals Group Bhd.	569,589	917
	Petronas Gas Bhd.	166,800	913
	IHH Healthcare Bhd.	565,820	910
	Genting Bhd.	444,200	898
	DiGi.Com Bhd.	725,700	885
	Maxis Bhd.	582,600	862
	IOI Corp. Bhd.	733,940	763
	Genting Malaysia Bhd.	635,800	671
	Kuala Lumpur Kepong Bhd.	104,500	594

IJM Corp. Bhd.	664,420	553
MISC Bhd.	295,956	546
RHB Bank Bhd.	434,650	544
Gamuda Bhd.	446,400	529
YTL Corp. Bhd.	1,138,466	467
AMMB Holdings Bhd.	441,700	467
Hong Leong Bank Bhd.	125,800	406
PPB Group Bhd.	100,300	395
Telekom Malaysia Bhd.	205,300	345
* SapuraKencana Petroleum Bhd.	966,695	343
Petronas Dagangan Bhd.	59,700	342
British American Tobacco Malaysia Bhd.	27,500	334
Dialog Group Bhd.	837,748	314
2 Astro Malaysia Holdings Bhd.	432,787	311
HAP Seng Consolidated Bhd.	137,400	262
IOI Properties Group Bhd.	447,897	260
Malaysia Airports Holdings Bhd.	165,800	242
KPJ Healthcare Bhd.	216,100	227
Malakoff Corp. Bhd.	557,800	221
Berjaya Sports Toto Bhd.	272,531	220
Alliance Financial Group Bhd.	217,900	213
QL Resources Bhd.	197,500	212
Bursa Malaysia Bhd.	99,300	210
Westports Holdings Bhd.	188,600	209
Felda Global Ventures Holdings Bhd.	430,800	196
YTL Power International Bhd.	554,718	195
Top Glove Corp. Bhd.	181,800	192
Sunway REIT	466,000	191
My EG Services Bhd.	349,100	172
UMW Holdings Bhd.	121,600	171
TIME dotCom Bhd.	86,600	160
Aeon Co. M Bhd.	230,900	154
Genting Plantations Bhd.	58,800	152
BIMB Holdings Bhd.	149,400	148
Inari Amertron Bhd.	189,825	145
Bumi Armada Bhd.	764,850	141
KLCCP Stapled Group	73,300	135
AirAsia Bhd.	187,000	135
Kossan Rubber Industries	81,600	134
Sunway Bhd.	177,043	127
Lafarge Malaysia Bhd.	64,200	125
Press Metal Bhd.	119,600	123
Media Prima Bhd.	339,000	121
Hartalega Holdings Bhd.	111,400	118
Cahya Mata Sarawak Bhd.	115,100	102
WCT Holdings Bhd.	264,420	102
Hong Leong Financial Group Bhd.	25,942	97
Unisem M Bhd.	143,400	95
Pavilion REIT	203,500	92
Berjaya Corp. Bhd.	1,072,100	92
Yinson Holdings Bhd.	121,600	92
* UMW Oil & Gas Corp. Bhd.	374,900	83
Mah Sing Group Bhd.	189,250	75
MMC Corp. Bhd.	144,100	74
SP Setia Bhd Group	95,600	72
Muhibbah Engineering M Bhd.	115,500	63
* Eco World Development Group Bhd.	194,600	62

Berjaya Auto Bhd.	97,020	56
OSK Holdings Bhd.	139,400	54
Pos Malaysia Bhd.	74,800	52
UEM Sunrise Bhd.	200,900	51
* Dayang Enterprise Holdings Bhd.	177,900	43
* KNM Group Bhd.	420,500	43
Capitaland Malaysia Mall Trust	108,600	40
* Eastern & Oriental Bhd.	92,004	38
Puncak Niaga Holdings Bhd.	140,200	37
TA Enterprise Bhd.	271,300	33
DRB-Hicom Bhd.	145,200	32
Malaysian Resources Corp. Bhd.	107,900	31
Supermax Corp. Bhd.	58,600	30
Datasonic Group Bhd.	87,200	29
Malaysia Building Society Bhd.	162,800	28
Gas Malaysia Bhd.	44,800	26
* Mulpha International Bhd.	376,800	21
* Mudajaya Group Bhd.	61,100	18
Coastal Contracts Bhd.	47,000	17
* Parkson Holdings Bhd.	77,669	15
* Gamuda Bhd. Warrants	73,000	14
* Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	7
* BIMB Holdings Bhd. Warrants Exp. 12/4/2023	63,800	5
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	4
* OSK Holdings Bhd. Warrants Exp. 07/22/2020	34,850	2
* WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	2
Sunway Construction Group Bhd.	5,294	2
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	1
* RHB Captial BHD	116,200	1
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	23,257	1
* KNM Group Bhd. Warrants Exp. 04/21/2020	40,650	1
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	1
* Mah Sing Group Warrants Exp. 01/15/2026	15,015	1
		32,022
Malta (0.0%)
* BGP Holdings PLC	197,753	—

Mexico (0.4%)
Fomento Economico Mexicano SAB de CV	461,061	4,125
America Movil SAB de CV	5,712,294	3,284
Grupo Aeroportuario del Pacifico SAB de CV ADR	31,500	3,096
Grupo Televisa SAB	549,100	2,915
Grupo Financiero Banorte SAB de CV	483,092	2,646
Wal-Mart de Mexico SAB de CV	1,149,000	2,626
* Cemex SAB de CV	2,936,323	2,238
Grupo Mexico SAB de CV Class B	826,447	1,994
Grupo Bimbo SAB de CV Class A	399,800	1,192
Fibra Uno Administracion SA de CV	528,140	1,077
Alfa SAB de CV Class A	570,600	934
Industrias Penoles SAB de CV	35,465	913
Coca-Cola Femsa SAB de CV	101,300	796
Grupo Financiero Inbursa SAB de CV	467,800	752
Grupo Aeroportuario del Sureste SAB de CV Class B	45,131	694
Promotora y Operadora de Infraestructura SAB de CV	46,312	540
Grupo Financiero Santander Mexico SAB de CV Class B	292,365	533
Gruma SAB de CV Class B	35,535	511
Mexichem SAB de CV	224,384	489

Grupo Carso SAB de CV	106,030	433
Alsea SAB de CV	116,400	415
Kimberly-Clark de Mexico SAB de CV Class A	169,500	383
Arca Continental SAB de CV	59,600	383
El Puerto de Liverpool SAB de CV	39,200	380
Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	373
Gentera SAB de CV	197,100	366
Grupo Aeroportuario del Centro Norte SAB de CV Class B	46,600	290
* Industrias CH SAB de CV Class B	61,330	246
PLA Administradora Industrial S de RL de CV	141,986	236
Megacable Holdings SAB de CV	52,162	209
Grupo Financiero Interacciones SA de CV	42,477	208
Bolsa Mexicana de Valores SAB de CV	112,700	200
* OHL Mexico SAB de CV	136,100	185
Grupo Sanborns SAB de CV	140,926	177
* Genomma Lab Internacional SAB de CV Class B	153,563	176
* Grupo Aeromexico SAB de CV	87,849	172
Grupo Lala SAB de CV	78,900	171
* Telesites SAB de CV	278,439	168
Grupo Elektra SAB DE CV	10,760	159
Macquarie Mexico Real Estate Management SA de CV	122,200	156
Infraestructura Energetica Nova SAB de CV	36,000	145
2 Nemak SAB de CV	119,300	136
Grupo Comercial Chedraui SA de CV	53,100	120
Industrias Bachoco SAB de CV Class B	27,100	118
Alpek SAB de CV	59,100	105
Corp Inmobiliaria Vesta SAB de CV	67,400	97
* Organizacion Soriana SAB de CV Class B	37,200	91
Credito Real SAB de CV SOFOM ER	47,600	89
* Controladora Vuela Cia de Aviacion SAB de CV Class A	47,500	86
* Grupo GICSA SA de CV	122,600	85
TV Azteca SAB de CV	507,500	83
* La Comer SAB de CV	83,080	74
Banregio Grupo Financiero SAB de CV	12,900	74
Unifin Financiera SAB de CV SOFOM ENR	27,100	71
* Minera Frisco SAB de CV	81,563	67
* Axtel SAB de CV	212,700	63
Prologis Property Mexico SA de CV	28,800	45
Concentradora Fibra Danhos SA de CV	24,000	44
* Hoteles City Express SAB de CV	40,800	43
Concentradora Fibra Hotelera Mexicana SA de CV	52,200	38
* Grupo Simec SAB de CV Class B	13,000	37
Grupo Herdez SAB de CV	16,100	33
Qualitas Controladora SAB de CV	19,419	27
Consorcio ARA SAB de CV	56,800	21
* Empresas ICA SAB de CV	83,400	11
		38,644
Netherlands (1.0%)
Unilever NV	328,945	15,246
* ING Groep NV	803,132	8,979
ASML Holding NV	62,998	6,917
* Koninklijke Ahold Delhaize NV	270,518	6,458
Unibail-Rodamco SE	20,317	5,598
Koninklijke Philips NV	194,313	5,168
Heineken NV	43,728	4,127
RELX NV	188,445	3,396
Akzo Nobel NV	50,003	3,232

* ArcelorMittal	383,738	2,486
Koninklijke DSM NV	38,429	2,460
Wolters Kluwer NV	57,754	2,430
Koninklijke KPN NV	644,585	2,120
NN Group NV	67,952	1,833
Aegon NV	433,480	1,755
Heineken Holding NV	18,802	1,575
Gemalto NV	19,922	1,313
* Altice NV Class A	82,924	1,231
Randstad Holding NV	21,642	931
2 ABN AMRO Group NV	47,353	881
IMCD Group NV	17,620	747
Aalberts Industries NV	20,090	667
Koninklijke Vopak NV	12,836	660
Boskalis Westminster	16,219	596
Delta Lloyd NV	135,700	484
SBM Offshore NV	35,911	482
* Galapagos NV	7,458	408
APERAM SA	9,714	407
ASML Holding NV	3,675	403
ASM International NV	10,155	396
TKH Group NV	10,533	384
Eurocommercial Properties NV	8,295	367
* PostNL NV	91,852	353
* Altice NV Class B	22,176	328
Wereldhave NV	6,743	326
Corbion NV	13,458	324
* Fugro NV	16,040	285
* TomTom NV	29,775	254
2 GrandVision NV	8,970	244
Vastned Retail NV	5,721	240
NSI NV	48,092	213
* OCI NV	13,466	206
Arcadis NV	15,229	204
2 Flow Traders	5,636	200
Koninklijke BAM Groep NV	49,191	193
Wessanen	15,812	193
2 Refresco Group NV	10,948	171
* Constellium NV Class A	16,000	85
Brunel International NV	4,071	84
Accell Group	2,813	73
BinckBank NV	6,465	36
		88,149
New Zealand (0.1%)
Fletcher Building Ltd.	200,467	1,403
Spark New Zealand Ltd.	366,959	1,047
Auckland International Airport Ltd.	179,499	957
Fisher & Paykel Healthcare Corp. Ltd.	116,190	881
Trade Me Group Ltd.	172,558	639
Contact Energy Ltd.	158,887	620
Ryman Healthcare Ltd.	88,723	611
Meridian Energy Ltd.	247,597	501
SKYCITY Entertainment Group Ltd.	135,440	495
Z Energy Ltd.	74,039	459
^ Mercury NZ Ltd.	171,365	388
Chorus Ltd.	87,985	285
EBOS Group Ltd.	23,318	278

	Kiwi Property Group Ltd.	205,279	231
	SKY Network Television Ltd.	65,167	230
	Mainfreight Ltd.	18,429	230
*	Xero Ltd.	15,682	224
*	a2 Milk Co. Ltd.	146,289	208
	Precinct Properties New Zealand Ltd.	225,936	205
	Genesis Energy Ltd.	126,986	203
	Infratil Ltd.	83,585	203
	Nuplex Industries Ltd.	46,332	178
	Summerset Group Holdings Ltd.	41,195	141
	Goodman Property Trust	146,920	141
	Air New Zealand Ltd.	73,466	117
	Freightways Ltd.	18,883	92
	Argosy Property Ltd.	106,763	89
	Vector Ltd.	30,875	77
^	Vital Healthcare Property Trust	45,667	74
	Metlifecare Ltd.	14,922	61
	Heartland Bank Ltd.	52,255	50
	Kathmandu Holdings Ltd.	32,196	42
	Warehouse Group Ltd.	18,061	37
	TOWER Ltd.	26,604	26
			11,423
Norway (0.2%)
	Statoil ASA	202,776	3,224
	DNB ASA	218,864	2,417
	Telenor ASA	138,403	2,317
	Orkla ASA	144,572	1,345
	Yara International ASA	41,167	1,342
	Marine Harvest ASA	73,095	1,247
	Norsk Hydro ASA	267,128	1,145
	Schibsted ASA Class B	30,507	900
*	Subsea 7 SA	57,983	627
	Gjensidige Forsikring ASA	32,415	548
*	Storebrand ASA	113,780	432
	TGS Nopec Geophysical Co. ASA	25,600	429
	Salmar ASA	11,404	356
*	Det Norske Oljeselskap ASA	26,429	338
	Schibsted ASA Class A	10,502	331
	Tomra Systems ASA	30,168	330
2	XXL ASA	24,440	297
	Bakkafrost P/F	6,820	266
*,^	Seadrill Ltd.	80,863	245
	Leroy Seafood Group ASA	4,755	229
	Atea ASA	21,815	228
*,2	Aker Solutions ASA	47,194	199
	SpareBank 1 SR-Bank ASA	42,291	197
	Aker ASA	6,302	189
	Kongsberg Gruppen ASA	11,677	175
	Veidekke ASA	13,234	168
	SpareBank 1 SMN	27,517	154
*,^	DNO ASA	145,158	150
	Austevoll Seafood ASA	15,248	134
*,^	Petroleum Geo-Services ASA	65,893	132
*	Opera Software ASA	19,169	121
	Norwegian Property ASA	96,123	114
^	Frontline Ltd.	14,000	111
2	Entra ASA	10,098	107

*,^	Nordic Semiconductor ASA	22,372	101
	Ocean Yield ASA	10,516	87
2	BW LPG Ltd.	23,866	85
	Hoegh LNG Holdings Ltd.	6,871	72
*,^	REC Silicon ASA	292,534	56
*,^	Norwegian Air Shuttle ASA	1,163	42
	Wilh Wilhelmsen ASA	10,986	26
*	Treasure ASA	10,986	21
*	Akastor ASA	17,120	17
^	Prosafe SE	29,784	2
			21,053
Other (0.1%)3
4	Vanguard FTSE Emerging Markets ETF	127,958	4,740

Pakistan (0.0%)
	Lucky Cement Ltd.	34,400	243
	Hub Power Co. Ltd.	164,500	207
	Engro Corp. Ltd.	54,700	175
	Oil & Gas Development Co. Ltd.	122,500	160
	Fauji Fertilizer Co. Ltd.	120,900	131
	Pakistan State Oil Co. Ltd.	30,400	122
	Pakistan Petroleum Ltd.	74,900	113
	United Bank Ltd.	58,100	103
			1,254
Peru (0.0%)
	Credicorp Ltd.	7,505	1,203
*	Cia de Minas Buenaventura SAA ADR	57,366	840
	Credicorp Ltd.	3,045	491
			2,534
Philippines (0.2%)
	SM Investments Corp.	97,278	1,424
	SM Prime Holdings Inc.	1,851,850	1,149
	JG Summit Holdings Inc.	633,230	1,123
	Ayala Corp.	53,160	983
	Ayala Land Inc.	922,100	774
	Universal Robina Corp.	177,690	757
	Aboitiz Equity Ventures Inc.	443,620	736
	Bank of the Philippine Islands	332,185	677
	BDO Unibank Inc.	275,270	662
	Philippine Long Distance Telephone Co.	13,605	608
	Metropolitan Bank & Trust Co.	247,144	498
	Jollibee Foods Corp.	75,140	407
	Manila Electric Co.	56,970	392
	Aboitiz Power Corp.	362,120	348
	GT Capital Holdings Inc.	9,568	313
	Metro Pacific Investments Corp.	1,962,000	313
	Megaworld Corp.	2,702,900	289
	Security Bank Corp.	61,570	286
	Semirara Mining & Power Corp. Class A	109,259	277
	Robinsons Land Corp.	401,800	273
	Alliance Global Group Inc.	742,000	255
	Globe Telecom Inc.	4,905	236
*	First Gen Corp.	422,100	232
	DMCI Holdings Inc.	819,000	227
	Puregold Price Club Inc.	214,200	218
	Manila Water Co. Inc.	368,200	203

	Energy Development Corp.	1,362,900	170
	First Philippine Holdings Corp.	111,580	168
	International Container Terminal Services Inc.	107,150	146
	LT Group Inc.	435,600	144
	Petron Corp.	586,300	133
	Filinvest Land Inc.	3,219,000	133
*	DoubleDragon Properties Corp.	105,300	128
	Emperador Inc.	752,900	119
	Vista Land & Lifescapes Inc.	857,800	109
	Robinsons Retail Holdings Inc.	58,090	106
	Cosco Capital Inc.	499,500	85
*	Bloomberry Resorts Corp.	546,100	65
	Belle Corp.	770,000	53
	D&L Industries Inc.	221,400	47
	Lopez Holdings Corp.	241,900	39
	Nickel Asia Corp.	168,600	21
*	Melco Crown Philippines Resorts Corp.	220,700	15
*	Philex Petroleum Corp.	26,809	2
			15,343
Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	75,455	1,209
*	Powszechna Kasa Oszczednosci Bank Polski SA	169,951	1,039
	Bank Pekao SA	32,605	1,032
	Powszechny Zaklad Ubezpieczen SA	126,252	913
	KGHM Polska Miedz SA	31,689	640
	PGE Polska Grupa Energetyczna SA	144,518	475
	Polskie Gornictwo Naftowe i Gazownictwo SA	317,169	440
	Bank Zachodni WBK SA	5,557	399
	LPP SA	261	329
*	Enea SA	93,804	264
*	Alior Bank SA	18,503	240
	CCC SA	5,210	238
*	Tauron Polska Energia SA	300,511	237
	Asseco Poland SA	16,833	231
	Orange Polska SA	151,454	210
	Eurocash SA	14,897	200
*	Cyfrowy Polsat SA	32,365	196
*	Grupa Lotos SA	24,908	187
*	Bank Millennium SA	157,377	185
	Energa SA	71,262	178
	KRUK SA	3,111	167
*,^	Globe Trade Centre SA	82,556	150
*	mBank SA	1,800	140
	Grupa Azoty SA	7,327	136
	Kernel Holding SA	8,244	131
	Budimex SA	2,399	112
*	Synthos SA	108,677	110
	Ciech SA	5,603	83
*	CD Projekt SA	9,088	81
	Bank Handlowy w Warszawie SA	3,958	70
	Lubelski Wegiel Bogdanka SA	4,449	62
*	PKP Cargo SA	3,586	32
*	Jastrzebska Spolka Weglowa SA	4,357	28
	Warsaw Stock Exchange	1,878	16
*	Getin Noble Bank SA	144,691	16
*	Getin Holding SA	53,314	11

* Integer.pl SA	775	7
		10,194
Portugal (0.1%)
Galp Energia SGPS SA	106,986	1,465
EDP - Energias de Portugal SA	426,774	1,464
Jeronimo Martins SGPS SA	46,942	786
NOS SGPS SA	61,304	410
CTT-Correios de Portugal SA	31,206	262
EDP Renovaveis SA	30,859	250
Sonae SGPS SA	292,736	228
* Banco Comercial Portugues SA	8,149,116	184
REN - Redes Energeticas Nacionais SGPS SA	56,401	171
Navigator Co. SA	41,957	133
* Banco BPI SA	68,043	85
Altri SGPS SA	13,342	52
Sonaecom SGPS SA	15,610	40
Mota-Engil SGPS SA	12,362	24
* Banco Espirito Santo SA	428,634	1
		5,555
Russia (0.4%)
Lukoil PJSC ADR	105,622	4,546
Sberbank of Russia PJSC ADR	380,085	3,312
Gazprom PJSC ADR	783,377	3,209
NOVATEK OAO	225,856	2,222
Magnit PJSC GDR	57,615	2,210
Sberbank of Russia PJSC	759,171	1,604
Surgutneftegas OJSC ADR	315,242	1,482
Tatneft PJSC ADR	49,171	1,400
Gazprom PJSC	664,220	1,385
MMC Norilsk Nickel PJSC ADR	91,584	1,341
Magnitogorsk Iron & Steel OJSC	2,971,331	1,329
Rosneft PJSC GDR	242,432	1,179
Alrosa PJSC	775,500	838
AK Transneft OAO Preference Shares	300	757
Mobile TeleSystems PJSC	197,041	753
Federal Grid Co. Unified Energy System JSC	202,823,105	495
Moscow Exchange MICEX-RTS PJSC	282,025	486
2 VTB Bank PJSC GDR	220,216	437
Severstal PAO	30,937	372
VTB Bank PJSC	360,782,455	369
Novolipetsk Steel OJSC	228,169	330
RusHydro PJSC	29,719,242	319
Rostelecom PJSC	239,573	311
Bashneft PJSC	6,502	286
PhosAgro PJSC GDR	16,808	232
Sistema JSFC GDR	24,816	202
* Uralkali PJSC	66,306	187
MegaFon PJSC GDR	15,972	158
LSR Group PJSC GDR	47,842	143
Inter RAO UES PJSC	3,379,172	134
Rosseti PJSC	7,066,655	94
E.ON Russia JSC	1,847,900	84
Acron JSC	1,471	76
* DIXY Group PJSC	14,610	72
* Aeroflot - Russian Airlines OJSC	48,600	63
M.Video PJSC	12,342	60

	Mosenergo OAO	2,043,038	53
	Sistema JSFC	106,900	37
*	Mechel	38,802	34
*	Raspadskaya OAO	41,689	21
	TMK PJSC GDR	6,181	17
	Rosneft OAO	3,288	16
			32,655
Singapore (0.5%)
	Singapore Telecommunications Ltd.	1,577,000	4,945
	DBS Group Holdings Ltd.	369,500	4,272
	Oversea-Chinese Banking Corp. Ltd.	655,738	4,230
	United Overseas Bank Ltd.	242,000	3,321
	Singapore Airlines Ltd.	156,060	1,279
	Singapore Exchange Ltd.	208,518	1,177
	CapitaLand Ltd.	490,300	1,164
	Keppel Corp. Ltd.	282,113	1,116
	CapitaLand Mall Trust	635,500	1,018
	Wilmar International Ltd.	406,373	943
	Global Logistic Properties Ltd.	615,200	882
	ComfortDelGro Corp. Ltd.	412,500	872
	Singapore Press Holdings Ltd.	302,100	855
	Genting Singapore plc	1,265,500	745
	Singapore Technologies Engineering Ltd.	299,200	738
	City Developments Ltd.	115,500	735
	Ascendas REIT	400,873	735
	Jardine Cycle & Carriage Ltd.	21,688	637
	Suntec REIT	449,000	562
	Hutchison Port Holdings Trust	1,054,900	502
	UOL Group Ltd.	104,283	450
	Keppel REIT	543,588	433
	Mapletree Greater China Commercial Trust	534,400	429
	CapitaLand Commercial Trust	380,510	428
	SATS Ltd.	125,600	410
	Frasers Commercial Trust	394,718	395
	Sembcorp Industries Ltd.	184,531	386
	Ascott Residence Trust	450,628	381
	Golden Agri-Resources Ltd.	1,325,819	357
	Venture Corp. Ltd.	52,200	347
	StarHub Ltd.	117,600	344
	Mapletree Logistics Trust	427,000	337
^	Mapletree Commercial Trust	263,909	312
	Singapore Post Ltd.	281,000	301
	Cache Logistics Trust	451,300	292
	Mapletree Industrial Trust	215,300	291
	Yangzijiang Shipbuilding Holdings Ltd.	428,336	279
	Keppel Telecommunications & Transportation Ltd.	204,800	232
*,^	Noble Group Ltd.	1,863,784	227
	Cambridge Industrial Trust	542,500	222
	OUE Hospitality Trust	392,200	214
	Keppel Infrastructure Trust	550,300	207
*	Raffles Medical Group Ltd.	168,000	197
^	Sembcorp Marine Ltd.	172,489	184
^	SMRT Corp. Ltd.	149,300	182
	Asian Pay Television Trust	397,600	168
	Frasers Centrepoint Trust	98,300	157
	First Resources Ltd.	128,000	155
	Parkway Life REIT	72,986	139

	Starhill Global REIT	228,300	137
	Ascendas Hospitality Trust	225,000	125
	Lippo Malls Indonesia Retail Trust	442,600	124
	CDL Hospitality Trusts	110,600	121
	United Engineers Ltd.	65,000	111
	Religare Health Trust	147,100	111
^	Keppel DC REIT	116,700	105
*,^	Ezion Holdings Ltd.	413,545	94
*	Genting Hong Kong Ltd.	322,798	89
	M1 Ltd.	44,000	86
	Olam International Ltd.	59,000	84
	SIIC Environment Holdings Ltd.	180,320	78
	Soilbuild Business Space REIT	156,400	78
	Perennial Real Estate Holdings Ltd.	113,400	74
	Silverlake Axis Ltd.	177,499	74
	CapitaLand Retail China Trust	63,000	72
	Wing Tai Holdings Ltd.	53,000	69
	Yanlord Land Group Ltd.	78,000	69
	OUE Ltd.	57,600	64
*,^	Yoma Strategic Holdings Ltd.	147,330	64
	Ascendas India Trust	84,000	64
^	Sarine Technologies Ltd.	44,300	60
	Far East Hospitality Trust	118,400	57
*	China Animal Healthcare Ltd.	84,000	56
	SIA Engineering Co. Ltd.	20,000	55
	First REIT	53,000	51
2	ARA Asset Management Ltd.	51,920	51
	SPH REIT	66,700	48
	Frasers Centrepoint Ltd.	39,500	45
	Croesus Retail Trust	67,000	43
^	Midas Holdings Ltd.	223,900	41
	Super Group Ltd.	58,000	35
	Sabana Shari'ah Compliant Industrial REIT	63,000	25
	Hyflux Ltd.	54,000	23
	Accordia Golf Trust	44,000	22
	China Everbright Water Ltd.	47,300	21
*,^	COSCO Corp. Singapore Ltd.	92,000	20
*,^	Ezra Holdings Ltd.	344,056	13
*	Vard Holdings Ltd.	70,000	8
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	101,924	5
			41,756
South Africa (0.8%)
	Naspers Ltd.	89,981	14,120
	MTN Group Ltd.	362,133	3,660
*	Steinhoff International Holdings NV	534,475	3,381
	Sasol Ltd.	113,245	3,013
	Standard Bank Group Ltd.	238,267	2,380
	FirstRand Ltd.	606,475	2,122
	Aspen Pharmacare Holdings Ltd.	70,387	1,901
*	AngloGold Ashanti Ltd.	85,328	1,863
	Remgro Ltd.	95,901	1,799
	Sanlam Ltd.	348,519	1,644
	Shoprite Holdings Ltd.	98,933	1,450
*	Bid Corp. Ltd.	71,255	1,330
	Woolworths Holdings Ltd.	187,917	1,211
	Gold Fields Ltd.	181,066	1,118
	Growthpoint Properties Ltd.	496,328	942

	Barclays Africa Group Ltd.	84,816	938
	Tiger Brands Ltd.	30,884	868
	Clicks Group Ltd.	84,888	760
	Vodacom Group Ltd.	65,237	756
	Bidvest Group Ltd.	63,613	731
	Mr Price Group Ltd.	44,045	726
	Nedbank Group Ltd.	50,407	723
	Redefine Properties Ltd.	836,572	723
	Netcare Ltd.	291,481	675
	Sibanye Gold Ltd.	141,884	661
	Brait SE	68,609	617
	Life Healthcare Group Holdings Ltd.	225,130	613
	Discovery Ltd.	63,525	572
*	Impala Platinum Holdings Ltd.	125,278	553
	RMB Holdings Ltd.	120,609	540
	Truworths International Ltd.	82,733	533
	Mondi Ltd.	25,592	519
*	Sappi Ltd.	101,075	514
	SPAR Group Ltd.	34,146	510
	Resilient REIT Ltd.	49,327	480
	Capitec Bank Holdings Ltd.	10,477	465
	Hyprop Investments Ltd.	47,557	462
	MMI Holdings Ltd.	255,269	426
	Investec Ltd.	68,422	413
	Imperial Holdings Ltd.	34,192	409
	AVI Ltd.	62,391	403
	Pioneer Foods Group Ltd.	29,748	383
*	Anglo American Platinum Ltd.	11,847	377
	Foschini Group Ltd.	34,926	375
*	Harmony Gold Mining Co. Ltd.	77,382	350
	Telkom SA SOC Ltd.	74,605	346
	Barloworld Ltd.	54,412	323
	Coronation Fund Managers Ltd.	56,738	302
	Fortress Income Fund Ltd. Class B	114,331	301
	EOH Holdings Ltd.	26,736	273
	Mpact Ltd.	110,522	269
*	Northam Platinum Ltd.	72,320	269
	PSG Group Ltd.	18,229	260
	Tsogo Sun Holdings Ltd.	121,136	253
	SA Corporate Real Estate Fund Nominees Pty Ltd.	609,062	245
	Pick n Pay Stores Ltd.	43,440	245
	Tongaat Hulett Ltd.	28,436	245
	JSE Ltd.	18,876	231
	Massmart Holdings Ltd.	22,001	230
	City Lodge Hotels Ltd.	19,529	222
	DataTec Ltd.	57,050	206
*,^	Kumba Iron Ore Ltd.	21,045	206
*	Super Group Ltd.	68,300	200
	Omnia Holdings Ltd.	16,576	197
	Liberty Holdings Ltd.	22,225	196
	Pick n Pay Holdings Ltd.	70,678	194
	Emira Property Fund Ltd.	181,849	193
*	Attacq Ltd.	133,198	187
	Santam Ltd.	11,134	187
	Sun International Ltd.	29,235	176
	KAP Industrial Holdings Ltd.	362,105	169
	Fortress Income Fund Ltd. Class A	138,367	167

Adcock Ingram Holdings Ltd.	48,190	166
Famous Brands Ltd.	15,624	155
Vukile Property Fund Ltd.	119,155	154
Nampak Ltd.	91,225	139
Exxaro Resources Ltd.	22,079	132
Assore Ltd.	9,574	127
DRDGOLD Ltd.	143,105	117
African Rainbow Minerals Ltd.	16,169	115
Reunert Ltd.	24,815	112
Blue Label Telecoms Ltd.	74,154	99
Cashbuild Ltd.	3,622	98
Trencor Ltd.	32,873	95
AECI Ltd.	13,469	92
Advtech Ltd.	80,517	89
Peregrine Holdings Ltd.	35,263	77
Adcorp Holdings Ltd.	57,923	75
* Curro Holdings Ltd.	24,411	73
Distell Group Ltd.	6,056	72
Rebosis Property Fund Ltd.	89,547	69
Invicta Holdings Ltd.	15,867	67
Astral Foods Ltd.	7,639	67
Zeder Investments Ltd.	113,214	57
Lewis Group Ltd.	17,093	54
Murray & Roberts Holdings Ltd.	56,830	53
* ArcelorMittal South Africa Ltd.	85,605	53
Grindrod Ltd.	54,052	45
Wilson Bayly Holmes-Ovcon Ltd.	5,074	44
Clover Industries Ltd.	30,888	43
Alexander Forbes Group Holdings Ltd.	89,965	41
Hudaco Industries Ltd.	5,387	40
Oceana Group Ltd.	4,994	40
PPC Ltd.	52,938	30
Group Five Ltd.	15,342	25
Metair Investments Ltd.	12,945	19
* Aveng Ltd.	60,206	17
* Royal Bafokeng Platinum Ltd.	3,748	14
* Adbee Rf Ltd.	3,375	8
* Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,045	—
* African Bank Investments Ltd.	150,852	—
		68,074
South Korea (1.6%)
Samsung Electronics Co. Ltd. GDR	43,124	29,646
Samsung Electronics Co. Ltd. Preference Shares	3,421	3,867
Hyundai Motor Co.	29,650	3,498
NAVER Corp.	5,442	3,453
SK Hynix Inc.	108,493	3,341
Hyundai Mobis Co. Ltd.	14,125	3,221
Korea Electric Power Corp.	52,167	2,856
KB Financial Group Inc. ADR	80,483	2,556
KT&G Corp.	22,708	2,456
Amorepacific Corp.	6,724	2,328
Kia Motors Corp.	54,085	2,037
LG Chem Ltd.	8,994	1,960
Shinhan Financial Group Co. Ltd. ADR	48,043	1,715
Samsung C&T Corp.	13,769	1,667
LG Household & Health Care Ltd.	1,850	1,666
SK Innovation Co. Ltd.	12,283	1,619

	Samsung Fire & Marine Insurance Co. Ltd.	6,410	1,527
	POSCO ADR	29,417	1,491
	Hana Financial Group Inc.	57,773	1,422
	Korea Aerospace Industries Ltd.	19,456	1,401
	POSCO	6,772	1,372
*,^	Celltrion Inc.	14,377	1,337
	Samsung Life Insurance Co. Ltd.	15,295	1,331
	SK Holdings Co. Ltd.	7,065	1,318
	LG Display Co. Ltd.	46,608	1,292
	LG Electronics Inc.	24,312	1,163
	Samsung SDI Co. Ltd.	11,133	1,052
*	Hyundai Heavy Industries Co. Ltd.	9,309	1,047
	LG Corp.	18,363	1,043
	Shinhan Financial Group Co. Ltd.	28,483	1,018
	Hyundai Motor Co. Preference Shares	11,234	977
	Samsung SDS Co. Ltd.	6,705	942
	Korea Zinc Co. Ltd.	2,017	920
	SK Telecom Co. Ltd. ADR	39,649	908
	Coway Co. Ltd.	11,056	845
	Kangwon Land Inc.	22,699	831
	NCSoft Corp.	3,656	822
	Lotte Chemical Corp.	2,994	813
	AMOREPACIFIC Group	5,752	742
	Hankook Tire Co. Ltd.	15,254	739
	Woori Bank	80,243	724
	Orion Corp.	818	674
	Hanmi Pharm Co. Ltd.	1,226	670
	Hyosung Corp.	5,215	648
	Hyundai Steel Co.	13,970	634
	E-MART Inc.	4,188	612
	S-Oil Corp.	8,677	597
	Industrial Bank of Korea	55,217	585
	Samsung Electro-Mechanics Co. Ltd.	11,416	564
	Hyundai Glovis Co. Ltd.	3,640	547
	Dongbu Insurance Co. Ltd.	9,504	540
	Hyundai Development Co-Engineering & Construction	13,574	538
	LG Chem Ltd. Preference Shares	3,350	532
^	Kakao Corp.	6,311	512
	Hyundai Engineering & Construction Co. Ltd.	15,212	502
	CJ Corp.	2,682	481
	BNK Financial Group Inc.	60,316	475
	LG Uplus Corp.	47,587	466
	Yuhan Corp.	1,700	465
	GS Holdings Corp.	10,379	448
	Daelim Industrial Co. Ltd.	5,772	434
	CJ CheilJedang Corp.	1,179	415
	KT Corp.	14,359	407
	Hyundai Marine & Fire Insurance Co. Ltd.	14,746	399
	LG Household & Health Care Ltd. Preference Shares	755	394
	Mirae Asset Daewoo Co. Ltd.	48,149	391
	Lotte Shopping Co. Ltd.	2,235	385
	BGF retail Co. Ltd.	2,148	384
^	Mando Corp.	1,634	380
	S-1 Corp.	4,143	376
^	Hotel Shilla Co. Ltd.	6,933	369
^	Hanssem Co. Ltd.	2,371	364
	Hanwha Techwin Co. Ltd.	7,374	357

	Hanwha Corp.	11,086	353
	Mirae Asset Securities Co. Ltd.	14,323	341
	KCC Corp.	960	338
	Hanon Systems	32,454	333
	SK Telecom Co. Ltd.	1,618	332
	Medy-Tox Inc.	856	332
	Samsung Securities Co. Ltd.	9,800	332
	Amorepacific Corp. Preference Shares	1,594	321
*,^	OCI Co. Ltd.	3,844	321
	Hanwha Chemical Corp.	13,819	316
*,^	Daewoo Engineering & Construction Co. Ltd.	56,499	315
	LG Innotek Co. Ltd.	3,889	311
*,^	Samsung Engineering Co. Ltd.	31,408	298
	Hanmi Science Co. ltd	2,314	298
	Hyundai Department Store Co. Ltd.	2,647	294
	Hyundai Motor Co. 2nd Preference Shares	3,263	293
	Hanwha Life Insurance Co. Ltd.	55,767	288
	Korea Investment Holdings Co. Ltd.	6,636	279
^	Kolon Industries Inc.	3,387	264
	Doosan Heavy Industries & Construction Co. Ltd.	11,081	260
*,^	GS Engineering & Construction Corp.	10,113	260
	Hyundai Greenfood Co. Ltd.	15,539	258
*	LIG Nex1 Co. Ltd.	2,755	257
*,^	Samsung Heavy Industries Co. Ltd.	28,241	252
*,^	ViroMed Co. Ltd.	2,182	249
*,^	Kumho Tire Co. Inc.	27,894	248
*,^	Com2uSCorp	2,321	240
^	NongShim Co. Ltd.	772	232
	Samsung Card Co. Ltd.	5,818	225
	KB Financial Group Inc.	7,033	223
	KEPCO Plant Service & Engineering Co. Ltd.	3,639	223
	LG Hausys Ltd.	1,962	222
^	Ottogi Corp.	307	215
	Cheil Worldwide Inc.	13,305	214
*,^	CJ Korea Express Corp.	1,189	213
^	Doosan Corp.	2,111	213
	Hyundai Wia Corp.	2,715	209
	Korean Reinsurance Co.	19,191	207
	CJ E&M Corp.	3,113	198
	CJ CheilJedang Corp. Preference Shares	1,090	198
	Posco Daewoo Corp.	10,261	197
	SK Chemicals Co. Ltd.	3,279	196
	Lotte Confectionery Co. Ltd.	1,150	195
	Hyundai Securities Co. Ltd.	31,608	195
^	Korea Kolmar Co. Ltd.	2,261	192
	Shinsegae Co. Ltd.	1,167	190
*	Osstem Implant Co. Ltd.	2,787	190
*,^	Komipharm International Co. Ltd.	6,925	187
^	Innocean Worldwide Inc.	2,612	187
	Samsung Electronics Co. Ltd.	135	186
	LS Corp.	3,811	182
	DGB Financial Group Inc.	22,173	179
^	Eo Technics Co. Ltd.	1,839	177
^	CJ CGV Co. Ltd.	2,130	174
	NH Investment & Securities Co. Ltd.	18,681	174
	Meritz Securities Co. Ltd.	50,860	171
	GS Retail Co. Ltd.	3,759	169

^	Meritz Fire & Marine Insurance Co. Ltd.	12,244	168
	Green Cross Corp.	1,066	167
*	Hugel Inc.	528	165
*,^	Caregen Co. Ltd.	1,328	163
	Tongyang Inc.	50,362	162
	Taekwang Industrial Co. Ltd.	199	160
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,043	159
^	Green Cross Holdings Corp.	5,182	159
^	Youngone Corp.	4,960	157
	KIWOOM Securities Co. Ltd.	2,211	156
*,^	Doosan Infracore Co. Ltd.	21,888	156
*,^	NHN Entertainment Corp.	2,627	155
*,^	Hanall Biopharma Co. Ltd.	7,675	151
^	Kolon Life Science Inc.	1,054	148
*	WONIK IPS Co. Ltd.	6,545	145
^	Dongsuh Cos. Inc.	4,930	144
*,^	It's Skin Co. Ltd.	2,175	144
	Korea Electric Terminal Co. Ltd.	1,823	143
	KB Insurance Co. Ltd.	5,630	143
*,^	HLB Inc.	7,620	141
^	JW Pharmaceutical Corp.	2,720	141
^	Daesang Corp.	5,170	140
*,^	DIO Corp.	2,745	140
	Daishin Securities Co. Ltd.	14,831	140
^	Bukwang Pharmaceutical Co. Ltd.	5,118	139
	Kumho Petrochemical Co. Ltd.	2,557	139
	Korea Gas Corp.	3,651	138
*,^	iNtRON Biotechnology Inc.	2,985	137
*,^	Loen Entertainment Inc.	1,895	137
	Lotte Chilsung Beverage Co. Ltd.	91	134
^	Hansol Chemical Co. Ltd.	1,859	133
^	LOTTE Fine Chemical Co. Ltd.	4,172	133
*	Hyundai Mipo Dockyard Co. Ltd.	1,814	131
	LG International Corp.	3,990	130
^	Hite Jinro Co. Ltd.	6,473	130
	SK Materials Co. Ltd.	976	128
*,^	Ssangyong Cement Industrial Co. Ltd.	7,471	127
*	Korean Air Lines Co. Ltd.	4,852	123
	Cosmax Inc.	952	123
*,^	DoubleUGames Co. Ltd.	3,487	118
	Samyang Holdings Corp.	1,069	115
	SK Networks Co. Ltd.	20,389	113
^	Korea Petrochemical Ind Co. Ltd.	533	112
^	Hana Tour Service Inc.	1,714	110
^	Amicogen Inc.	2,114	110
	Poongsan Corp.	3,950	110
	Hanwha General Insurance Co. Ltd.	17,139	108
	JW Holdings Corp.	10,141	107
	Cell Biotech Co. Ltd.	1,908	106
*,^	Pan Ocean Co. Ltd.	31,782	104
	CJ Hellovision Co. Ltd.	12,615	104
*,^	Jusung Engineering Co. Ltd.	10,459	103
*,^	ATGen Co. Ltd.	2,320	103
	NS Shopping Co. Ltd.	640	102
*	LG Life Sciences Ltd.	1,565	102
	Ahnlab Inc.	2,032	102
^	Hanjin Kal Corp.	6,454	102

	S&T Motiv Co. Ltd.	1,871	102
^	Lutronic Corp.	2,719	101
	Chong Kun Dang Pharmaceutical Corp.	1,005	100
*,^	Foosung Co. Ltd.	14,322	99
*,^	Emerson Pacific Inc.	2,866	98
^	Fila Korea Ltd.	1,243	98
^	Paradise Co. Ltd.	6,828	98
	DuzonBizon Co. Ltd.	4,685	97
^	SFA Engineering Corp.	1,773	96
*,^	Pharmicell Co. Ltd.	16,212	94
^	LOTTE Himart Co. Ltd.	2,295	92
	Youlchon Chemical Co. Ltd.	7,368	92
	Young Poong Corp.	91	91
*	Genexine Co. Ltd.	1,845	91
	Dae Hwa Pharmaceutical Co. Ltd.	2,420	90
	Hyundai Home Shopping Network Corp.	819	89
	Daeduck Electronics Co.	12,627	89
^	Dawonsys Co. Ltd.	3,783	88
	Sam Young Electronics Co. Ltd.	8,042	88
*,^	Ilyang Pharmaceutical Co. Ltd.	1,960	87
^	Daewoong Pharmaceutical Co. Ltd.	1,015	86
*	Dongbu HiTek Co. Ltd.	5,383	86
	Koh Young Technology Inc.	2,048	86
^	Korea Real Estate Investment & Trust Co. Ltd.	28,386	85
	KT Corp. ADR	5,548	85
^	Modetour Network Inc.	3,549	85
*,^	Binex Co. Ltd.	4,421	83
	NICE Holdings Co. Ltd.	4,789	83
	Daekyo Co. Ltd.	11,162	83
^	Hansae Co. Ltd.	2,942	81
^	Seah Besteel Corp.	3,350	80
^	Handsome Co. Ltd.	2,264	79
^	Daou Technology Inc.	3,300	79
^	InBody Co. Ltd.	2,162	78
	Hankook Shell Oil Co. Ltd.	194	78
^	LEENO Industrial Inc.	2,065	78
	Byucksan Corp.	13,450	77
^	Lotte Food Co. Ltd.	105	76
*,^	NUTRIBIOTECH Co. Ltd.	1,213	76
*	i-SENS Inc.	2,173	75
*	Dongkuk Steel Mill Co. Ltd.	9,093	74
*,^	Leaders Cosmetics Co. Ltd.	2,889	73
*	Woongjin Thinkbig Co. Ltd.	7,243	72
^	Soulbrain Co. Ltd.	1,212	70
*	Ssangyong Motor Co.	10,890	70
^	NICE Information Service Co. Ltd.	10,929	70
*,^	Hyundai Elevator Co. Ltd.	1,265	70
^	Namhae Chemical Corp.	8,782	69
*,^	Medipost Co. Ltd.	914	69
	JB Financial Group Co. Ltd.	12,847	68
	Dong-A Socio Holdings Co. Ltd.	464	68
^	Humax Co. Ltd.	5,217	68
*,^	CrucialTec Co. Ltd.	7,161	68
*,^	Peptron Inc.	1,499	68
*,^	SM Entertainment Co.	2,434	67
*,^	COSON Co. Ltd.	4,633	66
^	Seoul Semiconductor Co. Ltd.	4,368	65

	IS Dongseo Co. Ltd.	1,191	65
	LS Industrial Systems Co. Ltd.	1,644	64
	SKC Co. Ltd.	2,370	63
	Maeil Dairy Industry Co. Ltd.	1,807	63
^	Crown Confectionery Co. Ltd.	1,910	62
^	iMarketKorea Inc.	5,560	62
*,^	CUROCOM Co. Ltd.	21,142	62
^	Nexen Tire Corp.	5,080	61
^	Samlip General Foods Co. Ltd.	352	60
*,^	Seegene Inc.	1,857	60
*	Huons Co. Ltd.	744	60
^	Hanjin Transportation Co. Ltd.	2,100	60
*	SK Securities Co. Ltd.	54,276	59
*	Asiana Airlines Inc.	13,664	59
*,^	Hanjin Shipping Co. Ltd.	31,240	59
	Dong-A ST Co. Ltd.	569	59
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	58
*,^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,483	58
	Cosmax BTI Inc	1,211	58
^	Grand Korea Leisure Co. Ltd.	2,480	58
	GS Home Shopping Inc.	379	58
^	Eusu Holdings Co. Ltd.	6,136	57
	AK Holdings Inc.	952	56
*	Gamevil Inc.	801	56
^	Silicon Works Co. Ltd.	1,927	54
*,^	GemVax & Kael Co. Ltd.	3,321	54
	KT Skylife Co. Ltd.	3,297	54
*,^	Hyundai Rotem Co. Ltd.	2,780	53
^	Hansol Paper Co. Ltd.	2,597	53
*	Chabiotech Co. Ltd.	3,667	53
	LF Corp.	2,820	53
^	KEPCO Engineering & Construction Co. Inc.	1,816	51
*,^	Seobu T&D	2,639	49
	Partron Co. Ltd.	4,491	48
	Tongyang Life Insurance Co. Ltd.	4,930	47
	Hankook Tire Worldwide Co. Ltd.	2,542	47
	Kolon Corp.	792	47
	CJ O Shopping Co. Ltd.	311	45
*	Eugene Investment & Securities Co. Ltd.	17,472	45
*,^	Hanwha Investment & Securities Co. Ltd.	15,899	45
*,^	Yuanta Securities Korea Co. Ltd.	13,343	44
^	Huchems Fine Chemical Corp.	2,510	44
*,^	Wonik Holdings Co. Ltd.	6,221	43
*,^	Webzen Inc.	2,559	43
	Samchully Co. Ltd.	442	42
	Dongwon Industries Co. Ltd.	165	42
	Samyang Corp.	480	42
*	Green Cross Cell Corp.	1,282	41
^	Muhak Co. Ltd.	1,944	41
*	Korea Line Corp.	2,370	41
	Dongwon F&B Co. Ltd.	196	41
	Youngone Holdings Co. Ltd.	745	40
^	Halla Holdings Corp.	701	39
^	Kolao Holdings	5,310	39
^	Humedix Co. Ltd.	1,006	39
	Korea Kolmar Holdings Co. Ltd.	919	39
*,^	Naturalendo Tech Co. Ltd.	2,354	39

^	Able C&C Co. Ltd.	1,324	38
*,^	Neowiz Games Corp.	3,030	38
^	Hancom Inc.	2,196	38
*,^	Posco ICT Co. Ltd.	6,926	38
	GOLFZON Co. Ltd.	566	38
	Kyobo Securities Co. Ltd.	4,032	37
	Namyang Dairy Products Co. Ltd.	61	37
	Hyundai Livart Furniture Co. Ltd.	1,592	37
*,^	Hansol Technics Co. Ltd.	1,961	37
^	KONA I Co. Ltd.	2,190	35
^	YG Entertainment Inc.	1,017	35
	Hanil Cement Co. Ltd.	449	35
	Meritz Financial Group Inc.	3,105	34
*,^	Kumho Industrial Co. Ltd.	4,287	34
	Chongkundang Holdings Corp.	389	32
^	Huons Global Co. Ltd.	695	32
*,^	WeMade Entertainment Co. Ltd.	1,456	31
	SL Corp.	2,368	31
^	Cuckoo Electronics Co. Ltd.	223	30
	Sungwoo Hitech Co. Ltd.	3,981	29
^	KH Vatec Co. Ltd.	2,613	29
*,^	Agabang&Company	3,825	28
*	SFA Semicon Co. Ltd.	11,646	27
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	26
	Binggrae Co. Ltd.	454	25
	Kwangju Bank	2,894	24
	Interpark Holdings Corp.	4,596	24
*	Hansol Holdings Co. Ltd.	3,626	23
^	SK Gas Ltd.	300	23
	Seoyon E-Hwa Co. Ltd.	1,885	22
*	Lumens Co. Ltd.	5,290	22
^	GOLFZONYUWONHOLDINGS Co. Ltd.	2,759	21
	Hyundai Corp.	941	20
*,^	China Ocean Resources Co. Ltd.	16,469	20
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	18
	SBS Media Holdings Co. Ltd.	6,724	18
^	Sung Kwang Bend Co. Ltd.	2,178	18
	MegaStudy Co. Ltd.	425	13
*,^	Taihan Electric Wire Co. Ltd.	5,952	12
	MegaStudyEdu Co. Ltd.	246	10
	Hyundai C&F Inc.	648	10
	Seoyon Co. Ltd.	864	9
*	CNK International Co. Ltd.	78	—
			140,730
Spain (1.0%)
	Banco Santander SA	2,439,170	10,355
	Telefonica SA	886,095	8,679
	Iberdrola SA	1,182,130	8,122
	Banco Bilbao Vizcaya Argentaria SA	1,370,518	8,001
	Industria de Diseno Textil SA	222,403	7,692
	Amadeus IT Holding SA	83,317	3,912
*	Repsol SA	237,825	3,012
	Grifols SA	101,049	2,215
^	Banco Santander SA ADR	508,549	2,156
*	Ferrovial SA	99,307	2,056
^	Abertis Infraestructuras SA	122,350	1,925
*	Red Electrica Corp. SA	82,240	1,884

2	Aena SA	13,015	1,877
	Gas Natural SDG SA	65,909	1,363
	Enagas SA	44,170	1,347
	Endesa SA	63,588	1,336
*	Banco de Sabadell SA	968,033	1,324
	CaixaBank SA	510,183	1,281
*	ACS Actividades de Construccion y Servicios SA	36,209	1,038
	Gamesa Corp. Tecnologica SA	46,647	990
	Bankinter SA	130,222	908
*	Banco Popular Espanol SA	622,407	872
	Viscofan SA	15,831	847
^	Distribuidora Internacional de Alimentacion SA	124,025	774
	Merlin Properties Socimi SA	62,511	716
	Bankia SA	917,597	704
	Mapfre SA	232,492	569
	Banco Santander SA	131,503	507
^	Bolsas y Mercados Espanoles SHMSF SA	15,847	476
	Grupo Catalana Occidente SA	16,830	473
2	Cellnex Telecom SAU	24,681	437
	Mediaset Espana Comunicacion SA	37,324	429
*	Inmobiliaria Colonial SA	53,742	425
*,^	Acerinox SA	29,997	401
	Ebro Foods SA	16,223	370
	Construcciones y Auxiliar de Ferrocarriles SA	1,009	368
	Applus Services SA	34,122	363
	Zardoya Otis SA	36,206	355
	Acciona SA	4,590	339
*,^	Indra Sistemas SA	24,221	294
	Prosegur Cia de Seguridad SA	40,429	275
	Melia Hotels International SA	22,599	268
	Faes Farma SA	62,163	245
	Almirall SA	14,904	239
	Tecnicas Reunidas SA	7,101	220
	Hispania Activos Inmobiliarios SOCIMI SA	15,938	213
	Vidrala SA	3,179	197
*,2	Euskaltel SA	19,980	179
	Axiare Patrimonio SOCIMI SA	11,868	162
*	NH Hotel Group SA	34,084	155
	CIE Automotive SA	7,461	145
	Grifols SA Preference Shares	8,017	135
^	Obrascon Huarte Lain SA	33,048	123
	Corp Financiera Alba SA	2,693	115
*	Pharma Mar SA	40,605	104
	Cia de Distribucion Integral Logista Holdings SA	4,237	102
^	Sacyr SA	56,966	100
	Atresmedia Corp. de Medios de Comunicacion SA	8,613	90
	Papeles y Cartones de Europa SA	11,391	66
	Ence Energia y Celulosa SA	19,358	49
*	Fomento de Construcciones y Contratas SA	5,765	48
*	Promotora de Informaciones SA	7,163	42
*	Liberbank SA	40,147	31
*	Deoleo SA	73,583	17
*	Let's GOWEX SA	3,921	—
			84,512
Sweden (1.0%)
	Hennes & Mauritz AB Class B	199,626	6,028
	Nordea Bank AB	662,726	5,905

	Telefonaktiebolaget LM Ericsson Class B	624,443	4,657
	Swedbank AB Class A	216,389	4,543
	Assa Abloy AB Class B	192,154	4,216
	Svenska Cellulosa AB SCA Class B	122,926	3,654
	Svenska Handelsbanken AB Class A	303,152	3,645
	Atlas Copco AB Class B	137,308	3,511
	Volvo AB Class B	316,079	3,368
	Investor AB Class B	95,738	3,297
	Skandinaviska Enskilda Banken AB Class A	302,410	2,652
	Telia Co. AB	529,026	2,414
	Sandvik AB	220,515	2,363
	Atlas Copco AB Class A	77,824	2,185
	Hexagon AB Class B	51,577	2,035
	Skanska AB Class B	70,394	1,496
	Swedish Match AB	39,087	1,426
	SKF AB	87,451	1,386
	Boliden AB	62,796	1,382
	Electrolux AB Class B	49,412	1,339
*	Kinnevik AB	44,120	1,125
	Meda AB Class A	55,276	1,031
*	Lundin Petroleum AB	60,215	998
	Alfa Laval AB	63,000	993
	Securitas AB Class B	59,902	986
	Trelleborg AB Class B	48,796	889
	Castellum AB	56,694	857
	Industrivarden AB Class A	39,935	731
	Getinge AB	35,698	724
*	Swedish Orphan Biovitrum AB	56,322	719
^	ICA Gruppen AB	19,446	651
^	Fingerprint Cards AB Class B	52,660	615
	Husqvarna AB	67,129	576
^	Elekta AB Class B	68,511	545
*	Fastighets AB Balder Class B	19,679	538
	Industrivarden AB	31,144	524
	Tele2 AB	60,961	515
	BillerudKorsnas AB	29,628	515
	Hexpol AB	57,684	513
*	SSAB AB Class B	205,395	508
	Fabege AB	27,387	489
	Wallenstam AB	54,182	473
	Indutrade AB	20,778	439
	Hufvudstaden AB Class A	26,208	438
	NCC AB Class B	17,740	428
	Loomis AB Class B	14,456	417
*	Nibe Industrier AB Class B	46,212	397
	AAK AB	5,323	394
	Axfood AB	20,384	366
	Holmen AB	10,633	360
	JM AB	12,834	333
2	Thule Group AB	20,219	324
*	NetEnt AB	37,596	318
	Wihlborgs Fastigheter AB	13,705	304
	Kungsleden AB	40,334	301
	AF AB	16,336	297
	Modern Times Group MTG AB Class B	10,790	281
*,2	Dometic Group AB	38,766	272
	Com Hem Holding AB	31,785	271

*,2	Attendo AB	27,393	271
	Investment AB Latour Class B	6,796	264
	Peab AB	32,769	263
	Intrum Justitia AB	7,843	252
	Saab AB Class B	7,232	248
	L E Lundbergforetagen AB Class B	4,092	246
	Lifco AB Class B	8,067	245
	Pandox AB	14,129	241
*	Betsson AB	24,491	230
	Bilia AB	8,861	227
*	Bonava AB	17,740	207
	Sweco AB Class B	11,233	206
	Klovern AB	153,834	197
	Nobia AB	18,331	172
	Avanza Bank Holding AB	4,654	166
	Hemfosa Fastigheter AB	15,054	161
	Lindab International AB	16,386	153
	Atrium Ljungberg AB	8,932	151
	Haldex AB	11,512	142
2	Bravida Holding AB	20,425	135
	Hemfosa Fastigheter AB Preference Shares	6,636	126
*	Investment AB Oresund	7,614	118
	Ratos AB	22,034	111
	Bure Equity AB	10,810	111
	Concentric AB	8,391	103
*,^	SAS AB	49,862	98
	Ratos AB Preference Shares	405	90
*	Collector AB	6,147	84
	Rezidor Hotel Group AB	19,442	81
	Nordnet AB	22,596	75
	SkiStar AB	4,733	75
	Klovern AB Preference Shares	2,036	73
	Melker Schorling AB	893	57
	Mekonomen AB	2,334	54
	Clas Ohlson AB	2,654	44
	SAS AB Preference Shares	581	38
	Sagax AB Preference Shares	5,206	21
	Axis Communications AB	74	3
			88,496
Switzerland (2.8%)
	Nestle SA	644,524	51,647
	Novartis AG	494,246	40,994
	Roche Holding AG	147,401	37,627
	UBS Group AG	756,645	10,402
	ABB Ltd.	407,322	8,652
	Syngenta AG	19,171	7,540
	Zurich Insurance Group AG	30,839	7,404
	Cie Financiere Richemont SA	111,425	6,774
	Swiss Re AG	70,627	5,920
	Credit Suisse Group AG	414,675	4,769
	Givaudan SA	1,891	3,884
	Actelion Ltd.	19,772	3,502
	LafargeHolcim Ltd.	67,181	3,194
	Geberit AG	7,627	2,941
	Swisscom AG	4,790	2,356
	SGS SA	1,043	2,307
	Sika AG	445	2,085

^ Swatch Group AG (Bearer)	7,668	2,008
Lonza Group AG	10,521	1,981
Adecco Group AG	36,034	1,978
Julius Baer Group Ltd.	43,124	1,768
Partners Group Holding AG	3,689	1,687
LafargeHolcim Ltd.	34,256	1,635
Sonova Holding AG	11,422	1,564
Swiss Life Holding AG	6,573	1,499
Chocoladefabriken Lindt & Spruengli AG	21	1,484
Roche Holding AG (Bearer)	5,580	1,436
Kuehne & Nagel International AG	9,957	1,397
Galenica AG	1,060	1,366
Schindler Holding AG	6,609	1,267
Swiss Prime Site AG	13,121	1,205
* Dufry AG	10,417	1,199
Chocoladefabriken Lindt & Spruengli AG	198	1,164
Schindler Holding AG (Registered)	5,716	1,104
Clariant AG	59,650	1,038
Baloise Holding AG	9,008	1,014
Barry Callebaut AG	669	874
PSP Swiss Property AG	8,652	872
SFS Group AG	10,424	795
DKSH Holding AG	10,736	758
Straumann Holding AG	1,935	739
EMS-Chemie Holding AG	1,328	727
Temenos Group AG	11,349	702
Georg Fischer AG	792	646
Aryzta AG	16,968	637
Bucher Industries AG	2,550	633
Helvetia Holding AG	1,203	604
Logitech International SA	29,100	581
* Flughafen Zuerich AG	3,061	574
^ BB Biotech AG	11,440	573
dorma&kaba Holding AG	646	472
2 Sunrise Communications Group AG	7,178	464
^ Panalpina Welttransport Holding AG	2,973	402
Banque Cantonale Vaudoise	593	401
Forbo Holding AG	312	399
Tecan Group AG	2,313	372
U-Blox AG	1,434	363
Implenia AG	5,316	362
GAM Holding AG	32,408	356
Valiant Holding AG	3,655	349
ams AG	10,465	347
Cembra Money Bank AG	4,793	344
Sulzer AG	3,315	337
Belimo Holding AG	99	314
Allreal Holding AG	2,075	307
Emmi AG	462	298
Pargesa Holding SA	4,242	295
OC Oerlikon Corp. AG	31,369	294
Autoneum Holding AG	940	265
APG SGA SA	613	261
Mobimo Holding AG	1,069	257
St. Galler Kantonalbank AG	608	250
Swatch Group AG (Registered)	4,656	238
Gategroup Holding AG	4,133	220

	Vontobel Holding AG	4,312	199
	VZ Holding AG	578	173
*	COSMO Pharmaceuticals NV	1,041	168
	Siegfried Holding AG	782	164
	Burckhardt Compression Holding AG	542	162
	Rieter Holding AG	709	149
	Ascom Holding AG	8,010	137
	Kudelski SA	6,259	133
	Huber & Suhner AG	2,238	130
	Schweiter Technologies AG	125	126
*	AFG Arbonia-Forster Holding AG	7,828	123
*	Basilea Pharmaceutica AG	1,676	122
	Daetwyler Holding AG	806	108
	Valora Holding AG	370	107
*	Bell AG	270	106
	Ypsomed Holding AG	507	101
^	Leonteq AG	1,507	98
	Conzzeta AG	136	90
	BKW AG	1,670	77
	Vetropack Holding AG	40	63
	EFG International AG	12,367	59
	Swissquote Group Holding SA	2,287	57
*,^	Meyer Burger Technology AG	12,887	54
	Plazza AG	223	54
	Gategroup Holding AG	1,034	53
*	Schmolz & Bickenbach AG	75,992	51
*	Zehnder Group AG	1,190	46
*,^	Alpiq Holding AG	434	33
	Transocean Ltd.	1,000	11
*	Orascom Development Holding AG	1,294	10
			250,438
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	666,392	18,512
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,726,000	9,323
	Hon Hai Precision Industry Co. Ltd.	2,783,229	7,681
	Chunghwa Telecom Co. Ltd. ADR	94,106	3,400
	Formosa Plastics Corp.	1,026,873	2,506
	MediaTek Inc.	327,086	2,497
	Delta Electronics Inc.	444,471	2,344
	Nan Ya Plastics Corp.	1,203,423	2,280
	Formosa Chemicals & Fibre Corp.	874,283	2,278
	Largan Precision Co. Ltd.	21,020	2,260
	Uni-President Enterprises Corp.	974,992	1,993
	CTBC Financial Holding Co. Ltd.	3,389,625	1,871
	Advanced Semiconductor Engineering Inc. ADR	321,060	1,846
	Fubon Financial Holding Co. Ltd.	1,480,880	1,843
	Cathay Financial Holding Co. Ltd.	1,602,549	1,803
	China Steel Corp.	2,510,390	1,737
	Mega Financial Holding Co. Ltd.	2,205,769	1,730
	Asustek Computer Inc.	157,169	1,367
	Taiwan Mobile Co. Ltd.	329,800	1,137
*	First Financial Holding Co. Ltd.	2,047,866	1,136
*	Quanta Computer Inc.	546,450	1,113
	Catcher Technology Co. Ltd.	151,310	1,055
	Pegatron Corp.	412,954	1,017
	E.Sun Financial Holding Co. Ltd.	1,725,186	963
	Formosa Petrochemical Corp.	318,140	905

President Chain Store Corp.	109,137	887
Yuanta Financial Holding Co. Ltd.	2,498,965	878
Hotai Motor Co. Ltd.	85,000	854
Cheng Shin Rubber Industry Co. Ltd.	393,379	821
Hua Nan Financial Holdings Co. Ltd.	1,491,597	814
* Taishin Financial Holding Co. Ltd.	1,982,707	796
Pou Chen Corp.	569,524	777
AU Optronics Corp. ADR	182,018	754
Far EasTone Telecommunications Co. Ltd.	326,000	749
Taiwan Cooperative Financial Holding Co. Ltd.	1,581,933	741
China Development Financial Holding Corp.	2,961,580	721
Innolux Corp.	1,934,885	717
Taiwan Cement Corp.	671,210	713
Chang Hwa Commercial Bank Ltd.	1,269,777	683
Lite-On Technology Corp.	454,719	682
Far Eastern New Century Corp.	863,279	675
China Life Insurance Co. Ltd.	803,002	664
Advantech Co. Ltd.	84,518	658
SinoPac Financial Holdings Co. Ltd.	2,028,220	655
Compal Electronics Inc.	1,024,323	644
Foxconn Technology Co. Ltd.	231,202	561
WPG Holdings Ltd.	436,000	555
United Microelectronics Corp.	1,373,180	511
Giant Manufacturing Co. Ltd.	74,881	506
Hermes Microvision Inc.	11,493	490
Eclat Textile Co. Ltd.	43,163	484
Wistron Corp.	578,167	460
Asia Cement Corp.	494,264	452
HTC Corp.	151,491	452
Inventec Corp.	560,554	436
United Microelectronics Corp. ADR	224,078	423
* Chailease Holding Co. Ltd.	236,892	421
* Synnex Technology International Corp.	346,189	409
* Inotera Memories Inc.	498,000	407
Novatek Microelectronics Corp.	112,025	394
* Taiwan Business Bank	1,402,382	370
Shin Kong Financial Holding Co. Ltd.	1,808,612	368
* Walsin Lihwa Corp.	1,262,000	364
Siliconware Precision Industries Co. Ltd.	237,655	358
Micro-Star International Co. Ltd.	151,000	329
Realtek Semiconductor Corp.	89,420	324
Simplo Technology Co. Ltd.	91,400	323
Powertech Technology Inc.	126,000	321
Waterland Financial Holdings Co. Ltd.	1,209,001	309
Highwealth Construction Corp.	199,540	304
Kenda Rubber Industrial Co. Ltd.	176,875	283
Siliconware Precision Industries Co. Ltd. ADR	37,120	276
* Ruentex Development Co. Ltd.	229,156	275
Vanguard International Semiconductor Corp.	148,000	268
St. Shine Optical Co. Ltd.	11,000	266
Feng TAY Enterprise Co. Ltd.	56,235	254
CTCI Corp.	179,000	253
Acer Inc.	524,551	250
Chicony Electronics Co. Ltd.	97,875	242
Phison Electronics Corp.	29,000	241
Hiwin Technologies Corp.	48,963	240
Standard Foods Corp.	96,501	240

* King Yuan Electronics Co. Ltd.	246,000	235
* LCY Chemical Corp.	190,000	232
Win Semiconductors Corp.	125,419	230
Teco Electric and Machinery Co. Ltd.	258,000	229
Yulon Motor Co. Ltd.	244,000	217
Yieh Phui Enterprise Co. Ltd.	830,000	216
AU Optronics Corp.	520,000	212
Sonix Technology Co. Ltd.	192,000	212
Hota Industrial Manufacturing Co. Ltd.	46,000	210
Tong Yang Industry Co. Ltd.	115,000	207
Merida Industry Co. Ltd.	44,400	206
China Airlines Ltd.	686,000	202
Accton Technology Corp.	112,000	195
TTY Biopharm Co. Ltd.	56,541	193
Land Mark Optoelectronics Corp.	12,000	192
Ruentex Industries Ltd.	118,268	189
Advanced Semiconductor Engineering Inc.	155,000	183
* Chroma ATE Inc.	70,000	177
Wisdom Marine Lines Co. Ltd.	167,000	176
Makalot Industrial Co. Ltd.	33,540	174
Ennoconn Corp.	11,556	173
Zhen Ding Technology Holding Ltd.	82,700	170
Elite Material Co. Ltd.	74,000	168
* Winbond Electronics Corp.	557,000	168
* Airtac International Group	22,050	165
Clevo Co.	182,628	165
Cub Elecparts Inc.	13,547	164
Tung Thih Electronic Co. Ltd.	12,000	163
Chunghwa Telecom Co. Ltd.	45,000	161
Compeq Manufacturing Co. Ltd.	306,000	160
Formosa Taffeta Co. Ltd.	168,000	159
Gigabyte Technology Co. Ltd.	124,000	158
ITE Technology Inc.	167,000	156
Parade Technologies Ltd.	17,000	151
Poya International Co. Ltd.	12,237	151
Depo Auto Parts Ind Co. Ltd.	45,000	150
Tripod Technology Corp.	73,000	149
* Sampo Corp.	295,000	149
Taiwan Fertilizer Co. Ltd.	106,000	148
Yageo Corp.	85,385	146
PChome Online Inc.	12,915	145
* Eva Airways Corp.	301,595	144
Wistron NeWeb Corp.	53,060	142
Topco Scientific Co. Ltd.	60,003	141
Chipbond Technology Corp.	102,000	139
* Epistar Corp.	180,044	139
Greatek Electronics Inc.	112,000	138
TSRC Corp.	155,925	137
* Taiwan Glass Industry Corp.	317,354	134
Taiwan Secom Co. Ltd.	45,675	134
Kinsus Interconnect Technology Corp.	62,000	134
Radiant Opto-Electronics Corp.	83,314	134
United Integrated Services Co. Ltd.	89,000	133
* Chin-Poon Industrial Co. Ltd.	59,000	130
Nan Kang Rubber Tire Co. Ltd.	144,493	128
Coretronic Corp.	134,250	127
Lealea Enterprise Co. Ltd.	470,000	125

Eternal Materials Co. Ltd.	117,914	123
King Slide Works Co. Ltd.	10,000	121
General Interface Solution Holding Ltd.	46,000	121
Sinbon Electronics Co. Ltd.	50,000	119
* Bizlink Holding Inc.	19,000	117
FLEXium Interconnect Inc.	43,531	116
King's Town Bank Co. Ltd.	157,000	115
* Asia Pacific Telecom Co. Ltd.	331,152	115
Transcend Information Inc.	38,000	114
Visual Photonics Epitaxy Co. Ltd.	87,000	109
Kuoyang Construction Co. Ltd.	293,000	109
Far Eastern Department Stores Ltd.	190,115	109
Huaku Development Co. Ltd.	65,000	109
* Pharmally International Holding Co. Ltd.	7,000	107
Dynapack International Technology Corp.	77,000	107
Syncmold Enterprise Corp.	65,000	106
Xxentria Technology Materials Corp.	44,000	105
* Taiwan Paiho Ltd.	34,000	104
Hu Lane Associate Inc.	23,000	103
Grape King Bio Ltd.	15,000	101
eMemory Technology Inc.	10,000	101
Formosa International Hotels Corp.	17,058	101
Voltronic Power Technology Corp.	6,300	100
Holtek Semiconductor Inc.	60,000	100
Ambassador Hotel	122,000	100
* Tainan Spinning Co. Ltd.	220,543	100
Advanced Ceramic X Corp.	18,000	99
Taichung Commercial Bank Co. Ltd.	339,385	98
TPK Holding Co. Ltd.	49,958	96
* Wei Chuan Foods Corp.	152,000	96
* Chaun-Choung Technology Corp.	20,000	95
Gigasolar Materials Corp.	6,400	92
International Games System Co. Ltd.	12,000	92
Sporton International Inc.	16,309	91
Elite Advanced Laser Corp.	23,040	91
Silergy Corp.	7,000	91
Getac Technology Corp.	120,000	90
Sitronix Technology Corp.	27,000	90
Far Eastern International Bank	301,529	88
Senao International Co. Ltd.	49,000	88
* Tyntek Corp.	194,000	87
Pihsiang Machinery Manufacturing Co. Ltd.	38,000	87
* China Petrochemical Development Corp.	361,350	86
Advanced Wireless Semiconductor Co.	46,000	86
Taiwan Shin Kong Security Co. Ltd.	65,650	86
YFY Inc.	287,000	85
* Cathay Real Estate Development Co. Ltd.	186,000	83
Feng Hsin Steel Co. Ltd.	63,000	83
Yungtay Engineering Co. Ltd.	59,000	83
Swancor Ind Co. Ltd.	22,000	82
Bank of Kaohsiung Co. Ltd.	279,549	80
Yeong Guan Energy Technology Group Co. Ltd.	15,000	79
Nan Ya Printed Circuit Board Corp.	89,000	79
Nanya Technology Corp.	66,324	78
* Orient Semiconductor Electronics Ltd.	176,000	78
* Ta Ya Electric Wire & Cable	528,000	77
President Securities Corp.	204,178	77

Grand Pacific Petrochemical	146,000	77
* Merry Electronics Co. Ltd.	26,850	77
Walsin Technology Corp.	71,325	76
* Evergreen Marine Corp. Taiwan Ltd.	195,940	76
* Li Cheng Enterprise Co. Ltd.	15,000	75
Gourmet Master Co. Ltd.	7,000	75
Everlight Electronics Co. Ltd.	46,000	75
TXC Corp.	55,000	75
Sino-American Silicon Products Inc.	67,000	73
Wan Hai Lines Ltd.	141,000	73
Asia Vital Components Co. Ltd.	90,000	72
* WT Microelectronics Co. Ltd.	52,904	72
Pan Jit International Inc.	142,000	71
* CMC Magnetics Corp.	575,021	71
D-Link Corp.	184,212	70
Primax Electronics Ltd.	51,000	70
Chimei Materials Technology Corp.	143,000	69
Lung Yen Life Service Corp.	38,000	69
Sunplus Technology Co. Ltd.	171,000	69
Test Research Inc.	51,000	67
Cheng Loong Corp.	185,000	65
Unimicron Technology Corp.	151,000	64
Shin Zu Shing Co. Ltd.	19,000	64
Unitech Printed Circuit Board Corp.	206,000	64
Capital Securities Corp.	232,000	63
Tung Ho Steel Enterprise Corp.	110,000	63
Pixart Imaging Inc.	27,000	63
Sigurd Microelectronics Corp.	87,000	63
Great Wall Enterprise Co. Ltd.	74,100	63
China Synthetic Rubber Corp.	86,110	62
Everlight Chemical Industrial Corp.	97,240	62
Kinik Co.	36,000	62
* XPEC Entertainment Inc.	19,124	62
Jih Sun Financial Holdings Co. Ltd.	274,450	61
Huang Hsiang Construction Corp.	55,000	60
China Steel Chemical Corp.	18,000	59
Systex Corp.	36,000	59
China Motor Corp.	78,000	59
Namchow Chemical Industrial Co. Ltd.	27,000	59
WUS Printed Circuit Co. Ltd.	82,000	59
* ALI Corp.	105,000	59
Shinkong Synthetic Fibers Corp.	217,000	58
* Mitac Holdings Corp.	67,000	58
China Bills Finance Corp.	150,000	57
Qisda Corp.	152,000	55
Firich Enterprises Co. Ltd.	27,168	55
Lien Hwa Industrial Corp.	82,160	55
* Elan Microelectronics Corp.	46,000	55
Cleanaway Co. Ltd.	10,000	54
* Sanyang Motor Co. Ltd.	80,000	54
* Zinwell Corp.	43,000	54
* Neo Solar Power Corp.	104,573	54
Etron Technology Inc.	127,000	53
OptoTech Corp.	134,000	53
Tong Hsing Electronic Industries Ltd.	14,000	52
Taiwan Hon Chuan Enterprise Co. Ltd.	35,772	52
* Kinpo Electronics	138,000	52

Ginko International Co. Ltd.	5,000	52
Cheng Uei Precision Industry Co. Ltd.	38,000	52
AmTRAN Technology Co. Ltd.	74,000	51
Basso Industry Corp.	16,200	51
TYC Brother Industrial Co. Ltd.	53,000	50
* Microbio Co. Ltd.	61,000	50
Sercomm Corp.	23,000	50
Taiwan Semiconductor Co. Ltd.	41,000	50
* Posiflex Technology Inc.	9,315	50
* Taiwan Styrene Monomer	93,450	49
Adlink Technology Inc.	24,168	49
* Chlitina Holding Ltd.	8,400	49
PharmaEngine Inc.	7,199	49
Jess-Link Products Co. Ltd.	57,000	49
Evergreen International Storage & Transport Corp.	118,000	49
Casetek Holdings Ltd.	12,000	48
Oriental Union Chemical Corp.	78,000	48
TA Chen Stainless Pipe	90,065	47
* E Ink Holdings Inc.	79,000	47
Flytech Technology Co. Ltd.	13,853	47
Prince Housing & Development Corp.	139,050	46
USI Corp.	114,000	46
Unizyx Holding Corp.	91,000	45
* Center Laboratories Inc.	20,900	45
Altek Corp.	61,600	44
Nan Liu Enterprise Co. Ltd.	9,000	44
Taiflex Scientific Co. Ltd.	40,000	44
Taiwan Cogeneration Corp.	58,000	44
Chung Hwa Pulp Corp.	152,421	44
San Shing Fastech Corp.	22,770	43
YungShin Global Holding Corp.	29,400	43
Taiwan PCB Techvest Co. Ltd.	46,000	43
Ardentec Corp.	64,261	42
Chong Hong Construction Co. Ltd.	23,152	42
Zeng Hsing Industrial Co. Ltd.	9,000	41
* Green Seal Holding Ltd.	8,800	41
* HannStar Display Corp.	235,265	40
Toung Loong Textile Manufacturing	14,000	39
* China Man-Made Fiber Corp.	159,000	39
Wowprime Corp.	8,665	39
Aten International Co. Ltd.	15,000	39
Ton Yi Industrial Corp.	86,000	38
* Solar Applied Materials Technology Co.	140,000	38
* Taigen Biopharmaceuticals Holdings Ltd.	38,872	38
Lextar Electronics Corp.	74,000	38
ScinoPharm Taiwan Ltd.	27,040	38
CHC Healthcare Group	24,268	38
Elitegroup Computer Systems Co. Ltd.	73,000	38
* Motech Industries Inc.	36,000	38
A-DATA Technology Co. Ltd.	26,190	37
* Ritek Corp.	296,000	37
Goldsun Building Materials Co. Ltd.	144,000	37
Lotes Co. Ltd.	14,000	37
* Gintech Energy Corp.	49,555	36
Soft-World International Corp.	16,000	36
Weltrend Semiconductor	52,000	36
* Yang Ming Marine Transport Corp.	156,000	36

* Medigen Biotechnology Corp.	14,000	36
AcBel Polytech Inc.	43,000	36
Farglory Land Development Co. Ltd.	33,000	36
U-Ming Marine Transport Corp.	48,000	35
ITEQ Corp.	33,000	35
UPC Technology Corp.	123,000	35
Taiwan Mask Corp.	129,000	35
Taiyen Biotech Co. Ltd.	36,000	35
* Asia Optical Co. Inc.	40,000	35
* Tatung Co. Ltd.	200,000	34
* Federal Corp.	75,110	33
* E-Ton Solar Tech Co. Ltd.	90,000	33
Darwin Precisions Corp.	73,000	32
Brogent Technologies Inc.	4,389	32
IEI Integration Corp.	24,380	31
Johnson Health Tech Co. Ltd.	21,105	31
Mercuries Life Insurance Co. Ltd.	61,053	31
Mercuries & Associates Holding Ltd.	51,000	31
* Continental Holdings Corp.	91,000	31
Faraday Technology Corp.	25,800	30
* Shining Building Business Co. Ltd.	88,660	30
MIN AIK Technology Co. Ltd.	23,000	29
Hung Sheng Construction Ltd.	57,000	29
Taiwan TEA Corp.	59,000	29
* CyberTAN Technology Inc.	44,000	29
Taiwan Fire & Marine Insurance Co. Ltd.	47,000	28
Formosan Rubber Group Inc.	59,000	28
Universal Cement Corp.	41,868	28
* TWi Pharmaceuticals Inc.	7,000	28
Radium Life Tech Co. Ltd.	87,393	28
Microlife Corp.	11,000	28
* Taiwan FamilyMart Co. Ltd.	4,000	26
Masterlink Securities Corp.	91,800	26
ACES Electronic Co. Ltd.	33,000	26
Kuo Toong International Co. Ltd.	35,851	26
Career Technology MFG. Co. Ltd.	46,000	26
Hung Poo Real Estate Development Corp.	31,000	26
* Ho Tung Chemical Corp.	111,300	26
* Vivotek Inc.	8,564	26
Lite-On Semiconductor Corp.	38,000	26
Taiwan Land Development Corp.	77,000	26
Wah Lee Industrial Corp.	17,000	25
Topkey Corp.	8,000	25
Elite Semiconductor Memory Technology Inc.	27,000	25
China Metal Products	24,000	25
FocalTech Systems Co. Ltd.	26,923	25
* AGV Products Corp.	96,000	25
* Gigastorage Corp.	34,000	25
Taiwan Acceptance Corp.	11,000	24
Kindom Construction Corp.	45,000	24
Jentech Precision Industrial Co. Ltd.	16,000	24
* Ichia Technologies Inc.	49,000	23
Test Rite International Co. Ltd.	37,000	23
Advanced International Multitech Co. Ltd.	35,000	23
Taiwan Surface Mounting Technology Corp.	26,250	22
* Long Bon International Co. Ltd.	44,000	22
* Lotus Pharmaceutical Co. Ltd.	11,000	22

Rechi Precision Co. Ltd.	25,000	22
Tong-Tai Machine & Tool Co. Ltd.	28,560	22
Chung-Hsin Electric & Machinery Manufacturing Corp.	37,000	21
* Taiwan Liposome Co. Ltd.	5,000	21
Unity Opto Technology Co. Ltd.	38,000	21
* Concord Securities Co. Ltd.	96,000	21
Sinyi Realty Inc.	21,630	19
GeoVision Inc.	9,680	19
* Li Peng Enterprise Co. Ltd.	75,600	19
Global Mixed Mode Technology Inc.	9,000	18
Rich Development Co. Ltd.	63,000	17
BES Engineering Corp.	99,000	17
KEE TAI Properties Co. Ltd.	41,000	16
* Genius Electronic Optical Co. Ltd.	8,714	16
* G Tech Optoelectronics Corp.	38,000	15
* Gold Circuit Electronics Ltd.	41,000	15
Yulon Nissan Motor Co. Ltd.	2,000	13
ENG Electric Co. Ltd.	3,307	2
Forest Water Environment Engineering Co. Ltd.	261	—
		126,020
Thailand (0.3%)
Kasikornbank PCL (Foreign)	268,187	1,540
* Airports of Thailand PCL	118,817	1,349
Advanced Info Service PCL (Foreign)	242,100	1,239
CP ALL PCL (Foreign)	734,300	1,093
Siam Commercial Bank PCL (Foreign)	227,900	1,041
PTT PCL (Foreign)	99,000	947
Siam Cement PCL (Foreign)	57,900	850
* PTT PCL	72,300	692
Central Pattana PCL	312,900	517
PTT Exploration & Production PCL (Foreign)	209,181	501
Bangkok Bank PCL (Foreign)	89,698	442
PTT Global Chemical PCL	239,715	421
* Bangkok Dusit Medical Services PCL	622,200	403
* BTS Rail Mass Transit Growth Infrastructure Fund	1,040,800	370
* OBI Pharma Inc.	23,000	355
* Siam Commercial Bank PCL (Local)	77,800	355
* True Corp. PCL	1,370,453	353
Minor International PCL (Foreign)	297,823	349
Krung Thai Bank PCL (Foreign)	687,175	344
* Indorama Ventures PCL	332,500	318
* Digital Telecommunications Infrastructure Fund	688,200	303
Charoen Pokphand Foods PCL (Foreign)	367,500	296
Thai Oil PCL (Foreign)	159,800	280
* Intouch Holdings PCL	160,600	277
Thai Union Frozen Products PCL (Foreign)	404,880	254
* Bangkok Expressway & Metro PCL	1,033,609	250
^ Intouch Holdings PCL	135,496	234
TMB Bank PCL	3,532,900	230
* Bumrungrad Hospital PCL	42,500	225
* Robinson Department Store PCL	112,700	214
IRPC PCL (Foreign)	1,491,200	213
Electricity Generating PCL (Foreign)	37,200	213
* Siam City Cement PCL (Local)	22,176	212
* Siam Global House PCL	470,659	210
* Charoen Pokphand Foods PCL	255,900	206
* Minor International PCL	172,260	202

	True Corp. PCL	775,201	199
*	Berli Jucker PCL	150,500	198
	Home Product Center PCL	677,598	197
*	PTG Energy PCL	242,700	196
*	Central Plaza Hotel PCL	162,200	193
*	Jasmine Broadband Internet Infrastructure Fund	559,400	191
	Group Lease PCL	149,700	185
*	CH Karnchang PCL	187,300	182
*	CP ALL PCL (Local)	121,500	181
*	PTT Exploration and Production PCL (Local)	72,800	175
*	Krungthai Card PCL	49,400	174
	Pruksa Real Estate PCL	210,700	166
	Berli Jucker PCL	124,850	164
	Bumrungrad Hospital PCL (Foreign)	30,900	164
	BTS Group Holdings PCL	604,800	163
*	Carabao Group PCL	91,600	163
*	PTT Global Chemical PCL	92,500	162
	TTW PCL	489,200	161
^	BEC World PCL (Foreign)	225,100	160
*	Land & Houses PCL	508,200	149
^	Total Access Communication PCL (Foreign)	145,300	135
*	KCE Electronics PCL	48,000	134
*,2	Star Petroleum Refining PCL	491,600	131
*	VGI Global Media PCL	652,900	118
	Delta Electronics Thailand PCL	56,600	116
	Bangkok Dusit Medical Services PCL	176,000	114
	Kiatnakin Bank PCL	74,800	113
	momo.com Inc.	16,000	109
*	Superblock PCL	2,021,200	107
*	Tipco Asphalt PCL	140,500	107
*	Delta Electronics Thailand PCL	51,800	106
*	Thanachart Capital PCL	88,900	104
*	U City PCL	90,412,494	104
*	Home Product Center PCL	317,600	92
*	Glow Energy PCL	37,300	92
^	Bangkok Expressway & Metro PCL	373,046	90
*	BTS Group Holdings PCL	332,800	90
*	Dynasty Ceramic PCL	696,900	86
*	Srisawad Power 1979 PCL	77,367	86
	Glow Energy PCL (Foreign)	32,700	81
*	Unique Engineering & Construction PCL	155,600	81
*	Chularat Hospital PCL	837,980	76
*,^	Thai Airways International PCL (Foreign)	104,374	76
*	Sino-Thai Engineering & Construction PCL	99,100	74
*	Esso Thailand PCL	408,900	70
*	Muangthai Leasing PCL	124,100	67
*	Thaicom PCL	103,800	66
*	Bangkok Airways Co. Ltd.	99,400	65
	Inter Far East Energy Corp.	351,100	63
*	Tisco Financial Group PCL	40,100	62
*	TICON Industrial Connection PCL	132,600	61
*	Bangkok Life Assurance PCL	50,940	60
*	Banpu PCL (Local)	131,700	60
*	Samart Corp. PCL	128,900	59
*	Thanachart Capital PCL	50,100	59
*	Bangkok Chain Hospital PCL	154,400	58
*	Italian-Thai Development PCL	284,200	54

*	Hana Microelectronics PCL	64,600	54
*	Bangkok Land PCL	1,219,100	53
*	Ratchaburi Electricity Generating Holding PCL (Local)	35,300	53
	Thoresen Thai Agencies PCL	185,052	49
*	CK Power PCL	529,000	47
*	Gunkul Engineering PCL	288,600	46
*	SPCG PCL	65,000	41
*	TPI Polene PCL	605,600	40
	Hana Microelectronics PCL (Foreign)	46,600	39
	LPN Development PCL	102,800	39
	Jasmine International PCL	233,400	38
*	WHA Corp. PCL	420,000	38
*	Quality Houses PCL	470,983	37
	Siam City Cement PCL (Foreign)	3,800	36
*	Major Cineplex Group PCL	33,800	33
*	Thai Vegetable Oil PCL	36,900	32
*	Cal-Comp Electronics Thailand PCL	387,330	31
	Banpu PCL	66,264	30
*	Sri Trang Agro-Industry PCL	78,200	28
*	Univentures PCL	143,400	25
*	Sansiri PCL (Local)	463,100	24
*	Total Access Communication PCL (Local)	25,400	24
*	Bangchak Petroleum PCL	24,500	24
*	Precious Shipping PCL	125,400	23
*	Supalai PCL	30,600	22
*,^	WHA Corp. PCL	210,509	19
*	Banpu PCL Warrants	66,264	19
*	IRPC PCL	129,200	18
*	Thai Reinsurance PCL	243,500	17
	CK Power PCL	179,860	16
*,^	Precious Shipping PCL	62,700	11
*	Indorama Ventures PCL Warrants Exp. 08/24/2017	33,250	4
*	Thoresen Thai Agencies PCL	13,200	4
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	3
*	Indorama Ventures Warrants Exp. 08/24/2018	25,576	2
*	VGI Global Media PCL Warrants	71,450	2
*	Group Lease PCL Warrants	15,877	1
*	WHA Corp. PCL Warrants Exp. 12/31/2019	5,106	1
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	—
*	Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	53,346	—
*	Samart Corp. PCL Warrants Exp. 02/11/2018	39,440	—
*	Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	2,960	—
*	Precious Shipping PCL Warrants	6,270	—
			25,070
Turkey (0.1%)
	Turkiye Garanti Bankasi AS	432,590	1,064
	Akbank TAS	392,878	1,015
	BIM Birlesik Magazalar AS	44,743	828
	Turkiye Is Bankasi	358,415	553
*	Turkcell Iletisim Hizmetleri AS	157,420	545
	Tupras Turkiye Petrol Rafinerileri AS	24,875	532
	KOC Holding AS	120,077	515
	Turkiye Halk Bankasi AS	184,225	486
	Haci Omer Sabanci Holding AS (Bearer)	159,095	476
	Eregli Demir ve Celik Fabrikalari TAS	274,084	417
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	397,961	356
	Turkiye Vakiflar Bankasi TAO	204,427	303

Anadolu Efes Biracilik Ve Malt Sanayii AS	41,074	278
Ford Otomotiv Sanayi AS	24,325	265
Arcelik AS	35,788	245
Ulker Biskuvi Sanayi AS	33,433	222
Enka Insaat ve Sanayi AS	142,649	210
* Turk Hava Yollari AO	112,114	195
* Yapi ve Kredi Bankasi AS	163,123	189
Tofas Turk Otomobil Fabrikasi AS	22,955	182
Petkim Petrokimya Holding AS	120,882	175
Turk Telekomunikasyon AS	83,613	169
Turkiye Sise ve Cam Fabrikalari AS	147,252	166
Aselsan Elektronik Sanayi Ve Ticaret AS	49,526	157
Coca-Cola Icecek AS	10,490	130
Soda Sanayii AS	88,901	122
TAV Havalimanlari Holding AS	32,203	118
Is Gayrimenkul Yatirim Ortakligi AS	194,637	108
* Vestel Elektronik Sanayi ve Ticaret AS	46,262	99
* Aksa Enerji Uretim AS Class B	123,798	93
* Aksigorta AS	132,563	89
Tekfen Holding AS	35,895	89
* Sekerbank TAS	205,730	84
Bizim Toptan Satis Magazalari AS	17,130	82
* Zorlu Enerji Elektrik Uretim AS	123,101	66
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	56
Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	52
Turkiye Sinai Kalkinma Bankasi AS	112,275	49
Aygaz AS	12,065	45
* Asya Katilim Bankasi AS	147,465	43
Turk Traktor ve Ziraat Makineleri AS	1,534	43
Cimsa Cimento Sanayi VE Ticaret AS	8,065	41
* Dogan Sirketler Grubu Holding AS	168,390	36
Aksa Akrilik Kimya Sanayii AS	11,842	31
* Koza Altin Isletmeleri AS	8,052	27
Dogus Otomotiv Servis ve Ticaret AS	7,386	26
Yazicilar Holding AS Class A	5,506	21
Trakya Cam Sanayii AS	21,506	18
* Pegasus Hava Tasimaciligi AS	4,428	17
* Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	17
* Vakif Gayrimenkul Yatirim Ortakligi AS	19,855	15
Albaraka Turk Katilim Bankasi AS	32,421	13
		11,173
United Arab Emirates (0.1%)
Emirates Telecommunications Group Co. PJSC	356,601	1,943
Emaar Properties PJSC	697,449	1,309
First Gulf Bank PJSC	216,264	711
Abu Dhabi Commercial Bank PJSC	364,999	676
DP World Ltd.	37,047	628
Aldar Properties PJSC	727,850	572
Dubai Islamic Bank PJSC	301,078	442
Emaar Malls Group PJSC	391,593	309
* Dubai Parks & Resorts PJSC	666,893	301
DAMAC Properties Dubai Co. PJSC	393,286	251
Union National Bank PJSC	199,193	246
Dubai Investments PJSC	414,619	241
* Arabtec Holding PJSC	386,155	155
Dubai Financial Market PJSC	426,230	154
Al Waha Capital PJSC	234,724	126

Aramex PJSC	106,323	116
Agthia Group PJSC	50,166	106
Air Arabia PJSC	256,371	101
Amanat Holdings PJSC	389,761	85
* Dana Gas PJSC	547,053	84
* Drake & Scull International PJSC	459,669	67
* Deyaar Development PJSC	361,379	59
National Central Cooling Co. PJSC	134,628	55
* Eshraq Properties Co. PJSC	184,450	38
* Union Properties PJSC	142,827	29
RAK Properties PJSC	168,932	28
		8,832
United Kingdom (6.3%)
HSBC Holdings plc	4,166,809	27,312
British American Tobacco plc	390,423	24,919
Royal Dutch Shell plc Class A	886,639	22,893
GlaxoSmithKline plc	1,015,429	22,678
BP plc	3,860,787	21,843
Royal Dutch Shell plc Class B	787,798	20,954
AstraZeneca plc	264,211	17,688
Vodafone Group plc	5,537,676	16,823
Diageo plc	527,009	15,102
Reckitt Benckiser Group plc	131,309	12,732
SABMiller plc	202,422	11,828
Unilever plc	252,502	11,813
Shire plc	182,553	11,793
National Grid plc	785,247	11,260
Imperial Brands plc	200,480	10,565
BT Group plc	1,741,170	9,513
Prudential plc	533,411	9,403
Lloyds Banking Group plc	13,329,914	9,376
Rio Tinto plc	250,565	8,131
Barclays plc	3,511,657	7,160
ARM Holdings plc	298,923	6,654
Compass Group plc	342,522	6,507
Glencore plc	2,437,990	6,017
WPP plc	264,536	5,936
BHP Billiton plc	444,172	5,600
CRH plc	178,729	5,436
RELX NV	253,016	4,804
BAE Systems plc	642,290	4,535
Standard Chartered plc	561,624	4,491
Aviva plc	854,501	4,400
SSE plc	206,188	4,139
Experian plc	195,423	3,823
Rolls-Royce Holdings plc	361,550	3,783
Centrica plc	1,135,382	3,621
* Tesco plc	1,673,038	3,450
Legal & General Group plc	1,259,199	3,425
Smith & Nephew plc	186,016	3,060
Anglo American plc	275,935	3,022
Randgold Resources Ltd.	24,954	2,937
Wolseley plc	50,709	2,827
Old Mutual plc	998,700	2,779
Land Securities Group plc	189,230	2,739
Sky plc	217,958	2,654
Associated British Foods plc	71,328	2,539

	London Stock Exchange Group plc	63,439	2,334
	ITV plc	865,595	2,244
	Next plc	33,124	2,202
	Bunzl plc	68,651	2,148
	Kingfisher plc	475,588	2,112
	Sage Group plc	213,180	2,010
	British Land Co. plc	223,057	1,980
	Pearson plc	166,952	1,951
	DCC plc	21,658	1,933
*	Paddy Power Betfair plc	16,560	1,924
	United Utilities Group plc	140,236	1,887
	Whitbread plc	36,505	1,864
	Carnival plc	37,813	1,819
*	Royal Bank of Scotland Group plc	688,079	1,751
	Burberry Group plc	99,144	1,730
	Capita plc	135,828	1,725
*	InterContinental Hotels Group plc	43,111	1,724
	Johnson Matthey plc	39,241	1,701
	Ashtead Group plc	106,623	1,688
	Standard Life plc	408,510	1,635
	3i Group plc	198,471	1,621
	Intertek Group plc	31,606	1,516
	Severn Trent plc	46,742	1,515
	Mondi plc	74,829	1,514
	Persimmon plc	65,599	1,465
	Taylor Wimpey plc	692,848	1,418
	GKN plc	361,255	1,383
	Marks & Spencer Group plc	324,025	1,370
	RSA Insurance Group plc	196,907	1,295
	Smiths Group plc	76,569	1,280
	Hammerson plc	171,489	1,266
	Direct Line Insurance Group plc	273,586	1,266
	St. James's Place plc	101,578	1,243
	Royal Mail plc	184,189	1,242
	Spirax-Sarco Engineering plc	22,784	1,200
	Admiral Group plc	40,770	1,167
	Barratt Developments plc	199,211	1,154
	Informa plc	121,877	1,151
	Wm Morrison Supermarkets plc	467,490	1,149
	International Consolidated Airlines Group SA (London Shares)	210,266	1,129
	Fresnillo plc	43,895	1,123
*	Croda International plc	25,367	1,115
	Mediclinic International plc	77,553	1,101
	IMI plc	76,973	1,092
	Micro Focus International plc	42,064	1,078
*,2	Worldpay Group plc	273,167	1,060
	Halma plc	76,299	1,058
	Provident Financial plc	29,017	1,041
	Hikma Pharmaceuticals plc	29,762	1,036
	Travis Perkins plc	50,089	1,034
	Aberdeen Asset Management plc	243,819	1,027
	Rentokil Initial plc	350,962	998
	TUI AG	75,309	980
2	Auto Trader Group plc	194,896	956
	DS Smith plc	183,894	954
	Tate & Lyle plc	99,550	953
	Inmarsat plc	91,123	942

	Meggitt plc	161,661	936
	Segro plc	159,174	933
	Rightmove plc	17,295	927
	Pennon Group plc	77,652	927
	Dixons Carphone plc	197,366	913
	Berkeley Group Holdings plc	25,437	902
	Weir Group plc	45,636	884
	Polymetal International plc	59,995	884
	IG Group Holdings plc	72,917	854
	Cobham plc	370,185	839
	Derwent London plc	22,133	832
2	Merlin Entertainments plc	131,849	825
	Hargreaves Lansdown plc	47,610	818
	J Sainsbury plc	275,699	818
	Investec plc	137,402	818
	Aggreko plc	47,567	810
	Intu Properties plc	203,283	806
	Schroders plc	23,227	805
	Shaftesbury plc	64,127	792
	G4S plc	318,776	785
	Hiscox Ltd.	55,690	780
	Coca-Cola HBC AG	37,392	773
	RPC Group plc	66,759	762
	Inchcape plc	84,810	756
	William Hill plc	178,300	754
	Bellway plc	26,449	733
	Babcock International Group plc	57,064	732
	Booker Group plc	311,763	718
	Howden Joinery Group plc	123,575	707
	Henderson Group plc	226,364	692
*	UBM plc	76,691	681
*	BTG plc	76,868	679
	BBA Aviation plc	214,525	675
	Greene King plc	59,088	635
	ICAP plc	106,069	623
*	Just Eat plc	86,306	613
	John Wood Group plc	69,418	607
*,^	CYBG plc	175,957	607
	Great Portland Estates plc	66,759	604
	Spectris plc	24,121	599
	Kier Group plc	40,979	582
	easyJet plc	42,285	582
	Capital & Counties Properties plc	148,928	573
	Man Group plc	363,639	558
	GVC Holdings plc	65,305	545
	Ultra Electronics Holdings plc	23,648	535
*	Beazley plc	100,763	528
	Berendsen plc	31,158	526
	Centamin plc	238,257	524
	Jupiter Fund Management plc	92,201	516
	Rotork plc	177,812	511
	Daily Mail & General Trust plc	53,295	506
	Phoenix Group Holdings	47,612	505
	Playtech plc	43,324	499
	New Europe Property Investments plc	41,641	498
	Cineworld Group plc	64,039	498
	Indivior plc	126,508	496

	Petrofac Ltd.	49,769	492
*	Tullow Oil plc	185,423	488
	Regus plc	119,226	482
	Close Brothers Group plc	28,775	480
	Antofagasta plc	71,557	474
	Amec Foster Wheeler plc	79,238	469
	Britvic plc	55,808	462
	Hays plc	291,704	459
	Intermediate Capital Group plc	59,986	454
	WH Smith plc	22,013	446
	Moneysupermarket.com Group plc	111,951	442
*	Domino's Pizza Group plc	79,662	418
	SSP Group plc	98,334	417
	HomeServe plc	55,447	410
	AA plc	124,516	408
	Drax Group plc	88,955	402
*	Balfour Beatty plc	136,460	400
	WS Atkins plc	21,067	390
	UDG Healthcare plc	50,283	387
	Electrocomponents plc	97,528	378
	National Express Group plc	83,942	375
	Greencore Group plc	85,749	372
*	Serco Group plc	228,867	363
	QinetiQ Group plc	120,994	359
	Home Retail Group plc	172,205	351
	Dignity plc	9,696	346
*	Firstgroup plc	259,520	344
	TalkTalk Telecom Group plc	112,065	340
	Ashmore Group plc	76,171	336
	Essentra plc	51,843	333
	UNITE Group plc	39,611	332
	Dechra Pharmaceuticals plc	18,825	332
	AVEVA Group plc	13,228	331
	Bovis Homes Group plc	30,538	331
	Computacenter plc	30,348	328
	Ladbrokes plc	176,641	324
	Synthomer plc	66,722	323
*	Cairn Energy plc	136,005	322
	Victrex plc	16,375	320
	Grafton Group plc	43,156	319
	Carillion plc	88,745	314
	Bodycote plc	40,530	314
	Lancashire Holdings Ltd.	39,009	310
	Tritax Big Box REIT plc	169,573	306
*,^	Ocado Group plc	86,295	305
	Pagegroup plc	66,953	300
	Renishaw plc	8,656	298
	Greggs plc	21,531	294
	Crest Nicholson Holdings plc	51,250	290
	Kennedy Wilson Europe Real Estate plc	22,020	290
	Marston's plc	151,725	285
	Big Yellow Group plc	30,420	285
	Genus plc	11,766	284
*	Vectura Group plc	142,776	282
	Diploma plc	24,800	280
	PZ Cussons plc	60,862	274
*	Thomas Cook Group plc	315,209	271

Elementis plc	91,803	268
Assura plc	339,243	264
2 Spire Healthcare Group plc	61,577	263
2 John Laing Group plc	87,456	260
Savills plc	28,052	259
Dunelm Group plc	22,807	256
Mitie Group plc	77,374	255
Fidessa Group plc	7,895	255
Entertainment One Ltd.	96,749	253
Senior plc	91,403	248
Grainger plc	86,141	248
Stagecoach Group plc	90,542	243
Premier Farnell plc	93,785	241
Pets at Home Group plc	74,763	241
Melrose Industries plc	26,376	239
Morgan Advanced Materials plc	63,382	229
Keller Group plc	16,785	226
JD Sports Fashion plc	13,450	224
Vesuvius plc	45,788	223
Go-Ahead Group plc	9,218	223
BGEO Group plc	6,126	222
SIG plc	158,243	221
Laird plc	56,735	220
Card Factory plc	54,269	220
* Hochschild Mining plc	61,466	218
Tullett Prebon plc	49,542	218
Acacia Mining plc	29,009	215
Dairy Crest Group plc	26,556	212
Safestore Holdings plc	43,113	211
* Sports Direct International plc	54,487	209
Halfords Group plc	42,204	196
Debenhams plc	263,423	195
Northgate plc	38,520	195
LondonMetric Property plc	90,776	194
Paragon Group of Cos. plc	53,651	194
Redefine International PLC	333,213	191
2 Sophos Group plc	57,862	190
* Evraz plc	82,987	188
De La Rue plc	22,159	185
Workspace Group plc	19,761	184
Telecom Plus plc	13,313	183
Galliford Try plc	13,953	181
JRP Group plc	125,886	177
KCOM Group plc	120,418	175
* Imagination Technologies Group plc	64,842	175
SuperGroup plc	8,302	174
Ted Baker plc	5,585	174
Restaurant Group plc	36,332	170
F&C Commercial Property Trust Ltd.	103,724	170
Brewin Dolphin Holdings plc	50,121	168
Devro plc	44,654	167
2 Zoopla Property Group plc	42,590	166
NMC Health plc	11,230	164
Redrow plc	36,404	163
Spirent Communications plc	135,839	162
* Allied Minds plc	32,860	162
Hansteen Holdings plc	112,916	160

2	Hastings Group Holdings Ltd.	62,465	157
*,2	Wizz Air Holdings plc	7,662	157
2	McCarthy & Stone plc	66,703	151
	Petra Diamonds Ltd.	92,525	146
	esure Group plc	42,145	146
*	SVG Capital plc	19,891	145
	Lonmin plc	45,159	142
	OM Asset Management plc	10,100	141
	J D Wetherspoon plc	12,487	141
	Vedanta Resources plc	18,036	137
	Picton Property Income Ltd.	146,811	133
	Polypipe Group plc	41,455	131
	Virgin Money Holdings UK plc	37,241	130
	Chesnara plc	31,183	129
	International Personal Finance plc	35,699	127
	UK Commercial Property Trust Ltd.	118,056	123
	Mitchells & Butlers plc	36,759	122
	RPS Group plc	46,163	115
2	Ibstock plc	56,313	113
	Hunting plc	20,638	112
	Stobart Group Ltd.	48,087	109
	St. Modwen Properties plc	28,439	106
	ITE Group plc	49,024	106
*,2	CMC Markets plc	28,615	105
	Interserve plc	26,828	105
	Lookers plc	73,386	103
	888 Holdings plc	33,538	100
	Xaar plc	14,941	98
*	Ophir Energy plc	108,688	98
	N Brown Group plc	41,889	96
	Helical plc	25,204	95
	Poundland Group plc	31,139	93
	Oxford Instruments plc	9,640	91
*	Enterprise Inns plc	77,242	90
	Countrywide plc	27,491	90
*	KAZ Minerals plc	37,455	78
*	Nostrum Oil & Gas plc	19,562	77
	Fenner plc	33,918	72
	Shanks Group plc	48,766	68
*	Premier Foods plc	98,103	65
	Foxtons Group plc	44,447	65
*,2	Shawbrook Group plc	25,907	65
	Schroder REIT Ltd.	87,915	64
	Chemring Group plc	34,601	63
*	Premier Oil plc	73,323	62
	Speedy Hire plc	134,596	61
	Daejan Holdings plc	813	61
*	Aldermore Group plc	32,589	60
	Soco International plc	29,740	59
*	Mothercare plc	31,304	57
*	AO World plc	25,742	50
	OneSavings Bank plc	17,280	47
*	Genel Energy plc	25,864	33
	Cape plc	13,478	33
*	Lamprell plc	34,894	32
*,^	Afren plc	141,140	3
			562,804

United States (53.1%)
Basic Materials (1.3%)
EI du Pont de Nemours & Co.	183,622	12,701
Dow Chemical Co.	232,446	12,475
Praxair Inc.	58,733	6,845
Air Products & Chemicals Inc.	43,729	6,534
Ecolab Inc.	54,317	6,430
LyondellBasell Industries NV Class A	75,972	5,718
PPG Industries Inc.	54,146	5,670
Newmont Mining Corp.	114,334	5,031
International Paper Co.	86,320	3,954
Freeport-McMoRan Inc.	264,291	3,425
Nucor Corp.	63,585	3,411
Alcoa Inc.	265,979	2,825
International Flavors & Fragrances Inc.	16,209	2,160
Eastman Chemical Co.	32,767	2,137
Celanese Corp. Class A	32,941	2,089
Mosaic Co.	72,650	1,961
Albemarle Corp.	22,935	1,930
RPM International Inc.	29,300	1,590
Avery Dennison Corp.	18,430	1,435
FMC Corp.	29,178	1,387
Ashland Inc.	11,929	1,351
CF Industries Holdings Inc.	52,655	1,299
Steel Dynamics Inc.	46,300	1,242
* Axalta Coating Systems Ltd.	42,624	1,217
HB Fuller Co.	24,000	1,117
WR Grace & Co.	14,400	1,078
Royal Gold Inc.	12,400	1,048
Reliance Steel & Aluminum Co.	13,100	1,028
CONSOL Energy Inc.	48,841	946
Scotts Miracle-Gro Co. Class A	11,739	866
Southern Copper Corp.	32,153	836
United States Steel Corp.	29,931	823
NewMarket Corp.	1,800	770
Olin Corp.	31,610	661
Sensient Technologies Corp.	8,500	627
PolyOne Corp.	17,200	603
Cabot Corp.	11,500	560
Hecla Mining Co.	84,112	546
Huntsman Corp.	34,000	526
Worthington Industries Inc.	11,400	505
Kaiser Aluminum Corp.	6,000	497
Axiall Corp.	15,000	490
Compass Minerals International Inc.	7,000	487
Domtar Corp.	12,300	484
US Silica Holdings Inc.	14,000	483
Minerals Technologies Inc.	7,200	470
Allegheny Technologies Inc.	25,443	453
* Stillwater Mining Co.	29,200	447
* GCP Applied Technologies Inc.	15,400	424
Balchem Corp.	6,500	415
* Chemtura Corp.	13,746	386
Westlake Chemical Corp.	7,900	361
Commercial Metals Co.	20,900	346
* AK Steel Holding Corp.	51,800	340
* Ingevity Corp.	8,639	331

* Cambrex Corp.	5,900	309
Chemours Co.	32,964	307
Carpenter Technology Corp.	7,200	283
* Clearwater Paper Corp.	4,200	264
* Platform Specialty Products Corp.	27,400	252
KapStone Paper and Packaging Corp.	16,800	240
Deltic Timber Corp.	3,400	234
* Kraton Performance Polymers Inc.	7,700	230
Stepan Co.	3,200	206
PH Glatfelter Co.	9,500	196
* Ferro Corp.	13,400	174
Rayonier Advanced Materials Inc.	12,300	169
Innospec Inc.	3,300	166
Calgon Carbon Corp.	11,300	156
A Schulman Inc.	4,200	123
Innophos Holdings Inc.	2,600	112
* Resolute Forest Products Inc.	19,700	109
Ferroglobe plc	10,400	97
* Koppers Holdings Inc.	1,900	60
* Century Aluminum Co.	7,800	59
Haynes International Inc.	1,500	57
Tredegar Corp.	2,700	48
* Veritiv Corp.	1,032	44
		117,666
Consumer Goods (5.6%)
Procter & Gamble Co.	552,775	47,312
Coca-Cola Co.	856,004	37,347
PepsiCo Inc.	305,507	33,276
Philip Morris International Inc.	326,849	32,770
Altria Group Inc.	408,736	27,671
Mondelez International Inc. Class A	327,631	14,409
Colgate-Palmolive Co.	189,095	14,074
NIKE Inc. Class B	225,950	12,540
Kraft Heinz Co.	124,573	10,762
Ford Motor Co.	801,520	10,147
Kimberly-Clark Corp.	76,924	9,966
Monsanto Co.	92,062	9,829
General Motors Co.	296,615	9,355
Reynolds American Inc.	175,329	8,777
General Mills Inc.	121,976	8,769
Johnson Controls Inc.	134,225	6,164
Activision Blizzard Inc.	144,477	5,802
Constellation Brands Inc. Class A	34,847	5,737
Archer-Daniels-Midland Co.	124,172	5,598
* Tesla Motors Inc.	23,518	5,522
* Electronic Arts Inc.	71,406	5,450
Newell Brands Inc.	102,907	5,399
* Monster Beverage Corp.	31,553	5,068
Tyson Foods Inc. Class A	63,036	4,639
VF Corp.	70,293	4,388
Stanley Black & Decker Inc.	34,556	4,205
ConAgra Foods Inc.	89,656	4,192
Estee Lauder Cos. Inc. Class A	44,300	4,115
Kellogg Co.	48,912	4,046
Delphi Automotive plc	58,379	3,959
Molson Coors Brewing Co. Class B	38,260	3,909
Dr Pepper Snapple Group Inc.	37,473	3,691

JM Smucker Co.	23,650	3,646
Hershey Co.	31,764	3,518
Mead Johnson Nutrition Co.	38,392	3,425
Clorox Co.	25,904	3,395
Genuine Parts Co.	31,334	3,204
Whirlpool Corp.	15,559	2,993
Hanesbrands Inc.	98,200	2,618
Church & Dwight Co. Inc.	26,556	2,609
Coach Inc.	59,310	2,557
* Mohawk Industries Inc.	12,225	2,554
Brown-Forman Corp. Class B	24,664	2,422
McCormick & Co. Inc.	23,642	2,417
Campbell Soup Co.	37,363	2,327
Mattel Inc.	68,304	2,280
* LKQ Corp.	65,664	2,258
Autoliv Inc.	21,310	2,255
DR Horton Inc.	68,191	2,242
Hormel Foods Corp.	56,750	2,120
* WhiteWave Foods Co. Class A	37,322	2,071
Harley-Davidson Inc.	37,608	1,990
* Coca-Cola European Partners plc	51,640	1,928
* Michael Kors Holdings Ltd.	36,700	1,898
Bunge Ltd.	28,756	1,893
Lennar Corp. Class A	40,343	1,888
Hasbro Inc.	23,229	1,887
Leggett & Platt Inc.	35,844	1,884
Snap-on Inc.	11,800	1,855
BorgWarner Inc.	54,911	1,822
Ingredion Inc.	12,900	1,719
Lear Corp.	14,771	1,676
PVH Corp.	15,788	1,596
* Under Armour Inc. Class A	39,400	1,555
* lululemon athletica Inc.	19,798	1,537
Goodyear Tire & Rubber Co.	53,209	1,526
* Tempur Sealy International Inc.	18,727	1,416
* Under Armour Inc.	37,061	1,323
* Herbalife Ltd.	19,400	1,319
Leucadia National Corp.	71,496	1,306
Harman International Industries Inc.	14,512	1,199
* TreeHouse Foods Inc.	11,431	1,180
* NVR Inc.	691	1,178
Ralph Lauren Corp. Class A	11,959	1,173
Polaris Industries Inc.	11,800	1,165
PulteGroup Inc.	54,596	1,156
* Middleby Corp.	9,600	1,156
* Post Holdings Inc.	13,172	1,142
* WABCO Holdings Inc.	11,300	1,133
Pinnacle Foods Inc.	21,568	1,083
* Hain Celestial Group Inc.	20,400	1,077
* Edgewell Personal Care Co.	11,760	995
Gentex Corp.	56,178	993
Brunswick Corp.	18,800	933
Snyder's-Lance Inc.	25,681	880
* Toll Brothers Inc.	31,372	879
Carter's Inc.	8,600	871
Flowers Foods Inc.	45,388	835
Pool Corp.	7,700	788

*	Tenneco Inc.	11,900	673
*	Vista Outdoor Inc.	13,262	664
	Thor Industries Inc.	8,400	643
*	Take-Two Interactive Software Inc.	15,800	635
	Spectrum Brands Holdings Inc.	4,923	634
	B&G Foods Inc.	12,100	624
*	Skechers U.S.A. Inc. Class A	25,800	620
	Energizer Holdings Inc.	11,960	616
	CalAtlantic Group Inc.	16,888	612
	Tupperware Brands Corp.	9,000	564
*	Darling Ingredients Inc.	35,700	563
	Lancaster Colony Corp.	4,300	559
*	Kate Spade & Co.	25,400	551
	Visteon Corp.	7,700	540
	Nu Skin Enterprises Inc. Class A	10,100	539
*	Helen of Troy Ltd.	5,300	528
	Wolverine World Wide Inc.	21,300	522
	HNI Corp.	9,300	485
*	Manitowoc Foodservice Inc.	26,300	482
*	Fitbit Inc. Class A	34,400	470
	Drew Industries Inc.	5,100	467
*	TRI Pointe Group Inc.	33,600	452
*	Zynga Inc. Class A	152,551	438
	Fresh Del Monte Produce Inc.	7,695	437
*	Steven Madden Ltd.	12,450	436
*	Deckers Outdoor Corp.	6,600	436
*	Blue Buffalo Pet Products Inc.	16,716	429
	Herman Miller Inc.	12,600	413
	WD-40 Co.	3,500	402
	Vector Group Ltd.	17,970	397
	Avon Products Inc.	93,025	379
	Cooper Tire & Rubber Co.	11,400	376
	Sanderson Farms Inc.	4,200	368
	Dana Holding Corp.	25,700	351
	Dean Foods Co.	17,950	331
*	Tumi Holdings Inc.	12,000	321
	La-Z-Boy Inc.	10,500	317
*	Meritage Homes Corp.	8,600	313
*	Dorman Products Inc.	4,900	312
^	Coty Inc. Class A	11,600	312
*	Boston Beer Co. Inc. Class A	1,700	311
	J&J Snack Foods Corp.	2,500	304
*	G-III Apparel Group Ltd.	7,400	296
*	Fossil Group Inc.	9,100	288
	Steelcase Inc. Class A	19,200	278
	Columbia Sportswear Co.	4,800	275
*	Gentherm Inc.	7,500	252
*	American Axle & Manufacturing Holdings Inc.	14,400	251
	Pilgrim's Pride Corp.	10,400	242
*	Seaboard Corp.	82	240
	Schweitzer-Mauduit International Inc.	6,300	238
^	Cal-Maine Foods Inc.	5,500	230
	Cosan Ltd.	32,600	218
*,^	GoPro Inc. Class A	17,103	216
	Universal Corp.	3,600	214
*	Cooper-Standard Holding Inc.	2,400	211
	KB Home	13,000	204

* Caesarstone Ltd.	5,400	202
* Select Comfort Corp.	8,400	200
* Wayfair Inc.	4,600	200
Briggs & Stratton Corp.	8,700	198
Interface Inc. Class A	10,600	189
Andersons Inc.	5,050	187
Callaway Golf Co.	16,997	182
* National Beverage Corp.	3,000	172
Superior Industries International Inc.	5,500	168
Knoll Inc.	6,300	159
* Adecoagro SA	14,300	157
Oxford Industries Inc.	2,700	154
* TiVo Inc.	14,181	149
Tootsie Roll Industries Inc.	3,972	147
Coca-Cola Bottling Co. Consolidated	1,000	142
Ethan Allen Interiors Inc.	4,100	142
* Crocs Inc.	12,400	140
MDC Holdings Inc.	5,300	140
* ACCO Brands Corp.	11,942	134
* USANA Health Sciences Inc.	700	96
Winnebago Industries Inc.	3,500	83
* Modine Manufacturing Co.	5,400	52
* Federal-Mogul Holdings Corp.	4,100	36
National Presto Industries Inc.	400	36
* Vera Bradley Inc.	1,800	26
		498,603
Consumer Services (7.1%)
* Amazon.com Inc.	79,548	60,362
Home Depot Inc.	262,760	36,324
Comcast Corp. Class A	506,015	34,029
Walt Disney Co.	342,087	32,823
Wal-Mart Stores Inc.	330,572	24,122
McDonald's Corp.	183,007	21,531
CVS Health Corp.	224,729	20,837
Starbucks Corp.	292,464	16,978
Lowe's Cos. Inc.	190,481	15,673
Costco Wholesale Corp.	92,234	15,423
Walgreens Boots Alliance Inc.	182,010	14,424
* Priceline Group Inc.	10,373	14,012
Time Warner Inc.	165,655	12,697
TJX Cos. Inc.	136,782	11,178
* Charter Communications Inc. Class A	44,904	10,547
Target Corp.	125,411	9,447
McKesson Corp.	47,230	9,189
* Netflix Inc.	85,049	7,761
Yum! Brands Inc.	84,316	7,540
* eBay Inc.	215,560	6,717
Kroger Co.	186,692	6,383
Twenty-First Century Fox Inc. Class A	219,238	5,840
* O'Reilly Automotive Inc.	20,001	5,813
Cardinal Health Inc.	68,665	5,740
Sysco Corp.	107,429	5,564
* AutoZone Inc.	6,636	5,401
Dollar General Corp.	56,681	5,370
Ross Stores Inc.	84,820	5,244
CBS Corp. Class B	90,474	4,725
* Dollar Tree Inc.	47,102	4,535

Las Vegas Sands Corp.	82,957	4,202
Omnicom Group Inc.	48,446	3,987
* Liberty Global plc	125,967	3,899
Nielsen Holdings plc	71,404	3,846
Carnival Corp.	80,740	3,772
Viacom Inc. Class B	75,204	3,419
L Brands Inc.	45,338	3,350
* Ulta Salon Cosmetics & Fragrance Inc.	12,500	3,265
AmerisourceBergen Corp. Class A	38,054	3,242
Expedia Inc.	26,074	3,042
Marriott International Inc. Class A	41,038	2,942
Starwood Hotels & Resorts Worldwide Inc.	35,227	2,750
Twenty-First Century Fox Inc.	101,713	2,749
* CarMax Inc.	44,972	2,620
* Chipotle Mexican Grill Inc. Class A	6,119	2,594
Hilton Worldwide Holdings Inc.	111,269	2,580
Advance Auto Parts Inc.	15,000	2,548
* Liberty Interactive Corp. QVC Group Class A	91,847	2,462
* DISH Network Corp. Class A	45,310	2,420
* Sirius XM Holdings Inc.	510,940	2,243
Macy's Inc.	62,420	2,236
Royal Caribbean Cruises Ltd.	30,807	2,232
* MGM Resorts International	90,910	2,180
Tractor Supply Co.	22,600	2,071
Wynn Resorts Ltd.	21,045	2,061
Darden Restaurants Inc.	33,248	2,047
Interpublic Group of Cos. Inc.	85,807	1,979
Best Buy Co. Inc.	57,972	1,948
* Liberty Global plc Class A	60,694	1,925
Delta Air Lines Inc.	49,465	1,917
Whole Foods Market Inc.	60,928	1,857
Wyndham Worldwide Corp.	24,198	1,719
Kohl's Corp.	40,668	1,691
Foot Locker Inc.	27,733	1,653
Service Corp. International	58,700	1,627
Tiffany & Co.	25,051	1,616
Aramark	44,288	1,588
Southwest Airlines Co.	41,260	1,527
Bed Bath & Beyond Inc.	32,800	1,474
* Discovery Communications Inc.	59,447	1,459
* TripAdvisor Inc.	20,468	1,432
Staples Inc.	151,501	1,407
Nordstrom Inc.	31,695	1,402
Signet Jewelers Ltd.	15,900	1,398
* Norwegian Cruise Line Holdings Ltd.	32,487	1,384
Domino's Pizza Inc.	9,200	1,355
* Liberty SiriusXM Group	38,274	1,349
* DreamWorks Animation SKG Inc. Class A	32,859	1,346
KAR Auction Services Inc.	30,104	1,288
FactSet Research Systems Inc.	7,300	1,255
Gap Inc.	46,009	1,187
H&R Block Inc.	47,442	1,129
Six Flags Entertainment Corp.	19,500	1,100
Vail Resorts Inc.	7,600	1,087
* Burlington Stores Inc.	14,062	1,076
* Rite Aid Corp.	152,800	1,070
* Copart Inc.	21,100	1,064

Casey's General Stores Inc.	7,900	1,055
* Panera Bread Co. Class A	4,800	1,053
American Airlines Group Inc.	29,566	1,050
* ServiceMaster Global Holdings Inc.	27,298	1,033
* VCA Inc.	14,000	999
Sabre Corp.	33,854	987
* United Continental Holdings Inc.	21,000	985
Dun & Bradstreet Corp.	7,430	960
* Live Nation Entertainment Inc.	33,800	927
Scripps Networks Interactive Inc. Class A	13,965	923
TEGNA Inc.	41,777	915
* Hertz Global Holdings Inc.	17,281	841
* Sally Beauty Holdings Inc.	28,400	833
* Liberty SiriusXM Group	23,087	825
News Corp. Class A	63,370	822
New York Times Co. Class A	60,400	784
MercadoLibre Inc.	5,100	781
Cinemark Holdings Inc.	20,700	778
Dick's Sporting Goods Inc.	15,100	774
Williams-Sonoma Inc.	14,100	763
* Sprouts Farmers Market Inc.	31,694	733
AMERCO	1,846	730
* AutoNation Inc.	13,466	718
Tribune Media Co. Class A	19,200	711
* Avis Budget Group Inc.	19,000	698
CST Brands Inc.	15,423	690
* Madison Square Garden Co. Class A	3,733	682
Cracker Barrel Old Country Store Inc.	4,300	677
* Buffalo Wild Wings Inc.	4,000	672
* AMC Networks Inc. Class A	12,134	672
Graham Holdings Co. Class B	1,319	664
* United Natural Foods Inc.	13,041	652
American Eagle Outfitters Inc.	36,143	648
* JC Penney Co. Inc.	67,034	648
GameStop Corp. Class A	20,916	647
Dunkin' Brands Group Inc.	13,618	617
* Murphy USA Inc.	7,830	600
PriceSmart Inc.	7,500	584
Hillenbrand Inc.	17,700	573
Brinker International Inc.	12,000	566
Rollins Inc.	20,050	565
International Game Technology plc	26,978	564
* Michaels Cos. Inc.	21,267	561
Jack in the Box Inc.	6,300	557
* Bright Horizons Family Solutions Inc.	8,154	547
* Pandora Media Inc.	40,000	544
Dolby Laboratories Inc. Class A	10,800	543
* Urban Outfitters Inc.	17,917	536
* Discovery Communications Inc. Class A	21,241	533
Big Lots Inc.	10,000	532
Cable One Inc.	992	520
* Starz	16,987	513
Texas Roadhouse Inc. Class A	10,800	510
* Beacon Roofing Supply Inc.	10,798	508
John Wiley & Sons Inc. Class A	8,700	502
* JetBlue Airways Corp.	26,836	492
* Yelp Inc. Class A	15,200	489

* GrubHub Inc.	12,800	485
* Five Below Inc.	9,500	485
News Corp. Class B	33,640	452
Alaska Air Group Inc.	6,700	450
* Cabela's Inc.	8,700	449
* WebMD Health Corp.	7,300	445
Core-Mark Holding Co. Inc.	9,000	441
Cheesecake Factory Inc.	8,400	435
Penske Automotive Group Inc.	10,900	432
Meredith Corp.	7,900	430
* Houghton Mifflin Harcourt Co.	24,100	408
Papa John's International Inc.	5,500	407
Wendy's Co.	42,028	406
Lions Gate Entertainment Corp.	20,185	403
Bloomin' Brands Inc.	22,435	403
Interval Leisure Group Inc.	22,338	402
Sinclair Broadcast Group Inc. Class A	14,400	401
Abercrombie & Fitch Co.	19,196	398
HSN Inc.	7,600	389
DeVry Education Group Inc.	17,316	386
Lithia Motors Inc. Class A	4,400	380
Sotheby's	11,700	379
* Groupon Inc. Class A	78,300	377
Monro Muffler Brake Inc.	6,000	376
* Media General Inc.	21,051	370
^ Regal Entertainment Group Class A	15,700	369
Chemed Corp.	2,500	368
* Grand Canyon Education Inc.	8,700	366
* Office Depot Inc.	104,867	363
* Shutterfly Inc.	6,800	362
Matthews International Corp. Class A	5,919	356
Churchill Downs Inc.	2,700	354
* Liberty Global PLC LiLAC	9,819	344
DSW Inc. Class A	14,020	340
Nexstar Broadcasting Group Inc. Class A	6,600	334
* Acxiom Corp.	14,400	330
* Liberty TripAdvisor Holdings Inc. Class A	13,867	328
Aaron's Inc.	13,400	321
* Scientific Games Corp. Class A	29,833	318
* Belmond Ltd. Class A	26,800	308
* Boyd Gaming Corp.	15,700	308
Gannett Co. Inc.	23,988	306
Group 1 Automotive Inc.	4,900	305
* Ascena Retail Group Inc.	36,762	299
Dillard's Inc. Class A	4,400	298
* Diamond Resorts International Inc.	9,700	293
* Diplomat Pharmacy Inc.	8,136	292
* Genesco Inc.	4,200	292
Time Inc.	17,802	291
Sonic Corp.	10,700	288
Marriott Vacations Worldwide Corp.	3,763	287
GNC Holdings Inc. Class A	13,900	284
* Hyatt Hotels Corp. Class A	5,549	280
* Asbury Automotive Group Inc.	4,600	280
DineEquity Inc.	3,400	277
* Dave & Buster's Entertainment Inc.	6,200	276
Choice Hotels International Inc.	5,600	270

	Scholastic Corp.	6,500	267
	Chico's FAS Inc.	21,500	258
*	comScore Inc.	9,866	256
	Morningstar Inc.	2,800	237
	SpartanNash Co.	7,500	236
*	Apollo Education Group Inc.	26,175	235
*	SUPERVALU Inc.	47,097	230
	Children's Place Inc.	2,700	226
	SeaWorld Entertainment Inc.	14,500	223
	Finish Line Inc. Class A	10,200	222
*	Stamps.com Inc.	2,900	220
*	EW Scripps Co. Class A	12,500	212
	Cato Corp. Class A	5,900	211
*	Express Inc.	14,100	211
*	Herc Holdings Inc.	5,760	204
	Extended Stay America Inc.	14,315	203
	Bob Evans Farms Inc.	5,500	202
	Weis Markets Inc.	3,900	201
*	Popeyes Louisiana Kitchen Inc.	3,500	200
	Caleres Inc.	7,300	192
*	SolarCity Corp.	6,900	184
	Guess? Inc.	12,400	183
	ClubCorp Holdings Inc.	12,500	181
*	Restoration Hardware Holdings Inc.	5,700	176
*	Spirit Airlines Inc.	4,100	175
*	La Quinta Holdings Inc.	14,106	174
	Barnes & Noble Inc.	13,300	174
*	Vitamin Shoppe Inc.	5,800	170
*	Liberty Media Group	7,368	165
	Tailored Brands Inc.	11,000	161
	Capella Education Co.	2,500	150
*	Virgin America Inc.	2,600	145
	International Speedway Corp. Class A	4,200	142
*	MSG Networks Inc.	8,800	141
*	Francesca's Holdings Corp.	11,100	141
*	Arcos Dorados Holdings Inc. Class A	24,600	135
	Copa Holdings SA Class A	2,000	134
*	Fiesta Restaurant Group Inc.	5,900	132
*	FTD Cos. Inc.	5,200	132
*	Liberty Media Group Class A	5,771	131
	Allegiant Travel Co. Class A	1,000	130
*	Strayer Education Inc.	2,800	128
*	Regis Corp.	9,500	128
*	Penn National Gaming Inc.	8,300	125
	National CineMedia Inc.	7,800	121
*	Red Robin Gourmet Burgers Inc.	2,500	121
	Buckle Inc.	4,400	120
*	BJ's Restaurants Inc.	3,100	120
	New Media Investment Group Inc.	6,698	118
*	Hibbett Sports Inc.	3,300	115
*	Pinnacle Entertainment Inc.	10,200	111
*	Hawaiian Holdings Inc.	2,300	105
*	Rush Enterprises Inc. Class A	4,400	101
*	Mattress Firm Holding Corp.	3,300	98
*	Biglari Holdings Inc.	225	93
*,^	Sears Holdings Corp.	5,794	89
*	Liberty Braves Group	5,418	87

Fred's Inc. Class A	5,400	86
* Liberty Global PLC LiLAC Class A	2,490	86
Sonic Automotive Inc. Class A	4,700	85
Rent-A-Center Inc.	7,500	81
* Caesars Entertainment Corp.	11,200	77
Pier 1 Imports Inc.	15,000	77
* Bankrate Inc.	8,600	69
* Weight Watchers International Inc.	5,700	68
* Lumber Liquidators Holdings Inc.	4,000	60
* TrueCar Inc.	6,400	60
* Zumiez Inc.	3,200	54
* Barnes & Noble Education Inc.	4,424	51
* RetailMeNot Inc.	4,700	39
* Lands' End Inc.	2,691	38
* Liberty Braves Group Class A	2,308	38
* Conn's Inc.	4,000	28
Speedway Motorsports Inc.	1,200	21
		627,559
Financials (9.9%)
Wells Fargo & Co.	1,068,011	51,232
JPMorgan Chase & Co.	780,138	49,905
* Berkshire Hathaway Inc. Class B	241,993	34,912
Visa Inc. Class A	400,841	31,286
Bank of America Corp.	2,149,559	31,147
Citigroup Inc.	615,695	26,974
* Berkshire Hathaway Inc. Class A	98	21,168
MasterCard Inc. Class A	203,050	19,338
US Bancorp	360,803	15,215
Simon Property Group Inc.	64,432	14,629
Goldman Sachs Group Inc.	81,081	12,876
American International Group Inc.	232,680	12,667
Chubb Ltd.	95,178	11,922
American Express Co.	175,952	11,342
American Tower Corporation	88,866	10,288
BlackRock Inc.	26,166	9,583
Bank of New York Mellon Corp.	224,824	8,858
PNC Financial Services Group Inc.	104,289	8,619
Morgan Stanley	296,816	8,528
MetLife Inc.	186,038	7,951
Public Storage	30,183	7,211
Travelers Cos. Inc.	61,469	7,144
Marsh & McLennan Cos. Inc.	106,525	7,004
Prudential Financial Inc.	92,543	6,968
CME Group Inc.	65,509	6,698
S&P Global Inc.	54,627	6,675
Crown Castle International Corp.	68,488	6,645
Charles Schwab Corp.	231,586	6,582
Intercontinental Exchange Inc.	24,748	6,538
Capital One Financial Corp.	95,041	6,375
Welltower Inc.	77,684	6,163
Aflac Inc.	84,893	6,136
BB&T Corp.	164,558	6,067
Prologis Inc.	106,953	5,828
Aon plc	54,257	5,809
State Street Corp.	83,839	5,515
Equinix Inc.	14,203	5,296
Ventas Inc.	68,861	5,244

Allstate Corp.	76,675	5,239
AvalonBay Communities Inc.	28,165	5,229
Equity Residential	74,797	5,085
Weyerhaeuser Co.	153,857	5,034
Discover Financial Services	88,277	5,018
* Synchrony Financial	173,101	4,826
Boston Properties Inc.	31,901	4,534
Moody's Corp.	42,403	4,495
SunTrust Banks Inc.	101,626	4,298
Realty Income Corp.	53,475	3,822
Vornado Realty Trust	35,349	3,796
HCP Inc.	96,127	3,771
T. Rowe Price Group Inc.	51,708	3,655
Progressive Corp.	109,817	3,570
Willis Towers Watson plc	28,191	3,485
Hartford Financial Services Group Inc.	86,788	3,458
M&T Bank Corp.	30,129	3,452
Digital Realty Trust Inc.	32,611	3,407
Ameriprise Financial Inc.	35,488	3,401
General Growth Properties Inc.	103,843	3,318
Northern Trust Corp.	47,621	3,219
Equifax Inc.	24,297	3,218
Essex Property Trust Inc.	13,418	3,138
Fifth Third Bancorp	159,240	3,022
Principal Financial Group Inc.	63,725	2,971
Host Hotels & Resorts Inc.	163,908	2,908
Franklin Resources Inc.	79,796	2,888
* IHS Markit Ltd.	79,587	2,765
Macerich Co.	30,946	2,762
Invesco Ltd.	91,848	2,680
Lincoln National Corp.	60,838	2,657
Kimco Realty Corp.	81,526	2,617
Loews Corp.	62,787	2,595
FNF Group	67,502	2,543
* Markel Corp.	2,545	2,415
Citizens Financial Group Inc.	105,989	2,367
Regions Financial Corp.	257,966	2,366
SL Green Realty Corp.	19,859	2,340
Federal Realty Investment Trust	13,550	2,299
Extra Space Storage Inc.	26,000	2,236
Annaly Capital Management Inc.	201,885	2,217
Comerica Inc.	48,238	2,182
Kilroy Realty Corp.	29,790	2,181
Western Union Co.	108,574	2,171
Cincinnati Financial Corp.	28,471	2,127
KeyCorp	181,342	2,122
UDR Inc.	56,687	2,110
VEREIT Inc.	190,678	2,109
Iron Mountain Inc.	50,674	2,088
First Republic Bank	28,897	2,071
* XL Group Ltd.	58,720	2,032
Duke Realty Corp.	67,952	1,956
Nasdaq Inc.	27,100	1,918
Arthur J Gallagher & Co.	35,942	1,768
* Alleghany Corp.	3,247	1,765
Camden Property Trust	19,448	1,742
Ally Financial Inc.	96,443	1,740

MSCI Inc. Class A	20,100	1,729
New York Community Bancorp Inc.	117,186	1,693
* CBRE Group Inc. Class A	56,998	1,622
Mid-America Apartment Communities Inc.	15,244	1,616
Everest Re Group Ltd.	8,546	1,615
* Arch Capital Group Ltd.	22,010	1,599
* Affiliated Managers Group Inc.	10,883	1,597
Unum Group	47,303	1,580
Alexandria Real Estate Equities Inc.	13,871	1,558
National Retail Properties Inc.	29,105	1,547
Sun Communities Inc.	19,300	1,528
Regency Centers Corp.	17,986	1,528
Huntington Bancshares Inc.	159,181	1,512
Apartment Investment & Management Co.	31,557	1,451
Torchmark Corp.	23,425	1,449
American Campus Communities Inc.	26,400	1,427
* E*TRADE Financial Corp.	56,800	1,425
CIT Group Inc.	40,833	1,411
Navient Corp.	96,283	1,367
Brixmor Property Group Inc.	48,066	1,365
WP Carey Inc.	18,443	1,340
Spirit Realty Capital Inc.	95,599	1,307
American Capital Agency Corp.	66,494	1,303
Brown & Brown Inc.	35,508	1,302
TD Ameritrade Holding Corp.	42,231	1,282
* Signature Bank	10,400	1,250
Reinsurance Group of America Inc. Class A	12,300	1,221
Raymond James Financial Inc.	21,900	1,202
DDR Corp.	60,500	1,194
Corporate Office Properties Trust	39,294	1,177
WR Berkley Corp.	20,076	1,168
Equity LifeStyle Properties Inc.	14,200	1,168
Highwoods Properties Inc.	20,900	1,165
Weingarten Realty Investors	26,200	1,132
Gaming and Leisure Properties Inc.	31,559	1,131
CBOE Holdings Inc.	16,400	1,128
Omega Healthcare Investors Inc.	32,659	1,127
Zions Bancorporation	40,296	1,123
Liberty Property Trust	27,098	1,121
Post Properties Inc.	17,540	1,115
PacWest Bancorp	26,969	1,115
Voya Financial Inc.	43,181	1,107
Eaton Vance Corp.	29,200	1,104
SEI Investments Co.	24,217	1,090
Forest City Realty Trust Inc. Class A	45,946	1,087
Acadia Realty Trust	28,700	1,081
American Financial Group Inc.	14,700	1,075
Assurant Inc.	12,638	1,049
Lamar Advertising Co. Class A	15,427	1,047
* SVB Financial Group	10,360	1,040
ProAssurance Corp.	20,104	1,039
Senior Housing Properties Trust	46,603	1,035
MarketAxess Holdings Inc.	6,400	1,035
Starwood Property Trust Inc.	46,805	1,020
East West Bancorp Inc.	29,800	1,020
Legg Mason Inc.	29,715	1,014
Douglas Emmett Inc.	25,700	978

Healthcare Trust of America Inc. Class A	28,646	975
CubeSmart	32,800	974
Jones Lang LaSalle Inc.	8,900	974
* Howard Hughes Corp.	8,100	968
Communications Sales & Leasing Inc.	31,068	966
* Liberty Ventures Class A	25,553	964
STORE Capital Corp.	30,781	960
EPR Properties	11,400	958
RenaissanceRe Holdings Ltd.	8,131	956
Taubman Centers Inc.	11,613	940
Sovran Self Storage Inc.	9,107	932
Axis Capital Holdings Ltd.	16,262	904
Hospitality Properties Trust	27,968	892
BGC Partners Inc. Class A	100,584	892
Assured Guaranty Ltd.	33,300	892
First American Financial Corp.	21,200	886
People's United Financial Inc.	58,224	883
Endurance Specialty Holdings Ltd.	12,938	875
EastGroup Properties Inc.	11,800	869
* Realogy Holdings Corp.	27,990	867
Old Republic International Corp.	44,367	860
Tanger Factory Outlet Centers Inc.	20,500	856
Medical Properties Trust Inc.	54,332	853
American Homes 4 Rent Class A	39,220	851
CyrusOne Inc.	15,487	849
Valley National Bancorp	91,584	831
Commerce Bancshares Inc.	17,442	825
Gramercy Property Trust	81,790	817
Retail Properties of America Inc.	44,600	786
FirstMerit Corp.	36,958	785
Synovus Financial Corp.	25,185	767
Hudson Pacific Properties Inc.	22,631	765
Washington REIT	22,200	761
DCT Industrial Trust Inc.	15,125	760
TCF Financial Corp.	55,376	753
* Hilltop Holdings Inc.	34,288	747
Allied World Assurance Co. Holdings AG	18,000	738
Lazard Ltd. Class A	20,400	729
* SLM Corp.	100,883	725
Investors Bancorp Inc.	63,531	722
Ramco-Gershenson Properties Trust	36,000	714
Cullen/Frost Bankers Inc.	10,300	699
Tompkins Financial Corp.	9,563	696
BOK Financial Corp.	10,600	691
PrivateBancorp Inc.	15,600	690
Corrections Corp. of America	21,507	689
CNO Financial Group Inc.	39,500	686
Kite Realty Group Trust	22,500	684
* Equity Commonwealth	22,700	681
Apple Hospitality REIT Inc.	33,300	678
Bank of the Ozarks Inc.	18,550	668
Validus Holdings Ltd.	13,465	666
Rayonier Inc.	24,400	664
First Niagara Financial Group Inc.	65,100	663
Mack-Cali Realty Corp.	23,400	660
First Industrial Realty Trust Inc.	22,351	659
Healthcare Realty Trust Inc.	18,100	654

Hanover Insurance Group Inc.	7,900	650
Prosperity Bancshares Inc.	12,700	649
LTC Properties Inc.	12,100	648
DuPont Fabros Technology Inc.	13,500	646
National Health Investors Inc.	8,200	644
Two Harbors Investment Corp.	73,200	640
Navigators Group Inc.	6,800	637
New Residential Investment Corp.	46,359	634
LaSalle Hotel Properties	23,000	634
Hancock Holding Co.	21,800	632
Education Realty Trust Inc.	13,017	627
Webster Financial Corp.	17,300	622
First Horizon National Corp.	42,281	616
Popular Inc.	18,098	610
Outfront Media Inc.	26,015	605
Umpqua Holdings Corp.	39,733	605
Mercury General Corp.	10,755	595
Physicians Realty Trust	27,396	595
Columbia Property Trust Inc.	24,400	593
RLJ Lodging Trust	24,700	586
Chimera Investment Corp.	34,320	576
Brandywine Realty Trust	34,064	575
Sunstone Hotel Investors Inc.	43,089	573
Saul Centers Inc.	8,432	566
Janus Capital Group Inc.	36,642	553
Ryman Hospitality Properties Inc.	9,737	548
Universal Health Realty Income Trust	9,117	544
* Western Alliance Bancorp	15,800	538
Retail Opportunity Investments Corp.	23,400	534
Equity One Inc.	15,860	528
Aspen Insurance Holdings Ltd.	11,400	524
Government Properties Income Trust	21,719	518
IBERIABANK Corp.	8,290	518
CBL & Associates Properties Inc.	42,100	517
BankUnited Inc.	17,201	516
* Liberty Broadband Corp.	8,150	516
* Zillow Group Inc.	13,061	513
Bank of Hawaii Corp.	7,400	510
MFA Financial Inc.	67,500	508
Piedmont Office Realty Trust Inc. Class A	23,000	505
Blackstone Mortgage Trust Inc. Class A	17,301	502
Radian Group Inc.	38,900	502
Federated Investors Inc. Class B	15,779	498
Wintrust Financial Corp.	9,400	496
Associated Banc-Corp	26,600	495
Care Capital Properties Inc.	16,715	494
Home BancShares Inc.	23,600	493
Primerica Inc.	9,500	489
Westamerica Bancorporation	10,400	489
CoreSite Realty Corp.	5,900	487
QTS Realty Trust Inc. Class A	8,500	487
FNB Corp.	40,675	486
* Zillow Group Inc. Class A	12,231	482
* MGIC Investment Corp.	67,000	482
Paramount Group Inc.	27,300	481
* Liberty Broadband Corp. Class A	7,646	480
NorthStar Realty Finance Corp.	35,445	475

	Lexington Realty Trust	43,500	473
	NorthStar Asset Management Group Inc.	39,748	471
	Brookline Bancorp Inc.	41,363	471
	UMB Financial Corp.	8,500	471
*	Texas Capital Bancshares Inc.	9,600	466
	Urban Edge Properties	15,574	466
	RLI Corp.	6,800	464
	Pinnacle Financial Partners Inc.	8,667	460
	MB Financial Inc.	11,900	457
	Fulton Financial Corp.	33,300	455
	GEO Group Inc.	13,132	454
	Sterling Bancorp	26,900	454
	United Bankshares Inc.	11,802	452
*	Stifel Financial Corp.	12,600	445
	Pebblebrook Hotel Trust	14,960	444
	Invesco Mortgage Capital Inc.	30,400	438
	Cathay General Bancorp	14,600	438
	First Financial Bankshares Inc.	12,800	437
	American Equity Investment Life Holding Co.	27,176	433
*	HRG Group Inc.	29,025	432
	Selective Insurance Group Inc.	11,000	431
	DiamondRock Hospitality Co.	43,400	426
	WP Glimcher Inc.	33,371	423
	Safety Insurance Group Inc.	6,468	412
	BBCN Bancorp Inc.	26,754	411
	Argo Group International Holdings Ltd.	7,855	408
	Colony Capital Inc. Class A	22,764	405
	Kennedy-Wilson Holdings Inc.	19,200	404
	Evercore Partners Inc. Class A	7,800	395
	Xenia Hotels & Resorts Inc.	21,800	392
	Columbia Banking System Inc.	12,700	385
	BancorpSouth Inc.	16,100	383
	LPL Financial Holdings Inc.	14,100	380
	Four Corners Property Trust Inc.	17,498	380
	Cousins Properties Inc.	35,290	375
	Great Western Bancorp Inc.	11,300	375
	Interactive Brokers Group Inc.	10,700	373
*	Enstar Group Ltd.	2,132	355
	Empire State Realty Trust Inc.	16,811	353
	Glacier Bancorp Inc.	12,700	350
*	Blackhawk Network Holdings Inc.	10,008	348
	STAG Industrial Inc.	13,708	348
	Washington Federal Inc.	13,900	347
	Capitol Federal Financial Inc.	24,500	347
	PS Business Parks Inc.	3,100	344
	Alexander & Baldwin Inc.	8,700	343
	South State Corp.	4,700	343
	Old National Bancorp	25,646	337
	Sabra Health Care REIT Inc.	14,039	336
*	Eagle Bancorp Inc.	6,500	335
	Colony Starwood Homes	10,228	335
	AmTrust Financial Services Inc.	14,020	335
	Pennsylvania REIT	13,014	331
	Monogram Residential Trust Inc.	30,800	330
	Trustmark Corp.	12,400	324
*,^	Credit Acceptance Corp.	1,783	322
*	OneMain Holdings Inc. Class A	11,152	322

CYS Investments Inc.	35,800	320
EverBank Financial Corp.	17,833	320
American Assets Trust Inc.	6,900	317
* Genworth Financial Inc. Class A	108,274	310
American National Insurance Co.	2,700	309
First Cash Financial Services Inc.	6,000	308
Potlatch Corp.	8,000	306
Stock Yards Bancorp Inc.	10,337	305
Investors Real Estate Trust	46,100	305
Financial Engines Inc.	11,400	301
New York REIT Inc.	31,300	299
LegacyTexas Financial Group Inc.	10,400	297
NRG Yield Inc.	16,296	292
Waddell & Reed Financial Inc. Class A	15,900	290
* PRA Group Inc.	10,400	290
Capstead Mortgage Corp.	29,100	290
Horace Mann Educators Corp.	8,200	280
Banner Corp.	6,700	280
First Midwest Bancorp Inc.	14,900	278
CVB Financial Corp.	16,800	276
Select Income REIT	9,889	274
Provident Financial Services Inc.	13,600	274
Astoria Financial Corp.	18,500	271
* Essent Group Ltd.	11,300	271
* Santander Consumer USA Holdings Inc.	24,100	265
Chemical Financial Corp.	6,294	260
First Citizens BancShares Inc. Class A	1,000	260
Northwest Bancshares Inc.	17,400	259
Redwood Trust Inc.	18,120	259
* MBIA Inc.	30,300	256
PennyMac Mortgage Investment Trust	15,600	253
Beneficial Bancorp Inc.	18,649	253
Franklin Street Properties Corp.	19,400	249
Chesapeake Lodging Trust	9,800	248
International Bancshares Corp.	9,000	247
Community Bank System Inc.	5,500	243
TFS Financial Corp.	13,300	242
New Senior Investment Group Inc.	20,051	240
Parkway Properties Inc.	13,246	230
HFF Inc. Class A	8,100	228
Boston Private Financial Holdings Inc.	18,700	227
* Green Dot Corp. Class A	8,826	214
* HealthEquity Inc.	7,200	213
Community Trust Bancorp Inc.	6,030	210
Infinity Property & Casualty Corp.	2,500	205
Renasant Corp.	6,289	203
Employers Holdings Inc.	7,100	202
FelCor Lodging Trust Inc.	31,486	200
Kemper Corp.	5,700	195
TrustCo Bank Corp. NY	29,100	193
* Black Knight Financial Services Inc. Class A	4,900	190
Cash America International Inc.	4,400	189
* St. Joe Co.	10,033	185
Simmons First National Corp. Class A	4,000	184
Maiden Holdings Ltd.	12,600	176
First Financial Bancorp	8,200	175
Alexander's Inc.	400	172

Park National Corp.	1,900	170
Oritani Financial Corp.	10,400	169
United Fire Group Inc.	4,000	168
NBT Bancorp Inc.	5,600	167
* Third Point Reinsurance Ltd.	13,000	164
* BofI Holding Inc.	9,600	161
Independent Bank Corp.	3,200	161
Artisan Partners Asset Management Inc. Class A	5,700	159
Dime Community Bancshares Inc.	8,800	152
* KCG Holdings Inc. Class A	9,969	151
* iStar Inc.	14,300	148
* FNFV Group	12,171	145
WesBanco Inc.	4,557	141
Greenhill & Co. Inc.	6,800	135
Nelnet Inc. Class A	3,200	129
Investment Technology Group Inc.	7,400	124
1st Source Corp.	3,630	122
ARMOUR Residential REIT Inc.	5,712	122
WisdomTree Investments Inc.	12,000	119
CNA Financial Corp.	3,700	118
City Holding Co.	2,400	112
Sandy Spring Bancorp Inc.	3,700	110
* Piper Jaffray Cos.	2,600	107
* Forestar Group Inc.	8,500	104
* Encore Capital Group Inc.	4,200	103
S&T Bancorp Inc.	4,000	102
* Greenlight Capital Re Ltd. Class A	4,900	101
Flushing Financial Corp.	4,500	100
Hersha Hospitality Trust Class A	5,275	100
NorthStar Realty Europe Corp.	9,815	91
Cohen & Steers Inc.	2,100	90
First Commonwealth Financial Corp.	9,200	89
* Marcus & Millichap Inc.	3,300	88
Urstadt Biddle Properties Inc. Class A	3,557	88
NRG Yield Inc. Class A	5,100	88
Ashford Hospitality Trust Inc.	14,006	83
* First BanCorp	17,400	80
* Nationstar Mortgage Holdings Inc.	6,104	77
Cedar Realty Trust Inc.	9,476	76
Washington Trust Bancorp Inc.	2,000	76
Virtus Investment Partners Inc.	900	76
FBL Financial Group Inc. Class A	1,100	69
Altisource Residential Corp.	7,100	68
* Tejon Ranch Co.	2,500	66
InfraREIT Inc.	3,500	62
BancFirst Corp.	900	59
First Financial Corp.	1,448	55
RMR Group Inc. Class A	1,463	50
Anworth Mortgage Asset Corp.	9,800	48
* LendingClub Corp.	10,200	47
Getty Realty Corp.	2,011	46
* Ocwen Financial Corp.	22,400	45
Republic Bancorp Inc. Class A	1,200	36
* Altisource Portfolio Solutions SA	1,500	35
National Interstate Corp.	900	29
State Auto Financial Corp.	1,200	27
* Walter Investment Management Corp.	6,900	20

* Tejon Ranch Co. Warrants Exp. 08/31/2016	369	—
		876,002
Health Care (7.2%)
Johnson & Johnson	570,961	71,501
Pfizer Inc.	1,264,290	46,640
Merck & Co. Inc.	580,896	34,075
UnitedHealth Group Inc.	200,859	28,763
Amgen Inc.	159,606	27,457
Bristol-Myers Squibb Co.	347,354	25,986
Medtronic plc	294,833	25,836
AbbVie Inc.	338,542	22,422
Gilead Sciences Inc.	278,807	22,157
* Allergan plc	82,680	20,914
* Celgene Corp.	164,568	18,463
Eli Lilly & Co.	206,393	17,108
Abbott Laboratories	306,643	13,722
Thermo Fisher Scientific Inc.	85,029	13,506
* Biogen Inc.	45,890	13,305
* Express Scripts Holding Co.	133,879	10,184
Aetna Inc.	73,822	8,505
Becton Dickinson and Co.	42,850	7,542
Anthem Inc.	55,405	7,277
* Regeneron Pharmaceuticals Inc.	16,900	7,184
Cigna Corp.	54,108	6,978
* Boston Scientific Corp.	279,172	6,778
Stryker Corp.	56,823	6,607
* Alexion Pharmaceuticals Inc.	46,629	5,996
* Intuitive Surgical Inc.	8,253	5,742
Baxter International Inc.	114,234	5,485
* Vertex Pharmaceuticals Inc.	55,202	5,355
St. Jude Medical Inc.	64,382	5,346
Zoetis Inc.	105,008	5,300
* Edwards Lifesciences Corp.	46,200	5,291
Zimmer Biomet Holdings Inc.	40,282	5,283
Humana Inc.	30,594	5,279
* Illumina Inc.	31,341	5,214
* HCA Holdings Inc.	65,101	5,021
* Mylan NV	91,479	4,280
* BioMarin Pharmaceutical Inc.	33,789	3,359
* DaVita HealthCare Partners Inc.	43,186	3,349
* Laboratory Corp. of America Holdings	23,780	3,319
CR Bard Inc.	14,729	3,295
Dentsply Sirona Inc.	49,306	3,158
* Incyte Corp.	33,917	3,060
* Henry Schein Inc.	16,891	3,057
Perrigo Co. plc	28,563	2,610
Quest Diagnostics Inc.	29,974	2,589
* Waters Corp.	15,225	2,420
Universal Health Services Inc. Class B	18,428	2,387
* Centene Corp.	33,786	2,384
Cooper Cos. Inc.	12,895	2,353
* Hologic Inc.	56,500	2,175
* Medivation Inc.	32,900	2,105
* Varian Medical Systems Inc.	20,990	1,989
ResMed Inc.	28,200	1,942
* Jazz Pharmaceuticals plc	12,000	1,812
* IDEXX Laboratories Inc.	18,100	1,698

	Teleflex Inc.	9,300	1,677
*	Mallinckrodt plc	23,822	1,604
*	Alkermes plc	27,500	1,372
*	Quintiles Transnational Holdings Inc.	17,527	1,361
*	DexCom Inc.	14,600	1,347
*	MEDNAX Inc.	19,200	1,323
	STERIS plc	17,306	1,228
*	United Therapeutics Corp.	9,600	1,162
*	Alnylam Pharmaceuticals Inc.	16,600	1,130
	Patterson Cos. Inc.	22,705	1,121
	West Pharmaceutical Services Inc.	13,800	1,108
*	Align Technology Inc.	11,700	1,043
*	Seattle Genetics Inc.	20,100	966
*	WellCare Health Plans Inc.	9,000	961
*	ABIOMED Inc.	8,000	944
*	Envision Healthcare Holdings Inc.	37,134	913
	Bio-Techne Corp.	7,500	843
	HealthSouth Corp.	19,520	840
*	Neurocrine Biosciences Inc.	16,700	839
*	Amsurg Corp.	11,031	827
*	Endo International plc	45,689	793
*	Charles River Laboratories International Inc.	9,000	791
*	Acadia Healthcare Co. Inc.	13,569	767
*,^	ACADIA Pharmaceuticals Inc.	19,500	722
*	Ionis Pharmaceuticals Inc.	23,400	683
*	PAREXEL International Corp.	10,100	675
*	Brookdale Senior Living Inc.	36,473	674
	Hill-Rom Holdings Inc.	12,400	663
*	NuVasive Inc.	10,600	659
*,^	OPKO Health Inc.	65,800	655
*	TESARO Inc.	6,855	639
*	Team Health Holdings Inc.	15,600	637
*	Horizon Pharma plc	32,224	622
*	Tenet Healthcare Corp.	20,250	620
*	Akorn Inc.	17,300	592
*	Ligand Pharmaceuticals Inc.	4,200	566
*	Bio-Rad Laboratories Inc. Class A	3,900	566
*	Prestige Brands Holdings Inc.	10,500	562
*	Bluebird Bio Inc.	9,623	550
*	Medicines Co.	14,000	548
*	Catalent Inc.	21,100	539
*	China Biologic Products Inc.	4,500	537
*	Alere Inc.	14,300	536
	Healthcare Services Group Inc.	13,800	536
	Bruker Corp.	21,100	526
*	Intercept Pharmaceuticals Inc.	3,000	519
*	Integra LifeSciences Holdings Corp.	6,157	519
*	Cepheid	14,400	509
*	Molina Healthcare Inc.	8,800	500
*	Kite Pharma Inc.	8,800	498
*	Nektar Therapeutics	28,400	491
*	Impax Laboratories Inc.	15,200	478
*	Masimo Corp.	9,000	477
*	Exelixis Inc.	51,800	475
*	Juno Therapeutics Inc.	14,700	455
*	VWR Corp.	14,161	443
*	LifePoint Health Inc.	7,300	432

*	LivaNova plc	8,297	432
	Owens & Minor Inc.	12,000	428
*	Wright Medical Group NV	19,332	424
*	Taro Pharmaceutical Industries Ltd.	3,000	420
*	Neogen Corp.	7,600	419
*	Insulet Corp.	11,700	414
	Cantel Medical Corp.	6,100	408
*	Ultragenyx Pharmaceutical Inc.	6,400	405
*	Exact Sciences Corp.	23,200	403
*	Magellan Health Inc.	5,500	377
*	HMS Holdings Corp.	18,900	376
*	Myriad Genetics Inc.	11,600	359
*	Amedisys Inc.	6,600	353
*	Novavax Inc.	47,951	351
*	ARIAD Pharmaceuticals Inc.	36,441	347
*	Halyard Health Inc.	9,845	341
*	Ophthotech Corp.	5,300	340
*	Haemonetics Corp.	11,000	333
*	Globus Medical Inc.	14,500	333
*	Ironwood Pharmaceuticals Inc. Class A	23,500	332
*	Nevro Corp.	4,000	331
*	Omnicell Inc.	8,300	321
*	Surgical Care Affiliates Inc.	6,000	312
*	Community Health Systems Inc.	24,102	308
*	ICU Medical Inc.	2,600	304
*	Radius Health Inc.	6,400	302
*	Intrexon Corp.	11,700	296
*	NxStage Medical Inc.	13,400	296
*	HeartWare International Inc.	5,000	290
*	INC Research Holdings Inc. Class A	6,500	289
*,^	Relypsa Inc.	8,500	271
*	Pacira Pharmaceuticals Inc.	7,400	268
*	Intra-Cellular Therapies Inc. Class A	6,400	261
*	Innoviva Inc.	19,900	256
	Analogic Corp.	3,000	252
*	Select Medical Holdings Corp.	21,700	250
*	Emergent BioSolutions Inc.	7,400	247
*	Halozyme Therapeutics Inc.	24,700	245
	Abaxis Inc.	4,900	242
*	Portola Pharmaceuticals Inc.	9,100	236
*	Spark Therapeutics Inc.	4,000	232
*	Alder Biopharmaceuticals Inc.	7,188	231
*	Merit Medical Systems Inc.	9,800	230
*,2	3SBio Inc.	228,000	229
	Kindred Healthcare Inc.	18,600	228
*	Lexicon Pharmaceuticals Inc.	13,949	228
*	PRA Health Sciences Inc.	4,900	227
*	Sarepta Therapeutics Inc.	8,900	225
*	Natus Medical Inc.	5,700	224
	Ensign Group Inc.	10,200	219
*	PharMerica Corp.	8,200	218
*	TherapeuticsMD Inc.	28,000	218
*	Depomed Inc.	11,400	216
*	Acceleron Pharma Inc.	6,300	214
*	Acorda Therapeutics Inc.	8,200	207
*	Sage Therapeutics Inc.	4,600	206
*	Achillion Pharmaceuticals Inc.	24,500	203

	Meridian Bioscience Inc.	10,300	199
*	Momenta Pharmaceuticals Inc.	17,412	196
*	Keryx Biopharmaceuticals Inc.	25,900	191
*	Air Methods Corp.	5,600	186
*	Repligen Corp.	6,400	183
	CONMED Corp.	4,500	183
*	Orthofix International NV	3,700	175
*	Theravance Biopharma Inc.	6,857	175
*	Genomic Health Inc.	5,800	168
*	FibroGen Inc.	8,700	166
*	Puma Biotechnology Inc.	3,300	165
*	AMAG Pharmaceuticals Inc.	5,915	157
*	Spectranetics Corp.	6,300	146
*	Amicus Therapeutics Inc.	20,500	138
*	Insmed Inc.	11,500	132
*	Agios Pharmaceuticals Inc.	2,900	131
*	Merrimack Pharmaceuticals Inc.	20,800	121
*	Cempra Inc.	6,700	120
*	Lannett Co. Inc.	3,800	119
*	Healthways Inc.	6,400	108
	PDL BioPharma Inc.	29,600	104
*	Luminex Corp.	4,700	101
*	Aduro Biotech Inc.	6,200	91
*	ZIOPHARM Oncology Inc.	18,200	88
*,^	Insys Therapeutics Inc.	5,400	84
*,^	Eagle Pharmaceuticals Inc.	1,900	82
*	Clovis Oncology Inc.	5,253	75
*	Quidel Corp.	3,200	73
*	Celldex Therapeutics Inc.	15,700	73
*	CorVel Corp.	1,600	72
*	Accuray Inc.	12,800	70
*	Arena Pharmaceuticals Inc.	39,300	66
*	Quorum Health Corp.	6,025	66
	Invacare Corp.	5,100	59
*	LHC Group Inc.	1,100	50
*	MannKind Corp.	46,800	46
*	ImmunoGen Inc.	15,300	43
	Universal American Corp.	5,500	42
*	PTC Therapeutics Inc.	6,900	41
*	Chimerix Inc.	7,396	29
*	Tetraphase Pharmaceuticals Inc.	6,800	27
*	Esperion Therapeutics Inc.	2,300	25
*	Infinity Pharmaceuticals Inc.	6,900	12
			641,131
Industrials (6.7%)
	General Electric Co.	1,929,814	60,094
	3M Co.	126,882	22,631
	Honeywell International Inc.	157,277	18,296
	United Technologies Corp.	162,041	17,444
	Union Pacific Corp.	176,664	16,439
	Boeing Co.	121,615	16,255
^	Lockheed Martin Corp.	63,205	15,974
	United Parcel Service Inc. Class B	144,903	15,664
	Accenture plc Class A	129,845	14,648
	Caterpillar Inc.	122,296	10,121
	Danaher Corp.	119,340	9,719
	Raytheon Co.	65,385	9,123

General Dynamics Corp.	61,310	9,006
Automatic Data Processing Inc.	99,386	8,840
FedEx Corp.	52,815	8,551
* PayPal Holdings Inc.	229,260	8,538
Northrop Grumman Corp.	39,275	8,508
Illinois Tool Works Inc.	68,107	7,860
Emerson Electric Co.	133,507	7,463
Waste Management Inc.	91,045	6,020
Eaton Corp. plc	94,135	5,969
CSX Corp.	196,551	5,568
Norfolk Southern Corp.	61,089	5,485
Fidelity National Information Services Inc.	67,278	5,351
* Fiserv Inc.	45,912	5,067
Deere & Co.	63,319	4,921
Sherwin-Williams Co.	15,840	4,748
* LinkedIn Corp. Class A	24,380	4,699
TE Connectivity Ltd.	73,820	4,450
PACCAR Inc.	72,667	4,285
Cummins Inc.	34,653	4,254
Tyco International plc	88,530	4,034
Paychex Inc.	66,325	3,932
Ingersoll-Rand plc	59,317	3,930
Amphenol Corp. Class A	63,134	3,758
Agilent Technologies Inc.	74,931	3,605
Roper Technologies Inc.	21,129	3,600
Vulcan Materials Co.	28,074	3,481
Rockwell Automation Inc.	29,384	3,362
Parker-Hannifin Corp.	28,411	3,244
Republic Services Inc. Class A	56,678	2,905
* Fortive Corp.	59,941	2,890
* Alliance Data Systems Corp.	12,056	2,792
* TransDigm Group Inc.	9,800	2,739
* Verisk Analytics Inc. Class A	31,400	2,678
Cintas Corp.	24,886	2,670
Martin Marietta Materials Inc.	12,900	2,614
* FleetCor Technologies Inc.	16,621	2,521
Ball Corp.	34,879	2,465
Masco Corp.	66,587	2,429
WW Grainger Inc.	10,892	2,384
L-3 Communications Holdings Inc.	15,595	2,365
Acuity Brands Inc.	8,900	2,336
Global Payments Inc.	30,887	2,306
Fastenal Co.	53,580	2,291
AMETEK Inc.	48,493	2,281
Pentair plc	35,694	2,278
AO Smith Corp.	24,500	2,276
Dover Corp.	31,246	2,232
WestRock Co.	51,838	2,224
Rockwell Collins Inc.	26,058	2,205
Textron Inc.	55,470	2,163
Kansas City Southern	21,985	2,113
Xerox Corp.	203,282	2,094
* Mettler-Toledo International Inc.	5,024	2,066
CH Robinson Worldwide Inc.	28,336	1,973
Fortune Brands Home & Security Inc.	30,650	1,939
Waste Connections Inc.	25,068	1,867
Sealed Air Corp.	39,035	1,842

Packaging Corp. of America	24,431	1,825
Xylem Inc.	37,135	1,775
Expeditors International of Washington Inc.	35,695	1,764
Valspar Corp.	16,542	1,761
* Jacobs Engineering Group Inc.	32,095	1,718
Total System Services Inc.	32,235	1,641
MDU Resources Group Inc.	67,876	1,632
* HD Supply Holdings Inc.	44,900	1,625
* Vantiv Inc. Class A	29,610	1,622
PerkinElmer Inc.	28,247	1,608
IDEX Corp.	17,800	1,598
JB Hunt Transport Services Inc.	18,781	1,561
* Crown Holdings Inc.	29,341	1,554
Huntington Ingalls Industries Inc.	8,929	1,541
Fluor Corp.	28,305	1,515
Broadridge Financial Solutions Inc.	22,295	1,509
* Flextronics International Ltd.	117,125	1,484
* Stericycle Inc.	16,231	1,465
* AerCap Holdings NV	39,916	1,457
* CoStar Group Inc.	6,700	1,393
Orbital ATK Inc.	15,729	1,370
Owens Corning	25,600	1,354
Allegion plc	18,391	1,331
* Trimble Navigation Ltd.	49,300	1,303
* Sensata Technologies Holding NV	33,985	1,289
* United Rentals Inc.	15,900	1,267
Flowserve Corp.	25,966	1,242
* Teledyne Technologies Inc.	11,816	1,241
Robert Half International Inc.	33,904	1,239
Carlisle Cos. Inc.	11,900	1,229
* Arrow Electronics Inc.	18,182	1,209
* Spirit AeroSystems Holdings Inc. Class A	27,558	1,195
* Keysight Technologies Inc.	40,389	1,181
* Old Dominion Freight Line Inc.	16,950	1,181
Hubbell Inc. Class B	10,855	1,170
Lennox International Inc.	6,900	1,082
Avnet Inc.	25,343	1,042
* CoreLogic Inc.	25,545	1,029
Jack Henry & Associates Inc.	11,500	1,026
ManpowerGroup Inc.	14,454	1,003
Wabtec Corp.	14,600	1,000
Nordson Corp.	11,000	971
* Berry Plastics Group Inc.	23,682	971
B/E Aerospace Inc.	20,200	966
* AECOM	26,900	955
Allison Transmission Holdings Inc.	32,823	946
Donaldson Co. Inc.	25,200	910
Bemis Co. Inc.	17,760	906
Toro Co.	9,800	901
AptarGroup Inc.	11,500	899
* TransUnion	27,300	893
Graphic Packaging Holding Co.	65,380	892
Oshkosh Corp.	16,104	887
Sonoco Products Co.	17,300	881
FLIR Systems Inc.	26,300	857
FEI Co.	8,000	851
* Genpact Ltd.	31,000	830

*	Armstrong World Industries Inc.	19,463	827
*	Quanta Services Inc.	32,000	819
	Curtiss-Wright Corp.	9,200	819
	Crane Co.	13,000	810
*	Euronet Worldwide Inc.	10,400	793
	Graco Inc.	10,700	792
	AGCO Corp.	16,300	785
	Eagle Materials Inc.	9,300	781
	Booz Allen Hamilton Holding Corp. Class A	25,274	780
	Hexcel Corp.	18,000	777
	Brink's Co.	23,500	771
	BWX Technologies Inc.	20,450	753
*,^	XPO Logistics Inc.	25,193	746
*	Genesee & Wyoming Inc. Class A	11,500	745
*	Louisiana-Pacific Corp.	36,600	739
	RR Donnelley & Sons Co.	40,960	734
*	WEX Inc.	7,800	731
	Watsco Inc.	5,000	720
	Ryder System Inc.	10,887	717
	Chicago Bridge & Iron Co. NV	21,210	717
	Jabil Circuit Inc.	35,019	713
*	Colfax Corp.	23,540	691
	MSC Industrial Direct Co. Inc. Class A	9,600	690
	Cognex Corp.	15,200	687
	MAXIMUS Inc.	11,400	672
	Deluxe Corp.	9,900	669
	Lincoln Electric Holdings Inc.	10,400	645
*	Owens-Illinois Inc.	33,650	632
	EMCOR Group Inc.	11,300	629
	Woodward Inc.	10,500	615
	Trinity Industries Inc.	26,100	606
	Valmont Industries Inc.	4,600	602
*	Kirby Corp.	11,000	599
*	Cimpress NV	6,300	597
	Air Lease Corp. Class A	20,700	596
	Belden Inc.	8,100	593
*	Universal Display Corp.	8,300	588
	Landstar System Inc.	8,300	585
	Joy Global Inc.	20,835	576
	ITT Inc.	17,767	563
*	RBC Bearings Inc.	7,400	563
	World Fuel Services Corp.	11,700	557
	CLARCOR Inc.	8,900	554
*	Zebra Technologies Corp.	10,400	551
	EnerSys	8,800	549
	National Instruments Corp.	19,100	548
	Terex Corp.	22,502	543
	Littelfuse Inc.	4,300	538
*	Coherent Inc.	5,000	530
*	Clean Harbors Inc.	10,300	530
	Regal Beloit Corp.	8,400	512
*	USG Corp.	18,100	510
*	Generac Holdings Inc.	13,200	499
	Mueller Water Products Inc. Class A	41,500	492
	Convergys Corp.	18,400	490
*	IPG Photonics Corp.	5,800	489
	Timken Co.	14,100	472

* Rexnord Corp.	20,789	443
John Bean Technologies Corp.	6,600	442
* Anixter International Inc.	7,200	441
* WESCO International Inc.	7,900	440
Materion Corp.	16,640	439
Universal Forest Products Inc.	4,000	432
ABM Industries Inc.	11,300	420
KBR Inc.	29,900	419
* Armstrong Flooring Inc.	20,712	413
Kennametal Inc.	16,500	410
Vishay Intertechnology Inc.	29,900	399
CEB Inc.	6,600	396
* WageWorks Inc.	6,400	396
Silgan Holdings Inc.	7,884	391
* FTI Consulting Inc.	9,100	390
* AMN Healthcare Services Inc.	9,100	385
* Esterline Technologies Corp.	6,200	377
Granite Construction Inc.	7,500	373
MSA Safety Inc.	6,600	369
Covanta Holding Corp.	23,000	368
* KLX Inc.	11,400	368
* Itron Inc.	8,600	367
* Masonite International Corp.	5,200	363
Barnes Group Inc.	9,500	360
* Sanmina Corp.	13,800	350
* Advisory Board Co.	8,200	342
* TopBuild Corp.	8,998	340
* LifeLock Inc.	20,300	340
HEICO Corp.	4,843	337
* Moog Inc. Class A	6,100	336
* Ambarella Inc.	5,700	330
Mueller Industries Inc.	9,700	330
G&K Services Inc. Class A	4,100	329
Knight Transportation Inc.	11,000	328
* Cardtronics plc Class A	7,400	326
Triumph Group Inc.	10,500	324
* Swift Transportation Co.	16,600	320
* Hub Group Inc. Class A	7,600	311
Mobile Mini Inc.	9,500	309
* Huron Consulting Group Inc.	5,000	307
* Headwaters Inc.	15,400	306
Watts Water Technologies Inc. Class A	4,900	303
Forward Air Corp.	6,400	296
Brady Corp. Class A	9,200	296
AAON Inc.	10,950	290
Exponent Inc.	5,700	290
Applied Industrial Technologies Inc.	6,000	282
* DigitalGlobe Inc.	10,354	279
* Trex Co. Inc.	5,700	276
Kaman Corp.	6,400	276
* MasTec Inc.	11,100	271
Tetra Tech Inc.	8,200	270
* Proto Labs Inc.	4,900	270
Simpson Manufacturing Co. Inc.	6,600	269
Aircastle Ltd.	12,100	269
UniFirst Corp.	2,300	269
* On Assignment Inc.	7,200	266

GATX Corp.	5,900	264
* SPX FLOW Inc.	9,499	259
Badger Meter Inc.	3,700	258
* ExlService Holdings Inc.	5,200	257
* TASER International Inc.	8,800	255
AZZ Inc.	4,100	255
Actuant Corp. Class A	10,700	254
* Sykes Enterprises Inc.	8,200	252
ESCO Technologies Inc.	5,900	250
* Imperva Inc.	5,300	250
* Plexus Corp.	5,400	248
* Gibraltar Industries Inc.	7,000	247
Franklin Electric Co. Inc.	6,200	240
* II-VI Inc.	11,800	237
* NeuStar Inc. Class A	9,400	237
Korn/Ferry International	10,200	235
* Rofin-Sinar Technologies Inc.	7,400	234
* MACOM Technology Solutions Holdings Inc.	5,900	233
MTS Systems Corp.	4,900	232
Advanced Drainage Systems Inc.	8,600	230
Werner Enterprises Inc.	9,000	226
* OSI Systems Inc.	3,700	220
Insperity Inc.	2,800	220
Sturm Ruger & Co. Inc.	3,200	218
* TTM Technologies Inc.	21,100	210
* American Woodmark Corp.	2,800	208
* Knowles Corp.	15,373	207
EnPro Industries Inc.	4,500	206
Methode Electronics Inc.	5,800	203
* PHH Corp.	13,900	203
Heartland Express Inc.	10,900	202
* Paylocity Holding Corp.	4,500	201
Raven Industries Inc.	9,500	197
US Ecology Inc.	4,300	195
Astec Industries Inc.	3,200	193
Tennant Co.	3,000	192
* Rogers Corp.	2,800	192
* Tutor Perini Corp.	7,600	191
Outerwall Inc.	3,600	190
Comfort Systems USA Inc.	6,200	188
CIRCOR International Inc.	3,300	188
* CBIZ Inc.	17,000	184
EVERTEC Inc.	10,400	179
* TrueBlue Inc.	8,000	179
McGrath RentCorp	5,600	178
^ Nordic American Tankers Ltd.	14,498	178
* Hollysys Automation Technologies Ltd.	9,100	178
* Benchmark Electronics Inc.	7,600	178
Scorpio Tankers Inc.	37,300	178
Otter Tail Corp.	5,000	174
Seaspan Corp. Class A	11,600	174
Federal Signal Corp.	13,200	174
Apogee Enterprises Inc.	3,700	173
Albany International Corp.	4,000	169
Lindsay Corp.	2,400	168
Essendant Inc.	8,400	168
ManTech International Corp. Class A	4,100	162

* Navigant Consulting Inc.	8,200	162
Greif Inc. Class A	3,900	157
* Nortek Inc.	1,800	156
* Meritor Inc.	18,600	156
* Press Ganey Holdings Inc.	3,900	156
* Aerojet Rocketdyne Holdings Inc.	8,200	155
Quanex Building Products Corp.	7,600	152
* Navistar International Corp.	11,700	150
^ Ship Finance International Ltd.	9,813	148
Standex International Corp.	1,600	142
Kelly Services Inc. Class A	6,900	141
Matson Inc.	3,700	138
Harsco Corp.	13,900	136
General Cable Corp.	8,800	130
Greenbrier Cos. Inc.	3,800	125
* Team Inc.	4,500	124
* Babcock & Wilcox Enterprises Inc.	8,025	123
Hyster-Yale Materials Handling Inc.	1,900	121
AAR Corp.	4,900	118
* Integer Holdings Corp.	5,300	118
* Wesco Aircraft Holdings Inc.	9,100	117
* Veeco Instruments Inc.	6,900	116
Cubic Corp.	2,800	114
* Boise Cascade Co.	4,200	114
Manitowoc Co. Inc.	19,700	110
* Aegion Corp. Class A	5,300	109
* TriNet Group Inc.	5,000	108
* Saia Inc.	3,700	107
* SPX Corp.	6,499	98
* Triton International Ltd.	5,600	94
* TriMas Corp.	5,200	93
Viad Corp.	2,600	91
Encore Wire Corp.	2,400	90
* ServiceSource International Inc.	17,900	81
AVX Corp.	5,700	78
* FARO Technologies Inc.	2,100	73
Griffon Corp.	4,200	72
Primoris Services Corp.	3,900	70
Schnitzer Steel Industries Inc.	3,500	68
GasLog Ltd.	5,000	67
* Atlas Air Worldwide Holdings Inc.	1,500	65
* Engility Holdings Inc.	2,073	60
H&E Equipment Services Inc.	3,200	60
CTS Corp.	3,000	57
Myers Industries Inc.	3,500	52
Resources Connection Inc.	3,400	51
TeleTech Holdings Inc.	1,700	49
TimkenSteel Corp.	4,700	47
Teekay Corp.	7,500	46
American Railcar Industries Inc.	1,000	42
* Aerovironment Inc.	1,400	40
* Monster Worldwide Inc.	12,300	31
Textainer Group Holdings Ltd.	2,600	31
Daktronics Inc.	4,400	28
* Nuvectra Corp.	1,766	12
		592,211

Oil & Gas (3.4%)
	Exxon Mobil Corp.	867,331	77,149
	Chevron Corp.	395,552	40,536
	Schlumberger Ltd.	294,031	23,675
	Occidental Petroleum Corp.	161,019	12,033
	ConocoPhillips	256,349	10,464
	EOG Resources Inc.	118,674	9,696
	Phillips 66	110,542	8,408
	Kinder Morgan Inc.	392,022	7,970
	Halliburton Co.	179,381	7,832
	Anadarko Petroleum Corp.	113,580	6,193
	Pioneer Natural Resources Co.	34,051	5,536
	Spectra Energy Corp.	146,411	5,266
	Valero Energy Corp.	97,461	5,095
	Baker Hughes Inc.	94,055	4,499
	Marathon Petroleum Corp.	109,490	4,313
	Devon Energy Corp.	111,769	4,278
	Apache Corp.	81,250	4,266
	Williams Cos. Inc.	158,231	3,793
*	Concho Resources Inc.	30,373	3,772
	Noble Energy Inc.	88,099	3,147
	Hess Corp.	57,051	3,061
	EQT Corp.	35,255	2,569
	National Oilwell Varco Inc.	78,665	2,545
	Marathon Oil Corp.	176,848	2,412
	Cabot Oil & Gas Corp.	93,870	2,316
	Cimarex Energy Co.	19,041	2,285
	Tesoro Corp.	27,050	2,060
*	Cheniere Energy Inc.	48,077	2,011
*	Newfield Exploration Co.	39,301	1,702
*	Southwestern Energy Co.	99,518	1,451
	Range Resources Corp.	35,022	1,412
	OGE Energy Corp.	40,400	1,300
*	Diamondback Energy Inc.	14,300	1,255
*	FMC Technologies Inc.	49,459	1,255
	Helmerich & Payne Inc.	19,900	1,233
	Targa Resources Corp.	29,788	1,110
	HollyFrontier Corp.	43,134	1,096
*	Antero Resources Corp.	41,800	1,095
*	Weatherford International plc	190,803	1,084
	Core Laboratories NV	9,200	1,075
	Murphy Oil Corp.	33,223	911
	Energen Corp.	19,209	910
	QEP Resources Inc.	49,864	907
	Transocean Ltd.	79,567	874
*	Parsley Energy Inc. Class A	30,532	870
*	Continental Resources Inc.	18,012	793
*	Gulfport Energy Corp.	25,538	743
*	Chesapeake Energy Corp.	137,064	743
	Western Refining Inc.	34,774	725
*	WPX Energy Inc.	67,799	677
*	First Solar Inc.	14,070	657
*	Rice Energy Inc.	24,737	577
	Ensco plc Class A	61,383	563
	Patterson-UTI Energy Inc.	28,559	554
	Nabors Industries Ltd.	58,208	524
*	PDC Energy Inc.	9,557	523

Oceaneering International Inc.	18,400	513
* RSP Permian Inc.	13,700	492
SemGroup Corp. Class A	17,000	492
* Dril-Quip Inc.	8,800	479
Superior Energy Services Inc.	29,435	470
* InterOil Corp.	9,100	450
PBF Energy Inc. Class A	20,102	449
Noble Corp. plc	56,219	415
* Oil States International Inc.	12,700	393
* NOW Inc.	21,224	389
SM Energy Co.	14,000	380
Rowan Cos. plc Class A	24,688	376
* Matador Resources Co.	16,500	348
Golar LNG Ltd.	19,800	336
* Carrizo Oil & Gas Inc.	9,779	321
* Laredo Petroleum Inc.	32,000	321
Pattern Energy Group Inc. Class A	12,928	315
Diamond Offshore Drilling Inc.	13,618	309
* Whiting Petroleum Corp.	39,535	291
* MRC Global Inc.	21,900	290
* Oasis Petroleum Inc.	31,800	242
* McDermott International Inc.	40,077	208
Denbury Resources Inc.	70,726	205
* RPC Inc.	10,600	154
* Forum Energy Technologies Inc.	8,800	144
* SunPower Corp. Class A	9,800	143
* TETRA Technologies Inc.	23,000	138
* SEACOR Holdings Inc.	2,400	136
* Canadian Solar Inc.	9,400	133
Green Plains Inc.	5,800	132
* Chart Industries Inc.	4,200	126
* Helix Energy Solutions Group Inc.	15,600	124
* Kosmos Energy Ltd.	20,779	115
Atwood Oceanics Inc.	10,300	110
* Flotek Industries Inc.	7,600	108
Delek US Holdings Inc.	8,480	106
* Unit Corp.	8,200	102
* Cobalt International Energy Inc.	65,692	98
* Memorial Resource Development Corp.	5,700	85
* Matrix Service Co.	5,000	83
Archrock Inc.	8,600	77
Frank's International NV	6,200	76
* California Resources Corp.	6,268	64
* Newpark Resources Inc.	10,100	64
CVR Energy Inc.	4,200	62
* Exterran Corp.	4,300	55
Bristow Group Inc.	4,700	51
CARBO Ceramics Inc.	3,100	44
* EP Energy Corp. Class A	5,200	22
		304,835
Other (0.0%)3
* Dyax Corp CVR Exp. 12/31/2019	28,600	32
* Leap Wireless International Inc CVR	5,200	13
		45
Technology (8.8%)
Apple Inc.	1,146,205	119,446

	Microsoft Corp.	1,589,720	90,105
*	Facebook Inc. Class A	458,604	56,839
*	Alphabet Inc. Class A	60,608	47,962
*	Alphabet Inc. Class C	61,078	46,956
	Intel Corp.	987,973	34,441
	International Business Machines Corp.	201,438	32,355
	Cisco Systems Inc.	1,050,637	32,076
	Oracle Corp.	662,812	27,202
	QUALCOMM Inc.	307,432	19,239
	Texas Instruments Inc.	209,903	14,641
	Broadcom Ltd.	83,116	13,463
	EMC Corp.	411,501	11,637
*	salesforce.com Inc.	132,383	10,829
*	Adobe Systems Inc.	104,993	10,275
	Hewlett Packard Enterprise Co.	357,085	7,506
*	Cognizant Technology Solutions Corp. Class A	126,988	7,301
*	Yahoo! Inc.	184,979	7,064
	NVIDIA Corp.	117,909	6,733
	Applied Materials Inc.	234,382	6,162
	Intuit Inc.	49,980	5,547
	Corning Inc.	226,708	5,037
	HP Inc.	353,985	4,959
*	NXP Semiconductors NV	58,771	4,942
	Analog Devices Inc.	62,621	3,997
*	Cerner Corp.	59,506	3,713
*	Citrix Systems Inc.	39,787	3,546
*	Autodesk Inc.	50,761	3,018
*	Micron Technology Inc.	217,522	2,989
	Linear Technology Corp.	47,651	2,859
	Lam Research Corp.	31,811	2,856
	Symantec Corp.	135,305	2,764
	Xilinx Inc.	53,197	2,717
*	Red Hat Inc.	35,986	2,709
	Western Digital Corp.	56,073	2,664
	Skyworks Solutions Inc.	38,600	2,548
	Motorola Solutions Inc.	35,945	2,494
*	Check Point Software Technologies Ltd.	31,583	2,428
	Microchip Technology Inc.	43,408	2,415
	KLA-Tencor Corp.	31,192	2,362
*	ServiceNow Inc.	31,500	2,360
	Maxim Integrated Products Inc.	57,636	2,350
	CA Inc.	65,050	2,254
*	Palo Alto Networks Inc.	17,200	2,251
*	Gartner Inc.	21,900	2,195
	CDK Global Inc.	37,680	2,177
*	F5 Networks Inc.	17,283	2,133
	Harris Corp.	24,463	2,119
	Juniper Networks Inc.	89,954	2,041
*	Workday Inc. Class A	24,172	2,014
	Seagate Technology plc	60,683	1,944
*	VeriSign Inc.	21,966	1,902
*	Twitter Inc.	111,700	1,859
*,^	Mobileye NV	37,105	1,778
*	Qorvo Inc.	27,527	1,741
*	Akamai Technologies Inc.	34,402	1,738
	Amdocs Ltd.	29,538	1,724
*	Splunk Inc.	27,298	1,707

* Synopsys Inc.	29,119	1,577
NetApp Inc.	58,960	1,554
* ANSYS Inc.	16,255	1,453
* Cadence Design Systems Inc.	60,265	1,449
Computer Sciences Corp.	28,490	1,363
* Ultimate Software Group Inc.	5,900	1,234
CDW Corp.	28,634	1,229
SS&C Technologies Holdings Inc.	37,736	1,216
Garmin Ltd.	21,936	1,192
Brocade Communications Systems Inc.	123,659	1,150
* Tyler Technologies Inc.	7,000	1,141
* VMware Inc. Class A	15,480	1,130
* Yandex NV Class A	48,762	1,056
Marvell Technology Group Ltd.	86,779	1,020
Ingram Micro Inc.	29,600	1,013
* ARRIS International plc	36,183	986
* Fortinet Inc.	27,200	944
* NetSuite Inc.	8,519	927
* athenahealth Inc.	7,100	907
* PTC Inc.	22,600	898
CSRA Inc.	32,925	886
* CommScope Holding Co. Inc.	29,504	884
* Microsemi Corp.	22,606	882
* IMS Health Holdings Inc.	29,300	880
* NCR Corp.	26,615	877
* ON Semiconductor Corp.	85,167	854
* Manhattan Associates Inc.	14,700	853
Teradyne Inc.	42,600	841
* Advanced Micro Devices Inc.	121,606	834
Cypress Semiconductor Corp.	68,532	798
IAC/InterActiveCorp	13,519	784
* Nuance Communications Inc.	48,200	775
* ViaSat Inc.	10,300	760
* CommVault Systems Inc.	14,590	755
Pitney Bowes Inc.	38,347	740
* Veeva Systems Inc. Class A	19,300	733
DST Systems Inc.	5,891	727
* Aspen Technology Inc.	16,900	708
* Guidewire Software Inc.	11,500	707
* Teradata Corp.	24,836	705
Fair Isaac Corp.	5,400	684
* EPAM Systems Inc.	9,300	653
* Allscripts Healthcare Solutions Inc.	45,600	644
* SINA Corp.	11,921	642
* Cirrus Logic Inc.	13,100	636
* NetScout Systems Inc.	22,638	633
j2 Global Inc.	9,400	628
* Dycom Industries Inc.	6,600	621
* Cree Inc.	21,515	615
* Integrated Device Technology Inc.	27,000	594
* Tableau Software Inc. Class A	10,402	588
Blackbaud Inc.	8,700	582
* Proofpoint Inc.	7,600	577
Leidos Holdings Inc.	11,369	569
* Polycom Inc.	45,817	568
SYNNEX Corp.	5,400	543
* Cavium Inc.	11,600	541

* Medidata Solutions Inc.	10,100	537
* VeriFone Systems Inc.	27,300	523
* Rackspace Hosting Inc.	21,900	513
* Ellie Mae Inc.	5,500	507
Mentor Graphics Corp.	23,500	502
* FireEye Inc.	28,800	502
* Qlik Technologies Inc.	16,600	501
* ACI Worldwide Inc.	25,200	499
* Arista Networks Inc.	7,000	499
* Fairchild Semiconductor International Inc. Class A	24,600	486
* Tech Data Corp.	6,200	483
* Ciena Corp.	25,100	482
Lexmark International Inc. Class A	13,000	477
Science Applications International Corp.	7,753	471
* EchoStar Corp. Class A	12,000	467
Monolithic Power Systems Inc.	6,400	465
* CACI International Inc. Class A	4,700	448
* Verint Systems Inc.	12,700	448
Intersil Corp. Class A	29,300	448
* Entegris Inc.	26,000	444
* Syntel Inc.	9,800	444
* Cornerstone OnDemand Inc.	10,000	432
* Paycom Software Inc.	9,052	427
* Electronics For Imaging Inc.	9,500	421
* LogMeIn Inc.	4,700	404
Cogent Communications Holdings Inc.	9,300	397
* Synaptics Inc.	7,500	390
Cabot Microelectronics Corp.	7,200	379
* Semtech Corp.	14,900	379
* InterXion Holding NV	9,700	367
* Finisar Corp.	19,500	366
* Fleetmatics Group plc	8,400	361
NIC Inc.	14,900	347
* Zendesk Inc.	11,400	345
* NETGEAR Inc.	6,700	345
* Envestnet Inc.	8,900	340
* Rovi Corp.	17,899	337
MKS Instruments Inc.	7,300	333
* Silicon Laboratories Inc.	6,200	330
* Descartes Systems Group Inc.	16,100	325
* Viavi Solutions Inc.	44,700	319
Plantronics Inc.	6,600	318
* MicroStrategy Inc. Class A	1,800	315
* 3D Systems Corp.	22,900	307
Diebold Inc.	10,826	306
* GoDaddy Inc. Class A	10,132	303
InterDigital Inc.	5,100	301
* Premier Inc. Class A	9,175	300
Brooks Automation Inc.	23,400	293
* BroadSoft Inc.	6,400	287
* Marketo Inc.	8,100	285
* Synchronoss Technologies Inc.	7,600	284
* CyberArk Software Ltd.	5,000	282
* Rambus Inc.	20,800	281
* Lumentum Holdings Inc.	9,240	279
CSG Systems International Inc.	6,900	278
Ebix Inc.	5,200	277

* ScanSource Inc.	6,700	275
* RingCentral Inc. Class A	11,600	267
Tessera Technologies Inc.	8,300	267
* Progress Software Corp.	9,100	264
* 2U Inc.	7,300	255
* Cray Inc.	8,000	252
* Advanced Energy Industries Inc.	6,000	244
* Kulicke & Soffa Industries Inc.	19,200	241
* Infoblox Inc.	12,500	234
* Infinera Corp.	26,700	234
* Web.com Group Inc.	12,300	232
Power Integrations Inc.	4,000	228
* Luxoft Holding Inc. Class A	3,800	224
* Blucora Inc.	21,600	221
Pegasystems Inc.	7,900	220
* QLogic Corp.	14,100	219
* AVG Technologies NV	8,800	218
West Corp.	9,818	217
* HubSpot Inc.	3,800	207
* Qualys Inc.	6,500	204
* Globant SA	4,800	202
* Interactive Intelligence Group Inc.	3,700	200
* Insight Enterprises Inc.	7,500	199
* Cvent Inc.	6,100	199
* Ubiquiti Networks Inc.	4,300	192
* Perficient Inc.	8,500	189
* Sohu.com Inc.	4,800	186
* RealPage Inc.	7,300	184
Monotype Imaging Holdings Inc.	9,100	180
* Xura Inc.	7,000	174
Forrester Research Inc.	4,000	164
* Super Micro Computer Inc.	7,500	162
* Stratasys Ltd.	7,400	155
* Amkor Technology Inc.	22,600	142
* Virtusa Corp.	5,000	136
* InvenSense Inc.	18,700	127
* Shutterstock Inc.	2,300	127
* Bottomline Technologies de Inc.	5,900	125
* Ixia	10,100	116
* Gogo Inc.	13,800	116
* Lattice Semiconductor Corp.	18,600	112
* Barracuda Networks Inc.	5,000	110
* Loral Space & Communications Inc.	2,900	102
* Diodes Inc.	5,500	102
Computer Programs & Systems Inc.	2,500	99
* Applied Micro Circuits Corp.	13,900	91
ADTRAN Inc.	5,000	91
Quality Systems Inc.	7,200	88
* Endurance International Group Holdings Inc.	8,900	80
* Nimble Storage Inc.	10,000	74
* CommerceHub Inc.	5,110	72
* Unisys Corp.	6,800	67
Epiq Systems Inc.	4,000	65
* Ultratech Inc.	2,600	64
* CommerceHub Inc. Class A	2,555	36
		786,260

Telecommunications (1.3%)
AT&T Inc.	1,282,028	55,499
Verizon Communications Inc.	849,324	47,061
CenturyLink Inc.	112,698	3,543
* Level 3 Communications Inc.	58,290	2,949
* SBA Communications Corp. Class A	24,234	2,787
* T-Mobile US Inc.	54,388	2,520
Frontier Communications Corp.	231,902	1,206
* Sprint Corp.	170,621	1,048
Telephone & Data Systems Inc.	18,873	594
* Zayo Group Holdings Inc.	20,100	569
Shenandoah Telecommunications Co.	9,750	401
Consolidated Communications Holdings Inc.	10,500	294
Windstream Holdings Inc.	24,332	227
ATN International Inc.	2,400	176
* Cincinnati Bell Inc.	30,200	151
* United States Cellular Corp.	2,700	109
EarthLink Holdings Corp.	14,900	101
* General Communication Inc. Class A	5,400	83
		119,318
Utilities (1.8%)
Duke Energy Corp.	143,532	12,285
NextEra Energy Inc.	95,362	12,234
Southern Co.	194,104	10,385
Dominion Resources Inc.	125,994	9,830
Exelon Corp.	190,558	7,104
American Electric Power Co. Inc.	98,967	6,858
PG&E Corp.	100,484	6,425
Sempra Energy	50,373	5,636
PPL Corp.	137,173	5,173
Edison International	66,177	5,121
Consolidated Edison Inc.	61,688	4,940
Public Service Enterprise Group Inc.	104,019	4,786
Xcel Energy Inc.	102,743	4,519
WEC Energy Group Inc.	63,238	4,105
Eversource Energy	63,982	3,742
DTE Energy Co.	35,191	3,432
American Water Works Co. Inc.	35,956	2,969
FirstEnergy Corp.	84,761	2,960
Entergy Corp.	35,061	2,854
Ameren Corp.	47,367	2,484
CenterPoint Energy Inc.	101,223	2,421
CMS Energy Corp.	53,448	2,415
NiSource Inc.	81,416	2,089
ONEOK Inc.	44,306	1,984
SCANA Corp.	25,027	1,875
Vectren Corp.	34,364	1,778
Alliant Energy Corp.	42,554	1,713
Pinnacle West Capital Corp.	21,440	1,691
AES Corp.	133,031	1,643
Westar Energy Inc. Class A	28,100	1,561
Atmos Energy Corp.	19,500	1,556
UGI Corp.	33,450	1,514
ITC Holdings Corp.	28,300	1,309
Aqua America Inc.	32,425	1,123
MGE Energy Inc.	19,485	1,094
Piedmont Natural Gas Co. Inc.	16,600	993

	Questar Corp.			35,125	884
*	Calpine Corp.			62,584	860
	NRG Energy Inc.			61,732	854
	National Fuel Gas Co.			14,900	842
	Great Plains Energy Inc.			27,800	828
	Portland General Electric Co.			17,925	783
	IDACORP Inc.			9,600	776
	Southwest Gas Corp.			9,600	744
	WGL Holdings Inc.			9,700	687
	ONE Gas Inc.			10,176	661
	NorthWestern Corp.			10,800	656
	Hawaiian Electric Industries Inc.			21,100	655
	Black Hills Corp.			10,300	649
	New Jersey Resources Corp.			17,400	648
	Empire District Electric Co.			19,200	648
	ALLETE Inc.			9,200	587
	PNM Resources Inc.			15,700	539
	Spire Inc.			7,300	507
	South Jersey Industries Inc.			15,800	504
	Avangrid Inc.			11,100	501
	Avista Corp.			11,300	491
	Northwest Natural Gas Co.			6,200	403
	El Paso Electric Co.			7,400	353
	American States Water Co.			7,900	341
*	Dynegy Inc.			22,379	339
	Enersis Chile SA ADR			46,383	266
	California Water Service Group			7,700	260
	Ormat Technologies Inc.			5,400	246
	SJW Corp.			5,780	245
*	Talen Energy Corp.			13,236	180
	TerraForm Power Inc. Class A			15,300	180
*	Atlantica Yield plc			8,501	171
	Ormat Technologies Inc.			2,610	119
	Endesa Americas SA ADR			3,804	53
					162,061
Total United States					4,725,691
Total Common Stocks (Cost $7,942,618)					8,859,138
		Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (1.0%)
5,6	Vanguard Market Liquidity Fund	0.561%		85,776,324	85,776

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
7,8	Federal Home Loan Bank Discount Notes	0.395%	9/9/16	700	700
7,8	Federal Home Loan Bank Discount Notes	0.410%	9/21/16	200	200
8	United States Treasury Bill	0.318%	10/20/16	1,500	1,499
					2,399
Total Temporary Cash Investments (Cost $88,175)					88,175
Total Investments (100.6%) (Cost $8,030,793)					8,947,313
Other Assets and Liabilities-Net (-0.6%)6					(52,667)
Net Assets (100%)					8,894,646

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $65,583,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $30,635,000, representing 0.3% of net assets.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $69,514,000 of collateral received for securities on loan.
7	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8	Securities with a value of $2,199,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.
CVR—Contingent Value Rights. GDR—Global Depositary Receipt. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Total World Stock Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	459,733	3,672,520	1,194
Common Stocks—United States	4,723,900	1,746	45
Temporary Cash Investments	85,776	2,399	—
Futures Contracts—Assets[1]	149	—	—
Futures Contracts—Liabilities[1]	—	—	—
Forward Currency Contracts—Assets	—	459	—
Forward Currency Contracts—Liabilities	—	(500)	—
Total	5,269,558	3,676,624	1,239
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has

Total World Stock Index Fund

pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	160	17,346	596
Dow Jones EURO STOXX 50 Index	September 2016	174	5,804	98
E-mini S&P Mid-Cap 400 Index	September 2016	36	5,605	176
Topix Index	September 2016	29	3,759	(73)
FTSE 100 Index	September 2016	35	3,102	308
S&P ASX 200 Index	September 2016	16	1,678	143
				1,248

Unrealized appreciation (depreciation) on E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, E-mini S&P Mid-Cap 400 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July, 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/13/16	JPY	826,990	USD	7,735	383
JPMorgan Chase Bank, N.A.	9/21/16	EUR	3,532	USD	4,009	(52)
BNP Paribas	9/21/16	EUR	1,907	USD	2,145	(9)
BNP Paribas	9/20/16	AUD	2,077	USD	1,528	48
Citibank, N.A.	9/21/16	GBP	983	USD	1,416	(114)
Morgan Stanley Capital
Services LLC	9/21/16	GBP	828	USD	1,168	(71)
Goldman Sachs International	9/13/16	JPY	76,590	USD	739	13

Total World Stock Index Fund

BNP Paribas	9/21/16	EUR	595	USD	660	7
Goldman Sachs International	9/21/16	GBP	357	USD	524	(51)
Barclays Bank plc	9/20/16	AUD	520	USD	387	8
BNP Paribas	9/21/16	GBP	267	USD	354	—
JPMorgan Chase Bank, N.A.	9/13/16	USD	3,993	JPY	422,235	(152)
Barclays Bank plc	9/21/16	USD	1,143	EUR	1,038	(19)
Citibank, N.A.	9/13/16	USD	761	JPY	79,560	(21)
Goldman Sachs International	9/21/16	USD	438	GBP	334	(4)
Citibank, N.A.	9/20/16	USD	409	AUD	548	(7)
						(41)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2016, the cost of investment securities for tax purposes was $8,039,886,000. Net unrealized appreciation of investment securities for tax purposes was $907,427,000, consisting of unrealized gains of $1,528,641,000 on securities that had risen in value since their purchase and $621,214,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)1
Australia (5.4%)
Commonwealth Bank of Australia	2,362,680	139,084
Westpac Banking Corp.	4,621,890	109,365
Australia & New Zealand Banking Group Ltd.	4,042,950	79,543
National Australia Bank Ltd.	3,679,905	74,394
BHP Billiton Ltd.	4,464,471	66,174
CSL Ltd.	636,755	57,101
Wesfarmers Ltd.	1,556,432	50,905
Woolworths Ltd.	1,762,059	31,402
Scentre Group	7,110,648	28,659
Transurban Group	2,811,276	26,861
Telstra Corp. Ltd.	5,994,252	26,291
Macquarie Group Ltd.	428,565	24,264
Rio Tinto Ltd.	590,118	22,520
Brambles Ltd.	2,196,437	22,469
Westfield Corp.	2,688,580	21,856
Woodside Petroleum Ltd.	1,019,616	20,828
* Newcrest Mining Ltd.	1,060,904	20,663
Amcor Ltd.	1,611,155	18,413
Suncorp Group Ltd.	1,789,862	18,272
AMP Ltd.	4,076,675	18,037
QBE Insurance Group Ltd.	1,904,764	15,898
Insurance Australia Group Ltd.	3,382,434	15,558
AGL Energy Ltd.	938,630	14,695
Goodman Group	2,473,918	14,189
Stockland	3,327,703	12,771
Vicinity Centres	4,570,892	12,045
APA Group	1,547,750	11,446
Aurizon Holdings Ltd.	2,740,426	10,844
Ramsay Health Care Ltd.	180,407	10,807
Aristocrat Leisure Ltd.	882,117	10,706
GPT Group	2,494,747	10,640
* South32 Ltd.	7,402,876	10,439
James Hardie Industries plc	618,885	10,269
Origin Energy Ltd.	2,415,380	10,185
ASX Ltd.	266,890	10,094
Sonic Healthcare Ltd.	574,410	10,035
Dexus Property Group	1,350,543	10,030
Caltex Australia Ltd.	363,621	9,196
Medibank Pvt Ltd.	3,831,247	8,943
Oil Search Ltd.	1,631,093	8,938
Sydney Airport	1,510,720	8,700
Mirvac Group	5,148,935	8,614
Cochlear Ltd.	79,556	8,038
LendLease Group	769,369	7,853
Santos Ltd.	2,289,476	7,827
^ Fortescue Metals Group Ltd.	2,234,518	7,621
Treasury Wine Estates Ltd.	1,023,837	7,520
DUET Group	3,384,745	6,929
Tatts Group Ltd.	2,014,777	6,323

SEEK Ltd.	479,861	6,106
Challenger Ltd.	792,615	5,731
Orica Ltd.	519,301	5,607
Healthscope Ltd.	2,409,613	5,427
Boral Ltd.	1,027,908	5,376
Coca-Cola Amatil Ltd.	748,945	5,239
Crown Resorts Ltd.	525,158	5,234
BlueScope Steel Ltd.	798,441	5,151
Star Entertainment Grp Ltd.	1,138,355	5,142
Incitec Pivot Ltd.	2,317,530	5,074
Bendigo & Adelaide Bank Ltd.	642,434	4,964
Domino's Pizza Enterprises Ltd.	85,513	4,899
Computershare Ltd.	674,063	4,551
TPG Telecom Ltd.	463,057	4,527
Tabcorp Holdings Ltd.	1,141,589	4,248
Bank of Queensland Ltd.	525,100	4,224
Orora Ltd.	1,687,533	3,697
REA Group Ltd.	74,069	3,678
Alumina Ltd.	3,425,018	3,463
Qantas Airways Ltd.	1,405,631	3,375
AusNet Services	2,419,775	3,256
CIMIC Group Ltd.	140,854	3,133
Ansell Ltd.	211,228	3,112
Iluka Resources Ltd.	574,548	3,090
^ IOOF Holdings Ltd.	420,532	2,894
Adelaide Brighton Ltd.	633,593	2,847
ALS Ltd.	705,114	2,737
DuluxGroup Ltd.	541,004	2,733
Harvey Norman Holdings Ltd.	731,104	2,690
Macquarie Atlas Roads Group	591,895	2,621
Magellan Financial Group Ltd.	150,597	2,619
Fairfax Media Ltd.	3,241,489	2,590
* Metcash Ltd.	1,352,053	2,216
Perpetual Ltd.	61,180	2,118
CSR Ltd.	720,923	2,110
OZ Minerals Ltd.	415,525	2,034
^ Flight Centre Travel Group Ltd.	77,666	1,903
Downer EDI Ltd.	583,085	1,854
Shopping Centres Australasia Property Group	985,712	1,792
WorleyParsons Ltd.	309,210	1,770
Sims Metal Management Ltd.	248,594	1,602
Nufarm Ltd.	243,927	1,538
Platinum Asset Management Ltd.	313,616	1,445
* Whitehaven Coal Ltd.	809,782	1,047
Seven West Media Ltd.	1,213,329	958
New Hope Corp. Ltd.	296,312	361
		1,327,037
Austria (0.1%)
Erste Group Bank AG	401,857	10,650
voestalpine AG	156,930	5,534
OMV AG	199,885	5,339
ANDRITZ AG	100,316	5,115
* Raiffeisen Bank International AG	160,356	2,116
Vienna Insurance Group AG Wiener Versicherung Gruppe	55,326	1,097
Telekom Austria AG	112,811	664
		30,515

Belgium (0.9%)
	Anheuser-Busch InBev SA/NV	1,109,629	143,356
*	KBC Group NV	382,844	19,901
	UCB SA	168,349	13,172
	Solvay SA Class A	97,195	10,089
	Ageas	273,942	9,210
	Groupe Bruxelles Lambert SA	107,972	9,109
	Umicore SA	127,265	7,364
	Proximus SADP	194,721	6,078
	Colruyt SA	88,910	4,960
	Ackermans & van Haaren NV	33,954	4,110
	bpost SA	137,479	3,603
*	Telenet Group Holding NV	67,924	3,221
			234,173
Brazil (1.7%)
	Itau Unibanco Holding SA ADR	3,560,636	37,209
	Banco Bradesco SA ADR	3,858,498	33,569
	Ambev SA ADR	3,894,355	22,509
*	Petroleo Brasileiro SA ADR	2,783,540	20,292
*,^ Petroleo Brasileiro SA ADR Ordinary Shares		2,162,855	18,774
	Cielo SA	1,448,764	16,421
	BRF SA	963,862	16,142
	Ambev SA	2,616,440	15,171
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,398,729	14,123
	Itausa - Investimentos Itau SA Preference Shares	5,338,358	13,764
	Ultrapar Participacoes SA	534,137	12,197
	Kroton Educacional SA	2,117,592	9,431
	Banco Bradesco SA	921,851	8,305
^	Vale SA Class B ADR	1,400,018	8,050
	Vale SA Class B ADR Preference Shares	1,714,340	7,903
	BB Seguridade Participacoes SA	834,728	7,759
	Banco do Brasil SA	1,191,886	7,738
	Lojas Renner SA	886,110	7,450
	Raia Drogasil SA	343,070	7,013
	CCR SA	1,208,353	6,980
	Telefonica Brasil SA Preference Shares	369,635	5,612
	Lojas Americanas SA Preference Shares	863,298	5,099
	Equatorial Energia SA	276,026	4,727
	Vale SA Preference Shares	992,936	4,597
	Cia de Saneamento Basico do Estado de Sao Paulo	475,417	4,516
	Hypermarcas SA	524,533	4,441
	CETIP SA - Mercados Organizados	305,821	4,081
	Banco Santander Brasil SA	638,800	4,015
	Klabin SA	752,284	3,942
*	Engie Brasil Energia SA	291,508	3,795
	Embraer SA ADR	203,360	3,715
*	Petroleo Brasileiro SA	851,132	3,678
	WEG SA	757,724	3,568
*	BR Malls Participacoes SA	788,326	3,418
	JBS SA	977,874	3,287
	CPFL Energia SA	435,492	3,068
	Itau Unibanco Holding SA Preference Shares	288,678	3,008
	BRF SA ADR	168,093	2,804
	Telefonica Brasil SA ADR	170,670	2,584
	Vale SA	427,000	2,436
	Natura Cosmeticos SA	236,931	2,433
	Localiza Rent a Car SA	191,913	2,385

*,^ Cia Siderurgica Nacional SA ADR		702,108	2,380
	M Dias Branco SA	63,662	2,307
	Itau Unibanco Holding SA	236,322	2,138
*	Centrais Eletricas Brasileiras SA	393,199	2,138
*	Centrais Eletricas Brasileiras SA Preference Shares	306,476	2,106
	Multiplan Empreendimentos Imobiliarios SA	107,900	2,102
	Cia Energetica de Minas Gerais ADR	737,328	2,042
	Cia Brasileira de Distribuicao ADR	132,017	1,989
	TOTVS SA	193,862	1,967
	Gerdau SA ADR	829,073	1,957
	EDP - Energias do Brasil SA	430,645	1,910
	Estacio Participacoes SA	346,200	1,885
	BTG Pactual Group	358,589	1,881
	Fibria Celulose SA	306,400	1,870
	Sul America SA	323,988	1,723
*	Petroleo Brasileiro SA Preference Shares	433,739	1,588
	Cia Paranaense de Energia ADR	159,500	1,579
	Cosan SA Industria e Comercio	146,234	1,536
	Suzano Papel e Celulose SA Preference Shares Class A	394,600	1,207
	TIM Participacoes SA	461,730	1,183
	AES Tiete Energia SA	213,916	1,135
	Porto Seguro SA	129,912	1,126
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	51,324	1,092
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	71,030	1,075
	Cia Energetica de Sao Paulo Preference Shares	244,934	1,051
	TIM Participacoes SA ADR	81,069	1,045
	Transmissora Alianca de Energia Eletrica SA	124,544	995
	Lojas Americanas SA	247,074	994
	Gerdau SA Preference Shares	406,586	972
*	Cia Siderurgica Nacional SA	272,500	930
	Cia Energetica de Minas Gerais Preference Shares	328,837	922
	Smiles SA	56,830	911
	Multiplus SA	64,823	855
	Braskem SA ADR	71,292	820
	Embraer SA	166,500	761
	Braskem SA Preference Shares	67,500	386
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	18,123	307
	Cia Energetica de Minas Gerais	99,669	284
*	Usinas Siderurgicas de Minas Gerais SA	104,090	270
	Cia Paranaense de Energia	24,000	158
	Banco Bradesco SA Preference Shares	12,140	106
	Cia Paranaense de Energia Preference Shares	4,200	42
*	Cia de Gas de Sao Paulo-Receipt Line	45	1
*	Cia de Gas de Sao Paulo - COMGAS	11	—
	Itausa - Investimentos Itau SA	7	—
			425,735
Canada (5.9%)
^	Royal Bank of Canada	2,058,725	125,496
^	Toronto-Dominion Bank	2,566,306	111,819
	Bank of Nova Scotia	1,682,943	85,472
	Suncor Energy Inc.	2,315,310	62,314
	Canadian National Railway Co.	976,472	61,902
^	Bank of Montreal	894,046	57,314
	Enbridge Inc.	1,285,779	52,893
	TransCanada Corp.	1,111,218	51,525
	Canadian Natural Resources Ltd.	1,525,207	46,189
	Brookfield Asset Management Inc. Class A	1,208,362	41,730

Canadian Imperial Bank of Commerce	549,009	41,708
Manulife Financial Corp.	2,740,247	37,358
Barrick Gold Corp.	1,507,660	32,921
Canadian Pacific Railway Ltd.	194,740	29,176
Sun Life Financial Inc.	849,423	27,988
Alimentation Couche-Tard Inc. Class B	548,260	24,787
Rogers Communications Inc. Class B	504,353	22,277
Goldcorp Inc.	1,150,276	20,554
Magna International Inc.	530,581	20,441
Thomson Reuters Corp.	472,060	19,889
^ BCE Inc.	401,062	19,208
Franco-Nevada Corp.	246,627	19,016
Potash Corp. of Saskatchewan Inc.	1,167,073	18,190
Agnico Eagle Mines Ltd.	307,692	17,906
Loblaw Cos. Ltd.	317,399	17,705
Agrium Inc.	192,215	17,445
* CGI Group Inc. Class A	356,585	17,312
Fairfax Financial Holdings Ltd.	32,045	17,181
Silver Wheaton Corp.	611,925	17,083
Cenovus Energy Inc.	1,159,101	16,592
National Bank of Canada	468,514	16,043
Pembina Pipeline Corp.	538,662	15,710
Restaurant Brands International Inc.	311,578	13,941
Intact Financial Corp.	182,364	13,072
Fortis Inc.	392,090	12,988
Metro Inc.	332,286	12,081
Shaw Communications Inc. Class B	581,782	11,799
Imperial Oil Ltd.	366,087	11,263
Great-West Lifeco Inc.	418,509	10,869
Power Corp. of Canada	489,981	10,673
Saputo Inc.	353,187	10,612
^ Canadian Tire Corp. Ltd. Class A	98,035	10,301
^ Crescent Point Energy Corp.	696,930	10,190
* Valeant Pharmaceuticals International Inc.	441,697	9,838
^ RioCan REIT	439,040	9,745
Inter Pipeline Ltd.	465,436	9,725
Encana Corp.	1,184,698	9,527
TELUS Corp.	275,564	9,221
SNC-Lavalin Group Inc.	209,870	9,042
Constellation Software Inc.	22,111	9,001
^ ARC Resources Ltd.	486,724	8,563
Canadian Utilities Ltd. Class A	265,469	8,171
Power Financial Corp.	327,435	7,571
* Tourmaline Oil Corp.	283,713	7,269
^ CI Financial Corp.	326,186	6,668
George Weston Ltd.	70,610	6,271
* BlackBerry Ltd.	698,493	5,296
Cameco Corp.	541,203	5,173
Husky Energy Inc.	416,642	4,901
2 Hydro One Ltd.	240,636	4,779
* Turquoise Hill Resources Ltd.	1,105,223	3,936
IGM Financial Inc.	133,297	3,709
Barrick Gold Corp.	112,553	2,460
Brookfield Asset Management Inc. Class A	33,000	1,141
Restaurant Brands International LP	1,203	54
		1,452,994

Chile (0.3%)
SACI Falabella	679,332	4,984
Empresas COPEC SA	521,583	4,707
Cencosud SA	1,637,333	4,659
* Latam Airlines Group SA	460,761	4,022
Banco de Chile	34,031,665	3,771
Empresa Nacional de Electricidad SA ADR	136,972	3,739
Banco Santander Chile ADR	168,968	3,476
Empresas CMPC SA	1,529,970	3,208
Enersis Americas SA ADR	346,610	3,009
Banco de Credito e Inversiones	66,122	2,938
Sociedad Quimica y Minera de Chile SA ADR	115,463	2,861
Aguas Andinas SA Class A	4,256,216	2,573
Colbun SA	9,842,580	2,416
Cia Cervecerias Unidas SA	206,973	2,370
* Itau CorpBanca	237,270,889	2,061
* Empresa Nacional de Telecomunicaciones SA	197,457	1,944
Enersis Chile SA ADR	337,280	1,936
Endesa Americas SA ADR	134,647	1,886
Enersis Americas SA	9,960,968	1,738
AES Gener SA	3,535,310	1,710
Embotelladora Andina SA Preference Shares	321,927	1,257
Enersis Chile SA	9,960,968	1,159
SONDA SA	628,485	1,155
Banco Santander Chile	17,451,061	896
Empresa Nacional de Electricidad SA	573,761	523
Endesa Americas SA	676,553	316
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	12,529	312
		65,626
China (4.6%)
Tencent Holdings Ltd.	7,432,580	179,520
China Mobile Ltd.	7,405,704	91,709
China Construction Bank Corp.	127,094,277	85,476
Industrial & Commercial Bank of China Ltd.	100,217,500	57,173
Bank of China Ltd.	104,698,541	43,225
Ping An Insurance Group Co. of China Ltd.	6,941,876	32,579
CNOOC Ltd.	22,371,536	26,963
China Petroleum & Chemical Corp.	35,493,400	25,455
China Life Insurance Co. Ltd.	10,352,000	23,481
PetroChina Co. Ltd.	29,352,000	20,120
China Overseas Land & Investment Ltd.	5,353,760	17,660
Agricultural Bank of China Ltd.	35,920,715	13,232
China Pacific Insurance Group Co. Ltd.	3,582,120	12,730
China Merchants Bank Co. Ltd.	5,313,508	11,394
China Telecom Corp. Ltd.	22,518,000	11,129
CITIC Ltd.	6,890,000	10,455
PICC Property & Casualty Co. Ltd.	6,411,940	9,991
China Minsheng Banking Corp. Ltd.	9,067,060	9,480
China Resources Land Ltd.	3,762,369	9,385
China Shenhua Energy Co. Ltd.	4,745,500	9,111
Hengan International Group Co. Ltd.	1,022,517	8,607
China Unicom Hong Kong Ltd.	8,013,123	8,536
Haitong Securities Co. Ltd.	4,766,963	7,782
Bank of Communications Co. Ltd.	11,166,220	7,558
Sinopharm Group Co. Ltd.	1,468,400	7,133
China Communications Construction Co. Ltd.	6,188,000	6,781
CITIC Securities Co. Ltd.	3,148,500	6,726

	China CITIC Bank Corp. Ltd.	10,536,843	6,679
	Lenovo Group Ltd.	9,626,966	6,239
*,^ BYD Co. Ltd.		949,141	6,045
2	Dalian Wanda Commercial Properties Co. Ltd.	944,696	6,002
	Guangdong Investment Ltd.	3,890,000	5,978
	CRRC Corp. Ltd.	5,624,600	5,175
	Dongfeng Motor Group Co. Ltd.	4,114,000	5,094
	CSPC Pharmaceutical Group Ltd.	5,793,765	5,017
2	Huatai Securities Co. Ltd.	2,388,512	4,894
	China Merchants Holdings International Co. Ltd.	1,658,893	4,879
	Belle International Holdings Ltd.	7,348,839	4,872
	ENN Energy Holdings Ltd.	1,016,000	4,852
	GF Securities Co. Ltd.	2,158,800	4,743
	Great Wall Motor Co. Ltd.	4,352,750	4,538
2	China Galaxy Securities Co. Ltd.	5,155,500	4,474
^	China Resources Beer Holdings Co. Ltd.	2,261,333	4,385
	Anhui Conch Cement Co. Ltd.	1,650,000	4,341
	Geely Automobile Holdings Ltd.	6,555,000	4,323
	Brilliance China Automotive Holdings Ltd.	3,832,000	4,266
	China Resources Power Holdings Co. Ltd.	2,658,400	4,249
	China Vanke Co. Ltd.	1,852,138	4,200
	Fosun International Ltd.	3,185,392	4,180
	Shenzhou International Group Holdings Ltd.	787,944	4,159
	Beijing Enterprises Holdings Ltd.	732,800	4,143
	Country Garden Holdings Co. Ltd.	10,091,812	4,117
2	CGN Power Co. Ltd.	13,850,000	4,102
	China Cinda Asset Management Co. Ltd.	12,555,000	4,092
*	China Railway Group Ltd.	5,322,000	4,026
*	China Taiping Insurance Holdings Co. Ltd.	2,041,426	4,017
	Sino Biopharmaceutical Ltd.	5,936,440	3,977
	New China Life Insurance Co. Ltd.	1,114,943	3,967
	China Everbright International Ltd.	3,661,000	3,965
	Guangzhou Automobile Group Co. Ltd.	3,075,558	3,956
	Zhuzhou CRRC Times Electric Co. Ltd.	699,000	3,867
*	Alibaba Pictures Group Ltd.	17,473,000	3,749
	China Longyuan Power Group Corp. Ltd.	4,645,000	3,739
	Huaneng Power International Inc.	5,833,000	3,593
	China Gas Holdings Ltd.	2,203,592	3,488
2	People's Insurance Co. Group of China Ltd.	8,852,000	3,420
*,2 China Huarong Asset Management Co. Ltd.		8,590,000	3,416
^	Beijing Enterprises Water Group Ltd.	5,596,000	3,406
	China State Construction International Holdings Ltd.	2,530,000	3,391
	China Conch Venture Holdings Ltd.	1,734,982	3,326
	China Railway Construction Corp. Ltd.	2,636,074	3,178
*,^ China Evergrande Group		5,025,336	3,175
	Fullshare Holdings Ltd.	7,162,500	3,107
^	Kunlun Energy Co. Ltd.	3,970,000	3,019
*	Alibaba Health Information Technology Ltd.	4,268,000	2,973
	Zijin Mining Group Co. Ltd.	7,950,000	2,906
	Haier Electronics Group Co. Ltd.	1,723,215	2,895
	Longfor Properties Co. Ltd.	2,019,000	2,765
	ANTA Sports Products Ltd.	1,236,000	2,762
	China Resources Gas Group Ltd.	928,000	2,727
	TravelSky Technology Ltd.	1,413,000	2,712
	China Medical System Holdings Ltd.	1,753,542	2,583
	Beijing Capital International Airport Co. Ltd.	2,136,000	2,469
	COSCO Pacific Ltd.	2,376,578	2,454

	GCL-Poly Energy Holdings Ltd.	17,644,800	2,427
	Jiangsu Expressway Co. Ltd.	1,712,000	2,422
	Sinopec Shanghai Petrochemical Co. Ltd.	4,931,000	2,413
	Shanghai Pharmaceuticals Holding Co. Ltd.	989,800	2,354
	AviChina Industry & Technology Co. Ltd.	3,126,000	2,299
	Shimao Property Holdings Ltd.	1,753,594	2,296
	Far East Horizon Ltd.	2,911,445	2,296
	China Everbright Ltd.	1,156,000	2,214
	Shenzhen International Holdings Ltd.	1,500,500	2,186
	China Reinsurance Group Corp.	9,211,000	2,154
	Zhejiang Expressway Co. Ltd.	2,062,000	2,136
	Kingboard Chemical Holdings Ltd.	956,100	2,066
	Guangzhou R&F Properties Co. Ltd.	1,360,000	2,064
	Chongqing Rural Commercial Bank Co. Ltd.	3,897,000	2,051
^	China Huishan Dairy Holdings Co. Ltd.	5,117,438	2,013
	China Oilfield Services Ltd.	2,542,000	2,011
	China Everbright Bank Co. Ltd.	4,568,297	1,991
	Air China Ltd.	2,578,000	1,968
	Chongqing Changan Automobile Co. Ltd. Class B	1,180,697	1,961
	GOME Electrical Appliances Holding Ltd.	16,023,357	1,948
^	Kingsoft Corp. Ltd.	1,139,000	1,944
	China Jinmao Holdings Group Ltd.	6,848,000	1,913
	China National Building Material Co. Ltd.	4,142,400	1,911
	China Power International Development Ltd.	4,644,130	1,896
	China Communications Services Corp. Ltd.	3,474,800	1,890
	Jiangxi Copper Co. Ltd.	1,630,000	1,873
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,252,859	1,848
	Huaneng Renewables Corp. Ltd.	5,748,000	1,845
	Tsingtao Brewery Co. Ltd.	522,000	1,844
*,^ Aluminum Corp. of China Ltd.		5,607,000	1,814
2	Fuyao Glass Industry Group Co. Ltd.	702,000	1,778
	Sino-Ocean Group Holding Ltd.	4,184,185	1,773
	Nine Dragons Paper Holdings Ltd.	2,196,331	1,751
^	Yanzhou Coal Mining Co. Ltd.	2,788,910	1,722
	Shenzhen Investment Ltd.	4,167,154	1,701
2	BAIC Motor Corp. Ltd.	1,854,700	1,687
	Weichai Power Co. Ltd.	1,384,400	1,665
*,^ Shanghai Electric Group Co. Ltd.		3,976,000	1,657
	China Southern Airlines Co. Ltd.	2,481,000	1,636
	Sunac China Holdings Ltd.	2,540,707	1,599
	Shanghai Industrial Holdings Ltd.	651,000	1,527
2	Shengjing Bank Co. Ltd.	1,375,140	1,518
*	Luye Pharma Group Ltd.	2,310,000	1,501
*,^ China Coal Energy Co. Ltd.		2,834,000	1,500
	Lee & Man Paper Manufacturing Ltd.	1,884,200	1,457
^	Zhaojin Mining Industry Co. Ltd.	1,259,000	1,456
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,604,000	1,456
2	China Railway Signal & Communication Corp. Ltd.	2,149,700	1,435
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	579,000	1,424
*,2 China International Capital Corp. Ltd.		976,000	1,418
*,2 3SBio Inc.		1,407,500	1,414
	ZTE Corp.	1,027,671	1,386
2	Sinopec Engineering Group Co. Ltd.	1,509,593	1,321
2	Legend Holdings Corp.	545,300	1,300
	Haitian International Holdings Ltd.	772,000	1,296
^	China Molybdenum Co. Ltd.	5,559,000	1,266
*,^ China COSCO Holdings Co. Ltd.		3,608,800	1,263

*,^ China Traditional Chinese Medicine Holdings Co. Ltd.		2,994,075	1,225
*	China Eastern Airlines Corp. Ltd.	2,134,000	1,197
	SOHO China Ltd.	2,540,000	1,175
	Metallurgical Corp. of China Ltd.	3,845,000	1,174
*,^ CAR Inc.		1,143,597	1,172
	BBMG Corp.	3,132,000	1,150
*	Li Ning Co. Ltd.	2,185,104	1,144
	Sinotrans Ltd.	2,493,000	1,144
	Agile Group Holdings Ltd.	1,914,750	1,099
^,2 Dali Foods Group Co. Ltd.		1,880,000	1,098
*	China Shipping Container Lines Co. Ltd.	5,187,700	1,089
	Yuexiu Property Co. Ltd.	8,407,708	1,086
^	China Hongqiao Group Ltd.	1,576,386	1,055
	Huadian Power International Corp. Ltd.	2,182,000	1,035
	Lao Feng Xiang Co. Ltd. Class B	279,500	1,005
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,372,454	1,004
^	Datang International Power Generation Co. Ltd.	3,848,000	1,000
	KWG Property Holding Ltd.	1,601,500	994
	China Shipping Development Co. Ltd.	1,742,000	988
*	China Agri-Industries Holdings Ltd.	2,812,200	981
	China Resources Cement Holdings Ltd.	2,620,000	954
	Shenzhen Expressway Co. Ltd.	1,006,000	950
	Guangshen Railway Co. Ltd.	1,920,000	941
	Kingboard Laminates Holdings Ltd.	1,422,000	907
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	295,884	888
	Dazhong Transportation Group Co. Ltd. Class B	1,129,954	859
^	China Zhongwang Holdings Ltd.	1,919,200	858
	Huadian Fuxin Energy Corp. Ltd.	3,630,134	845
	CSG Holding Co. Ltd. Class B	1,021,212	839
	Beijing Jingneng Clean Energy Co. Ltd.	2,760,000	835
^	Golden Eagle Retail Group Ltd.	731,000	821
	China Dongxiang Group Co. Ltd.	4,144,000	818
	China Machinery Engineering Corp.	1,295,361	812
	Hopson Development Holdings Ltd.	884,000	809
^	Xinjiang Goldwind Science & Technology Co. Ltd.	584,600	795
*,^ Greentown China Holdings Ltd.		1,086,121	790
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	318,000	789
*,^ Angang Steel Co. Ltd.		1,568,000	769
*,^ Biostime International Holdings Ltd.		231,000	750
2	Red Star Macalline Group Corp. Ltd.	726,369	748
	Huishang Bank Corp. Ltd.	1,508,504	713
^	China International Marine Containers Group Co. Ltd.	614,620	710
*,^ Poly Property Group Co. Ltd.		2,594,000	701
^	China South City Holdings Ltd.	3,214,000	661
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	289,591	634
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	399,429	627
	Anhui Gujing Distillery Co. Ltd. Class B	156,700	627
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,727,405	587
	Shandong Chenming Paper Holdings Ltd. Class B	709,800	586
*	Maanshan Iron & Steel Co. Ltd.	2,604,000	583
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,151,266	581
^	Dalian Port PDA Co. Ltd.	2,686,400	566
	Shanghai Baosight Software Co. Ltd. Class B	310,400	566
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	221,782	564
	China BlueChemical Ltd.	2,670,000	535
*	Renhe Commercial Holdings Co. Ltd.	20,986,000	534
*,2 Tianhe Chemicals Group Ltd.		3,538,329	534

^	China Energy Engineering Corp. Ltd.	3,638,000	531
*	Sinopec Oilfield Service Corp.	2,816,000	525
	Guangdong Electric Power Development Co. Ltd. Class B	1,134,572	518
	CSSC Offshore and Marine Engineering Group Co. Ltd.	338,000	511
	Zhongsheng Group Holdings Ltd.	821,000	507
	Anhui Expressway Co. Ltd.	628,000	487
*	Huadian Energy Co. Ltd. Class B	921,800	475
	Shanghai Haixin Group Co. Class B	600,037	473
	China National Accord Medicines Corp. Ltd. Class B	74,430	454
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	256,100	452
	Weifu High-Technology Group Co. Ltd. Class B	213,062	446
	BOE Technology Group Co. Ltd. Class B	1,675,520	437
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	524,935	422
	Shandong Chenming Paper Holdings Ltd.	494,500	415
	Sichuan Expressway Co. Ltd.	1,186,000	407
*	Hanergy Thin Film Power Group Ltd.	14,742,000	399
	Harbin Electric Co. Ltd.	862,000	398
	China National Materials Co. Ltd.	1,605,000	395
	Sinotruk Hong Kong Ltd.	859,500	384
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	311,153	376
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	215,194	367
^	Dongfang Electric Corp. Ltd.	455,400	361
^	China Foods Ltd.	934,000	356
*	Shanghai Bailian Group Co. Ltd. Class B	240,690	343
	Shanghai Huayi Group Corp. Ltd. Class B	313,600	337
*,^ CITIC Resources Holdings Ltd.		3,040,690	327
	Foshan Electrical and Lighting Co. Ltd. Class B	394,576	326
	CIMC Enric Holdings Ltd.	784,287	312
	Bosideng International Holdings Ltd.	3,466,000	291
	Beijing North Star Co. Ltd.	922,000	283
	Sinofert Holdings Ltd.	2,341,153	278
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	190,700	278
	Jiangling Motors Corp. Ltd. Class B	111,283	257
*,^ Sany Heavy Equipment International Holdings Co. Ltd.		1,380,000	223
*	Bengang Steel Plates Co. Ltd. Class B	637,300	200
	Tianjin Capital Environmental Protection Group Co. Ltd.	420,000	198
	Jinzhou Port Co. Ltd. Class B	370,560	198
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	199,203	74
			1,148,334
Colombia (0.1%)
	Bancolombia SA ADR	143,272	4,894
	Grupo de Inversiones Suramericana SA	325,809	4,067
	Grupo Argos SA	453,992	2,736
	Cementos Argos SA	547,547	2,051
*	Ecopetrol SA	4,821,790	2,042
	Corp Financiera Colombiana SA	148,526	1,857
	Grupo Aval Acciones y Valores Preference Shares	4,431,864	1,689
	Grupo de Inversiones Suramericana SA Preference Shares	127,826	1,562
	Almacenes Exito SA	318,776	1,454
	Interconexion Electrica SA ESP	443,796	1,314
	Cementos Argos SA Preference Shares	283,835	976
*	Cemex Latam Holdings SA	217,281	878
*	Ecopetrol SA ADR	101,696	869
	Grupo Aval Acciones y Valores SA ADR	46,834	361
			26,750

Czech Republic (0.0%)
Komercni banka as	107,629	4,241
CEZ AS	223,186	4,224
*,2 Moneta Money Bank AS	356,782	1,100
		9,565
Denmark (1.4%)
Novo Nordisk A/S Class B	2,567,094	145,981
Danske Bank A/S	1,024,175	27,853
Vestas Wind Systems A/S	304,529	21,290
Pandora A/S	149,110	19,422
Novozymes A/S	309,334	15,182
Carlsberg A/S Class B	146,506	14,550
* Genmab A/S	75,364	13,664
AP Moeller - Maersk A/S Class B	8,611	11,698
DSV A/S	255,079	11,358
Coloplast A/S Class B	139,577	10,938
ISS A/S	257,143	9,918
AP Moeller - Maersk A/S Class A	6,171	8,068
Chr Hansen Holding A/S	122,251	7,689
TDC A/S	1,105,613	5,821
*,2 DONG Energy A/S	108,416	4,416
Jyske Bank A/S	97,303	4,046
William Demant Holding A/S	165,545	3,380
* H Lundbeck A/S	81,409	3,309
Tryg A/S	156,260	2,913
		341,496
Egypt (0.1%)
Commercial International Bank Egypt SAE	1,426,363	7,639
* Global Telecom Holding SAE GDR	747,042	1,324
* Egyptian Financial Group-Hermes Holding Co.	789,061	1,151
Talaat Moustafa Group	1,358,206	857
ElSewedy Electric Co.	106,234	520
* Medinet Nasr Housing	321,632	519
Telecom Egypt Co.	488,828	502
Juhayna Food Industries	607,623	429
* Orascom Construction Ltd.	77,459	371
Sidi Kerir Petrochemicals Co.	165,354	245
		13,557
Finland (0.7%)
Nokia Oyj	7,951,295	45,875
Sampo Oyj Class A	654,601	27,116
Kone Oyj Class B	528,267	26,767
UPM-Kymmene Oyj	741,225	15,286
Fortum Oyj	616,773	10,246
Wartsila OYJ Abp	216,829	9,413
Elisa Oyj	221,679	8,043
Stora Enso Oyj	799,563	7,264
Nokian Renkaat Oyj	188,565	7,010
Neste Oyj	179,591	6,815
Orion Oyj Class B	141,069	5,779
Metso Oyj	184,548	5,121
Kesko Oyj Class B	93,061	4,149
		178,884
France (6.4%)
TOTAL SA	2,960,812	142,397
Sanofi	1,552,679	132,247

BNP Paribas SA	1,358,610	67,393
Danone SA	790,804	60,650
LVMH Moet Hennessy Louis Vuitton SE	348,400	59,661
AXA SA	2,679,818	54,541
Vinci SA	648,564	49,294
Schneider Electric SE	755,163	49,270
Airbus Group SE	770,840	45,474
Orange SA	2,652,922	40,715
L'Oreal SA Loyalty Line	190,657	36,226
Essilor International SA	277,141	35,498
Societe Generale SA	1,019,454	34,757
Pernod Ricard SA	295,271	33,738
Engie SA	1,999,823	32,916
Vivendi SA	1,606,321	31,541
Cie de Saint-Gobain	670,945	28,483
Safran SA	411,497	27,972
L'Oreal SA	146,692	27,872
Air Liquide SA	260,639	27,787
Cie Generale des Etablissements Michelin	251,395	25,695
Air Liquide SA	219,013	23,349
Capgemini SA	221,303	21,273
Renault SA	239,398	20,932
Publicis Groupe SA	280,747	20,906
Legrand SA	369,390	20,382
Kering	103,610	19,691
Carrefour SA	769,149	19,270
* Valeo SA	324,040	16,624
Sodexo SA	127,136	14,892
Dassault Systemes	176,380	14,569
Veolia Environnement SA	648,675	14,377
Hermes International	33,173	14,277
Klepierre	285,540	13,692
Thales SA	144,870	13,195
Christian Dior SE	72,124	13,045
Atos SE	124,658	12,220
Accor SA	288,957	12,097
SES SA Class A	497,330	10,898
Credit Agricole SA	1,100,851	9,752
Technip SA	157,815	8,848
Gecina SA	55,641	8,433
Arkema SA	98,590	8,421
Ingenico Group SA	76,377	8,373
* Peugeot SA	537,351	8,116
Bouygues SA	269,522	7,984
Bureau Veritas SA	359,831	7,820
Eiffage SA	100,052	7,693
Teleperformance	79,404	7,388
Suez	451,615	7,329
Groupe Eurotunnel SE	643,386	6,687
SCOR SE	218,699	6,389
Edenred	280,089	6,354
STMicroelectronics NV	865,891	6,332
Iliad SA	32,483	6,313
Rexel SA	414,625	6,166
Zodiac Aerospace	269,753	6,074
Societe BIC SA	37,192	5,497
Natixis SA	1,306,709	5,388

*	Alstom SA	212,858	5,242
	Orpea	58,530	5,173
	Bollore SA	1,355,190	4,907
	Fonciere Des Regions	50,844	4,784
	Wendel SA	42,504	4,540
	Eutelsat Communications SA	226,792	4,510
	Eurofins Scientific SE	11,985	4,496
	Casino Guichard Perrachon SA	78,525	4,256
	Aeroports de Paris	39,719	4,225
	Faurecia	104,378	4,117
	Lagardere SCA	160,546	4,101
	ICADE	49,489	3,818
	Eurazeo SA	57,991	3,708
	SEB SA	27,822	3,705
	Imerys SA	51,789	3,676
	Electricite de France SA	273,134	3,575
	JCDecaux SA	103,372	3,533
	CNP Assurances	228,336	3,489
	Credit Agricole SA Loyalty Line	374,217	3,315
	Ipsen SA	48,866	3,188
	SFR Group SA	129,328	3,058
^	Remy Cointreau SA	32,924	2,880
	BioMerieux	19,856	2,745
*,2 Amundi SA		56,914	2,490
*	Sartorius Stedim Biotech	33,382	2,371
	Euler Hermes Group	21,535	1,781
	Electricite de France SA Loyalty Line	102,414	1,341
	SEB SA Loyalty Line	9,727	1,295
			1,585,492
Germany (6.2%)
	Bayer AG	1,150,413	123,668
	Siemens AG	1,057,425	114,780
	SAP SE	1,243,417	108,829
	BASF SE	1,284,215	100,878
	Allianz SE	633,393	90,756
	Daimler AG	1,328,886	90,343
	Deutsche Telekom AG	4,404,138	74,926
	adidas AG	278,506	45,751
	Fresenius SE & Co. KGaA	545,423	40,742
	Deutsche Post AG	1,322,588	39,472
	Bayerische Motoren Werke AG	452,233	38,966
	Linde AG	257,365	36,987
	Volkswagen AG Preference Shares	255,309	35,920
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	194,377	32,417
	Continental AG	150,249	31,510
	Henkel AG & Co. KGaA Preference Shares	241,423	30,083
	E.ON SE	2,607,384	27,964
	Fresenius Medical Care AG & Co. KGaA	296,669	27,097
	Infineon Technologies AG	1,559,994	25,862
*	Deutsche Bank AG	1,918,783	25,804
	Vonovia SE	648,279	25,703
	Deutsche Boerse AG	259,762	21,810
	Merck KGaA	179,717	19,847
	Henkel AG & Co. KGaA	162,637	17,655
	Deutsche Wohnen AG	468,559	17,542
	HeidelbergCement AG	195,631	16,572
	ProSiebenSat.1 Media SE	296,916	13,601

	thyssenkrupp AG	592,249	13,582
	GEA Group AG	246,729	13,174
	Beiersdorf AG	138,394	13,002
*	RWE AG	673,247	11,975
	Symrise AG	169,114	11,925
	Porsche Automobil Holding SE Preference Shares	212,364	11,105
	Brenntag AG	214,574	10,659
	Commerzbank AG	1,437,861	9,491
	LEG Immobilien AG	87,331	8,768
	Hannover Rueck SE	84,039	8,596
*	QIAGEN NV	313,293	8,224
^	Wirecard AG	160,330	7,460
	METRO AG	228,845	7,363
	United Internet AG	164,879	7,297
	MTU Aero Engines AG	70,748	7,230
	Evonik Industries AG	213,932	6,673
	OSRAM Licht AG	118,104	6,145
	Volkswagen AG	40,987	6,061
	LANXESS AG	126,409	5,973
*,2 Zalando SE		146,418	5,552
	K&S AG	263,837	5,515
	Bayerische Motoren Werke AG Preference Shares	75,133	5,446
	HUGO BOSS AG	89,518	5,313
	MAN SE	48,735	5,110
	KION Group AG	89,963	4,933
	RTL Group SA	54,175	4,619
	Sartorius AG Preference Shares	52,375	4,188
	Fuchs Petrolub SE Preference Shares	97,505	4,117
2	Covestro AG	87,889	4,108
	Telefonica Deutschland Holding AG	960,246	3,921
	HOCHTIEF AG	29,890	3,920
	Deutsche Lufthansa AG	320,268	3,807
	Axel Springer SE	62,657	3,434
	TUI AG	232,404	3,046
	Fraport AG Frankfurt Airport Services Worldwide	51,731	2,829
	Rational AG	5,681	2,748
	Fielmann AG	35,497	2,742
	Suedzucker AG	109,115	2,730
	Hella KGaA Hueck & Co.	60,663	2,214
	Wacker Chemie AG	20,918	1,950
	FUCHS PETROLUB SE	46,450	1,787
	Talanx AG	51,789	1,558
	RWE AG Preference Shares	44,448	577
			1,536,352
Greece (0.1%)
	Alpha Bank AE	1,890,085	3,812
	Hellenic Telecommunications Organization SA	340,489	3,345
	OPAP SA	292,412	2,347
	National Bank of Greece SA	7,506,324	1,727
	JUMBO SA	137,120	1,622
	Titan Cement Co. SA	64,958	1,489
	Eurobank Ergasias SA	2,490,745	1,442
	Piraeus Bank SA	7,916,206	1,353
	FF Group	45,621	1,126
	Motor Oil Hellas Corinth Refineries SA	74,011	866

*	Hellenic Petroleum SA	93,873	403
			19,532
Hong Kong (2.6%)
	AIA Group Ltd.	16,755,081	104,371
	CK Hutchison Holdings Ltd.	3,919,772	45,943
	Hong Kong Exchanges and Clearing Ltd.	1,665,800	41,242
	Cheung Kong Property Holdings Ltd.	3,919,622	28,126
	Sun Hung Kai Properties Ltd.	1,958,699	28,104
	Link REIT	3,133,768	23,413
	CLP Holdings Ltd.	2,143,776	22,342
	Hong Kong & China Gas Co. Ltd.	10,443,320	19,419
	Hang Seng Bank Ltd.	1,063,900	19,046
	Power Assets Holdings Ltd.	1,840,812	18,045
	Jardine Matheson Holdings Ltd.	281,846	16,763
	BOC Hong Kong Holdings Ltd.	5,000,882	16,465
	Sands China Ltd.	3,370,800	12,897
	Wharf Holdings Ltd.	1,684,389	11,641
	MTR Corp. Ltd.	1,953,000	11,061
	Hongkong Land Holdings Ltd.	1,632,865	10,477
	Galaxy Entertainment Group Ltd.	2,953,000	9,845
	Jardine Strategic Holdings Ltd.	311,400	9,546
	Henderson Land Development Co. Ltd.	1,565,503	9,345
	New World Development Co. Ltd.	7,836,309	9,132
	AAC Technologies Holdings Inc.	974,000	9,105
	Swire Pacific Ltd. Class A	707,267	8,476
	Cheung Kong Infrastructure Holdings Ltd.	885,000	7,835
	Sino Land Co. Ltd.	4,289,600	7,675
	Techtronic Industries Co. Ltd.	1,756,500	7,438
^	Bank of East Asia Ltd.	1,642,465	6,799
	China Mengniu Dairy Co. Ltd.	3,753,000	6,287
	Wheelock & Co. Ltd.	1,130,000	6,060
	Hang Lung Properties Ltd.	2,772,000	6,007
2	WH Group Ltd.	7,363,161	5,815
^	Want Want China Holdings Ltd.	8,851,805	5,436
	Samsonite International SA	1,798,220	5,121
	Yue Yuen Industrial Holdings Ltd.	1,161,330	4,719
	Swire Properties Ltd.	1,623,900	4,531
	PCCW Ltd.	5,678,000	4,137
	Hysan Development Co. Ltd.	870,000	4,012
	Li & Fung Ltd.	8,004,555	4,010
	Hang Lung Group Ltd.	1,195,000	3,872
^	Wynn Macau Ltd.	2,018,500	3,291
	NWS Holdings Ltd.	1,972,500	3,235
*	Semiconductor Manufacturing International Corp.	35,625,000	2,888
	Hopewell Holdings Ltd.	809,500	2,692
	First Pacific Co. Ltd.	3,222,350	2,506
	ASM Pacific Technology Ltd.	333,200	2,480
	Shangri-La Asia Ltd.	2,303,390	2,478
	VTech Holdings Ltd.	224,900	2,446
	Kerry Properties Ltd.	890,000	2,441
	Cathay Pacific Airways Ltd.	1,443,015	2,347
^	Tingyi Cayman Islands Holding Corp.	2,635,667	2,287
*,^ Kingston Financial Group Ltd.		4,832,000	2,146
^	Sun Art Retail Group Ltd.	3,066,055	2,132
*	Esprit Holdings Ltd.	2,606,444	2,093
^	Prada SPA	697,506	2,075
	Xinyi Glass Holdings Ltd.	2,626,000	2,010

	Champion REIT	3,323,000	1,921
^	Haitong International Securities Group Ltd.	3,063,908	1,855
	Great Eagle Holdings Ltd.	383,000	1,732
	MGM China Holdings Ltd.	1,106,976	1,609
	SJM Holdings Ltd.	2,541,000	1,593
	Cafe de Coral Holdings Ltd.	448,000	1,507
^	Xinyi Solar Holdings Ltd.	3,846,000	1,477
	Dah Sing Financial Holdings Ltd.	216,521	1,453
	Uni-President China Holdings Ltd.	1,863,702	1,431
^	Television Broadcasts Ltd.	415,900	1,412
	L'Occitane International SA	605,500	1,265
	Shui On Land Ltd.	4,582,200	1,237
*,^ China Minsheng Financial Holding Corp. Ltd.		11,590,000	1,199
	Johnson Electric Holdings Ltd.	475,875	1,198
^	Brightoil Petroleum Holdings Ltd.	4,020,000	1,185
	FIH Mobile Ltd.	3,460,000	1,179
^	Chow Tai Fook Jewellery Group Ltd.	1,498,000	1,157
^	Melco International Development Ltd.	1,077,000	1,108
^	Guotai Junan International Holdings Ltd.	3,188,943	1,075
	Kerry Logistics Network Ltd.	748,000	1,070
	China Travel International Investment Hong Kong Ltd.	3,558,000	1,012
	Dah Sing Banking Group Ltd.	526,063	987
	Orient Overseas International Ltd.	270,500	960
*	Huabao International Holdings Ltd.	2,670,000	959
	Lifestyle International Holdings Ltd.	622,000	878
^	Shougang Fushan Resources Group Ltd.	4,840,000	862
	Shun Tak Holdings Ltd.	2,465,625	800
^	United Co. RUSAL plc	2,201,876	784
^	Towngas China Co. Ltd.	1,235,921	752
	Texwinca Holdings Ltd.	884,000	696
*,^ China Oceanwide Holdings Ltd.		6,725,383	678
*	Global Brands Group Holding Ltd.	7,679,555	675
	HengTen Networks Group Ltd.	16,716,000	660
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,767,000	647
^	SA Sa International Holdings Ltd.	1,439,844	628
	Hopewell Highway Infrastructure Ltd.	1,211,100	620
	Kowloon Development Co. Ltd.	492,000	457

*,^,2 China Jicheng Holdings Ltd.		13,950,844	432
*,^ Macau Legend Development Ltd.		2,055,000	290
*,^ Good Resources Holdings Ltd.		3,249,853	170
*	Lifestyle China Group Ltd.	622,000	124
			655,839
Hungary (0.1%)
	OTP Bank plc	261,363	6,373
	MOL Hungarian Oil & Gas plc	66,957	4,201
	Richter Gedeon Nyrt	193,219	4,084
	Magyar Telekom Telecommunications plc	563,563	902
			15,560
India (2.4%)
	Housing Development Finance Corp. Ltd.	2,193,000	45,222
	Infosys Ltd. ADR	2,442,146	40,124
	Tata Consultancy Services Ltd.	653,472	25,600
2	Reliance Industries Ltd. GDR	730,456	22,046
	Sun Pharmaceutical Industries Ltd.	1,540,609	19,149
	HDFC Bank Ltd. ADR	226,144	15,665

ITC Ltd.	4,018,112	15,201
Hindustan Unilever Ltd.	991,373	13,673
Reliance Industries Ltd.	758,721	11,509
ICICI Bank Ltd. ADR	1,427,281	10,819
Tata Motors Ltd.	1,405,802	10,611
Bharti Airtel Ltd.	1,779,522	9,648
Oil & Natural Gas Corp. Ltd.	2,856,522	9,491
Mahindra & Mahindra Ltd.	419,323	9,194
Coal India Ltd.	1,845,280	9,063
Axis Bank Ltd.	1,062,738	8,704
Kotak Mahindra Bank Ltd.	741,183	8,467
HCL Technologies Ltd.	739,248	8,324
Lupin Ltd.	306,806	7,996
State Bank of India GDR	234,250	7,931
Larsen & Toubro Ltd.	310,687	7,250
Maruti Suzuki India Ltd.	94,537	6,736
Asian Paints Ltd.	400,318	6,669
NTPC Ltd.	2,752,974	6,519
Hero MotoCorp Ltd.	136,120	6,513
IndusInd Bank Ltd.	362,149	6,375
Indian Oil Corp. Ltd.	776,180	6,308
^ Wipro Ltd. ADR	552,573	6,266
Eicher Motors Ltd.	16,928	5,689
Zee Entertainment Enterprises Ltd.	748,232	5,563
Indiabulls Housing Finance Ltd.	450,368	5,150
UltraTech Cement Ltd.	90,318	5,019
Tech Mahindra Ltd.	644,026	4,705
Bharti Infratel Ltd.	750,108	4,427
Shriram Transport Finance Co. Ltd.	229,829	4,398
Aurobindo Pharma Ltd.	366,272	4,330
Bharat Petroleum Corp. Ltd.	479,092	4,239
JSW Steel Ltd.	164,964	4,137
Vedanta Ltd.	1,661,931	4,121
Godrej Consumer Products Ltd.	172,122	4,092
Adani Ports & Special Economic Zone Ltd.	1,148,167	3,988
UPL Ltd.	423,827	3,967
Bosch Ltd.	10,399	3,885
Bajaj Auto Ltd.	95,532	3,864
Power Grid Corp. of India Ltd.	1,405,968	3,699
Yes Bank Ltd.	196,972	3,593
Cipla Ltd.	439,440	3,465
Ambuja Cements Ltd.	853,472	3,464
Nestle India Ltd.	32,014	3,439
Bajaj Finance Ltd.	21,830	3,384
HDFC Bank Ltd.	178,194	3,317
Dabur India Ltd.	723,259	3,282
Dr Reddy's Laboratories Ltd. ADR	72,246	3,154
Infosys Ltd.	196,065	3,141
Idea Cellular Ltd.	1,972,289	3,097
* United Spirits Ltd.	81,864	2,999
ICICI Bank Ltd.	761,509	2,955
Shree Cement Ltd.	11,778	2,836
Piramal Enterprises Ltd.	117,630	2,818
Titan Co. Ltd.	432,267	2,725
Marico Ltd.	632,859	2,687
LIC Housing Finance Ltd.	344,759	2,681
Wipro Ltd.	316,738	2,581

	Tata Motors Ltd. Class A	517,417	2,507
	GAIL India Ltd.	427,300	2,442
	Glenmark Pharmaceuticals Ltd.	188,863	2,432
	Siemens Ltd.	119,960	2,367
	Hindalco Industries Ltd.	1,156,143	2,316
	Dr Reddy's Laboratories Ltd.	52,453	2,310
	Motherson Sumi Systems Ltd.	447,396	2,222
	Ashok Leyland Ltd.	1,554,269	2,215
	Bajaj Finserv Ltd.	51,563	2,103
	Hindustan Petroleum Corp. Ltd.	111,196	2,092
	Divi's Laboratories Ltd.	112,427	2,015
	Mahindra & Mahindra Financial Services Ltd.	365,610	1,808
	Cadila Healthcare Ltd.	329,040	1,807
	Bharat Heavy Electricals Ltd.	825,386	1,805
	Pidilite Industries Ltd.	164,767	1,803
	Britannia Industries Ltd.	40,760	1,790
	Cairn India Ltd.	608,883	1,763
	Tata Steel Ltd.	312,155	1,660
	Oracle Financial Services Software Ltd.	29,745	1,635
	Reliance Infrastructure Ltd.	179,596	1,634
	NMDC Ltd.	1,061,906	1,594
	ACC Ltd.	60,220	1,521
	Rural Electrification Corp. Ltd.	462,840	1,472
*	Bank of Baroda	645,795	1,469
	Bharat Electronics Ltd.	77,139	1,427
	Bharat Forge Ltd.	124,703	1,420
	DLF Ltd.	584,010	1,409
	Power Finance Corp. Ltd.	424,235	1,389
	NHPC Ltd.	3,634,047	1,376
*	Tata Power Co. Ltd.	1,268,025	1,365
	GlaxoSmithKline Pharmaceuticals Ltd.	27,224	1,347
	GlaxoSmithKline Consumer Healthcare Ltd.	13,913	1,316
	ABB India Ltd.	68,401	1,293
	Emami Ltd.	73,907	1,260
	Colgate-Palmolive India Ltd.	87,578	1,224
	Rajesh Exports Ltd.	185,420	1,215
	Reliance Capital Ltd.	177,462	1,191
	Torrent Pharmaceuticals Ltd.	55,122	1,188
	Cummins India Ltd.	89,094	1,162
*	Reliance Communications Ltd.	1,428,009	1,123
	United Breweries Ltd.	92,063	1,118
	Castrol India Ltd.	158,779	1,049
	Hindustan Zinc Ltd.	339,512	1,040
	Bajaj Holdings & Investment Ltd.	35,960	972
	Steel Authority of India Ltd.	1,327,539	935
	Mphasis Ltd.	112,858	911
	Aditya Birla Nuvo Ltd.	42,667	905
	Oil India Ltd.	161,291	893
	IDFC Bank Ltd.	1,113,608	861
	Grasim Industries Ltd.	11,689	855
*,2 InterGlobe Aviation Ltd.		54,224	801
	Exide Industries Ltd.	290,642	779
	Sun TV Network Ltd.	111,329	748
	JSW Energy Ltd.	558,364	690
*	Wockhardt Ltd.	45,282	685
*	Jindal Steel & Power Ltd.	538,915	676
*	Crompton Greaves Ltd.	556,042	654

* Punjab National Bank	348,421	645
Reliance Power Ltd.	785,614	638
* GMR Infrastructure Ltd.	2,915,787	625
Godrej Industries Ltd.	92,551	595
Tata Communications Ltd.	87,649	578
* Canara Bank	150,093	563
IDBI Bank Ltd.	537,300	563
* Adani Power Ltd.	1,222,627	511
Adani Enterprises Ltd.	404,396	488
* IDFC Ltd.	575,126	471
* Tata Chemicals Ltd.	61,655	437
Great Eastern Shipping Co. Ltd.	75,528	379
Torrent Power Ltd.	143,644	364
* Bank of India	216,332	362
Union Bank of India	188,519	361
* Mangalore Refinery & Petrochemicals Ltd.	276,782	336
* Corp Bank	271,987	169
Oriental Bank of Commerce	72,758	128
		582,236
Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT	70,114,196	22,823
Bank Central Asia Tbk PT	17,051,600	18,845
Astra International Tbk PT	27,952,058	16,551
Bank Rakyat Indonesia Persero Tbk PT	14,956,200	13,211
Bank Mandiri Persero Tbk PT	12,984,078	10,080
Unilever Indonesia Tbk PT	1,581,900	5,448
Bank Negara Indonesia Persero Tbk PT	10,297,714	4,222
Indofood Sukses Makmur Tbk PT	5,974,000	3,810
Perusahaan Gas Negara Persero Tbk	14,433,000	3,637
Kalbe Farma Tbk PT	26,736,381	3,429
Gudang Garam Tbk PT	642,400	3,317
Charoen Pokphand Indonesia Tbk PT	10,740,900	3,085
Semen Indonesia Persero Tbk PT	4,172,400	2,999
United Tractors Tbk PT	2,237,758	2,697
Indocement Tunggal Prakarsa Tbk PT	1,865,300	2,439
Indofood CBP Sukses Makmur Tbk PT	3,259,800	2,147
Surya Citra Media Tbk PT	7,901,900	1,914
Adaro Energy Tbk PT	18,145,458	1,449
* XL Axiata Tbk PT	4,990,125	1,415
Bank Danamon Indonesia Tbk PT	4,352,194	1,164
Tower Bersama Infrastructure Tbk PT	2,633,600	1,148
Jasa Marga Persero Tbk PT	2,807,000	1,144
Media Nusantara Citra Tbk PT	6,586,400	1,086
Tambang Batubara Bukit Asam Persero Tbk PT	1,157,400	875
Global Mediacom Tbk PT	9,209,900	726
* Vale Indonesia Tbk PT	2,870,000	563
* Astra Agro Lestari Tbk PT	497,988	553
		130,777
Ireland (0.2%)
Kerry Group plc Class A	201,154	17,212
Ryanair Holdings plc ADR	112,018	7,927
* Bank of Ireland	37,982,092	7,853
Smurfit Kappa Group plc	319,168	7,495
Glanbia plc	242,338	4,667
* Ryanair Holdings plc	19,968	266

* Irish Bank Resolution Corp. Ltd.	236,607	—
		45,420
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	1,364,204	74,666
Bank Hapoalim BM	1,386,024	7,066
* Bank Leumi Le-Israel BM	1,715,390	6,181
Bezeq The Israeli Telecommunication Corp. Ltd.	2,817,956	5,593
Nice Ltd.	74,432	5,114
Elbit Systems Ltd.	33,290	3,360
Azrieli Group Ltd.	60,925	2,681
Frutarom Industries Ltd.	50,268	2,522
* Israel Discount Bank Ltd. Class A	1,460,793	2,521
Israel Chemicals Ltd.	603,837	2,432
Mizrahi Tefahot Bank Ltd.	161,151	1,958
Teva Pharmaceutical Industries Ltd. ADR	36,524	1,954
* Tower Semiconductor Ltd.	108,675	1,481
Delek Group Ltd.	6,762	1,409
Gazit-Globe Ltd.	136,107	1,345
Alony Hetz Properties & Investments Ltd.	121,714	1,052
Paz Oil Co. Ltd.	6,349	1,035
* Airport City Ltd.	80,039	855
Melisron Ltd.	18,436	788
First International Bank Of Israel Ltd.	58,300	735
Strauss Group Ltd.	42,524	685
Harel Insurance Investments & Financial Services Ltd.	153,869	566
Amot Investments Ltd.	131,684	552
Israel Corp. Ltd.	3,093	527
* Oil Refineries Ltd.	1,442,476	520
Shikun & Binui Ltd.	276,309	488
* Delek Energy Systems Ltd.	800	426
Delek Automotive Systems Ltd.	37,202	323
* Clal Insurance Enterprises Holdings Ltd.	27,053	291
* Migdal Insurance & Financial Holding Ltd.	232,284	141
Shufersal Ltd.	1	—
		129,267
Italy (1.4%)
Eni SPA	3,426,829	52,568
Enel SPA	10,597,118	48,774
Intesa Sanpaolo SPA (Registered)	16,746,803	36,955
Assicurazioni Generali SPA	1,753,821	23,104
Snam SPA	3,406,021	19,716
UniCredit SPA	7,047,277	17,289
Atlantia SPA	663,972	16,610
Luxottica Group SPA	247,863	12,050
* Telecom Italia SPA (Registered)	12,842,627	10,974
Terna Rete Elettrica Nazionale SPA	1,991,066	10,846
CNH Industrial NV	1,268,361	9,058
Ferrari NV	182,702	8,271
Fiat Chrysler Automobiles NV	1,219,063	7,864
Prysmian SPA	283,573	6,641
* Leonardo-Finmeccanica SPA	529,144	6,045
Telecom Italia SPA (Bearer)	8,418,036	5,869
EXOR SPA	143,446	5,597
Mediobanca SPA	771,701	5,410
Tenaris SA	382,067	5,123
Recordati SPA	140,304	4,554

2	Poste Italiane SPA	638,670	4,450
	Davide Campari-Milano SPA	395,218	4,084
	Tenaris SA ADR	137,850	3,683
	Unione di Banche Italiane SPA	1,191,497	3,661
*	Saipem SPA	8,311,035	3,641
	Banco Popolare SC	1,137,169	3,207
	Mediaset SPA	1,035,216	3,137
	Intesa Sanpaolo SPA	1,295,589	2,706
	Banca Mediolanum SPA	359,586	2,639
	UnipolSai SPA	1,464,843	2,458
	FinecoBank Banca Fineco SPA	373,315	2,221
^	Salvatore Ferragamo SPA	66,907	1,577
*,^ Banca Monte dei Paschi di Siena SPA		3,317,130	1,147
^	Parmalat SPA	426,867	1,123
			353,052
Japan (17.6%)
	Toyota Motor Corp.	3,899,897	218,530
	Mitsubishi UFJ Financial Group Inc.	19,141,707	96,771
	KDDI Corp.	2,613,566	80,203
	SoftBank Group Corp.	1,260,454	69,381
	Honda Motor Co. Ltd.	2,494,746	67,577
	Japan Tobacco Inc.	1,669,000	65,091
	Sony Corp.	1,747,600	57,368
	Sumitomo Mitsui Financial Group Inc.	1,806,914	57,278
	Mizuho Financial Group Inc.	34,806,151	55,840
	NTT DOCOMO Inc.	1,826,700	49,621
	Astellas Pharma Inc.	2,958,980	49,302
	East Japan Railway Co.	528,026	48,436
	Takeda Pharmaceutical Co. Ltd.	1,076,531	47,968
	Central Japan Railway Co.	251,912	46,824
	FANUC Corp.	272,183	45,511
	Seven & i Holdings Co. Ltd.	1,085,229	45,062
	Keyence Corp.	63,421	44,736
	Canon Inc.	1,458,277	41,385
	Shin-Etsu Chemical Co. Ltd.	573,266	39,119
	Tokio Marine Holdings Inc.	976,427	37,795
	Kao Corp.	697,500	37,563
	Nissan Motor Co. Ltd.	3,498,525	33,895
	Fuji Heavy Industries Ltd.	871,300	33,288
	Mitsubishi Corp.	1,916,394	32,971
	Mitsubishi Estate Co. Ltd.	1,760,247	32,736
	Daikin Industries Ltd.	371,114	32,184
	Murata Manufacturing Co. Ltd.	263,400	32,162
	Mitsubishi Electric Corp.	2,748,148	32,039
	Nintendo Co. Ltd.	150,400	31,218
	Bridgestone Corp.	893,497	30,943
	Nidec Corp.	337,092	30,588
	Hitachi Ltd.	6,451,350	29,477
	Mitsui Fudosan Co. Ltd.	1,319,500	28,562
	Panasonic Corp.	2,959,384	28,459
	Otsuka Holdings Co. Ltd.	588,000	27,953
	Mitsui & Co. Ltd.	2,369,018	27,755
	Denso Corp.	699,245	27,075
	ORIX Corp.	1,824,100	25,599
	Komatsu Ltd.	1,311,100	25,477
	Daiwa House Industry Co. Ltd.	898,606	25,198
	Nippon Telegraph & Telephone Corp.	496,814	23,608

Fast Retailing Co. Ltd.	70,900	22,880
Ono Pharmaceutical Co. Ltd.	634,100	22,807
ITOCHU Corp.	2,000,758	22,684
Kubota Corp.	1,564,766	22,669
Daiichi Sankyo Co. Ltd.	939,840	22,412
Eisai Co. Ltd.	369,711	21,618
Nomura Holdings Inc.	4,750,100	21,381
Shionogi & Co. Ltd.	412,200	21,380
SMC Corp.	81,353	21,272
Nippon Steel & Sumitomo Metal Corp.	1,106,406	20,800
MS&AD Insurance Group Holdings Inc.	718,475	20,701
Kyocera Corp.	433,824	20,553
Secom Co. Ltd.	270,244	20,358
Dai-ichi Life Insurance Co. Ltd.	1,572,300	20,315
FUJIFILM Holdings Corp.	560,172	20,098
Kirin Holdings Co. Ltd.	1,167,956	20,045
MEIJI Holdings Co. Ltd.	190,490	19,860
Hoya Corp.	550,100	19,518
Toray Industries Inc.	2,109,390	19,216
^ Mitsubishi Heavy Industries Ltd.	4,457,890	18,950
Terumo Corp.	439,302	18,844
Tokyo Electron Ltd.	217,094	18,652
Ajinomoto Co. Inc.	719,397	18,364
Asahi Group Holdings Ltd.	528,983	17,958
Sumitomo Mitsui Trust Holdings Inc.	5,263,168	17,491
Suzuki Motor Corp.	571,100	17,490
Daito Trust Construction Co. Ltd.	102,900	17,279
Shimano Inc.	109,400	17,109
Oriental Land Co. Ltd.	269,604	17,051
Sompo Japan Nipponkoa Holdings Inc.	522,800	16,886
Sumitomo Corp.	1,568,238	16,449
West Japan Railway Co.	254,894	15,767
Sumitomo Realty & Development Co. Ltd.	602,762	15,596
Olympus Corp.	447,505	15,442
Shiseido Co. Ltd.	543,699	15,233
Dentsu Inc.	309,518	14,787
Sumitomo Electric Industries Ltd.	1,067,494	14,707
Chubu Electric Power Co. Inc.	989,665	14,540
Nitto Denko Corp.	214,959	14,407
Asahi Kasei Corp.	1,849,207	13,977
Recruit Holdings Co. Ltd.	365,650	13,890
Aeon Co. Ltd.	962,400	13,829
Sysmex Corp.	199,320	13,807
Tokyo Gas Co. Ltd.	3,225,242	13,730
* Toshiba Corp.	5,288,452	13,676
Sekisui House Ltd.	817,489	13,620
Taisei Corp.	1,507,700	13,559
Daiwa Securities Group Inc.	2,372,500	13,315
Rakuten Inc.	1,166,900	13,205
Tokyu Corp.	1,585,537	13,031
Hankyu Hanshin Holdings Inc.	350,140	13,026
Nitori Holdings Co. Ltd.	102,982	12,808
JX Holdings Inc.	3,374,830	12,787
Aisin Seiki Co. Ltd.	270,209	12,348
Yamato Holdings Co. Ltd.	495,062	12,182
Resona Holdings Inc.	3,025,773	12,069
Makita Corp.	169,400	11,918

Mazda Motor Corp.	788,000	11,525
Chugai Pharmaceutical Co. Ltd.	302,800	11,316
Unicharm Corp.	543,479	11,175
Osaka Gas Co. Ltd.	2,752,921	11,110
Kintetsu Group Holdings Co. Ltd.	2,520,500	10,889
Japan Exchange Group Inc.	763,800	10,764
Marubeni Corp.	2,312,774	10,752
Obayashi Corp.	943,500	10,319
Fujitsu Ltd.	2,478,055	10,288
TDK Corp.	165,900	10,179
Toyota Industries Corp.	226,157	10,151
Inpex Corp.	1,276,730	10,150
Odakyu Electric Railway Co. Ltd.	852,210	10,089
Mitsubishi Chemical Holdings Corp.	1,835,915	9,917
Isuzu Motors Ltd.	765,200	9,906
NEC Corp.	3,624,000	9,897
Dai Nippon Printing Co. Ltd.	858,566	9,586
* Kansai Electric Power Co. Inc.	1,020,700	9,497
Sumitomo Chemical Co. Ltd.	2,106,500	9,323
JFE Holdings Inc.	715,100	9,320
Santen Pharmaceutical Co. Ltd.	557,000	9,262
Omron Corp.	273,900	9,083
NGK Insulators Ltd.	377,000	9,001
T&D Holdings Inc.	878,679	8,961
NTT Data Corp.	175,500	8,709
Kikkoman Corp.	245,000	8,699
Kajima Corp.	1,170,200	8,650
Tohoku Electric Power Co. Inc.	665,400	8,548
TOTO Ltd.	199,200	8,537
* Tokyo Electric Power Co. Holdings Inc.	2,172,363	8,521
Japan Post Holdings Co. Ltd.	629,969	8,320
Ricoh Co. Ltd.	940,541	8,307
M3 Inc.	252,700	8,086
Shimizu Corp.	792,000	8,072
Yahoo Japan Corp.	1,824,900	8,045
Sumitomo Metal Mining Co. Ltd.	659,700	7,930
Koito Manufacturing Co. Ltd.	158,800	7,841
Asahi Glass Co. Ltd.	1,338,300	7,688
Suntory Beverage & Food Ltd.	176,200	7,661
Tobu Railway Co. Ltd.	1,401,690	7,558
Sekisui Chemical Co. Ltd.	515,800	7,502
Keio Corp.	798,031	7,425
Ryohin Keikaku Co. Ltd.	33,200	7,371
Bandai Namco Holdings Inc.	271,700	7,202
Nagoya Railroad Co. Ltd.	1,266,000	7,112
* Concordia Financial Group Ltd.	1,668,310	7,091
Lawson Inc.	91,400	7,038
Keikyu Corp.	692,657	7,017
Japan Post Bank Co. Ltd.	573,798	7,002
Nikon Corp.	492,220	6,955
Seiko Epson Corp.	393,400	6,922
Toyota Tsusho Corp.	312,702	6,904
Taisho Pharmaceutical Holdings Co. Ltd.	63,000	6,898
MISUMI Group Inc.	373,752	6,865
Nippon Paint Holdings Co. Ltd.	251,000	6,857
Yakult Honsha Co. Ltd.	143,140	6,836
LIXIL Group Corp.	364,473	6,779

NH Foods Ltd.	273,000	6,639
Yamaha Corp.	240,400	6,634
Yamaha Motor Co. Ltd.	388,600	6,543
Don Quijote Holdings Co. Ltd.	162,600	6,382
Toppan Printing Co. Ltd.	722,000	6,368
Nissan Chemical Industries Ltd.	199,000	6,357
Kyowa Hakko Kirin Co. Ltd.	357,800	6,251
Kuraray Co. Ltd.	486,700	6,138
Nisshin Seifun Group Inc.	368,325	6,080
Kyushu Electric Power Co. Inc.	645,648	6,049
Aozora Bank Ltd.	1,624,488	5,961
Kawasaki Heavy Industries Ltd.	1,995,037	5,869
Mitsubishi Tanabe Pharma Corp.	312,500	5,834
Alps Electric Co. Ltd.	261,600	5,827
Kansai Paint Co. Ltd.	277,900	5,820
Trend Micro Inc.	159,300	5,784
IHI Corp.	2,068,000	5,754
Nissin Foods Holdings Co. Ltd.	100,700	5,717
Hisamitsu Pharmaceutical Co. Inc.	100,601	5,688
Electric Power Development Co. Ltd.	247,000	5,677
Seibu Holdings Inc.	323,576	5,674
Tsuruha Holdings Inc.	49,808	5,664
Toyo Suisan Kaisha Ltd.	126,500	5,618
Hirose Electric Co. Ltd.	44,760	5,536
Toho Gas Co. Ltd.	628,000	5,527
Suruga Bank Ltd.	241,700	5,511
Shizuoka Bank Ltd.	740,877	5,498
Alfresa Holdings Corp.	250,400	5,490
Amada Holdings Co. Ltd.	498,400	5,432
NSK Ltd.	641,700	5,398
Hamamatsu Photonics KK	183,700	5,393
Mitsui Chemicals Inc.	1,270,000	5,372
Shimadzu Corp.	371,000	5,369
Obic Co. Ltd.	92,000	5,356
Lion Corp.	353,000	5,353
Chugoku Electric Power Co. Inc.	424,300	5,328
Nippon Express Co. Ltd.	1,050,500	5,299
Yamada Denki Co. Ltd.	999,600	5,271
Konami Holdings Corp.	134,900	5,230
Rohm Co. Ltd.	122,400	5,208
USS Co. Ltd.	304,800	5,170
Keisei Electric Railway Co. Ltd.	391,000	5,126
Hulic Co. Ltd.	493,643	5,120
Stanley Electric Co. Ltd.	210,300	5,098
Oji Holdings Corp.	1,216,200	5,072
Rinnai Corp.	51,700	5,062
Yaskawa Electric Corp.	369,700	5,038
Konica Minolta Inc.	624,289	5,017
Keihan Holdings Co. Ltd.	696,000	5,005
Hoshizaki Corp.	55,093	4,985
Isetan Mitsukoshi Holdings Ltd.	504,740	4,960
Nomura Research Institute Ltd.	139,070	4,905
Daicel Corp.	435,700	4,886
Yamazaki Baking Co. Ltd.	177,700	4,882
Park24 Co. Ltd.	144,000	4,877
Kewpie Corp.	157,200	4,840
Toho Co. Ltd.	163,200	4,748

Taiheiyo Cement Corp.	1,654,000	4,727
Teijin Ltd.	1,242,000	4,671
Sohgo Security Services Co. Ltd.	93,600	4,622
ANA Holdings Inc.	1,613,258	4,605
Marui Group Co. Ltd.	319,100	4,602
Tosoh Corp.	906,000	4,597
Mitsubishi Materials Corp.	1,744,000	4,583
^ Casio Computer Co. Ltd.	321,226	4,573
Calbee Inc.	104,504	4,563
Asics Corp.	246,600	4,525
Shimamura Co. Ltd.	30,632	4,469
Chiba Bank Ltd.	932,500	4,457
JGC Corp.	304,304	4,455
NGK Spark Plug Co. Ltd.	271,908	4,437
Yokogawa Electric Corp.	340,700	4,405
JTEKT Corp.	313,100	4,373
Toyo Seikan Group Holdings Ltd.	222,900	4,343
Iida Group Holdings Co. Ltd.	218,600	4,328
Nabtesco Corp.	160,100	4,307
Ezaki Glico Co. Ltd.	71,300	4,268
Tokyu Fudosan Holdings Corp.	719,823	4,259
Sojitz Corp.	1,737,600	4,187
Sumitomo Dainippon Pharma Co. Ltd.	222,200	4,153
FamilyMart Co. Ltd.	70,500	4,151
Nankai Electric Railway Co. Ltd.	749,000	4,147
Sundrug Co. Ltd.	47,500	4,120
Haseko Corp.	388,900	4,087
Kobayashi Pharmaceutical Co. Ltd.	86,200	4,068
Mitsubishi Motors Corp.	863,220	4,024
Kakaku.com Inc.	190,988	3,962
Nippon Yusen KK	2,236,700	3,958
J Front Retailing Co. Ltd.	341,700	3,943
Disco Corp.	38,300	3,925
Nippon Shinyaku Co. Ltd.	71,200	3,903
Hino Motors Ltd.	371,600	3,881
Fukuoka Financial Group Inc.	1,006,700	3,846
Hakuhodo DY Holdings Inc.	327,400	3,821
TonenGeneral Sekiyu KK	419,000	3,785
Pigeon Corp.	149,900	3,750
Brother Industries Ltd.	329,600	3,746
DeNA Co. Ltd.	146,300	3,741
CyberAgent Inc.	65,700	3,710
Joyo Bank Ltd.	947,072	3,701
Sumitomo Heavy Industries Ltd.	779,200	3,697
Suzuken Co. Ltd.	115,887	3,696
Kose Corp.	40,100	3,693
Credit Saison Co. Ltd.	220,884	3,678
Air Water Inc.	215,000	3,656
Otsuka Corp.	70,600	3,617
Kobe Steel Ltd.	4,173,000	3,611
Miraca Holdings Inc.	78,400	3,611
MediPal Holdings Corp.	220,500	3,608
Sawai Pharmaceutical Co. Ltd.	45,400	3,603
Minebea Co. Ltd.	452,300	3,587
JSR Corp.	262,500	3,585
Shinsei Bank Ltd.	2,385,000	3,578
Fuji Electric Co. Ltd.	807,000	3,562

Tokyo Tatemono Co. Ltd.	283,100	3,525
Kurita Water Industries Ltd.	156,900	3,478
Sumitomo Rubber Industries Ltd.	246,100	3,474
Square Enix Holdings Co. Ltd.	109,300	3,407
AEON Financial Service Co. Ltd.	147,900	3,406
Kaneka Corp.	451,000	3,396
^ Japan Airport Terminal Co. Ltd.	77,100	3,396
Bank of Kyoto Ltd.	501,000	3,373
Sotetsu Holdings Inc.	615,000	3,357
Ebara Corp.	616,000	3,350
Mitsui OSK Lines Ltd.	1,563,500	3,330
Nifco Inc.	59,000	3,314
Kaken Pharmaceutical Co. Ltd.	50,100	3,313
Maruichi Steel Tube Ltd.	89,400	3,303
Mabuchi Motor Co. Ltd.	72,300	3,274
SCREEN Holdings Co. Ltd.	275,000	3,258
Advantest Corp.	242,900	3,222
Temp Holdings Co. Ltd.	198,200	3,217
Start Today Co. Ltd.	67,200	3,202
Hokuriku Electric Power Co.	266,100	3,156
Asahi Intecc Co. Ltd.	68,436	3,147
THK Co. Ltd.	158,800	3,138
Takashimaya Co. Ltd.	412,000	3,121
Yamaguchi Financial Group Inc.	313,000	3,091
Seven Bank Ltd.	895,560	3,059
Sega Sammy Holdings Inc.	277,500	3,039
Mitsubishi Gas Chemical Co. Inc.	531,000	3,025
Sony Financial Holdings Inc.	241,300	3,023
Hitachi High-Technologies Corp.	88,600	3,014
Hitachi Metals Ltd.	268,900	2,990
SBI Holdings Inc.	275,690	2,985
Kyushu Financial Group Inc.	540,045	2,984
Nichirei Corp.	312,000	2,977
TIS Inc.	114,800	2,964
NOK Corp.	155,800	2,963
Azbil Corp.	98,100	2,961
Hitachi Chemical Co. Ltd.	141,800	2,958
Hiroshima Bank Ltd.	815,200	2,952
Nihon Kohden Corp.	106,600	2,952
Sanwa Holdings Corp.	280,000	2,911
Ito En Ltd.	78,800	2,908
^ Kagome Co. Ltd.	105,000	2,855
Nippon Shokubai Co. Ltd.	45,200	2,843
Nomura Real Estate Holdings Inc.	163,900	2,827
^ Kawasaki Kisen Kaisha Ltd.	1,150,000	2,823
Oracle Corp. Japan	45,600	2,774
Nexon Co. Ltd.	187,038	2,773
Nishi-Nippon Railroad Co. Ltd.	530,000	2,763
Idemitsu Kosan Co. Ltd.	140,400	2,749
Chugoku Bank Ltd.	241,300	2,718
Zenkoku Hosho Co. Ltd.	68,600	2,713
Kamigumi Co. Ltd.	301,000	2,709
Nihon M&A Center Inc.	43,900	2,691
Tsumura & Co.	94,700	2,673
Hachijuni Bank Ltd.	571,000	2,671
DIC Corp.	113,070	2,668
Sankyo Co. Ltd.	72,300	2,632

Denka Co. Ltd.	606,000	2,628
Hikari Tsushin Inc.	31,600	2,625
Mitsubishi Logistics Corp.	188,000	2,618
Nippon Electric Glass Co. Ltd.	576,500	2,617
COMSYS Holdings Corp.	157,200	2,615
Sapporo Holdings Ltd.	93,240	2,614
Japan Airlines Co. Ltd.	83,488	2,574
Sumitomo Forestry Co. Ltd.	182,300	2,568
* Acom Co. Ltd.	542,500	2,566
Pola Orbis Holdings Inc.	25,868	2,546
Gunma Bank Ltd.	628,000	2,532
Ube Industries Ltd.	1,447,000	2,523
Aoyama Trading Co. Ltd.	67,900	2,500
SCSK Corp.	59,876	2,498
Cosmos Pharmaceutical Corp.	11,902	2,498
Nippon Paper Industries Co. Ltd.	136,800	2,489
Iyo Bank Ltd.	386,000	2,488
Sumitomo Osaka Cement Co. Ltd.	521,000	2,486
House Foods Group Inc.	101,100	2,476
Sugi Holdings Co. Ltd.	49,265	2,468
Nippon Kayaku Co. Ltd.	237,000	2,451
Matsumotokiyoshi Holdings Co. Ltd.	55,400	2,443
Mitsubishi UFJ Lease & Finance Co. Ltd.	606,000	2,438
Showa Shell Sekiyu KK	269,800	2,420
Izumi Co. Ltd.	55,500	2,407
Coca-Cola West Co. Ltd.	86,600	2,393
UNY Group Holdings Co. Ltd.	295,200	2,390
Benesse Holdings Inc.	97,500	2,355
^ MonotaRO Co. Ltd.	80,981	2,354
Rohto Pharmaceutical Co. Ltd.	135,400	2,337
Hitachi Construction Machinery Co. Ltd.	143,300	2,331
Hokuhoku Financial Group Inc.	1,812,000	2,325
Takara Holdings Inc.	258,900	2,303
Toyobo Co. Ltd.	1,218,000	2,300
Toyoda Gosei Co. Ltd.	104,300	2,266
Welcia Holdings Co. Ltd.	34,231	2,259
Furukawa Electric Co. Ltd.	863,000	2,253
Shikoku Electric Power Co. Inc.	214,372	2,239
Citizen Holdings Co. Ltd.	417,600	2,237
GS Yuasa Corp.	545,000	2,230
ABC-Mart Inc.	34,800	2,227
Century Tokyo Leasing Corp.	63,844	2,212
Fujikura Ltd.	392,000	2,208
Aeon Mall Co. Ltd.	163,080	2,191
Japan Steel Works Ltd.	486,500	2,176
Glory Ltd.	78,100	2,167
Kinden Corp.	178,000	2,148
Seino Holdings Co. Ltd.	208,600	2,124
Ushio Inc.	172,000	2,124
NHK Spring Co. Ltd.	240,600	2,103
Nipro Corp.	169,000	2,097
Resorttrust Inc.	90,000	2,037
^ K's Holdings Corp.	109,488	2,024
Coca-Cola East Japan Co. Ltd.	103,900	2,005
Daido Steel Co. Ltd.	488,700	1,983
Hokkaido Electric Power Co. Inc.	249,800	1,981
^ Japan Post Insurance Co. Ltd.	90,133	1,941

	Yokohama Rubber Co. Ltd.	144,000	1,934
	Sumco Corp.	258,786	1,922
	Toyota Boshoku Corp.	83,700	1,914
	Nishi-Nippon City Bank Ltd.	987,700	1,912
	77 Bank Ltd.	497,000	1,904
	Rengo Co. Ltd.	289,000	1,897
	Awa Bank Ltd.	308,500	1,888
*	LINE Corp.	48,900	1,874
	NTN Corp.	582,000	1,871
	Wacoal Holdings Corp.	171,000	1,869
	Taiyo Nippon Sanso Corp.	193,900	1,866
*,^ Sharp Corp.		2,087,657	1,865
	Showa Denko KK	179,520	1,830
^	Bic Camera Inc.	203,900	1,809
	Skylark Co. Ltd.	135,000	1,798
	Ibiden Co. Ltd.	140,500	1,794
	Shochiku Co. Ltd.	154,676	1,771
	Nagase & Co. Ltd.	152,000	1,769
	Daishi Bank Ltd.	460,000	1,747
	FP Corp.	33,206	1,734
^	OSG Corp.	101,792	1,696
	Dowa Holdings Co. Ltd.	320,000	1,687
	Zeon Corp.	204,000	1,683
	Yamato Kogyo Co. Ltd.	58,700	1,657
^	Shiga Bank Ltd.	347,000	1,652
	San-In Godo Bank Ltd.	214,000	1,644
	Toda Corp.	324,000	1,624
	NTT Urban Development Corp.	152,300	1,623
	OKUMA Corp.	212,000	1,613
	Nisshinbo Holdings Inc.	173,200	1,612
	Itochu Techno-Solutions Corp.	67,000	1,609
	Calsonic Kansei Corp.	208,700	1,606
	TS Tech Co. Ltd.	69,700	1,587
	Nisshin Steel Co. Ltd.	127,000	1,575
	Senshu Ikeda Holdings Inc.	360,640	1,566
	Tadano Ltd.	161,600	1,559
	H2O Retailing Corp.	118,700	1,559
	KYORIN Holdings Inc.	71,920	1,538
	Maeda Road Construction Co. Ltd.	78,895	1,494
	Shimachu Co. Ltd.	66,300	1,489
	Heiwa Corp.	72,400	1,487
	Lintec Corp.	70,100	1,484
^	Sanrio Co. Ltd.	83,488	1,481
	DMG Mori Co. Ltd.	142,500	1,480
	Mitsui Engineering & Shipbuilding Co. Ltd.	1,011,700	1,471
	Tokai Tokyo Financial Holdings Inc.	315,600	1,463
	Autobacs Seven Co. Ltd.	99,800	1,446
	Chiyoda Corp.	205,000	1,438
	Mitsui Mining & Smelting Co. Ltd.	757,000	1,437
	Keiyo Bank Ltd.	335,000	1,428
	Juroku Bank Ltd.	497,000	1,417
	Kandenko Co. Ltd.	143,000	1,402
	Mochida Pharmaceutical Co. Ltd.	18,300	1,395
	Topcon Corp.	144,100	1,378
	Taiyo Yuden Co. Ltd.	153,000	1,361
	Toyo Tire & Rubber Co. Ltd.	135,800	1,360
^	HIS Co. Ltd.	50,900	1,356

	North Pacific Bank Ltd.	409,900	1,338
	Nippo Corp.	72,531	1,333
	Japan Aviation Electronics Industry Ltd.	90,000	1,324
	Okasan Securities Group Inc.	262,000	1,318
	Capcom Co. Ltd.	64,500	1,315
	Tokai Rika Co. Ltd.	67,700	1,285
	Matsui Securities Co. Ltd.	145,500	1,275
	Hyakugo Bank Ltd.	327,000	1,257
^	Fukuyama Transporting Co. Ltd.	220,000	1,250
	Hyakujushi Bank Ltd.	359,500	1,201
*,^ Aiful Corp.		398,492	1,193
	Canon Marketing Japan Inc.	68,400	1,175
	Jafco Co. Ltd.	44,600	1,168
	Hitachi Transport System Ltd.	58,900	1,148
	Musashino Bank Ltd.	44,700	1,119
	Kissei Pharmaceutical Co. Ltd.	49,000	1,116
	Hitachi Capital Corp.	59,800	1,092
^	GungHo Online Entertainment Inc.	461,500	1,041
	Nissan Shatai Co. Ltd.	103,159	1,029
	Cosmo Energy Holdings Co. Ltd.	89,800	989
	Exedy Corp.	41,226	974
*	Orient Corp.	516,632	966
^	ASKUL Corp.	27,700	953
^	COLOPL Inc.	62,800	939
	NS Solutions Corp.	47,200	891
	Japan Petroleum Exploration Co. Ltd.	42,600	889
	Komeri Co. Ltd.	39,000	878
^	Japan Display Inc.	485,400	871
^	COOKPAD Inc.	59,900	840
	PanaHome Corp.	102,000	804
	Gree Inc.	157,000	793
	SKY Perfect JSAT Holdings Inc.	172,500	760
	Daikyo Inc.	405,000	710
	Tokyo Broadcasting System Holdings Inc.	47,300	670
	Toppan Forms Co. Ltd.	54,400	600
	TV Asahi Holdings Corp.	32,000	525
	Mitsubishi Shokuhin Co. Ltd.	18,502	512
	OBIC Business Consultants Co. Ltd.	10,000	498
	Fuji Media Holdings Inc.	36,500	435
	Sumitomo Real Estate Sales Co. Ltd.	19,320	413
	Nippon Television Holdings Inc.	23,600	396
*,^ Laox Co. Ltd.		34,900	233
*,^ Aplus Financial Co. Ltd.		101,100	95
			4,342,691
Malaysia (0.7%)
	Public Bank Bhd. (Local)	4,323,800	20,727
	Tenaga Nasional Bhd.	4,904,700	17,333
	Malayan Banking Bhd.	7,469,074	14,730
	Axiata Group Bhd.	6,254,524	8,753
	CIMB Group Holdings Bhd.	7,771,650	8,389
	Sime Darby Bhd.	4,576,997	8,352
	Petronas Chemicals Group Bhd.	4,006,568	6,449
	DiGi.Com Bhd.	5,198,666	6,337
	IHH Healthcare Bhd.	3,904,800	6,277
	Genting Bhd.	3,083,600	6,232
	Petronas Gas Bhd.	1,107,450	6,060
	Maxis Bhd.	3,612,000	5,343

IOI Corp. Bhd.	4,668,965	4,855
Kuala Lumpur Kepong Bhd.	743,400	4,225
Genting Malaysia Bhd.	3,974,000	4,196
MISC Bhd.	2,014,423	3,719
IJM Corp. Bhd.	4,361,540	3,633
Gamuda Bhd.	2,946,400	3,489
PPB Group Bhd.	818,900	3,222
YTL Corp. Bhd.	7,113,353	2,920
AMMB Holdings Bhd.	2,683,600	2,838
Hong Leong Bank Bhd.	870,800	2,810
Telekom Malaysia Bhd.	1,568,400	2,634
British American Tobacco Malaysia Bhd.	200,400	2,431
Petronas Dagangan Bhd.	420,300	2,405
* SapuraKencana Petroleum Bhd.	5,888,796	2,091
2 Astro Malaysia Holdings Bhd.	2,853,668	2,051
RHB Bank Bhd.	1,548,758	1,939
Malaysia Airports Holdings Bhd.	1,207,600	1,765
Westports Holdings Bhd.	1,489,596	1,649
HAP Seng Consolidated Bhd.	851,300	1,621
Alliance Financial Group Bhd.	1,633,400	1,599
IOI Properties Group Bhd.	2,703,854	1,568
YTL Power International Bhd.	4,148,747	1,458
UMW Holdings Bhd.	940,200	1,318
Lafarge Malaysia Bhd.	624,310	1,220
Hong Leong Financial Group Bhd.	322,335	1,207
AirAsia Bhd.	1,657,700	1,194
Felda Global Ventures Holdings Bhd.	2,588,300	1,178
KLCCP Stapled Group	603,000	1,111
SP Setia Bhd Group	1,236,500	933
Berjaya Sports Toto Bhd.	1,103,577	889
Bumi Armada Bhd.	4,390,500	808
MMC Corp. Bhd.	1,136,100	587
UEM Sunrise Bhd.	2,081,400	533
* Gamuda Bhd. Warrants	491,066	93
* RHB Captial BHD	1,187,500	14
		185,185
Malta (0.0%)
* BGP Holdings PLC	3,738,510	—

Mexico (0.9%)
Fomento Economico Mexicano SAB de CV	3,006,534	26,899
America Movil SAB de CV	38,679,595	22,238
Grupo Televisa SAB	3,661,300	19,435
Wal-Mart de Mexico SAB de CV	7,818,453	17,868
Grupo Financiero Banorte SAB de CV	3,164,160	17,330
Grupo Mexico SAB de CV Class B	5,446,155	13,143
* Cemex SAB de CV ADR	1,172,910	8,973
Grupo Bimbo SAB de CV Class A	2,626,228	7,828
Fibra Uno Administracion SA de CV	3,736,621	7,621
Alfa SAB de CV Class A	3,963,098	6,487
* Cemex SAB de CV	7,801,320	5,946
Grupo Aeroportuario del Sureste SAB de CV Class B	310,381	4,770
Grupo Aeroportuario del Pacifico SAB de CV Class B	480,800	4,730
Industrias Penoles SAB de CV	179,434	4,617
Grupo Financiero Inbursa SAB de CV	2,852,800	4,584
Coca-Cola Femsa SAB de CV	577,624	4,541
Grupo Financiero Santander Mexico SAB de CV Class B	2,103,550	3,832

Gruma SAB de CV Class B	235,300	3,384
Mexichem SAB de CV	1,549,357	3,376
Promotora y Operadora de Infraestructura SAB de CV	278,623	3,249
Gentera SAB de CV	1,572,000	2,921
Grupo Carso SAB de CV	670,538	2,738
El Puerto de Liverpool SAB de CV	278,300	2,697
Kimberly-Clark de Mexico SAB de CV Class A	1,171,127	2,649
Alsea SAB de CV	710,205	2,533
Arca Continental SAB de CV	389,083	2,503
Grupo Aeroportuario del Centro Norte SAB de CV Class B	286,700	1,783
Megacable Holdings SAB de CV	428,000	1,715
* OHL Mexico SAB de CV	1,039,000	1,410
Grupo Lala SAB de CV	639,800	1,390
* Grupo Aeromexico SAB de CV	613,369	1,202
* Telesites SAB de CV	1,898,134	1,148
Infraestructura Energetica Nova SAB de CV	265,809	1,074
Industrias Bachoco SAB de CV Class B	216,163	938
* Industrias CH SAB de CV Class B	232,267	933
Grupo Comercial Chedraui SA de CV	390,200	885
2 Nemak SAB de CV	762,900	867
* Controladora Vuela Cia de Aviacion SAB de CV Class A	469,200	854
Alpek SAB de CV	463,645	822
* Organizacion Soriana SAB de CV Class B	330,700	813
Grupo Elektra SAB DE CV	50,345	744
Grupo Sanborns SAB de CV	528,840	665
* Minera Frisco SAB de CV	783,951	641
Promotora y Operadora de Infraestructura SAB de CV	63,800	597
Concentradora Fibra Danhos SA de CV	283,500	514
Grupo Financiero Interacciones SA de CV	104,600	511
Banregio Grupo Financiero SAB de CV	78,900	452
		226,850
Netherlands (2.2%)
Unilever NV	2,165,163	100,354
* ING Groep NV	5,372,436	60,064
ASML Holding NV	446,547	49,031
* Koninklijke Ahold Delhaize NV	1,759,256	42,001
Unibail-Rodamco SE	136,992	37,744
Koninklijke Philips NV	1,270,140	33,782
Heineken NV	301,157	28,422
RELX NV	1,291,261	23,268
Akzo Nobel NV	344,470	22,268
Wolters Kluwer NV	406,559	17,105
* ArcelorMittal	2,549,692	16,517
Koninklijke DSM NV	243,436	15,581
Koninklijke KPN NV	4,320,886	14,212
NN Group NV	464,024	12,516
Heineken Holding NV	136,236	11,415
Aegon NV	2,652,263	10,739
* Altice NV Class A	516,913	7,674
Gemalto NV	112,908	7,441
Randstad Holding NV	153,415	6,600
2 ABN AMRO Group NV	301,184	5,601
Koninklijke Vopak NV	92,335	4,747
Boskalis Westminster	109,161	4,012
* Altice NV Class B	163,687	2,422
2 GrandVision NV	70,571	1,920

* OCI NV	113,564	1,734
		537,170
New Zealand (0.2%)
Spark New Zealand Ltd.	2,533,358	7,228
Fletcher Building Ltd.	950,422	6,653
Auckland International Airport Ltd.	1,225,269	6,534
Fisher & Paykel Healthcare Corp. Ltd.	783,092	5,937
Ryman Healthcare Ltd.	564,237	3,888
Contact Energy Ltd.	990,738	3,868
Meridian Energy Ltd.	1,704,786	3,448
SKYCITY Entertainment Group Ltd.	890,749	3,257
Mercury NZ Ltd.	950,625	2,151
Kiwi Property Group Ltd.	1,756,680	1,981
SKY Network Television Ltd.	548,405	1,939
* Xero Ltd.	127,678	1,825
Air New Zealand Ltd.	718,981	1,145
Vector Ltd.	358,305	896
Warehouse Group Ltd.	201,741	408
		51,158
Norway (0.4%)
Statoil ASA	1,330,771	21,156
DNB ASA	1,489,314	16,447
Telenor ASA	965,794	16,169
Orkla ASA	1,087,412	10,116
Marine Harvest ASA	519,648	8,863
Yara International ASA	245,069	7,990
Norsk Hydro ASA	1,861,873	7,983
Gjensidige Forsikring ASA	232,225	3,923
Schibsted ASA Class B	123,327	3,638
Schibsted ASA Class A	112,929	3,560
		99,845
Other (0.3%)3
4 Vanguard FTSE Emerging Markets ETF	2,128,529	78,841

Peru (0.1%)
Credicorp Ltd.	65,348	10,528
* Cia de Minas Buenaventura SAA ADR	286,811	4,202
Credicorp Ltd.	6,776	1,086
		15,816
Philippines (0.4%)
SM Investments Corp.	661,484	9,684
SM Prime Holdings Inc.	12,890,745	8,000
JG Summit Holdings Inc.	4,303,440	7,632
Ayala Corp.	337,618	6,241
Ayala Land Inc.	6,254,548	5,247
Universal Robina Corp.	1,205,730	5,133
Aboitiz Equity Ventures Inc.	3,035,890	5,034
BDO Unibank Inc.	2,037,978	4,901
Bank of the Philippine Islands	2,185,546	4,454
Philippine Long Distance Telephone Co.	91,260	4,076
Metropolitan Bank & Trust Co.	1,769,617	3,569
Jollibee Foods Corp.	592,260	3,207
Manila Electric Co.	416,030	2,863
Aboitiz Power Corp.	2,284,880	2,196
Alliance Global Group Inc.	5,746,400	1,974
GT Capital Holdings Inc.	59,056	1,931

	Megaworld Corp.	16,485,131	1,762
	DMCI Holdings Inc.	5,786,650	1,600
	International Container Terminal Services Inc.	1,033,220	1,405
	Globe Telecom Inc.	28,435	1,369
	LT Group Inc.	3,884,473	1,287
	Energy Development Corp.	8,788,500	1,097
	Semirara Mining & Power Corp. Class A	394,320	1,000
	Petron Corp.	3,460,300	787
	Emperador Inc.	4,156,296	656
*	Bloomberry Resorts Corp.	4,399,200	524
			87,629
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,199,875	7,334
^	Polski Koncern Naftowy ORLEN SA	447,983	7,178
	Bank Pekao SA	218,245	6,907
	Powszechny Zaklad Ubezpieczen SA	774,142	5,600
^	KGHM Polska Miedz SA	190,775	3,853
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,470,328	3,428
	PGE Polska Grupa Energetyczna SA	1,016,123	3,339
	Bank Zachodni WBK SA	40,578	2,916
^	LPP SA	1,822	2,297
*	Cyfrowy Polsat SA	295,914	1,789
^	CCC SA	35,619	1,625
*,^ Alior Bank SA		122,791	1,591
	Eurocash SA	106,107	1,426
	Asseco Poland SA	103,747	1,425
*	mBank SA	17,686	1,377
	Orange Polska SA	878,969	1,216
	Grupa Azoty SA	63,669	1,186
*	Tauron Polska Energia SA	1,483,653	1,172
	Energa SA	436,745	1,091
*,^ Bank Millennium SA		819,524	963
*	Grupa Lotos SA	126,843	952
*,^ Enea SA		318,344	894
	Bank Handlowy w Warszawie SA	43,749	773
*,^ Synthos SA		687,818	699
	Budimex SA	13,986	651
	Ciech SA	34,503	510
			62,192
Portugal (0.1%)
	Galp Energia SGPS SA	668,250	9,154
	EDP - Energias de Portugal SA	2,665,671	9,144
	Jeronimo Martins SGPS SA	339,048	5,678
	EDP Renovaveis SA	277,346	2,245
*	Banco Comercial Portugues SA	55,624,988	1,257
*	Banco Espirito Santo SA	3,873,216	7
			27,485
Russia (0.8%)
	Lukoil PJSC ADR	672,087	28,928
	Gazprom PJSC ADR	6,181,937	25,328
	Sberbank of Russia PJSC	11,492,006	24,276
	NOVATEK OAO	1,562,866	15,375
	Magnit PJSC GDR	388,071	14,889
	MMC Norilsk Nickel PJSC ADR	660,391	9,668
	Tatneft PJSC ADR	327,922	9,337
	Rosneft PJSC GDR	1,621,805	7,886

Sberbank of Russia PJSC ADR	880,850	7,675
Gazprom PJSC	2,950,755	6,153
AK Transneft OAO Preference Shares	2,181	5,502
Surgutneftegas OAO Preference Shares	10,717,000	5,297
Surgutneftegas OJSC ADR	994,010	4,674
Mobile TeleSystems PJSC	1,032,110	3,945
Alrosa PJSC	3,520,300	3,805
2 VTB Bank PJSC GDR	1,842,909	3,658
VTB Bank PJSC	3,436,898,867	3,515
Moscow Exchange MICEX-RTS PJSC	1,954,974	3,367
Severstal PJSC GDR	234,821	2,780
Novolipetsk Steel OJSC	1,276,873	1,845
Mobile TeleSystems PJSC ADR	177,980	1,582
Sistema JSFC GDR	192,801	1,570
RusHydro PJSC	137,006,634	1,471
PhosAgro PJSC GDR	104,055	1,436
Bashneft PJSC	30,286	1,331
MegaFon PJSC GDR	127,641	1,261
* Uralkali PJSC	360,666	1,017
Inter RAO UES PJSC	24,257,300	961
Rostelecom PJSC ADR	120,788	930
Magnitogorsk Iron & Steel OJSC	2,059,448	921
Rostelecom PJSC	682,908	886
E.ON Russia JSC	18,049,100	821
Federal Grid Co. Unified Energy System JSC	335,366,667	819
* Aeroflot - Russian Airlines OJSC	617,914	804
LSR Group PJSC GDR	267,059	801
Bashneft PAO Preference Shares	26,876	767
Tatneft PAO Preference Shares	197,090	506
Rosseti PJSC	33,612,627	446
Acron JSC	8,035	417
		206,650
Singapore (1.0%)
Singapore Telecommunications Ltd.	10,176,350	31,912
Oversea-Chinese Banking Corp. Ltd.	4,522,619	29,173
DBS Group Holdings Ltd.	2,477,959	28,647
United Overseas Bank Ltd.	1,671,660	22,937
CapitaLand Ltd.	3,529,150	8,379
Keppel Corp. Ltd.	1,983,183	7,847
Wilmar International Ltd.	2,946,454	6,836
Singapore Exchange Ltd.	1,136,874	6,419
Singapore Press Holdings Ltd.	2,224,021	6,296
Global Logistic Properties Ltd.	4,193,517	6,014
CapitaLand Mall Trust	3,722,100	5,964
ComfortDelGro Corp. Ltd.	2,812,524	5,947
Singapore Airlines Ltd.	698,070	5,722
Ascendas REIT	3,048,570	5,587
Singapore Technologies Engineering Ltd.	2,144,651	5,287
City Developments Ltd.	818,298	5,208
Genting Singapore plc	8,434,612	4,966
Jardine Cycle & Carriage Ltd.	154,740	4,546
Suntec REIT	3,342,195	4,183
Hutchison Port Holdings Trust	7,039,500	3,349
CapitaLand Commercial Trust	2,789,035	3,140
SATS Ltd.	875,700	2,855
UOL Group Ltd.	646,000	2,787
Sembcorp Industries Ltd.	1,251,200	2,615

	StarHub Ltd.	824,540	2,415
	Golden Agri-Resources Ltd.	8,929,907	2,406
	Venture Corp. Ltd.	348,600	2,316
	Singapore Post Ltd.	1,973,000	2,116
	Yangzijiang Shipbuilding Holdings Ltd.	2,903,864	1,895
*,^ Noble Group Ltd.		12,150,272	1,479
^	Sembcorp Marine Ltd.	1,113,600	1,188
^	SMRT Corp. Ltd.	952,000	1,158
^	Olam International Ltd.	757,700	1,079
	Yanlord Land Group Ltd.	962,500	849
	SIA Engineering Co. Ltd.	294,300	812
	M1 Ltd.	401,200	787
	Wing Tai Holdings Ltd.	551,811	717
^	Frasers Centrepoint Ltd.	531,400	601
*,^ COSCO Corp. Singapore Ltd.		1,350,000	294
			236,728
South Africa (1.8%)
	Naspers Ltd.	596,900	93,668
	MTN Group Ltd.	2,442,708	24,691
*	Steinhoff International Holdings NV	3,593,569	22,730
	Sasol Ltd.	768,982	20,462
	Standard Bank Group Ltd.	1,675,009	16,731
	FirstRand Ltd.	4,203,147	14,708
	Remgro Ltd.	668,088	12,530
	Aspen Pharmacare Holdings Ltd.	461,848	12,473
*	AngloGold Ashanti Ltd.	567,196	12,386
	Sanlam Ltd.	2,437,729	11,502
	Shoprite Holdings Ltd.	603,666	8,847
*	Bid Corp. Ltd.	470,082	8,772
	Woolworths Holdings Ltd.	1,317,778	8,493
	Gold Fields Ltd.	1,145,751	7,075
	Growthpoint Properties Ltd.	3,720,854	7,061
	Barclays Africa Group Ltd.	589,677	6,523
	Tiger Brands Ltd.	224,250	6,299
	Mr Price Group Ltd.	328,725	5,421
	Bidvest Group Ltd.	470,082	5,403
	Redefine Properties Ltd.	6,045,676	5,222
	Vodacom Group Ltd.	448,659	5,200
	Sibanye Gold Ltd.	1,015,381	4,733
	Netcare Ltd.	2,035,772	4,717
	Nedbank Group Ltd.	294,777	4,229
	RMB Holdings Ltd.	910,633	4,078
	Brait SE	449,949	4,047
	Discovery Ltd.	447,413	4,031
	Truworths International Ltd.	607,036	3,907
	Life Healthcare Group Holdings Ltd.	1,408,367	3,832
	SPAR Group Ltd.	252,737	3,773
*	Sappi Ltd.	735,505	3,741
*	Impala Platinum Holdings Ltd.	838,197	3,699
	Resilient REIT Ltd.	378,171	3,677
	Mondi Ltd.	163,582	3,315
	Hyprop Investments Ltd.	336,669	3,273
	Capitec Bank Holdings Ltd.	71,015	3,150
	Clicks Group Ltd.	332,869	2,981
	Foschini Group Ltd.	277,379	2,976
	AVI Ltd.	446,885	2,889
	Imperial Holdings Ltd.	240,746	2,877

	Pioneer Foods Group Ltd.	204,532	2,635
*	Anglo American Platinum Ltd.	81,201	2,582
	MMI Holdings Ltd.	1,465,728	2,445
	Fortress Income Fund Ltd. Class B	822,139	2,163
	Coronation Fund Managers Ltd.	404,381	2,149
	Investec Ltd.	342,290	2,064
	Telkom SA SOC Ltd.	423,312	1,965
*	Northam Platinum Ltd.	524,306	1,947
	PSG Group Ltd.	135,745	1,939
	Barloworld Ltd.	301,843	1,789
	Pick n Pay Stores Ltd.	311,882	1,760
	Massmart Holdings Ltd.	167,896	1,753
^	EOH Holdings Ltd.	159,735	1,631
	Tsogo Sun Holdings Ltd.	722,552	1,510
	JSE Ltd.	118,677	1,454
	Liberty Holdings Ltd.	154,656	1,365
	Fortress Income Fund Ltd. Class A	1,090,382	1,319
*	Super Group Ltd.	446,206	1,307
	Tongaat Hulett Ltd.	145,716	1,255
	Nampak Ltd.	804,794	1,230
*	Attacq Ltd.	869,177	1,221
^	Exxaro Resources Ltd.	182,082	1,091
	Reunert Ltd.	238,120	1,072
	Omnia Holdings Ltd.	88,993	1,057
	AECI Ltd.	148,191	1,009
	Pick n Pay Holdings Ltd.	352,358	968
	DataTec Ltd.	266,835	966
	African Rainbow Minerals Ltd.	133,445	950
	KAP Industrial Holdings Ltd.	1,840,842	861
*,^ Kumba Iron Ore Ltd.		80,409	787
	Sun International Ltd.	125,944	758
	Distell Group Ltd.	62,855	752
	Santam Ltd.	44,246	743
	Assore Ltd.	46,361	617
	Grindrod Ltd.	693,677	577
	Alexander Forbes Group Holdings Ltd.	1,107,250	499
*	Curro Holdings Ltd.	151,253	455
	Oceana Group Ltd.	55,520	441
	Adcock Ingram Holdings Ltd.	98,611	340
	PPC Ltd.	557,027	316
*	Adcock Ingram Holdings Ltd. Warrants Exp. 7/26/2019	5,387	1
*	African Bank Investments Ltd.	1,597,662	—
			437,865
South Korea (3.3%)
	Samsung Electronics Co. Ltd. GDR	211,443	145,357
	Samsung Electronics Co. Ltd.	35,045	48,221
	Samsung Electronics Co. Ltd. Preference Shares	24,246	27,406
	Hyundai Motor Co.	201,644	23,792
	NAVER Corp.	36,886	23,404
	SK Hynix Inc.	737,183	22,701
	Hyundai Mobis Co. Ltd.	92,624	21,121
	POSCO ADR	380,590	19,288
	Shinhan Financial Group Co. Ltd. ADR	533,114	19,027
	KT&G Corp.	154,210	16,676
	Korea Electric Power Corp. ADR	586,540	15,948
	Amorepacific Corp.	43,916	15,205
	KB Financial Group Inc. ADR	447,792	14,222

	Kia Motors Corp.	359,785	13,553
	LG Chem Ltd.	60,847	13,261
	Samsung C&T Corp.	92,956	11,252
	SK Innovation Co. Ltd.	84,898	11,188
	LG Household & Health Care Ltd.	12,236	11,021
	Samsung Fire & Marine Insurance Co. Ltd.	45,434	10,827
	Hana Financial Group Inc.	411,786	10,139
*,^ Celltrion Inc.		101,011	9,394
	Samsung Life Insurance Co. Ltd.	102,425	8,911
	SK Holdings Co. Ltd.	46,938	8,758
	LG Display Co. Ltd.	313,600	8,695
*,^ Hyundai Heavy Industries Co. Ltd.		65,034	7,314
	Samsung SDI Co. Ltd.	76,530	7,235
	LG Electronics Inc.	150,255	7,185
	LG Corp.	124,828	7,091
	Samsung SDS Co. Ltd.	45,195	6,349
	Korea Zinc Co. Ltd.	13,769	6,281
	Korea Aerospace Industries Ltd.	81,476	5,869
	Coway Co. Ltd.	73,178	5,594
	NCSoft Corp.	24,594	5,527
	Lotte Chemical Corp.	20,017	5,439
	Kangwon Land Inc.	147,036	5,382
	SK Telecom Co. Ltd. ADR	228,634	5,238
	AMOREPACIFIC Group	39,279	5,067
	Hankook Tire Co. Ltd.	101,604	4,921
^	Hanmi Pharm Co. Ltd.	8,798	4,808
	Hyundai Steel Co.	101,723	4,614
	Hyundai Motor Co. 2nd Preference Shares	50,412	4,524
	Orion Corp.	5,399	4,447
	E-MART Inc.	28,768	4,203
	Hyosung Corp.	32,351	4,020
	S-Oil Corp.	56,944	3,921
	Shinhan Financial Group Co. Ltd.	108,076	3,862
	Hyundai Glovis Co. Ltd.	25,208	3,786
	Industrial Bank of Korea	357,229	3,783
	Woori Bank	408,275	3,684
	Samsung Electro-Mechanics Co. Ltd.	74,428	3,675
	Dongbu Insurance Co. Ltd.	64,032	3,640
	CJ CheilJedang Corp.	9,891	3,483
^	Kakao Corp.	42,248	3,430
	Korea Electric Power Corp.	61,873	3,387
	Hyundai Development Co-Engineering & Construction	84,728	3,359
	Hyundai Engineering & Construction Co. Ltd.	99,631	3,287
	KB Financial Group Inc.	101,568	3,225
	CJ Corp.	17,850	3,200
	BNK Financial Group Inc.	395,922	3,116
	GS Holdings Corp.	70,152	3,031
	LG Uplus Corp.	295,513	2,893
	Amorepacific Corp. Preference Shares	14,325	2,881
	Daelim Industrial Co. Ltd.	37,810	2,841
	Yuhan Corp.	10,378	2,840
	KCC Corp.	7,827	2,759
	Samsung Securities Co. Ltd.	80,866	2,736
	Hyundai Motor Co. Preference Shares	31,081	2,704
	Lotte Shopping Co. Ltd.	15,062	2,598
	Hanwha Techwin Co. Ltd.	53,364	2,581
	Hanwha Chemical Corp.	111,887	2,559

^	BGF retail Co. Ltd.	13,707	2,450
	S-1 Corp.	26,384	2,396
^	Hotel Shilla Co. Ltd.	44,126	2,352
	Hyundai Department Store Co. Ltd.	20,832	2,311
	Hanon Systems	222,315	2,278
	Hyundai Marine & Fire Insurance Co. Ltd.	84,021	2,272
	Korea Investment Holdings Co. Ltd.	53,307	2,238
	Hanwha Corp.	69,631	2,218
^	Hanssem Co. Ltd.	13,737	2,111
	Mirae Asset Securities Co. Ltd.	88,167	2,098
	KT Corp. ADR	136,649	2,085
	Mando Corp.	8,943	2,079
	Hanmi Science Co. ltd	16,053	2,066
*,^ Samsung Engineering Co. Ltd.		214,193	2,036
	Mirae Asset Daewoo Co. Ltd.	247,410	2,011
*,^ OCI Co. Ltd.		24,081	2,008
	SK Telecom Co. Ltd.	9,146	1,879
	Samsung Card Co. Ltd.	48,317	1,866
*,^ Samsung Heavy Industries Co. Ltd.		204,585	1,824
^	KEPCO Plant Service & Engineering Co. Ltd.	29,482	1,806
	Hanwha Life Insurance Co. Ltd.	349,122	1,801
*,^ CJ Korea Express Corp.		9,755	1,747
	DGB Financial Group Inc.	210,300	1,694
	Hyundai Wia Corp.	21,679	1,666
	LG Chem Ltd. Preference Shares	10,351	1,643
	NH Investment & Securities Co. Ltd.	171,984	1,601
*,^ GS Engineering & Construction Corp.		61,949	1,592
	Shinsegae Co. Ltd.	9,666	1,573
	Doosan Heavy Industries & Construction Co. Ltd.	64,350	1,513
^	Doosan Corp.	14,968	1,508
	LG Household & Health Care Ltd. Preference Shares	2,849	1,487
*,^ Daewoo Engineering & Construction Co. Ltd.		265,053	1,476
^	Hyundai Securities Co. Ltd.	235,771	1,451
	Korea Gas Corp.	37,088	1,405
	Cheil Worldwide Inc.	87,119	1,401
	NongShim Co. Ltd.	4,445	1,336
*	Korean Air Lines Co. Ltd.	51,452	1,309
*,^ NHN Entertainment Corp.		21,817	1,284
^	Kumho Petrochemical Co. Ltd.	23,478	1,276
*,^ Doosan Infracore Co. Ltd.		176,399	1,259
	Lotte Confectionery Co. Ltd.	7,220	1,222
^	Dongsuh Cos. Inc.	41,754	1,217
^	Ottogi Corp.	1,715	1,199
	Lotte Chilsung Beverage Co. Ltd.	812	1,198
	Posco Daewoo Corp.	61,772	1,184
	KT Corp.	40,913	1,160
	LS Corp.	23,936	1,142
	SK Networks Co. Ltd.	201,141	1,118
*,^ Hyundai Mipo Dockyard Co. Ltd.		12,921	932
	GS Retail Co. Ltd.	20,577	928
^	Paradise Co. Ltd.	64,038	916
	LG Hausys Ltd.	7,983	902
^	LOTTE Fine Chemical Co. Ltd.	22,429	713
^	Hite Jinro Co. Ltd.	35,066	705
	SKC Co. Ltd.	26,189	700
*,^ Daewoo Shipbuilding & Marine Engineering Co. Ltd.		149,620	598
	LG Electronics Inc. Preference Shares	23,318	572

	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,638	556
^	KEPCO Engineering & Construction Co. Inc.	18,055	508
*,^ Hanjin Shipping Co. Ltd.		188,270	354
	CJ CheilJedang Corp. Preference Shares	1,801	327
	POSCO	699	142
			814,435
Spain (2.1%)
	Banco Santander SA	19,232,963	81,650
	Telefonica SA	5,957,089	58,349
	Banco Bilbao Vizcaya Argentaria SA	8,960,914	52,314
	Iberdrola SA	7,531,291	51,747
	Industria de Diseno Textil SA	1,474,153	50,982
	Amadeus IT Holding SA	577,020	27,092
*	Repsol SA	1,524,366	19,309
*	Red Electrica Corp. SA	599,884	13,740
*	Ferrovial SA	662,264	13,708
2	Aena SA	89,558	12,918
^	Abertis Infraestructuras SA	809,905	12,741
	Grifols SA	462,050	10,129
	Enagas SA	315,510	9,619
	Endesa SA	441,867	9,282
	CaixaBank SA	3,615,876	9,080
*,^ Banco de Sabadell SA		6,606,613	9,034
	Gas Natural SDG SA	429,414	8,882
*	ACS Actividades de Construccion y Servicios SA	234,493	6,724
	Bankinter SA	959,340	6,692
	Gamesa Corp. Tecnologica SA	311,301	6,605
	Grifols SA Preference Shares	358,065	6,034
*	Banco Popular Espanol SA	4,291,620	6,011
	Distribuidora Internacional de Alimentacion SA	856,440	5,342
	Bankia SA	6,434,489	4,938
	Mapfre SA	1,413,476	3,459
	Banco Santander SA	805,894	3,107
	Mediaset Espana Comunicacion SA	260,072	2,989
	Acciona SA	35,323	2,607
	Zardoya Otis SA	263,185	2,583
*,^ Acerinox SA		192,375	2,572
	Corp Financiera Alba SA	23,390	995
			511,234
Sweden (1.9%)
	Hennes & Mauritz AB Class B	1,320,814	39,886
	Nordea Bank AB	4,418,985	39,372
	Telefonaktiebolaget LM Ericsson Class B	4,146,269	30,920
	Swedbank AB Class A	1,467,394	30,807
	Assa Abloy AB Class B	1,306,288	28,657
	Svenska Cellulosa AB SCA Class B	830,321	24,684
	Atlas Copco AB Class A	861,562	24,186
	Svenska Handelsbanken AB Class A	2,003,842	24,092
	Volvo AB Class B	2,148,548	22,894
	Investor AB Class B	629,334	21,675
	Skandinaviska Enskilda Banken AB Class A	2,022,619	17,734
	Telia Co. AB	3,614,292	16,493
	Sandvik AB	1,501,984	16,093
	Hexagon AB Class B	354,910	14,000
	Atlas Copco AB Class B	540,736	13,827
	Skanska AB Class B	500,881	10,648

Swedish Match AB	265,664	9,691
Electrolux AB Class B	310,063	8,400
Boliden AB	380,497	8,375
SKF AB	526,691	8,345
* Kinnevik AB	282,293	7,199
Meda AB Class A	378,113	7,052
Securitas AB Class B	428,172	7,045
Alfa Laval AB	431,233	6,797
Trelleborg AB Class B	335,764	6,120
Getinge AB	252,120	5,110
Industrivarden AB Class A	269,663	4,936
Husqvarna AB	517,398	4,441
* Lundin Petroleum AB	246,474	4,086
Industrivarden AB	227,626	3,830
Tele2 AB	428,548	3,621
Investment AB Latour Class B	44,080	1,712
Melker Schorling AB	15,438	982
Svenska Handelsbanken AB Class B	50,704	629
SKF AB Class A	22,435	358
		474,697
Switzerland (6.4%)
Nestle SA	4,290,972	343,847
Novartis AG	3,287,718	272,694
Roche Holding AG	986,268	251,763
UBS Group AG	5,034,792	69,214
ABB Ltd.	2,709,571	57,557
Syngenta AG	127,623	50,192
Zurich Insurance Group AG	207,334	49,779
Cie Financiere Richemont SA	710,463	43,190
Swiss Re AG	469,848	39,386
Credit Suisse Group AG	2,714,431	31,215
Givaudan SA	12,845	26,380
Actelion Ltd.	133,891	23,716
LafargeHolcim Ltd.	447,049	21,258
Geberit AG	51,362	19,808
SGS SA	7,130	15,773
Swisscom AG	31,720	15,605
Sika AG	2,929	13,722
Lonza Group AG	72,586	13,669
Julius Baer Group Ltd.	304,837	12,500
Adecco Group AG	224,683	12,332
Partners Group Holding AG	25,550	11,686
^ Swatch Group AG (Bearer)	42,409	11,104
LafargeHolcim Ltd.	230,997	11,027
Schindler Holding AG	56,103	10,757
Swiss Life Holding AG	44,997	10,264
Chocoladefabriken Lindt & Spruengli AG (Registered)	142	10,033
Sonova Holding AG	72,827	9,970
Kuehne & Nagel International AG	70,203	9,847
Galenica AG	7,277	9,379
Chocoladefabriken Lindt & Spruengli AG	1,398	8,220
Swiss Prime Site AG	88,814	8,157
* Dufry AG	67,225	7,736
Baloise Holding AG	65,085	7,326
Clariant AG	383,034	6,663
Roche Holding AG (Bearer)	22,513	5,795
Schindler Holding AG (Registered)	29,215	5,641

PSP Swiss Property AG	55,829	5,629
EMS-Chemie Holding AG	10,202	5,582
Straumann Holding AG	14,021	5,353
Aryzta AG	118,546	4,454
Helvetia Holding AG	8,512	4,274
Barry Callebaut AG	2,748	3,592
Swatch Group AG (Registered)	68,143	3,479
Pargesa Holding SA	39,958	2,783
Banque Cantonale Vaudoise	3,953	2,676
DKSH Holding AG	37,790	2,670
GAM Holding AG	223,161	2,450
Sulzer AG	18,786	1,907
		1,572,054
Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,238,981	145,539
Hon Hai Precision Industry Co. Ltd.	18,926,618	52,230
Taiwan Semiconductor Manufacturing Co. Ltd.	7,123,973	38,481
Formosa Plastics Corp.	6,818,873	16,639
Delta Electronics Inc.	3,035,476	16,011
Formosa Chemicals & Fibre Corp.	6,115,306	15,936
MediaTek Inc.	2,030,440	15,502
Chunghwa Telecom Co. Ltd. ADR	420,068	15,177
Largan Precision Co. Ltd.	140,068	15,058
Nan Ya Plastics Corp.	7,943,615	15,049
Uni-President Enterprises Corp.	6,718,487	13,731
CTBC Financial Holding Co. Ltd.	23,359,203	12,897
Fubon Financial Holding Co. Ltd.	10,107,861	12,578
Cathay Financial Holding Co. Ltd.	11,048,057	12,428
China Steel Corp.	17,291,234	11,962
Mega Financial Holding Co. Ltd.	15,021,777	11,780
Asustek Computer Inc.	982,023	8,544
Taiwan Mobile Co. Ltd.	2,331,648	8,039
* Quanta Computer Inc.	3,630,598	7,394
Catcher Technology Co. Ltd.	1,029,153	7,176
* First Financial Holding Co. Ltd.	12,595,496	6,990
Pegatron Corp.	2,680,038	6,597
E.Sun Financial Holding Co. Ltd.	11,559,812	6,456
President Chain Store Corp.	780,904	6,345
Advanced Semiconductor Engineering Inc. ADR	1,017,516	5,851
Hotai Motor Co. Ltd.	570,000	5,727
Hua Nan Financial Holdings Co. Ltd.	10,336,011	5,642
Yuanta Financial Holding Co. Ltd.	16,023,916	5,631
Formosa Petrochemical Corp.	1,965,580	5,592
Cheng Shin Rubber Industry Co. Ltd.	2,528,220	5,278
United Microelectronics Corp. ADR	2,724,709	5,150
Taiwan Cooperative Financial Holding Co. Ltd.	10,889,801	5,104
Far EasTone Telecommunications Co. Ltd.	2,180,643	5,014
Pou Chen Corp.	3,616,125	4,936
China Development Financial Holding Corp.	19,610,318	4,775
Advanced Semiconductor Engineering Inc.	3,995,847	4,717
Taiwan Cement Corp.	4,387,768	4,664
* Taishin Financial Holding Co. Ltd.	11,493,488	4,617
Chunghwa Telecom Co. Ltd.	1,281,207	4,578
Lite-On Technology Corp.	2,948,054	4,421
Innolux Corp.	11,820,370	4,378
Far Eastern New Century Corp.	5,483,819	4,285
SinoPac Financial Holdings Co. Ltd.	12,917,417	4,173

AU Optronics Corp. ADR	998,819	4,135
Chang Hwa Commercial Bank Ltd.	7,437,967	4,002
Advantech Co. Ltd.	468,314	3,644
Compal Electronics Inc.	5,743,510	3,609
Foxconn Technology Co. Ltd.	1,486,065	3,606
Siliconware Precision Industries Co. Ltd.	2,329,279	3,506
Inventec Corp.	4,240,064	3,296
Hermes Microvision Inc.	76,114	3,244
Eclat Textile Co. Ltd.	279,351	3,131
HTC Corp.	1,004,570	2,996
Asia Cement Corp.	3,199,519	2,927
Wistron Corp.	3,517,911	2,799
Novatek Microelectronics Corp.	789,916	2,776
* Inotera Memories Inc.	3,285,000	2,683
Giant Manufacturing Co. Ltd.	389,625	2,631
Vanguard International Semiconductor Corp.	1,263,466	2,291
Teco Electric and Machinery Co. Ltd.	2,566,000	2,274
Realtek Semiconductor Corp.	622,768	2,259
* Synnex Technology International Corp.	1,837,990	2,172
Shin Kong Financial Holding Co. Ltd.	10,609,858	2,158
Feng TAY Enterprise Co. Ltd.	453,100	2,047
Chicony Electronics Co. Ltd.	795,095	1,967
Acer Inc.	3,875,396	1,848
Siliconware Precision Industries Co. Ltd. ADR	208,777	1,553
* Taiwan Business Bank	5,208,019	1,374
Taiwan Fertilizer Co. Ltd.	984,000	1,372
* Walsin Lihwa Corp.	4,600,000	1,327
Formosa Taffeta Co. Ltd.	1,398,000	1,326
Eternal Materials Co. Ltd.	1,188,169	1,238
* Eva Airways Corp.	2,583,587	1,230
United Microelectronics Corp.	3,220,978	1,200
AU Optronics Corp.	2,838,000	1,160
Taiwan Secom Co. Ltd.	389,725	1,144
Transcend Information Inc.	380,455	1,143
China Airlines Ltd.	3,666,913	1,078
* Epistar Corp.	1,375,000	1,063
Yulon Motor Co. Ltd.	1,148,898	1,022
Capital Securities Corp.	3,201,231	875
* Evergreen Marine Corp. Taiwan Ltd.	2,245,222	870
Unimicron Technology Corp.	1,942,975	829
Feng Hsin Steel Co. Ltd.	613,790	809
Far Eastern International Bank	2,733,642	798
* Taiwan Glass Industry Corp.	1,860,701	788
China Motor Corp.	985,105	746
Cheng Uei Precision Industry Co. Ltd.	532,591	724
TPK Holding Co. Ltd.	357,422	684
Nanya Technology Corp.	551,600	652
Oriental Union Chemical Corp.	950,191	584
YFY Inc.	1,891,451	563
* Cathay Real Estate Development Co. Ltd.	1,244,000	558
Wan Hai Lines Ltd.	974,702	504
President Securities Corp.	1,256,367	474
Ton Yi Industrial Corp.	1,014,600	453
* Yang Ming Marine Transport Corp.	1,936,305	444
U-Ming Marine Transport Corp.	561,000	413
Nan Ya Printed Circuit Board Corp.	274,395	243

	Yulon Nissan Motor Co. Ltd.	33,633	219
			668,533
Thailand (0.5%)
	Kasikornbank PCL (Foreign)	1,623,016	9,320
^	Advanced Info Service PCL (Foreign)	1,600,750	8,191
	CP ALL PCL (Foreign)	4,192,000	6,240
*	PTT PCL	646,972	6,190
	Siam Cement PCL (Foreign)	415,548	6,101
*	Siam Commercial Bank PCL (Local)	1,166,200	5,326
	Airports of Thailand PCL (Foreign)	455,300	5,170
	PTT PCL (Foreign)	539,900	5,166
	Siam Commercial Bank PCL (Foreign)	995,486	4,547
	PTT Exploration & Production PCL (Foreign)	1,887,778	4,526
^	Intouch Holdings PCL	2,014,804	3,472
	Bangkok Dusit Medical Services PCL	5,338,100	3,455
*	Minor International PCL	2,906,010	3,404
	Bangkok Bank PCL (Foreign)	682,529	3,361
*	CP ALL PCL (Local)	1,933,700	2,879
*	Bumrungrad Hospital PCL	499,104	2,642
*	OBI Pharma Inc.	160,000	2,472
*	BTS Group Holdings PCL	8,235,400	2,224
	PTT Global Chemical PCL	1,264,212	2,219
*	True Corp. PCL	8,614,870	2,216
	Thai Oil PCL (Foreign)	1,149,700	2,014
*	Indorama Ventures PCL	2,035,200	1,948
	TMB Bank PCL	29,787,600	1,937
*	Charoen Pokphand Foods PCL	2,357,300	1,900
*	PTT Global Chemical PCL	1,022,400	1,794
	Thai Union Frozen Products PCL (Foreign)	2,856,344	1,791
*	Home Product Center PCL	5,565,345	1,616
*	Central Pattana PCL	976,500	1,613
*	Airports of Thailand PCL	140,900	1,600
^	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,570
	Central Pattana PCL (Foreign)	903,200	1,492
	True Corp. PCL (Foreign)	5,775,653	1,486
	Krung Thai Bank PCL (Foreign)	2,716,125	1,360
*	Land & Houses PCL	4,220,000	1,237
	Glow Energy PCL (Foreign)	465,500	1,148
^	Berli Jucker PCL (Foreign)	851,250	1,118
*	Electricity Generating PCL	194,400	1,111
*	IRPC PCL	7,625,100	1,089
*	Krung Thai Bank PCL	2,170,500	1,087
	IRPC PCL (Foreign)	5,950,900	850
^	Electricity Generating PCL (Foreign)	130,500	746
*	Berli Jucker PCL	567,500	746
*	Delta Electronics Thailand PCL	345,800	709
	Delta Electronics Thailand PCL	339,900	697
*	Bangkok Life Assurance PCL	585,800	694
*	Banpu PCL (Local)	1,362,900	617
*	BEC World PCL	842,900	599
^	Total Access Communication PCL (Foreign)	587,700	548
	Siam City Cement PCL (Foreign)	57,200	548
*	Ratchaburi Electricity Generating Holding PCL (Local)	337,800	502
*,^ Thai Airways International PCL (Foreign)		676,002	491
	BEC World PCL (Foreign)	573,400	408
*	Siam City Cement PCL (Local)	41,200	395
^	Total Access Communication PCL	334,400	312

^ Banpu PCL	685,739	310
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	279
* Advanced Info Service PCL (Local)	53,600	274
* Glow Energy PCL	107,600	265
* Banpu PCL Warrants	685,739	196
* Thai Airways International PCL	257,400	187
^ Land & Houses PCL (Foreign)	478,520	145
* Intouch Holdings PCL	72,600	125
Minor International PCL (Foreign)	99,236	116
* Total Access Communication PCL (Local)	104,800	98
* PTT Exploration and Production PCL (Local)	28,000	67
* Indorama Ventures PCL Warrants Exp. 8/24/2017	162,130	18
* Indorama Ventures Warrants Exp. 8/24/2018	124,715	11
		128,985
Turkey (0.3%)
Akbank TAS	2,843,932	7,350
Turkiye Garanti Bankasi AS	2,915,882	7,173
BIM Birlesik Magazalar AS	310,102	5,737
* Turkcell Iletisim Hizmetleri AS	1,089,030	3,770
KOC Holding AS	877,018	3,763
Tupras Turkiye Petrol Rafinerileri AS	173,111	3,705
Haci Omer Sabanci Holding AS (Bearer)	1,129,510	3,377
Turkiye Is Bankasi	1,911,895	2,951
Eregli Demir ve Celik Fabrikalari TAS	1,896,689	2,887
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,761,360	2,473
Turkiye Halk Bankasi AS	864,811	2,283
Turkiye Vakiflar Bankasi TAO	1,478,033	2,193
Anadolu Efes Biracilik Ve Malt Sanayii AS	275,151	1,865
Arcelik AS	245,728	1,681
Turk Telekomunikasyon AS	717,166	1,452
Ulker Biskuvi Sanayi AS	215,429	1,428
* Yapi ve Kredi Bankasi AS	1,188,501	1,377
* Turk Hava Yollari AO	777,530	1,349
Tofas Turk Otomobil Fabrikasi AS	168,919	1,338
Petkim Petrokimya Holding AS	821,179	1,187
Coca-Cola Icecek AS	93,675	1,163
Enka Insaat ve Sanayi AS	771,768	1,139
Ford Otomotiv Sanayi AS	93,987	1,026
Turkiye Sise ve Cam Fabrikalari AS	862,263	971
TAV Havalimanlari Holding AS	203,464	746
Aselsan Elektronik Sanayi Ve Ticaret AS	218,564	692
Turkiye Sinai Kalkinma Bankasi AS	1,291,765	568
Turk Traktor ve Ziraat Makineleri AS	20,216	565
Aygaz AS	89,205	336
* Migros Ticaret AS	44,312	241
* Koza Altin Isletmeleri AS	69,212	235
Akcansa Cimento AS	49,811	222
Yazicilar Holding AS Class A	56,246	219
* Pegasus Hava Tasimaciligi AS	44,548	174
		67,636
United Arab Emirates (0.2%)
Emirates Telecommunications Group Co. PJSC	2,380,119	12,970
Emaar Properties PJSC	4,778,832	8,967
First Gulf Bank PJSC	1,539,659	5,061
Abu Dhabi Commercial Bank PJSC	2,514,929	4,659
DP World Ltd.	229,427	3,890

Aldar Properties PJSC	4,288,711	3,368
Dubai Islamic Bank PJSC	1,714,479	2,520
Emaar Malls Group PJSC	2,822,097	2,224
* Dubai Parks & Resorts PJSC	4,265,266	1,922
Union National Bank PJSC	1,512,007	1,869
DAMAC Properties Dubai Co. PJSC	2,298,381	1,467
* Arabtec Holding PJSC	3,031,213	1,217
Air Arabia PJSC	3,007,827	1,188
Dubai Investments PJSC	1,893,777	1,100
Dubai Financial Market PJSC	2,296,512	831
* Dana Gas PJSC	4,699,878	718
Al Waha Capital PJSC	1,220,264	658
Agthia Group PJSC	204,805	431
* Deyaar Development PJSC	2,069,349	338
* Union Properties PJSC	1,419,520	289
		55,687
United Kingdom (13.7%)
HSBC Holdings plc	27,562,298	180,663
British American Tobacco plc	2,593,129	165,506
Royal Dutch Shell plc Class A	5,856,278	151,211
GlaxoSmithKline plc	6,763,437	151,048
BP plc	25,715,238	145,488
Royal Dutch Shell plc Class B	5,210,555	138,594
AstraZeneca plc	1,755,567	117,532
Vodafone Group plc	36,957,950	112,274
Diageo plc	3,503,925	100,411
Reckitt Benckiser Group plc	874,726	84,814
Unilever plc	1,678,362	78,519
SABMiller plc	1,330,014	77,713
National Grid plc	5,247,475	75,243
Imperial Brands plc	1,340,266	70,628
BT Group plc	11,641,313	63,602
Lloyds Banking Group plc	89,042,902	62,628
Prudential plc	3,549,780	62,577
Rio Tinto plc	1,682,143	54,589
Shire plc	825,408	53,323
Barclays plc	23,297,528	47,503
ARM Holdings plc	1,963,579	43,712
Compass Group plc	2,292,131	43,546
WPP plc	1,802,949	40,454
Glencore plc	16,220,512	40,034
BHP Billiton plc	2,938,220	37,047
CRH plc	1,033,214	31,424
BAE Systems plc	4,400,040	31,067
Standard Chartered plc	3,734,093	29,858
Aviva plc	5,627,886	28,981
RELX NV	1,525,112	28,960
SSE plc	1,399,748	28,097
Experian plc	1,335,222	26,118
Shire plc ADR	131,898	25,604
Rolls-Royce Holdings plc	2,301,994	24,087
Centrica plc	7,547,778	24,074
* Tesco plc	11,300,343	23,299
Legal & General Group plc	8,260,428	22,471
Smith & Nephew plc	1,247,395	20,519
Anglo American plc	1,817,791	19,909
Wolseley plc	351,843	19,618

	Old Mutual plc	6,798,859	18,920
	Sky plc	1,458,766	17,765
	Associated British Foods plc	485,025	17,266
	London Stock Exchange Group plc	434,076	15,973
	Land Securities Group plc	1,094,412	15,843
	Randgold Resources Ltd.	129,332	15,220
	Bunzl plc	461,982	14,454
	Sage Group plc	1,498,311	14,128
	Kingfisher plc	3,173,079	14,091
	ITV plc	5,207,972	13,504
	Next plc	201,221	13,378
	Pearson plc	1,143,001	13,354
*	Paddy Power Betfair plc	113,971	13,243
	Whitbread plc	254,042	12,973
	United Utilities Group plc	950,851	12,792
	British Land Co. plc	1,424,890	12,646
	Carnival plc	254,329	12,233
	Capita plc	922,273	11,711
	Johnson Matthey plc	269,235	11,668
*	Royal Bank of Scotland Group plc	4,556,956	11,599
	Ashtead Group plc	700,204	11,082
*	InterContinental Hotels Group plc	274,724	10,984
	DCC plc	122,725	10,952
	3i Group plc	1,340,520	10,949
	Standard Life plc	2,728,332	10,923
	Burberry Group plc	614,123	10,715
	Intertek Group plc	222,526	10,676
	Severn Trent plc	328,517	10,645
	Mondi plc	511,245	10,346
	Marks & Spencer Group plc	2,263,931	9,572
	Persimmon plc	427,297	9,541
	RSA Insurance Group plc	1,413,529	9,295
	Taylor Wimpey plc	4,541,763	9,294
	GKN plc	2,384,610	9,127
	Smiths Group plc	545,386	9,116
	Direct Line Insurance Group plc	1,913,141	8,852
	St. James's Place plc	721,562	8,831
	Informa plc	900,901	8,512
	Royal Mail plc	1,260,590	8,500
	Hammerson plc	1,093,582	8,073
	Barratt Developments plc	1,386,987	8,031
	Admiral Group plc	278,505	7,971
*	Croda International plc	180,539	7,939
	Micro Focus International plc	308,851	7,916
	International Consolidated Airlines Group SA (London Shares)	1,419,408	7,622
	Wm Morrison Supermarkets plc	3,002,077	7,378
	Provident Financial plc	204,294	7,326
	Halma plc	523,182	7,257
	Rentokil Initial plc	2,545,602	7,238
	Travis Perkins plc	346,760	7,155
*,2 Worldpay Group plc		1,822,305	7,069
	Pennon Group plc	575,395	6,868
	DS Smith plc	1,310,417	6,796
	Rightmove plc	126,020	6,756
	Hikma Pharmaceuticals plc	191,784	6,678
2	Auto Trader Group plc	1,346,342	6,608
	Inmarsat plc	626,163	6,474

	Dixons Carphone plc	1,390,860	6,431
	Berkeley Group Holdings plc	178,874	6,345
	Meggitt plc	1,082,678	6,271
2	Merlin Entertainments plc	988,669	6,185
	Tate & Lyle plc	646,201	6,184
	Segro plc	1,047,759	6,139
	Fresnillo plc	234,405	5,998
	J Sainsbury plc	1,962,047	5,823
	Aberdeen Asset Management plc	1,377,128	5,800
	Weir Group plc	296,614	5,747
	Aggreko plc	334,987	5,703
	TUI AG	428,280	5,576
	Coca-Cola HBC AG	269,681	5,576
	Schroders plc	157,881	5,472
	IMI plc	380,968	5,405
	Cobham plc	2,376,127	5,387
	Inchcape plc	599,690	5,347
	G4S plc	2,169,958	5,347
	Polymetal International plc	361,704	5,328
	Booker Group plc	2,298,690	5,292
	Intu Properties plc	1,310,179	5,195
	Derwent London plc	137,949	5,188
	Hargreaves Lansdown plc	301,105	5,175
	William Hill plc	1,214,855	5,139
	Howden Joinery Group plc	857,616	4,904
	Bellway plc	168,224	4,664
*	Just Eat plc	637,025	4,522
	Babcock International Group plc	351,559	4,509
	John Wood Group plc	514,164	4,498
	Henderson Group plc	1,449,310	4,428
	ICAP plc	739,770	4,345
*,^ CYBG plc		1,223,264	4,219
	Investec plc	702,344	4,181
	easyJet plc	299,029	4,113
	Capital & Counties Properties plc	1,011,315	3,889
	New Europe Property Investments plc	303,813	3,632
	Petrofac Ltd.	355,695	3,517
	Daily Mail & General Trust plc	364,029	3,455
	CRH plc	108,168	3,301
	Antofagasta plc	487,429	3,226
	Ashmore Group plc	536,454	2,364
	TalkTalk Telecom Group plc	729,560	2,211
	Melrose Industries plc	197,121	1,785
*	Sports Direct International plc	345,094	1,322
*	Smurfit Kappa Group plc (London Shares)	9,521	221
			3,393,932
Total Common Stocks (Cost $24,383,495)			24,591,491

	Coupon
Temporary Cash Investments (2.1%)1
Money Market Fund (2.0%)
5,6 Vanguard Market Liquidity Fund	0.561%		483,368,512	483,369

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
7,8,9Federal Home Loan Bank Discount Notes	0.471%	8/10/16	2,000	2,000
7,8 Federal Home Loan Bank Discount Notes	0.466%	8/12/16	5,000	5,000
7,8 Federal Home Loan Bank Discount Notes	0.451%	8/19/16	1,900	1,900
7,8 Federal Home Loan Bank Discount Notes	0.486%–0.496%	8/24/16	3,000	2,999
7,8 Federal Home Loan Bank Discount Notes	0.511%	9/2/16	500	500
7,8,9Federal Home Loan Bank Discount Notes	0.395%	9/9/16	6,200	6,198
7,8 Federal Home Loan Bank Discount Notes	0.348%	10/11/16	700	699
7,8 Federal Home Loan Bank Discount Notes	0.511%	10/12/16	1,000	999
7,8 Federal Home Loan Bank Discount Notes	0.501%	10/19/16	2,500	2,498
7,8,9Federal Home Loan Bank Discount Notes	0.379%	10/21/16	1,100	1,099
7,9 Federal Home Loan Bank Discount Notes	0.394%	11/18/16	1,000	999
				24,891
Total Temporary Cash Investments (Cost $508,257)				508,260
Total Investments (101.5%) (Cost $24,891,752)				25,099,751
Other Assets and Liabilities-Net (-1.5%)6,9				(359,921)
Net Assets (100%)				24,739,830

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $282,050,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $143,425,000, representing 0.6% of net assets.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $302,540,000 of collateral received for securities on loan.
7	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8	Securities with a value of $20,094,000 have been segregated as initial margin for open futures contracts.
9	Securities with a value of $3,736,000 and cash of$1,831,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt. CP—Commercial Paper. GDR—Global Depositary Receipt. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

FTSE All-World ex-US Index Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,212,837	1	933
Common Stocks—Other	452,869	21,923,705	1,146
Temporary Cash Investments	483,369	24,891	—
Futures Contracts—Assets[1]	1,107	—	—
Futures Contracts—Liabilities[1]	(125)	—	—
Forward Currency Contracts—Assets	—	4,327	—
Forward Currency Contracts—Liabilities	—	(5,853)	—
Total	3,150,057	21,947,071	2,079
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately

FTSE All-World ex-US Index Fund

invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50	September 2016	1,590	53,039	6,186
Topix Index	September 2016	262	33,963	(207)
FTSE 100 Index	September 2016	293	25,973	5,717
S&P ASX 200 Index	September 2016	125	13,109	1,849
				13,545

FTSE All-World ex-US Index Fund

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At July 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date	Receive		Deliver	($000)
BNP Paribas	9/21/2016 EUR	76,807	USD	86,366	(303)
Citibank, N.A.	9/13/2016 JPY	6,630,380	USD	62,118	2,972
Deutsche Bank AG	9/21/2016 GBP	34,004	USD	47,966	(2,922)
Barclays Bank PLC	9/21/2016 EUR	21,667	USD	24,005	273
BNP Paribas	9/20/2016 AUD	32,523	USD	23,883	791
Barclays Bank PLC	9/13/2016 JPY	1,266,070	USD	12,260	168
Barclays Bank PLC	9/21/2016 EUR	7,358	USD	8,356	(111)
Citibank, N.A.	9/21/2016 GBP	3,538	USD	5,171	(485)
Goldman Sachs
International	9/21/2016 GBP	3,070	USD	4,032	35
Barclays Bank PLC	9/20/2016 AUD	3,000	USD	2,250	26
Citibank, N.A.	9/20/2016 AUD	2,467	USD	1,841	31
Goldman Sachs
International	9/21/2016 USD	69,968	EUR	63,010	(635)
UBS AG	9/13/2016 USD	38,793	JPY	4,049,220	(958)
BNP Paribas	9/21/2016 USD	30,775	GBP	23,362	(172)
Barclays Bank PLC	9/20/2016 USD	17,372	AUD	23,155	(195)
BNP Paribas	9/13/2016 USD	3,164	JPY	319,150	31
Goldman Sachs
International	9/21/2016 USD	3,027	GBP	2,340	(72)
					(1,526)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2016, the counterparty had deposited in segregated accounts securities with a value of $518,000 in connection with for open forward currency contracts.

E. At July 31, 2016, the cost of investment securities for tax purposes was $24,951,716,000. Net unrealized appreciation of investment securities for tax purposes was $148,035,000, consisting of unrealized gains of $4,000,372,000 on securities that had risen in value since their purchase and $3,852,337,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments (unaudited)
As of July 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)1
Australia (4.6%)
	Vocus Communications Ltd.	877,412	5,967
	Northern Star Resources Ltd.	915,712	3,743
*	Mayne Pharma Group Ltd.	2,190,220	3,387
	carsales.com Ltd.	331,528	3,206
	Investa Office Fund	920,256	3,205
	JB Hi-Fi Ltd.	161,191	3,180
	Evolution Mining Ltd.	1,361,070	2,979
^	Qube Holdings Ltd.	1,351,882	2,619
	nib holdings Ltd.	712,219	2,507
^	Blackmores Ltd.	20,464	2,445
	Charter Hall Group	553,381	2,351
	Primary Health Care Ltd.	740,018	2,302
*	Link Administration Holdings Ltd.	350,049	2,299
	Regis Resources Ltd.	719,423	2,236
^	BWP Trust	764,402	2,223
	BT Investment Management Ltd.	316,386	2,166
	InvoCare Ltd.	184,767	2,058
	Navitas Ltd.	454,792	2,054
	Charter Hall Retail REIT	545,403	1,992
	Independence Group NL	636,307	1,979
	Cromwell Property Group	2,329,710	1,955
	IRESS Ltd.	211,784	1,821
	Sirtex Medical Ltd.	75,557	1,809
	GrainCorp Ltd. Class A	278,117	1,795
*	St. Barbara Ltd.	757,945	1,768
	Mineral Resources Ltd.	227,985	1,710
*,^ Saracen Mineral Holdings Ltd.		1,272,900	1,690
	Super Retail Group Ltd.	226,488	1,689
	Bapcor Ltd.	377,748	1,645
	Sigma Pharmaceuticals Ltd.	1,663,485	1,638
	G8 Education Ltd.	553,899	1,619
	Aveo Group	598,457	1,592
	Premier Investments Ltd.	124,815	1,540
*	APN Outdoor Group Ltd.	250,113	1,533
	Spotless Group Holdings Ltd.	1,623,151	1,474
	ARB Corp. Ltd.	104,805	1,447
	Myer Holdings Ltd.	1,359,227	1,382
	Breville Group Ltd.	216,000	1,319
*,^ Syrah Resources Ltd.		373,174	1,300
	Automotive Holdings Group Ltd.	379,068	1,242
	Monadelphous Group Ltd.	150,953	1,211
	Mantra Group Ltd.	435,218	1,190
	Cleanaway Waste Management Ltd.	1,830,464	1,190
	Ardent Leisure Group	730,818	1,179
	Sandfire Resources NL	262,133	1,151
	Pact Group Holdings Ltd.	264,625	1,148
	Abacus Property Group	447,753	1,079
	SAI Global Ltd.	396,376	1,073
	Steadfast Group Ltd.	666,902	1,070

	Technology One Ltd.	244,258	1,058
	Southern Cross Media Group Ltd.	1,063,526	1,021
	Estia Health Ltd.	255,291	997
	Beach Energy Ltd.	2,253,762	974
2	MYOB Group Ltd.	339,644	974
	Brickworks Ltd.	85,070	972
*	Resolute Mining Ltd.	746,804	964
*	Australian Agricultural Co. Ltd.	614,126	949
^	GUD Holdings Ltd.	123,930	948
^	Seven Group Holdings Ltd.	176,951	924
	Nine Entertainment Co. Holdings Ltd.	1,106,487	923
^	Retail Food Group Ltd.	208,518	916
	Altium Ltd.	162,389	906
	McMillan Shakespeare Ltd.	84,138	902
	Genworth Mortgage Insurance Australia Ltd.	397,056	888
*	NEXTDC Ltd.	308,513	879
	Australian Pharmaceutical Industries Ltd.	597,830	874
*	Infigen Energy	954,536	865
	Gateway Lifestyle	381,917	834
	Bega Cheese Ltd.	175,017	825
*,^ Bellamy's Australia Ltd.		91,774	824
*	APN News & Media Ltd.	262,813	823
^	Western Areas Ltd.	390,745	821
*	IPH Ltd.	159,833	815
	National Storage REIT	653,506	811
	Costa Group Holdings Ltd.	356,743	788
	Regis Healthcare Ltd.	198,611	779
*	Perseus Mining Ltd.	1,469,278	727
	oOh!media Ltd.	167,780	707
*	Nanosonics Ltd.	338,180	703
	Japara Healthcare Ltd.	346,297	681
	Eclipx Group Ltd.	239,163	678
	Growthpoint Properties Australia Ltd.	265,646	667
	Select Harvests Ltd.	114,438	664
	FlexiGroup Ltd.	433,697	661
*,^ RCG Corp. Ltd.		462,939	658
	Webjet Ltd.	113,158	658
^	Cover-More Group Ltd.	625,697	653
	GWA Group Ltd.	400,242	641
	TFS Corp. Ltd.	512,039	634
	Tassal Group Ltd.	201,935	633
*	IDP Education Ltd.	193,466	633
*	AWE Ltd.	919,908	631
	360 Capital Industrial Fund	305,192	630
*	Beadell Resources Ltd.	1,580,598	628
	Folkestone Education Trust	293,045	624
	Arena REIT	350,880	611
^	Cabcharge Australia Ltd.	201,829	609
^	Corporate Travel Management Ltd.	51,080	607
	OzForex Group Ltd.	312,156	592
	Ingenia Communities Group	267,675	586
^	Greencross Ltd.	109,104	583
	Programmed Maintenance Services Ltd.	370,595	582
	Asaleo Care Ltd.	561,007	580
	iSentia Group Ltd.	234,970	562
*	BWX Ltd.	126,018	536
*	UGL Ltd.	279,675	523

	GDI Property Group	693,057	519
	Village Roadshow Ltd.	120,971	495
	SG Fleet Group Ltd.	161,990	495
*	WPP AUNZ Ltd.	509,661	488
	Virtus Health Ltd.	81,385	478
	Credit Corp. Group Ltd.	47,058	477
*,^ Highfield Resources Ltd.		410,531	438
	Collins Foods Ltd.	131,059	420
	Hotel Property Investments	175,992	414
*	Karoon Gas Australia Ltd.	406,805	414
*,^ Senex Energy Ltd.		1,876,559	388
*	Ten Network Holdings Ltd.	435,109	379
	Reject Shop Ltd.	36,693	359
	Ainsworth Game Technology Ltd.	222,128	352
*,^ Liquefied Natural Gas Ltd.		725,957	347
*	Bradken Ltd.	271,975	342
	Tox Free Solutions Ltd.	168,183	338
*,^ Mount Gibson Iron Ltd.		1,527,569	336
*,^ Mesoblast Ltd.		390,769	333
	Astro Japan Property Group	62,019	327
^	Slater & Gordon Ltd.	1,058,775	326
*,^ Paladin Energy Ltd.		2,090,369	326
*,^ Lynas Corp. Ltd.		5,213,011	298
	Cedar Woods Properties Ltd.	80,129	282
	Thorn Group Ltd.	235,984	239
	CSG Ltd.	187,713	223
	MACA Ltd.	149,109	198
*,^ Virgin Australia Holdings Ltd.		1,083,628	198
*	Starpharma Holdings Ltd.	365,348	183
	RCR Tomlinson Ltd.	112,269	173
*	Billabong International Ltd.	138,745	164
^	Cardno Ltd.	366,791	160
*	NZME Ltd.	262,813	159
	Cash Converters International Ltd.	457,078	154
	ERM Power Ltd.	187,757	146
*	Syrah Resources Ltd.	40,679	141
	MMA Offshore Ltd.	603,241	136
	Acrux Ltd.	199,813	112
	SMS Management & Technology Ltd.	78,073	110
*	CuDeco Ltd.	298,221	105
*	Watpac Ltd.	150,993	98
*,^ Kingsgate Consolidated Ltd.		277,729	87
^	Capitol Health Ltd.	630,148	77
*,^ Arrium Ltd.		4,377,411	73
	Decmil Group Ltd.	108,517	68
*	Sundance Energy Australia Ltd.	572,857	67
*	Horizon Oil Ltd.	1,230,328	42
*	Virgin Australia Holdings Pvt Ltd	1,276,415	5
*	Strandline Resources Ltd.	156,024	1
*	SGH Energy Pty Ltd.	1,906,834	—
*	Kagara Ltd.	274,560	—
^	DSHE Holdings Ltd.	201,826	—
*	Jacana Minerals Ltd.	37,888	—
			152,783
Austria (0.8%)
	BUWOG AG	139,086	3,373
*	IMMOFINANZ AG	1,272,623	2,771

Wienerberger AG	176,172	2,718
CA Immobilien Anlagen AG	118,819	2,233
Conwert Immobilien Invest SE	114,966	1,891
Oesterreichische Post AG	52,408	1,829
Verbund AG	95,832	1,501
Mayr Melnhof Karton AG	11,956	1,311
Lenzing AG	10,842	1,137
^ Schoeller-Bleckmann Oilfield Equipment AG	18,337	1,127
UNIQA Insurance Group AG	169,197	1,047
RHI AG	47,595	988
S IMMO AG	89,276	863
* Flughafen Wien AG	28,856	850
DO & CO AG	10,341	815
Zumtobel Group AG	52,419	796
Strabag SE	21,931	686
EVN AG	41,172	481
Semperit AG Holding	13,387	434
Palfinger AG	13,806	411
Kapsch TrafficCom AG	6,789	281
		27,543
Belgium (1.2%)
Ontex Group NV	115,313	4,166
Cofinimmo SA	31,771	3,970
Sofina SA	23,284	3,117
Bekaert SA	53,382	2,446
Warehouses De Pauw CVA	22,390	2,309
Elia System Operator SA/NV	42,439	2,262
Melexis NV	33,611	2,207
Befimmo SA	28,998	1,971
D'ieteren SA/NV	40,066	1,756
Euronav NV	194,340	1,675
Gimv NV	29,392	1,597
Ion Beam Applications	29,727	1,401
^ Nyrstar (Voting Shares)	142,092	1,295
* Tessenderlo Chemie NV (Voting Shares)	34,432	1,171
* Orange Belgium SA	48,066	1,165
Econocom Group SA/NV	81,318	1,065
Cie d'Entreprises CFE	11,329	1,043
* AGFA-Gevaert NV	264,746	954
Barco NV	11,517	886
Kinepolis Group NV	19,601	875
* KBC Ancora	22,634	699
Van de Velde NV	9,160	668
EVS Broadcast Equipment SA	16,339	552
Wereldhave Belgium NV	2,887	359
		39,609
Brazil (1.2%)
* Rumo Logistica Operadora Multimodal SA	1,232,577	2,326
Qualicorp SA	335,000	2,221
MRV Engenharia e Participacoes SA	447,700	1,871
Odontoprev SA	409,327	1,641
Cyrela Brazil Realty SA Empreendimentos e Participacoes	456,500	1,578
Duratex SA	446,000	1,363
Cia Hering	227,100	1,296
Fleury SA	119,856	1,154
Sao Martinho SA	70,400	1,153

Bradespar SA Preference Shares	327,700	1,092
Cia de Saneamento de Minas Gerais-COPASA	96,270	980
Banco do Estado do Rio Grande do Sul SA Preference Shares	287,850	957
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	99,211	898
Iguatemi Empresa de Shopping Centers SA	88,500	834
BR Properties SA	289,400	805
Linx SA	139,134	792
Metalurgica Gerdau SA Preference Shares Class A	930,700	781
* EcoRodovias Infraestrutura e Logistica SA	308,100	780
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	666,776	771
Alpargatas SA Preference Shares	216,102	766
* Minerva SA	253,700	751
* Marfrig Global Foods SA	411,512	721
Grendene SA	129,664	687
* Marcopolo SA Preference Shares	720,516	684
Mahle-Metal Leve SA	81,700	673
Iochpe Maxion SA	122,650	654
* B2W Cia Digital	160,500	644
Alupar Investimento SA	121,090	627
Aliansce Shopping Centers SA	140,279	627
Arezzo Industria e Comercio SA	62,000	535
Light SA	113,500	509
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	123,818	480
Ez Tec Empreendimentos e Participacoes SA	83,105	456
Tupy SA	94,531	429
Even Construtora e Incorporadora SA	292,222	416
Via Varejo SA	197,700	409
CVC Brasil Operadora e Agencia de Viagens SA	59,700	398
Cia Energetica do Ceara Preference Shares	26,142	395
Gafisa SA	565,582	386
SLC Agricola SA	78,400	363
* Eneva SA	95,600	351
JSL SA	114,300	347
* Randon Participacoes SA Preference Shares	226,690	329
QGEP Participacoes SA	166,900	315
2 Ser Educacional SA	64,000	309
GAEC Educacao SA	63,022	296
* Gol Linhas Aereas Inteligentes SA Preference Shares	164,200	260
* Magnesita Refratarios SA	49,040	247
Direcional Engenharia SA	123,294	243
Santos Brasil Participacoes SA	55,846	242
Guararapes Confeccoes SA	11,300	240
Sonae Sierra Brasil SA	32,600	203
* Restoque Comercio e Confeccoes de Roupas SA	132,219	166
Paranapanema SA	245,700	165
* Marisa Lojas SA	63,690	163
* Alupar Investimento SA	15,532	80
		38,859
Canada (14.5%)
^ Waste Connections Inc.	272,771	20,323
Dollarama Inc.	162,077	11,984
Teck Resources Ltd. Class B	726,091	11,573
Open Text Corp.	186,968	11,393
Gildan Activewear Inc.	374,813	10,998
* Kinross Gold Corp.	1,917,962	9,916
First Quantum Minerals Ltd.	1,063,400	9,195

	CCL Industries Inc. Class B	50,907	9,112
	Yamana Gold Inc.	1,470,614	8,414
	Keyera Corp.	281,641	8,085
	Onex Corp.	127,545	7,918
	H&R REIT	430,996	7,675
*	Detour Gold Corp.	267,382	6,991
	Tahoe Resources Inc.	447,285	6,944
*	Seven Generations Energy Ltd. Class A	328,401	6,892
^	AltaGas Ltd.	250,194	6,373
	Element Financial Corp.	592,039	6,357
^	PrairieSky Royalty Ltd.	319,450	6,217
^	Peyto Exploration & Development Corp.	216,363	6,148
	CAE Inc.	415,106	5,538
	Industrial Alliance Insurance & Financial Services Inc.	157,517	5,127
^	Vermilion Energy Inc.	153,073	5,100
	Smart REIT	170,194	5,020
^	Canadian Apartment Properties REIT	194,885	4,873
	Ritchie Bros Auctioneers Inc.	140,225	4,650
^	WSP Global Inc.	153,121	4,590
*	B2Gold Corp.	1,464,850	4,589
*	Bombardier Inc. Class B	2,986,478	4,483
	Eldorado Gold Corp.	1,084,628	4,444
	Atco Ltd.	117,749	4,438
	Pan American Silver Corp.	222,436	4,341
	Canadian REIT	112,008	4,294
*	New Gold Inc.	815,315	4,234
	Finning International Inc.	259,743	4,210
*,^ First Majestic Silver Corp.		241,633	4,190
	Stantec Inc.	161,621	4,113
^	Veresen Inc.	482,350	4,082
	Quebecor Inc. Class B	132,141	4,071
^	Whitecap Resources Inc.	544,511	4,041
^	DH Corp.	162,979	4,026
*	Lundin Mining Corp.	950,499	3,975
	Methanex Corp.	140,843	3,950
^	Cineplex Inc.	98,135	3,824
	Empire Co. Ltd.	235,197	3,747
	Alamos Gold Inc.	401,149	3,745
	Algonquin Power & Utilities Corp.	398,296	3,725
	MacDonald Dettwiler & Associates Ltd.	55,408	3,634
^	Allied Properties REIT	119,168	3,616
	Cominar REIT	263,181	3,604
^	OceanaGold Corp.	967,494	3,498
*,^ IAMGOLD Corp.		636,306	3,285
	Chartwell Retirement Residences	267,025	3,244
^	Toromont Industries Ltd.	106,835	3,208
	West Fraser Timber Co. Ltd.	93,056	3,197
	Cott Corp.	213,665	3,185
	Linamar Corp.	78,408	3,113
^	Northland Power Inc.	165,369	3,107
	TransForce Inc.	152,570	2,990
	Maple Leaf Foods Inc.	121,977	2,776
*	SEMAFO Inc.	504,495	2,716
*	NovaGold Resources Inc.	388,673	2,703
*	Raging River Exploration Inc.	338,132	2,680
*,^ Torex Gold Resources Inc.		126,696	2,628
	FirstService Corp.	53,088	2,616

*	Pretium Resources Inc.	218,906	2,600
^	Boardwalk REIT	60,333	2,592
	TMX Group Ltd.	57,892	2,583
*	Silver Standard Resources Inc.	183,466	2,560
*,^ Amaya Inc.		164,087	2,540
	First Capital Realty Inc.	142,481	2,531
	Parkland Fuel Corp.	140,131	2,487
	Capital Power Corp.	154,254	2,481
	Gibson Energy Inc.	213,909	2,441
	Dream Office REIT	168,203	2,437
	Hudson's Bay Co.	193,045	2,426
^	Canadian Western Bank	124,861	2,412
	Stella-Jones Inc.	66,841	2,383
*	Descartes Systems Group Inc.	116,676	2,353
^	Home Capital Group Inc. Class B	106,232	2,260
	Colliers International Group Inc.	54,638	2,256
	Enerplus Corp.	377,575	2,250
	Osisko Gold Royalties Ltd.	169,169	2,247
	Granite REIT	72,130	2,245
*	Parex Resources Inc.	229,213	2,223
^	Artis REIT	211,472	2,211
	Innergex Renewable Energy Inc.	179,724	2,153
	ShawCor Ltd.	94,012	2,144
*	Celestica Inc.	188,422	2,087
^	Emera Inc.	55,836	2,082
	TransAlta Corp.	434,981	2,076
*,^ ProMetic Life Sciences Inc.		852,045	2,003
	Precision Drilling Corp.	466,033	1,988
^	Superior Plus Corp.	218,051	1,906
^	Mullen Group Ltd.	154,990	1,864
	Manitoba Telecom Services Inc.	62,915	1,859
^	Laurentian Bank of Canada	48,912	1,814
	HudBay Minerals Inc.	362,637	1,808
^	Corus Entertainment Inc. Class B	181,488	1,793
	Russel Metals Inc.	98,027	1,772
	North West Co. Inc.	75,459	1,763
*	Advantage Oil & Gas Ltd.	271,453	1,717
	Aimia Inc.	250,578	1,649
^	Jean Coutu Group PJC Inc. Class A	109,334	1,583
	Winpak Ltd.	46,220	1,577
^	Genworth MI Canada Inc.	58,553	1,564
	Norbord Inc.	61,190	1,542
	Transcontinental Inc. Class A	105,189	1,515
	Centerra Gold Inc.	255,290	1,506
^	Baytex Energy Corp.	314,898	1,478
	Nevsun Resources Ltd.	446,388	1,477
*	Canfor Corp.	122,943	1,460
^	Secure Energy Services Inc.	231,957	1,395
^	Westshore Terminals Investment Corp.	94,159	1,372
^	Just Energy Group Inc.	217,252	1,349
	Pason Systems Inc.	99,499	1,333
^	Dorel Industries Inc. Class B	44,611	1,286
^	TORC Oil & Gas Ltd.	231,051	1,249
	Dominion Diamond Corp.	129,941	1,193
^	Pengrowth Energy Corp.	793,504	1,185
^	Northview Apartment REIT	68,269	1,181
*,^ Birchcliff Energy Ltd.		162,684	1,176

	Aecon Group Inc.	88,017	1,172
	Enghouse Systems Ltd.	27,717	1,133
	Ensign Energy Services Inc.	201,138	1,111
*	Alacer Gold Corp.	430,627	1,098
^	Enerflex Ltd.	125,211	1,095
^	Concordia International Corp.	62,092	1,084
*	NuVista Energy Ltd.	222,631	1,079
*	Great Canadian Gaming Corp.	73,010	1,041
^	Canadian Energy Services & Technology Corp.	377,137	1,017
*	ATS Automation Tooling Systems Inc.	132,107	1,009
*	MEG Energy Corp.	229,500	972
*	Crew Energy Inc.	225,701	956
^	Extendicare Inc.	145,679	916
^	Penn West Petroleum Ltd.	706,776	893
^	Bonterra Energy Corp.	46,590	883
*,^ Sierra Wireless Inc.		49,216	874
	InnVest REIT	152,975	824
	Cogeco Communications Inc.	16,722	823
*	Paramount Resources Ltd. Class A	78,251	737
	Martinrea International Inc.	109,238	729
*,^ China Gold International Resources Corp. Ltd.		381,080	721
*,^ Kelt Exploration Ltd.		210,824	720
	Cascades Inc.	93,208	698
*	Gran Tierra Energy Inc.	250,760	695
^	AutoCanada Inc.	38,549	627
*,^ Avigilon Corp.		59,148	601
^	Morguard REIT	49,774	598
	Canaccord Genuity Group Inc.	158,861	575
^	First National Financial Corp.	22,911	530
*,^ Athabasca Oil Corp.		544,393	513
*,^ DREAM Unlimited Corp. Class A		75,811	494
*	Gran Tierra Energy Inc.	169,681	470
^	Sprott Inc.	204,300	386
*	Pacific Exploration and Production Corp.	462,671	227
*	Osisko Gold Royalties Warrants Exp. 2/26/2019	5,460	17
*	Great Basin Gold Ltd.	345,634	1
			482,464
Chile (0.3%)
	Parque Arauco SA	855,323	1,883
	Engie Energia Chile SA	888,772	1,651
	Vina Concha y Toro SA	891,143	1,538
	Inversiones Aguas Metropolitanas SA	708,715	1,213
	Ripley Corp. SA	1,297,730	820
	Inversiones La Construccion SA	48,262	553
	CAP SA	119,172	520
	Forus SA	130,471	468
*	Cia Sud Americana de Vapores SA	20,621,315	376
			9,022
China (2.8%)
	Sunny Optical Technology Group Co. Ltd.	1,038,367	4,145
	Skyworth Digital Holdings Ltd.	2,952,497	2,211
	Intime Retail Group Co. Ltd.	2,232,237	1,762
*,^ China Shanshui Cement Group Ltd.		1,968,757	1,596
	Tong Ren Tang Technologies Co. Ltd.	963,354	1,523
	Future Land Holdings Co. Ltd. Class A	820,462	1,318
^	NetDragon Websoft Holdings Ltd.	400,803	1,306

	Phoenix Healthcare Group Co. Ltd.	822,841	1,219
	China High Speed Transmission Equipment Group Co. Ltd.	1,545,050	1,199
^	Digital China Holdings Ltd.	1,380,671	1,076
^	CT Environmental Group Ltd.	3,439,760	1,048
	CIFI Holdings Group Co. Ltd.	3,972,000	1,031
	Greatview Aseptic Packaging Co. Ltd.	1,981,000	1,029
*	Xinhua Winshare Publishing and Media Co. Ltd.	949,200	1,012
*	Chinasoft International Ltd.	2,486,976	1,007
	Wuxi Little Swan Co. Ltd. Class B	281,876	999
*	BYD Electronic International Co. Ltd.	1,265,911	965
*	Kingdee International Software Group Co. Ltd.	2,868,524	910
*	Hybrid Kinetic Group Ltd.	25,202,000	879
2	Fu Shou Yuan International Group Ltd.	1,264,000	848
	China Lesso Group Holdings Ltd.	1,487,578	844
^	SMI Holdings Group Ltd.	9,448,000	842
	Sinopec Kantons Holdings Ltd.	1,613,962	841
^	PAX Global Technology Ltd.	1,008,062	834
	Xtep International Holdings Ltd.	1,606,879	828
*	Coolpad Group Ltd.	4,660,669	820
^	China Maple Leaf Educational Systems Ltd.	938,000	806
	Tibet Water Resources Ltd.	2,399,006	801
*,^ Carnival Group International Holdings Ltd.		6,670,000	791
	China Water Affairs Group Ltd.	1,247,200	765
	Central China Securities Co. Ltd.	1,808,523	762
*,^,2 Cogobuy Group		506,000	758
	Tianneng Power International Ltd.	1,096,000	755
^	Vinda International Holdings Ltd.	386,873	750
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	1,051,500	738
	Yuexiu Transport Infrastructure Ltd.	1,100,000	731
^	Dah Chong Hong Holdings Ltd.	1,468,988	725
	Beijing Capital Land Ltd.	1,818,000	695
	Bank of Chongqing Co. Ltd.	901,800	677
	Chaowei Power Holdings Ltd.	1,045,000	677
	Texhong Textile Group Ltd.	492,500	659
	SSY Group Ltd.	1,985,324	638
	Powerlong Real Estate Holdings Ltd.	2,729,000	617
	China ZhengTong Auto Services Holdings Ltd.	1,506,000	615
^	Phoenix Satellite Television Holdings Ltd.	2,767,783	612
	Hua Han Health Industry Holdings Ltd.	6,569,183	612
	Luthai Textile Co. Ltd. Class B	462,592	606
*,^ Lifetech Scientific Corp.		3,174,058	591
	Logan Property Holdings Co. Ltd.	1,517,468	579
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,756,617	575
	China Shineway Pharmaceutical Group Ltd.	544,000	575
*	China Oil & Gas Group Ltd.	7,548,000	566
	Yuzhou Properties Co. Ltd.	1,818,000	539
	Livzon Pharmaceutical Group Inc.	106,410	528
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	606,200	526
	Weiqiao Textile Co.	632,000	505
*,2 Haichang Ocean Park Holdings Ltd.		2,451,000	497
*	Kama Co. Ltd. Class B	401,200	495
*	Shandong Airlines Co. Ltd. Class B	213,000	494
	Dongjiang Environmental Co. Ltd.	297,000	494
*	China Datang Corp. Renewable Power Co. Ltd.	4,778,393	493
	Skyway Securities Group Ltd.	13,759,452	489
	Concord New Energy Group Ltd.	7,780,000	483
*,^ Leyou Technologies Holdings Ltd.		3,560,000	482

^	China All Access Holdings Ltd.	1,496,000	473
	C C Land Holdings Ltd.	1,810,000	469
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	777,173	462
	Huangshan Tourism Development Co. Ltd. Class B	335,700	457
*	Hi Sun Technology China Ltd.	2,772,101	457
	Fufeng Group Ltd.	1,312,864	455
^	Sinosoft Technology Group Ltd.	820,000	452
	Peak Sport Products Co. Ltd.	1,457,756	450
*	Hangzhou Steam Turbine Co. Ltd. Class B	432,612	450
*,^ TCL Multimedia Technology Holdings Ltd.		829,842	449
2	Hua Hong Semiconductor Ltd.	471,000	442
*	Shang Gong Group Co. Ltd. Class B	404,800	442
	Ajisen China Holdings Ltd.	1,017,408	439
	Lonking Holdings Ltd.	2,943,313	437
	Qingling Motors Co. Ltd.	1,332,929	423
*	Shanghai Diesel Engine Co. Ltd. Class B	482,300	423
	Fantasia Holdings Group Co. Ltd.	3,052,500	422
*,^ China Modern Dairy Holdings Ltd.		3,188,000	420
*	Sinotrans Shipping Ltd.	2,683,190	413
	China Overseas Property Holdings Ltd.	1,980,000	412
*	China Overseas Grand Oceans Group Ltd.	1,435,000	412
	361 Degrees International Ltd.	1,373,000	406
	COSCO International Holdings Ltd.	826,000	405
^	Shanghai Industrial Urban Development Group Ltd.	1,788,000	404
	Shanghai Highly Group Co. Ltd. Class B	508,100	402
^,2 Cosmo Lady China Holdings Co. Ltd.		1,039,131	401
	Xingda International Holdings Ltd.	1,550,000	401
	China Fangda Group Co. Ltd. Class B	436,800	400
	Wasion Group Holdings Ltd.	697,454	396
*,^ National Agricultural Holdings Ltd.		1,560,000	393
	Shanghai Jinjiang International Travel Co. Ltd. Class B	101,446	388
^	China SCE Property Holdings Ltd.	1,812,000	384
*	Lianhua Supermarket Holdings Co. Ltd.	941,000	378
	V1 Group Ltd.	7,363,484	376
*,^ Greenland Hong Kong Holdings Ltd.		1,244,000	373
	INESA Intelligent Tech Inc. Class B	438,533	372
*	Dongyue Group Ltd.	2,095,000	370
*,^ China Precious Metal Resources Holdings Co. Ltd.		11,730,936	369
	Guorui Properties Ltd.	1,083,000	369
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	400,000	368
	China Power New Energy Development Co. Ltd.	614,000	367
^	Yashili International Holdings Ltd.	1,666,000	362
	China Lilang Ltd.	553,000	357
	Dawnrays Pharmaceutical Holdings Ltd.	544,000	356
*	China Chengtong Development Group Ltd.	4,216,000	349
*	AVIC International Holding HK Ltd.	5,048,000	346
^	China Suntien Green Energy Corp. Ltd.	3,002,762	345
*,^ West China Cement Ltd.		3,587,200	338
*	Glorious Property Holdings Ltd.	3,601,000	335
	Poly Culture Group Corp. Ltd.	128,914	333
*	China Huiyuan Juice Group Ltd.	959,000	332
	First Tractor Co. Ltd.	612,954	316
	Tianjin Port Development Holdings Ltd.	2,123,976	316
*	Shanghai Zhongyida Co. Ltd. Class B	552,000	311
*	China Soft Power Technology Holdings Ltd.	9,394,000	309
*	China Yurun Food Group Ltd.	2,081,000	307
^	China Singyes Solar Technologies Holdings Ltd.	761,250	306

*	Sinolink Worldwide Holdings Ltd.	3,052,000	304
*,^ China Water Industry Group Ltd.		1,844,000	302
*,2 Ozner Water International Holding Ltd.		1,753,000	301
	Hubei Sanonda Co. Ltd. Class B	344,400	301
*,^ PW Medtech Group Ltd.		1,151,000	299
	Colour Life Services Group Co. Ltd.	404,000	299
*	North Mining Shares Co. Ltd.	13,272,000	298
*	Landing International Development Ltd.	15,142,135	297
	Guangdong Provincial Expressway Development Co. Ltd. Class B	537,400	293
	Minmetals Land Ltd.	2,382,000	292
	Eastern Communications Co. Ltd. Class B	396,650	289
^	China Electronics Corp. Holdings Co. Ltd.	1,202,000	289
*	O-Net Technologies Group Ltd.	755,000	288
*	Shanghai Potevio Co. Ltd. Class B	165,700	287
*	Hengdeli Holdings Ltd.	2,697,765	282
*	Enerchina Holdings Ltd.	6,537,000	275
*	EverChina International Holdings Co. Ltd.	7,695,000	273
	CPMC Holdings Ltd.	606,000	266
*	Capital Environment Holdings Ltd.	6,830,000	265
*	Zhonglu Co. Ltd. Class B	120,500	265
	China Merchants Land Ltd.	1,636,000	260
	Tianjin Development Holdings Ltd.	560,000	259
*	China Automation Group Ltd.	1,681,670	257
	Hydoo International Holding Ltd.	2,132,000	256
	Changshouhua Food Co. Ltd.	559,000	244
*	SRE Group Ltd.	8,228,302	240
*	Chongqing Iron & Steel Co. Ltd.	1,125,500	237
*	China Minsheng Drawin Technology Group Ltd.	5,460,000	233
	Comba Telecom Systems Holdings Ltd.	1,404,327	227
	Welling Holding Ltd.	1,203,600	226
	Xiamen International Port Co. Ltd.	1,177,000	225
*	Mingfa Group International Co. Ltd.	915,541	223
2	Beijing Urban Construction Design & Development Group Co. Ltd.	406,000	220
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	236,200	218
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	349,900	209
	Dalian Refrigeration Co. Ltd. Class B	261,000	206
*,^ Wisdom Sports Group		694,000	202
*	Launch Tech Co. Ltd.	200,500	202
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	271,080	190
*,^ China Fiber Optic Network System Group Ltd.		2,215,200	183
	HNA Infrastructure Company Ltd.	166,000	178
	Chongqing Machinery & Electric Co. Ltd.	1,612,000	177
	NVC Lighting Holding Ltd.	1,626,088	174
	Tiangong International Co. Ltd.	2,289,478	172
	Huaxin Cement Co. Ltd. Class B	277,760	171
	Shenguan Holdings Group Ltd.	2,058,000	170
*	MIE Holdings Corp.	1,834,000	169
2	Kangda International Environmental Co. Ltd.	827,111	167
*	Loudong General Nice Resources China Holdings Ltd.	2,715,000	166
*,^ China Dynamics Holdings Ltd.		4,458,752	164
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	164
*,^ China Public Procurement Ltd.		11,828,000	156
*,^ Baoxin Auto Group Ltd.		285,484	156
^	Boer Power Holdings Ltd.	389,000	155
	Hilong Holding Ltd.	1,120,000	153
	Shenzhen Chiwan Petroleum Class B	47,000	152
^	Maoye International Holdings Ltd.	1,501,459	145

*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	144
^	Tech Pro Technology Development Ltd.	7,742,804	135
*	China Rare Earth Holdings Ltd.	1,872,548	133
*	Anxin-China Holdings Ltd.	2,621,200	130
	Changchai Co. Ltd. Class B	179,100	111
	Hefei Meiling Co. Ltd. Class B	184,160	108
*	Boshiwa International Holding Ltd.	469,000	102
*	Chengde Nanjiang Co. Ltd. Class B	271,700	101
	Real Nutriceutical Group Ltd.	1,018,000	95
*	Xinjiang Xinxin Mining Industry Co. Ltd.	844,000	92
*	Daphne International Holdings Ltd.	671,996	87
*	Yuanda China Holdings Ltd.	2,880,000	85
^	China Resources and Transportation Group Ltd.	5,981,300	84
	Universal Health International Group Holding Ltd.	1,530,000	82
	Fiyta Holdings Ltd. Class B	73,309	67
*,^ China Lumena New Materials Corp.		3,950,000	64
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	42
*	Real Gold Mining Ltd.	239,476	26
	Winsway Enterprises Holdings Ltd.	479,829	13
*	China High Precision Automation Group Ltd.	401,000	—
*,^ China Metal Recycling Holdings Ltd.		332,400	—
			92,864
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	174,252	1,533
	Avianca Holdings SA Preference Shares	560,852	421
			1,954
Czech Republic (0.0%)
	Philip Morris CR AS	697	380
	Pegas Nonwovens SA	6,930	231
			611
Denmark (1.0%)
	GN Store Nord A/S	218,861	4,134
	Sydbank A/S	113,902	3,059
^	FLSmidth & Co. A/S	74,636	3,001
	Royal Unibrew A/S	62,965	2,896
	SimCorp A/S	51,752	2,680
*	Topdanmark A/S	107,750	2,672
	Dfds A/S	47,542	2,173
	NKT Holding A/S	38,335	1,979
	Rockwool International A/S Class B	9,858	1,867
*	Bavarian Nordic A/S	47,569	1,814
	Ambu A/S Class B	34,464	1,465
	ALK-Abello A/S	9,072	1,296
	Spar Nord Bank A/S	135,800	1,123
	Matas A/S	61,357	1,083
2	Scandinavian Tobacco Group A/S	55,652	983
	Schouw & Co.	16,893	980
	Alm Brand A/S	90,615	614
*,^ Bang & Olufsen A/S		42,015	461
	Solar A/S Class B	7,325	375
*,^ D/S Norden A/S		8,002	120
*	OW Bunker A/S	24,023	—
			34,775
Egypt (0.1%)
*	Six of October Development & Investment	426,992	672
*	Pioneers Holding for Financial Investments SAE	405,621	583

	Palm Hills Developments SAE	1,599,032	471
	Heliopolis Housing	55,303	337
*	Citadel Capital SAE	2,604,879	300
*	Ezz Steel	277,384	259
*	Orascom Telecom Media And Technology Holding SAE	3,869,476	244
	Oriental Weavers	298,624	171
*	Arab Cotton Ginning	444,362	146
*	South Valley Cement	250,000	145
*	Egyptian Resorts Co.	1,289,451	112
*	Maridive & Oil Services SAE	356,111	103
*	Nile Cotton Ginning	31,192	23
*	Abu Dhabi Islamic Bank	53,172	23
			3,589
Finland (1.3%)
	Huhtamaki Oyj	159,534	7,010
	Amer Sports Oyj	181,422	5,151
	Tieto Oyj	113,354	3,264
	Cargotec Oyj Class B	60,767	2,725
	Konecranes Oyj	89,818	2,707
	Valmet Oyj	200,302	2,617
	Metsa Board Oyj	330,768	1,934
*	Outokumpu Oyj	316,773	1,824
	Sponda Oyj	392,693	1,801
	Uponor Oyj	91,611	1,703
	Kemira Oyj	121,736	1,601
	Citycon Oyj	605,312	1,514
*	Outotec Oyj	289,617	1,402
	YIT Oyj	206,471	1,402
	Caverion Corp.	197,047	1,300
	Sanoma Oyj	151,937	1,220
	Ramirent Oyj	122,723	1,040
	Cramo Oyj	38,600	912
	Raisio Oyj	191,081	880
	Oriola-KD Oyj	172,810	812
*	Finnair Oyj	109,718	575
	F-Secure Oyj	119,042	385
*,^ Stockmann OYJ Abp Class B		32,328	216
			43,995
France (2.6%)
*	Ubisoft Entertainment SA	143,686	5,897
2	Euronext NV	109,029	4,659
2	Elior Participations SCA	209,838	4,580
	Rubis SCA	55,252	4,459
	Technicolor SA	558,195	3,508
	Nexity SA	61,991	3,298
	Plastic Omnium SA	89,889	2,852
	Altran Technologies SA	178,233	2,588
*	Nexans SA	51,139	2,581
	Alten SA	37,106	2,574
	Sopra Steria Group	19,402	2,279
	Elis SA	125,195	2,261
*,^ DBV Technologies SA		32,476	2,242
	Korian SA	61,287	2,171
	Havas SA	240,892	2,028
*,^ Vallourec SA		545,838	1,989
	Metropole Television SA	106,880	1,945

	IPSOS	57,543	1,895
*,2 Worldline SA		60,520	1,811
	SPIE SA	87,877	1,670
	Mercialys SA	69,921	1,635
	Television Francaise 1	159,918	1,546
^	Neopost SA	54,318	1,508
	Vicat SA	25,062	1,497
*	Virbac SA	7,339	1,446
*,^ Air France-KLM		215,714	1,251
	Tarkett SA	38,274	1,234
	Faiveley Transport SA	10,203	1,055
*	Groupe Fnac SA	14,744	908
*,^ Genfit		33,372	898
*,2 Europcar Groupe SA		107,967	893
^	CGG SA	35,739	854
	Trigano SA	14,374	852
^	Gaztransport Et Technigaz SA	28,538	816
	LISI	26,445	719
	Rallye SA	40,783	709
	Boiron SA	7,420	688
	Coface SA	127,132	647
*	Etablissements Maurel et Prom	197,504	632
	FFP	8,155	618
	Fonciere de Paris SIIC	3,700	584
^	Bourbon Corp.	49,147	581
	Beneteau SA	55,885	561
	Vilmorin & Cie SA	8,414	557
*,^ Eramet		15,672	551
	Bonduelle SCA	20,101	519
*,^ Parrot SA		29,850	464
	Derichebourg SA	140,530	458
	Guerbet	6,643	447
*	Euro Disney SCA	316,520	446
	Assystem	13,611	374
	Jacquet Metal Service	18,428	283
	Mersen	16,517	272
	Haulotte Group SA	16,624	259
	GL Events	11,713	222
*	Esso SA Francaise	4,789	208
	Albioma SA	11,750	202
*	Albioma SA Loyalty Line	8,890	153
	Manitou BF SA	9,233	150
*	Stallergenes Greer plc	4,717	132
^	Solocal Group	28,223	107
	Union Financiere de France BQE SA	3,200	82
			85,305
Germany (3.7%)
	KUKA AG	43,514	5,274
*	STADA Arzneimittel AG	95,731	5,167
	Freenet AG	167,458	4,676
	Rheinmetall AG	64,801	4,540
	Gerresheimer AG	48,330	4,149
	Aurubis AG	70,173	3,646
*	Dialog Semiconductor plc	110,898	3,636
	Deutsche EuroShop AG	70,150	3,327
	Software AG	80,149	3,234
	Aareal Bank AG	94,963	3,120

	TAG Immobilien AG	204,094	2,906
*	Nordex SE	99,283	2,757
^	Drillisch AG	65,495	2,602
	Norma Group SE	49,155	2,556
	alstria office REIT-AG	179,415	2,499
	Jungheinrich AG Preference Shares	79,608	2,428
*	Wincor Nixdorf AG	41,795	2,315
	Krones AG	22,857	2,286
	GRENKE AG	11,520	2,255
*	Kloeckner & Co. SE	156,554	2,099
	Bechtle AG	17,999	2,083
	Salzgitter AG	64,211	2,004
	TLG Immobilien AG	85,473	1,914
	Duerr AG	21,911	1,890
^	Stroeer SE & Co. KGaA	39,622	1,884
	Leoni AG	49,622	1,836
	CTS Eventim AG & Co. KGaA	52,156	1,816
	RHOEN-KLINIKUM AG	57,742	1,702
*	MorphoSys AG	37,952	1,682
	Pfeiffer Vacuum Technology AG	16,103	1,666
*	Schaeffler AG Preference Shares	112,878	1,647
	Nemetschek SE	25,843	1,627
*	Bilfinger SE	50,518	1,538
	CompuGroup Medical SE	34,593	1,495
	Indus Holding AG	30,104	1,493
*	PATRIZIA Immobilien AG	58,091	1,467
2	ADO Properties SA	35,384	1,440
2	Deutsche Pfandbriefbank AG	149,920	1,439
	DMG Mori AG	29,091	1,389
*	zooplus AG	9,308	1,345
	Jenoptik AG	73,526	1,261
	Takkt AG	51,326	1,233
	Sixt SE	21,945	1,174
	KWS Saat SE	3,640	1,162
*,^ SGL Carbon SE		90,920	1,108
	Sixt SE Preference Shares	23,906	983
^	Puma SE	3,919	977
*,^ Heidelberger Druckmaschinen AG		333,517	960
*	Vossloh AG	15,173	937
	Carl Zeiss Meditec AG	24,763	925
*,^ AIXTRON SE		142,452	894
	XING AG	4,305	860
	Bertrandt AG	7,862	860
	ElringKlinger AG	44,147	805
^	SMA Solar Technology AG	15,852	799
	Draegerwerk AG & Co. KGaA Preference Shares	11,856	785
	BRAAS Monier Building Group SA	32,162	779
	Deutz AG	148,451	684
^	BayWa AG	21,239	672
	Wacker Neuson SE	32,939	588
	DIC Asset AG	53,956	526
^	Gerry Weber International AG	40,790	497
	Hamburger Hafen und Logistik AG	29,543	472
	Biotest AG Preference Shares	29,317	447
*,2 Hapag-Lloyd AG		23,448	438
	Deutsche Beteiligungs AG	13,381	424
	comdirect bank AG	39,593	411

*	H&R AG	22,324	374
	Hornbach Baumarkt AG	11,019	313
	Draegerwerk AG & Co. KGaA	4,664	266
	Bauer AG	15,013	207
	Biotest AG	7,464	138
	CropEnergies AG	10,226	59
			121,847
Greece (0.1%)
	Mytilineos Holdings SA	141,143	620
	Grivalia Properties REIC AE	74,057	577
*	Public Power Corp. SA	162,297	515
	Hellenic Exchanges SA	104,707	493
	Athens Water Supply & Sewage Co. SA	65,813	424
*	Ellaktor SA	214,127	325
	Aegean Airlines SA	39,399	315
	Metka Industrial - Construction SA	37,574	308
*	GEK Terna Holding Real Estate Construction SA	88,418	193
*	Fourlis Holdings SA	35,667	140
*	TT Hellenic Postbank SA	44,448	8
	Terna Energy SA	1,327	4
			3,922
Hong Kong (2.0%)
	Minth Group Ltd.	856,219	2,772
	Fortune REIT	2,047,000	2,627
	Man Wah Holdings Ltd.	2,260,400	1,651
	China Goldjoy Group Ltd.	14,336,000	1,484
	NagaCorp Ltd.	2,142,228	1,466
^	Value Partners Group Ltd.	1,587,498	1,341
	Luk Fook Holdings International Ltd.	519,000	1,320
	HKBN Ltd.	1,093,449	1,308
	SITC International Holdings Co. Ltd.	2,088,858	1,238
	Truly International Holdings Ltd.	2,065,000	1,127
	Sunlight REIT	1,838,000	1,124
	Nexteer Automotive Group Ltd.	1,130,536	1,121
	Giordano International Ltd.	2,081,735	1,093
	Pacific Textiles Holdings Ltd.	770,000	1,092
	SmarTone Telecommunications Holdings Ltd.	608,730	1,085
	Stella International Holdings Ltd.	633,591	1,085
	Yuexiu REIT	1,725,200	1,035
	Town Health International Medical Group Ltd.	6,357,419	1,018
	CP Pokphand Co. Ltd.	8,322,000	967
	Tongda Group Holdings Ltd.	4,690,000	946
*	Freeman Financial Corp. Ltd.	18,254,488	945
*	Pou Sheng International Holdings Ltd.	3,213,000	921
*,^,2 IMAX China Holding Inc.		170,300	881
	K Wah International Holdings Ltd.	1,736,000	879
*,^ KuangChi Science Ltd.		2,515,000	876
*,^ FDG Electric Vehicles Ltd.		16,043,885	871
	China LNG Group Ltd.	26,880,000	824
	CITIC Telecom International Holdings Ltd.	2,125,004	801
	SEA Holdings Ltd.	329,098	790
	Chow Sang Sang Holdings International Ltd.	399,565	783
*,^ Superb Summit International Group Ltd.		3,957,346	745
	Prosperity REIT	1,566,000	699
	TCL Communication Technology Holdings Ltd.	771,512	696
*	TOM Group Ltd.	2,575,016	692

	G-Resources Group Ltd.	38,919,190	684
*	Pacific Basin Shipping Ltd.	5,902,532	663
	Goodbaby International Holdings Ltd.	1,449,000	658
*	Sino Oil And Gas Holdings Ltd.	21,625,000	654
	Dynam Japan Holdings Co. Ltd.	395,440	624
^	IGG Inc.	1,455,000	622
	Yingde Gases Group Co. Ltd.	1,716,500	612
^	China Harmony New Energy Auto Holding Ltd.	1,069,000	605
^	Sun Hung Kai & Co. Ltd.	1,009,000	594
*	China Strategic Holdings Ltd.	22,640,000	584
*,^,2 Regina Miracle International Holdings Ltd.		530,000	583
*	HC International Inc.	974,000	570
*,^ MMG Ltd.		2,337,127	562
*	Convoy Financial Holdings Ltd.	17,622,000	547
2	Nirvana Asia Ltd.	1,447,000	531
	Chong Hing Bank Ltd.	235,000	509
	Far East Consortium International Ltd.	1,379,858	479
	Lai Sun Development Co. Ltd.	26,392,500	477
*	13 Holdings Ltd.	1,203,040	473
	Ju Teng International Holdings Ltd.	1,467,002	469
*	Canvest Environmental Protection Group Co. Ltd.	1,010,000	464
*	Beijing Enterprises Medical & Health Group Ltd.	7,266,000	460
*	NetMind Financial Holdings Ltd.	43,864,000	452
*	United Photovoltaics Group Ltd.	6,040,645	446
^	Gemdale Properties & Investment Corp. Ltd.	7,434,000	442
*	Mason Financial Holdings Ltd.	11,759,077	433
	NewOcean Energy Holdings Ltd.	1,408,000	420
*	GCL New Energy Holdings Ltd.	9,349,541	411
	Spring REIT	906,762	406
*	Microport Scientific Corp.	723,000	392
	Emperor Capital Group Ltd.	4,397,860	392
	APT Satellite Holdings Ltd.	558,500	384
*	China Medical & HealthCare Group Ltd.	6,682,946	354
	Fortune REIT	276,589	354
*,^ China Financial International Investments Ltd.		6,820,000	348
	Road King Infrastructure Ltd.	394,346	326
*,^ China LotSynergy Holdings Ltd.		9,779,951	323
	China Aerospace International Holdings Ltd.	2,520,000	319
^	TCC International Holdings Ltd.	1,804,500	315
*	China Ocean Industry Group Ltd.	13,370,000	311
^	China Silver Group Ltd.	1,292,000	306
*	Kong Sun Holdings Ltd.	6,075,000	305
	China Beidahuang Industry Group Holdings Ltd.	5,912,000	294
	IT Ltd.	928,000	284
*	Midland Holdings Ltd.	888,000	275
	AMVIG Holdings Ltd.	764,000	270
^	Technovator International Ltd.	626,000	267
*	Mei Ah Entertainment Group Ltd.	4,740,000	263
^	Lee's Pharmaceutical Holdings Ltd.	329,000	258
*,^ Summit Ascent Holdings Ltd.		1,152,000	243
*	United Laboratories International Holdings Ltd.	602,500	236
	Shenwan Hongyuan HK Ltd.	470,000	234
2	CGN New Energy Holdings Co. Ltd.	1,580,000	233
^	Springland International Holdings Ltd.	1,852,000	230
	Liu Chong Hing Investment Ltd.	178,000	222
*	PetroAsian Energy Holdings Ltd.	9,188,000	213
	New Sports Group Ltd.	13,910,000	210

*	Peace Map Holding Ltd.	8,359,788	200
*,^ Xinchen China Power Holdings Ltd.		1,368,800	196
*	Yanchang Petroleum International Ltd.	7,630,000	195
	Singamas Container Holdings Ltd.	1,917,960	181
*	Suncorp Technologies Ltd.	16,990,000	176
	Parkson Retail Group Ltd.	1,969,500	173
	TPV Technology Ltd.	876,000	171
	Varitronix International Ltd.	386,000	169
*	Silver Base Group Holdings Ltd.	1,851,712	165
*	Sincere Watch Hong Kong Ltd.	3,540,000	153
	EVA Precision Industrial Holdings Ltd.	1,726,000	149
	Inspur International Ltd.	736,000	145
*	New Focus Auto Tech Holdings Ltd.	2,223,482	144
*,^ Anton Oilfield Services Group		1,487,298	141
*	SOCAM Development Ltd.	290,725	137
*	Trinity Ltd.	1,746,000	135
*,^ Honghua Group Ltd.		2,713,000	132
	China Huarong Energy Co. Ltd.	2,128,900	129
*	Emperor Watch & Jewellery Ltd.	4,230,000	125
*,^ Haier Healthwise Holdings Ltd.		3,914,000	117
*	Neo-Neon Holdings Ltd.	946,880	117
	Henderson Investment Ltd.	1,405,000	114
*	Auto Italia Holdings	5,398,702	110
	New World Department Store China Ltd.	846,966	108
	Yip's Chemical Holdings Ltd.	272,000	105
	Polytec Asset Holdings Ltd.	1,440,000	85
*	Sunshine Oilsands Ltd.	1,555,000	73
*	Hong Kong Television Network Ltd.	405,000	72
*	Winshine Science Co. Ltd.	2,724,000	64
*,^ SPT Energy Group Inc.		1,023,000	63
*	China Healthcare Enterprise Group Ltd.	3,625,304	51
*	Skyway Securities Group Ltd Warrants Exp. 2/11/2017	1,939,890	44
*	GT Group Holdings Ltd.	1,123,902	40
^	Hang Fat Ginseng Holdings Co. Ltd.	1,847,500	34
*	China Household Holdings Ltd.	2,920,000	33
	Regal Hotels International Holdings Ltd.	64,702	32
			66,176
India (2.6%)
	Apollo Hospitals Enterprise Ltd.	125,668	2,558
	Havells India Ltd.	412,536	2,400
*	Bharat Financial Inclusion Ltd.	146,311	1,987
	Mindtree Ltd.	218,696	1,891
	Page Industries Ltd.	7,749	1,664
	Max Financial Services Ltd.	190,409	1,652
	Petronet LNG Ltd.	347,828	1,550
*	Alkem Laboratories Ltd.	58,201	1,366
	CRISIL Ltd.	41,724	1,263
	Vakrangee Ltd.	447,105	1,247
	Berger Paints India Ltd.	346,908	1,234
	Federal Bank Ltd.	1,272,974	1,231
*	Indian Hotels Co. Ltd.	609,833	1,228
	Strides Shasun Ltd.	65,928	1,148
	Info Edge India Ltd.	92,072	1,127
	Kansai Nerolac Paints Ltd.	198,122	1,011
	Kajaria Ceramics Ltd.	52,767	1,002
	Biocon Ltd.	75,745	939
	Sundaram Finance Ltd.	41,605	929

Jubilant Foodworks Ltd.	50,623	926
CESC Ltd.	100,650	924
Welspun India Ltd.	600,220	918
* Suzlon Energy Ltd.	3,494,313	915
Ajanta Pharma Ltd.	34,205	912
Arvind Ltd.	197,983	902
Dewan Housing Finance Corp. Ltd.	265,460	887
PI Industries Ltd.	77,434	877
Amara Raja Batteries Ltd.	61,432	863
AIA Engineering Ltd.	55,655	859
Apollo Tyres Ltd.	341,627	836
* Gujarat Pipavav Port Ltd.	323,044	835
L&T Finance Holdings Ltd.	646,187	831
Supreme Industries Ltd.	58,373	816
* Voltas Ltd.	155,859	815
NCC Ltd.	664,683	812
Blue Dart Express Ltd.	9,178	803
* Natco Pharma Ltd.	84,041	794
Muthoot Finance Ltd.	159,867	791
TVS Motor Co. Ltd.	180,609	791
Bayer CropScience Ltd.	13,180	790
Gillette India Ltd.	11,134	789
Cyient Ltd.	104,688	776
eClerx Services Ltd.	32,406	755
MRF Ltd.	1,479	749
* Tata Global Beverages Ltd.	338,092	719
Edelweiss Financial Services Ltd.	498,080	706
Balkrishna Industries Ltd.	63,190	688
* Sun Pharma Advanced Research Co. Ltd.	128,583	688
Ramco Cements Ltd.	83,231	685
WABCO India Ltd.	7,184	683
* Indiabulls Real Estate Ltd.	483,547	666
Repco Home Finance Ltd.	51,109	648
* Whirlpool of India Ltd.	50,990	645
Alembic Pharmaceuticals Ltd.	68,511	642
* Dish TV India Ltd.	412,232	636
IRB Infrastructure Developers Ltd.	196,524	635
Just Dial Ltd.	76,150	634
Oberoi Realty Ltd.	144,804	631
* Ipca Laboratories Ltd.	79,427	613
Persistent Systems Ltd.	58,717	604
Thermax Ltd.	45,350	596
* Housing Development & Infrastructure Ltd.	383,534	584
GRUH Finance Ltd.	132,631	584
Hexaware Technologies Ltd.	175,454	579
Sanofi India Ltd.	8,466	578
KRBL Ltd.	151,438	576
* Balrampur Chini Mills Ltd.	290,118	575
Indraprastha Gas Ltd.	59,265	575
Century Textiles & Industries Ltd.	54,575	569
Tube Investments of India Ltd.	68,840	567
Jubilant Life Sciences Ltd.	109,793	552
Sintex Industries Ltd.	455,878	524
Credit Analysis & Research Ltd.	32,729	519
Prestige Estates Projects Ltd.	184,365	514
Abbott India Ltd.	7,361	512
Sadbhav Engineering Ltd.	118,656	506

National Aluminium Co. Ltd.	702,977	490
Redington India Ltd.	312,258	480
KPIT Technologies Ltd.	243,466	479
Karur Vysya Bank Ltd.	66,045	475
Pfizer Ltd.	15,848	473
Symphony Ltd.	12,859	463
2 Syngene International Ltd.	73,526	459
Alstom T&D India Ltd.	88,446	457
* RattanIndia Power Ltd.	2,641,614	451
2 Dr Lal PathLabs Ltd.	30,699	446
IFCI Ltd.	1,013,175	441
Gujarat Gas Ltd.	49,242	435
Bajaj Corp. Ltd.	72,242	423
Coromandel International Ltd.	109,756	419
* Central Bank of India	285,025	417
* Fortis Healthcare Ltd.	160,355	412
Engineers India Ltd.	119,100	404
South Indian Bank Ltd.	1,239,127	396
Gateway Distriparks Ltd.	97,891	385
Gujarat State Petronet Ltd.	193,931	385
* Unitech Ltd.	3,553,095	384
* TV18 Broadcast Ltd.	630,246	380
Gujarat Fluorochemicals Ltd.	39,837	376
Cox & Kings Ltd.	131,140	375
Jain Irrigation Systems Ltd.	348,143	370
Ceat Ltd.	27,882	361
VA Tech Wabag Ltd.	39,337	341
Srei Infrastructure Finance Ltd.	296,003	332
* India Cements Ltd.	176,674	329
Karnataka Bank Ltd.	149,626	329
* Mahindra CIE Automotive Ltd.	118,855	328
* Bajaj Hindusthan Sugar Ltd.	1,088,061	327
* Jet Airways India Ltd.	35,377	327
Multi Commodity Exchange of India Ltd.	20,280	320
PTC India Ltd.	266,177	315
* Bharti Retail Ltd.	156,902	307
Jammu & Kashmir Bank Ltd.	294,638	297
* Jaiprakash Associates Ltd.	1,579,998	286
Sobha Ltd.	54,471	272
Indian Bank	114,039	270
Welspun Corp. Ltd.	203,488	265
* Alstom India Ltd.	28,303	263
* Syndicate Bank	224,377	257
Kaveri Seed Co. Ltd.	43,858	256
* Indian Overseas Bank	592,984	244
McLeod Russel India Ltd.	76,709	235
* Videocon Industries Ltd.	140,166	221
* Marksans Pharma Ltd.	307,220	218
* Shipping Corp. of India Ltd.	199,415	215
Jindal Saw Ltd.	272,321	208
Andhra Bank	227,254	205
* Hindustan Construction Co. Ltd.	584,926	204
* DEN Networks Ltd.	148,069	192
Gujarat Mineral Development Corp. Ltd.	159,344	189
* Allahabad Bank	156,752	181
* Polaris Consulting & Services Ltd.	55,157	157
Rolta India Ltd.	141,036	143

* Amtek Auto Ltd.	197,339	141
Raymond Ltd.	20,579	141
* Reliance Defence and Engineering Ltd.	135,730	139
* Vijaya Bank	216,248	134
* UCO Bank	201,120	133
Chambal Fertilizers and Chemicals Ltd.	133,715	129
Radico Khaitan Ltd.	72,936	99
* Shree Renuka Sugars Ltd.	360,673	98
Gujarat State Fertilizers & Chemicals Ltd.	82,282	86
Future Enterprises Ltd.	205,958	68
* Punj Lloyd Ltd.	166,563	52
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	40
* Arvind Infrastructure Ltd.	19,635	26
* Chennai Super Kings Cricket Ltd.	176,674	—
		88,181
Indonesia (0.8%)
Lippo Karawaci Tbk PT	31,046,118	2,693
Summarecon Agung Tbk PT	17,358,968	2,257
Bumi Serpong Damai Tbk PT	12,089,649	1,936
Ciputra Development Tbk PT	17,620,627	1,895
Pakuwon Jati Tbk PT	35,409,634	1,766
AKR Corporindo Tbk PT	2,870,700	1,483
Waskita Karya Persero Tbk PT	6,021,879	1,277
Ace Hardware Indonesia Tbk PT	11,694,500	867
Bank Tabungan Negara Persero Tbk PT	5,352,170	809
* Aneka Tambang Persero Tbk PT	12,140,519	739
Wijaya Karya Persero Tbk PT	3,197,500	730
* Alam Sutera Realty Tbk PT	17,017,691	684
Matahari Putra Prima Tbk PT	4,688,900	623
Indo Tambangraya Megah Tbk PT	605,800	584
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,313,129	572
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,127,900	559
* Lippo Cikarang Tbk PT	873,600	501
Link Net Tbk PT	1,449,300	484
* Eagle High Plantations Tbk PT	24,579,000	440
* Mitra Adiperkasa Tbk PT	1,081,300	393
Intiland Development Tbk PT	8,067,000	358
Wijaya Karya Beton Tbk PT	4,594,695	352
* Panin Financial Tbk PT	21,436,400	348
Ramayana Lestari Sentosa Tbk PT	3,183,500	296
* Krakatau Steel Persero Tbk PT	5,918,100	267
Surya Semesta Internusa Tbk PT	4,971,800	267
* Siloam International Hospitals Tbk PT	318,800	238
BISI International Tbk PT	1,734,420	233
* Agung Podomoro Land Tbk PT	10,183,000	230
* Medco Energi Internasional Tbk PT	1,752,671	227
* Sigmagold Inti Perkasa Tbk PT	6,751,200	207
Timah Persero Tbk PT	3,195,120	204
* Energi Mega Persada Tbk PT	47,889,012	183
Holcim Indonesia Tbk PT	2,049,577	173
* Gajah Tunggal Tbk PT	1,340,000	166
Bekasi Fajar Industrial Estate Tbk PT	5,517,800	145
Salim Ivomas Pratama Tbk PT	4,001,200	141
Sampoerna Agro PT	545,500	83
* Trada Maritime Tbk PT	5,369,760	20
		25,430

Ireland (0.4%)
Kingspan Group plc	272,704	6,256
C&C Group plc	478,715	1,929
Green REIT plc	1,035,075	1,699
Hibernia REIT plc	1,043,390	1,587
Irish Continental Group plc	239,465	1,264
Origin Enterprises plc	189,044	1,142
* Permanent TSB Group Holdings plc	176,533	421
C&C Group plc	11,196	46
		14,344
Israel (0.3%)
Reit 1 Ltd.	230,117	739
* Mazor Robotics Ltd.	63,707	700
* Partner Communications Co. Ltd.	126,709	606
* Nova Measuring Instruments Ltd.	51,548	585
* Jerusalem Oil Exploration	12,817	565
* Cellcom Israel Ltd. (Registered)	72,584	523
* Jerusalem Economy Ltd.	264,964	513
* Compugen Ltd.	73,853	501
B Communications Ltd.	16,482	409
Delta-Galil Industries Ltd.	13,085	397
Africa Israel Properties Ltd.	24,047	389
IDI Insurance Co. Ltd.	7,973	387
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,163	317
* Allot Communications Ltd.	63,323	310
Electra Ltd.	2,231	307
* Evogene Ltd.	42,085	291
* Naphtha Israel Petroleum Corp. Ltd.	44,650	275
* Kenon Holdings Ltd.	23,335	274
Shufersal Ltd.	77,475	272
* Gilat Satellite Networks Ltd.	58,821	267
* Menora Mivtachim Holdings Ltd.	30,185	243
* Phoenix Holdings Ltd.	97,027	236
Norstar Holdings Inc.	11,222	201
* Silicom Ltd.	5,456	198
* Ceragon Networks Ltd.	69,161	156
* AudioCodes Ltd.	34,109	143
Property & Building Corp. Ltd.	1,263	97
* Kamada Ltd.	24,100	97
* Africa Israel Investments Ltd.	109,168	34
		10,032
Italy (2.5%)
Moncler SPA	206,388	3,622
* Italcementi SPA	301,648	3,572
A2A SPA	2,393,424	3,400
Banca Popolare di Milano Scarl	6,860,631	3,334
Banca Popolare dell'Emilia Romagna SC	746,909	3,073
Hera SPA	1,033,050	2,929
Brembo SPA	47,723	2,791
* Yoox Net-A-Porter Group SPA	94,133	2,638
Cerved Information Solutions SPA	288,345	2,420
Azimut Holding SPA	147,270	2,319
DiaSorin SPA	35,773	2,253
Buzzi Unicem SPA	110,771	2,223
De' Longhi SPA	87,276	2,182
Unipol Gruppo Finanziario SPA	762,507	2,117

	Interpump Group SPA	128,420	2,080
2	Infrastrutture Wireless Italiane SPA	391,833	1,961
	Banca Popolare di Sondrio SCARL	717,640	1,942
	Banca Generali SPA	90,130	1,866
	Societa Cattolica di Assicurazioni SCRL	257,626	1,816
	Autogrill SPA	201,441	1,754
	Ansaldo STS SPA	139,247	1,632
2	Anima Holding SPA	324,270	1,628
*	Ei Towers SPA	25,158	1,357
	Amplifon SPA	131,560	1,313
	Industria Macchine Automatiche SPA	21,508	1,269
^	Tod's SPA	21,136	1,241
2	OVS SPA	205,138	1,207
	Iren SPA	701,015	1,152
	Beni Stabili SpA SIIQ	1,710,620	1,120
	Societa Iniziative Autostradali e Servizi SPA	121,372	1,105
	ACEA SPA	73,351	1,021
	MARR SPA	46,439	976
	Reply SPA	6,479	927
	Italmobiliare SPA	26,923	919
	Danieli & C Officine Meccaniche SPA	61,908	917
^	Saras SPA	523,570	903
	Salini Impregilo SPA	290,306	879
	ERG SPA	74,746	867
	Brunello Cucinelli SPA	43,966	821
	Credito Emiliano SPA	127,737	811
	Credito Valtellinese SC	1,730,717	769
	Banca IFIS SPA	28,916	661
2	RAI Way SPA	139,897	652
	Buzzi Unicem SPA	58,178	639
*,^ Rizzoli Corriere Della Sera Mediagroup SPA		649,425	593
	ASTM SPA	52,676	588
^	Piaggio & C SPA	315,437	579
	Immobiliare Grande Distribuzione SIIQ SPA	655,986	573
	CIR-Compagnie Industriali Riunite SPA	472,961	543
	Datalogic SPA	30,000	541
*	Safilo Group SPA	55,017	437
	Italmobiliare SPA	9,523	411
*,^ Banca Carige SPA		1,032,824	388
	Geox SPA	115,926	334
	Cementir Holding SPA	71,516	312
	Danieli & C Officine Meccaniche SPA	15,592	308
*	Fincantieri SPA	689,732	301
^	Astaldi SPA	65,899	288
	Esprinet SPA	37,887	237
	Falck Renewables SPA	274,270	229
	Zignago Vetro SPA	34,901	219
	Cofide SPA	431,222	184
*	Arnoldo Mondadori Editore SPA	143,206	161
*	Gruppo Editoriale L'Espresso SPA	183,674	157
	DeA Capital SPA	122,976	142
*	TREVI - Finanziaria Industriale SPA	87,623	115
*	Juventus Football Club SPA	290,159	95
			82,813
Japan (15.8%)
	Daifuku Co. Ltd.	173,689	3,650
	Miura Co. Ltd.	152,255	3,488

	Horiba Ltd.	63,114	2,953
	Megmilk Snow Brand Co. Ltd.	82,726	2,865
	Leopalace21 Corp.	387,600	2,777
	Penta-Ocean Construction Co. Ltd.	453,400	2,757
	Ain Holdings Inc.	38,508	2,651
*	Itoham Yonekyu Holdings Inc.	256,619	2,642
	Pilot Corp.	56,512	2,461
	Relo Group Inc.	15,600	2,434
	Ulvac Inc.	74,496	2,308
	Morinaga Milk Industry Co. Ltd.	307,678	2,284
	Zensho Holdings Co. Ltd.	141,761	2,274
	Sankyu Inc.	379,346	2,151
	Fujitsu General Ltd.	90,392	2,116
	Aica Kogyo Co. Ltd.	87,300	2,109
	Sangetsu Co. Ltd.	106,020	2,061
	Nihon Parkerizing Co. Ltd.	169,260	2,037
	NOF Corp.	235,202	2,029
	ADEKA Corp.	152,655	2,021
	Nishimatsu Construction Co. Ltd.	401,252	1,989
	Morinaga & Co. Ltd.	298,518	1,969
	Kyudenko Corp.	55,852	1,963
	Nikkon Holdings Co. Ltd.	97,748	1,951
	Kyowa Exeo Corp.	148,990	1,938
	Toagosei Co. Ltd.	193,292	1,936
	Kokuyo Co. Ltd.	131,260	1,929
	TechnoPro Holdings Inc.	56,000	1,914
	Tokyo Ohka Kogyo Co. Ltd.	63,213	1,873
	Ship Healthcare Holdings Inc.	61,700	1,866
	Ogaki Kyoritsu Bank Ltd.	563,740	1,855
	Tsubakimoto Chain Co.	272,710	1,853
	Iwatani Corp.	317,124	1,842
	Nippon Light Metal Holdings Co. Ltd.	797,923	1,811
	Toho Holdings Co. Ltd.	80,118	1,798
^	SHO-BOND Holdings Co. Ltd.	35,200	1,774
^	Colowide Co. Ltd.	95,000	1,771
	Arcs Co. Ltd.	68,400	1,768
	Hazama Ando Corp.	286,779	1,767
	Fuji Oil Holdings Inc.	80,498	1,766
	Kumagai Gumi Co. Ltd.	523,520	1,743
	Maeda Corp.	191,306	1,738
	Nippon Suisan Kaisha Ltd.	348,562	1,730
	Yaoko Co. Ltd.	37,000	1,727
	Amano Corp.	105,968	1,714
	Okumura Corp.	287,213	1,696
	Oki Electric Industry Co. Ltd.	1,239,062	1,684
	Mitsubishi Pencil Co. Ltd.	34,100	1,663
	Kenedix Inc.	409,300	1,648
*,^ Tokuyama Corp.		527,050	1,626
	Hokuetsu Kishu Paper Co. Ltd.	229,321	1,622
	Valor Holdings Co. Ltd.	57,700	1,580
	GMO Payment Gateway Inc.	26,900	1,544
	Trusco Nakayama Corp.	30,800	1,541
	Hanwa Co. Ltd.	286,415	1,532
	Nippon Gas Co. Ltd.	64,336	1,528
	Fuji Kyuko Co. Ltd.	106,800	1,507
	Ariake Japan Co. Ltd.	27,347	1,506
	Toho Bank Ltd.	397,664	1,491

	Fuji Machine Manufacturing Co. Ltd.	145,088	1,485
	Kiyo Bank Ltd.	100,896	1,468
	Central Glass Co. Ltd.	338,566	1,460
	Yoshinoya Holdings Co. Ltd.	102,820	1,460
	Nihon Unisys Ltd.	106,241	1,448
	Topre Corp.	62,700	1,431
	Nanto Bank Ltd.	364,000	1,428
	Inaba Denki Sangyo Co. Ltd.	39,220	1,420
	Okamura Corp.	137,008	1,415
	Tokyu Construction Co. Ltd.	134,900	1,412
	San-A Co. Ltd.	28,244	1,410
	Maruha Nichiro Corp.	55,346	1,404
	Ai Holdings Corp.	57,100	1,400
	Nichi-iko Pharmaceutical Co. Ltd.	64,802	1,395
	Ryosan Co. Ltd.	45,057	1,389
	Fuji Seal International Inc.	35,048	1,379
*,^ euglena Co. Ltd.		101,700	1,375
	Takara Standard Co. Ltd.	142,998	1,375
	Taikisha Ltd.	50,883	1,371
	Tokyo Seimitsu Co. Ltd.	58,034	1,364
	GMO Internet Inc.	105,261	1,363
	Hokkoku Bank Ltd.	433,000	1,361
	Duskin Co. Ltd.	74,660	1,357
	Totetsu Kogyo Co. Ltd.	42,800	1,354
	Nichias Corp.	167,139	1,351
	Kyoritsu Maintenance Co. Ltd.	18,380	1,345
	DCM Holdings Co. Ltd.	156,988	1,342
	Meitec Corp.	40,246	1,340
	Mandom Corp.	30,327	1,337
	Tokyo Dome Corp.	149,378	1,336
	Fuyo General Lease Co. Ltd.	29,347	1,332
	United Arrows Ltd.	47,767	1,331
	Hitachi Kokusai Electric Inc.	83,259	1,331
^	Daio Paper Corp.	117,554	1,323
	Toyo Ink SC Holdings Co. Ltd.	305,647	1,323
	Adastria Co. Ltd.	42,400	1,321
	Takasago Thermal Engineering Co. Ltd.	99,800	1,312
	Sakata Seed Corp.	53,256	1,311
	Onward Holdings Co. Ltd.	190,000	1,310
	Sumitomo Bakelite Co. Ltd.	272,000	1,305
	Hogy Medical Co. Ltd.	19,858	1,276
	Accordia Golf Co. Ltd.	108,576	1,266
	Paramount Bed Holdings Co. Ltd.	32,800	1,246
	Daikyonishikawa Corp.	87,600	1,243
	Fujitec Co. Ltd.	126,268	1,213
	Nippon Seiki Co. Ltd.	72,832	1,207
	Koei Tecmo Holdings Co. Ltd.	69,120	1,205
	Saibu Gas Co. Ltd.	479,734	1,198
^	Nissha Printing Co. Ltd.	60,252	1,193
	Kusuri No Aoki Co. Ltd.	23,100	1,191
	Hitachi Zosen Corp.	235,110	1,191
	Keihin Corp.	75,921	1,189
^	Okamoto Industries Inc.	115,000	1,184
^	Zojirushi Corp.	72,000	1,180
	Tokyo Steel Manufacturing Co. Ltd.	166,500	1,176
	Seikagaku Corp.	71,364	1,162
^	Tomy Co. Ltd.	128,817	1,160

Transcosmos Inc.	40,396	1,156
Anritsu Corp.	198,400	1,153
HI-LEX Corp.	43,153	1,145
Nippon Flour Mills Co. Ltd.	155,459	1,134
Tokyo TY Financial Group Inc.	43,384	1,134
Nishimatsuya Chain Co. Ltd.	79,000	1,127
Kameda Seika Co. Ltd.	20,300	1,119
Nissin Electric Co. Ltd.	65,000	1,118
TOKAI Holdings Corp.	170,800	1,116
Kureha Corp.	268,026	1,115
Yodogawa Steel Works Ltd.	42,733	1,112
Takara Leben Co. Ltd.	142,000	1,110
Okinawa Electric Power Co. Inc.	54,331	1,094
MOS Food Services Inc.	37,358	1,094
ZERIA Pharmaceutical Co. Ltd.	68,640	1,085
Sumitomo Warehouse Co. Ltd.	206,572	1,085
Yamanashi Chuo Bank Ltd.	260,311	1,082
Daiseki Co. Ltd.	59,887	1,082
Joyful Honda Co. Ltd.	43,074	1,081
cocokara fine Inc.	30,489	1,080
Siix Corp.	29,300	1,079
Nippon Soda Co. Ltd.	244,127	1,071
Asatsu-DK Inc.	45,700	1,067
Earth Chemical Co. Ltd.	22,343	1,059
Bank of Iwate Ltd.	24,824	1,059
Toshiba Plant Systems & Services Corp.	59,924	1,058
UACJ Corp.	425,852	1,047
Meidensha Corp.	303,935	1,040
Nippon Densetsu Kogyo Co. Ltd.	52,003	1,040
* Nippon Sheet Glass Co. Ltd.	1,420,000	1,039
^ J Trust Co. Ltd.	137,000	1,034
Bank of Okinawa Ltd.	32,944	1,033
Kanematsu Corp.	631,000	1,032
Nagaileben Co. Ltd.	43,500	1,032
Jaccs Co. Ltd.	221,000	1,024
Dip Corp.	34,000	1,023
^ Jin Co. Ltd.	24,600	1,021
Noritz Corp.	52,087	1,019
Toridoll.corp	34,900	1,018
Unizo Holdings Co. Ltd.	28,200	1,006
Futaba Corp.	54,232	1,004
Kuroda Electric Co. Ltd.	54,800	1,003
Komori Corp.	89,700	1,002
TOC Co. Ltd.	117,846	997
Sumitomo Mitsui Construction Co. Ltd.	1,094,832	996
Yamagata Bank Ltd.	233,426	993
Ryobi Ltd.	209,435	993
^ EDION Corp.	118,433	988
KYB Corp.	278,000	988
Kanamoto Co. Ltd.	46,800	976
Senko Co. Ltd.	155,500	974
Heiwado Co. Ltd.	50,200	971
FCC Co. Ltd.	49,843	970
Unipres Corp.	59,180	964
Doutor Nichires Holdings Co. Ltd.	50,137	963
NSD Co. Ltd.	58,134	962
Fuji Soft Inc.	38,765	961

Hitachi Maxell Ltd.	57,500	961
PALTAC Corp.	48,700	960
Shinmaywa Industries Ltd.	143,968	954
Internet Initiative Japan Inc.	45,156	953
Chudenko Corp.	44,600	951
Kadokawa Dwango Corp.	70,302	947
^ Nachi-Fujikoshi Corp.	290,510	946
Mirait Holdings Corp.	88,671	944
Toei Co. Ltd.	104,648	944
Nomura Co. Ltd.	63,000	943
Bank of Nagoya Ltd.	275,121	943
Oita Bank Ltd.	291,079	941
Nissin Kogyo Co. Ltd.	63,509	941
Takuma Co. Ltd.	108,000	936
Kohnan Shoji Co. Ltd.	45,500	932
Fujicco Co. Ltd.	32,205	927
Token Corp.	11,086	927
Aomori Bank Ltd.	293,616	923
Nippon Signal Company Ltd.	96,600	922
Fancl Corp.	55,004	921
Nitto Boseki Co. Ltd.	254,056	921
Gurunavi Inc.	34,900	920
Tokai Carbon Co. Ltd.	357,000	920
TPR Co. Ltd.	43,156	915
Atom Corp.	135,257	910
Financial Products Group Co. Ltd.	90,500	904
Wacom Co. Ltd.	222,136	904
Sanyo Special Steel Co. Ltd.	168,852	901
Showa Sangyo Co. Ltd.	188,000	901
Aida Engineering Ltd.	107,906	898
Chiyoda Co. Ltd.	37,900	895
Fukui Bank Ltd.	338,557	890
TOMONY Holdings Inc.	235,600	883
^ Yonex Co. Ltd.	14,000	883
Nippon Steel & Sumikin Bussan Corp.	256,492	878
Marudai Food Co. Ltd.	182,591	875
Foster Electric Co. Ltd.	45,485	873
Akita Bank Ltd.	269,000	872
Kitz Corp.	162,648	871
Asahi Holdings Inc.	50,900	868
Daibiru Corp.	89,743	864
Kotobuki Spirits Co. Ltd.	28,500	863
NET One Systems Co. Ltd.	127,500	863
Kura Corp.	16,300	860
Starts Corp. Inc.	42,915	859
Max Co. Ltd.	67,000	857
Raito Kogyo Co. Ltd.	72,900	855
Furukawa Co. Ltd.	525,988	855
Open House Co. Ltd.	30,000	852
TSI Holdings Co. Ltd.	147,200	849
Tachi-S Co. Ltd.	49,300	847
Shima Seiki Manufacturing Ltd.	43,000	845
Saizeriya Co. Ltd.	37,721	842
Ichibanya Co. Ltd.	25,168	841
Milbon Co. Ltd.	19,360	834
Miyazaki Bank Ltd.	286,932	831
Takasago International Corp.	34,200	828

Morita Holdings Corp.	60,366	828
Sakata INX Corp.	64,800	825
* Pioneer Corp.	452,413	822
Heiwa Real Estate Co. Ltd.	62,572	822
United Super Markets Holdings Inc.	85,050	821
Musashi Seimitsu Industry Co. Ltd.	39,815	818
Nikkiso Co. Ltd.	116,861	818
Taiyo Holdings Co. Ltd.	24,000	814
Life Corp.	27,700	814
SMS Co. Ltd.	34,400	812
BML Inc.	16,900	810
As One Corp.	19,600	809
Tochigi Bank Ltd.	196,312	806
Create SD Holdings Co. Ltd.	33,018	805
Eizo Corp.	29,456	803
Monex Group Inc.	325,487	800
IBJ Leasing Co. Ltd.	43,901	797
Makino Milling Machine Co. Ltd.	141,901	797
Aichi Steel Corp.	159,029	794
Nichiha Corp.	40,500	784
Sanki Engineering Co. Ltd.	89,767	779
Shikoku Bank Ltd.	357,703	779
Toyo Engineering Corp.	241,684	778
Hiday Hidaka Corp.	31,280	778
Aichi Bank Ltd.	15,404	775
Yamazen Corp.	90,200	775
Star Micronics Co. Ltd.	65,816	774
Next Co. Ltd.	80,200	773
Marusan Securities Co. Ltd.	93,055	770
Noevir Holdings Co. Ltd.	25,100	765
Kato Sangyo Co. Ltd.	31,500	760
Benefit One Inc.	24,500	758
Aeon Delight Co. Ltd.	24,900	757
Yokohama Reito Co. Ltd.	73,100	755
Japan Wool Textile Co. Ltd.	107,989	755
Nisshin Oillio Group Ltd.	159,262	753
Daihen Corp.	146,759	753
TKC Corp.	26,549	752
Seiko Holdings Corp.	229,291	751
^ Kisoji Co. Ltd.	32,760	750
Gunze Ltd.	260,079	748
Obara Group Inc.	18,120	746
Ci:z Holdings Co. Ltd.	30,200	743
Hokuto Corp.	39,924	741
Ashikaga Holdings Co. Ltd.	222,000	740
Doshisha Co. Ltd.	35,300	738
Dydo Drinco Inc.	14,144	738
Iino Kaiun Kaisha Ltd.	202,836	733
Mitsuba Corp.	62,024	733
kabu.com Securities Co. Ltd.	220,000	733
Daiwabo Holdings Co. Ltd.	313,761	732
Alpine Electronics Inc.	67,748	732
Sekisui Jushi Corp.	44,700	729
Royal Holdings Co. Ltd.	38,900	728
NEC Networks & System Integration Corp.	39,600	727
Bando Chemical Industries Ltd.	147,000	727
Mizuno Corp.	138,782	726

	Avex Group Holdings Inc.	61,900	726
	Kintetsu World Express Inc.	52,200	725
	Axial Retailing Inc.	21,630	721
	Descente Ltd.	64,500	718
	Geo Holdings Corp.	49,700	718
	Oiles Corp.	40,208	717
	Iseki & Co. Ltd.	328,872	716
	Create Restaurants Holdings Inc.	69,270	715
*,^ Mitsumi Electric Co. Ltd.		142,949	715
	Sato Holdings Corp.	31,200	715
	Prima Meat Packers Ltd.	221,440	705
	VT Holdings Co. Ltd.	132,800	702
	Asahi Diamond Industrial Co. Ltd.	90,522	697
	Nichicon Corp.	94,183	696
	Sanken Electric Co. Ltd.	197,648	696
	Fukushima Industries Corp.	20,300	693
	Daiho Corp.	125,000	690
	Zenrin Co. Ltd.	37,900	690
	CKD Corp.	74,000	688
	Towa Pharmaceutical Co. Ltd.	12,594	686
	Fuji Co. Ltd.	31,300	684
	Hokuetsu Bank Ltd.	330,218	684
	Shikoku Chemicals Corp.	75,000	684
	Ohsho Food Service Corp.	17,874	683
	Round One Corp.	101,000	683
	Osaka Soda Co. Ltd.	159,000	681
	Nitto Kogyo Corp.	49,688	680
	Sanyo Chemical Industries Ltd.	78,274	680
	Nitta Corp.	27,300	679
	Tokai Corp.	19,900	677
	Toho Zinc Co. Ltd.	200,758	676
^	Tekken Corp.	184,000	676
	Takamatsu Construction Group Co. Ltd.	27,900	674
	JCR Pharmaceuticals Co. Ltd.	21,694	673
	T Hasegawa Co. Ltd.	36,900	667
	Takeuchi Manufacturing Co. Ltd.	50,200	666
*	Outsourcing Inc.	17,600	660
	ASKA Pharmaceutical Co. Ltd.	34,900	659
^	Modec Inc.	41,788	652
	Kyoei Steel Ltd.	33,412	649
	Kanto Denka Kogyo Co. Ltd.	60,000	648
	Chofu Seisakusho Co. Ltd.	25,400	643
^	Mani Inc.	31,500	640
*	Toshiba TEC Corp.	185,000	640
	EPS Holdings Inc.	46,800	638
	Bank of the Ryukyus Ltd.	57,967	636
	Belc Co. Ltd.	15,600	636
^	F@N Communications Inc.	78,300	635
	Xebio Holdings Co. Ltd.	43,508	627
	DTS Corp.	31,600	623
	Katakura Industries Co. Ltd.	52,500	623
	AOKI Holdings Inc.	55,704	623
	Nohmi Bosai Ltd.	41,500	623
	Jimoto Holdings Inc.	405,582	622
	Seiren Co. Ltd.	63,700	620
	Plenus Co. Ltd.	34,700	618
	Pacific Industrial Co. Ltd.	54,700	615

Inabata & Co. Ltd.	61,600	615
Kinugawa Rubber Industrial Co. Ltd.	81,000	613
Eighteenth Bank Ltd.	219,000	611
^ Goldwin Inc.	11,600	610
* Pacific Metals Co. Ltd.	225,088	609
St. Marc Holdings Co. Ltd.	20,200	608
Shizuoka Gas Co. Ltd.	80,700	607
Elecom Co. Ltd.	26,200	604
Trancom Co. Ltd.	9,300	599
Bunka Shutter Co. Ltd.	73,000	598
Pack Corp.	21,600	596
Sogo Medical Co. Ltd.	15,500	593
Sanden Holdings Corp.	205,000	588
Key Coffee Inc.	30,593	588
Nihon Trim Co. Ltd.	8,700	588
Topy Industries Ltd.	264,795	587
Dexerials Corp.	72,300	584
Tokushu Tokai Paper Co. Ltd.	163,000	581
Riso Kagaku Corp.	39,984	576
Relia Inc.	60,100	576
Mitsui Sugar Co. Ltd.	115,000	573
Anicom Holdings Inc.	21,400	573
Menicon Co. Ltd.	18,500	571
Sankyo Tateyama Inc.	37,400	569
Tsukui Corp.	35,800	565
Sanyo Electric Railway Co. Ltd.	115,000	563
Japan Securities Finance Co. Ltd.	138,641	561
Chugoku Marine Paints Ltd.	83,000	560
Sintokogio Ltd.	71,000	559
Jeol Ltd.	139,000	557
Japan Pulp & Paper Co. Ltd.	156,000	556
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	120,016	551
Ehime Bank Ltd.	228,000	549
Justsystems Corp.	63,900	549
Sodick Co. Ltd.	70,078	548
Starzen Co. Ltd.	13,600	544
Piolax Inc.	10,700	542
Kurabo Industries Ltd.	289,000	542
Yondoshi Holdings Inc.	26,500	541
Nishio Rent All Co. Ltd.	22,200	538
Bank of Saga Ltd.	212,000	536
Shinko Electric Industries Co. Ltd.	97,600	534
^ Alpen Co. Ltd.	30,900	534
Ricoh Leasing Co. Ltd.	20,806	534
^ Ringer Hut Co. Ltd.	23,200	533
Torii Pharmaceutical Co. Ltd.	24,000	530
* Kintetsu Department Store Co. Ltd.	156,000	528
Sagami Chain Co. Ltd.	44,496	527
Toshiba Machine Co. Ltd.	154,000	518
Nichiden Corp.	17,000	514
Tsukishima Kikai Co. Ltd.	49,300	513
Okuwa Co. Ltd.	50,000	512
^ Fujita Kanko Inc.	139,000	511
Toyo Construction Co. Ltd.	99,400	509
Hosiden Corp.	83,067	508
Chukyo Bank Ltd.	218,000	506
Itochu Enex Co. Ltd.	59,000	506

Daido Metal Co. Ltd.	45,000	505
Okabe Co. Ltd.	64,835	504
San-Ai Oil Co. Ltd.	75,000	504
Eiken Chemical Co. Ltd.	21,600	503
Riken Vitamin Co. Ltd.	10,700	503
Shibuya Corp.	27,800	503
^ METAWATER Co. Ltd.	16,100	502
Ihara Chemical Industry Co. Ltd.	47,600	501
Hamakyorex Co. Ltd.	27,500	500
Nippon Kanzai Co. Ltd.	29,900	497
T-Gaia Corp.	32,400	496
Fujimi Inc.	29,347	493
Yuasa Trading Co. Ltd.	22,200	488
Hibiya Engineering Ltd.	30,000	487
Vital KSK Holdings Inc.	51,700	487
Stella Chemifa Corp.	13,500	485
Juki Corp.	56,418	484
Mitsuboshi Belting Ltd.	57,000	480
Daiwa Industries Ltd.	52,400	477
Teikoku Sen-I Co. Ltd.	34,984	474
^ S Foods Inc.	17,600	473
Eagle Industry Co. Ltd.	37,200	469
Yellow Hat Ltd.	20,400	467
Joshin Denki Co. Ltd.	55,653	467
* Unitika Ltd.	772,000	466
Fukuda Corp.	42,000	466
Konoike Transport Co. Ltd.	40,200	465
Enplas Corp.	16,553	465
Tv Tokyo Holdings Corp.	21,800	464
Shin-Etsu Polymer Co. Ltd.	72,600	463
^ Nippon Ceramic Co. Ltd.	23,300	462
Kaga Electronics Co. Ltd.	37,100	459
Macnica Fuji Electronics Holdings Inc.	47,113	456
Matsuya Foods Co. Ltd.	16,300	455
G-Tekt Corp.	29,800	455
Showa Corp.	78,592	455
^ Osaki Electric Co. Ltd.	56,000	451
Riken Corp.	130,004	450
Roland DG Corp.	21,600	449
Minato Bank Ltd.	262,000	448
Dai Nippon Toryo Co. Ltd.	226,000	446
Yokogawa Bridge Holdings Corp.	39,400	445
Tosho Co. Ltd.	10,100	444
Arata Corp.	19,859	441
Osaka Steel Co. Ltd.	24,000	441
Taihei Dengyo Kaisha Ltd.	43,000	440
Ines Corp.	41,200	438
* Bell System24 Holdings Inc.	50,900	437
Nippon Koei Co. Ltd.	137,000	437
Nitto Kohki Co. Ltd.	18,800	437
Senshukai Co. Ltd.	62,400	431
Fujimori Kogyo Co. Ltd.	20,100	429
OSJB Holdings Corp.	212,394	426
Hitachi Koki Co. Ltd.	63,400	425
Noritake Co. Ltd.	183,000	425
Information Services International-Dentsu Ltd.	21,700	423
Nippon Synthetic Chemical Industry Co. Ltd.	68,000	423

^	Toho Co. Ltd.	18,100	423
	Itochu-Shokuhin Co. Ltd.	10,400	422
	Komatsu Seiren Co. Ltd.	63,400	422
	Konishi Co. Ltd.	32,200	422
	Denki Kogyo Co. Ltd.	84,400	422
	Shindengen Electric Manufacturing Co. Ltd.	112,000	420
*	Fujiya Co. Ltd.	213,000	420
	Nippon Chemi-Con Corp.	286,816	420
	Daisan Bank Ltd.	240,037	417
	Cawachi Ltd.	17,800	416
	Yorozu Corp.	26,676	416
	Pressance Corp.	9,287	413
	Arcland Sakamoto Co. Ltd.	37,000	411
	Tokyotokeiba Co. Ltd.	181,000	410
	Fujibo Holdings Inc.	138,000	408
	Press Kogyo Co. Ltd.	110,000	405
^	NichiiGakkan Co. Ltd.	57,300	404
	Namura Shipbuilding Co. Ltd.	71,548	404
	Tsubaki Nakashima Co. Ltd.	32,600	404
	Wowow Inc.	14,900	402
	Optex Co. Ltd.	17,300	400
	Towa Bank Ltd.	451,000	398
	Tsurumi Manufacturing Co. Ltd.	26,700	398
^	Matsuya Co. Ltd.	52,300	397
	Sumitomo Riko Co. Ltd.	44,300	396
	J-Oil Mills Inc.	117,000	395
	Chuetsu Pulp & Paper Co. Ltd.	189,000	395
	C Uyemura & Co. Ltd.	9,000	395
	Mitsui-Soko Holdings Co. Ltd.	147,762	390
	Tanseisha Co. Ltd.	50,400	389
	JVC Kenwood Corp.	167,640	386
	Kappa Create Co. Ltd.	32,188	386
	Tsugami Corp.	90,000	384
	Canon Electronics Inc.	25,294	384
	Kyokuto Kaihatsu Kogyo Co. Ltd.	37,000	381
	Wakita & Co. Ltd.	56,300	379
	Ryoyo Electro Corp.	31,142	379
	Istyle Inc.	42,300	378
*,^ KLab Inc.		63,560	376
	Kyodo Printing Co. Ltd.	117,000	375
	Nagatanien Holdings Co. Ltd.	30,000	375
	Nihon Nohyaku Co. Ltd.	68,900	373
	Warabeya Nichiyo Co. Ltd.	17,700	373
	Yurtec Corp.	63,000	372
	Michinoku Bank Ltd.	197,000	371
	Takaoka Toko Co. Ltd.	21,200	370
	Rock Field Co. Ltd.	25,068	368
^	IDOM Inc.	72,400	367
	Toa Corp.	211,000	364
	Belluna Co. Ltd.	56,400	364
	YAMABIKO Corp.	46,000	363
	Inageya Co. Ltd.	26,400	362
	Koa Corp.	43,400	360
	FIDEA Holdings Co. Ltd.	241,800	359
	UKC Holdings Corp.	22,800	359
	Maruwa Co. Ltd.	9,500	358
	Melco Holdings Inc.	12,500	356

	Goldcrest Co. Ltd.	22,380	352
	Tosei Corp.	44,400	350
	Shimizu Bank Ltd.	12,900	349
	Kumiai Chemical Industry Co. Ltd.	58,000	349
	Ichiyoshi Securities Co. Ltd.	44,800	347
	Tosho Printing Co. Ltd.	71,000	344
	Giken Ltd.	19,200	344
	Daikokutenbussan Co. Ltd.	7,900	344
	Qol Co. Ltd.	23,799	341
	Futaba Industrial Co. Ltd.	66,800	341
	Chiyoda Integre Co. Ltd.	16,800	341
	Kyokuyo Co. Ltd.	131,000	339
	Sanshin Electronics Co. Ltd.	38,300	338
	Nissin Corp.	112,000	338
	JSP Corp.	14,600	337
	Clarion Co. Ltd.	136,000	336
	Shinko Plantech Co. Ltd.	46,400	336
	ESPEC Corp.	25,208	335
*,^ CMK Corp.		70,700	332
	Tamron Co. Ltd.	22,800	331
	Tokyo Energy & Systems Inc.	29,000	330
	Yahagi Construction Co. Ltd.	36,400	329
	Maruzen Showa Unyu Co. Ltd.	82,000	327
	Neturen Co. Ltd.	42,300	327
^	Nippon Carbon Co. Ltd.	174,000	326
	Kyokuto Securities Co. Ltd.	26,700	324
	Kita-Nippon Bank Ltd.	11,300	323
	Nippon Thompson Co. Ltd.	98,000	321
^	Keiyo Co. Ltd.	61,500	321
	Sakai Chemical Industry Co. Ltd.	117,546	320
^	OSAKA Titanium Technologies Co. Ltd.	25,100	319
	Union Tool Co.	11,000	316
	Cosel Co. Ltd.	27,700	313
	Tocalo Co. Ltd.	15,800	312
	Nippon Beet Sugar Manufacturing Co. Ltd.	168,000	312
	Sakai Moving Service Co. Ltd.	12,800	311
	Broadleaf Co. Ltd.	31,000	311
	Kansai Urban Banking Corp.	30,000	309
	Kasai Kogyo Co. Ltd.	31,200	309
	Itoki Corp.	54,400	308
	Fujikura Kasei Co. Ltd.	52,400	308
	Sumitomo Seika Chemicals Co. Ltd.	51,000	307
	Aiphone Co. Ltd.	16,900	307
	Sinfonia Technology Co. Ltd.	173,000	306
	Advan Co. Ltd.	36,400	306
^	Marvelous Inc.	39,800	306
	Amuse Inc.	15,500	305
^	Mie Kotsu Group Holdings Inc.	83,400	304
^	Pal Co. Ltd.	12,900	303
	Daisyo Corp.	20,000	302
	Kato Works Co. Ltd.	70,205	302
*	Mitsubishi Paper Mills Ltd.	430,000	301
	Torishima Pump Manufacturing Co. Ltd.	27,500	301
	Ministop Co. Ltd.	17,900	301
	Koatsu Gas Kogyo Co. Ltd.	46,000	300
	Kanematsu Electronics Ltd.	15,900	300
	Chiba Kogyo Bank Ltd.	71,100	299

	Nippon Road Co. Ltd.	73,000	299
	Maezawa Kyuso Industries Co. Ltd.	21,600	296
	Toyo Corp.	28,117	296
	Fudo Tetra Corp.	168,400	294
^	Hodogaya Chemical Co. Ltd.	119,000	293
	Tenma Corp.	16,300	292
	Tokyo Rope Manufacturing Co. Ltd.	178,000	291
^	Aeon Fantasy Co. Ltd.	11,800	291
*	Fuji Oil Co. Ltd.	95,100	289
	Funai Soken Holdings Inc.	20,600	286
	Sanyo Shokai Ltd.	154,423	286
	Megachips Corp.	23,581	286
	Studio Alice Co. Ltd.	12,700	284
	Toa Corp.	29,000	282
	Sac's Bar Holdings Inc.	26,350	281
	Aisan Industry Co. Ltd.	39,100	281
	Daiken Corp.	83,000	280
*	Ishihara Sangyo Kaisha Ltd.	431,000	279
	Idec Corp.	30,100	279
	CONEXIO Corp.	18,800	278
	K&O Energy Group Inc.	19,500	278
	Keihanshin Building Co. Ltd.	55,700	278
	Jamco Corp.	13,800	274
	Meisei Industrial Co. Ltd.	57,000	274
	Toyo Tanso Co. Ltd.	18,410	273
	Toli Corp.	85,101	273
	Oyo Corp.	24,200	273
	Tamura Corp.	89,000	272
^	Toho Titanium Co. Ltd.	43,000	270
	MTI Ltd.	40,400	269
	Hisaka Works Ltd.	32,000	269
	Uchida Yoko Co. Ltd.	59,000	266
	Mie Bank Ltd.	133,104	266
	Mitsubishi Steel Manufacturing Co. Ltd.	159,000	266
	Godo Steel Ltd.	158,000	265
^	Meiko Network Japan Co. Ltd.	24,763	265
^	Right On Co. Ltd.	23,500	263
*,^ FDK Corp.		294,149	263
	Aichi Corp.	32,700	260
	Maeda Kosen Co. Ltd.	24,000	258
	Riken Technos Corp.	58,400	257
	Elematec Corp.	11,500	256
	Nittetsu Mining Co. Ltd.	74,000	255
^	Nippon Parking Development Co. Ltd.	212,000	255
	Sanyo Denki Co. Ltd.	54,000	255
	Kamei Corp.	31,200	255
	Fields Corp.	19,600	253
	Asahi Co. Ltd.	17,600	249
	Mitani Sekisan Co. Ltd.	12,200	249
	Daiichi Jitsugyo Co. Ltd.	52,000	249
	Sumitomo Densetsu Co. Ltd.	22,100	248
	Zuiko Corp.	6,100	248
	Icom Inc.	12,000	248
	Tsukuba Bank Ltd.	79,900	248
	Shibusawa Warehouse Co. Ltd.	87,549	245
	Inaba Seisakusho Co. Ltd.	20,000	245
	Yusen Logistics Co. Ltd.	21,900	241

	CHIMNEY Co. Ltd.	9,100	241
	Japan Digital Laboratory Co. Ltd.	17,300	239
	Tonami Holdings Co. Ltd.	89,000	238
	SMK Corp.	71,000	238
	Shinko Shoji Co. Ltd.	23,400	238
	Sun Frontier Fudousan Co. Ltd.	24,000	237
	Takiron Co. Ltd.	48,000	234
^	U-Shin Ltd.	37,000	234
	Toyo Kanetsu KK	114,000	234
	Yushin Precision Equipment Co. Ltd.	12,200	233
	Hioki EE Corp.	12,900	233
	Atsugi Co. Ltd.	218,000	232
	Onoken Co. Ltd.	18,900	230
	Achilles Corp.	165,000	227
	Misawa Homes Co. Ltd.	30,800	226
	SRA Holdings	10,500	225
	Chori Co. Ltd.	14,900	223
	Sekisui Plastics Co. Ltd.	68,000	223
	Showa Aircraft Industry Co. Ltd.	24,000	220
	Yomiuri Land Co. Ltd.	48,000	218
	Kanaden Corp.	23,400	218
	Mimasu Semiconductor Industry Co. Ltd.	21,000	216
	Yushiro Chemical Industry Co. Ltd.	15,600	216
	Fuso Pharmaceutical Industries Ltd.	78,000	216
	Alpha Systems Inc.	12,500	215
	Nippon Yakin Kogyo Co. Ltd.	165,400	215
^	Happinet Corp.	19,700	214
	Asunaro Aoki Construction Co. Ltd.	31,700	214
	Matsuda Sangyo Co. Ltd.	16,500	214
	Kurimoto Ltd.	131,000	212
	Nihon Dempa Kogyo Co. Ltd.	25,310	211
	Aderans Co. Ltd.	46,509	211
	Taisei Lamick Co. Ltd.	7,400	211
*	Nippon Sharyo Ltd.	78,000	211
	Mitsubishi Research Institute Inc.	6,800	211
	Nippon Denko Co. Ltd.	127,990	211
^	Honeys Co. Ltd.	15,690	210
	Kyosan Electric Manufacturing Co. Ltd.	59,000	210
	Teikoku Electric Manufacturing Co. Ltd.	26,300	206
	WATAMI Co. Ltd.	19,500	204
	Toenec Corp.	35,000	204
	Ichikoh Industries Ltd.	70,000	204
	Arakawa Chemical Industries Ltd.	21,100	204
^	Kourakuen Holdings Corp.	13,500	203
	Tomoku Co. Ltd.	68,000	202
	Sinanen Holdings Co. Ltd.	50,000	201
	Ryoden Corp.	32,000	201
^	JP-Holdings Inc.	68,400	200
^	Funai Electric Co. Ltd.	23,200	200
	Pronexus Inc.	18,735	198
	Nippon Valqua Industries Ltd.	76,000	198
	Japan Cash Machine Co. Ltd.	19,300	198
	Weathernews Inc.	6,400	197
*,^ Takata Corp.		49,200	197
	Hokkaido Gas Co. Ltd.	72,000	197
	France Bed Holdings Co. Ltd.	21,900	196
	Mars Engineering Corp.	9,500	195

	Krosaki Harima Corp.	80,000	194
	Noritsu Koki Co. Ltd.	28,600	193
	Taiho Kogyo Co. Ltd.	18,000	193
	Hosokawa Micron Corp.	36,000	190
	Artnature Inc.	23,600	190
	Tokyo Tekko Co. Ltd.	51,000	188
	Japan Transcity Corp.	49,192	185
	Rhythm Watch Co. Ltd.	106,000	185
^	Ateam Inc.	9,800	183
	Denyo Co. Ltd.	17,300	180
	Mitsui High-Tec Inc.	25,500	177
*,^ Akebono Brake Industry Co. Ltd.		85,757	175
	Cleanup Corp.	21,800	174
	Zuken Inc.	17,800	174
^	Japan Drilling Co. Ltd.	8,200	172
	Sanoh Industrial Co. Ltd.	31,000	172
	Toyo Denki Seizo KK	58,000	172
^	Pasona Group Inc.	26,200	171
	CMIC Holdings Co. Ltd.	10,200	168
	Mitsubishi Nichiyu Forklift Co. Ltd.	31,000	167
*	KNT-CT Holdings Co. Ltd.	122,000	166
	Nihon Yamamura Glass Co. Ltd.	105,000	166
	Mito Securities Co. Ltd.	71,000	165
	Paris Miki Holdings Inc.	39,400	164
	Kobe Bussan Co. Ltd.	8,200	163
	Toyo Securities Co. Ltd.	86,000	160
	Daidoh Ltd.	37,100	160
	Gecoss Corp.	17,700	160
^	Kobelco Eco-Solutions Co. Ltd.	41,000	159
	Mitsubishi Kakoki Kaisha Ltd.	82,000	156
	NDS Co. Ltd.	58,000	152
	Nissei ASB Machine Co. Ltd.	8,400	152
	T RAD Co. Ltd.	79,000	151
	Hokkan Holdings Ltd.	49,000	151
	Chugai Ro Co. Ltd.	74,000	150
	Japan Radio Co. Ltd.	53,000	150
	Sankyo Seiko Co. Ltd.	45,097	149
	Kitagawa Iron Works Co. Ltd.	87,000	148
	Daikoku Denki Co. Ltd.	11,100	148
	Tsutsumi Jewelry Co. Ltd.	7,500	147
	Shinwa Co. Ltd.	9,300	145
*	Janome Sewing Machine Co. Ltd.	25,000	143
	Gun-Ei Chemical Industry Co. Ltd.	48,000	143
*,^ SWCC Showa Holdings Co. Ltd.		229,000	143
	ASAHI YUKIZAI Corp.	74,555	140
	Tatsuta Electric Wire and Cable Co. Ltd.	42,600	138
	Hakuto Co. Ltd.	15,200	138
	Organo Corp.	35,000	137
	Kinki Sharyo Co. Ltd.	55,000	137
	Toyo Kohan Co. Ltd.	55,000	135
	Sumitomo Precision Products Co. Ltd.	42,000	134
	Gakken Holdings Co. Ltd.	47,000	131
	Fujitsu Frontech Ltd.	13,100	129
*	Nakayama Steel Works Ltd.	245,000	128
	NS United Kaiun Kaisha Ltd.	96,000	127
	Furuno Electric Co. Ltd.	25,200	126
	Future Corp.	15,900	126

	Chuo Spring Co. Ltd.	46,000	125
	Corona Corp. Class A	12,200	123
	Parco Co. Ltd.	14,400	121
	AOI Electronics Co. Ltd.	6,070	120
	Okura Industrial Co. Ltd.	40,000	118
	Nippon Chemiphar Co. Ltd.	26,000	118
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	116
	Toda Kogyo Corp.	40,000	112
	Mitsui Matsushima Co. Ltd.	115,000	111
	Seika Corp.	45,000	110
	Shimojima Co. Ltd.	10,200	109
	Tokyo Rakutenchi Co. Ltd.	23,000	105
	Nice Holdings Inc.	72,000	102
	Dai-ichi Seiko Co. Ltd.	9,800	101
	Maezawa Kasei Industries Co. Ltd.	9,600	98
	GCA Savvian Corp.	11,300	98
	Tabuchi Electric Co. Ltd.	27,500	96
	Kitano Construction Corp.	38,000	94
	Dunlop Sports Co. Ltd.	10,600	93
	Nippon Coke & Engineering Co. Ltd.	143,000	93
	Iwasaki Electric Co. Ltd.	59,000	88
	ST Corp.	7,500	86
*,^ Shin Nippon Biomedical Laboratories Ltd.		12,900	79
	Takihyo Co. Ltd.	18,000	78
	CAC Holdings Corp.	10,000	77
^	Srg Takamiya Co. Ltd.	17,900	76
	Mitsui Home Co. Ltd.	17,000	76
	NEC Capital Solutions Ltd.	5,000	74
	Airport Facilities Co. Ltd.	14,000	74
	Endo Lighting Corp.	7,100	67
	Cybozu Inc.	17,600	64
	ValueCommerce Co. Ltd.	17,000	61
*	Yamada SxL Home Co. Ltd.	81,000	57
	Pocket Card Co. Ltd.	10,600	56
	Tokyo Electron Device Ltd.	3,500	51
	Best Denki Co. Ltd.	46,000	46
	Toa Oil Co. Ltd.	33,000	38
*	Kojima Co. Ltd.	15,100	35
			525,806
Malaysia (1.0%)
	Dialog Group Bhd.	6,945,462	2,600
	Malakoff Corp. Bhd.	3,906,000	1,546
	Top Glove Corp. Bhd.	1,319,358	1,391
	Genting Plantations Bhd.	525,773	1,362
	Sunway REIT	2,917,500	1,197
	Hartalega Holdings Bhd.	1,112,820	1,175
	My EG Services Bhd.	2,376,400	1,169
	Bursa Malaysia Bhd.	551,336	1,167
	Mah Sing Group Bhd.	2,802,075	1,115
	KPJ Healthcare Bhd.	931,010	979
	QL Resources Bhd.	849,340	910
	Press Metal Bhd.	880,900	903
	BIMB Holdings Bhd.	845,840	839
	TIME dotCom Bhd.	450,000	831
	Kossan Rubber Industries	498,400	816
	Inari Amertron Bhd.	1,038,250	791
	Cahya Mata Sarawak Bhd.	818,100	724

Pavilion REIT	1,415,500	643
Sunway Bhd.	885,200	637
WCT Holdings Bhd.	1,656,186	636
Capitaland Malaysia Mall Trust	1,709,100	635
Media Prima Bhd.	1,630,617	581
Yinson Holdings Bhd.	752,000	568
* Eastern & Oriental Bhd.	1,310,933	547
Berjaya Auto Bhd.	926,940	533
Aeon Co. M Bhd.	795,700	530
Unisem M Bhd.	752,080	498
* Syarikat Takaful Malaysia Bhd.	498,800	492
Malaysia Building Society Bhd.	2,773,200	471
Pos Malaysia Bhd.	562,200	394
VS Industry Bhd.	1,202,000	390
OSK Holdings Bhd.	952,781	372
Berjaya Corp. Bhd.	4,191,771	361
Supermax Corp. Bhd.	679,350	347
* Eco World Development Group Bhd.	1,092,100	346
Malaysian Resources Corp. Bhd.	1,198,969	345
Datasonic Group Bhd.	1,040,300	340
Gas Malaysia Bhd.	547,600	323
Muhibbah Engineering M Bhd.	543,000	297
Sunway Construction Group Bhd.	673,340	273
DRB-Hicom Bhd.	1,217,427	271
* KNM Group Bhd.	2,659,600	270
* AirAsia X Bhd.	2,519,650	249
* UMW Oil & Gas Corp. Bhd.	1,046,400	231
TA Enterprise Bhd.	1,674,100	206
* Malaysia Marine and Heavy Engineering Holdings Bhd.	577,400	152
* Mulpha International Bhd.	2,279,550	126
* Dayang Enterprise Holdings Bhd.	485,100	119
* Parkson Holdings Bhd.	607,900	117
Coastal Contracts Bhd.	300,000	111
* Mudajaya Group Bhd.	269,500	81
* Malaysian Bulk Carriers Bhd.	370,500	69
Puncak Niaga Holdings Bhd.	252,500	66
* AirAsia X Bhd. Warrants Exp. 6/8/2020	300,675	22
* OSK Holdings Bhd. Warrants Exp. 7/22/2020	238,195	17
* WCT Holdings Bhd. Warrants Exp. 8/24/2020	310,551	14
* BIMB Holdings Bhd. Warrants Exp. 12/4/2023	154,640	12
* Mah Sing Group Bhd. Warrants Exp. 3/18/2018	164,085	9
* Eastern & Oriental Bhd Warrants Exp. 7/21/2019	154,580	8
* Malaysian Resources Corp. Bhd. Warrants Exp. 9/16/2018	253,023	8
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	7
* KNM Group Bhd. Warrants Exp. 4/21/2020	178,365	5
* Mah Sing Group Warrants Exp. 1/15/2026	125,235	4
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	4
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	3
* KNM Group Bhd. Warrants Exp. 11/15/2017	189,022	3
		32,258
Mexico (0.4%)
Bolsa Mexicana de Valores SAB de CV	1,003,897	1,779
Macquarie Mexico Real Estate Management SA de CV	1,254,806	1,605
PLA Administradora Industrial S de RL de CV	935,928	1,553
* Genomma Lab Internacional SAB de CV Class B	1,226,900	1,407
Corp Inmobiliaria Vesta SAB de CV	840,900	1,211
Prologis Property Mexico SA de CV	462,175	729

*	La Comer SAB de CV	708,400	630
	Concentradora Fibra Hotelera Mexicana SA de CV	798,076	575
	Credito Real SAB de CV SOFOM ER	268,900	502
	Rassini SAB de CV	106,300	494
*	Hoteles City Express SAB de CV	430,000	451
*	Grupo GICSA SA de CV	634,100	440
	TV Azteca SAB de CV	2,535,522	412
*	Grupo Simec SAB de CV Class B	142,720	410
	Unifin Financiera SAB de CV SOFOM ENR	152,512	400
*,2 Elementia SAB de CV		321,166	381
*	Axtel SAB de CV	1,238,600	369
	Grupo Herdez SAB de CV	167,675	348
	Consorcio ARA SAB de CV	898,210	331
	Grupo Rotoplas SAB de CV	185,500	327
	Qualitas Controladora SAB de CV	210,076	295
*	Empresas ICA SAB de CV	1,325,170	172
*	Grupo Famsa SAB de CV Class A	248,900	107
*	Urbi Desarrollos Urbanos SAB de CV	313,585	27
*	Corp GEO SAB de CV	100	—
			14,955
Netherlands (1.5%)
	Aalberts Industries NV	148,796	4,940
	SBM Offshore NV	280,827	3,766
	IMCD Group NV	83,098	3,525
	APERAM SA	75,968	3,181
*	Galapagos NV	57,990	3,172
	Eurocommercial Properties NV	69,842	3,094
	ASM International NV	76,998	3,001
	Wereldhave NV	60,806	2,944
*	PostNL NV	660,695	2,537
	Delta Lloyd NV	705,774	2,518
	TKH Group NV	64,397	2,350
	Corbion NV	94,572	2,276
2	Flow Traders	45,318	1,606
*	Fugro NV	89,954	1,598
*	TomTom NV	182,816	1,561
	Vastned Retail NV	33,264	1,396
	Koninklijke BAM Groep NV	340,674	1,338
	Arcadis NV	98,424	1,317
2	Refresco Group NV	82,916	1,295
	Accell Group	38,520	1,000
	Wessanen	73,813	900
	NSI NV	198,354	877
	Brunel International NV	32,364	664
	BinckBank NV	118,780	663
*	SRH NV	96,364	—
			51,519
New Zealand (0.7%)
	Z Energy Ltd.	556,297	3,445
	Trade Me Group Ltd.	622,694	2,306
	Chorus Ltd.	596,936	1,933
	Goodman Property Trust	1,628,627	1,563
*,^ a2 Milk Co. Ltd.		1,096,859	1,560
^	EBOS Group Ltd.	129,524	1,545
	Infratil Ltd.	611,854	1,489
	Mainfreight Ltd.	109,141	1,359

	Freightways Ltd.	260,859	1,269
	Precinct Properties New Zealand Ltd.	1,330,349	1,207
	Argosy Property Ltd.	1,403,295	1,165
	Nuplex Industries Ltd.	303,549	1,165
	Genesis Energy Ltd.	659,205	1,056
	Summerset Group Holdings Ltd.	292,869	1,003
	Vital Healthcare Property Trust	548,843	885
	Metlifecare Ltd.	163,988	668
^	Heartland Bank Ltd.	409,064	393
	Kathmandu Holdings Ltd.	255,330	333
*	New Zealand Refining Co. Ltd.	167,580	296
	TOWER Ltd.	217,320	209
*	New Zealand Oil & Gas Ltd.	425,284	142
			24,991
Norway (1.3%)
*	Subsea 7 SA	422,763	4,569
	Salmar ASA	83,412	2,601
	TGS Nopec Geophysical Co. ASA	154,767	2,593
*	Storebrand ASA	676,512	2,571
	Tomra Systems ASA	228,808	2,506
*	Det Norske Oljeselskap ASA	188,972	2,415
2	XXL ASA	152,018	1,848
	Bakkafrost P/F	47,197	1,839
	Leroy Seafood Group ASA	36,551	1,757
*,^ Seadrill Ltd.		544,019	1,647
	Atea ASA	155,104	1,622
	Veidekke ASA	104,322	1,325
	Aker ASA	42,576	1,280
	SpareBank 1 SMN	219,890	1,230
*,^ Nordic Semiconductor ASA		258,651	1,167
	Kongsberg Gruppen ASA	74,482	1,113
	Austevoll Seafood ASA	119,461	1,053
2	Entra ASA	91,798	975
*,^ Opera Software ASA		154,780	973
*,^ DNO ASA		929,960	963
	SpareBank 1 SR-Bank ASA	188,483	876
*,2 Aker Solutions ASA		198,765	840
*,^ Petroleum Geo-Services ASA		355,029	714
	Hoegh LNG Holdings Ltd.	62,104	650
*,^ REC Silicon ASA		3,085,656	590
*,^ Norwegian Air Shuttle ASA		14,758	531
^	Ocean Yield ASA	57,810	476
	Norwegian Property ASA	377,161	447
2	BW LPG Ltd.	100,522	358
	Stolt-Nielsen Ltd.	25,276	318
	Wilh Wilhelmsen ASA	96,853	229
*	Treasure ASA	95,083	185
*	Akastor ASA	178,071	177
^	Prosafe SE	310,706	26
			42,464
Pakistan (0.3%)
	Hub Power Co. Ltd.	1,266,200	1,594
	Engro Corp. Ltd.	416,121	1,329
	Lucky Cement Ltd.	137,604	973
	Pakistan State Oil Co. Ltd.	232,508	930
	DG Khan Cement Co. Ltd.	403,486	808

United Bank Ltd.	447,400	791
Kot Addu Power Co. Ltd.	830,142	697
Pakistan Oilfields Ltd.	166,000	555
* SUI Southern Gas Co. Ltd.	988,967	297
Fauji Fertilizer Bin Qasim Ltd.	423,000	225
Attock Petroleum Ltd.	25,500	116
Pakistan Telecommunication Co. Ltd.	662,000	105
		8,420
Philippines (0.5%)
Metro Pacific Investments Corp.	18,426,066	2,936
Security Bank Corp.	473,559	2,203
Robinsons Land Corp.	2,749,131	1,869
Puregold Price Club Inc.	1,557,300	1,587
* DoubleDragon Properties Corp.	928,300	1,132
Cosco Capital Inc.	6,114,000	1,044
* First Gen Corp.	1,776,530	978
Robinsons Retail Holdings Inc.	515,350	943
D&L Industries Inc.	3,400,500	717
Vista Land & Lifescapes Inc.	5,068,000	646
Manila Water Co. Inc.	1,111,085	612
Cebu Air Inc.	263,820	610
Filinvest Land Inc.	14,538,400	601
First Philippine Holdings Corp.	282,240	424
Lopez Holdings Corp.	2,487,700	404
Belle Corp.	5,621,600	385
Nickel Asia Corp.	2,624,808	320
* Melco Crown Philippines Resorts Corp.	2,833,800	193
* Philex Petroleum Corp.	347,867	30
		17,634
Poland (0.2%)
Kernel Holding SA	80,800	1,283
KRUK SA	22,741	1,222
* CD Projekt SA	111,312	994
* Globe Trade Centre SA	408,379	739
* Jastrzebska Spolka Weglowa SA	102,560	658
* PKP Cargo SA	50,170	441
Warsaw Stock Exchange	38,508	337
^ Lubelski Wegiel Bogdanka SA	17,402	244
Neuca SA	2,564	236
* Getin Noble Bank SA	1,826,749	201
* Boryszew SA	127,777	191
* Getin Holding SA	639,022	136
* Bioton SA	54,187	115
* Integer.pl SA	7,186	65
Netia SA	42,117	48
		6,910
Portugal (0.3%)
NOS SGPS SA	339,516	2,272
CTT-Correios de Portugal SA	234,019	1,962
REN - Redes Energeticas Nacionais SGPS SA	409,756	1,246
Navigator Co. SA	389,613	1,236
Sonae SGPS SA	1,458,351	1,135
* Banco BPI SA	552,259	689
Altri SGPS SA	123,649	479
Semapa-Sociedade de Investimento e Gestao	36,313	456
^ Mota-Engil SGPS SA	124,909	239

	Sonaecom SGPS SA	48,029	124
			9,838
Russia (0.1%)
	M.Video PJSC	120,450	587
*	DIXY Group PJSC	98,410	484
	TMK PJSC GDR	82,556	226
	Mosenergo OAO	8,590,191	221
	OGK-2 PJSC	38,218,850	197
*	Mechel	179,200	155
*	Sollers PJSC	22,760	150
*	Raspadskaya OAO	182,900	92
			2,112
Singapore (1.4%)
	Mapletree Industrial Trust	2,023,000	2,736
^	Mapletree Commercial Trust	2,152,091	2,543
	Mapletree Greater China Commercial Trust	2,874,212	2,308
	Keppel REIT	2,828,747	2,252
	Mapletree Logistics Trust	2,281,774	1,800
*	Raffles Medical Group Ltd.	1,321,584	1,553
	Frasers Centrepoint Trust	933,810	1,491
	Starhill Global REIT	2,153,908	1,288
	United Engineers Ltd.	709,500	1,217
	Keppel Infrastructure Trust	3,195,200	1,204
	CDL Hospitality Trusts	1,054,866	1,159
^	Ascott Residence Trust	1,322,421	1,117
	Parkway Life REIT	559,381	1,066
	Asian Pay Television Trust	2,472,300	1,043
	CapitaLand Retail China Trust	864,260	984
^	Cambridge Industrial Trust	2,382,260	977
*	Genting Hong Kong Ltd.	3,548,277	974
	First Resources Ltd.	805,129	974
	Lippo Malls Indonesia Retail Trust	3,330,900	932
	Ascendas India Trust	1,186,162	898
2	ARA Asset Management Ltd.	902,887	891
^	OUE Hospitality Trust	1,630,066	888
^	Cache Logistics Trust	1,331,241	861
^	Frasers Commercial Trust	841,713	842
	First REIT	752,000	730
*,^ Yoma Strategic Holdings Ltd.		1,667,519	722
^	Keppel DC REIT	778,500	703
	Ascendas Hospitality Trust	1,257,600	699
^	Croesus Retail Trust	1,085,200	691
	Accordia Golf Trust	1,373,616	687
*,^ China Animal Healthcare Ltd.		1,003,918	673
	Religare Health Trust	857,500	647
^	Far East Hospitality Trust	1,320,400	630
^	SIIC Environment Holdings Ltd.	1,431,782	621
*,^ Ezion Holdings Ltd.		2,691,665	611
^	SPH REIT	750,400	541
	Silverlake Axis Ltd.	1,290,629	535
^	Sarine Technologies Ltd.	378,004	510
	Singapore Airlines Ltd.	60,711	498
	Soilbuild Business Space REIT	959,000	479
	OUE Ltd.	381,900	428
	Perennial Real Estate Holdings Ltd.	601,283	391
*	GL Ltd.	601,900	364

	Super Group Ltd.	606,574	364
^	Hyflux Ltd.	776,286	337
	Sabana Shari'ah Compliant Industrial REIT	813,900	322
^	China Everbright Water Ltd.	616,500	277
	Indofood Agri Resources Ltd.	641,500	221
	Raffles Education Corp. Ltd.	1,435,439	212
	Bumitama Agri Ltd.	356,000	186
^	Midas Holdings Ltd.	978,847	179
^	Hi-P International Ltd.	642,000	176
*,^ Gallant Venture Ltd.		1,115,679	163
^	CSE Global Ltd.	398,759	135
	Boustead Singapore Ltd.	214,000	127
*,^ Ezra Holdings Ltd.		3,188,198	121
	Keppel Telecommunications & Transportation Ltd.	96,420	109
*	GMG Global Ltd.	244,400	102
*	Ying Li International Real Estate Ltd.	717,000	73
*,^ China Fishery Group Ltd.		1,088,512	62
*,^ Vard Holdings Ltd.		508,000	58
*	China Hongxing Sports Ltd.	831,000	36
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	454,525	22
*	China Milk Products Group Ltd.	140,000	—
			46,440
South Africa (0.6%)
*	Harmony Gold Mining Co. Ltd.	571,813	2,587
	SA Corporate Real Estate Fund Nominees Pty Ltd.	4,097,503	1,650
	Vukile Property Fund Ltd.	1,029,204	1,334
	Famous Brands Ltd.	112,279	1,113
	Cashbuild Ltd.	35,055	952
	Emira Property Fund Ltd.	762,627	808
	Advtech Ltd.	680,058	748
	Zeder Investments Ltd.	1,446,554	732
	Trencor Ltd.	248,913	719
	Mpact Ltd.	283,334	689
	Wilson Bayly Holmes-Ovcon Ltd.	77,166	663
	Blue Label Telecoms Ltd.	497,016	662
	City Lodge Hotels Ltd.	48,787	555
	Murray & Roberts Holdings Ltd.	590,594	547
	DRDGOLD Ltd.	660,020	541
	Astral Foods Ltd.	59,950	523
	Peregrine Holdings Ltd.	229,681	499
	Metair Investments Ltd.	301,872	446
	Lewis Group Ltd.	141,494	443
	Rebosis Property Fund Ltd.	558,105	431
	Hudaco Industries Ltd.	51,950	384
*	Royal Bafokeng Platinum Ltd.	101,042	378
*	ArcelorMittal South Africa Ltd.	609,200	374
	Raubex Group Ltd.	223,847	308
*	Consolidated Infrastructure Group Ltd.	144,315	274
	Clover Industries Ltd.	187,583	260
	Invicta Holdings Ltd.	59,706	253
	Group Five Ltd.	136,967	225
*	Pinnacle Holdings Ltd.	176,819	210
	Adcorp Holdings Ltd.	135,922	176
*	Aveng Ltd.	471,485	135
	Merafe Resources Ltd.	1,222,650	78
			19,697

South Korea (4.5%)
^	Medy-Tox Inc.	6,279	2,432
*,^ Kumho Tire Co. Inc.		245,808	2,188
*,^ ViroMed Co. Ltd.		18,916	2,155
	Kolon Industries Inc.	26,865	2,092
	LG Innotek Co. Ltd.	23,937	1,914
	CJ E&M Corp.	29,241	1,857
	SK Chemicals Co. Ltd.	30,796	1,839
^	Korea Kolmar Co. Ltd.	21,009	1,783
^	Youngone Corp.	50,130	1,588
^	Meritz Securities Co. Ltd.	471,125	1,586
^	CJ CGV Co. Ltd.	19,139	1,566
*,^ Com2uSCorp		15,146	1,564
*,^ LIG Nex1 Co. Ltd.		16,665	1,556
	Korean Reinsurance Co.	141,508	1,529
*,^ Ssangyong Cement Industrial Co. Ltd.		88,216	1,505
	Innocean Worldwide Inc.	19,853	1,420
	KB Insurance Co. Ltd.	53,798	1,365
	Green Cross Holdings Corp.	44,200	1,354
	Green Cross Corp.	8,519	1,334
*,^ Komipharm International Co. Ltd.		47,219	1,276
^	Hyundai Greenfood Co. Ltd.	76,035	1,261
^	Eo Technics Co. Ltd.	12,778	1,231
	SK Materials Co. Ltd.	9,348	1,230
	LG International Corp.	37,240	1,214
	KIWOOM Securities Co. Ltd.	17,171	1,214
*,^ LG Life Sciences Ltd.		18,101	1,178
^	Cosmax Inc.	9,080	1,176
^	Fila Korea Ltd.	14,604	1,154
	Meritz Fire & Marine Insurance Co. Ltd.	83,988	1,151
	Tongyang Inc.	353,931	1,137
*,^ Osstem Implant Co. Ltd.		16,614	1,131
^	Chong Kun Dang Pharmaceutical Corp.	11,120	1,110
*,^ Hanall Biopharma Co. Ltd.		55,146	1,087
^	Kolon Life Science Inc.	7,216	1,015
	Hyundai Home Shopping Network Corp.	9,186	996
*	Hugel Inc.	3,148	983
	Daou Technology Inc.	41,258	983
*,^ WONIK IPS Co. Ltd.		43,926	974
^	Samyang Holdings Corp.	8,962	967
	LS Industrial Systems Co. Ltd.	24,286	943
	Poongsan Corp.	33,875	941
*,^ Pan Ocean Co. Ltd.		284,430	935
^	Bukwang Pharmaceutical Co. Ltd.	34,119	929
^	Hana Tour Service Inc.	14,200	915
^	JW Pharmaceutical Corp.	17,228	891
^	Korea Petrochemical Ind Co. Ltd.	4,220	888
	JB Financial Group Co. Ltd.	166,089	886
^	Hansol Chemical Co. Ltd.	12,052	860
^	Lotte Food Co. Ltd.	1,178	857
*,^ DIO Corp.		16,730	855
*,^ Ilyang Pharmaceutical Co. Ltd.		19,347	854
^	Seoul Semiconductor Co. Ltd.	56,988	854
*,^ HLB Inc.		45,552	841
*,^ Hyundai Elevator Co. Ltd.		14,936	825
*,^ Medipost Co. Ltd.		10,923	825
	Korea Electric Terminal Co. Ltd.	10,449	820

*,^ Chabiotech Co. Ltd.		56,384	810
*,^ iNtRON Biotechnology Inc.		17,347	799
*,^ Caregen Co. Ltd.		6,457	794
	Soulbrain Co. Ltd.	13,578	789
	GS Home Shopping Inc.	5,186	788
*,^ Genexine Co. Ltd.		15,948	786
	Young Poong Corp.	779	783
	Handsome Co. Ltd.	22,284	776
*	Dongkuk Steel Mill Co. Ltd.	93,796	762
^	Daesang Corp.	28,010	761
	Taekwang Industrial Co. Ltd.	949	761
^	Korea Real Estate Investment & Trust Co. Ltd.	250,746	749
	SFA Engineering Corp.	13,743	741
*	Dongbu HiTek Co. Ltd.	46,265	736
	Hanjin Kal Corp.	45,707	719
^	Koh Young Technology Inc.	17,123	716
	Halla Holdings Corp.	12,639	712
^	LOTTE Himart Co. Ltd.	17,808	712
	Grand Korea Leisure Co. Ltd.	30,405	706
	CJ O Shopping Co. Ltd.	4,862	703
	Hankook Tire Worldwide Co. Ltd.	37,732	697
	IS Dongseo Co. Ltd.	12,802	694
^	Hansae Co. Ltd.	24,972	688
*,^ Seegene Inc.		21,121	686
	Nexen Tire Corp.	56,844	684
	Dong-A ST Co. Ltd.	6,446	665
^	Dong-A Socio Holdings Co. Ltd.	4,431	650
	DuzonBizon Co. Ltd.	31,103	646
*,^ Loen Entertainment Inc.		8,872	642
*,^ SM Entertainment Co.		22,879	633
	Huchems Fine Chemical Corp.	36,276	633
*,^ Binex Co. Ltd.		33,279	628
*,^ Hansol Technics Co. Ltd.		33,307	624
*,^ GemVax & Kael Co. Ltd.		37,574	613
^	Samlip General Foods Co. Ltd.	3,565	611
^	Daewoong Pharmaceutical Co. Ltd.	7,155	608
*,^ Foosung Co. Ltd.		87,435	607
*,^ It's Skin Co. Ltd.		9,183	606
^	Amicogen Inc.	11,563	603
*,^ Hyundai Rotem Co. Ltd.		31,377	598
	Hanwha General Insurance Co. Ltd.	95,069	598
*,^ ATGen Co. Ltd.		13,333	591
	S&T Motiv Co. Ltd.	10,865	590
^	Dae Hwa Pharmaceutical Co. Ltd.	15,802	590
	Partron Co. Ltd.	55,230	585
*	Asiana Airlines Inc.	133,905	577
	InBody Co. Ltd.	15,604	566
^	Hansol Paper Co. Ltd.	27,066	552
	Daishin Securities Co. Ltd.	58,285	550
^	Meritz Financial Group Inc.	49,549	549
	Kwang Dong Pharmaceutical Co. Ltd.	62,506	531
	LEENO Industrial Inc.	14,063	528
	LF Corp.	27,703	517
^	YG Entertainment Inc.	15,019	512
	Dongwon Industries Co. Ltd.	2,020	510
^	Ahnlab Inc.	10,169	510
*	Jusung Engineering Co. Ltd.	51,077	505

^	Binggrae Co. Ltd.	8,935	502
^	Hanjin Transportation Co. Ltd.	17,485	498
	NICE Holdings Co. Ltd.	28,246	492
*,^ NUTRIBIOTECH Co. Ltd.		7,813	488
*,^ i-SENS Inc.		14,110	484
	Able C&C Co. Ltd.	16,773	483
*,^ DoubleUGames Co. Ltd.		14,266	482
	Tongyang Life Insurance Co. Ltd.	49,761	478
^	JW Holdings Corp.	45,015	477
	Samyang Corp.	5,495	476
*,^ Gamevil Inc.		6,754	471
	Hanil Cement Co. Ltd.	6,103	471
	Cell Biotech Co. Ltd.	8,358	465
*,^ CUROCOM Co. Ltd.		156,811	460
*,^ Posco ICT Co. Ltd.		83,435	457
*	Huons Co. Ltd.	5,652	454
	POSCO Chemtech Co. Ltd.	45,036	449
^	Muhak Co. Ltd.	21,135	448
^	Dawonsys Co. Ltd.	19,185	447
*,^ Emerson Pacific Inc.		12,862	441
	Kwangju Bank	51,580	437
*,^ Leaders Cosmetics Co. Ltd.		17,354	437
	AK Holdings Inc.	7,336	435
*,^ Seobu T&D		23,489	434
	Sebang Global Battery Co. Ltd.	12,420	429
	Hancom Inc.	24,772	428
^	Chongkundang Holdings Corp.	5,135	427
	Namyang Dairy Products Co. Ltd.	688	419
*	SK Securities Co. Ltd.	383,523	417
	Seah Besteel Corp.	17,123	411
*,^ Ssangyong Motor Co.		63,591	409
*,^ Webzen Inc.		24,211	407
	Youngone Holdings Co. Ltd.	7,341	398
^	Cuckoo Electronics Co. Ltd.	2,974	396
*,^ Pharmicell Co. Ltd.		68,478	396
*	Hansol Holdings Co. Ltd.	61,915	394
^	Maeil Dairy Industry Co. Ltd.	11,350	393
^	Byucksan Corp.	68,007	391
*,^ Yuanta Securities Korea Co. Ltd.		118,630	391
	KT Skylife Co. Ltd.	23,886	391
^	Lutronic Corp.	10,414	388
*	Taeyoung Engineering & Construction Co. Ltd.	70,945	386
*	SFA Semicon Co. Ltd.	162,605	383
	Mirae Asset Life Insurance Co. Ltd.	101,248	383
^	Korea Kolmar Holdings Co. Ltd.	8,991	379
^	iMarketKorea Inc.	33,818	379
*,^ Naturalendo Tech Co. Ltd.		22,877	376
^	Hyundai Livart Furniture Co. Ltd.	16,022	374
	Samchully Co. Ltd.	3,906	372
^	SK Gas Ltd.	4,866	370
	Sungwoo Hitech Co. Ltd.	50,015	366
	Hankook Shell Oil Co. Ltd.	913	365
	NS Shopping Co. Ltd.	2,286	365
	KISWIRE Ltd.	10,912	360
^	E1 Corp.	6,216	358
	Daeduck Electronics Co.	50,782	357
	Modetour Network Inc.	14,874	355

	Silicon Works Co. Ltd.	12,506	353
	Kolon Corp.	5,936	350
	GOLFZON Co. Ltd.	5,200	347
^	Dongwon F&B Co. Ltd.	1,657	345
*,^ Peptron Inc.		7,549	341
*	Interflex Co. Ltd.	22,836	339
*,^ Hanjin Heavy Industries & Construction Co. Ltd.		84,037	336
*	Woongjin Thinkbig Co. Ltd.	33,602	336
^	Lock&Lock Co. Ltd.	29,204	336
	Interpark Holdings Corp.	62,923	335
^	NICE Information Service Co. Ltd.	52,081	333
	Cosmax BTI Inc	6,945	331
*,^ CrucialTec Co. Ltd.		34,649	328
*	ICD Co. Ltd.	22,620	322
	Daekyo Co. Ltd.	42,417	316
	Shinyoung Securities Co. Ltd.	6,992	315
	S&T Dynamics Co. Ltd.	35,559	313
^	Crown Confectionery Co. Ltd.	9,550	312
	Daeduck GDS Co. Ltd.	25,565	304
*,^ Kumho Industrial Co. Ltd.		37,982	304
*	Green Cross Cell Corp.	9,220	299
^	Humedix Co. Ltd.	7,618	295
	Daewoong Co. Ltd.	5,263	293
	Youlchon Chemical Co. Ltd.	23,467	292
*,^ Wonik Holdings Co. Ltd.		41,748	291
^	Humax Co. Ltd.	22,327	291
*,^ COSON Co. Ltd.		20,313	290
^	Kolao Holdings	39,197	289
^	KISCO Corp.	7,971	284
^	CJ Freshway Corp.	7,092	283
*,^ WeMade Entertainment Co. Ltd.		13,083	281
	Sindoh Co. Ltd.	6,075	281
^	KONA I Co. Ltd.	17,486	279
*,^ Lumens Co. Ltd.		67,465	276
*,^ Agabang&Company		36,606	272
	Daishin Securities Co. Ltd. Preference Shares	38,355	263
*,^ Korea Line Corp.		15,081	262
^	Sung Kwang Bend Co. Ltd.	31,240	258
^	KH Vatec Co. Ltd.	23,374	257
*,^ Neowiz Games Corp.		20,012	251
*,^ 3S Korea Co. Ltd.		70,925	243
^	Huons Global Co. Ltd.	5,273	242
*,^ Insun ENT Co. Ltd.		48,264	241
^	Coreana Cosmetics Co. Ltd.	34,674	239
	Dae Han Flour Mills Co. Ltd.	1,507	238
^	Namhae Chemical Corp.	30,040	237
	SL Corp.	18,280	236
	Eusu Holdings Co. Ltd.	25,060	235
*,^ Duk San Neolux Co. Ltd.		8,321	226
	Hyundai Corp.	10,737	225
	SeAH Steel Corp.	3,441	215
*,^ Hanwha Investment & Securities Co. Ltd.		74,260	209
^	Samsung Pharmaceutical Co. Ltd.	33,394	207
	TK Corp.	26,637	207
^	Seoyon E-Hwa Co. Ltd.	17,568	204
	Sam Young Electronics Co. Ltd.	18,620	204
^	Kyobo Securities Co. Ltd.	21,470	200

^	GOLFZONYUWONHOLDINGS Co. Ltd.	26,491	199
^	SBS Media Holdings Co. Ltd.	69,400	189
*	Eugene Investment & Securities Co. Ltd.	72,832	187
*	Taewoong Co. Ltd.	9,801	186
	CJ Hellovision Co. Ltd.	21,027	173
^	Seoyon Co. Ltd.	17,030	168
^	DY Corp.	29,413	166
*,^ China Ocean Resources Co. Ltd.		131,675	157
*,^ KTB Investment & Securities Co. Ltd.		56,860	150
*,^ Duksan Hi-Metal Co. Ltd.		18,916	146
*	Dongbu Securities Co. Ltd.	38,937	134
	NEPES Corp.	16,272	123
	Hyundai C&F Inc.	7,385	118
*,^ Doosan Engine Co. Ltd.		28,930	117
	INTOPS Co. Ltd.	6,332	113
	Hitejinro Holdings Co. Ltd.	9,000	110
*,^ Iljin Display Co. Ltd.		25,264	102
	MegaStudy Co. Ltd.	2,940	89
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	85
	MegaStudyEdu Co. Ltd.	1,702	72
*,^ Taihan Electric Wire Co. Ltd.		15,732	31
*	Samsung Pharmaceutical Co. Ltd. Rights Exp. 8/23/2016	7,839	16
*	Zyle Daewoo Motor Sales Corp.	3,992	5
*	Tera Resource Co. Ltd.	42,004	2
*	SSCP Co. Ltd.	20,873	1
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
	SK Telecom Co. Ltd.	1	—
*	CNK International Co. Ltd.	35,374	—
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			150,104
Spain (1.6%)
	Merlin Properties Socimi SA	508,147	5,822
	Viscofan SA	72,377	3,872
2	Cellnex Telecom SAU	211,200	3,738
^	Bolsas y Mercados Espanoles SHMSF SA	119,118	3,579
	Ebro Foods SA	131,476	2,999
*	Inmobiliaria Colonial SA	361,113	2,857
*,^ Indra Sistemas SA		182,979	2,219
	Prosegur Cia de Seguridad SA	318,716	2,167
^	Melia Hotels International SA	175,905	2,087
	Grupo Catalana Occidente SA	71,126	1,998
	Applus Services SA	180,442	1,918
	Hispania Activos Inmobiliarios SOCIMI SA	139,483	1,867
	Almirall SA	98,561	1,583
	Faes Farma SA	394,176	1,556
	Vidrala SA	24,636	1,523
^	Tecnicas Reunidas SA	48,721	1,511
*	NH Hotel Group SA	327,277	1,490
	Cia de Distribucion Integral Logista Holdings SA	58,542	1,413
*,2 Euskaltel SA		143,552	1,288
	Axiare Patrimonio SOCIMI SA	89,348	1,219
	CIE Automotive SA	59,213	1,150
	Construcciones y Auxiliar de Ferrocarriles SA	3,134	1,142
^	Obrascon Huarte Lain SA	232,647	866
	Atresmedia Corp. de Medios de Comunicacion SA	81,994	859
^	Sacyr SA	446,671	786
*	Pharma Mar SA	274,045	704

	Ence Energia y Celulosa SA	210,430	532
	Papeles y Cartones de Europa SA	78,769	458
*	Promotora de Informaciones SA	70,829	420
*	Fomento de Construcciones y Contratas SA	42,695	351
*	Liberbank SA	425,913	326
*	Deoleo SA	365,132	82
*,^ Caja de Ahorros del Mediterraneo		42,306	—
*,^ Let's GOWEX SA		31,105	—
*	Pescanova SA	10,066	—
			54,382
Sweden (3.8%)
	Castellum AB	425,902	6,441
^	ICA Gruppen AB	150,594	5,039
^	Fingerprint Cards AB Class B	393,280	4,591
^	Elekta AB Class B	535,462	4,261
	BillerudKorsnas AB	237,655	4,131
*	Fastighets AB Balder Class B	147,510	4,032
	Fabege AB	212,247	3,789
	Hexpol AB	381,520	3,394
	Loomis AB Class B	111,713	3,223
	Indutrade AB	152,079	3,216
*,^ Swedish Orphan Biovitrum AB		244,901	3,128
	NCC AB Class B	128,159	3,091
*	Nibe Industrier AB Class B	357,328	3,069
	AAK AB	40,060	2,962
	Axfood AB	161,132	2,895
	Hufvudstaden AB Class A	168,507	2,814
	Wallenstam AB	317,820	2,772
2	Thule Group AB	156,492	2,511
	L E Lundbergforetagen AB Class B	40,980	2,466
	Holmen AB	71,558	2,423
*	NetEnt AB	277,740	2,350
	Wihlborgs Fastigheter AB	101,691	2,255
	Saab AB Class B	65,255	2,241
	Peab AB	268,342	2,157
	Modern Times Group MTG AB Class B	81,494	2,124
	JM AB	80,623	2,090
	Kungsleden AB	277,224	2,065
*	SSAB AB Class B	831,401	2,058
	Lifco AB Class B	67,370	2,044
*,2 Attendo AB		195,266	1,934
	Intrum Justitia AB	60,211	1,933
	Sweco AB Class B	104,407	1,914
*	Betsson AB	192,966	1,810
	Com Hem Holding AB	203,636	1,739
	Bilia AB	67,225	1,724
	AF AB	93,360	1,697
*,2 Dometic Group AB		237,557	1,666
	Hemfosa Fastigheter AB	148,858	1,596
	Avanza Bank Holding AB	42,886	1,534
*	Bonava AB	128,617	1,499
	Ratos AB	296,179	1,497
	Pandox AB	76,277	1,302
	Atrium Ljungberg AB	71,247	1,202
*,^ SSAB AB Class A		380,283	1,196
	Nobia AB	106,497	1,000
	Lindab International AB	98,577	920

	Concentric AB	72,923	891
2	Bravida Holding AB	130,860	868
	Bure Equity AB	84,020	862
	Haldex AB	65,826	809
*	Investment AB Oresund	47,754	742
	Klovern AB Preference Shares	20,360	731
	Klovern AB	544,442	697
	SAS AB Preference Shares	10,667	692
	Rezidor Hotel Group AB	155,323	646
	Clas Ohlson AB	35,320	589
^	Mekonomen AB	24,009	555
*	Collector AB	35,266	484
	SkiStar AB	30,187	476
*,^ SAS AB		228,628	449
	Fastighets AB Balder Preference Shares	9,484	373
	Nordnet AB	106,817	355
	Sagax AB Preference Shares	79,402	319
	Hemfosa Fastigheter AB Preference Shares	13,857	264
	Ratos AB Preference Shares	1,176	262
	NCC AB Class A	7,881	190
*	Bonava AB	7,881	91
	Axis Communications AB	296	12
			127,152
Switzerland (2.9%)
	Temenos Group AG	90,279	5,583
	Georg Fischer AG	6,426	5,238
*	Flughafen Zuerich AG	23,745	4,451
	Logitech International SA	220,231	4,396
^	BB Biotech AG	86,935	4,353
	dorma&kaba Holding AG	4,826	3,523
2	Sunrise Communications Group AG	53,435	3,452
	Cembra Money Bank AG	43,951	3,155
	Tecan Group AG	17,946	2,884
	ams AG	86,052	2,853
^	Panalpina Welttransport Holding AG	20,652	2,795
	Bucher Industries AG	10,110	2,511
	OC Oerlikon Corp. AG	257,473	2,410
	Forbo Holding AG	1,876	2,399
	Belimo Holding AG	755	2,394
	U-Blox AG	9,343	2,365
	Valiant Holding AG	24,323	2,319
	Mobimo Holding AG	9,480	2,282
	Emmi AG	3,488	2,248
	Allreal Holding AG	14,995	2,215
	Autoneum Holding AG	7,259	2,043
	SFS Group AG	23,279	1,776
	Gategroup Holding AG	32,124	1,714
	Schweiter Technologies AG	1,596	1,614
	Implenia AG	23,305	1,585
	Rieter Holding AG	6,938	1,462
	Burckhardt Compression Holding AG	4,849	1,452
	St. Galler Kantonalbank AG	3,198	1,315
	Huber & Suhner AG	22,459	1,307
	Valora Holding AG	4,485	1,296
	Kudelski SA	57,072	1,216
	VZ Holding AG	4,069	1,215
*,^ COSMO Pharmaceuticals NV		7,309	1,177

	Daetwyler Holding AG	8,716	1,169
*	AFG Arbonia-Forster Holding AG	70,098	1,106
	Ascom Holding AG	64,590	1,103
	Ypsomed Holding AG	4,975	987
	Vontobel Holding AG	21,333	984
^	Leonteq AG	14,411	934
	Conzzeta AG	1,312	869
	Siegfried Holding AG	3,608	759
*	Bell AG	1,790	706
*	Schmolz & Bickenbach AG	976,486	655
	APG SGA SA	1,489	633
	BKW AG	13,617	625
*	Zehnder Group AG	15,979	618
*,^ Meyer Burger Technology AG		140,114	585
*,^ Basilea Pharmaceutica AG		6,639	483
	EFG International AG	97,103	463
	Vetropack Holding AG	279	438
	Gategroup Holding AG	8,032	416
	Plazza AG	1,312	317
	Swissquote Group Holding SA	12,543	311
*,^ Alpiq Holding AG		3,697	279
	Bachem Holding AG	3,267	266
*	Orascom Development Holding AG	15,285	113
*	Petroplus Holdings AG	36,495	1
			97,818
Taiwan (5.9%)
	China Life Insurance Co. Ltd.	5,536,597	4,580
*	Chailease Holding Co. Ltd.	1,701,214	3,021
	WPG Holdings Ltd.	2,258,889	2,877
	Powertech Technology Inc.	1,120,662	2,852
	Micro-Star International Co. Ltd.	1,132,000	2,470
	Highwealth Construction Corp.	1,370,341	2,091
	Phison Electronics Corp.	245,962	2,041
*	Ruentex Development Co. Ltd.	1,625,142	1,950
	St. Shine Optical Co. Ltd.	78,419	1,899
	Hiwin Technologies Corp.	365,985	1,796
	Merida Industry Co. Ltd.	373,055	1,728
	Tripod Technology Corp.	841,327	1,723
	Yageo Corp.	998,218	1,702
	Ruentex Industries Ltd.	1,062,160	1,699
*	King Yuan Electronics Co. Ltd.	1,701,963	1,628
	Win Semiconductors Corp.	863,407	1,585
	Simplo Technology Co. Ltd.	446,053	1,576
	Kenda Rubber Industrial Co. Ltd.	984,325	1,574
*	Airtac International Group	209,229	1,568
	Standard Foods Corp.	624,557	1,553
	Poya International Co. Ltd.	122,085	1,507
	CTCI Corp.	1,061,667	1,498
	Hota Industrial Manufacturing Co. Ltd.	327,000	1,490
*	Chroma ATE Inc.	575,040	1,450
	Zhen Ding Technology Holding Ltd.	690,400	1,420
	Tong Yang Industry Co. Ltd.	786,919	1,416
	Tung Thih Electronic Co. Ltd.	103,000	1,398
*	LCY Chemical Corp.	1,141,255	1,392
	Makalot Industrial Co. Ltd.	263,660	1,364
	King Slide Works Co. Ltd.	109,675	1,333
	Land Mark Optoelectronics Corp.	82,000	1,311

* Winbond Electronics Corp.	4,307,000	1,297
PChome Online Inc.	113,974	1,282
Accton Technology Corp.	735,467	1,277
Chipbond Technology Corp.	908,852	1,243
eMemory Technology Inc.	122,000	1,228
* Taiwan Paiho Ltd.	389,183	1,197
TTY Biopharm Co. Ltd.	346,987	1,187
Waterland Financial Holdings Co. Ltd.	4,609,000	1,178
* Chin-Poon Industrial Co. Ltd.	525,072	1,153
Ennoconn Corp.	75,644	1,134
Taichung Commercial Bank Co. Ltd.	3,882,036	1,124
King's Town Bank Co. Ltd.	1,516,193	1,113
Grape King Bio Ltd.	165,000	1,107
Radiant Opto-Electronics Corp.	683,147	1,097
* Asia Pacific Telecom Co. Ltd.	3,117,000	1,081
Voltronic Power Technology Corp.	65,101	1,037
Gourmet Master Co. Ltd.	96,650	1,034
FLEXium Interconnect Inc.	387,059	1,034
Cub Elecparts Inc.	84,589	1,026
Silergy Corp.	79,000	1,022
Tong Hsing Electronic Industries Ltd.	272,056	1,011
Far Eastern Department Stores Ltd.	1,746,043	999
Everlight Electronics Co. Ltd.	613,725	999
Elite Material Co. Ltd.	438,519	997
Wistron NeWeb Corp.	372,571	996
Nan Kang Rubber Tire Co. Ltd.	1,095,107	970
Gigabyte Technology Co. Ltd.	747,271	949
TSRC Corp.	1,064,046	932
Kinsus Interconnect Technology Corp.	420,282	908
Walsin Technology Corp.	849,685	906
Compeq Manufacturing Co. Ltd.	1,716,471	900
Parade Technologies Ltd.	101,000	897
* E Ink Holdings Inc.	1,495,708	888
PharmaEngine Inc.	129,591	878
Depo Auto Parts Ind Co. Ltd.	254,313	849
* Tainan Spinning Co. Ltd.	1,873,674	847
* WT Microelectronics Co. Ltd.	619,642	846
* China Petrochemical Development Corp.	3,559,077	846
Sino-American Silicon Products Inc.	765,945	837
Primax Electronics Ltd.	603,000	828
AmTRAN Technology Co. Ltd.	1,189,692	827
Clevo Co.	899,944	814
Tung Ho Steel Enterprise Corp.	1,369,150	783
China Steel Chemical Corp.	235,853	776
* Mitac Holdings Corp.	887,000	770
Qisda Corp.	2,104,000	762
Coretronic Corp.	790,000	746
* Elan Microelectronics Corp.	617,350	733
* Kinpo Electronics	1,947,196	730
Shin Zu Shing Co. Ltd.	215,000	729
Grand Pacific Petrochemical	1,377,928	726
Yungtay Engineering Co. Ltd.	514,993	720
Cleanaway Co. Ltd.	132,000	719
Sercomm Corp.	329,000	713
Ginko International Co. Ltd.	68,200	705
Great Wall Enterprise Co. Ltd.	830,190	704
Jih Sun Financial Holdings Co. Ltd.	3,162,205	698

* Merry Electronics Co. Ltd.	242,910	694
* Pharmally International Holding Co. Ltd.	45,000	689
Taiwan Hon Chuan Enterprise Co. Ltd.	455,401	662
* Sanyang Motor Co. Ltd.	951,037	647
Sinbon Electronics Co. Ltd.	269,000	642
Lien Hwa Industrial Corp.	951,810	636
Yeong Guan Energy Technology Group Co. Ltd.	120,000	634
Huaku Development Co. Ltd.	379,499	634
Firich Enterprises Co. Ltd.	312,246	632
Mercuries Life Insurance Co. Ltd.	1,228,637	624
Formosa International Hotels Corp.	105,840	624
Elite Advanced Laser Corp.	156,960	624
Namchow Chemical Industrial Co. Ltd.	286,000	623
* Neo Solar Power Corp.	1,212,571	622
Shinkong Synthetic Fibers Corp.	2,306,416	619
Casetek Holdings Ltd.	153,000	618
Prince Housing & Development Corp.	1,853,183	616
* HannStar Display Corp.	3,625,810	614
China Synthetic Rubber Corp.	842,552	611
Taiwan Shin Kong Security Co. Ltd.	466,930	610
Flytech Technology Co. Ltd.	178,845	603
Greatek Electronics Inc.	487,000	598
ScinoPharm Taiwan Ltd.	428,561	598
* Motech Industries Inc.	573,311	598
* Bizlink Holding Inc.	96,000	591
General Interface Solution Holding Ltd.	225,000	590
* Tatung Co. Ltd.	3,452,320	580
Lung Yen Life Service Corp.	318,000	578
Basso Industry Corp.	180,000	562
China Bills Finance Corp.	1,468,800	559
TA Chen Stainless Pipe	1,052,192	554
* Chaun-Choung Technology Corp.	116,000	549
TXC Corp.	401,877	545
International Games System Co. Ltd.	71,213	544
Wisdom Marine Lines Co. Ltd.	511,000	540
* Center Laboratories Inc.	247,200	538
* Microbio Co. Ltd.	652,562	534
Hu Lane Associate Inc.	119,000	533
Goldsun Building Materials Co. Ltd.	2,090,591	533
* Li Cheng Enterprise Co. Ltd.	106,000	533
Sporton International Inc.	94,799	532
ITEQ Corp.	488,261	520
Farglory Land Development Co. Ltd.	480,854	518
Topco Scientific Co. Ltd.	219,003	516
San Shing Fastech Corp.	271,824	515
Gigasolar Materials Corp.	35,600	513
USI Corp.	1,245,518	504
* Ritek Corp.	4,038,000	503
Visual Photonics Epitaxy Co. Ltd.	399,941	502
Chong Hong Construction Co. Ltd.	272,493	494
* Orient Semiconductor Electronics Ltd.	1,109,000	489
Cheng Loong Corp.	1,386,920	487
United Integrated Services Co. Ltd.	319,000	477
Sitronix Technology Corp.	143,282	476
Aten International Co. Ltd.	183,260	471
AcBel Polytech Inc.	569,000	471
* Taiwan FamilyMart Co. Ltd.	71,000	471

* Taigen Biopharmaceuticals Holdings Ltd.	477,723	469
* Chlitina Holding Ltd.	79,750	463
A-DATA Technology Co. Ltd.	327,915	462
YungShin Global Holding Corp.	315,647	461
Wowprime Corp.	100,761	448
Xxentria Technology Materials Corp.	185,776	445
Yieh Phui Enterprise Co. Ltd.	1,704,355	445
Universal Cement Corp.	652,878	438
* Posiflex Technology Inc.	81,765	435
Taiwan Acceptance Corp.	195,000	434
Test Rite International Co. Ltd.	702,725	433
Ardentec Corp.	658,267	432
Long Chen Paper Co. Ltd.	863,655	429
Ambassador Hotel	521,519	427
Pihsiang Machinery Manufacturing Co. Ltd.	187,000	426
Taiwan TEA Corp.	856,293	426
* TWi Pharmaceuticals Inc.	106,000	424
China Metal Products	411,515	424
Pixart Imaging Inc.	180,920	422
* China Man-Made Fiber Corp.	1,704,778	416
* Wei Chuan Foods Corp.	659,835	415
Lealea Enterprise Co. Ltd.	1,557,848	414
* Medigen Biotechnology Corp.	161,680	411
Adlink Technology Inc.	200,254	409
Masterlink Securities Corp.	1,424,177	409
Getac Technology Corp.	539,000	406
Advanced Ceramic X Corp.	73,000	401
IEI Integration Corp.	313,623	401
* Taiwan Styrene Monomer	756,579	401
Senao International Co. Ltd.	224,000	400
* CMC Magnetics Corp.	3,249,369	400
Taiwan Cogeneration Corp.	527,903	399
* Gintech Energy Corp.	537,354	396
Systex Corp.	240,000	394
Lextar Electronics Corp.	770,000	394
* Continental Holdings Corp.	1,167,600	393
Nan Liu Enterprise Co. Ltd.	79,000	389
Globalwafers Co. Ltd.	187,000	383
Wah Lee Industrial Corp.	254,883	382
Sinyi Realty Inc.	426,824	382
Test Research Inc.	288,371	382
* CyberTAN Technology Inc.	586,571	380
Darwin Precisions Corp.	873,000	379
Asia Vital Components Co. Ltd.	470,337	379
Everlight Chemical Industrial Corp.	590,649	379
* Sampo Corp.	748,311	379
* Shining Building Business Co. Ltd.	1,101,463	375
* Green Seal Holding Ltd.	81,000	374
BES Engineering Corp.	2,185,468	373
D-Link Corp.	973,406	373
YC INOX Co. Ltd.	495,174	372
FocalTech Systems Co. Ltd.	405,398	370
Taiwan Semiconductor Co. Ltd.	304,000	368
Advanced Wireless Semiconductor Co.	197,000	368
Holtek Semiconductor Inc.	219,279	365
Taiwan Surface Mounting Technology Corp.	429,530	364
Soft-World International Corp.	160,520	363

Sigurd Microelectronics Corp.	501,000	362
* XPEC Entertainment Inc.	111,761	361
Hung Sheng Construction Ltd.	692,100	358
Swancor Ind Co. Ltd.	95,000	353
* Long Bon International Co. Ltd.	706,000	353
MIN AIK Technology Co. Ltd.	274,987	353
Syncmold Enterprise Corp.	215,000	351
Zeng Hsing Industrial Co. Ltd.	76,000	349
Faraday Technology Corp.	297,000	349
* Gigastorage Corp.	481,800	348
Toung Loong Textile Manufacturing	125,000	347
* Zinwell Corp.	273,099	344
* China General Plastics Corp.	659,147	340
Formosan Rubber Group Inc.	697,888	335
Kinik Co.	194,000	333
Radium Life Tech Co. Ltd.	1,049,265	333
Mercuries & Associates Holding Ltd.	547,005	329
Taiwan Land Development Corp.	987,129	328
Taiwan PCB Techvest Co. Ltd.	354,102	328
* Asia Polymer Corp.	567,525	320
Evergreen International Storage & Transport Corp.	767,502	317
Sunplus Technology Co. Ltd.	787,000	316
OptoTech Corp.	784,000	309
Alpha Networks Inc.	477,827	306
Holy Stone Enterprise Co. Ltd.	273,670	302
Elite Semiconductor Memory Technology Inc.	324,000	299
Rechi Precision Co. Ltd.	345,668	298
* Ho Tung Chemical Corp.	1,270,356	297
Huang Hsiang Construction Corp.	272,051	295
UPC Technology Corp.	1,025,510	293
Brogent Technologies Inc.	40,606	292
* Federal Corp.	653,437	290
Global Unichip Corp.	119,649	288
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	288
WUS Printed Circuit Co. Ltd.	400,000	287
Solartech Energy Corp.	525,414	287
Rich Development Co. Ltd.	1,031,000	283
Pan-International Industrial Corp.	578,595	282
* Asia Optical Co. Inc.	325,000	281
Dynapack International Technology Corp.	201,299	280
* Li Peng Enterprise Co. Ltd.	1,120,915	277
Pan Jit International Inc.	552,000	277
* Lotus Pharmaceutical Co. Ltd.	139,000	275
CSBC Corp. Taiwan	591,808	273
Hung Poo Real Estate Development Corp.	325,195	273
Lite-On Semiconductor Corp.	401,977	271
Tong-Tai Machine & Tool Co. Ltd.	358,429	270
Career Technology MFG. Co. Ltd.	477,126	270
Kuoyang Construction Co. Ltd.	710,648	264
* Green Energy Technology Inc.	442,746	262
KEE TAI Properties Co. Ltd.	647,740	260
TYC Brother Industrial Co. Ltd.	272,710	258
Gloria Material Technology Corp.	508,023	257
Chung-Hsin Electric & Machinery Manufacturing Corp.	443,625	257
Lotes Co. Ltd.	97,000	254
Gemtek Technology Corp.	451,115	253
Taiflex Scientific Co. Ltd.	228,034	251

* E-Ton Solar Tech Co. Ltd.	694,603	251
* Vivotek Inc.	83,693	251
Unitech Printed Circuit Board Corp.	803,738	250
* ALI Corp.	445,358	249
Taiwan Fire & Marine Insurance Co. Ltd.	409,840	248
Nien Hsing Textile Co. Ltd.	330,083	248
Topkey Corp.	78,000	248
Kindom Construction Corp.	461,000	248
* Sincere Navigation Corp.	390,000	241
Bank of Kaohsiung Co. Ltd.	839,820	241
Taiyen Biotech Co. Ltd.	244,877	236
Johnson Health Tech Co. Ltd.	159,283	234
Sonix Technology Co. Ltd.	208,000	230
Kuo Toong International Co. Ltd.	314,817	229
Etron Technology Inc.	531,947	221
Chimei Materials Technology Corp.	455,000	221
L&K Engineering Co. Ltd.	271,000	217
* Taiwan Liposome Co. Ltd.	51,000	215
Unizyx Holding Corp.	427,000	214
Weltrend Semiconductor	304,200	211
* Gold Circuit Electronics Ltd.	586,280	209
* Ichia Technologies Inc.	446,000	209
* Tyntek Corp.	448,250	201
Elitegroup Computer Systems Co. Ltd.	376,647	194
Jess-Link Products Co. Ltd.	226,800	194
* Genius Electronic Optical Co. Ltd.	106,732	193
Altek Corp.	267,250	193
Jentech Precision Industrial Co. Ltd.	124,698	188
Unity Opto Technology Co. Ltd.	338,000	186
King's Town Construction Co. Ltd.	311,826	185
China Chemical & Pharmaceutical Co. Ltd.	313,000	179
CHC Healthcare Group	114,727	178
Infortrend Technology Inc.	334,885	171
ITE Technology Inc.	182,418	170
* Wafer Works Corp.	549,710	169
Chung Hwa Pulp Corp.	586,135	168
* Solar Applied Materials Technology Co.	609,201	167
Microlife Corp.	66,500	167
Chun Yuan Steel	516,676	166
GeoVision Inc.	83,906	166
* Silicon Integrated Systems Corp.	782,592	165
* China Electric Manufacturing Corp.	667,000	165
Global Mixed Mode Technology Inc.	80,199	164
* Concord Securities Co. Ltd.	755,324	163
Darfon Electronics Corp.	287,000	162
Ability Enterprise Co. Ltd.	282,099	155
Quanta Storage Inc.	190,000	149
* G Tech Optoelectronics Corp.	378,000	148
Chia Hsin Cement Corp.	524,352	147
FSP Technology Inc.	181,428	140
Globe Union Industrial Corp.	310,675	136
Cyberlink Corp.	61,076	135
Hsin Kuang Steel Co. Ltd.	260,569	132
* Champion Building Materials Co. Ltd.	625,000	130
* AGV Products Corp.	495,000	127
Lingsen Precision Industries Ltd.	398,000	125
* Phihong Technology Co. Ltd.	308,618	108

*	HannsTouch Solution Inc.	523,731	108
*	Dynamic Electronics Co. Ltd.	366,468	106
	Taiwan Mask Corp.	377,650	102
	ENG Electric Co. Ltd.	196,004	102
	ACES Electronic Co. Ltd.	120,000	95
*	Ta Ya Electric Wire & Cable	650,440	95
*	Chung Hung Steel Corp.	527,107	94
	Sunrex Technology Corp.	158,792	85
*	Global Brands Manufacture Ltd.	295,045	79
*	Chinese Maritime Transport Ltd.	109,000	78
	Sheng Yu Steel Co. Ltd.	111,000	77
	Tsann Kuen Enterprise Co. Ltd.	91,295	75
*	Eastern Media International Corp.	406,072	73
	Shih Wei Navigation Co. Ltd.	205,784	64
*	LES Enphants Co. Ltd.	145,059	62
	Advanced International Multitech Co. Ltd.	90,000	58
	Young Optics Inc.	58,000	56
*	Genesis Photonics Inc.	312,308	51
			196,289
Thailand (1.3%)
*	Digital Telecommunications Infrastructure Fund	4,391,800	1,930
*	BTS Rail Mass Transit Growth Infrastructure Fund	4,684,076	1,667
*	Siam Global House PCL	3,251,649	1,452
*	Robinson Department Store PCL	759,600	1,441
*	Jasmine Broadband Internet Infrastructure Fund	4,116,200	1,407
*	Bangkok Expressway & Metro PCL	5,649,682	1,364
	Group Lease PCL	1,051,500	1,300
*	KCE Electronics PCL	446,100	1,245
*	PTG Energy PCL	1,293,400	1,043
*	Superblock PCL	18,948,700	1,005
*	Srisawad Power 1979 PCL	701,507	777
*	Major Cineplex Group PCL	779,444	769
*	Bangkok Airways Co. Ltd.	1,163,200	759
*	Chularat Hospital PCL	8,350,860	759
*	CH Karnchang PCL	777,100	755
*	Krungthai Card PCL	204,500	722
*	Thanachart Capital PCL	605,920	709
*	Tipco Asphalt PCL	916,700	699
*	Bangkok Chain Hospital PCL	1,726,548	650
*	Carabao Group PCL	360,900	643
*	Muangthai Leasing PCL	1,180,500	642
*	Bangkok Land PCL	14,648,600	640
*	Thai Vegetable Oil PCL	728,100	638
^	Central Plaza Hotel PCL	526,790	626
	Bangkok Expressway & Metro PCL	2,581,033	623
*	Gunkul Engineering PCL	3,868,560	612
*,2 Star Petroleum Refining PCL		2,279,000	606
*	Hana Microelectronics PCL	721,236	602
^	VGI Global Media PCL NVDR	3,253,600	590
	Kiatnakin Bank PCL	389,200	588
	Bangkok Expressway & Metro PCL	2,412,253	582
	Sino-Thai Engineering & Construction PCL	759,099	569
*	Tisco Financial Group PCL	362,950	564
*	Pruksa Real Estate PCL	639,890	505
*	TPI Polene PCL	7,453,800	489
*	Thaicom PCL	769,240	489
*	CK Power PCL	5,461,800	484

*	SPCG PCL	745,600	476
*	Dynasty Ceramic PCL	3,808,000	472
*	U City PCL	397,043,575	456
	momo.com Inc.	66,000	451
*	Univentures PCL	2,482,288	435
*	Unique Engineering & Construction PCL	811,800	420
*	Bangchak Petroleum PCL	431,000	416
	TTW PCL	1,201,300	397
^	Sino-Thai Engineering & Construction PCL	526,400	394
^	Thoresen Thai Agencies PCL	1,399,625	371
^	Central Plaza Hotel PCL	289,900	344
	VGI Global Media PCL (Foreign)	1,865,788	338
*	Supalai PCL	468,800	336
*,^ WHA Corp. PCL		3,527,247	319
*	Esso Thailand PCL	1,741,000	296
^	Supalai PCL	413,100	296
	Jasmine International PCL	1,800,188	295
	Pruksa Real Estate PCL	361,400	285
*	TICON Industrial Connection PCL	622,700	284
*	Sansiri PCL (Local)	5,274,300	274
	Tisco Financial Group PCL (Foreign)	172,150	269
*	Sri Trang Agro-Industry PCL	740,900	262
*,^ Italian-Thai Development PCL		1,360,202	261
*	LPN Development PCL	685,211	258
	Hana Microelectronics PCL (Foreign)	307,510	257
*	Quality Houses PCL	3,199,233	254
	Thanachart Capital PCL	216,600	254
*	Samart Corp. PCL	548,021	251
*	Amata Corp. PCL	645,400	247
*	GFPT PCL	671,200	234
*	Thai Reinsurance PCL	3,398,450	232
	Inter Far East Energy Corp.	1,290,500	232
*	Thoresen Thai Agencies PCL	790,544	210
*	WHA Corp. PCL	2,187,000	198
	Asian Property Development PCL (Foreign)	861,256	183
	Quality Houses PCL	2,133,757	169
*	Kiatnakin Bank PCL	104,200	157
^	Samart Corp. PCL	341,500	156
	TTW PCL	419,400	138
*	Cal-Comp Electronics Thailand PCL	1,718,516	136
*	Italian-Thai Development PCL	676,308	130
	Maybank Kim Eng Securities Thailand PCL	197,500	129
	TTW PCL	361,600	119
	AP Thailand PCL	532,800	113
*,^ Italian-Thai Development PCL		581,300	111
*,^ Precious Shipping PCL		403,800	74
	Sansiri PCL (Foreign)	1,403,050	73
*	Precious Shipping PCL	309,900	57
	Bangkok Chain Hospital PCL	144,425	54
*	VGI Global Media PCL	104,424	19
*	Sino-Thai Engineering & Construction PCL	24,716	19
*	CK Power PCL Foreign Line Warrants Exp. 5/28/2020	1,015,920	17
*	VGI Global Media PCL Foreign Warrants	448,000	12
*	WHA Corp. PCL Warrants Exp. 12/31/2019	56,618	11
*	Group Lease PCL Warrants	111,522	10
*	VGI Global Media PCL NVDR Warrants	342,800	9
*	G J Steel PCL Warrants Exp. 01/30/2020	1,627,035	1

* Sansiri PLC Warrants Exp. 7/29/2017	1,403,050	—
* BTS Group Holdings PCL Warrants Exp 10/16/2018	976,408	—
* Italian-Thai Development PCL (Foreign) Warrants Exp. 5/13/2019	272,040	—
* Thoresen Thai Agencies PCL Warrants Exp. 2/28/2019	166,980	—
* Italian-Thai Development PCL Warrants Exp. 5/13/2019	135,261	—
* Samart Corp. PCL Warrants Exp. 2/11/2018	106,504	—
* Precious Shipping PCL Warrants	23,790	—
* Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	22,387	—
		43,616
Turkey (0.3%)
Soda Sanayii AS	463,770	635
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	1,052,068	469
Dogus Otomotiv Servis ve Ticaret AS	132,417	463
Cimsa Cimento Sanayi VE Ticaret AS	88,593	445
Tekfen Holding AS	155,970	385
Otokar Otomotiv Ve Savunma Sanayi A.S.	10,532	365
* Vestel Elektronik Sanayi ve Ticaret AS	166,747	356
Trakya Cam Sanayii AS	398,319	327
* Asya Katilim Bankasi AS	975,452	284
* Dogan Sirketler Grubu Holding AS	1,280,370	271
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	239,419	264
Is Gayrimenkul Yatirim Ortakligi AS	473,642	262
* Aksa Enerji Uretim AS Class B	339,001	255
Gubre Fabrikalari TAS	134,487	245
Aksa Akrilik Kimya Sanayii AS	91,802	240
AvivaSA Emeklilik ve Hayat AS	36,150	228
Konya Cimento Sanayii AS	2,404	214
* Sekerbank TAS	503,167	206
Tat Gida Sanayi AS	118,222	204
* NET Holding AS	192,000	191
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	367,602	181
Anadolu Hayat Emeklilik AS	97,834	164
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	6,728	152
Torunlar Gayrimenkul Yatirim Ortakligi AS	97,105	150
* Anadolu Cam Sanayii AS	210,651	148
* Bagfas Bandirma Gubre Fabrikalari AS	38,973	148
* Zorlu Enerji Elektrik Uretim AS	271,213	146
Adana Cimento Sanayii TAS Class A	71,478	144
Albaraka Turk Katilim Bankasi AS	349,642	143
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	57,254	138
EGE Endustri VE Ticaret AS	1,718	138
* Afyon Cimento Sanayi TAS	70,729	130
* Aksigorta AS	175,747	118
Bizim Toptan Satis Magazalari AS	24,664	118
* Koza Anadolu Metal Madencilik Isletmeleri AS	323,522	94
* Vakif Gayrimenkul Yatirim Ortakligi AS	107,576	79
* Ihlas Holding AS	631,611	78
* Akenerji Elektrik Uretim AS	223,987	68
Alarko Holding AS	44,146	48
Turcas Petrol AS	88,897	41
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	140,292	38
		8,773
United Arab Emirates (0.1%)
Amanat Holdings PJSC	2,327,877	507
* Eshraq Properties Co. PJSC	1,862,512	381
RAK Properties PJSC	2,140,955	351

National Central Cooling Co. PJSC	651,746	267
* Drake & Scull International PJSC	1,703,841	250
Aramex PJSC	63,513	69
		1,825
United Kingdom (11.6%)
Mediclinic International plc	615,485	8,738
IG Group Holdings plc	561,484	6,577
Hiscox Ltd.	440,996	6,180
Spirax-Sarco Engineering plc	114,693	6,042
RPC Group plc	494,399	5,642
* UBM plc	611,134	5,424
Shaftesbury plc	435,226	5,375
* BTG plc	589,800	5,207
Greene King plc	481,442	5,173
BBA Aviation plc	1,619,258	5,098
Great Portland Estates plc	533,726	4,825
Berendsen plc	270,874	4,575
Spectris plc	181,993	4,519
* Beazley plc	806,870	4,227
Phoenix Group Holdings	382,276	4,055
Regus plc	998,110	4,033
Indivior plc	1,010,018	3,962
Rotork plc	1,349,411	3,881
Intermediate Capital Group plc	510,147	3,865
Close Brothers Group plc	227,302	3,791
Man Group plc	2,440,130	3,743
Playtech plc	322,096	3,710
Centamin plc	1,679,594	3,693
* Tullow Oil plc	1,396,638	3,678
GVC Holdings plc	440,367	3,676
Jupiter Fund Management plc	657,126	3,675
Amec Foster Wheeler plc	603,789	3,574
WH Smith plc	176,487	3,573
Hays plc	2,180,354	3,430
Moneysupermarket.com Group plc	852,487	3,368
* Domino's Pizza Group plc	634,472	3,332
Britvic plc	393,485	3,257
* Balfour Beatty plc	1,060,483	3,111
AA plc	943,963	3,091
SSP Group plc	723,204	3,066
UDG Healthcare plc	388,886	2,993
National Express Group plc	659,261	2,945
HomeServe plc	396,875	2,937
WS Atkins plc	156,095	2,889
Ladbrokes plc	1,574,402	2,889
Greencore Group plc	664,943	2,882
UNITE Group plc	341,981	2,866
QinetiQ Group plc	941,090	2,795
Drax Group plc	617,468	2,793
* Serco Group plc	1,724,880	2,732
Dignity plc	75,971	2,715
Essentra plc	403,256	2,587
Grafton Group plc	349,089	2,578
Electrocomponents plc	663,401	2,573
Home Retail Group plc	1,246,488	2,543
Ultra Electronics Holdings plc	110,245	2,495
* Firstgroup plc	1,877,881	2,490

	AVEVA Group plc	98,045	2,456
	Lancashire Holdings Ltd.	306,032	2,436
	Cineworld Group plc	311,591	2,421
	Victrex plc	123,225	2,407
	Kennedy Wilson Europe Real Estate plc	181,527	2,388
	Carillion plc	672,249	2,376
	Dechra Pharmaceuticals plc	134,044	2,360
	Tritax Big Box REIT plc	1,296,094	2,338
	Bodycote plc	298,315	2,308
	Bovis Homes Group plc	209,766	2,272
	Genus plc	92,213	2,222
*,^ Ocado Group plc		624,374	2,204
	Pagegroup plc	486,890	2,179
*	Vectura Group plc	1,095,542	2,161
	Greggs plc	156,926	2,146
	Crest Nicholson Holdings plc	379,295	2,146
	Big Yellow Group plc	226,315	2,122
	Elementis plc	713,567	2,087
	PZ Cussons plc	461,614	2,075
*	Cairn Energy plc	871,246	2,064
	Vesuvius plc	423,151	2,057
	Kier Group plc	143,678	2,040
*	Thomas Cook Group plc	2,358,308	2,028
	Synthomer plc	413,400	2,000
	Diploma plc	174,438	1,966
	Assura plc	2,522,922	1,963
2	Spire Healthcare Group plc	444,723	1,902
	JD Sports Fashion plc	114,003	1,896
	Grainger plc	658,631	1,893
	LondonMetric Property plc	884,384	1,893
	Fidessa Group plc	58,274	1,882
	Renishaw plc	54,396	1,875
	Savills plc	201,309	1,862
	Mitie Group plc	562,344	1,854
	BGEO Group plc	51,114	1,850
	Pets at Home Group plc	562,867	1,814
*	SVG Capital plc	245,051	1,788
*	Evraz plc	773,032	1,751
	Dairy Crest Group plc	218,685	1,746
	Stagecoach Group plc	650,153	1,743
	Senior plc	641,658	1,739
	Paragon Group of Cos. plc	476,763	1,721
	Dunelm Group plc	152,707	1,716
	Marston's plc	902,836	1,697
	Workspace Group plc	181,765	1,697
	Acacia Mining plc	229,062	1,694
2	John Laing Group plc	565,969	1,684
	Galliford Try plc	127,324	1,653
	Entertainment One Ltd.	630,945	1,648
	SuperGroup plc	77,624	1,631
	Go-Ahead Group plc	66,541	1,607
	Laird plc	408,182	1,583
	Safestore Holdings plc	319,412	1,566
	Tullett Prebon plc	351,460	1,549
^	Hansteen Holdings plc	1,091,317	1,544
	Morgan Advanced Materials plc	420,888	1,523
^	J D Wetherspoon plc	132,486	1,492

	Card Factory plc	368,497	1,490
	NMC Health plc	101,765	1,490
	Redrow plc	330,833	1,479
	Keller Group plc	109,758	1,478
	Brewin Dolphin Holdings plc	432,568	1,447
	Restaurant Group plc	308,294	1,445
*,2 Wizz Air Holdings plc		69,114	1,417
	Debenhams plc	1,908,310	1,416
	Premier Farnell plc	550,259	1,416
2	Zoopla Property Group plc	360,999	1,403
	Halfords Group plc	300,875	1,401
	esure Group plc	393,410	1,361
	F&C Commercial Property Trust Ltd.	797,041	1,307
	Lonmin plc	410,803	1,294
	Ted Baker plc	41,500	1,293
	International Personal Finance plc	362,250	1,286
	Telecom Plus plc	90,719	1,250
	Virgin Money Holdings UK plc	355,955	1,241
	De La Rue plc	148,377	1,238
^	Vedanta Resources plc	161,921	1,231
	Mitchells & Butlers plc	368,890	1,228
	SIG plc	856,514	1,195
	Petra Diamonds Ltd.	751,923	1,190
	Computacenter plc	109,956	1,189
*	Hochschild Mining plc	329,057	1,169
	KCOM Group plc	801,902	1,166
	Spirent Communications plc	974,000	1,164
^	Hunting plc	214,571	1,162
2	Sophos Group plc	342,767	1,127
	Stobart Group Ltd.	481,527	1,089
	Northgate plc	210,093	1,062
	Redefine International PLC	1,843,726	1,056
*	Imagination Technologies Group plc	388,998	1,047
	JRP Group plc	732,064	1,027
	St. Modwen Properties plc	266,598	995
2	McCarthy & Stone plc	438,979	991
	Devro plc	262,175	981
	UK Commercial Property Trust Ltd.	941,318	978
2	Hastings Group Holdings Ltd.	384,927	968
*	Enterprise Inns plc	812,396	950
	Polypipe Group plc	296,037	933
*	Ophir Energy plc	1,030,155	926
	Poundland Group plc	288,433	866
	Interserve plc	217,269	848
	Shanks Group plc	607,621	846
*,^ Allied Minds plc		171,204	843
	Picton Property Income Ltd.	917,705	834
	Chesnara plc	200,822	832
	RPS Group plc	325,848	813
	Oxford Instruments plc	85,650	811
*	KAZ Minerals plc	389,509	810
	ITE Group plc	375,794	810
	Xaar plc	120,311	791
*	Premier Oil plc	925,701	784
	Chemring Group plc	427,398	776
	Countrywide plc	231,659	761
	Lookers plc	485,683	684

	Soco International plc			328,550	657
*	Premier Foods plc			982,783	656
	888 Holdings plc			218,313	651
	Fenner plc			302,424	645
	Helical plc			157,889	593
2	Ibstock plc			287,500	578
	Daejan Holdings plc			7,752	577
^	Foxtons Group plc			395,847	576
	Schroder REIT Ltd.			775,658	565
	*,2 CMC Markets plc			147,357	542
	N Brown Group plc			230,635	531
*	Aldermore Group plc			276,785	508
	*,^ AO World plc			257,837	501
	Cape plc			176,312	434
	*,2 Shawbrook Group plc			172,282	429
	Speedy Hire plc			908,528	414
*	Mothercare plc			224,502	407
*	Genel Energy plc			306,040	395
	OneSavings Bank plc			141,838	385
*	Nostrum Oil & Gas plc			93,826	370
*	Lamprell plc			396,261	366
	*,^ Afren plc			1,404,272	33
					384,481
	Total Common Stocks (Cost $3,356,576)				3,293,602
		Coupon		Shares
	Temporary Cash Investments (9.0%)1
	Money Market Fund (8.9%)
	3,4 Vanguard Market Liquidity Fund	0.561%		296,172,000	296,172

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	5,6 Federal Home Loan Bank Discount Notes	0.425%	9/7/16	1,300	1,300
	5,6 Federal Home Loan Bank Discount Notes	0.395%–0.582%	9/9/16	1,600	1,599
	5,6 Federal Home Loan Bank Discount Notes	0.400%	9/16/16	500	500
					3,399
Total Temporary Cash Investments (Cost $299,571)					299,571
	Total Investments (108.0%) (Cost $3,656,147)				3,593,173
	Other Assets and Liabilities-Net (-8.0%)				(266,752)
	Net Assets (100%)				3,326,421

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $267,380,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 8.0%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $65,777,000, representing 2.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $284,546,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6	Securities with a value of $2,699,000 have been segregated as initial margin for open futures contracts.

CP—Commercial Paper.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	546,589	1	664
Common Stocks—Other	198	2,739,778	6,372
Temporary Cash Investments	296,172	3,399	—
Futures Contracts—Assets[1]	235	—	—

FTSE All-World ex-US Small-Cap Index Fund

Forward Currency Contracts—Assets	—	323	—
Forward Currency Contracts—Liabilities	—	(65)	—
Total	843,194	2,743,436	7,036
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short )	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value Long	(Depreciation)

FTSE All-World ex-US Small-Cap Index Fund

			(Short)
MSCI Emerging Markets Index	September 2016	200	8,815	510
E-mini Russell 2000 Index	September 2016	67	8,154	292
Dow Jones EURO STOXX 50	September 2016	244	8,139	429
Topix Index	September 2016	47	6,093	(29)
				1,202

Unrealized appreciation (depreciation) on open MSCI Emerging Markets Index, E-mini Russell 2000 Index, and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At July 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/21/16	EUR	8,007	USD	9,029	(57)
Citibank, N.A.	9/13/16	JPY	680,822	USD	6,365	318
Goldman Sachs International	9/21/16	USD	1,124	EUR	1,011	(8)
BNP Paribas	9/13/16	USD	487	JPY	49,100	5
						258
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

After July 31, 2016, the counterparty posted additional collateral of $295,000 in connection with open forward currency contracts as of July 31, 2016.

E. At July 31, 2016, the cost of investment securities for tax purposes was $3,674,837,000. Net unrealized depreciation of investment securities for tax purposes was $81,664,000, consisting of unrealized gains of $469,617,000 on securities that had risen in value since their purchase and $551,281,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Australia (11.0%)
Scentre Group	23,607,202	95,149
Westfield Corp.	8,466,635	68,827
Stockland	10,542,905	40,460
Goodman Group	6,987,937	40,079
Vicinity Centres	14,489,402	38,182
GPT Group	7,959,545	33,948
Dexus Property Group	4,259,240	31,632
Mirvac Group	16,201,108	27,103
LendLease Group	2,352,730	24,013
Investa Office Fund	2,708,574	9,434
BWP Trust	2,170,069	6,311
Charter Hall Group	1,463,496	6,217
Shopping Centres Australasia Property Group	3,216,409	5,846
Charter Hall Retail REIT	1,470,709	5,372
Cromwell Property Group	5,608,042	4,706
Aveo Group	1,751,770	4,659
Abacus Property Group	1,206,349	2,907
Gateway Lifestyle	1,236,176	2,698
^ ALE Property Group	770,275	2,546
National Storage REIT	1,943,340	2,413
^ Growthpoint Properties Australia Ltd.	795,932	1,997
Folkestone Education Trust	888,779	1,891
GDI Property Group	2,419,945	1,814
Arena REIT	939,804	1,636
Ingenia Communities Group	660,646	1,447
Hotel Property Investments	609,565	1,435
Astro Japan Property Group	237,527	1,253
Peet Ltd.	1,642,282	1,193
Galileo Japan Trust	450,684	850
Cedar Woods Properties Ltd.	239,025	840
Villa World Ltd.	456,334	826
360 Capital Group Ltd.	1,053,638	730
Industria REIT	411,266	702
Sunland Group Ltd.	578,453	635
Aspen Group	567,358	535
360 Capital Office Fund	273,972	474
		470,760
Austria (0.7%)
* IMMOFINANZ AG	3,854,711	8,392
BUWOG AG	279,717	6,784
CA Immobilien Anlagen AG	318,871	5,993
Conwert Immobilien Invest SE	313,716	5,161
Atrium European Real Estate Ltd.	753,642	3,320
S IMMO AG	235,725	2,280
		31,930
Belgium (0.8%)
Cofinimmo SA	89,296	11,158
Warehouses De Pauw CVA	61,102	6,300

	Befimmo SA	90,678	6,163
*	Aedifica SA	61,478	4,876
	Retail Estates NV	23,165	2,109
	Wereldhave Belgium NV	8,750	1,087
	Intervest Offices & Warehouses NV	34,177	973
*	Xior Student Housing NV	13,374	552
			33,218
Brazil (0.6%)
*	BR Malls Participacoes SA	2,626,614	11,390
	Multiplan Empreendimentos Imobiliarios SA	350,250	6,824
	Iguatemi Empresa de Shopping Centers SA	355,386	3,347
	BR Properties SA	628,553	1,749
	Aliansce Shopping Centers SA	294,705	1,317
	Sao Carlos Empreendimentos e Participacoes SA	108,250	891
	Sonae Sierra Brasil SA	95,683	596
*	JHSF Participacoes SA	631,693	358
			26,472
Canada (2.6%)
^	RioCan REIT	699,151	15,518
^	H&R REIT	608,191	10,830
	First Capital Realty Inc.	519,080	9,220
	Smart REIT	276,057	8,142
^	Canadian Apartment Properties REIT	279,652	6,993
	Canadian REIT	158,647	6,081
	Allied Properties REIT	166,722	5,059
	Cominar REIT	364,153	4,987
^	Boardwalk REIT	99,439	4,272
	Dream Office REIT	232,593	3,370
^	Artis REIT	321,318	3,359
	Granite REIT	101,828	3,170
	Morguard Corp.	23,957	3,135
	Milestone Apartments REIT	151,006	2,421
	Crombie REIT	188,663	2,279
^	Choice Properties REIT	190,964	2,106
	Pure Industrial Real Estate Trust	468,457	1,959
	Dream Global REIT	246,552	1,717
^	InnVest REIT	308,653	1,662
	Northview Apartment REIT	95,402	1,650
^	CT REIT	138,822	1,616
	Morguard REIT	131,125	1,577
^,* DREAM Unlimited Corp. Class A		225,163	1,466
^	Brookfield Canada Office Properties	65,058	1,427
^	Killam Apartment REIT	137,439	1,376
^	NorthWest Healthcare Properties REIT	144,639	1,131
^	InterRent REIT	150,116	955
	Melcor Developments Ltd.	76,878	848
	Dream Industrial REIT	118,038	798
	Plaza Retail REIT	200,896	779
	Slate Retail REIT	66,202	712
^,* Mainstreet Equity Corp.		26,270	689
	Morguard North American Residential REIT	60,242	609
	OneREIT	164,483	486
			112,399

Chile (0.1%)
	Parque Arauco SA	2,662,351	5,862

China (7.6%)
	China Overseas Land & Investment Ltd.	19,253,710	63,510
	China Resources Land Ltd.	11,984,446	29,893
2	Dalian Wanda Commercial Properties Co. Ltd.	2,871,198	18,242
	Country Garden Holdings Co. Ltd.	35,450,163	14,463
*	China Evergrande Group	21,010,921	13,274
	China Vanke Co. Ltd.	5,774,254	13,093
	Fullshare Holdings Ltd.	24,289,000	10,536
	Longfor Properties Co. Ltd.	5,409,208	7,409
	Shimao Property Holdings Ltd.	5,415,664	7,091
	Guangzhou R&F Properties Co. Ltd.	4,451,809	6,756
	Sino-Ocean Group Holding Ltd.	14,919,829	6,322
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	3,996,577	5,895
	Shenzhen Investment Ltd.	12,968,201	5,294
	Sunac China Holdings Ltd.	8,051,378	5,068
	China Jinmao Holdings Group Ltd.	17,670,054	4,935
^,2 Red Star Macalline Group Corp. Ltd.		4,714,000	4,852
	Future Land Holdings Co. Ltd. Class A	2,878,159	4,624
	Shui On Land Ltd.	15,317,038	4,136
	SOHO China Ltd.	8,452,045	3,908
*	Zall Group Ltd.	7,283,574	3,768
	Agile Group Holdings Ltd.	6,409,409	3,679
	KWG Property Holding Ltd.	5,882,158	3,649
	Yuexiu Property Co. Ltd.	27,675,094	3,576
^	CIFI Holdings Group Co. Ltd.	12,452,000	3,233
^,* Goldin Properties Holdings Ltd.		5,781,800	3,137
^	China South City Holdings Ltd.	14,414,111	2,963
^,* Carnival Group International Holdings Ltd.		24,084,514	2,858
	Yuexiu REIT	4,654,516	2,791
	Hopson Development Holdings Ltd.	2,858,710	2,616
	K Wah International Holdings Ltd.	5,087,338	2,575
^,* Poly Property Group Co. Ltd.		8,855,648	2,393
*	Renhe Commercial Holdings Co. Ltd.	85,626,484	2,180
	Logan Property Holdings Co. Ltd.	5,529,984	2,112
*	Greentown China Holdings Ltd.	2,854,814	2,076
	Tian An China Investment Co. Ltd.	3,420,761	1,879
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,119,034	1,757
	Yuzhou Properties Co. Ltd.	5,789,000	1,717
^,* China Oceanwide Holdings Ltd.		16,242,000	1,636
	Spring REIT	3,533,000	1,580
	Beijing Capital Land Ltd.	4,053,034	1,549
	Shanghai Industrial Urban Development Group Ltd.	6,692,799	1,513
2	Sunshine 100 China Holdings Ltd.	3,547,000	1,509
	Gemdale Properties & Investment Corp. Ltd.	24,132,000	1,435
^,* Kaisa Group Holdings Ltd.		6,991,671	1,406
	C C Land Holdings Ltd.	5,390,000	1,397

^,*,2 Redco Properties Group Ltd.		1,812,000	1,320
^	China Aoyuan Property Group Ltd.	6,165,000	1,305
*	Beijing Enterprises Medical & Health Group Ltd.	20,268,000	1,283
^	China SCE Property Holdings Ltd.	6,044,766	1,280
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,015,000	1,228
	Guorui Properties Ltd.	3,604,000	1,227
^,* China Overseas Grand Oceans Group Ltd.		4,182,386	1,202

^	LVGEM China Real Estate Investment Co. Ltd.	4,824,000	1,152
*	Ronshine China Holdings Ltd.	1,389,000	1,143
	Xinyuan Real Estate Co. Ltd. ADR	210,318	1,052
*	Mingfa Group International Co. Ltd.	4,231,908	1,031
^,* Zhuguang Holdings Group Co. Ltd.		5,406,000	955
^	Future Land Development Holdings Ltd.	6,156,000	946
*	Glorious Property Holdings Ltd.	10,077,036	938
	Beijing North Star Co. Ltd.	2,994,000	919
	Powerlong Real Estate Holdings Ltd.	3,939,139	891
	Fantasia Holdings Group Co. Ltd.	6,352,443	878
*	Wuzhou International Holdings Ltd.	8,660,000	871
*	Sinolink Worldwide Holdings Ltd.	8,696,643	865
	China Merchants Land Ltd.	5,230,000	831
2	China Vast Industrial Urban Development Co. Ltd.	2,017,000	795
^	Hydoo International Holding Ltd.	6,444,000	773
	Road King Infrastructure Ltd.	904,000	746
*	China New City Commercial Development Ltd.	1,980,000	723
*	Wanda Hotel Development Co. Ltd.	7,033,741	709
	Times Property Holdings Ltd.	1,769,000	705
*	China Minsheng Drawin Technology Group Ltd.	15,400,000	657
^,* Greenland Hong Kong Holdings Ltd.		2,162,000	649
^,* China New Town Development Co. Ltd.		17,607,600	647
	Minmetals Land Ltd.	5,203,000	639
*	SRE Group Ltd.	21,628,000	630
^,* Ping An Securities Group Holdings Ltd.		53,420,000	593
	New Century REIT	1,843,000	585
	Lai Fung Holdings Ltd.	31,241,000	577
*	Silver Grant International Industries Ltd.	5,204,216	558
*	Greattown Holdings Ltd. Class B	643,800	555
*	Guangdong Land Holdings Ltd.	1,780,000	487
*	Beijing Properties Holdings Ltd.	7,442,000	475
	Top Spring International Holdings Ltd.	1,384,500	449
*	China Properties Group Ltd.	1,871,000	408
	Tian Shan Development Holding Ltd.	1,054,000	395
*	Shanghai Zendai Property Ltd.	21,210,000	395
*	HKC Holdings Ltd.	20,348,000	387
	Overseas Chinese Town Asia Holdings Ltd.	922,000	310
*	Zhong An Real Estate Ltd.	3,184,000	287
			325,736
Denmark (0.0%)
*	TK Development A/S	294,718	334
*	Jeudan A/S	101	11
			345
Egypt (0.2%)
	Talaat Moustafa Group	4,371,173	2,757
	Palm Hills Developments SAE	5,275,893	1,556
*	Six of October Development & Investment	903,471	1,422
	Heliopolis Housing	134,738	820
*	Emaar Misr for Development SAE	2,517,594	721
*	United Housing & Development	258,006	285
	Amer Group Holding	6,337,146	207
			7,768
Finland (0.2%)
	Citycon Oyj	1,697,509	4,247
	Sponda Oyj	915,415	4,199

	Technopolis Oyj	376,444	1,620
			10,066
France (5.5%)
	Unibail-Rodamco SE	433,625	119,474
	Klepierre	836,014	40,088
	Gecina SA	159,270	24,140
	Fonciere Des Regions	192,865	18,148
	ICADE	157,787	12,173
	Nexity SA	155,829	8,289
	Fonciere de Paris SIIC	41,042	6,476
	Altarea SCA	11,258	2,204
	Mercialys SA	81,470	1,905
	ANF Immobilier	45,887	1,124
	Fonciere des Murs SCA	34,532	1,059
	Affine SA	24,450	416
			235,496
Germany (5.1%)
	Vonovia SE	1,964,184	77,875
	Deutsche Wohnen AG	1,490,847	55,816
	LEG Immobilien AG	278,327	27,944
	Grand City Properties SA	444,810	9,900
	Deutsche EuroShop AG	198,530	9,416
^	TAG Immobilien AG	540,883	7,700
	alstria office REIT-AG	474,568	6,609
	TLG Immobilien AG	246,208	5,512
2	ADO Properties SA	105,537	4,294
*	PATRIZIA Immobilien AG	159,381	4,025
	Hamborner REIT AG	279,638	3,311
	VIB Vermoegen AG	115,800	2,426
	DIC Asset AG	210,240	2,049
^,* WCM Beteiligungs & Grundbesitz-AG		480,171	1,664
^	ADLER Real Estate AG	109,266	1,639
			220,180
Greece (0.1%)
	Grivalia Properties REIC AE	173,958	1,355
*	LAMDA Development SA	165,462	838
			2,193
Hong Kong (11.5%)
	Sun Hung Kai Properties Ltd.	7,050,441	101,163
	Cheung Kong Property Holdings Ltd.	12,238,375	87,819
	Link REIT	9,926,089	74,159
	Sino Land Co. Ltd.	20,890,605	37,379
	Hongkong Land Holdings Ltd.	5,216,212	33,468
	Henderson Land Development Co. Ltd.	4,843,320	28,911
	Hang Lung Properties Ltd.	9,329,932	20,220
	Wheelock & Co. Ltd.	3,578,652	19,190
	Swire Properties Ltd.	4,629,200	12,917
	Hysan Development Co. Ltd.	2,758,655	12,721
	Hang Lung Group Ltd.	3,823,103	12,388
	Kerry Properties Ltd.	2,732,832	7,494
	Chinese Estates Holdings Ltd.	2,101,452	5,698
	Champion REIT	9,630,512	5,566
	Great Eagle Holdings Ltd.	1,160,697	5,249
	Joy City Property Ltd.	17,692,945	2,881
	Sunlight REIT	4,602,400	2,815
	Prosperity REIT	5,131,649	2,291

^ Yida China Holdings Ltd.	4,402,000	1,738
Kowloon Development Co. Ltd.	1,612,414	1,497
Far East Consortium International Ltd.	4,119,000	1,430
^ TAI Cheung Holdings Ltd.	1,718,033	1,423
Lai Sun Development Co. Ltd.	74,685,453	1,351
^ Langham Hospitality Investments and Langham Hospitality Investments Ltd.	3,849,500	1,336
HKR International Ltd.	2,974,882	1,295
Hong Kong Ferry Holdings Co. Ltd.	981,000	1,122
Liu Chong Hing Investment Ltd.	888,000	1,107
Emperor International Holdings Ltd.	4,829,832	1,103
^ Regal REIT	4,011,815	1,072
* Wang On Properties Ltd.	964,000	1,052
CSI Properties Ltd.	21,998,348	838
Soundwill Holdings Ltd.	512,500	812
* Jiayuan International Group Ltd.	2,048,000	663
ITC Properties Group Ltd.	1,274,000	510
China Motor Bus Co. Ltd.	49,600	493
International Entertainment Corp.	1,872,000	330
* China City Infrastructure Group Ltd.	4,972,000	328
China Properties Investment Holdings Ltd.	14,598,000	275
^ Wang On Group Ltd.	32,000,000	272
Kingwell Group Ltd.	8,416,000	263
* ZH International Holdings Ltd.	7,610,000	207
* Man Sang International Ltd.	2,244,000	180
		493,026
India (0.3%)
DLF Ltd.	1,848,990	4,462
* Housing Development & Infrastructure Ltd.	1,143,317	1,741
Oberoi Realty Ltd.	359,338	1,566
* Indiabulls Real Estate Ltd.	1,114,869	1,536
Prestige Estates Projects Ltd.	469,653	1,308
Phoenix Mills Ltd.	215,465	1,169
* Godrej Properties Ltd.	207,493	1,120
* Unitech Ltd.	7,421,577	803
Mahindra Lifespace Developers Ltd.	84,255	559
		14,264
Indonesia (1.0%)
Lippo Karawaci Tbk PT	85,113,900	7,383
Bumi Serpong Damai Tbk PT	41,434,627	6,636
Summarecon Agung Tbk PT	43,067,900	5,599
Pakuwon Jati Tbk PT	109,084,628	5,439
Ciputra Development Tbk PT	46,811,182	5,035
* Hanson International Tbk PT	60,527,400	3,581
* Alam Sutera Realty Tbk PT	49,144,597	1,976
* Kawasan Industri Jababeka Tbk PT	76,178,783	1,830
* Modernland Realty Tbk PT	37,306,000	1,164
Intiland Development Tbk PT	25,825,151	1,145
* Lippo Cikarang Tbk PT	1,583,900	909
Ciputra Surya Tbk PT	3,187,770	683
Bekasi Fajar Industrial Estate Tbk PT	25,275,382	666
* Agung Podomoro Land Tbk PT	28,661,400	648
Sentul City Tbk PT	71,307,500	507
Ciputra Property Tbk PT	9,848,229	467
Puradelta Lestari Tbk PT	21,661,700	448
* Eureka Prima Jakarta Tbk PT	16,758,300	277

*	Bakrieland Development Tbk PT	48,597,400	186
			44,579
Ireland (0.3%)
	Green REIT plc	3,010,650	4,941
	Hibernia REIT plc	3,075,577	4,679
	Irish Residential Properties REIT plc	1,483,972	1,876
			11,496
Israel (0.7%)
	Azrieli Group Ltd.	135,630	5,968
	Gazit-Globe Ltd.	430,048	4,250
	Alony Hetz Properties & Investments Ltd.	403,838	3,492
	Melisron Ltd.	76,314	3,261
*	Airport City Ltd.	268,208	2,866
	Reit 1 Ltd.	713,516	2,291
	Amot Investments Ltd.	479,506	2,011
	Norstar Holdings Inc.	78,318	1,400
	Sella Capital Real Estate Ltd.	619,059	1,039
*	Summit Real Estate Holdings Ltd.	173,821	900
	Africa Israel Properties Ltd.	47,921	775
	Blue Square Real Estate Ltd.	18,467	711
	Big Shopping Centers Ltd.	11,616	706
*	ADO Group Ltd.	45,352	640
*	Jerusalem Oil Exploration	6,603	291
*	Africa Israel Investments Ltd.	437,026	137
			30,738
Italy (0.1%)
	Beni Stabili SpA SIIQ	4,730,355	3,098
	Immobiliare Grande Distribuzione SIIQ SPA	1,370,521	1,196
^,* Prelios SPA		3,524,114	312
			4,606
Japan (23.2%)
	Mitsubishi Estate Co. Ltd.	6,143,645	114,257
	Mitsui Fudosan Co. Ltd.	4,379,057	94,788
	Daiwa House Industry Co. Ltd.	2,944,274	82,560
	Daito Trust Construction Co. Ltd.	345,600	58,033
	Sumitomo Realty & Development Co. Ltd.	2,104,367	54,449
	Nippon Building Fund Inc.	6,251	38,464
	Japan Real Estate Investment Corp.	5,795	35,034
	Japan Retail Fund Investment Corp.	11,314	27,837
	Nomura Real Estate Master Fund Inc.	16,393	27,167
	United Urban Investment Corp.	12,989	24,283
	Hulic Co. Ltd.	1,998,064	20,725
	Nippon Prologis REIT Inc.	8,147	20,374
	Orix JREIT Inc.	10,726	19,784
	Japan Prime Realty Investment Corp.	3,865	17,015
	Advance Residence Investment Corp.	5,770	16,068
	GLP J-Reit	11,510	14,677
	Japan Hotel REIT Investment Corp.	16,551	13,883
	Tokyu Fudosan Holdings Corp.	2,274,356	13,458
	Activia Properties Inc.	2,453	12,840
	Tokyo Tatemono Co. Ltd.	954,283	11,882
	Frontier Real Estate Investment Corp.	2,172	11,633
	Kenedix Office Investment Corp.	1,811	11,330
	Nippon Accommodations Fund Inc.	2,149	9,835
^	Mori Hills REIT Investment Corp.	6,209	9,772
	Invincible Investment Corp.	14,320	9,646

Nomura Real Estate Holdings Inc.	556,829	9,603
Japan Logistics Fund Inc.	3,962	9,294
^ Industrial & Infrastructure Fund Investment Corp.	1,578	9,091
^ Daiwa Office Investment Corp.	1,434	8,553
^ Daiwa House REIT Investment Corp.	1,385	8,525
^ Daiwa House Residential Investment Corp.	3,021	8,492
Leopalace21 Corp.	1,176,250	8,428
Mori Trust Sogo Reit Inc.	4,489	8,335
Japan Excellent Inc.	5,619	7,959
Aeon Mall Co. Ltd.	514,383	6,911
Premier Investment Corp.	4,953	6,775
Hulic Reit Inc.	3,793	6,702
Fukuoka REIT Corp.	2,963	6,138
Japan Rental Housing Investments Inc.	7,143	6,132
AEON REIT Investment Corp.	4,766	6,033
Tokyu REIT Inc.	4,144	5,921
^ Sekisui House SI Residential Investment Corp.	4,542	5,618
Ichigo Office REIT Investment	6,757	5,282
Sekisui House Reit Inc.	3,639	5,174
NTT Urban Development Corp.	484,700	5,166
* LaSalle Logiport REIT	4,836	5,053
Comforia Residential REIT Inc.	2,077	4,952
Kenedix Retail REIT Corp.	1,790	4,892
^ NIPPON REIT Investment Corp.	1,708	4,517
^ Hoshino Resorts REIT Inc.	361	4,423
MCUBS MidCity Investment Corp.	1,184	4,322
Kenedix Residential Investment Corp.	1,553	4,235
Hankyu Reit Inc.	2,725	3,783
Heiwa Real Estate REIT Inc.	4,069	3,435
Global One Real Estate Investment Corp. Class A	829	3,295
TOC Co. Ltd.	388,229	3,284
^ Invesco Office J-Reit Inc.	3,548	3,264
Top REIT Inc.	762	3,251
^ Takara Leben Co. Ltd.	383,552	2,998
Unizo Holdings Co. Ltd.	79,200	2,826
Daikyo Inc.	1,376,050	2,412
Daibiru Corp.	248,057	2,390
Heiwa Real Estate Co. Ltd.	155,532	2,043
^ Star Asia Investment Corp.	1,515	1,302
^ SIA Reit Inc.	308	1,294
Goldcrest Co. Ltd.	79,840	1,257
Starts Proceed Investment Corp.	710	1,217
Shinoken Group Co. Ltd.	50,000	1,086
Keihanshin Building Co. Ltd.	182,000	908
^ Ichigo Hotel REIT Investment Corp.	538	809
^ Japan Property Management Center Co. Ltd.	52,300	661
^ SAMTY Co. Ltd.	61,400	613
^ Nippon Commercial Development Co. Ltd.	38,800	572
^ Samty Residential Investment Corp.	656	561
Airport Facilities Co. Ltd.	103,500	545
^ Japan Senior Living Investment Corp.	360	542
Tokyo Theatres Co. Inc.	354,017	401
		991,069
Malaysia (0.7%)
IOI Properties Group Bhd.	6,277,816	3,641
KLCCP Stapled Group	1,443,370	2,660
Sunway Bhd.	3,395,385	2,444

	Mah Sing Group Bhd.	5,675,625	2,259
	IGB REIT	5,574,700	2,246
	SP Setia Bhd Group	2,748,660	2,075
	Sunway REIT	4,832,034	1,983
	Pavilion REIT	3,448,000	1,566
*	Eco World Development Group Bhd.	4,460,400	1,415
	UEM Sunrise Bhd.	5,516,565	1,413
	Capitaland Malaysia Mall Trust	3,762,800	1,397
*	Eastern & Oriental Bhd.	3,055,856	1,276
	Axis REIT	2,877,500	1,252
	UOA Development Bhd.	2,078,100	1,226
	Matrix Concepts Holdings Bhd.	1,520,383	946
	IGB Corp. Bhd.	1,268,100	795
*	YNH Property Bhd.	1,436,966	675
	KSL Holdings Bhd.	1,688,800	469
	Tropicana Corp. Bhd.	1,710,146	445
	Tambun Indah Land Bhd.	932,200	341
	Land & General Bhd.	3,342,800	325
*	Eco World Development Group Bhd Warrants 2 Exp. 3/26/2022	450,320	41
*	Eastern & Oriental Bhd Warrants Exp. 7/21/2019	438,840	22
*	Matrix Concepts Holdings Bhd. Warrants Exp. 7/20/2020	133,683	14
*	Mah Sing Group Warrants Exp. 1/15/2026	264,345	9
*	Mah Sing Group Bhd. Warrants Exp. 3/18/2018	156,256	9
			30,944
Mexico (1.2%)
	Fibra Uno Administracion SA de CV	11,689,012	23,839
	Concentradora Fibra Danhos SA de CV	3,356,815	6,089
	Macquarie Mexico Real Estate Management SA de CV	3,543,486	4,534
	PLA Administradora Industrial S de RL de CV	2,710,261	4,497
*	Grupo GICSA SA de CV	5,097,299	3,534
	Corp Inmobiliaria Vesta SAB de CV	2,249,800	3,240
	Prologis Property Mexico SA de CV	1,298,000	2,048
	Concentradora Fibra Hotelera Mexicana SA de CV	2,167,461	1,560
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,579,518	1,445
	Asesor de Activos Prisma SAPI de CV	1,520,700	1,008
			51,794
Netherlands (0.6%)
	Eurocommercial Properties NV	212,730	9,423
	Wereldhave NV	176,954	8,567
	Vastned Retail NV	83,704	3,513
	NSI NV	604,126	2,670
	Brack Capital Properties NV	13,187	1,160
			25,333
New Zealand (0.6%)
	Kiwi Property Group Ltd.	5,628,276	6,345
	Goodman Property Trust	4,625,665	4,440
	Precinct Properties New Zealand Ltd.	4,475,712	4,061
	Argosy Property Ltd.	3,582,741	2,976
	Vital Healthcare Property Trust	1,418,338	2,287
^,* Stride Stapled Group		1,555,754	2,270
	Property for Industry Ltd.	1,888,620	2,218
^,* Investore Property Ltd.		924,437	1,102
			25,699
Norway (0.2%)
2	Entra ASA	333,785	3,546
	Olav Thon Eiendomsselskap ASA	131,860	2,503

Norwegian Property ASA	1,138,992	1,348
Selvaag Bolig ASA	181,004	826
		8,223
Philippines (1.8%)
SM Prime Holdings Inc.	51,219,765	31,788
Ayala Land Inc.	26,174,600	21,958
Megaworld Corp.	58,155,000	6,216
Robinsons Land Corp.	7,096,850	4,825
* DoubleDragon Properties Corp.	2,566,990	3,130
Vista Land & Lifescapes Inc.	21,084,278	2,688
Filinvest Land Inc.	43,641,000	1,805
8990 Holdings Inc.	8,177,000	1,363
Belle Corp.	17,150,800	1,173
		74,946
Poland (0.1%)
* Globe Trade Centre SA	924,804	1,675
Echo Investment SA	518,348	606
		2,281
Qatar (0.2%)
Barwa Real Estate Co.	420,859	4,052
United Development Co. QSC	369,559	2,009
* Mazaya Qatar Real Estate Development QSC	105,747	411
		6,472
Russia (0.1%)
LSR Group PJSC GDR	821,928	2,464
Etalon Group Ltd. GDR	480,687	1,269
		3,733
Singapore (5.8%)
CapitaLand Ltd.	11,111,338	26,382
Global Logistic Properties Ltd.	13,458,731	19,300
CapitaLand Mall Trust	11,775,734	18,869
Ascendas REIT	10,042,361	18,403
Suntec REIT	11,204,827	14,023
City Developments Ltd.	2,096,590	13,342
UOL Group Ltd.	2,864,578	12,359
CapitaLand Commercial Trust	8,843,682	9,956
Fortune REIT	5,985,861	7,683
^ Mapletree Commercial Trust	6,329,985	7,480
Mapletree Industrial Trust	5,348,234	7,234
Mapletree Greater China Commercial Trust	7,816,060	6,276
Keppel REIT	7,752,715	6,173
Mapletree Logistics Trust	6,605,229	5,212
Frasers Centrepoint Trust	2,540,641	4,057
Starhill Global REIT	6,128,868	3,666
^ Keppel DC REIT	3,778,700	3,411
CapitaLand Retail China Trust	2,993,386	3,407
Parkway Life REIT	1,715,755	3,269
CDL Hospitality Trusts	2,973,102	3,265
Ascott Residence Trust	3,831,955	3,236
AIMS AMP Capital Industrial REIT	2,453,476	2,686
Wing Tai Holdings Ltd.	1,957,410	2,543
^ SPH REIT	3,519,600	2,536
Frasers Commercial Trust	2,533,767	2,534
Ascendas India Trust	3,158,266	2,391
Cache Logistics Trust	3,686,105	2,384

	Lippo Malls Indonesia Retail Trust	8,275,306	2,315
	First REIT	2,368,254	2,298
^	Sinarmas Land Ltd.	6,350,900	2,157
^,* Yoma Strategic Holdings Ltd.		4,953,418	2,146
	Ascendas Hospitality Trust	3,648,800	2,029
	Yanlord Land Group Ltd.	2,296,504	2,025
	Croesus Retail Trust	3,053,200	1,945
^	OUE Hospitality Trust	3,518,400	1,916
^	Frasers Centrepoint Ltd.	1,659,200	1,878
	Cambridge Industrial Trust	4,549,409	1,865
	Far East Hospitality Trust	3,669,480	1,752
^	United Industrial Corp. Ltd.	852,188	1,738
	Ho Bee Land Ltd.	965,303	1,594
	Wheelock Properties Singapore Ltd.	1,402,569	1,532
	Soilbuild Business Space REIT	2,928,600	1,464
	GuocoLand Ltd.	1,047,877	1,463
^	Frasers Hospitality Trust	2,390,100	1,401
	Sabana Shari'ah Compliant Industrial REIT	3,068,836	1,213
	Perennial Real Estate Holdings Ltd.	1,701,577	1,106
	OUE Commercial REIT	1,916,900	980
	Oxley Holdings Ltd.	2,123,300	619
^,* Ying Li International Real Estate Ltd.		4,365,000	444
^,* GSH Corp. Ltd.		1,711,300	441
			248,398
South Africa (1.8%)
	Growthpoint Properties Ltd.	9,667,691	18,346
	Redefine Properties Ltd.	19,981,555	17,259
	Resilient REIT Ltd.	1,585,876	15,422
	Hyprop Investments Ltd.	931,052	9,051
*	Attacq Ltd.	3,100,519	4,357
	SA Corporate Real Estate Fund Nominees Pty Ltd.	7,613,205	3,067
	Vukile Property Fund Ltd.	2,283,950	2,961
	Emira Property Fund Ltd.	2,099,192	2,225
	Octodec Investments Ltd.	823,595	1,355
	Balwin Properties Ltd.	1,923,798	1,238
	Rebosis Property Fund Ltd.	1,543,331	1,192
	Delta Property Fund Ltd.	1,964,982	918
	Hospitality Property Fund Ltd. Class A	533,962	471
			77,862
South Korea (0.0%)
	Dongwon Development Co. Ltd.	160,537	709
^	SK D&D Co. Ltd.	12,503	562
			1,271
Spain (0.9%)
	Merlin Properties Socimi SA	1,348,163	15,446
*	Inmobiliaria Colonial SA	1,046,674	8,282
	Hispania Activos Inmobiliarios SOCIMI SA	468,823	6,275
	Axiare Patrimonio SOCIMI SA	259,503	3,540
^	Lar Espana Real Estate Socimi SA	267,982	1,939
*	Realia Business SA	914,976	999
*	Lar Espana Real Estate Socimi SA interim Line	132,480	958
			37,439
Sweden (2.2%)
	Castellum AB	1,213,196	18,348
	Fabege AB	618,648	11,045
*	Fastighets AB Balder Class B	339,586	9,282

Hufvudstaden AB Class A	518,266	8,655
Wallenstam AB	972,216	8,480
Hemfosa Fastigheter AB	699,862	7,503
Wihlborgs Fastigheter AB	304,385	6,749
Kungsleden AB	689,702	5,139
Atrium Ljungberg AB	210,928	3,559
^ Sagax AB Class B	327,321	3,268
Klovern AB	1,986,435	2,542
* D Carnegie & Co. AB Class B	173,599	2,203
Dios Fastigheter AB	213,029	1,681
Victoria Park AB	469,902	1,586
NP3 Fastigheter AB	212,649	1,113
FastPartner AB	63,713	1,035
Platzer Fastigheter Holding AB Class B	162,146	881
* Tribona AB	129,122	640
		93,709
Switzerland (1.6%)
Swiss Prime Site AG	308,802	28,361
PSP Swiss Property AG	179,066	18,054
Allreal Holding AG	63,186	9,335
Mobimo Holding AG	27,476	6,615
Intershop Holding AG	6,541	3,205
Zug Estates Holding AG Class B	1,046	1,794
Hiag Immobilien Holding AG	11,050	1,123
		68,487
Taiwan (0.7%)
Highwealth Construction Corp.	4,278,149	6,529
* Ruentex Development Co. Ltd.	4,349,579	5,218
Cathay No 1 REIT	4,695,310	2,457
Huaku Development Co. Ltd.	988,554	1,652
Chong Hong Construction Co. Ltd.	869,497	1,578
Prince Housing & Development Corp.	4,538,478	1,508
Farglory Land Development Co. Ltd.	1,301,631	1,402
* Cathay Real Estate Development Co. Ltd.	3,073,000	1,377
Cathay No 2 REIT	2,415,000	1,216
Hung Sheng Construction Ltd.	2,071,000	1,071
Taiwan Land Development Corp.	2,748,257	914
Radium Life Tech Co. Ltd.	2,805,947	889
Kuoyang Construction Co. Ltd.	2,150,665	799
Hung Poo Real Estate Development Corp.	939,194	788
Kindom Construction Corp.	1,366,000	735
KEE TAI Properties Co. Ltd.	1,631,869	655
Huang Hsiang Construction Corp.	579,000	627
* Shining Building Business Co. Ltd.	1,642,971	559
Pacific Construction Co.	1,254,000	458
Advancetek Enterprise Co. Ltd.	599,000	385
Yea Shin International Development Co. Ltd.	714,392	307
King's Town Construction Co. Ltd.	453,239	269
Yungshin Construction & Development Co. Ltd.	178,800	147
		31,540
Thailand (1.1%)
* Central Pattana PCL	5,911,900	9,767
* Land & Houses PCL	15,034,100	4,407
CPN Retail Growth Leasehold Property Fund	7,027,610	4,077
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	7,769,072	3,836
* Pruksa Real Estate PCL	3,086,900	2,438

	Samui Airport Property Fund Leasehold	3,174,300	2,302
*	Supalai PCL	2,860,705	2,048
*	Bangkok Land PCL	37,795,300	1,652
*	WHA Corp. PCL	16,227,630	1,467
*	Quality Houses PCL	17,620,300	1,399
*	IMPACT Growth REIT	3,012,900	1,305
*	MBK PCL	2,894,320	1,255
*	Golden Ventures Leasehold REIT	2,646,900	1,147
*	LPN Development PCL	2,447,500	922
*	Amata Corp. PCL	2,149,500	822
	Sansiri PCL	14,694,200	765
^	TICON Industrial Connection PCL	1,609,280	735
	Singha Estate PCL	4,355,700	632
*	Platinum Group PCL	3,319,400	620
*	Siam Future Development PCL	3,330,267	589
*	AP Thailand PCL	2,760,150	587
^,* WHA Corp. PCL		4,759,678	430
*	United Power of Asia PCL	15,139,000	335
	Asian Property Development PCL (Foreign)	1,513,270	322
*	Property Perfect PCL	12,008,800	317
*	SC Asset Corp. PCL	3,071,925	309
*	Sansiri PCL (Local)	5,418,200	282
	Univentures PCL (Foreign)	1,577,100	277
	TICON Industrial Connection PCL (Foreign)	578,993	265
	SC Asset Corp. PCL (Foreign)	2,526,712	254
	Rojana Industrial Park PCL NVDR	1,541,382	253
	Sansiri PCL (Foreign)	4,060,798	211
*	Rojana Industrial Park PCL	1,147,512	188
*	Univentures PCL	1,067,500	187
	Bangkok Land PCL (Foreign)	4,269,495	187
	Land & Houses PCL (Foreign)	481,300	145
^	Singha Estate PCL	933,364	136
	SC Asset Corp. PCL NVDR	831,300	84
	Rojana Industrial Park PCL (Foreign)	481,328	79
	Property Perfect PCL (Foreign)	2,742,000	72
*	WHA Corp. PCL Warrants Exp. 12/31/2019	108,341	21
*	Sansiri PLC Warrants Exp. 7/29/2017	6,096,366	—
*	Raimon Land PCL Warrants Exp. 6/14/2018	1,271,475	—
			47,126
Turkey (0.2%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,538,671	7,648
	Is Gayrimenkul Yatirim Ortakligi AS	2,088,609	1,155
	Torunlar Gayrimenkul Yatirim Ortakligi AS	336,025	521
	Saf Gayrimenkul Yatirim Ortakligi AS	1,154,444	309
			9,633
United Arab Emirates (1.3%)
	Emaar Properties PJSC	15,436,497	28,965
	Aldar Properties PJSC	13,703,102	10,761
	Emaar Malls Group PJSC	8,512,517	6,708
	DAMAC Properties Dubai Co. PJSC	7,243,020	4,624
*	Deyaar Development PJSC	6,299,477	1,029
*	Eshraq Properties Co. PJSC	4,734,595	969
	RAK Properties PJSC	4,611,175	756
			53,812
United Kingdom (7.0%)
	Land Securities Group plc	3,550,977	51,406

British Land Co. plc	4,525,951	40,167
Hammerson plc	3,476,816	25,665
Segro plc	3,288,940	19,271
Derwent London plc	491,209	18,474
Shaftesbury plc	1,231,527	15,210
^	Intu Properties plc	3,620,726	14,357
Great Portland Estates plc	1,524,407	13,781
^	Capital & Counties Properties plc	3,295,428	12,673
UNITE Group plc	974,933	8,170
Tritax Big Box REIT plc	3,679,151	6,636
Big Yellow Group plc	651,432	6,107
LondonMetric Property plc	2,783,915	5,958
F&C Commercial Property Trust Ltd.	3,509,406	5,754
Assura plc	7,228,649	5,624
Grainger plc	1,852,230	5,325
Workspace Group plc	520,168	4,856
^	Hansteen Holdings plc	3,291,843	4,657
Safestore Holdings plc	915,895	4,490
Primary Health Properties plc	2,616,195	3,847
Empiric Student Property plc	2,039,941	3,105
Redefine International PLC	5,412,384	3,100
St. Modwen Properties plc	821,471	3,065
Daejan Holdings plc	39,117	2,911
UK Commercial Property Trust Ltd.	2,634,075	2,737
Picton Property Income Ltd.	2,384,304	2,166
Helical plc	474,309	1,781
Schroder REIT Ltd.	2,277,541	1,658
^,* Raven Russia Ltd.	2,703,566	1,359
Urban & Civic plc	460,229	1,358
*	CLS Holdings plc	73,703	1,329
McKay Securities plc	424,693	1,087
U & I Group plc	540,986	1,085
2	Regional REIT Ltd.	791,136	1,032
300,201
Total Common Stocks (Cost $4,263,069)	4,271,106
Coupon	Shares
Temporary Cash Investments (2.7%)1
Money Market Fund (2.7%)
3,4 Vanguard Market Liquidity Fund	0.561%	114,640,622	114,641

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6 Federal Home Loan Bank Discount Notes	0.375%	9/30/16	300	300
5,6 Federal Home Loan Bank Discount Notes	0.370%	10/7/16	500	499
799
Total Temporary Cash Investments (Cost $115,440)	115,440
Total Investments (102.4%) (Cost $4,378,509)	4,386,546
Other Assets and Liabilities-Net (-2.4%)4	(104,841)
Net Assets (100%)	4,281,705

  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $104,744,000.
  Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $35,590,000, representing 0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $114,641,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Global ex-U.S. Real Estate Index Fund

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	197,579	4,070,265	3,262
Temporary Cash Investments	114,641	799	—
Futures Contracts—Assets[1]	12	—	—
Total	312,232	4,071,064	3,262
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	70	7,589	308

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2016, the cost of investment securities for tax purposes was $4,402,136,000. Net unrealized depreciation of investment securities for tax purposes was $15,590,000, consisting of unrealized gains of $392,997,000 on securities that had risen in value since their purchase and $408,587,000 in unrealized losses on securities that had fallen in value since their purchase.

Global ex-U.S. Real Estate Index Fund

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 16, 2016

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 16, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.